UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

Certified Shareholder Report of

Registered Management Investment Companies

Investment Company Act File Number: 811-03857

American Funds Insurance Series

(Exact Name of Registrant as Specified in Charter)

333 South Hope Street, 55th Floor

Los Angeles, California 90071

(Address of Principal Executive Offices)

Registrant's telephone number, including area code: (949) 975-5000

Date of fiscal year end: December 31

Date of reporting period: June 30, 2022

Gregory F. Niland

American Funds Insurance Series

5300 Robin Hood Road

Norfolk, Virginia 23513

(Name and Address of Agent for Service)

ITEM 1 – Reports to Stockholders

American Funds Insurance Series® Semi-annual report for the six months ended June 30, 2022

Investing in global
companies for
the long term

American Funds Insurance Series, by Capital Group, is the underlying investment vehicle for many variable annuities and insurance products. For over 90 years, Capital Group has invested with a long-term focus based on thorough research and attention to risk.

Investing for short periods makes losses more likely. For current information and month-end results, visit capitalgroup.com/afis. For information about your insurance contract and month-end results, go to the website of the company that issued your contract.

Investing outside the United States involves risks, such as currency fluctuations, periods of illiquidity and price volatility, as more fully described in the prospectus. These risks may be heightened in connection with investments in developing countries. Investing in small-capitalization stocks can involve greater risk than is customarily associated with investing in stocks of larger, more established companies. The return of principal for bond funds and for funds with significant underlying bond holdings is not guaranteed. Fund shares are subject to the same interest rate, inflation and credit risks associated with the underlying bond holdings. High-yield bonds are subject to greater fluctuations in value and risk of loss of income and principal than investment-grade bonds. Bond ratings, which typically range from AAA/Aaa (highest) to D (lowest), are assigned by credit rating agencies such as Standard & Poor’s, Moody’s and/or Fitch as an indication of an issuer’s creditworthiness. Hedge instruments, including exchange-traded futures contracts and exchange-traded put options, may not provide an effective hedge of the underlying securities because changes in the prices of such instruments may not track those of the securities they are intended to hedge. In addition, the managed risk strategy may not effectively protect the funds from market declines and will limit the funds’ participation in market gains. The use of the managed risk strategy could cause the funds’ returns to lag those of the underlying funds in certain market conditions. Refer to the funds’ prospectuses and the Risk Factors section of this report for more information on these and other risks associated with investing in the funds.

Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value.

Fellow investors:

Results for the American Funds Insurance Series for the periods ended June 30, 2022, are shown on the following pages, as well as results of the funds’ benchmarks.

For additional information about the series, its investment results, holdings and portfolio managers, visit capitalgroup.com/afis. You can also access information about Capital Group’s American Funds and read our insights about the markets, retirement, saving for college, investing fundamentals and more at capitalgroup.com.

Contents

1	Letter to investors

2	Results at a glance

Investment portfolios

28	Global Growth Fund

33	Global Small Capitalization Fund

41	Growth Fund

48	International Fund

53	New World Fund®

67	Washington Mutual Investors FundSM

72	Capital World Growth and Income Fund®

81	Growth-Income Fund

87	International Growth and Income Fund

94	Capital Income Builder®

111	Asset Allocation Fund

141	American Funds Global Balanced FundSM

156	The Bond Fund of America®

183	Capital World Bond Fund®

202	American High-Income Trust®

221	American Funds Mortgage Fund®

227	Ultra-Short Bond Fund

229	U.S. Government Securities Fund®

237	Managed Risk Growth Fund

239	Managed Risk International Fund

241	Managed Risk Washington Mutual Investors Fund

243	Managed Risk Growth-Income Fund

245	Managed Risk Asset Allocation Fund

247	Financial statements

American Funds Insurance Series	1

Fund results shown are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Prices and returns will vary, so investors may lose money. Investing for short periods makes losses more likely. For current information and month-end results, visit capitalgroup.com/afis. For information about your insurance contract and month-end results, go to the website of the company that issued your contract.

Results at a glance

For periods ended June 30, 2022, with all distributions reinvested

	Inception	Cumulative total returns		Average annual total returns
Class 1 shares	date	6 months	1 year	5 years	10 years	Lifetime
Global Growth Fund	4/30/97	–27.84%	–24.63%	8.62%	11.25%	9.58%
MSCI All Country World Index (ACWI)[1]		–20.18	–15.75	7.00	8.76	6.21
Global Small Capitalization Fund	4/30/98	–31.99	–34.36	4.59	7.86	8.41
MSCI All Country World Small Cap Index[1]		–22.27	–21.82	4.68	8.33	7.20
Growth Fund	2/8/84	–29.80	–24.04	13.89	14.92	12.82
S&P 500 Index[2]		–19.96	–10.62	11.31	12.96	11.24
International Fund	5/1/90	–22.53	–26.93	0.91	5.20	7.10
MSCI All Country World Index (ACWI) ex USA[1]		–18.42	–19.42	2.50	4.83	5.28
New World Fund	6/17/99	–23.72	–27.22	4.65	5.53	7.50
MSCI All Country World Index (ACWI)[1]		–20.18	–15.75	7.00	8.76	5.01
Washington Mutual Investors Fund	7/5/01	–12.88	–3.07	8.48	11.55	6.88
S&P 500 Index[2]		–19.96	–10.62	11.31	12.96	7.63
Capital World Growth and Income Fund	5/1/06	–21.20	–17.65	5.31	8.66	6.28
MSCI All Country World Index (ACWI)[1]		–20.18	–15.75	7.00	8.76	5.63
Growth-Income Fund	2/8/84	–19.68	–12.58	9.59	12.27	11.05
S&P 500 Index[2]		–19.96	–10.62	11.31	12.96	11.24
International Growth and Income Fund	11/18/08	–19.00	–20.17	1.55	4.33	6.80
MSCI All Country World Index (ACWI) ex USA[1]		–18.42	–19.42	2.50	4.83	6.78
Capital Income Builder	5/1/14	–9.64	–5.14	4.68	—	4.22
70%/30% MSCI ACWI/Bloomberg U.S. Aggregate Index[3]		–17.26	–13.99	5.41	—	5.25
MSCI All Country World Index (ACWI)[1]		–20.18	–15.75	7.00	—	6.55
Bloomberg U.S. Aggregate Index[4]		–10.35	–10.29	0.88	—	1.56
Asset Allocation Fund	8/1/89	–15.78	–11.82	6.50	8.86	8.25
60%/40% S&P 500 Index/Bloomberg U.S. Aggregate Index[5]		–16.11	–10.24	7.37	8.50	8.28
S&P 500 Index[2]		–19.96	–10.62	11.31	12.96	9.84
Bloomberg U.S. Aggregate Index[4]		–10.35	–10.29	0.88	1.54	5.28
American Funds Global Balanced Fund	5/2/11	–16.31	–12.41	4.74	6.04	5.25
60%/40% MSCI ACWI/Bloomberg Global Aggregate Index[6]		–17.66	–15.41	4.18	5.41	4.37
MSCI All Country World Index (ACWI)[1]		–20.18	–15.75	7.00	8.76	6.78
Bloomberg Global Aggregate Index[4]		–13.91	–15.25	–0.55	0.11	0.32
The Bond Fund of America	1/2/96	–9.96	–9.48	1.79	2.12	4.22
Bloomberg U.S. Aggregate Index[4]		–10.35	–10.29	0.88	1.54	4.37
Capital World Bond Fund	10/4/06	–16.05	–17.37	–0.82	0.25	2.58
Bloomberg Global Aggregate Index[4]		–13.91	–15.25	–0.55	0.11	2.29
American High-Income Trust	2/8/84	–12.42	–10.67	3.13	4.46	8.17
Bloomberg U.S. Corporate High Yield 2% Issuer Capped Index[4]		–14.19	–12.82	2.09	4.47	N/A
American Funds Mortgage Fund	5/2/11	–6.77	–6.54	1.03	1.60	2.02
Bloomberg U.S. Mortgage Backed Securities Index[4]		–8.78	–9.03	0.36	1.18	1.60
Ultra-Short Bond Fund	2/8/84	0.09	–0.09	0.79	0.35	3.17
Bloomberg Short–Term Government/Corporate Index[4]		–0.37	–0.37	1.25	0.84	N/A
U.S. Government Securities Fund	12/2/85	–7.08	–6.27	1.66	1.64	5.36
Bloomberg U.S. Government/ Mortgage-Backed Securities Index[4]		–8.93	–8.91	0.62	1.10	5.63

2	American Funds Insurance Series

	Inception	Cumulative total returns		Average annual total returns
Class P1 shares	date	6 months	1 year	5 years	Lifetime
Managed Risk Growth Fund	5/1/13	–22.20%	–18.21%	9.47%	8.95%
S&P 500 Managed Risk Index — Moderate Aggressive[7]		–13.90	–6.01	7.36	8.28
Managed Risk International Fund	5/1/13	–15.68	–21.14	–0.41	0.86
S&P EPAC Ex. Korea LargeMidCap Managed Risk Index — Moderate Aggressive[7]		–14.46	–12.88	1.43	1.89
Managed Risk Washington Mutual Investors Fund	5/1/13	–9.45	–2.50	4.16	5.71
S&P 500 Managed Risk Index — Moderate[7]		–13.22	–6.26	6.66	7.51
Managed Risk Growth-Income Fund	5/1/13	–15.87	–10.85	6.66	7.19
S&P 500 Managed Risk Index — Moderate[7]		–13.22	–6.26	6.66	7.51
Managed Risk Asset Allocation Fund	9/28/12	–14.40	–11.09	4.34	6.16
S&P 500 Managed Risk Index — Moderate Conservative[7]		–12.74	–6.70	5.97	7.15

The market indexes shown are unmanaged and, therefore, have no expenses. Investors cannot invest directly in an index.

Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, investment results reflect fee waivers and/ or expense reimbursements, without which results would have been lower. The investment adviser is currently waiving a portion of its management fee for Global Growth Fund, Global Small Capitalization Fund, New World Fund, Washington Mutual Investors Fund, Capital World Growth and Income Fund, International Growth and Income Fund, Capital Income Builder, American Funds Global Balanced Fund, The Bond Fund of America, Capital World Bond Fund, American High-Income Trust, American Funds Mortgage Fund, U.S. Government Securities Fund, Managed Risk Growth Fund, Managed Risk International Fund, Managed Risk Washington Mutual Investors Fund, Managed Risk Growth-Income Fund and Managed Risk Asset Allocation Fund. The waivers will be in effect through at least May 1, 2023. The waivers may only be modified or terminated with the approval of the series’ board. Visit capitalgroup.com/afis for more information.

[1]	Source: MSCI. Results for MSCI indexes reflect dividends net of withholding taxes and reinvestment of distributions. MSCI All Country World Index is a free float-adjusted market capitalization weighted index that is designed to measure equity market results in the global developed and emerging markets, consisting of more than 40 developed and emerging market country indexes. MSCI All Country World Small Cap Index is a free float-adjusted market capitalization-weighted index that is designed to measure equity market results of smaller capitalization companies in both developed and emerging markets. MSCI All Country World ex USA Index is a free float-adjusted market capitalization weighted index that is designed to measure equity market results in the global developed and emerging markets, excluding the United States. The index consists of more than 40 developed and emerging market country indexes.
[2]	Source: S&P Dow Jones Indices LLC. S&P 500 Index is a market capitalization-weighted index based on the results of approximately 500 widely held common stocks.
[3]	Sources: MSCI and Bloomberg Index Services Ltd. The 70%/30% MSCI ACWI/Bloomberg U.S. Aggregate Index blends the MSCIACWI (All Country World Index) with the Bloomberg U.S. Aggregate Index by weighting their total returns at 70% and 30%, respectively. Its result assumes the blend is rebalanced monthly.
[4]	Source: Bloomberg Index Services Ltd. Bloomberg U.S. Aggregate Index represents the U.S. investment-grade (rated BBB/Baa and above) fixed-rate bond market. Bloomberg Global Aggregate Index represents the global investment-grade fixed income markets. Bloomberg U.S. Mortgage Backed Securities Index is a market-value-weighted index that covers the mortgage-backed pass-through securities of Ginnie Mae (GNMA), Fannie Mae (FNMA), and Freddie Mac (FHLMC). Bloomberg U.S. Corporate High Yield 2% Issuer Capped Index covers the universe of fixed-rate, non-investment-grade debt. The index limits the maximum exposure of any one issuer to 2%.Bloomberg U.S. Government/Mortgage-Backed Securities Index covers obligations issued by the U.S. Treasury and U.S. government agencies. Bloomberg Short-Term Government/Corporate Index consists of investment-grade, fixed rate, publicly placed, dollar-denominated and non-convertible securities with remaining maturity from one up to (but not including) 12 months within either the government or corporate sector.
[5]	Sources: Bloomberg Index Services Ltd. and S&P Dow Jones Indices LLC. Blends the S&P 500 with the Bloomberg U.S. Aggregate Index by weighting their total returns at 60% and 40%, respectively. Results assume the blend is rebalanced monthly.
[6]	Sources: MSCI and Bloomberg Index Services Ltd. The 60%/40% MSCI ACWI/Bloomberg Global Aggregate Index blends the MSCIACWI (All Country World Index) with the Bloomberg Global Aggregate Index by weighting their cumulative total returns at 60% and 40%, respectively. Its result assumes the blend is rebalanced monthly.
[7]	Source: S&P Dow Jones Indices LLC. Standard & Poor’s Managed Risk Index Series is designed to simulate a dynamic protective portfolio that allocates between the underlying equity index and cash, based on realized volatilities of the underlying equity and bond indexes, while maintaining a fixed allocation to the underlying bond index.

American Funds Insurance Series	3

About the series

Unless otherwise indicated, American Funds Insurance Series investment results are for Class 1 shares (Class P1 shares for managed risk funds). Class 1A shares began operations on January 6, 2017. Class 2 shares began operations on April 30, 1997. Class 3 shares began operations on January 16, 2004. Class 4 shares began operations on December 14, 2012. Results encompassing periods prior to those dates assume a hypothetical investment in Class 1 shares and include the deduction of additional annual expenses (0.25% for Class 1A shares, 0.25% for Class 2 shares, 0.18% for Class 3 shares and 0.50% for Class 4 shares).

The variable annuities and life insurance contracts that use the series’ funds contain certain fees and expenses not reflected in this report. Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower. Visit capitalgroup.com/afis for more information.

The investment adviser is currently waiving a portion of its management fee for Global Growth Fund, Global Small Capitalization Fund, New World Fund, Washington Mutual Investors Fund, Capital World Growth and Income Fund, International Growth and Income Fund, Capital Income Builder, American Funds Global Balanced Fund, The Bond Fund of America, Capital World Bond Fund, American High-Income Trust, American Funds Mortgage Fund and U.S. Government Securities Fund. The waivers will be in effect through at least May 1, 2023. The waivers may only be modified or terminated with the approval of the series’ board. Applicable fund results shown reflect the waivers, without which results would have been lower. Refer to the Financial Highlights tables in this report for details.

For the managed risk funds, the investment adviser is currently waiving a portion of its management fee equal to 0.05% of each fund’s net assets. In addition, the investment adviser is currently reimbursing a portion of other expenses for Managed Risk International Fund. The waivers and reimbursement will be in effect through at least May 1, 2023, unless modified or terminated by the series’ board. After that time, the investment adviser may elect to extend, modify or terminate the reimbursement. The waivers may only be modified or terminated with the approval of the series’ board. Applicable fund results shown reflect the waivers and reimbursement, without which results would have been lower. Refer to the Financial Highlights tables in this report for details.

The Managed Risk Growth Fund pursues its objective by investing in shares of American Funds Insurance Series – Growth FundSM and American Funds Insurance Series – The Bond Fund of AmericaSM. The Managed Risk International Fund pursues its objective by investing in shares of American Funds Insurance Series –International FundSM and American Funds Insurance Series – The Bond Fund of AmericaSM. The Managed Risk Washington Mutual Investors Fund pursues its objective by investing in shares of American Funds Insurance Series – Washington Mutual Investors FundSM and American Funds Insurance Series – U.S. Government Securities FundSM. The Managed Risk Growth-Income Fund pursues its objective by investing in shares of American Funds Insurance Series – Growth-Income FundSM and American Funds Insurance Series – The Bond Fund of AmericaSM. The Managed Risk Asset Allocation Fund pursues its objective by investing in shares of American Funds Insurance Series – Asset Allocation FundSM. The funds seek to manage portfolio volatility and provide downside protection, primarily through the use of exchange-traded futures. The benefit of the funds’ managed risk strategy should be most apparent during periods of high volatility and in down markets. In steady or rising markets, the funds’ results can be expected to lag those of the underlying fund.

Funds are listed in the report as follows: equity, balanced, fixed income and managed risk.

4	American Funds Insurance Series

Global Growth Fund

Fund results shown are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Prices and returns will vary, so investors may lose money. Investing for short periods makes losses more likely. For current information and month-end results, visit capitalgroup.com/afis. For information about your insurance contract and month-end results, go to the website of the company that issued your contract.

Total returns based on a $1,000 investment

For periods ended June 30, 2022*

	6 months	1 year	5 years	10 years	Lifetime (since April 30, 1997)	Gross expense ratio	Net expense ratio

Class 1	-27.84%	-24.63%	8.62%	11.25%	9.58%	0.53%	0.42%
Class 1A	-27.91	-24.79	8.36	10.99	9.31	0.78	0.67
Class 2	-27.91	-24.80	8.36	10.98	9.30	0.78	0.67
Class 4	-27.99	-24.98	8.08	10.75	9.05	1.03	0.92

Investment results assume all distributions are reinvested and reflect applicable fees and expenses. The investment adviser is currently waiving a portion of its management fee. This waiver will be in effect through at least May 1, 2023. The waiver may only be modified or terminated with the approval of the fund’s board. Net expense ratios reflect the waiver, without which they would have been higher. When applicable, investment results reflect fee waivers and/or expense reimbursements, without which results would have been lower. Visit capitalgroup.com/afis for more information. Expense ratios are restated to reflect current fees and are as of the fund’s prospectus dated May 1, 2022. Refer to the Financial Highlights table in this report for details.

*	Periods greater than one year are annualized.

Where the fund’s assets were invested as of June 30, 2022	Percent of net assets

American Funds Insurance Series	5

Global Small Capitalization Fund

Fund results shown are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Prices and returns will vary, so investors may lose money. Investing for short periods makes losses more likely. For current information and month-end results, visit capitalgroup.com/afis. For information about your insurance contract and month-end results, go to the website of the company that issued your contract.

Total returns based on a $1,000 investment

For periods ended June 30, 2022*

	6 months	1 year	5 years	10 years	Lifetime (since April 30, 1998)	Gross expense ratio	Net expense ratio

Class 1	–31.99%	–34.36%	4.59%	7.86%	8.41%	0.70%	0.65%
Class 1A	–32.05	–34.50	4.34	7.60	8.14	0.95	0.90
Class 2	–32.09	–34.53	4.33	7.59	8.14	0.95	0.90
Class 4	–32.13	–34.66	4.07	7.33	7.87	1.20	1.15

Investment results assume all distributions are reinvested and reflect applicable fees and expenses. The investment adviser is currently waiving a portion of its management fee. This waiver will be in effect through at least May 1, 2023. The waiver may only be modified or terminated with the approval of the fund’s board. Net expense ratios reflect the waiver, without which they would have been higher. When applicable, investment results reflect fee waivers and/or expense reimbursements, without which results would have been lower. Visit capitalgroup.com/afis for more information. Expense ratios are restated to reflect current fees and are as of the fund’s prospectus dated May 1, 2022. Refer to the Financial Highlights table in this report for details.

*	Periods greater than one year are annualized.

Where the fund’s assets were invested as of June 30, 2022	Percent of net assets

6	American Funds Insurance Series

Growth Fund

Fund results shown are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Prices and returns will vary, so investors may lose money. Investing for short periods makes losses more likely. For current information and month-end results, visit capitalgroup.com/afis. For information about your insurance contract and month-end results, go to the website of the company that issued your contract.

Total returns based on a $1,000 investment

For periods ended June 30, 2022*

	6 months	1 year	5 years	10 years	Lifetime (since February 8, 1984)	Expense ratio

Class 1	–29.80%	–24.04%	13.89%	14.92%	12.82%	0.35%
Class 1A	–29.89	–24.24	13.61	14.64	12.54	0.60
Class 2	–29.90	–24.24	13.61	14.63	12.54	0.60
Class 3	–29.88	–24.19	13.69	14.71	12.62	0.53
Class 4	–29.98	–24.43	13.32	14.36	12.26	0.85

Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, investment results reflect fee waivers and/or expense reimbursements, without which results would have been lower. Visit capitalgroup.com/afis for more information. Expense ratios are as of the fund’s prospectus dated May 1, 2022. Refer to the Financial Highlights table in this report for details.

*	Periods greater than one year are annualized.

Where the fund’s assets were invested as of June 30, 2022	Percent of net assets

American Funds Insurance Series	7

International Fund

Fund results shown are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Prices and returns will vary, so investors may lose money. Investing for short periods makes losses more likely. For current information and month-end results, visit capitalgroup.com/afis. For information about your insurance contract and month-end results, go to the website of the company that issued your contract.

Total returns based on a $1,000 investment

For periods ended June 30, 2022*

	6 months	1 year	5 years	10 years	Lifetime (since May 1, 1990)	Expense ratio

Class 1	–22.53%	–26.93%	0.91%	5.20%	7.10%	0.54%
Class 1A	–22.66	–27.15	0.66	4.94	6.83	0.79
Class 2	–22.63	–27.14	0.66	4.94	6.83	0.79
Class 3	–22.64	–27.12	0.72	5.01	6.91	0.72
Class 4	–22.78	–27.36	0.40	4.69	6.57	1.04

Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, investment results reflect fee waivers and/or expense reimbursements, without which results would have been lower. Visit capitalgroup.com/afis for more information. Expense ratios are restated to reflect current fees and are as of the fund’s prospectus dated May 1, 2022. Refer to the Financial Highlights table in this report for details.

*	Periods greater than one year are annualized.

Where the fund’s assets were invested as of June 30, 2022	Percent of net assets

8	American Funds Insurance Series

New World Fund®

Fund results shown are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Prices and returns will vary, so investors may lose money. Investing for short periods makes losses more likely. For current information and month-end results, visit capitalgroup.com/afis. For information about your insurance contract and month-end results, go to the website of the company that issued your contract.

Total returns based on a $1,000 investment

For periods ended June 30, 2022*

	6 months	1 year	5 years	10 years	Lifetime (since June 17, 1999)	Gross expense ratio	Net expense ratio

Class 1	–23.72%	–27.22%	4.65%	5.53%	7.50%	0.64%	0.57%
Class 1A	–23.82	–27.39	4.39	5.27	7.24	0.89	0.82
Class 2	–23.84	–27.41	4.39	5.26	7.24	0.89	0.82
Class 4	–23.89	–27.56	4.13	5.02	6.97	1.14	1.07

Investment results assume all distributions are reinvested and reflect applicable fees and expenses. The investment adviser is currently waiving a portion of its management fee. This waiver will be in effect through at least May 1, 2023. The waiver may only be modified or terminated with the approval of the fund’s board. Net expense ratios reflect the waiver, without which they would have been higher. When applicable, investment results reflect fee waivers and/or expense reimbursements, without which results would have been lower. Visit capitalgroup.com/afis for more information. Expense ratios are restated to reflect current fees and are as of the fund’s prospectus dated May 1, 2022. Refer to the Financial Highlights table in this report for details.

*	Periods greater than one year are annualized.

Where the fund’s assets were invested as of June 30, 2022	Percent of net assets

American Funds Insurance Series	9

Washington Mutual Investors FundSM

Fund results shown are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Prices and returns will vary, so investors may lose money. Investing for short periods makes losses more likely. For current information and month-end results, visit capitalgroup.com/afis. For information about your insurance contract and month-end results, go to the website of the company that issued your contract.

Total returns based on a $1,000 investment

For periods ended June 30, 2022†

	6 months	1 year	5 years	10 years	Lifetime (since May 1, 2006)	Gross expense ratio	Net expense ratio

Class 1	–12.88%	–3.07%	8.48%	11.55%	6.88%	0.41%	0.27%
Class 1A	–12.98	–3.37	8.21	11.28	6.62	0.66	0.52
Class 2	–13.01	–3.37	8.19	11.26	6.61	0.66	0.52
Class 4	–13.13	–3.58	7.93	11.05	6.37	0.91	0.77

Investment results assume all distributions are reinvested and reflect applicable fees and expenses. The investment adviser is currently waiving a portion of its management fee. This waiver will be in effect through at least May 1, 2023. The waiver may only be modified or terminated with the approval of the fund’s board. Net expense ratios reflect the waiver, without which they would have been higher. When applicable, investment results reflect fee waivers and/or expense reimbursements, without which results would have been lower. Visit capitalgroup.com/afis for more information. Expense ratios are restated to reflect current fees and are as of the fund’s prospectus dated May 1, 2022. Refer to the Financial Highlights table in this report for details.

†	Periods greater than one year are annualized.

Where the fund’s assets were invested as of June 30, 2022	Percent of net assets

10	American Funds Insurance Series

Capital World Growth and Income Fund®

Fund results shown are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Prices and returns will vary, so investors may lose money. Investing for short periods makes losses more likely. For current information and month-end results, visit capitalgroup.com/afis. For information about your insurance contract and month-end results, go to the website of the company that issued your contract.

Total returns based on a $1,000 investment

For periods ended June 30, 2022*

	6 months	1 year	5 years	10 years	Lifetime (since May 1, 2006)	Gross expense ratio	Net expense ratio

Class 1	–21.20%	–17.65%	5.31%	8.66%	6.28%	0.53%	0.42%
Class 1A	–21.28	–17.87	5.05	8.41	6.02	0.78	0.67
Class 2	–21.30	–17.87	5.05	8.40	6.01	0.78	0.67
Class 4	–21.40	–18.07	4.79	8.14	5.76	1.03	0.92

Investment results assume all distributions are reinvested and reflect applicable fees and expenses. The investment adviser is currently waiving a portion of its management fee. This waiver will be in effect through at least May 1, 2023. The waiver may only be modified or terminated with the approval of the fund’s board. Net expense ratios reflect the waiver, without which they would have been higher. When applicable, investment results reflect fee waivers and/or expense reimbursements, without which results would have been lower. Visit capitalgroup.com/afis for more information. Expense ratios are restated to reflect current fees and are as of the fund’s prospectus dated May 1, 2022. Refer to the Financial Highlights table in this report for details.

*	Periods greater than one year are annualized.

Where the fund’s assets were invested as of June 30, 2022	Percent of net assets

American Funds Insurance Series	11

Growth-Income Fund

Fund results shown are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Prices and returns will vary, so investors may lose money. Investing for short periods makes losses more likely. For current information and month-end results, visit capitalgroup.com/afis. For information about your insurance contract and month-end results, go to the website of the company that issued your contract.

Total returns based on a $1,000 investment

For periods ended June 30, 2022*

	6 months	1 year	5 years	10 years	Lifetime (since February 8, 1984)	Expense ratio

Class 1	–19.68%	–12.58%	9.59%	12.27%	11.05%	0.29%
Class 1A	–19.78	–12.78	9.32	12.00	10.77	0.54
Class 2	–19.79	–12.79	9.32	11.98	10.77	0.54
Class 3	–19.75	–12.72	9.39	12.06	10.85	0.47
Class 4	–19.88	–13.00	9.04	11.72	10.50	0.79

Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, investment results reflect fee waivers and/or expense reimbursements, without which results would have been lower. Visit capitalgroup.com/afis for more information. Expense ratios are as of the fund’s prospectus dated May 1, 2022. Refer to the Financial Highlights table in this report for details.

*	Periods greater than one year are annualized.

Where the fund’s assets were invested as of June 30, 2022	Percent of net assets

12	American Funds Insurance Series

International Growth and Income Fund

Fund results shown are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Prices and returns will vary, so investors may lose money. Investing for short periods makes losses more likely. For current information and month-end results, visit capitalgroup.com/afis. For information about your insurance contract and month-end results, go to the website of the company that issued your contract.

Total returns based on a $1,000 investment

For periods ended June 30, 2022*

	6 months	1 year	5 years	10 years	Lifetime (since November 18, 2008)	Gross expense ratio	Net expense ratio

Class 1	–19.00%	–20.17%	1.55%	4.33%	6.80%	0.54%	0.53%
Class 1A	–19.14	–20.42	1.29	4.08	6.54	0.79	0.78
Class 2	–19.16	–20.41	1.27	4.06	6.53	0.79	0.78
Class 4	–19.24	–20.59	1.03	3.84	6.29	1.04	1.03

Investment results assume all distributions are reinvested and reflect applicable fees and expenses. The investment adviser is currently waiving a portion of its management fee. This waiver will be in effect through at least May 1, 2023. The waiver may only be modified or terminated with the approval of the fund’s board. Net expense ratios reflect the waiver, without which they would have been higher. When applicable, investment results reflect fee waivers and/or expense reimbursements, without which results would have been lower. Visit capitalgroup.com/afis for more information. Expense ratios are restated to reflect current fees and are as of the fund’s prospectus dated May 1, 2022. Refer to the Financial Highlights table in this report for details.

*	Periods greater than one year are annualized.

Where the fund’s assets were invested as of June 30, 2022	Percent of net assets

American Funds Insurance Series	13

Capital Income Builder®

Fund results shown are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Prices and returns will vary, so investors may lose money. Investing for short periods makes losses more likely. For current information and month-end results, visit capitalgroup.com/afis. For information about your insurance contract and month-end results, go to the website of the company that issued your contract.

Total returns based on a $1,000 investment

For periods ended June 30, 2022*

	6 months	1 year	5 years	Lifetime (since May 1, 2014)	Gross expense ratio	Net expense ratio

Class 1	–9.64%	–5.14%	4.68%	4.22%	0.41%	0.27%
Class 1A	–9.68	–5.38	4.43	3.97	0.66	0.52
Class 2	–9.67	–5.37	4.43	4.05	0.66	0.52
Class 4	–9.81	–5.62	4.17	3.71	0.91	0.77

Investment results assume all distributions are reinvested and reflect applicable fees and expenses. The investment adviser is currently waiving a portion of its management fee. This waiver will be in effect through at least May 1, 2023. The waiver may only be modified or terminated with the approval of the fund’s board. Net expense ratios reflect the waiver, without which they would have been higher. When applicable, investment results reflect fee waivers and/or expense reimbursements, without which results would have been lower. Visit capitalgroup.com/afis for more information. Expense ratios are restated to reflect current fees and are as of the fund’s prospectus dated May 1, 2022. Refer to the Financial Highlights table in this report for details.

*	Periods greater than one year are annualized.

Where the fund’s assets were invested as of June 30, 2022	Percent of net assets

14	American Funds Insurance Series

Asset Allocation Fund

Fund results shown are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Prices and returns will vary, so investors may lose money. Investing for short periods makes losses more likely. For current information and month-end results, visit capitalgroup.com/afis. For information about your insurance contract and month-end results, go to the website of the company that issued your contract.

Total returns based on a $1,000 investment

For periods ended June 30, 2022*

	6 months	1 year	5 years	10 years	Lifetime (since August 1, 1989)	Expense ratio

Class 1	–15.78%	–11.82%	6.50%	8.86%	8.25%	0.30%
Class 1A	–15.88	–12.03	6.24	8.60	7.99	0.55
Class 2	–15.91	–12.06	6.23	8.58	7.98	0.55
Class 3	–15.89	–12.01	6.30	8.66	8.06	0.48
Class 4	–16.01	–12.29	5.96	8.36	7.73	0.80

Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, investment results reflect fee waivers and/or expense reimbursements, without which results would have been lower. Visit capitalgroup.com/afis for more information. Expense ratios are as of the fund’s prospectus dated May 1, 2022. Refer to the Financial Highlights table in this report for details.

*	Periods greater than one year are annualized.

Where the fund’s assets were invested as of June 30, 2022	Percent of net assets

American Funds Insurance Series	15

American Funds Global Balanced FundSM

Fund results shown are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Prices and returns will vary, so investors may lose money. Investing for short periods makes losses more likely. For current information and month-end results, visit capitalgroup.com/afis. For information about your insurance contract and month-end results, go to the website of the company that issued your contract.

Total returns based on a $1,000 investment

For periods ended June 30, 2022*

	6 months	1 year	5 years	10 years	Lifetime (since May 2, 2011)	Gross expense ratio	Net expense ratio

Class 1	–16.31%	–12.41%	4.74%	6.04%	5.25%	0.52%	0.51%
Class 1A	–16.48	–12.65	4.48	5.79	5.01	0.77	0.76
Class 2	–16.41	–12.61	4.47	5.78	4.99	0.77	0.76
Class 4	–16.53	–12.87	4.20	5.63	4.83	1.02	1.01

Investment results assume all distributions are reinvested and reflect applicable fees and expenses. The investment adviser is currently waiving a portion of its management fee. This waiver will be in effect through at least May 1, 2023. The waiver may only be modified or terminated with the approval of the fund’s board. Net expense ratios reflect the waiver, without which they would have been higher. When applicable, investment results reflect fee waivers and/or expense reimbursements, without which results would have been lower. Visit capitalgroup.com/afis for more information. Expense ratios are restated to reflect current fees and are as of the fund’s prospectus dated May 1, 2022. Refer to the Financial Highlights table in this report for details.

*	Periods greater than one year are annualized.

Where the fund’s assets were invested as of June 30, 2022	Percent of net assets

16	American Funds Insurance Series

The Bond Fund of America®

Fund results shown are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Prices and returns will vary, so investors may lose money. Investing for short periods makes losses more likely. For current information and month-end results, visit capitalgroup.com/afis. For information about your insurance contract and month-end results, go to the website of the company that issued your contract.

Total returns based on a $1,000 investment

For periods ended June 30, 2022*

	6 months	1 year	5 years	10 years	Lifetime (since January 2, 1996)	Gross expense ratio	Net expense ratio

Class 1	–9.96%	–9.48%	1.79%	2.12%	4.22%	0.39%	0.20%
Class 1A	–10.09	–9.70	1.55	1.87	3.97	0.64	0.45
Class 2	–10.14	–9.68	1.54	1.86	3.96	0.64	0.45
Class 4	–10.22	–9.92	1.28	1.62	3.71	0.89	0.70

Investment results assume all distributions are reinvested and reflect applicable fees and expenses. The investment adviser is currently waiving a portion of its management fee. This waiver will be in effect through at least May 1, 2023. The waiver may only be modified or terminated with the approval of the fund’s board. Net expense ratios reflect the waiver, without which they would have been higher. When applicable, investment results reflect fee waivers and/or expense reimbursements, without which results would have been lower. Visit capitalgroup.com/afis for more information. Expense ratios are restated to reflect current fees and are as of the fund’s prospectus dated May 1, 2022. Refer to the Financial Highlights table in this report for details.

*	Periods greater than one year are annualized.

Where the fund’s assets were invested as of June 30, 2022	Percent of net assets

American Funds Insurance Series	17

Capital World Bond Fund®

Fund results shown are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Prices and returns will vary, so investors may lose money. Investing for short periods makes losses more likely. For current information and month-end results, visit capitalgroup.com/afis. For information about your insurance contract and month-end results, go to the website of the company that issued your contract.

Total returns based on a $1,000 investment

For periods ended June 30, 2022*

	6 months	1 year	5 years	10 years	Lifetime (since October 4, 2006)	Gross expense ratio

Class 1	–16.05%	–17.37%	–0.82%	0.25%	2.58%	0.50%
Class 1A	–16.22	–17.63	–1.05	0.01	2.34	0.75
Class 2	–16.21	–17.65	–1.06	–0.01	2.32	0.75
Class 4	–16.26	–17.79	–1.31	–0.21	2.10	1.00

Investment results assume all distributions are reinvested and reflect applicable fees and expenses. The investment adviser is currently waiving a portion of its management fee. This waiver will be in effect through at least May 1, 2023. The waiver may only be modified or terminated with the approval of the fund’s board. Net expense ratios reflect the waiver, without which they would have been higher. When applicable, investment results reflect fee waivers and/or expense reimbursements, without which results would have been lower. Visit capitalgroup.com/afis for more information. Expense ratios are restated to reflect current fees and are as of the fund’s prospectus dated May 1, 2022. Refer to the Financial Highlights table in this report for details.

*	Periods greater than one year are annualized.

Where the fund’s assets were invested as of June 30, 2022	Percent of net assets

18	American Funds Insurance Series

American High-Income Trust®

Fund results shown are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Prices and returns will vary, so investors may lose money. Investing for short periods makes losses more likely. For current information and month-end results, visit capitalgroup.com/afis. For information about your insurance contract and month-end results, go to the website of the company that issued your contract.

Total returns based on a $1,000 investment

For periods ended June 30, 2022*

	6 months	1 year	5 years	10 years	Lifetime (since February 8, 1984)	Gross expense ratio	Net expense ratio

Class 1	–12.42%	–10.67%	3.13%	4.46%	8.17%	0.44%	0.30%
Class 1A	–12.60	–11.01	2.85	4.20	7.90	0.69	0.55
Class 2	–12.52	–10.94	2.87	4.19	7.90	0.69	0.55
Class 3	–12.58	–10.91	2.93	4.25	7.97	0.62	0.48
Class 4	–12.68	–11.12	2.61	3.98	7.64	0.94	0.80

Investment results assume all distributions are reinvested and reflect applicable fees and expenses. The investment adviser is currently waiving a portion of its management fee. This waiver will be in effect through at least May 1, 2023. The waiver may only be modified or terminated with the approval of the fund’s board. Net expense ratios reflect the waiver, without which they would have been higher. When applicable, investment results reflect fee waivers and/or expense reimbursements, without which results would have been lower. Visit capitalgroup.com/afis for more information. Expense ratios are restated to reflect current fees and are as of the fund’s prospectus dated May 1, 2022. Refer to the Financial Highlights table in this report for details.

*	Periods greater than one year are annualized.

Where the fund’s assets were invested as of June 30, 2022	Percent of net assets

American Funds Insurance Series	19

American Funds Mortgage Fund®

Fund results shown are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Prices and returns will vary, so investors may lose money. Investing for short periods makes losses more likely. For current information and month-end results, visit capitalgroup.com/afis. For information about your insurance contract and month-end results, go to the website of the company that issued your contract.

Total returns based on a $1,000 investment

For periods ended June 30, 2022*

	6 months	1 year	5 years	10 years	Lifetime (since May 2, 2011)	Gross expense ratio	Net expense ratio

Class 1	–6.77%	–6.54%	1.03%	1.60%	2.02%	0.37%	0.25%
Class 1A	–6.94	–6.82	0.78	1.35	1.77	0.62	0.50
Class 2	–6.93	–6.81	0.77	1.34	1.76	0.62	0.50
Class 4	–7.05	–7.09	0.52	1.14	1.56	0.87	0.75

Investment results assume all distributions are reinvested and reflect applicable fees and expenses. The investment adviser is currently waiving a portion of its management fee. This waiver will be in effect through at least May 1, 2023. The waiver may only be modified or terminated with the approval of the fund’s board. Net expense ratios reflect the waiver, without which they would have been higher. When applicable, investment results reflect fee waivers and/or expense reimbursements, without which results would have been lower. Visit capitalgroup.com/afis for more information. Expense ratios are restated to reflect current fees and are as of the fund’s prospectus dated May 1, 2022. Refer to the Financial Highlights table in this report for details.

*	Periods greater than one year are annualized.

Where the fund’s assets were invested as of June 30, 2022	Percent of net assets

20	American Funds Insurance Series

Ultra-Short Bond Fund

Fund results shown are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Prices and returns will vary, so investors may lose money. Investing for short periods makes losses more likely. For current information and month-end results, visit capitalgroup.com/afis. For information about your insurance contract and month-end results, go to the website of the company that issued your contract.

Total returns based on a $1,000 investment

For periods ended June 30, 2022*

	6 months	1 year	5 years	10 years	Lifetime (since February 8, 1984)	Expense ratio

Class 1	0.09%	–0.09%	0.79%	0.35%	3.17%	0.31%
Class 1A	0.00	–0.09	0.79	0.24	2.95	0.56
Class 2	–0.09	–0.36	0.54	0.09	2.92	0.56
Class 3	–0.09	–0.27	0.61	0.16	2.99	0.49
Class 4	–0.18	–0.54	0.30	–0.08	2.68	0.81

Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, investment results reflect fee waivers and/or expense reimbursements, without which results would have been lower. Visit capitalgroup.com/afis for more information. Expense ratios are restated to reflect current fees and are as of the fund’s prospectus dated May 1, 2022. Refer to the Financial Highlights table in this report for details.

*	Periods greater than one year are annualized.

Where the fund’s assets were invested as of June 30, 2022	Percent of net assets

Commercial paper	69.4%
Federal agency bills & notes	17.6
U.S. Treasury bills	11.2
Other assets less liabilities	1.8
Total	100.0%

American Funds Insurance Series	21

U.S. Government Securities Fund®

Fund results shown are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Prices and returns will vary, so investors may lose money. Investing for short periods makes losses more likely. For current information and month-end results, visit capitalgroup.com/afis. For information about your insurance contract and month-end results, go to the website of the company that issued your contract.

Total returns based on a $1,000 investment

For periods ended June 30, 2022*

	6 months	1 year	5 years	10 years	Lifetime (since December 2, 1985)	Gross expense ratio	Net expense ratio

Class 1	–7.08%	–6.27%	1.66%	1.64%	5.36%	0.34%	0.22%
Class 1A	–7.15	–6.43	1.42	1.41	5.11	0.59	0.47
Class 2	–7.21	–6.51	1.41	1.38	5.10	0.59	0.47
Class 3	–7.18	–6.43	1.48	1.46	5.17	0.52	0.40
Class 4	–7.35	–6.68	1.15	1.18	4.85	0.84	0.72

Investment results assume all distributions are reinvested and reflect applicable fees and expenses. The investment adviser is currently waiving a portion of its management fee. This waiver will be in effect through at least May 1, 2023. The waiver may only be modified or terminated with the approval of the fund’s board. Net expense ratios reflect the waiver, without which they would have been higher. When applicable, investment results reflect fee waivers and/or expense reimbursements, without which results would have been lower. Visit capitalgroup.com/afis for more information. Expense ratios are restated to reflect current fees and are as of the fund’s prospectus dated May 1, 2022. Refer to the Financial Highlights table in this report for details.

*	Periods greater than one year are annualized.

Where the fund’s assets were invested as of June 30, 2022	Percent of net assets

22	American Funds Insurance Series

Managed Risk Growth Fund

Fund results shown are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Prices and returns will vary, so investors may lose money. Investing for short periods makes losses more likely. For current information and month-end results, visit capitalgroup.com/afis. For information about your insurance contract and month-end results, go to the website of the company that issued your contract.

Total returns based on a $1,000 investment

For periods ended June 30, 2022*

	6 months	1 year	5 years	Lifetime (since May 1, 2013)	Gross expense ratio	Net expense ratio

Class P1	–22.20%	–18.21%	9.47%	8.95%	0.74%	0.69%
Class P2	–22.32	–18.44	9.21	8.64	0.99	0.94

The investment adviser is currently waiving a portion of its management fee. This waiver will be in effect through at least May 1, 2023. The waiver may only be modified or terminated with the approval of the fund’s board. Net expense ratios shown reflect the waiver, without which they would have been higher. When applicable, investment results reflect fee waivers and/or expense reimbursements, without which results would have been lower. Visit capitalgroup.com/afis for more information. Expense ratios are as of the fund’s prospectus dated May 1, 2022.

*	Periods greater than one year are annualized.

American Funds Insurance Series	23

Managed Risk International Fund

Fund results shown are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Prices and returns will vary, so investors may lose money. Investing for short periods makes losses more likely. For current information and month-end results, visit capitalgroup.com/afis. For information about your insurance contract and month-end results, go to the website of the company that issued your contract.

Total returns based on a $1,000 investment

For periods ended June 30, 2022*

	6 months	1 year	5 years	Lifetime (since May 1, 2013)	Gross expense ratio	Net expense ratio

Class P1	–15.68%	–21.14%	–0.41%	0.86%	0.93%	0.85%
Class P2	–15.83	–21.38	–0.73	0.50	1.18	1.10

The investment adviser is currently waiving a portion of its management fee. In addition, the investment adviser is currently reimbursing a portion of other expenses. This waiver and reimbursement will be in effect through at least May 1, 2023. The adviser may elect at its discretion to extend, modify or terminate the reimbursement at that time. The waiver may only be modified or terminated with the approval of the fund’s board. Net expense ratios shown reflect the waiver and reimbursement, without which they would have been higher. When applicable, investment results reflect fee waivers and/or expense reimbursements, without which results would have been lower. Visit capitalgroup.com/afis for more information. Expense ratios are restated to reflect current fees and are as of the fund’s prospectus dated May 1, 2022.

*	Periods greater than one year are annualized.

24	American Funds Insurance Series

Managed Risk Washington Mutual Investors Fund

Fund results shown are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Prices and returns will vary, so investors may lose money. Investing for short periods makes losses more likely. For current information and month-end results, visit capitalgroup.com/afis. For information about your insurance contract and month-end results, go to the website of the company that issued your contract.

Total returns based on a $1,000 investment

For periods ended June 30, 2022*

	6 months	1 year	5 years	Lifetime (since May 1, 2013)	Gross expense ratio	Net expense ratio

Class P1	–9.45%	–2.50%	4.16%	5.71%	0.69%	0.64%
Class P2	–9.56	–2.81	3.84	5.36	0.94	0.89

The investment adviser is currently waiving a portion of its management fee. This waiver will be in effect through at least May 1, 2023. The waiver may only be modified or terminated with the approval of the fund’s board. Net expense ratios shown reflect the waiver, without which they would have been higher. When applicable, investment results reflect fee waivers and/or expense reimbursements, without which results would have been lower. Visit capitalgroup.com/afis for more information. Expense ratios are restated to reflect current fees and are as of the fund’s prospectus dated May 1, 2022.

*	Periods greater than one year are annualized.

American Funds Insurance Series	25

Managed Risk Growth-Income Fund

Fund results shown are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Prices and returns will vary, so investors may lose money. Investing for short periods makes losses more likely. For current information and month-end results, visit capitalgroup.com/afis. For information about your insurance contract and month-end results, go to the website of the company that issued your contract.

Total returns based on a $1,000 investment

For periods ended June 30, 2022*

	6 months	1 year	5 years	Lifetime (since May 1, 2013)	Gross expense ratio	Net expense ratio

Class P1	–15.87%	–10.85%	6.66%	7.19%	0.68%	0.63%
Class P2	–16.01	–11.15	6.36	6.88	0.93	0.88

The investment adviser is currently waiving a portion of its management fee. This waiver will be in effect through at least May 1, 2023. The waiver may only be modified or terminated with the approval of the fund’s board. Net expense ratios shown reflect the waiver, without which they would have been higher. When applicable, investment results reflect fee waivers and/or expense reimbursements, without which results would have been lower. Visit capitalgroup.com/afis for more information. Expense ratios are as of the fund’s prospectus dated May 1, 2022.

*	Periods greater than one year are annualized.

26	American Funds Insurance Series

Managed Risk Asset Allocation Fund

Fund results shown are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Prices and returns will vary, so investors may lose money. Investing for short periods makes losses more likely. For current information and month-end results, visit capitalgroup.com/afis. For information about your insurance contract and month-end results, go to the website of the company that issued your contract.

Total returns based on a $1,000 investment

For periods ended June 30, 2022*

	6 months	1 year	5 years	Lifetime (since September 28, 2012)	Gross expense ratio	Net expense ratio

Class P1	–14.40%	–11.09%	4.34%	6.16%	0.70%	0.65%
Class P2	–14.50	–11.31	4.08	5.90	0.95	0.90

The investment adviser is currently waiving a portion of its management fee. This waiver will be in effect through at least May 1, 2023. The waiver may only be modified or terminated with the approval of the fund’s board. Net expense ratios shown reflect the waiver, without which they would have been higher. When applicable, investment results reflect fee waivers and/or expense reimbursements, without which results would have been lower. Visit capitalgroup.com/afis for more information. Expense ratios are as of the fund’s prospectus dated May 1, 2022.

*	Periods greater than one year are annualized.

American Funds Insurance Series	27

Global Growth Fund

Investment portfolio June 30, 2022	unaudited

Common stocks 89.00%	Shares	Value (000)
Information technology 24.63%
Microsoft Corp.	1,862,700	$478,396
Taiwan Semiconductor Manufacturing Company, Ltd.	20,131,000	322,275
Taiwan Semiconductor Manufacturing Company, Ltd. (ADR)	140,000	11,445
ASML Holding NV	458,318	218,942
ASML Holding NV (New York registered) (ADR)	234,500	111,594
Adyen NV1	64,475	93,782
Applied Materials, Inc.	875,000	79,608
Broadcom, Inc.	125,300	60,872
Fiserv, Inc.[1]	497,600	44,272
MongoDB, Inc., Class A1	139,000	36,071
Samsung Electronics Co., Ltd.	785,100	34,466
Apple, Inc.	229,880	31,429
Hexagon AB, Class B	2,920,500	30,333
NVIDIA Corp.	167,500	25,391
Keyence Corp.	69,400	23,723
EPAM Systems, Inc.[1]	72,800	21,460
Mastercard, Inc., Class A	53,300	16,815
Capgemini SE	85,000	14,560
Visa, Inc., Class A	70,197	13,821
DocuSign, Inc.[1]	180,000	10,328
Network International Holdings PLC[1]	3,731,800	8,577
Shopify, Inc., Class A, subordinate voting shares[1]	140,000	4,374
		1,692,534

Health care 16.62%
UnitedHealth Group, Inc.	320,450	164,593
Pfizer, Inc.	1,884,219	98,790
AstraZeneca PLC	748,300	98,378
ResMed, Inc.	378,000	79,240
DexCom, Inc.[1]	1,012,000	75,424
Cigna Corp.	259,119	68,283
Merck & Co., Inc.	620,000	56,525
Regeneron Pharmaceuticals, Inc.[1]	95,036	56,179
Eli Lilly and Company	136,600	44,290
Mettler-Toledo International, Inc.[1]	34,600	39,747
CVS Health Corp.	371,000	34,377
Novo Nordisk A/S, Class B	280,400	31,100
Elevance Health, Inc.	53,100	25,625
NovoCure, Ltd.[1]	340,000	23,630
Tandem Diabetes Care, Inc.[1]	379,084	22,438
Bayer AG	363,860	21,628
Danaher Corp.	82,100	20,814
Catalent, Inc.[1]	166,200	17,832
Zoetis, Inc., Class A	98,300	16,897
Eurofins Scientific SE, non-registered shares	182,400	14,351
Novartis AG	165,600	14,025
Virbac SA	36,000	14,015
Sanofi	135,000	13,630
Olympus Corp.	665,800	13,379
Vertex Pharmaceuticals, Inc.[1]	43,700	12,314
Dechra Pharmaceuticals PLC	267,600	11,264
Alnylam Pharmaceuticals, Inc.[1]	68,000	9,918
Thermo Fisher Scientific, Inc.	17,472	9,492
Siemens Healthineers AG	178,000	9,045
Genus PLC	270,000	8,243
Bachem Holding AG, Class B	101,500	7,054
Rede D’Or Sao Luiz SA	1,073,663	5,945
Organon & Co.	62,000	2,092
Viatris, Inc.	110,678	1,159
EUROAPI[1]	5,869	93
		1,141,809

28	American Funds Insurance Series

Global Growth Fund (continued)

Common stocks (continued)	Shares	Value (000)
Consumer discretionary 14.76%
Chipotle Mexican Grill, Inc.[1]	141,600	$185,108
Amazon.com, Inc.[1]	1,436,000	152,517
LVMH Moët Hennessy-Louis Vuitton SE	210,400	128,258
Floor & Decor Holdings, Inc., Class A1	914,698	57,589
Domino’s Pizza, Inc.	138,400	53,936
Prosus NV, Class N	760,993	49,827
Renault SA1	1,688,781	42,102
NIKE, Inc., Class B	370,600	37,875
Cie. Financière Richemont SA, Class A	291,500	31,039
MGM China Holdings, Ltd.[1]	54,589,200	30,958
Home Depot, Inc.	92,275	25,308
Domino’s Pizza Enterprises, Ltd.	430,000	20,183
YUM! Brands, Inc.	166,000	18,843
Coupang, Inc., Class A1	1,392,204	17,751
Booking Holdings, Inc.[1]	9,900	17,315
XPeng, Inc., Class A1,2	979,200	15,773
Wynn Macau, Ltd.[1]	21,430,000	14,556
EssilorLuxottica	95,943	14,368
IDP Education, Ltd.	871,300	14,326
MercadoLibre, Inc.[1]	21,200	13,502
Stellantis NV	1,038,800	12,826
Evolution AB	140,000	12,729
Dollar Tree Stores, Inc.[1]	75,200	11,720
Entain PLC[1]	665,250	10,082
Moncler SpA	217,370	9,324
Melco Resorts & Entertainment, Ltd. (ADR)[1]	1,559,600	8,968
Tesla, Inc.[1]	10,768	7,251
		1,014,034

Consumer staples 8.76%
British American Tobacco PLC	3,329,455	142,643
Kweichow Moutai Co., Ltd., Class A	388,821	118,779
Philip Morris International, Inc.	919,500	90,791
Keurig Dr Pepper, Inc.	1,624,000	57,473
Nestlé SA	481,100	56,161
Altria Group, Inc.	1,248,500	52,150
Monster Beverage Corp.[1]	350,920	32,530
Costco Wholesale Corp.	39,170	18,773
Carrefour SA, non-registered shares	842,900	14,915
Simply Good Foods Co., Class A1	263,800	9,964
Bunge, Ltd.	85,000	7,709
		601,888

Financials 8.62%
Tradeweb Markets, Inc., Class A	1,634,960	111,586
AIA Group, Ltd.	10,109,600	109,576
Kotak Mahindra Bank, Ltd.	2,915,200	61,318
AXA SA	1,692,893	38,426
Aon PLC, Class A	101,000	27,238
JPMorgan Chase & Co.	209,800	23,625
Citigroup, Inc.	497,600	22,885
Société Générale	1,011,450	22,142
Ping An Insurance (Group) Company of China, Ltd., Class H	3,254,000	22,124
Prudential PLC	1,773,082	21,929
Zurich Insurance Group AG	42,200	18,354
CME Group, Inc., Class A	80,000	16,376
HDFC Life Insurance Company, Ltd.	2,289,515	15,945
Banco Santander, SA	5,334,500	15,027
Wells Fargo & Company	377,200	14,775
FinecoBank SpA	893,000	10,687
Macquarie Group, Ltd.	91,100	10,345
DBS Group Holdings, Ltd.	483,600	10,331

American Funds Insurance Series	29

Global Growth Fund (continued)

Common stocks (continued)	Shares	Value (000)
Financials (continued)
Bank of America Corp.	320,200	$9,968
AU Small Finance Bank, Ltd.	1,071,462	8,028
Jackson Financial, Inc., Class A	44,327	1,186
Moscow Exchange MICEX-RTS PJSC[1,3,4]	12,640,000	—	[5]
		591,871

Communication services 4.71%
Alphabet, Inc., Class A1	76,350	166,386
Alphabet, Inc., Class C1	39,000	85,311
Meta Platforms, Inc., Class A1	240,900	38,845
Tencent Holdings, Ltd.	297,100	13,418
Publicis Groupe SA	273,000	13,349
Sea, Ltd., Class A (ADR)[1]	95,851	6,409
		323,718

Industrials 4.69%
Caterpillar, Inc.	231,600	41,401
MTU Aero Engines AG	167,000	30,399
Alliance Global Group, Inc.	156,400,700	25,031
DSV A/S	171,230	23,913
Airbus SE, non-registered shares	245,400	23,775
GT Capital Holdings, Inc.	2,454,611	21,830
NIBE Industrier AB, Class B	2,328,700	17,483
Safran SA	156,300	15,431
L3Harris Technologies, Inc.	62,600	15,130
Suzhou Maxwell Technologies Co., Ltd., Class A	194,970	14,297
Carrier Global Corp.	370,900	13,226
Canadian Pacific Railway, Ltd. (CAD denominated)	183,000	12,782
Daikin Industries, Ltd.	74,600	11,959
Techtronic Industries Co., Ltd.	1,070,000	11,161
SMC Corp.	22,500	10,028
General Electric Co.	157,500	10,028
Nidec Corp.	143,000	8,832
BayCurrent Consulting, Inc.	32,100	8,541
Boeing Company[1]	51,300	7,014
		322,261

Energy 3.06%
Canadian Natural Resources, Ltd. (CAD denominated)	1,168,000	62,765
Reliance Industries, Ltd.[1]	1,601,273	52,630
Tourmaline Oil Corp.	707,000	36,762
Aker BP ASA[2]	599,979	20,838
Equinor ASA	592,000	20,588
Gaztransport & Technigaz SA	75,000	9,392
Halliburton Company	235,128	7,374
Gazprom PJSC (ADR)[3,4]	4,173,000	—	[5]
LUKOIL Oil Co. PJSC (ADR)[3,4]	246,300	—	[5]
		210,349

Materials 2.63%
Sherwin-Williams Company	445,000	99,640
Vale SA, ordinary nominative shares	1,397,000	20,437
Linde PLC	48,000	13,801
Koninklijke DSM NV	93,100	13,376
Shin-Etsu Chemical Co., Ltd.	113,500	12,799
Corteva, Inc.	201,300	10,898
First Quantum Minerals, Ltd.	507,000	9,619
		180,570

30	American Funds Insurance Series

Global Growth Fund (continued)

Common stocks (continued)	Shares	Value (000)
Real estate 0.38%
Country Garden Services Holdings Co., Ltd.	3,058,700	$13,623
Goodman Logistics (HK), Ltd. REIT	1,027,500	12,653
		26,276

Utilities 0.14%
Brookfield Infrastructure Partners LP	247,500	9,456

Total common stocks (cost: $4,373,649,000)		6,114,766

Preferred securities 1.51%
Health care 1.21%
Sartorius AG, nonvoting non-registered preferred shares[2]	239,000	83,504

Information technology 0.30%
Samsung Electronics Co., Ltd., nonvoting preferred shares	512,300	20,517

Total preferred securities (cost: $27,546,000)		104,021

Short-term securities 9.46%
Money market investments 9.19%
Capital Group Central Cash Fund 1.38%[6,7]	6,318,224	631,696

Money market investments purchased with collateral from securities on loan 0.27%
Capital Group Central Cash Fund 1.38%[6,7,8]	52,186	5,217
Goldman Sachs Financial Square Government Fund, Institutional Shares 1.39%[6,8]	2,754,831	2,755
BlackRock Liquidity Funds – FedFund, Institutional Shares 1.32%[6,8]	2,608,796	2,609
Invesco Short-Term Investments Trust – Government & Agency Portfolio, Institutional Class 1.38%[6,8]	2,608,796	2,609
Morgan Stanley Institutional Liquidity Funds – Government Portfolio, Institutional Class 1.38%[6,8]	2,608,796	2,609
State Street Institutional U.S. Government Money Market Fund, Institutional Class 1.40%[6,8]	2,608,796	2,609
		18,408

Total short-term securities (cost: $650,218,000)		650,104
Total investment securities 99.97% (cost: $5,051,413,000)		6,868,891
Other assets less liabilities 0.03%		1,855

Net assets 100.00%		$6,870,746

American Funds Insurance Series	31

Global Growth Fund (continued)

Investments in affiliates7

	Value of affiliates at 1/1/2022 (000)	Additions (000)		Reductions (000)	Net realized loss (000)	Net unrealized depreciation (000)	Value of affiliates at 6/30/2022 (000)	Dividend income (000)
Short-term securities 9.27%
Money market investments 9.19%
Capital Group Central Cash Fund 1.38%[6]	$376,714	$1,043,895		$788,734	$(20)	$(159)	$631,696	$1,427
Money market investments purchased with collateral from securities on loan 0.08%
Capital Group Central Cash Fund 1.38%[6,8]	1,808	3,409	[9]				5,217	—	[10]
Total short-term securities							636,913
Total 9.27%					$(20)	$(159)	$636,913	$1,427

[1]	Security did not produce income during the last 12 months.
[2]	All or a portion of this security was on loan. The total value of all such securities was $27,348,000, which represented .40% of the net assets of the fund. Refer to Note 5 for more information on securities lending.
[3]	Valued under fair value procedures adopted by authority of the board of trustees. The total value of all such securities was less than $1,000, which represented less than .01% of the net assets of the fund.
[4]	Value determined using significant unobservable inputs.
[5]	Amount less than one thousand.
[6]	Rate represents the seven-day yield at 6/30/2022.
[7]	Part of the same “group of investment companies” as the fund as defined under the Investment Company Act of 1940, as amended.
[8]	Security purchased with cash collateral from securities on loan. Refer to Note 5 for more information on securities lending.
[9]	Represents net activity. Refer to Note 5 for more information on securities lending.
[10]	Dividend income is included with securities lending income in the fund’s statement of operations and is not shown in this table.

Key to abbreviations

ADR = American Depositary Receipts

CAD = Canadian dollars

REIT = Real Estate Investment Trust

Refer to the notes to financial statements.

32	American Funds Insurance Series

Global Small Capitalization Fund

Investment portfolio June 30, 2022	unaudited

Common stocks 88.73%	Shares	Value (000)
Information technology 20.36%
Wolfspeed, Inc.[1]	800,681	$50,803
PAR Technology Corp.[1,2]	837,615	31,402
Ceridian HCM Holding, Inc.[1]	629,935	29,657
Confluent, Inc., Class A1	1,124,085	26,124
eMemory Technology, Inc.[3]	734,430	25,309
Net One Systems Co., Ltd.	908,156	20,080
Nordic Semiconductor ASA[1]	1,217,741	18,891
Tanla Platforms, Ltd.	1,477,291	18,793
Kingdee International Software Group Co., Ltd.[1]	7,337,224	17,205
AvidXchange Holdings, Inc.[1,2]	2,786,637	17,110
Marqeta, Inc., Class A1	2,071,598	16,801
Qorvo, Inc.[1]	169,518	15,989
SUMCO Corp.[2]	1,146,200	14,860
Euronet Worldwide, Inc.[1]	144,187	14,504
ALTEN SA, non-registered shares	124,108	13,500
Silicon Laboratories, Inc.[1]	95,000	13,321
Pegasystems, Inc.	263,141	12,589
Gitlab, Inc., Class A1,2	213,816	11,362
OVH Groupe SAS[1,2]	590,318	10,702
Avalara, Inc.[1]	149,119	10,528
Truecaller AB, Class B1,2	2,177,076	10,441
Silergy Corp.	128,330	10,337
SimCorp AS	139,192	10,104
SINBON Electronics Co., Ltd.	1,142,550	9,760
Keywords Studios PLC	344,606	9,204
MACOM Technology Solutions Holdings, Inc.[1]	190,000	8,759
SHIFT, Inc.[1]	59,200	7,705
Extreme Networks, Inc.[1]	828,378	7,389
Aspen Technology, Inc.[1]	36,561	6,716
Linklogis, Inc., Class B1	6,753,115	6,678
Credo Technology Group Holding, Ltd.[1,2]	555,400	6,487
MongoDB, Inc., Class A1	23,300	6,046
CCC Intelligent Solutions Holdings, Inc.[1,2]	644,074	5,926
Expensify, Inc., Class A1,2	331,464	5,897
INFICON Holding AG	7,397	5,827
Kingboard Laminates Holdings, Ltd.	4,498,000	5,549
Rapid7, Inc.[1]	82,650	5,521
Unimicron Technology Corp.	1,016,007	5,416
Cognex Corp.	116,600	4,958
Smartsheet, Inc., Class A1	157,100	4,938
Bentley Systems, Inc., Class B	142,373	4,741
GlobalWafers Co., Ltd.	311,000	4,738
AppFolio, Inc., Class A1	51,790	4,694
SentinelOne, Inc., Class A1,2	186,212	4,344
BE Semiconductor Industries NV	87,146	4,189
Olo, Inc., Class A1,2	408,110	4,028
HashiCorp, Inc., Class A1,2	134,900	3,971
Network International Holdings PLC[1]	1,713,100	3,937
Digital Turbine, Inc.[1]	215,000	3,756
Softcat PLC	222,430	3,566
Globant SA1	17,730	3,085
StoneCo, Ltd., Class A1	386,700	2,978
Semtech Corp.[1]	50,000	2,749
Kingboard Holdings, Ltd.	710,000	2,687
SiteMinder, Ltd.[1]	704,640	1,707
Cvent Holding Corp.[1]	344,800	1,593
Bechtle AG, non-registered shares	36,937	1,510
Yotpo, Ltd.[1,3,4,5,6]	678,736	1,093

American Funds Insurance Series	33

Global Small Capitalization Fund (continued)

Common stocks (continued)	Shares	Value (000)
Information technology (continued)
PagSeguro Digital, Ltd., Class A1	84,354	$864
Topicus.com, Inc., subordinate voting shares[1]	11,100	626
Copperleaf Technologies, Inc.[1]	79,200	394
		594,438

Industrials 16.31%
International Container Terminal Services, Inc.	11,690,490	39,121
Stericycle, Inc.[1]	571,050	25,041
IMCD NV	177,337	24,336
Visional, Inc.[1]	542,050	24,330
Japan Airport Terminal Co., Ltd.[1]	517,000	20,614
Fasadgruppen Group AB	2,370,503	19,535
Alfen NV1	204,601	18,902
Boyd Group Services, Inc.[2]	162,409	17,495
Interpump Group SpA	447,000	17,042
Instalco AB	4,098,065	16,945
Vicor Corp., Class A1	306,576	16,779
Trelleborg AB, Class B	783,350	15,782
Melrose Industries PLC	6,512,400	11,867
CG Power and Industrial Solutions, Ltd.[1]	4,880,108	11,843
Montrose Environmental Group, Inc.[1]	348,186	11,755
Japan Elevator Service Holdings Co., Ltd.	1,121,800	11,674
AirTAC International Group[1]	319,062	10,634
Cleanaway Waste Management, Ltd.	6,029,320	10,488
Woodward, Inc.	105,000	9,711
Centre Testing International Group Co., Ltd.	2,684,839	9,309
DL E&C Co., Ltd.	254,136	8,113
Guangzhou Baiyun International Airport Co., Ltd., Class A	3,524,879	7,851
GVS SpA[1,2]	867,862	7,076
Comfort Systems USA, Inc.	84,100	6,993
Cargotec OYJ, Class B, non-registered shares	258,700	6,799
Wizz Air Holdings PLC[1]	298,983	6,384
SIS, Ltd.[1]	1,097,471	6,308
Chart Industries, Inc.[1]	37,647	6,301
Engcon AB, Class B1	1,043,935	6,286
Rumo SA	1,900,000	5,798
Kajaria Ceramics, Ltd.	450,000	5,400
Atlas Corp.[2]	500,000	5,355
KEI Industries, Ltd.	357,929	5,224
Carel Industries SpA	252,900	5,025
ITM Power PLC[1,2]	2,322,000	4,884
Controladora Vuela Compañía de Aviación, SAB de CV, Class A, ordinary participation certificates (ADR)[1]	460,200	4,726
Addtech AB, Class B	353,050	4,604
Diploma PLC	161,300	4,375
Saia, Inc.[1]	20,727	3,897
easyJet PLC[1]	860,105	3,838
LIXIL Corp.	196,500	3,679
Sulzer AG	54,789	3,403
Granite Construction, Inc.	96,892	2,823
Antares Vision SpA[1,2]	281,100	2,551
VAT Group AG	7,251	1,729
Froy ASA	209,829	964
Howden Joinery Group PLC	131,029	961
The AZEK Co., Inc., Class A1	54,400	911
Matson, Inc.	8,674	632
		476,093

34	American Funds Insurance Series

Global Small Capitalization Fund (continued)

Common stocks (continued)	Shares	Value (000)
Consumer discretionary 15.60%
Mattel, Inc.[1]	1,400,000	$31,262
Thor Industries, Inc.	370,472	27,685
Skechers USA, Inc., Class A1	650,000	23,127
Helen of Troy, Ltd.[1]	141,542	22,988
Lands’ End, Inc.[1,7]	2,100,000	22,302
YETI Holdings, Inc.[1]	512,805	22,189
Entain PLC[1]	1,424,930	21,595
Five Below, Inc.[1]	165,181	18,736
Asbury Automotive Group, Inc.[1]	97,426	16,498
Evolution AB	172,264	15,662
Wyndham Hotels & Resorts, Inc.	227,498	14,951
Light & Wonder, Inc.[1]	299,658	14,081
Inchcape PLC	1,569,000	13,284
Tube Investments of India, Ltd.	515,708	12,024
Coursera, Inc.[1]	817,039	11,586
Everi Holdings, Inc.[1]	709,832	11,577
WH Smith PLC[1]	649,917	11,123
Leslie’s, Inc.[1]	676,964	10,276
Golden Entertainment, Inc.[1]	256,800	10,156
Tongcheng Travel Holdings, Ltd.[1]	4,691,200	10,092
Basic-Fit NV1	259,466	9,810
Kindred Group PLC (SDR)	1,164,011	9,679
Musti Group OYJ	495,800	8,854
DraftKings, Inc., Class A1,2	756,364	8,827
Haichang Ocean Park Holdings, Ltd.[1,2]	8,156,000	8,274
Chervon Holdings, Ltd.[2]	1,316,900	7,401
Compagnie Plastic Omnium SA	409,500	7,094
DESCENTE, Ltd.	295,025	6,828
Zhongsheng Group Holdings, Ltd.	938,500	6,620
Shoei Co., Ltd.	144,700	5,663
On Holding AG, Class A1,2	291,402	5,155
Melco Resorts & Entertainment, Ltd. (ADR)[1]	803,773	4,622
TopBuild Corp.[1]	27,200	4,547
Melco International Development, Ltd.[1]	6,130,000	4,531
Domino’s Pizza Enterprises, Ltd.	95,471	4,481
Thule Group AB	102,200	2,511
IDP Education, Ltd.	150,966	2,482
Arco Platform, Ltd., Class A1,2	158,600	2,368
Elior Group SA1	882,500	1,959
Warby Parker, Inc., Class A1,2	167,332	1,884
NEXTAGE Co., Ltd.	39,100	673
		455,457

Health care 14.75%
Insulet Corp.[1]	337,461	73,546
Haemonetics Corp.[1]	1,018,080	66,358
Integra LifeSciences Holdings Corp.[1]	569,500	30,770
CanSino Biologics, Inc., Class H2	2,442,000	25,006
Max Healthcare Institute, Ltd.[1]	5,343,659	24,830
Oak Street Health, Inc.[1]	1,310,260	21,541
Globus Medical, Inc., Class A1	381,773	21,433
CONMED Corp.	189,609	18,157
Ocumension Therapeutics[1,2]	9,650,966	17,268
Hapvida Participacoes e Investimentos SA1	12,352,106	12,910
New Horizon Health, Ltd.[1]	3,707,844	11,152
ICON PLC[1]	46,061	9,981
CompuGroup Medical SE & Co. KGaA	228,815	9,745
Shandong Pharmaceutical Glass Co., Ltd., Class A	2,180,508	9,104
Medmix AG	399,754	8,852
Health Catalyst, Inc.[1]	568,785	8,242
iRhythm Technologies, Inc.[1]	73,000	7,886
Amplifon SpA	241,936	7,416

American Funds Insurance Series	35

Global Small Capitalization Fund (continued)

Common stocks (continued)	Shares	Value (000)
Health care (continued)
Netcare, Ltd.	7,889,376	$6,920
Ambu AS, Class B, non-registered shares[2]	595,252	5,780
Angelalign Technology, Inc.[2]	284,600	5,702
Encompass Health Corp.	82,226	4,609
Amedisys, Inc.[1]	38,867	4,086
Bachem Holding AG, Class B	46,560	3,236
Penumbra, Inc.[1]	25,400	3,163
Nordhealth AS, Class A1,2	1,279,999	2,950
Arjo AB, Class B	422,850	2,674
Gland Pharma, Ltd.[1]	75,273	2,575
Amvis Holdings, Inc.	87,800	2,446
Medincell SA1,2	397,121	2,160
		430,498

Financials 7.94%
Star Health & Allied Insurance Co., Ltd.[1,3,5,6]	6,037,336	33,624
Cholamandalam Investment and Finance Co., Ltd.	3,684,053	28,900
Eurobank Ergasias Services and Holdings SA1	25,119,028	22,196
Independent Bank Group, Inc.	280,449	19,045
Trupanion, Inc.[1]	300,000	18,078
Stifel Financial Corp.	271,050	15,184
IIFL Wealth Management, Ltd.	513,500	9,630
SouthState Corp.	108,850	8,398
Aavas Financiers, Ltd.[1]	272,734	6,960
Patria Investments, Ltd., Class A	508,200	6,718
Remgro, Ltd.	820,300	6,550
IIFL Finance, Ltd.	1,459,000	5,981
SiriusPoint, Ltd.[1]	1,100,000	5,962
Eastern Bankshares, Inc.	278,164	5,135
Glacier Bancorp, Inc.	91,858	4,356
United Community Banks, Inc.	140,000	4,227
Aptus Value Housing Finance India, Ltd.[1]	1,065,624	3,803
Janus Henderson Group PLC	160,000	3,762
WealthNavi, Inc.[1,2]	278,900	3,634
PT Bank Raya Indonesia Tbk[1]	71,098,896	3,365
Indian Energy Exchange, Ltd.	1,653,632	3,324
East West Bancorp, Inc.	49,700	3,221
Haci Ömer Sabanci Holding AS	2,323,200	2,632
Bridgepoint Group PLC	740,731	2,179
National Bank of Greece SA1	660,979	1,955
Capitec Bank Holdings, Ltd.	15,161	1,847
Allfunds Group PLC	138,012	1,064
		231,730

Materials 3.76%
Perimeter Solutions SA1,2	3,039,911	32,953
LANXESS AG	388,200	13,905
Lundin Mining Corp.	1,361,244	8,629
JSR Corp.	325,300	8,439
Navin Fluorine International, Ltd.	175,000	8,092
MMG, Ltd.[1]	18,704,000	6,960
Nanofilm Technologies International, Ltd.	4,058,851	6,807
PI Industries, Ltd.	188,382	6,105
Vidrala, SA, non-registered shares	61,827	4,484
OZ Minerals, Ltd.	340,000	4,168
Toyo Gosei Co., Ltd.	55,800	3,381
Recticel SA/NV	175,000	2,612
Mayr-Melnhof Karton AG, non-registered shares	10,516	1,785
Arkema SA	15,200	1,353
		109,673

36	American Funds Insurance Series

Global Small Capitalization Fund (continued)

Common stocks (continued)	Shares	Value (000)
Consumer staples 3.07%
Grocery Outlet Holding Corp.[1]	521,782	$22,244
Shop Apotheke Europe NV, non-registered shares[1]	169,444	15,061
Freshpet, Inc.[1]	256,895	13,330
Monde Nissin Corp.[1]	49,971,450	11,815
Dole PLC	970,631	8,211
Scandinavian Tobacco Group A/S	305,111	5,967
Hilton Food Group PLC	375,115	4,667
Royal Unibrew A/S	44,000	3,896
AAK AB	223,527	3,647
Zur Rose Group AG1,2	9,250	694
Vector Group, Ltd.	15,654	164
		89,696

Real estate 2.10%
Embassy Office Parks REIT	4,939,400	23,405
Altus Group, Ltd.[2]	475,189	16,461
Macrotech Developers, Ltd.[1]	582,697	7,888
JHSF Participações SA	5,073,950	5,652
Mindspace Business Parks REIT	1,250,000	5,546
ESR-Logos REIT[1]	8,344,400	2,433
		61,385

Communication services 2.09%
Lions Gate Entertainment Corp., Class B1	2,531,585	22,354
JCDecaux SA1	788,279	13,242
Pearson PLC	636,200	5,807
Bandwidth, Inc., Class A1	284,506	5,354
Ubisoft Entertainment SA1	98,993	4,347
Trustpilot Group PLC[1,2]	2,966,832	3,662
Rightmove PLC	512,400	3,545
VTEX, Class A1,2	885,406	2,727
		61,038

Utilities 1.68%
ENN Energy Holdings, Ltd.	1,878,900	30,865
AC Energy Corp.	99,272,800	14,516
Neoenergia SA	1,288,255	3,672
		49,053

Energy 1.07%
Venture Global LNG, Inc., Series C1,3,4,5,6	2,760	18,936
DT Midstream, Inc.	129,414	6,344
Subsea 7 SA	703,801	5,626
Helmerich & Payne, Inc.	7,700	331
		31,237

Total common stocks (cost: $2,397,123,000)		2,590,298

Preferred securities 0.92%
Information technology 0.64%
SmartHR, Inc., Series D, preferred shares[1,3,4,5]	3,006	10,073
Yotpo, Ltd., Series F, preferred shares[1,3,4,5,6]	2,158,609	3,475
Yotpo, Ltd., Series B, preferred shares[1,3,4,5,6]	287,894	464
Yotpo, Ltd., Series C, preferred shares[1,3,4,5,6]	274,070	441
Yotpo, Ltd., Series A-1, preferred shares[1,3,4,5,6]	183,819	296
Yotpo, Ltd., Series A, preferred shares[1,3,4,5,6]	89,605	144
Yotpo, Ltd., Series C-1, preferred shares[1,3,4,5,6]	75,980	122

American Funds Insurance Series	37

Global Small Capitalization Fund (continued)

Preferred securities (continued)	Shares	Value (000)
Information technology (continued)
Yotpo, Ltd., Series D, preferred shares[1,3,4,5,6]	42,368	$68
Yotpo, Ltd., Series B-1, preferred shares[1,3,4,5,6]	33,838	55
Outreach Corp., Series G, preferred shares[1,3,4,5]	154,354	3,515
		18,653

Industrials 0.21%
Azul SA, preferred nominative shares (ADR)[1,2]	800,316	5,683
Azul SA, preferred nominative shares[1]	109,500	259
		5,942

Health care 0.07%
PACT Pharma, Inc., Series C, 8.00% noncumulative preferred shares[1,3,4,5]	2,931,405	2,052

Total preferred securities (cost: $42,519,000)		26,647

Rights & warrants 0.47%
Information technology 0.47%
OPT Machine Vision Tech Co., Ltd., Class A, warrants, expire 2023[1,3,6]	355,879	13,750

Total rights & warrants (cost: $18,773,000)		13,750

Short-term securities 12.53%
Money market investments 9.90%
Capital Group Central Cash Fund 1.38%[7,8]	2,891,439	289,086

Money market investments purchased with collateral from securities on loan 2.63%
Capital Group Central Cash Fund 1.38%[7,8,9]	217,762	21,772
Goldman Sachs Financial Square Government Fund, Institutional Shares 1.39%[8,9]	11,495,263	11,495
BlackRock Liquidity Funds – FedFund, Institutional Shares 1.32%[8,9]	10,885,893	10,886
Invesco Short-Term Investments Trust – Government & Agency Portfolio, Institutional Class 1.38%[8,9]	10,885,893	10,886
Morgan Stanley Institutional Liquidity Funds – Government Portfolio, Institutional Class 1.38%[8,9]	10,885,893	10,886
State Street Institutional U.S. Government Money Market Fund, Institutional Class 1.40%[8,9]	10,885,893	10,886
		76,811

Total short-term securities (cost: $365,949,000)		365,897
Total investment securities 102.65% (cost: $2,824,364,000)		2,996,592
Other assets less liabilities (2.65)%		(77,341)

Net assets 100.00%		$2,919,251

38	American Funds Insurance Series

Global Small Capitalization Fund (continued)

Investments in affiliates[7]

	Value of affiliates at 1/1/2022 (000)	Additions (000)	Reductions (000)		Net realized gain (000)	Net unrealized depreciation (000)	Value of affiliates at 6/30/2022 (000)	Dividend income (000)
Common stocks 0.76%
Consumer discretionary 0.76%
Lands’ End, Inc.[1]	$41,223	$—	$—		$—	$(18,921)	$22,302	$—
Short-term securities 10.65%
Money market investments 9.90%
Capital Group Central Cash Fund 1.38%[8]	203,087	646,355	560,290		6	(72)	289,086	606
Money market investments purchased with collateral from securities on loan 0.75%
Capital Group Central Cash Fund 1.38%[8,9]	32,260		10,488	[10]			21,772	—	[11]
Total short-term securities							310,858
Total 11.41%					$6	$(18,993)	$333,160	$606

Private placement securities5

	Acquisition date	Cost (000)	Value (000)	Percent of net assets
Star Health & Allied Insurance Co., Ltd.	3/30/2021	$40,710	$33,624	1.15%
Venture Global LNG, Inc., Series C	5/1/2015	8,280	18,936	.65
SmartHR, Inc., Series D, preferred shares	5/28/2021	14,344	10,073	.35
Yotpo, Ltd., Series F, preferred shares	2/25/2021	4,748	3,475	.12
Yotpo, Ltd.	3/16/2021	1,418	1,093	.04
Yotpo, Ltd., Series B, preferred shares	3/16/2021	602	464	.02
Yotpo, Ltd., Series C, preferred shares	3/16/2021	573	441	.02
Yotpo, Ltd., Series A-1, preferred shares	3/16/2021	384	296	.01
Yotpo, Ltd., Series A, preferred shares	3/16/2021	187	144	.00
Yotpo, Ltd., Series C-1, preferred shares	3/16/2021	159	122	.00
Yotpo, Ltd., Series D, preferred shares	3/16/2021	89	68	.00
Yotpo, Ltd., Series B-1, preferred shares	3/16/2021	71	55	.00
Outreach Corp., Series G, preferred shares	5/27/2021	4,517	3,515	.12
PACT Pharma, Inc., Series C, 8.00% noncumulative preferred shares	2/7/2020	6,000	2,052	.07
Total		$82,082	$74,358	2.55%

[1]	Security did not produce income during the last 12 months.
[2]	All or a portion of this security was on loan. The total value of all such securities was $96,178,000, which represented 3.29% of the net assets of the fund. Refer to Note 5 for more information on securities lending.
[3]	Valued under fair value procedures adopted by authority of the board of trustees. The total value of all such securities was $113,417,000, which represented 3.89% of the net assets of the fund.
[4]	Value determined using significant unobservable inputs.
[5]	Acquired through a private placement transaction exempt from registration under the Securities Act of 1933. May be subject to legal or contractual restrictions on resale.
[6]	Acquired in a transaction exempt from registration under Rule 144A of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $72,468,000, which represented 2.48% of the net assets of the fund.
[7]	Affiliate of the fund or part of the same “group of investment companies” as the fund, as defined under the Investment Company Act of 1940, as amended.
[8]	Rate represents the seven-day yield at 6/30/2022.
[9]	Security purchased with cash collateral from securities on loan. Refer to Note 5 for more information on securities lending.
[10]	Represents net activity. Refer to Note 5 for more information on securities lending.
[11]	Dividend income is included with securities lending income in the fund’s statement of operations and is not shown in this table.

American Funds Insurance Series	39

Global Small Capitalization Fund (continued)

Key to abbreviations

ADR = American Depositary Receipts

REIT = Real Estate Investment Trust

SDR = Swedish Depositary Receipts

Refer to the notes to financial statements.

40	American Funds Insurance Series

Growth Fund
Investment portfolio June 30, 2022	unaudited

Common stocks 94.46%	Shares	Value (000)
Information technology 20.53%
Microsoft Corp.	7,106,878	$1,825,259
Broadcom, Inc.	1,486,641	722,225
ASML Holding NV	635,000	303,345
ASML Holding NV (New York registered) (ADR)	189,937	90,387
Taiwan Semiconductor Manufacturing Company, Ltd.	13,774,000	220,507
Taiwan Semiconductor Manufacturing Company, Ltd. (ADR)	926,437	75,736
Apple, Inc.	1,610,716	220,217
Visa, Inc., Class A	911,636	179,492
Mastercard, Inc., Class A	510,964	161,199
Salesforce, Inc.[1]	888,000	146,556
ServiceNow, Inc.[1]	294,921	140,241
FleetCor Technologies, Inc.[1]	631,000	132,579
Micron Technology, Inc.	2,394,690	132,378
Wolfspeed, Inc.[1]	1,978,082	125,509
NVIDIA Corp.	805,499	122,106
RingCentral, Inc., Class A1	2,099,303	109,710
Applied Materials, Inc.	1,150,222	104,647
Bill.com Holdings, Inc.[1]	871,600	95,824
Shopify, Inc., Class A, subordinate voting shares[1]	2,843,580	88,833
Tyler Technologies, Inc.[1]	263,200	87,509
MongoDB, Inc., Class A1	324,518	84,212
Fidelity National Information Services, Inc.	884,718	81,102
Cloudflare, Inc., Class A1	1,514,130	66,243
Unity Software, Inc.[1,2]	1,660,000	61,121
Genpact, Ltd.	1,393,000	59,008
MicroStrategy, Inc., Class A1,2	358,514	58,904
Keyence Corp.	165,500	56,574
DocuSign, Inc.[1]	967,514	55,516
Trimble, Inc.[1]	840,920	48,967
Block, Inc., Class A1	749,493	46,064
SK hynix, Inc.	653,000	45,766
GoDaddy, Inc., Class A1	645,081	44,872
Intel Corp.	1,136,000	42,498
Concentrix Corp.	305,551	41,445
Amadeus IT Group SA, Class A, non-registered shares[1]	635,696	35,414
NetApp, Inc.	527,540	34,417
Ceridian HCM Holding, Inc.[1]	712,011	33,521
Silicon Laboratories, Inc.[1]	231,815	32,505
Flex, Ltd.[1]	2,234,300	32,330
Motorola Solutions, Inc.	152,000	31,859
MKS Instruments, Inc.	302,111	31,006
Nuvei Corp., subordinate voting shares[1]	806,616	29,151
Adobe, Inc.[1]	69,034	25,271
Smartsheet, Inc., Class A1	729,700	22,934
Zendesk, Inc.[1]	307,500	22,777
Toast, Inc., Class A1	1,712,718	22,163
Alteryx, Inc., Class A1	402,200	19,475
VeriSign, Inc.[1]	110,053	18,415
TE Connectivity, Ltd.	156,600	17,719
Lam Research Corp.	40,617	17,309
Qualtrics International, Inc., Class A1	1,276,855	15,973
Fiserv, Inc.[1]	164,000	14,591
Ciena Corp.[1]	308,700	14,108
TELUS International (Cda), Inc., subordinate voting shares[1]	533,800	13,382
Enphase Energy, Inc.[1]	62,172	12,138
Globant SA1	57,138	9,942
Kulicke and Soffa Industries, Inc.	151,860	6,501
Stripe, Inc., Class B1,3,4,5	168,598	6,000
SentinelOne, Inc., Class A1	220,600	5,147
		6,400,599

American Funds Insurance Series	41

Growth Fund (continued)

Common stocks (continued)	Shares	Value (000)
Consumer discretionary 18.92%
Tesla, Inc.[1]	3,682,000	$2,479,533
Amazon.com, Inc.[1]	5,222,200	554,650
Dollar General Corp.	2,185,220	536,340
Home Depot, Inc.	931,000	255,345
D.R. Horton, Inc.	3,324,144	220,025
LVMH Moët Hennessy-Louis Vuitton SE	313,000	190,803
Las Vegas Sands Corp.[1]	5,500,000	184,745
Chipotle Mexican Grill, Inc.[1]	114,237	149,338
Dollar Tree Stores, Inc.[1]	803,915	125,290
Hermès International	94,901	106,115
Booking Holdings, Inc.[1]	60,300	105,464
Airbnb, Inc., Class A1	1,044,500	93,044
Royal Caribbean Cruises, Ltd.[1]	2,282,305	79,675
O’Reilly Automotive, Inc.[1]	116,600	73,663
NVR, Inc.[1]	18,380	73,596
Target Corp.	479,700	67,748
Aramark	1,793,164	54,925
NIKE, Inc., Class B	489,400	50,017
Darden Restaurants, Inc.	433,876	49,080
Caesars Entertainment, Inc.[1]	968,000	37,074
Domino’s Pizza, Inc.	94,000	36,633
Norwegian Cruise Line Holdings, Ltd.[1,2]	3,076,903	34,215
Salvatore Ferragamo SpA[2]	2,174,477	33,498
Polaris, Inc.	280,000	27,798
Floor & Decor Holdings, Inc., Class A1	420,000	26,443
Cie. Financière Richemont SA, Class A	219,805	23,405
Burlington Stores, Inc.[1]	158,707	21,621
LGI Homes, Inc.[1]	248,150	21,564
adidas AG	121,710	21,525
Adient PLC[1]	722,000	21,393
Helen of Troy, Ltd.[1]	112,111	18,208
VF Corp.	408,000	18,021
YETI Holdings, Inc.[1]	405,000	17,524
General Motors Company[1]	490,000	15,562
Etsy, Inc.[1]	202,000	14,788
YUM! Brands, Inc.	129,700	14,722
Hilton Worldwide Holdings, Inc.	128,708	14,343
Aptiv PLC[1]	140,000	12,470
Flutter Entertainment PLC[1]	82,221	8,313
Carvana Co., Class A1,2	210,400	4,751
Arrival Group[1,2]	1,690,300	2,671
Arrival Group[1]	304,769	481
Westwing Group SE, non-registered shares[1,2]	381,550	2,839
		5,899,258

Health care 15.48%
UnitedHealth Group, Inc.	1,709,751	878,179
Regeneron Pharmaceuticals, Inc.[1]	1,220,938	721,733
Intuitive Surgical, Inc.[1]	2,058,000	413,061
Centene Corp.[1]	4,420,730	374,038
Thermo Fisher Scientific, Inc.	532,200	289,134
Alnylam Pharmaceuticals, Inc.[1]	1,879,309	274,097
Vertex Pharmaceuticals, Inc.[1]	879,601	247,863
Seagen, Inc.[1]	1,379,013	244,003
NovoCure, Ltd.[1]	2,388,098	165,973
Eli Lilly and Company	337,300	109,363
Moderna, Inc.[1]	750,000	107,138
CVS Health Corp.	1,034,700	95,875
Pfizer, Inc.	1,675,000	87,820
Edwards Lifesciences Corp.[1]	768,111	73,040
AstraZeneca PLC	550,784	72,411
Gilead Sciences, Inc.	899,185	55,579

42	American Funds Insurance Series

Growth Fund (continued)

Common stocks (continued)	Shares	Value (000)
Health care (continued)
Horizon Therapeutics PLC[1]	613,731	$48,951
Verily Life Sciences, LLC[1,3,4,5]	300,178	44,928
Catalent, Inc.[1]	409,100	43,892
Danaher Corp.	165,735	42,017
Molina Healthcare, Inc.[1]	145,723	40,746
Biohaven Pharmaceutical Holding Co., Ltd.[1]	268,400	39,109
Zimmer Biomet Holdings, Inc.	353,900	37,181
Abbott Laboratories	331,012	35,964
Inari Medical, Inc.[1]	502,200	34,145
Humana, Inc.	65,982	30,884
Zoetis, Inc., Class A	160,483	27,585
Align Technology, Inc.[1]	112,000	26,507
Guardant Health, Inc.[1]	482,401	19,460
Mettler-Toledo International, Inc.[1]	16,900	19,414
CRISPR Therapeutics AG1,2	235,087	14,286
Exact Sciences Corp.[1]	341,000	13,432
Oak Street Health, Inc.[1]	806,352	13,256
Ascendis Pharma A/S (ADR)[1]	140,377	13,049
Karuna Therapeutics, Inc.[1]	100,032	12,655
Galapagos NV1	223,566	12,427
DexCom, Inc.[1]	148,800	11,090
Fate Therapeutics, Inc.[1]	417,000	10,333
Ultragenyx Pharmaceutical, Inc.[1]	161,278	9,622
Pacific Biosciences of California, Inc.[1,2]	1,711,590	7,565
Vir Biotechnology, Inc.[1]	282,975	7,207
Sana Biotechnology, Inc.[1,2]	179,600	1,155
		4,826,167

Communication services 14.88%
Meta Platforms, Inc., Class A1	10,118,530	1,631,613
Alphabet, Inc., Class C1	377,972	826,795
Alphabet, Inc., Class A1	111,616	243,240
Netflix, Inc.[1]	3,656,304	639,378
Activision Blizzard, Inc.	3,750,000	291,975
Charter Communications, Inc., Class A1	410,286	192,231
Verizon Communications, Inc.	3,720,000	188,790
Snap, Inc., Class A, nonvoting shares[1]	8,880,711	116,604
ZoomInfo Technologies, Inc.[1]	3,077,300	102,289
Comcast Corp., Class A	2,311,991	90,722
Frontier Communications Parent, Inc.[1]	3,168,010	74,575
T-Mobile US, Inc.[1]	447,940	60,266
Pinterest, Inc., Class A1	1,752,664	31,828
Bumble, Inc., Class A1	1,013,387	28,527
Tencent Holdings, Ltd.	605,000	27,325
Take-Two Interactive Software, Inc.[1]	201,000	24,629
Iridium Communications, Inc.[1]	604,439	22,703
Vimeo, Inc.[1]	3,348,913	20,160
Electronic Arts, Inc.	141,481	17,211
Match Group, Inc.[1]	120,000	8,363
		4,639,224

Industrials 8.17%
TransDigm Group, Inc.[1]	562,400	301,823
Jacobs Engineering Group, Inc.	2,169,000	275,745
Carrier Global Corp.	7,599,761	271,007
Uber Technologies, Inc.[1]	11,166,767	228,472
Delta Air Lines, Inc.[1]	7,215,000	209,019
United Rentals, Inc.[1]	638,400	155,074
Caterpillar, Inc.	676,300	120,895
MTU Aero Engines AG	616,989	112,310
Ryanair Holdings PLC (ADR)[1]	1,500,325	100,897
Ryanair Holdings PLC[1]	96,554	1,141

American Funds Insurance Series	43

Growth Fund (continued)

Common stocks (continued)	Shares	Value (000)
Industrials (continued)
Airbus SE, non-registered shares	955,893	$92,610
Robert Half International, Inc.	1,155,800	86,558
United Airlines Holdings, Inc.[1]	1,695,914	60,069
Dun & Bradstreet Holdings, Inc.[1]	3,869,573	58,160
Middleby Corp.[1]	449,500	56,349
Boeing Company[1]	395,000	54,004
Northrop Grumman Corp.	98,700	47,235
Canadian Pacific Railway, Ltd.	496,000	34,641
BWX Technologies, Inc.	607,600	33,473
Axon Enterprise, Inc.[1]	353,000	32,889
AMETEK, Inc.	253,600	27,868
Waste Connections, Inc.	222,159	27,539
Rockwell Automation	129,246	25,760
HEICO Corp.	195,000	25,568
Armstrong World Industries, Inc.	326,344	24,463
ITT, Inc.	343,000	23,063
L3Harris Technologies, Inc.	90,000	21,753
Advanced Drainage Systems, Inc.	195,343	17,594
Safran SA	142,541	14,073
TuSimple Holdings, Inc., Class A1,2	1,158,932	8,379
		2,548,431

Financials 6.20%
Bank of America Corp.	14,780,700	460,123
S&P Global, Inc.	524,936	176,935
First Republic Bank	1,029,156	148,404
Capital One Financial Corp.	1,399,000	145,762
KKR & Co., Inc.	2,218,594	102,699
SVB Financial Group[1]	246,315	97,292
Western Alliance Bancorporation	1,071,775	75,667
Apollo Asset Management, Inc.	1,557,942	75,529
T. Rowe Price Group, Inc.	642,000	72,938
Wells Fargo & Company	1,735,200	67,968
Tradeweb Markets, Inc., Class A	922,410	62,954
Marsh & McLennan Companies, Inc.	403,461	62,637
MSCI, Inc.	146,390	60,335
Signature Bank	301,426	54,019
Blackstone, Inc., nonvoting shares	360,000	32,843
Aon PLC, Class A	110,000	29,665
Blue Owl Capital, Inc., Class A	2,891,712	29,004
Brookfield Asset Management, Inc., Class A	585,103	26,020
CME Group, Inc., Class A	121,648	24,901
Ryan Specialty Holdings, Inc., Class A1	611,300	23,957
Arch Capital Group, Ltd.[1]	458,700	20,866
American International Group, Inc.	386,130	19,743
Intercontinental Exchange, Inc.	209,648	19,715
Ares Management Corp., Class A	310,500	17,655
Trupanion, Inc.[1]	287,655	17,334
Goosehead Insurance, Inc., Class A	211,148	9,643
		1,934,608

Energy 4.97%
Halliburton Company	12,143,661	380,825
Canadian Natural Resources, Ltd. (CAD denominated)	6,840,000	367,560
Cenovus Energy, Inc. (CAD denominated)	14,694,800	279,580
EQT Corp.	2,268,000	78,019
Tourmaline Oil Corp.[2]	1,408,700	73,248
Pioneer Natural Resources Company	328,000	73,170
EOG Resources, Inc.	574,314	63,427
Suncor Energy, Inc.	1,747,125	61,296
ConocoPhillips	651,015	58,468
Coterra Energy, Inc.	1,275,197	32,888

44	American Funds Insurance Series

Growth Fund (continued)

Common stocks (continued)	Shares	Value (000)
Energy (continued)
MEG Energy Corp.[1]	2,365,000	$32,741
Chesapeake Energy Corp.	255,400	20,713
Range Resources Corp.[1]	823,000	20,369
Equitrans Midstream Corp.	936,942	5,959
		1,548,263

Materials 2.58%
Wheaton Precious Metals Corp.	3,674,000	132,374
Grupo México, SAB de CV, Series B	25,356,800	104,998
Vale SA, ordinary nominative shares (ADR)	7,130,772	104,323
Linde PLC	319,392	91,835
Barrick Gold Corp.	4,447,467	78,676
CF Industries Holdings, Inc.	703,000	60,268
Royal Gold, Inc.	517,000	55,205
Franco-Nevada Corp.	390,000	51,301
Allegheny Technologies, Inc.[1]	2,070,860	47,029
LyondellBasell Industries NV	343,500	30,043
Sherwin-Williams Company	69,458	15,552
Summit Materials, Inc., Class A1	561,313	13,073
Ball Corp.	145,200	9,986
Nutrien, Ltd. (CAD denominated)	58,971	4,696
Mosaic Co.	78,919	3,728
		803,087

Consumer staples 2.20%
Costco Wholesale Corp.	253,000	121,258
British American Tobacco PLC	2,768,763	118,622
Constellation Brands, Inc., Class A	427,912	99,729
Monster Beverage Corp.[1]	985,000	91,309
Altria Group, Inc.	2,062,600	86,155
Archer Daniels Midland Company	784,800	60,900
Estée Lauder Companies, Inc., Class A	211,111	53,764
Molson Coors Beverage Company, Class B, restricted voting shares	608,423	33,165
Philip Morris International, Inc.	201,113	19,858
		684,760

Utilities 0.42%
PG&E Corp.[1]	7,077,065	70,629
CenterPoint Energy, Inc.	855,797	25,315
AES Corp.	1,085,884	22,814
Edison International	199,191	12,597
		131,355

Real estate 0.11%
Equinix, Inc. REIT	51,784	34,023

Total common stocks (cost: $19,846,265,000)		29,449,775

Preferred securities 0.19%
Information technology 0.16%
PsiQuantum Corp., Series D, preferred shares[1,3,4,5]	906,761	23,781
Samsung Electronics Co., Ltd., nonvoting preferred shares	531,000	21,266
Tipalti Solutions, Ltd., Series F, preferred shares[1,3,4,5]	406,310	3,295
Stripe, Inc., Series H, 6.00% noncumulative preferred shares[1,3,4,5]	52,656	1,874
		50,216

Industrials 0.03%
ABL Space Systems Co., Series B2, preferred shares[1,3,4,5]	153,713	8,885

Total preferred securities (cost: $65,451,000)		59,101

American Funds Insurance Series	45

Growth Fund (continued)

Convertible bonds & notes 0.02%	Principal amount (000)		Value (000)
Consumer staples 0.01%
JUUL Labs, Inc., convertible notes, 7.00% PIK 2025[3,4,5,6]	USD	44,875	$4,115
			4,115

Industrials 0.01%
Einride AB, convertible notes, 7.00% 2023[3,4,5]		2,500	2,969
			2,969

Total convertible bonds & notes (cost: $45,836,000)			7,084

Short-term securities 5.23%		Shares
Money market investments 4.99%
Capital Group Central Cash Fund 1.38%[7,8]		15,555,891	1,555,278

Money market investments purchased with collateral from securities on loan 0.24%
Capital Group Central Cash Fund 1.38%[7,8,9]		206,977	20,693
Goldman Sachs Financial Square Government Fund, Institutional Shares 1.39%[7,9]		10,925,949	10,926
Invesco Short-Term Investments Trust – Government & Agency Portfolio, Institutional Class 1.38%[7,9]		10,346,758	10,347
Morgan Stanley Institutional Liquidity Funds – Government Portfolio, Institutional Class 1.38%[7,9]		10,346,758	10,347
State Street Institutional U.S. Government Money Market Fund, Institutional Class 1.40%[7,9]		10,346,758	10,347
BlackRock Liquidity Funds – FedFund, Institutional Shares 1.32%[7,9]		10,346,758	10,346
			73,006
Total short-term securities (cost: $1,628,508,000)			1,628,284
Total investment securities 99.90% (cost: $21,586,060,000)			31,144,244
Other assets less liabilities 0.10%			31,927

Net assets 100.00%			$31,176,171

Investments in affiliates8

	Value of affiliates at 1/1/2022 (000)	Additions (000)		Reductions (000)	Net realized gain (000)	Net unrealized depreciation (000)	Value of affiliates at 6/30/2022 (000)	Dividend income (000)
Short-term securities 5.06%
Money market investments 4.99%
Capital Group Central Cash Fund 1.38%[7]	$1,610,187	$2,905,660		$2,960,150	$1	$(420)	$1,555,278	$3,145
Money market investments purchased with collateral from securities on loan 0.07%
Capital Group Central Cash Fund 1.38%[7,9]	20,304	389	[10]				20,693	—	[11]
Total short-term securities							1,575,971
Total 5.06%					$1	$(420)	$1,575,971	$3,145

46	American Funds Insurance Series

Growth Fund (continued)

Private placement securities5

	Acquisition date(s)	Cost (000)	Value (000)	Percent of net assets
Verily Life Sciences, LLC	12/21/2018	$37,000	$44,928	.14%
PsiQuantum Corp., Series D, preferred shares	5/28/2021	23,781	23,781	.08
ABL Space Systems Co., Series B2, preferred shares	10/22/2021	10,452	8,885	.03
Stripe, Inc., Class B	5/6/2021	6,766	6,000	.02
Stripe, Inc., Series H, 6.00% noncumulative preferred shares	3/15/2021	2,113	1,874	.01
JUUL Labs, Inc., convertible notes, 7.00% PIK 2025	2/3/2020-5/3/2022	43,336	4,115	.01
Tipalti Solutions, Ltd., Series F, preferred shares	12/1/2021	6,956	3,295	.01
Einride AB, convertible notes, 7.00% 2023	1/7/2022	2,500	2,969	.01
Total		$132,904	$95,847	.31%

[1]	Security did not produce income during the last 12 months.
[2]	All or a portion of this security was on loan. The total value of all such securities was $78,405,000, which represented .25% of the net assets of the fund. Refer to Note 5 for more information on securities lending.
[3]	Valued under fair value procedures adopted by authority of the board of trustees. The total value of all such securities was $95,847,000, which represented .31% of the net assets of the fund.
[4]	Value determined using significant unobservable inputs.
[5]	Acquired through a private placement transaction exempt from registration under the Securities Act of 1933. May be subject to legal or contractual restrictions on resale.
[6]	Payment in kind; the issuer has the option of paying additional securities in lieu of cash. Payment methods and rates are as of the most recent payment when available.
[7]	Rate represents the seven-day yield at 6/30/2022.
[8]	Part of the same “group of investment companies” as the fund as defined under the Investment Company Act of 1940, as amended.
[9]	Security purchased with cash collateral from securities on loan. Refer to Note 5 for more information on securities lending.
[10]	Represents net activity. Refer to Note 5 for more information on securities lending.
[11]	Dividend income is included with securities lending income in the fund’s statement of operations and is not shown in this table.

Key to abbreviations

ADR = American Depositary Receipts

CAD = Canadian dollars

REIT = Real Estate Investment Trust

USD = U.S. dollars

Refer to the notes to financial statements.

American Funds Insurance Series	47

International Fund
Investment portfolio June 30, 2022	unaudited

Common stocks 85.49%	Shares	Value (000)
Industrials 13.12%
Airbus SE, non-registered shares	1,707,475	$165,425
Recruit Holdings Co., Ltd.	3,491,309	102,799
Melrose Industries PLC	36,613,980	66,722
Safran SA	579,000	57,163
Ryanair Holdings PLC (ADR)[1]	535,700	36,026
Ryanair Holdings PLC[1]	191,358	2,261
SMC Corp.	77,100	34,362
Siemens AG	331,702	33,749
MTU Aero Engines AG	182,000	33,129
DSV A/S	230,223	32,152
ASSA ABLOY AB, Class B	1,452,142	30,846
NIBE Industrier AB, Class B	3,878,804	29,120
Ashtead Group PLC	645,000	27,002
International Container Terminal Services, Inc.	7,953,240	26,615
Grab Holdings, Ltd., Class A1	9,470,179	23,960
Kingspan Group PLC	384,796	23,146
Shenzhen Inovance Technology Co., Ltd., Class A	2,350,967	23,133
Aena SME, SA, non-registered shares[1]	175,000	22,236
ZTO Express (Cayman), Inc., Class A (ADR)	685,354	18,813
Brenntag SE	222,191	14,460
CCR SA, ordinary nominative shares	5,580,000	13,360
Rumo SA	4,301,900	13,127
Airports of Thailand PCL, foreign registered shares[1]	5,078,900	10,215
Diploma PLC	335,900	9,110
Fluidra, SA, non-registered shares	432,985	8,775
Thales SA	70,763	8,680
Zhejiang Sanhua Intelligent Controls Co., Ltd., Class A	2,073,434	8,511
LIXIL Corp.	441,700	8,269
BAE Systems PLC	617,024	6,236
Techtronic Industries Co., Ltd.	437,500	4,564
		893,966

Information technology 11.40%
Taiwan Semiconductor Manufacturing Company, Ltd.	6,501,000	104,074
ASML Holding NV	205,218	98,034
Shopify, Inc., Class A, subordinate voting shares[1]	2,665,310	83,264
Nice, Ltd. (ADR)[1]	397,150	76,431
Nomura Research Institute, Ltd.	2,761,500	73,474
SK hynix, Inc.	826,941	57,957
Fujitsu, Ltd.	345,900	43,250
Samsung Electronics Co., Ltd.	631,500	27,723
NXP Semiconductors NV	173,200	25,639
Keyence Corp.	64,200	21,946
Infineon Technologies AG	728,000	17,616
STMicroelectronics NV2	539,236	16,953
Atlassian Corp. PLC, Class A1	78,500	14,711
Silergy Corp.	176,000	14,177
Suse SA1,2	576,586	13,088
TELUS International (Cda), Inc., subordinate voting shares[1]	499,900	12,532
OBIC Co., Ltd.	83,700	11,838
Kingdee International Software Group Co., Ltd.[1]	4,786,000	11,223
Delta Electronics, Inc.	1,408,000	10,489
Hexagon AB, Class B	925,700	9,615
ASM International NV	31,648	7,913
Constellation Software, Inc.	5,300	7,868
Canva, Inc.[1,3,4,5]	4,819	7,357
PagSeguro Digital, Ltd., Class A1	426,548	4,368
Block, Inc., Class A (CDI)[1]	45,372	2,834
StoneCo, Ltd., Class A1	317,126	2,442
		776,816

48	American Funds Insurance Series

International Fund (continued)

Common stocks (continued)	Shares	Value (000)
Financials 11.36%
Kotak Mahindra Bank, Ltd.	8,323,107	$175,067
AIA Group, Ltd.	12,210,576	132,348
ABN AMRO Bank NV	10,182,910	114,342
HDFC Bank, Ltd.	2,292,812	39,137
HDFC Bank, Ltd. (ADR)	277,000	15,224
Aegon NV2	12,263,736	53,052
CaixaBank, SA	14,195,517	49,344
ING Groep NV	2,815,632	27,828
Bajaj Finance, Ltd.	396,342	27,104
Nu Holdings, Ltd., Class A1,2	6,890,117	25,769
Futu Holdings, Ltd. (ADR)[1,2]	440,706	23,009
KBC Groep NV	406,187	22,790
XP, Inc., Class A1	963,259	17,300
FinecoBank SpA	1,211,135	14,494
Ping An Insurance (Group) Company of China, Ltd., Class H	898,500	6,109
Ping An Insurance (Group) Company of China, Ltd., Class A	817,263	5,700
B3 SA-Brasil, Bolsa, Balcao	4,413,000	9,242
Allfunds Group PLC	1,158,708	8,937
Bajaj Finserv, Ltd.	50,931	7,050
		773,846

Health care 11.06%
Daiichi Sankyo Company, Ltd.	9,080,408	230,022
Olympus Corp.	5,808,100	116,714
WuXi Biologics (Cayman), Inc.[1]	12,609,300	115,378
Grifols, SA, Class A, non-registered shares[1,2]	2,451,598	46,335
Grifols, SA, Class B (ADR)[1]	793,690	9,429
Bayer AG	841,261	50,004
Siemens Healthineers AG	833,668	42,363
WuXi AppTec Co., Ltd., Class A	2,367,360	36,775
WuXi AppTec Co., Ltd., Class H	312,000	4,155
Merck KGaA	110,400	18,627
M3, Inc.	644,835	18,526
HOYA Corp.	198,300	16,932
Hapvida Participacoes e Investimentos SA1	9,734,853	10,175
Insulet Corp.[1]	46,653	10,167
Alcon, Inc.	133,937	9,355
CanSino Biologics, Inc., Class H2	729,200	7,467
bioMérieux SA	58,300	5,694
Ambu AS, Class B, non-registered shares[2]	545,233	5,294
		753,412

Energy 9.56%
Reliance Industries, Ltd.[1]	9,435,600	310,127
Petróleo Brasileiro SA (Petrobras), ordinary nominative shares (ADR)	6,724,576	78,543
Neste OYJ	1,756,952	77,772
TotalEnergies SE	1,147,298	60,560
Canadian Natural Resources, Ltd. (CAD denominated)	818,700	43,994
Woodside Energy Group, Ltd.	1,967,852	43,249
Cenovus Energy, Inc. (CAD denominated)	1,190,000	22,641
Shell PLC (GBP denominated)	573,839	14,907
		651,793

Materials 9.23%
First Quantum Minerals, Ltd.	10,951,800	207,771
Fortescue Metals Group, Ltd.	11,257,992	136,223
Vale SA, ordinary nominative shares (ADR)	6,886,607	100,751
Vale SA, ordinary nominative shares	770,681	11,274
Linde PLC (EUR denominated)[2]	135,800	38,986
Linde PLC	35,287	10,146
Shin-Etsu Chemical Co., Ltd.	395,300	44,576
Wacker Chemie AG	147,773	21,309

American Funds Insurance Series	49

International Fund (continued)

Common stocks (continued)	Shares	Value (000)
Materials (continued)
Ivanhoe Mines, Ltd., Class A1	3,403,051	$19,590
JSR Corp.	379,200	9,838
Koninklijke DSM NV	55,354	7,953
Yunnan Energy New Material Co., Ltd., Class A	196,300	7,344
Akzo Nobel NV	107,048	7,025
BASF SE	136,760	5,951
		628,737

Consumer discretionary 8.85%
MercadoLibre, Inc.[1]	132,887	84,632
Evolution AB	916,701	83,348
Sony Group Corp.	920,500	75,272
Galaxy Entertainment Group, Ltd.	9,204,000	54,895
Ferrari NV (EUR denominated)	254,543	46,734
LVMH Moët Hennessy-Louis Vuitton SE	72,682	44,306
Maruti Suzuki India, Ltd.	303,300	32,533
Alibaba Group Holding, Ltd. (ADR)[1]	213,000	24,214
Alibaba Group Holding, Ltd.[1]	414,200	5,907
Kering SA	53,565	27,511
JD.com, Inc., Class A (ADR)	239,660	15,391
JD.com, Inc., Class A	266,775	8,595
Entain PLC[1]	1,560,453	23,649
Coupang, Inc., Class A1	1,509,600	19,247
Flutter Entertainment PLC[1]	158,674	16,043
EssilorLuxottica	80,200	12,010
InterContinental Hotels Group PLC	155,468	8,232
Bandai Namco Holdings, Inc.	108,742	7,677
Aptiv PLC[1]	84,000	7,482
On Holding AG, Class A1	308,680	5,461
		603,139

Consumer staples 4.49%
Kweichow Moutai Co., Ltd., Class A	224,223	68,496
Danone SA	878,392	49,026
British American Tobacco PLC	911,000	39,030
Treasury Wine Estates, Ltd.	4,562,804	35,747
Seven & i Holdings Co., Ltd.	864,100	33,544
Kobe Bussan Co., Ltd.	754,900	18,500
Inner Mongolia Yili Industrial Group Co., Ltd., Class A	2,653,503	15,439
CP ALL PCL, foreign registered shares	9,053,300	15,388
Nestlé SA	78,463	9,159
Chocoladefabriken Lindt & Sprüngli AG	80	8,388
Shiseido Company, Ltd.	179,400	7,201
Dabur India, Ltd.	933,875	5,865
		305,783

Communication services 3.50%
Bharti Airtel, Ltd.[1]	12,732,125	110,429
Bharti Airtel, Ltd., interim shares[1]	836,308	3,203
Universal Music Group NV	1,312,633	26,320
Sea, Ltd., Class A (ADR)[1]	357,779	23,921
Informa PLC[1]	3,630,108	23,367
Ubisoft Entertainment SA1	518,403	22,763
Singapore Telecommunications, Ltd.	5,800,500	10,563
Vivendi SE	907,392	9,220
SoftBank Group Corp.	224,200	8,650
Yandex NV, Class A1,3,4	313,000	—	[6]
		238,436

Utilities 2.24%
ENN Energy Holdings, Ltd.	9,285,300	152,530

50	American Funds Insurance Series

International Fund (continued)

Common stocks (continued)	Shares	Value (000)
Real estate 0.68%
ESR Group, Ltd.[1]	14,852,600	$40,128
Ayala Land, Inc.	13,552,800	6,285
		46,413

Total common stocks (cost: $5,416,609,000)		5,824,871

Preferred securities 0.78%
Health care 0.40%
Grifols, SA, Class B, nonvoting non-registered preferred shares[1]	2,274,930	26,892

Energy 0.23%
Petróleo Brasileiro SA (Petrobras), preferred nominative shares	2,980,131	15,905

Financials 0.14%
Itaú Unibanco Holding SA, preferred nominative shares	2,246,000	9,729

Information technology 0.01%
Canva, Inc., Series A, noncumulative preferred shares[1,3,4,5]	422	644
Canva, Inc., Series A-3, noncumulative preferred shares[1,3,4,5]	18	27
Canva, Inc., Series A-4, noncumulative preferred shares[1,3,4,5]	1	2
		673

Total preferred securities (cost: $70,947,000)		53,199

Rights & warrants 0.24%
Health care 0.24%
WuXi AppTec Co., Ltd., Class A, warrants, expire 2022[1,3,7]	1,075,200	16,702

Total rights & warrants (cost: $20,683,000)		16,702

Short-term securities 14.40%
Money market investments 13.41%
Capital Group Central Cash Fund 1.38%[8,9]	9,140,101	913,827

Money market investments purchased with collateral from securities on loan 0.99%
Capital Group Central Cash Fund 1.38%[8,9,10]	190,714	19,067
Goldman Sachs Financial Square Government Fund, Institutional Shares 1.39%[8,10]	10,067,468	10,067
BlackRock Liquidity Funds – FedFund, Institutional Shares 1.32%[8,10]	9,533,786	9,534
Invesco Short-Term Investments Trust – Government & Agency Portfolio, Institutional Class 1.38%[8,10]	9,533,786	9,534
Morgan Stanley Institutional Liquidity Funds – Government Portfolio, Institutional Class 1.38%[8,10]	9,533,786	9,534
State Street Institutional U.S. Government Money Market Fund, Institutional Class 1.40%[8,10]	9,533,786	9,534
		67,270

Total short-term securities (cost: $981,221,000)		981,097
Total investment securities 100.91% (cost: $6,489,460,000)		6,875,869
Other assets less liabilities (0.91)%		(62,255)

Net assets 100.00%		$6,813,614

American Funds Insurance Series	51

International Fund (continued)

Investments in affiliates9

	Value of affiliates at 1/1/2022 (000)	Additions (000)	Reductions (000)		Net realized gain (000)	Net unrealized depreciation (000)	Value of affiliates at 6/30/2022 (000)	Dividend income (000)
Short-term securities 13.69%
Money market investments 13.41%
Capital Group Central Cash Fund 1.38%[8]	$977,398	$1,096,883	$1,160,244		$20	$(230)	$913,827	$1,992
Money market investments purchased with collateral from securities on loan 0.28%
Capital Group Central Cash Fund 1.38%[8,10]	34,059		14,992	[11]			19,067	—	[12]
Total short-term securities							932,894
Total 13.69%					$20	$(230)	$932,894	$1,992

Private placement securities5

	Acquisition date(s)	Cost (000)	Value (000)	Percent of net assets
Canva, Inc.	8/26/2021-11/4/2021	$8,215	$7,357	.11%
Canva, Inc., Series A, noncumulative preferred shares	11/4/2021	719	644	.01
Canva, Inc., Series A-3, noncumulative preferred shares	11/4/2021	31	27	.00
Canva, Inc., Series A-4, noncumulative preferred shares	11/4/2021	2	2	.00
Total		$8,967	$8,030	.12%

[1]	Security did not produce income during the last 12 months.
[2]	All or a portion of this security was on loan. The total value of all such securities was $71,916,000, which represented 1.06% of the net assets of the fund. Refer to Note 5 for more information on securities lending.
[3]	Valued under fair value procedures adopted by authority of the board of trustees. The total value of all such securities was $24,732,000, which represented .36% of the net assets of the fund.
[4]	Value determined using significant unobservable inputs.
[5]	Acquired through a private placement transaction exempt from registration under the Securities Act of 1933. May be subject to legal or contractual restrictions on resale.
[6]	Amount less than one thousand.
[7]	Acquired in a transaction exempt from registration under Rule 144A of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $16,702,000, which represented .25% of the net assets of the fund.
[8]	Rate represents the seven-day yield at 6/30/2022.
[9]	Part of the same “group of investment companies” as the fund as defined under the Investment Company Act of 1940, as amended.
[10]	Security purchased with cash collateral from securities on loan. Refer to Note 5 for more information on securities lending.
[11]	Represents net activity. Refer to Note 5 for more information on securities lending.
[12]	Dividend income is included with securities lending income in the fund’s statement of operations and is not shown in this table.

Key to abbreviations

ADR = American Depositary Receipts
CAD = Canadian dollars
CDI = CREST Depository Interest
EUR = Euros
GBP = British pounds

Refer to the notes to financial statements.

52	American Funds Insurance Series

New World Fund
Investment portfolio June 30, 2022	unaudited

Common stocks 85.69%	Shares	Value (000)
Information technology 15.68%
Microsoft Corp.	398,934	$102,458
Taiwan Semiconductor Manufacturing Company, Ltd.	4,004,000	64,100
Broadcom, Inc.	52,546	25,527
Micron Technology, Inc.	453,986	25,096
ASML Holding NV	51,193	24,455
Wolfspeed, Inc.[1]	340,065	21,577
Adobe, Inc.[1]	51,971	19,024
Tata Consultancy Services, Ltd.	427,278	17,677
Apple, Inc.	129,278	17,675
Mastercard, Inc., Class A	48,408	15,272
Silergy Corp.	181,094	14,587
Visa, Inc., Class A	52,549	10,346
PagSeguro Digital, Ltd., Class A1	922,834	9,450
Samsung Electronics Co., Ltd.	207,833	9,124
NVIDIA Corp.	55,678	8,440
Keyence Corp.	24,600	8,409
EPAM Systems, Inc.[1]	26,998	7,958
TELUS International (Cda), Inc., subordinate voting shares[1]	294,869	7,392
Network International Holdings PLC[1]	2,797,596	6,430
Accenture PLC, Class A	21,156	5,874
Nokia Corp.	1,149,271	5,347
SAP SE	56,875	5,181
Tokyo Electron, Ltd.	15,500	5,061
Flat Glass Group Co., Ltd., Class H1,2	1,420,000	4,995
Edenred SA	102,606	4,835
Nice, Ltd. (ADR)[1]	24,926	4,797
Kingdee International Software Group Co., Ltd.[1]	1,904,000	4,465
MediaTek, Inc.	154,000	3,372
Halma PLC	107,927	2,639
Trimble, Inc.[1]	42,730	2,488
SK hynix, Inc.	34,099	2,390
ON Semiconductor Corp.[1]	46,661	2,347
Amadeus IT Group SA, Class A, non-registered shares[1]	39,769	2,215
Advanced Micro Devices, Inc.[1]	27,588	2,110
DLocal, Ltd., Class A1	78,185	2,052
Logitech International SA	38,622	2,018
Cognizant Technology Solutions Corp., Class A	27,762	1,874
Infosys, Ltd.	96,230	1,781
Applied Materials, Inc.	19,121	1,740
PayPal Holdings, Inc.[1]	24,259	1,694
StoneCo, Ltd., Class A1	208,228	1,603
FleetCor Technologies, Inc.[1]	7,609	1,599
KLA Corp.	4,986	1,591
Hexagon AB, Class B	105,226	1,093
Globant SA1	6,239	1,086
Hamamatsu Photonics KK	27,200	1,056
Euronet Worldwide, Inc.[1]	10,178	1,024
Hundsun Technologies, Inc., Class A	150,377	978
MKS Instruments, Inc.	8,486	871
Coforge, Ltd.	18,403	825
Autodesk, Inc.[1]	4,715	811
VeriSign, Inc.[1]	4,446	744
Infineon Technologies AG	26,555	643
Atlassian Corp. PLC, Class A1	3,424	642
Canva, Inc.[1,3,4,5]	385	588
Fabrinet, non-registered shares[1]	6,992	567
Intel Corp.	3,575	134
		500,127

American Funds Insurance Series	53

New World Fund (continued)

Common stocks (continued)	Shares	Value (000)
Financials 11.95%
Kotak Mahindra Bank, Ltd.	3,010,627	$63,325
AIA Group, Ltd.	3,976,200	43,097
Ping An Insurance (Group) Company of China, Ltd., Class H	4,121,344	28,021
HDFC Bank, Ltd.	1,260,295	21,512
B3 SA-Brasil, Bolsa, Balcao	10,216,738	21,396
Capitec Bank Holdings, Ltd.	170,562	20,781
Bajaj Finance, Ltd.	256,491	17,540
Industrial and Commercial Bank of China, Ltd., Class H	23,013,000	13,667
AU Small Finance Bank, Ltd.	1,514,002	11,344
Banco Bilbao Vizcaya Argentaria, SA	2,164,760	9,824
PB Fintech, Ltd.[1]	1,162,870	8,437
Nu Holdings, Ltd., Class A1	2,004,606	7,497
ICICI Bank, Ltd. (ADR)	300,062	5,323
ICICI Bank, Ltd.	240,154	2,151
Discovery, Ltd.[1]	921,680	7,257
China Merchants Bank Co., Ltd., Class H	1,045,500	6,995
S&P Global, Inc.	20,318	6,848
UniCredit SpA	682,154	6,480
XP, Inc., Class A1	341,304	6,130
Hong Kong Exchanges and Clearing, Ltd.	117,600	5,785
Bank Rakyat Indonesia (Persero) Tbk PT	20,501,900	5,711
Eurobank Ergasias Services and Holdings SA1	6,082,762	5,375
Moody’s Corp.	17,945	4,881
Postal Savings Bank of China Co., Ltd., Class H	6,062,000	4,813
Société Générale	207,077	4,533
East Money Information Co., Ltd., Class A	1,153,656	4,377
Lufax Holding, Ltd. (ADR)	687,300	4,124
Alpha Services and Holdings SA1	4,683,510	4,084
Aon PLC, Class A	10,856	2,928
Bank Mandiri (Persero) Tbk PT	5,279,900	2,809
Standard Bank Group, Ltd.	290,750	2,773
Canara Bank	1,185,969	2,722
Bajaj Finserv, Ltd.	18,250	2,526
Fairfax Financial Holdings, Ltd., subordinate voting shares	4,711	2,496
Bank Central Asia Tbk PT	5,066,200	2,466
DBS Group Holdings, Ltd.	111,373	2,379
HDFC Life Insurance Company, Ltd.	337,705	2,352
Futu Holdings, Ltd. (ADR)[1,2]	41,701	2,177
Banco Santander México, SA, Institución de Banca Múltiple, Grupo Financiero Santander México, Class B	1,385,817	1,414
China Construction Bank Corp., Class H	2,059,000	1,383
TISCO Financial Group PCL, foreign registered shares	343,800	862
Grupo Financiero Banorte, SAB de CV, Series O	85,744	478
TCS Group Holding PLC (GDR)[1,3,4]	78,482	—	[6]
Moscow Exchange MICEX-RTS PJSC[1,3,4]	438,203	—	[6]
Sberbank of Russia PJSC[1,3,4,7]	2,662,164	—	[6]
		381,073

Health care 11.67%
Thermo Fisher Scientific, Inc.	73,249	39,795
Eli Lilly and Company	99,900	32,391
Abbott Laboratories	232,881	25,302
Novo Nordisk A/S, Class B	209,543	23,241
WuXi Biologics (Cayman), Inc.[1]	2,445,600	22,378
AstraZeneca PLC	149,534	19,659
WuXi AppTec Co., Ltd., Class A	809,559	12,576
WuXi AppTec Co., Ltd., Class H	491,300	6,543
PerkinElmer, Inc.	124,925	17,767
Danaher Corp.	60,094	15,235
Jiangsu Hengrui Medicine Co., Ltd., Class A	2,512,188	13,919
Carl Zeiss Meditec AG, non-registered shares[2]	100,330	11,976
BeiGene, Ltd. (ADR)[1]	65,037	10,526

54	American Funds Insurance Series

New World Fund (continued)

Common stocks (continued)	Shares	Value (000)
Health care (continued)
BeiGene, Ltd., Class H1,2	49,700	$624
Laurus Labs, Ltd.	1,762,486	10,371
CanSino Biologics, Inc., Class H	996,718	10,206
Shionogi & Co., Ltd.	183,000	9,246
CSL, Ltd.	49,605	9,213
Pfizer, Inc.	174,518	9,150
Olympus Corp.	398,800	8,014
Hypera SA, ordinary nominative shares	1,020,998	7,421
Hapvida Participacoes e Investimentos SA1	6,522,586	6,817
Zoetis, Inc., Class A	33,143	5,697
Pharmaron Beijing Co., Ltd., Class A	340,250	4,839
Pharmaron Beijing Co., Ltd., Class H	26,850	269
Siemens Healthineers AG	82,699	4,202
Rede D’Or Sao Luiz SA	756,718	4,190
Hutchmed China, Ltd.[1,2]	808,232	1,992
Hutchmed China, Ltd. (ADR)[1]	150,024	1,896
Legend Biotech Corp. (ADR)[1]	65,903	3,625
Straumann Holding AG	29,438	3,535
Grifols, SA, Class A, non-registered shares[1]	155,398	2,937
Teva Pharmaceutical Industries, Ltd. (ADR)[1]	248,351	1,868
OdontoPrev SA, ordinary nominative shares	1,044,247	1,866
Align Technology, Inc.[1]	7,775	1,840
Mettler-Toledo International, Inc.[1]	1,508	1,732
Angelalign Technology, Inc.	85,000	1,703
Medtronic PLC	16,413	1,473
Asahi Intecc Co., Ltd.	91,800	1,386
Genus PLC	40,970	1,251
Innovent Biologics, Inc.[1]	220,000	978
Merck KGaA	5,502	928
Hangzhou Tigermed Consulting Co., Ltd., Class A	50,871	870
Zai Lab, Ltd. (ADR)[1]	16,060	557
Shandong Pharmaceutical Glass Co., Ltd., Class A	66,700	278
		372,282

Consumer discretionary 10.52%
LVMH Moët Hennessy-Louis Vuitton SE	60,448	36,849
MercadoLibre, Inc.[1]	35,216	22,428
General Motors Company[1]	699,053	22,202
Hermès International	17,033	19,046
Galaxy Entertainment Group, Ltd.	2,970,000	17,714
Li Ning Co., Ltd.	1,835,501	17,006
Evolution AB	179,821	16,350
EssilorLuxottica	85,613	12,821
Trip.com Group, Ltd. (ADR)[1]	409,020	11,228
XPeng, Inc., Class A1,2	663,978	10,696
Midea Group Co., Ltd., Class A	1,104,055	9,960
JD.com, Inc., Class A	240,530	7,749
Kering SA	14,088	7,236
YUM! Brands, Inc.	63,025	7,154
Huazhu Group, Ltd. (ADR)	181,055	6,898
Zhongsheng Group Holdings, Ltd.	885,500	6,246
Cie. Financière Richemont SA, Class A	58,126	6,189
Booking Holdings, Inc.[1]	3,215	5,623
Alibaba Group Holding, Ltd.[1]	382,972	5,461
Astra International Tbk PT	12,241,400	5,444
Americanas SA, ordinary nominative shares	2,105,517	5,403
NIKE, Inc., Class B	52,547	5,370
Jumbo SA	367,791	5,342
Tesla, Inc.[1]	7,065	4,758
Pop Mart International Group, Ltd.	980,400	4,735
Industria de Diseño Textil, SA	206,902	4,681
Marriott International, Inc., Class A	32,868	4,470

American Funds Insurance Series	55

New World Fund (continued)

Common stocks (continued)	Shares	Value (000)
Consumer discretionary (continued)
JD Health International, Inc.[1]	523,450	$4,106
Titan Co., Ltd.	158,667	3,900
IDP Education, Ltd.	218,530	3,593
China MeiDong Auto Holdings, Ltd.	950,000	2,990
Lear Corp.	23,098	2,908
Maruti Suzuki India, Ltd.	24,639	2,643
Samsonite International SA1	1,322,400	2,632
Airbnb, Inc., Class A1	27,875	2,483
InterContinental Hotels Group PLC	42,267	2,238
Aptiv PLC[1]	24,637	2,194
Prosus NV, Class N	31,819	2,083
Entain PLC[1]	118,320	1,793
Inchcape PLC	202,422	1,714
Shangri-La Asia, Ltd.[1]	2,024,000	1,641
Fast Retailing Co., Ltd.	2,700	1,414
Melco Resorts & Entertainment, Ltd. (ADR)[1]	237,753	1,367
FSN E-Commerce Ventures, Ltd.[1]	68,803	1,226
Naspers, Ltd., Class N	7,089	1,032
Gree Electric Appliances, Inc. of Zhuhai, Class A	150,246	757
Stellantis NV	61,093	754
adidas AG	4,196	742
Flutter Entertainment PLC[1]	6,950	703
Levi Strauss & Co., Class A	42,463	693
Jiumaojiu International Holdings, Ltd.[2]	239,000	635
Cyrela Brazil Realty SA, ordinary nominative shares	117,858	266
Ozon Holdings PLC (ADR)[1,3,4]	209,599	—	[6]
		335,566

Industrials 8.88%
Airbus SE, non-registered shares	375,800	36,409
IMCD NV	130,844	17,956
Shenzhen Inovance Technology Co., Ltd., Class A	1,466,674	14,432
General Electric Co.	215,458	13,718
DSV A/S	96,469	13,472
Safran SA	128,904	12,726
International Container Terminal Services, Inc.	3,767,720	12,608
Copa Holdings, SA, Class A1	189,059	11,981
Larsen & Toubro, Ltd.	594,628	11,733
Rumo SA	3,508,073	10,705
Zhejiang Sanhua Intelligent Controls Co., Ltd., Class A	2,393,424	9,825
Grab Holdings, Ltd., Class A1	3,233,079	8,180
Suzhou Maxwell Technologies Co., Ltd., Class A	98,600	7,230
Caterpillar, Inc.	39,829	7,120
CCR SA, ordinary nominative shares	2,717,276	6,506
TransDigm Group, Inc.[1]	10,219	5,484
Contemporary Amperex Technology Co., Ltd., Class A	67,047	5,348
Nidec Corp.	84,200	5,200
Thales SA	38,118	4,676
Carrier Global Corp.	120,077	4,282
InPost SA1,2	729,246	4,228
Daikin Industries, Ltd.	26,000	4,168
Wizz Air Holdings PLC[1]	191,404	4,087
Raytheon Technologies Corp.	42,230	4,059
ZTO Express (Cayman), Inc., Class A (ADR)	136,462	3,746
Centre Testing International Group Co., Ltd.	978,596	3,393
Boeing Company[1]	24,587	3,362
SMC Corp.	7,300	3,253
Spirax-Sarco Engineering PLC	25,418	3,056
Ryanair Holdings PLC (ADR)[1]	42,600	2,865
Interpump Group SpA	73,018	2,784
AirTAC International Group[1]	74,000	2,466
Hitachi, Ltd.	49,300	2,339

56	American Funds Insurance Series

New World Fund (continued)

Common stocks (continued)	Shares	Value (000)
Industrials (continued)
Bureau Veritas SA	87,556	$2,243
Epiroc AB, Class B	158,534	2,142
Mitsubishi Heavy Industries, Ltd.	58,500	2,046
Grupo Aeroportuario del Pacífico, SAB de CV, Class B	144,377	2,011
ABB, Ltd.	74,036	1,974
Bharat Electronics, Ltd.	627,525	1,860
Havells India, Ltd.	127,229	1,769
Siemens AG	15,401	1,567
Haitian International Holdings, Ltd.	509,000	1,301
Atlas Copco AB, Class B	136,812	1,144
Experian PLC	27,683	811
China Merchants Port Holdings Co., Ltd.	272,000	462
Hefei Meyer Optoelectronic Technology, Inc., Class A	126,100	408
		283,135

Materials 7.76%
Vale SA, ordinary nominative shares	1,749,384	25,592
Vale SA, ordinary nominative shares (ADR)	1,614,308	23,617
First Quantum Minerals, Ltd.	1,631,131	30,945
Freeport-McMoRan, Inc.	771,837	22,584
Asian Paints, Ltd.	583,858	19,926
Sika AG	64,792	14,931
Albemarle Corp.	70,823	14,801
Linde PLC	47,848	13,758
Pidilite Industries, Ltd.	429,669	11,371
Beijing Oriental Yuhong Waterproof Technology Co., Ltd., Class A	861,793	6,626
Sociedad Química y Minera de Chile SA, Class B (ADR)	62,332	5,207
Givaudan SA	1,416	4,979
LANXESS AG	137,274	4,917
Wacker Chemie AG	34,003	4,903
Barrick Gold Corp.	271,788	4,808
Shin-Etsu Chemical Co., Ltd.	41,300	4,657
Yunnan Energy New Material Co., Ltd., Class A	124,100	4,643
Shandong Sinocera Functional Material Co., Ltd., Class A	575,500	3,088
Fresnillo PLC	300,858	2,808
SKSHU Paint Co., Ltd., Class A1	141,065	2,727
Loma Negra Compania Industrial Argentina SA (ADR)	530,050	2,693
SIG Group AG	92,597	2,039
Amcor PLC (CDI)	151,073	1,881
Arkema SA	20,250	1,802
CCL Industries, Inc., Class B, nonvoting shares	37,100	1,754
Koninklijke DSM NV	12,188	1,751
Nutrien, Ltd.	16,357	1,303
OCI NV	37,480	1,236
Corteva, Inc.	19,843	1,074
Umicore SA	27,264	952
Glencore PLC	166,729	903
Celanese Corp.	7,208	848
Anglo American PLC	19,828	709
BASF SE	13,092	570
Impala Platinum Holdings, Ltd.	51,110	569
Navin Fluorine International, Ltd.	10,286	476
Polymetal International PLC	76,572	169
Alrosa PJSC[3,4]	1,123,215	—	[6]
		247,617

Consumer staples 6.83%
Kweichow Moutai Co., Ltd., Class A	197,607	60,366
ITC, Ltd.	4,202,675	14,555
Bunge, Ltd.	154,489	14,011
Constellation Brands, Inc., Class A	50,621	11,798
Nestlé SA	94,775	11,063

American Funds Insurance Series	57

New World Fund (continued)

Common stocks (continued)	Shares	Value (000)
Consumer staples (continued)
Anheuser-Busch InBev SA/NV	184,861	$9,950
British American Tobacco PLC	204,480	8,760
Japan Tobacco, Inc.[2]	420,300	7,267
Philip Morris International, Inc.	64,416	6,360
Carlsberg A/S, Class B	49,429	6,296
Wuliangye Yibin Co., Ltd., Class A	199,771	6,026
Pernod Ricard SA	32,594	5,988
Monster Beverage Corp.[1]	62,896	5,830
Varun Beverages, Ltd.	522,753	5,233
Raia Drogasil SA, ordinary nominative shares	1,406,218	5,159
Kimberly-Clark de México, SAB de CV, ordinary participation certificates, Class A2	3,747,683	5,075
Foshan Haitian Flavouring and Food Co., Ltd., Class A	314,996	4,252
Avenue Supermarts, Ltd.[1]	98,499	4,248
Dabur India, Ltd.	499,893	3,139
Inner Mongolia Yili Industrial Group Co., Ltd., Class A	502,900	2,926
Arca Continental, SAB de CV	404,001	2,662
L’Oréal SA, non-registered shares	6,365	2,196
Mondelez International, Inc.	32,465	2,016
Proya Cosmetics Co., Ltd., Class A	80,420	1,984
Danone SA	34,906	1,948
Monde Nissin Corp.[1]	8,193,900	1,937
United Spirits, Ltd.[1]	158,456	1,524
Reckitt Benckiser Group PLC	19,968	1,500
Unilever PLC (EUR denominated)	30,374	1,379
Uni-Charm Corp.	23,900	800
Heineken NV	5,989	546
Shiseido Company, Ltd.	11,200	450
Diageo PLC	9,646	415
X5 Retail Group NV (GDR)[3,4]	88,147	—	[6]
		217,659

Communication services 4.86%
Alphabet, Inc., Class C1	16,377	35,824
Alphabet, Inc., Class A1	3,933	8,571
Tencent Holdings, Ltd.	389,500	17,592
Meta Platforms, Inc., Class A1	101,985	16,445
América Móvil, SAB de CV, Series L (ADR)	709,818	14,501
Bharti Airtel, Ltd.[1]	1,599,162	13,870
Bharti Airtel, Ltd., interim shares[1]	80,154	307
Sea, Ltd., Class A (ADR)[1]	161,435	10,793
Vodafone Group PLC	5,163,100	7,961
NetEase, Inc.	176,100	3,234
NetEase, Inc. (ADR)	27,722	2,588
Activision Blizzard, Inc.	70,185	5,465
Netflix, Inc.[1]	28,356	4,959
Indus Towers, Ltd.	1,750,611	4,635
Telefónica, SA, non-registered shares[1]	411,518	2,097
MTN Group, Ltd.	250,294	2,031
JCDecaux SA1	116,458	1,956
Informa PLC[1]	261,509	1,683
SoftBank Group Corp.	13,700	529
Yandex NV, Class A1,3,4	378,730	—	[6]
		155,041

Energy 4.31%
Reliance Industries, Ltd.[1]	2,050,136	67,383
New Fortress Energy, Inc., Class A	360,837	14,278
BP PLC	2,081,862	9,840
Baker Hughes Co., Class A	267,116	7,712
Cheniere Energy, Inc.	56,794	7,555
Aker BP ASA[2]	92,604	3,217
Aker BP ASA (SDR)[3]	72,417	2,515

58	American Funds Insurance Series

New World Fund (continued)

Common stocks (continued)	Shares	Value (000)
Energy (continued)
Exxon Mobil Corp.	56,855	$4,869
Hess Corp.	43,633	4,622
TotalEnergies SE	83,475	4,406
Chevron Corp.	25,503	3,692
Shell PLC (GBP denominated)	134,028	3,482
INPEX Corp.[2]	195,000	2,113
TechnipFMC PLC[1]	180,463	1,215
Petróleo Brasileiro SA (Petrobras), ordinary nominative shares (ADR)	32,841	384
Orron Energy AB	36,490	25
Gazprom PJSC (ADR)[3,4]	472,929	—	[6]
Rosneft Oil Company PJSC (GDR)[3,4]	588,661	—	[6]
		137,308

Real estate 1.68%
Macrotech Developers, Ltd.[1]	833,489	11,282
American Tower Corp. REIT	41,814	10,687
ESR Group, Ltd.[1]	2,773,600	7,494
CK Asset Holdings, Ltd.	960,000	6,790
BR Malls Participacoes SA, ordinary nominative shares	3,938,172	5,659
Country Garden Services Holdings Co., Ltd.	666,000	2,966
China Overseas Land & Investment, Ltd.	915,500	2,894
Shimao Services Holdings, Ltd.[1]	5,605,187	2,700
CTP NV	198,078	2,283
China Vanke Co., Ltd., Class H	280,300	705
		53,460

Utilities 1.55%
ENN Energy Holdings, Ltd.	1,778,100	29,209
AES Corp.	460,707	9,680
Engie SA	448,515	5,154
Power Grid Corporation of India, Ltd.	1,119,742	3,005
Enel SpA	329,104	1,800
China Resources Gas Group, Ltd.	100,000	466
China Gas Holdings, Ltd.	67,400	104
		49,418

Total common stocks (cost: $2,290,258,000)		2,732,686

Preferred securities 0.94%
Consumer discretionary 0.29%
Getir BV, Series D, preferred shares[1,3,4,5]	7,768	4,996
Porsche Automobil Holding SE, nonvoting preferred shares	63,178	4,179
		9,175

Materials 0.24%
Gerdau SA, preferred nominative shares	1,782,592	7,613

Real estate 0.19%
QuintoAndar, Ltd., Series E, preferred shares[1,3,4,5]	32,657	4,925
QuintoAndar, Ltd., Series E-1, preferred shares[1,3,4,5]	8,400	1,267
		6,192

Industrials 0.08%
GOL Linhas Aéreas Inteligentes SA, preferred nominative shares[1]	1,385,809	2,402
GOL Linhas Aéreas Inteligentes SA, preferred nominative shares (ADR)[1,2]	65,296	222
		2,624

Health care 0.07%
Grifols, SA, Class B, nonvoting non-registered preferred shares[1]	179,075	2,117

American Funds Insurance Series	59

New World Fund (continued)

Preferred securities (continued)	Shares		Value (000)
Financials 0.04%
Itaú Unibanco Holding SA, preferred nominative (ADR)		151,962	$650
Itaú Unibanco Holding SA, preferred nominative shares		113,600	492
			1,142

Energy 0.03%
Petróleo Brasileiro SA (Petrobras), preferred nominative shares		168,756	901

Information technology 0.00%
Canva, Inc., Series A, noncumulative preferred shares[1,3,4,5]		34	52
Canva, Inc., Series A-3, noncumulative preferred shares[1,3,4,5]		1	1
			53

Total preferred securities (cost: $29,021,000)			29,817

Rights & warrants 0.02%
Materials 0.02%
Shandong Sinocera Functional Material Co., Ltd., Class A, warrants, expire 2022[1,3,7]		124,600	668

Consumer discretionary 0.00%
Compagnie Financière Richemont SA, Class A, warrants, expire 2023[1]		105,741	58

Total rights & warrants (cost: $837,000)			726

Bonds, notes & other debt instruments 3.25%	Principal amount (000)
Bonds & notes of governments & government agencies outside the U.S. 2.72%
Abu Dhabi (Emirate of) 2.50% 2029[7]	USD	1,000	920
Abu Dhabi (Emirate of) 1.70% 2031[7]		885	745
Angola (Republic of) 8.25% 2028		500	417
Angola (Republic of) 8.00% 2029[7]		1,800	1,430
Angola (Republic of) 8.75% 2032[7]		480	385
Argentine Republic 1.00% 2029		100	23
Argentine Republic 0.50% 2030 (0.75% on 7/9/2023)[8]		5,341	1,267
Argentine Republic 1.125% 2035 (1.50% on 7/9/2022)[8]		4,190	908
Argentine Republic 2.00% 2038 (3.875% on 7/9/2022)[8]		1,318	377
Argentine Republic 2.50% 2041 (3.50% on 7/9/2022)[8]		10,200	2,751
Armenia (Republic of) 7.15% 2025		290	287
Bahrain (Kingdom of) 6.75% 2029[7]		500	480
Belarus (Republic of) 6.875% 2023		915	174
Belarus (Republic of) 5.875% 2026		230	38
Belarus (Republic of) 7.625% 2027		335	55
Brazil (Federative Republic of) 6.00% 2027[9]	BRL	21,131	4,107
Brazil (Federative Republic of) 10.00% 2027		19,869	3,450
Chile (Republic of) 3.10% 2041	USD	375	286
Chile (Republic of) 4.34% 2042		645	575
China (People’s Republic of), Series INBK, 2.89% 2031	CNY	36,200	5,417
China (People’s Republic of), Series INBK, 3.72% 2051		34,650	5,526
Colombia (Republic of) 4.50% 2026	USD	280	263
Colombia (Republic of) 3.00% 2030		213	162
Colombia (Republic of) 3.25% 2032		700	508
Colombia (Republic of) 7.375% 2037		1,090	1,011
Colombia (Republic of) 5.625% 2044		320	231
Colombia (Republic of) 5.00% 2045		348	234
Colombia (Republic of) 5.20% 2049		555	378
Colombia (Republic of) 4.125% 2051		350	211
Cote d’Ivoire (Republic of) 4.875% 2032	EUR	150	114
Dominican Republic 6.875% 2026	USD	370	378

60	American Funds Insurance Series

New World Fund (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Bonds & notes of governments & government agencies outside the U.S. (continued)
Dominican Republic 8.625% 2027[7]	USD	575	$599
Dominican Republic 5.50% 2029[7]		275	240
Dominican Republic 11.375% 2029	DOP	12,800	234
Dominican Republic 6.00% 2033[7]	USD	150	125
Dominican Republic 7.45% 2044		1,400	1,200
Dominican Republic 7.45% 2044[7]		1,125	964
Dominican Republic 6.85% 2045		320	254
Dominican Republic 5.875% 2060[7]		280	192
Egypt (Arab Republic of) 5.75% 2024[7]		450	403
Egypt (Arab Republic of) 5.625% 2030	EUR	260	170
Egypt (Arab Republic of) 5.875% 2031[7]	USD	365	228
Egypt (Arab Republic of) 6.375% 2031	EUR	350	232
Egypt (Arab Republic of) 7.625% 2032[7]	USD	1,140	750
Egypt (Arab Republic of) 7.625% 2032		275	181
Egypt (Arab Republic of) 8.50% 2047		1,200	715
Egypt (Arab Republic of) 8.875% 2050		850	519
Egypt (Arab Republic of) 8.75% 2051		755	457
Egypt (Arab Republic of) 8.15% 2059[7]		500	291
Ethiopia (Federal Democratic Republic of) 6.625% 2024		1,830	1,047
Export-Import Bank of India 3.25% 2030		1,180	1,028
Gabonese Republic 6.95% 2025		540	475
Gabonese Republic 7.00% 2031		520	381
Ghana (Republic of) 6.375% 2027		485	279
Ghana (Republic of) 7.875% 2027		200	117
Ghana (Republic of) 7.625% 2029		460	227
Ghana (Republic of) 7.75% 2029[7]		1,125	565
Ghana (Republic of) 8.125% 2032		2,130	1,037
Honduras (Republic of) 6.25% 2027		1,365	1,074
Honduras (Republic of) 5.625% 2030		678	460
Honduras (Republic of) 5.625% 2030[7]		281	191
Indonesia (Republic of) 6.625% 2037		500	550
Indonesia (Republic of) 5.25% 2042		840	824
Iraq (Republic of) 6.752% 2023		960	940
Jordan (Hashemite Kingdom of) 5.75% 2027[7]		800	705
Kazakhstan (Republic of) 6.50% 2045[7]		800	806
Kenya (Republic of) 7.25% 2028		200	145
Kenya (Republic of) 8.25% 2048[7]		1,800	1,112
Mozambique (Republic of) 5.00% 2031 (9.00% on 9/15/2023)[8]		880	640
Oman (Sultanate of) 4.875% 2025[7]		565	554
Oman (Sultanate of) 5.375% 2027		750	731
Oman (Sultanate of) 6.25% 2031[7]		890	862
Pakistan (Islamic Republic of) 5.625% 2022		850	799
Pakistan (Islamic Republic of) 8.25% 2025[7]		410	296
Pakistan (Islamic Republic of) 6.00% 2026[7]		380	258
Pakistan (Islamic Republic of) 6.875% 2027[7]		1,050	716
Pakistan (Islamic Republic of) 7.875% 2036		200	121
Panama (Republic of) 3.75% 2026[7]		1,180	1,148
Panama (Republic of) 4.50% 2047		1,155	951
Panama (Republic of) 4.50% 2050		400	326
Panama (Republic of) 4.30% 2053		400	315
Panama (Republic of) 4.50% 2063		200	154
Paraguay (Republic of) 4.70% 2027[7]		400	385
Paraguay (Republic of) 4.95% 2031		320	297
Peru (Republic of) 3.00% 2034		425	350
Peru (Republic of) 6.55% 2037		1,070	1,163
Peru (Republic of) 3.55% 2051		370	277
Peru (Republic of) 2.78% 2060		365	227
PETRONAS Capital, Ltd. 4.55% 2050[7]		400	383
Philippines (Republic of) 1.648% 2031		580	467
Philippines (Republic of) 6.375% 2034		820	923
Philippines (Republic of) 3.95% 2040		900	785

American Funds Insurance Series	61

New World Fund (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Bonds & notes of governments & government agencies outside the U.S. (continued)
Philippines (Republic of) 3.70% 2041	USD	505	$421
Philippines (Republic of) 2.95% 2045		790	569
PT Indonesia Asahan Aluminium Tbk 6.757% 2048		200	181
Qatar (State of) 4.50% 2028[7]		2,000	2,075
Qatar (State of) 4.50% 2028		600	622
Romania 2.00% 2032	EUR	1,375	987
Romania 2.00% 2033		300	205
Romania 5.125% 2048[7]	USD	500	390
Russian Federation 4.25% 2027[10]		1,000	275
Russian Federation 4.375% 2029[7]		800	188
Russian Federation 5.10% 2035		1,600	381
Russian Federation 5.25% 2047[3,10]		1,200	342
Senegal (Republic of) 4.75% 2028	EUR	950	811
South Africa (Republic of) 5.875% 2030	USD	1,500	1,357
South Africa (Republic of) 5.875% 2032		400	342
Sri Lanka (Democratic Socialist Republic of) 6.125% 2025[10]		450	150
Sri Lanka (Democratic Socialist Republic of) 6.85% 2025[10]		1,904	628
Sri Lanka (Democratic Socialist Republic of) 6.825% 2026		1,270	441
Sri Lanka (Democratic Socialist Republic of) 7.55% 2030		471	153
Tunisia (Republic of) 6.75% 2023	EUR	465	340
Tunisia (Republic of) 6.75% 2023		310	226
Tunisia (Republic of) 5.625% 2024		710	438
Tunisia (Republic of) 5.75% 2025	USD	875	489
Turkey (Republic of) 6.375% 2025		200	178
Turkey (Republic of) 7.625% 2029		200	169
Turkey (Republic of) 11.875% 2030		800	845
Turkey (Republic of) 5.875% 2031		1,170	842
Turkey (Republic of) 4.875% 2043		400	238
Turkey (Republic of) 5.75% 2047		2,205	1,363
Ukraine 8.994% 2024		600	159
Ukraine 7.75% 2027		2,328	607
Ukraine 9.75% 2028		900	228
Ukraine 7.375% 2032		2,180	546
United Mexican States 4.50% 2029		300	292
United Mexican States 4.75% 2032		870	836
United Mexican States 4.75% 2044		1,090	910
United Mexican States 3.75% 2071		200	128
United Mexican States, Series M, 7.50% 2027	MXN	20,360	947
Venezuela (Bolivarian Republic of) 7.00% 2018[10]	USD	64	5
Venezuela (Bolivarian Republic of) 7.75% 2019[10]		1,149	89
Venezuela (Bolivarian Republic of) 6.00% 2020[10]		950	74
Venezuela (Bolivarian Republic of) 12.75% 2022[10]		85	7
Venezuela (Bolivarian Republic of) 9.00% 2023[10]		1,383	118
Venezuela (Bolivarian Republic of) 8.25% 2024[10]		299	25
Venezuela (Bolivarian Republic of) 7.65% 2025[10]		129	11
Venezuela (Bolivarian Republic of) 11.75% 2026[10]		64	6
Venezuela (Bolivarian Republic of) 9.25% 2027[10]		170	15
Venezuela (Bolivarian Republic of) 9.25% 2028[10]		319	28
Venezuela (Bolivarian Republic of) 11.95% 2031[10]		106	9
Venezuela (Bolivarian Republic of) 7.00% 2038[10]		107	9
			86,648

Corporate bonds, notes & loans 0.45%
Energy 0.15%
Oleoducto Central SA 4.00% 2027[7]		255	213
Petrobras Global Finance Co. 6.85% 2115		314	259
Petróleos Mexicanos 6.875% 2026		1,025	926
Petróleos Mexicanos 6.49% 2027		2,020	1,754
Petróleos Mexicanos 8.75% 2029[7]		755	685

62	American Funds Insurance Series

New World Fund (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Corporate bonds, notes & loans (continued)
Energy (continued)
Petróleos Mexicanos 6.70% 2032	USD	622	$475
Petrorio Luxembourg SARL 6.125% 2026		200	184
Sinopec Group Overseas Development (2018), Ltd. 3.10% 2051[7]		630	450
			4,946

Financials 0.10%
Bangkok Bank PCL 3.733% 2034 (5-year UST Yield Curve Rate T Note Constant Maturity + 1.90% on 9/25/2029)[8]		1,140	1,000
China Construction Bank Corp. 2.85% 2032 (5-year UST Yield Curve Rate T Note Constant Maturity + 1.40% on 1/21/2027)[8]		830	777
HDFC Bank, Ltd. 3.70% junior subordinated perpetual bonds (5-Year UST Yield Curve Rate T Note Constant Maturity + 2.925% on 2/25/2027)[7,8]		600	499
Power Financial Corp., Ltd. 6.15% 2028		432	450
Power Financial Corp., Ltd. 4.50% 2029		273	255
Power Financial Corp., Ltd. 3.35% 2031		310	258
			3,239

Materials 0.06%
Braskem Idesa SAPI 7.45% 2029		775	666
Braskem Idesa SAPI 7.45% 2029[7]		300	258
CSN Resources SA 7.625% 2026		224	227
GC Treasury Center Co., Ltd. 4.40% 2032[7]		230	212
Sasol Financing USA, LLC 5.875% 2024		500	490
			1,853

Consumer discretionary 0.05%
Alibaba Group Holding, Ltd. 4.20% 2047		600	498
Alibaba Group Holding, Ltd. 3.15% 2051		410	281
Meituan Dianping 3.05% 2030[7]		800	596
Sands China, Ltd. 4.375% 2030		220	161
			1,536

Communication services 0.04%
Axiata SPV5 Labuan, Ltd. 3.064% 2050		357	257
PLDT, Inc. 2.50% 2031		210	176
Tencent Holdings, Ltd. 3.975% 2029		400	379
Tencent Holdings, Ltd. 3.24% 2050[7]		580	401
			1,213

Utilities 0.03%
AES Panama Generation Holdings SRL 4.375% 2030[7]		280	240
Empresas Publicas de Medellin ESP 4.25% 2029[7]		412	322
Empresas Publicas de Medellin ESP 4.375% 2031[7]		360	276
			838

Industrials 0.01%
Mexico City Airport Trust 4.25% 2026		475	438

Consumer staples 0.01%
Marfrig Global Foods SA 3.95% 2031		320	246

Total corporate bonds, notes & loans			14,309

U.S. Treasury bonds & notes 0.08%
U.S. Treasury 0.08%
U.S. Treasury (3-month U.S. Treasury Bill Yield - 0.015%) 1.662% 2024[11,12]		2,730	2,731

Total bonds, notes & other debt instruments (cost: $137,365,000)			103,688

American Funds Insurance Series	63

New World Fund (continued)

Short-term securities 10.15%	Shares	Value (000)
Money market investments 9.91%
Capital Group Central Cash Fund 1.38%[13,14]	3,161,065	$316,043

Money market investments purchased with collateral from securities on loan 0.24%
Capital Group Central Cash Fund 1.38%[13,14,15]	21,446	2,145
Goldman Sachs Financial Square Government Fund, Institutional Shares 1.39%[13,15]	1,132,122	1,132
BlackRock Liquidity Funds – FedFund, Institutional Shares 1.32%[13,15]	1,072,108	1,072
Invesco Short-Term Investments Trust – Government & Agency Portfolio, Institutional Class 1.38%[13,15]	1,072,108	1,072
Morgan Stanley Institutional Liquidity Funds – Government Portfolio, Institutional Class 1.38%[13,15]	1,072,108	1,072
State Street Institutional U.S. Government Money Market Fund, Institutional Class 1.40%[13,15]	1,072,108	1,072
		7,565

Total short-term securities (cost: $323,653,000)		323,608
Total investment securities 100.05% (cost: $2,781,134,000)		3,190,525
Other assets less liabilities (0.05)%		(1,526)

Net assets 100.00%		$3,188,999

Futures contracts

Contracts	Type	Number of contracts	Expiration	Notional amount (000)	Value and unrealized appreciation (depreciation) at 6/30/2022 (000)
5 Year U.S. Treasury Note Futures	Short	111	September 2022	USD(12,460)	$97
10 Year Euro-Bund Futures	Short	11	September 2022	(1,715)	(12)
10 Year U.S. Treasury Note Futures	Short	4	September 2022	(474)	(3)
10 Year Ultra U.S. Treasury Note Futures	Short	33	September 2022	(4,203)	63
30 Year Ultra U.S. Treasury Bond Futures	Long	44	September 2022	6,791	(103)
					$42

Forward currency contracts

Contract amount				Unrealized appreciation (depreciation)
Currency purchased (000)	Currency sold (000)	Counterparty	Settlement date	at 6/30/2022 (000)
USD 1,797	EUR 1,680	Standard Chartered Bank	7/11/2022	$35
USD 1,111	EUR 1,054	UBS AG	7/27/2022	5
USD 429	EUR 410	Citibank	7/27/2022	(1)
				$39

64	American Funds Insurance Series

New World Fund (continued)

Investments in affiliates14

	Value of affiliates at 1/1/2022 (000)	Additions (000)	Reductions (000)		Net realized loss (000)	Net unrealized depreciation (000)	Value of affiliates at 6/30/2022 (000)	Dividend income (000)
Short-term securities 9.98%
Money market investments 9.91%
Capital Group Central Cash Fund 1.38%[13]	$216,764	$518,042	$418,693		$(9)	$(61)	$316,043	$640
Money market investments purchased with collateral from securities on loan 0.07%
Capital Group Central Cash Fund 1.38%[13,15]	4,255		2,110	[16]			2,145	—	[17]
Total short-term securities							318,188
Total 9.98%					$(9)	$(61)	$318,188	$640

Private placement securities5

	Acquisition date(s)	Cost (000)	Value (000)	Percent of net assets
QuintoAndar, Ltd., Series E, preferred shares	5/26/2021	$5,258	$4,925	.15%
QuintoAndar, Ltd., Series E-1, preferred shares	12/20/2021	1,716	1,267	.04
Getir BV, Series D, preferred shares	5/27/2021	3,500	4,996	.16
Canva, Inc.	8/26/2021-11/4/2021	656	588	.02
Canva, Inc., Series A, noncumulative preferred shares	11/4/2021	58	52	.00
Canva, Inc., Series A-3, noncumulative preferred shares	11/4/2021	2	1	.00
Total		$11,190	$11,829	.37%

[1]	Security did not produce income during the last 12 months.
[2]	All or a portion of this security was on loan. The total value of all such securities was $14,516,000, which represented .46% of the net assets of the fund. Refer to Note 5 for more information on securities lending.
[3]	Valued under fair value procedures adopted by authority of the board of trustees. The total value of all such securities was $15,354,000, which represented .48% of the net assets of the fund.
[4]	Value determined using significant unobservable inputs.
[5]	Acquired through a private placement transaction exempt from registration under the Securities Act of 1933. May be subject to legal or contractual restrictions on resale.
[6]	Amount less than one thousand.
[7]	Acquired in a transaction exempt from registration under Rule 144A of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $23,206,000, which represented .73% of the net assets of the fund.
[8]	Step bond; coupon rate may change at a later date.
[9]	Index-linked bond whose principal amount moves with a government price index.
[10]	Scheduled interest and/or principal payment was not received.
[11]	All or a portion of this security was pledged as collateral. The total value of pledged collateral was $56,000, which represented less than .01% of the net assets of the fund.
[12]	Coupon rate may change periodically. Reference rate and spread are as of the most recent information available. Some coupon rates are determined by the issuer or agent based on current market conditions; therefore, the reference rate and spread are not available.
[13]	Rate represents the seven-day yield at 6/30/2022.
[14]	Part of the same “group of investment companies” as the fund as defined under the Investment Company Act of 1940, as amended.
[15]	Security purchased with cash collateral from securities on loan. Refer to Note 5 for more information on securities lending.
[16]	Represents net activity. Refer to Note 5 for more information on securities lending.
[17]	Dividend income is included with securities lending income in the fund’s statement of operations and is not shown in this table.

American Funds Insurance Series	65

New World Fund (continued)

Key to abbreviations

ADR = American Depositary Receipts
BRL = Brazilian reais
CDI = CREST Depository Interest
CNY = Chinese yuan
DOP = Dominican pesos
EUR = Euros
GBP = British pounds
GDR = Global Depositary Receipts
MXN = Mexican pesos
REIT = Real Estate Investment Trust
SDR = Swedish Depositary Receipts
USD = U.S. dollars

Refer to the notes to financial statements.

66	American Funds Insurance Series

Washington Mutual Investors Fund

Investment portfolio June 30, 2022	unaudited

Common stocks 95.01%	Shares	Value (000)
Health care 21.46%
UnitedHealth Group, Inc.	796,858	$409,290
Pfizer, Inc.	4,842,021	253,867
CVS Health Corp.	2,048,877	189,849
Johnson & Johnson	1,035,170	183,753
Eli Lilly and Company	384,935	124,808
AbbVie, Inc.	733,883	112,402
Humana, Inc.	215,320	100,785
AstraZeneca PLC (ADR)	1,430,241	94,496
Elevance Health, Inc.	156,459	75,504
Abbott Laboratories	661,606	71,884
Cigna Corp.	246,335	64,914
Gilead Sciences, Inc.	1,033,081	63,855
Danaher Corp.	202,837	51,423
Bristol-Myers Squibb Company	534,888	41,187
GSK PLC (ADR)[1]	620,748	27,021
Thermo Fisher Scientific, Inc.	39,089	21,236
Zimmer Biomet Holdings, Inc.	179,120	18,818
Regeneron Pharmaceuticals, Inc.[2]	26,592	15,719
Novo Nordisk A/S, Class B (ADR)	136,927	15,258
Roche Holding AG (ADR)	332,061	13,850
Molina Healthcare, Inc.[2]	38,989	10,902
Zoetis, Inc., Class A	50,277	8,642
Edwards Lifesciences Corp.[2]	85,300	8,111
Baxter International, Inc.	114,187	7,334
ResMed, Inc.	27,020	5,664
Novartis AG (ADR)	54,811	4,633
		1,995,205

Information technology 17.49%
Broadcom, Inc.	995,400	483,575
Microsoft Corp.	1,863,466	478,594
Intel Corp.	3,020,637	113,002
Apple, Inc.	790,361	108,058
ASML Holding NV (New York registered) (ADR)	136,017	64,728
Fidelity National Information Services, Inc.	695,919	63,795
Visa, Inc., Class A	260,973	51,383
Automatic Data Processing, Inc.	141,598	29,741
KLA Corp.	92,945	29,657
Mastercard, Inc., Class A	92,154	29,073
Paychex, Inc.	227,131	25,863
Applied Materials, Inc.	266,611	24,256
SAP SE (ADR)	253,285	22,978
NetApp, Inc.	291,087	18,991
TE Connectivity, Ltd.	165,716	18,751
Motorola Solutions, Inc.	89,048	18,664
Texas Instruments, Inc.	108,222	16,628
QUALCOMM, Inc.	85,889	10,972
Analog Devices, Inc.	51,759	7,562
EPAM Systems, Inc.[2]	20,114	5,929
Micron Technology, Inc.	81,603	4,511
		1,626,711

Financials 15.09%
Marsh & McLennan Companies, Inc.	1,348,096	209,292
CME Group, Inc., Class A	938,805	192,173
BlackRock, Inc.	172,499	105,059
Chubb, Ltd.	482,363	94,823
JPMorgan Chase & Co.	800,597	90,155
PNC Financial Services Group, Inc.	424,034	66,900
Discover Financial Services	653,082	61,769
Wells Fargo & Company	1,358,294	53,204
Citizens Financial Group, Inc.	1,383,929	49,392

American Funds Insurance Series	67

Washington Mutual Investors Fund (continued)

Common stocks (continued)	Shares	Value (000)
Financials (continued)
Capital One Financial Corp.	465,273	$48,477
Bank of America Corp.	1,398,611	43,539
S&P Global, Inc.	123,927	41,771
Intercontinental Exchange, Inc.	437,688	41,160
Toronto-Dominion Bank	613,252	40,217
M&T Bank Corp.	179,930	28,679
Travelers Companies, Inc.	149,753	25,328
Nasdaq, Inc.	156,107	23,813
Bank of Nova Scotia[1]	382,643	22,656
Apollo Asset Management, Inc.	451,240	21,876
KeyCorp	1,248,831	21,517
Aon PLC, Class A	76,913	20,742
KKR & Co., Inc.	343,773	15,913
Carlyle Group, Inc.	489,328	15,492
Truist Financial Corp.	325,043	15,417
Morgan Stanley	189,430	14,408
Fifth Third Bancorp	405,156	13,613
Moody’s Corp.	34,233	9,310
Everest Re Group, Ltd.	23,395	6,557
Arthur J. Gallagher & Co.	23,039	3,756
Charles Schwab Corp.	38,738	2,448
Progressive Corp.	14,654	1,704
Blackstone, Inc., nonvoting shares	18,477	1,686
		1,402,846

Industrials 10.08%
Northrop Grumman Corp.	329,943	157,901
Lockheed Martin Corp.	273,396	117,549
L3Harris Technologies, Inc.	378,970	91,597
CSX Corp.	2,723,188	79,136
Raytheon Technologies Corp.	809,696	77,820
Caterpillar, Inc.	407,624	72,867
United Parcel Service, Inc., Class B	382,633	69,846
Norfolk Southern Corp.	272,217	61,872
Honeywell International, Inc.	309,349	53,768
Waste Connections, Inc.	213,382	26,451
ABB, Ltd. (ADR)	769,666	20,573
Boeing Company[2]	107,073	14,639
Huntington Ingalls Industries, Inc.	47,307	10,304
Republic Services, Inc.	78,273	10,244
BAE Systems PLC (ADR)	223,315	9,067
PACCAR, Inc.	108,835	8,961
HEICO Corp.	59,743	7,833
Johnson Controls International PLC	161,819	7,748
Rockwell Automation	37,903	7,554
Union Pacific Corp.	35,399	7,550
Air Lease Corp., Class A	168,866	5,645
Cummins, Inc.	28,357	5,488
RELX PLC (ADR)	186,041	5,012
Equifax, Inc.	20,700	3,784
Carrier Global Corp.	75,148	2,680
Waste Management, Inc.	11,150	1,706
		937,595

Communication services 6.25%
Comcast Corp., Class A	7,060,959	277,072
Alphabet, Inc., Class C2	41,812	91,462
Alphabet, Inc., Class A2	22,411	48,839
Verizon Communications, Inc.	1,439,159	73,037
Meta Platforms, Inc., Class A2	203,431	32,803
Activision Blizzard, Inc.	398,372	31,017

68	American Funds Insurance Series

Washington Mutual Investors Fund (continued)

Common stocks (continued)	Shares	Value (000)
Communication services (continued)
AT&T, Inc.	1,021,586	$21,413
Electronic Arts, Inc.	36,898	4,489
Deutsche Telekom AG (ADR)	46,580	928
		581,060

Energy 6.13%
Chevron Corp.	784,607	113,595
Pioneer Natural Resources Company	441,802	98,557
Baker Hughes Co., Class A	3,185,578	91,968
EOG Resources, Inc.	644,611	71,191
ConocoPhillips	655,015	58,827
Exxon Mobil Corp.	480,043	41,111
TC Energy Corp.	687,906	35,641
Canadian Natural Resources, Ltd.	428,638	23,009
Coterra Energy, Inc.	659,802	17,016
Valero Energy Corp.	96,484	10,254
Enbridge, Inc.	218,229	9,222
		570,391

Consumer discretionary 6.03%
Home Depot, Inc.	583,060	159,916
YUM! Brands, Inc.	557,887	63,326
General Motors Company[2]	1,817,415	57,721
Darden Restaurants, Inc.	491,537	55,603
VF Corp.	913,081	40,331
Dollar General Corp.	105,032	25,779
Wynn Resorts, Ltd.[2]	446,262	25,428
TJX Companies, Inc.	438,382	24,484
Target Corp.	165,824	23,419
Starbucks Corp.	274,185	20,945
Amazon.com, Inc.[2]	123,804	13,149
Chipotle Mexican Grill, Inc.[2]	9,251	12,093
D.R. Horton, Inc.	146,593	9,703
Royal Caribbean Cruises, Ltd.[2]	242,395	8,462
NIKE, Inc., Class B	69,525	7,105
McDonald’s Corp.	21,948	5,419
Polaris, Inc.	52,835	5,245
Domino’s Pizza, Inc.	6,418	2,501
		560,629

Consumer staples 5.51%
Archer Daniels Midland Company	1,393,507	108,136
Nestlé SA (ADR)	576,464	67,095
Keurig Dr Pepper, Inc.	1,644,363	58,194
Kraft Heinz Company	1,101,959	42,029
Procter & Gamble Company	270,452	38,888
Reckitt Benckiser Group PLC (ADR)[1]	2,220,407	33,817
Hormel Foods Corp.	601,233	28,474
General Mills, Inc.	351,211	26,499
Costco Wholesale Corp.	42,867	20,545
Mondelez International, Inc.	308,720	19,168
Conagra Brands, Inc.	424,766	14,544
Church & Dwight Co., Inc.	154,431	14,310
Unilever PLC (ADR)	283,070	12,973
Walgreens Boots Alliance, Inc.	316,943	12,012
Kimberly-Clark Corp.	59,250	8,008
Danone (ADR)	694,054	7,732
		512,424

American Funds Insurance Series	69

Washington Mutual Investors Fund (continued)

Common stocks (continued)	Shares	Value (000)
Utilities 3.01%
Sempra Energy	382,340	$57,454
Constellation Energy Corp.	851,722	48,770
Entergy Corp.	357,514	40,270
Exelon Corp.	656,854	29,769
Evergy, Inc.	394,084	25,714
CMS Energy Corp.	357,860	24,156
Public Service Enterprise Group, Inc.	235,300	14,890
NextEra Energy, Inc.	147,221	11,404
Edison International	159,615	10,094
Dominion Energy, Inc.	124,211	9,913
Xcel Energy, Inc.	110,238	7,800
		280,234

Materials 2.66%
Dow, Inc.	826,397	42,650
Rio Tinto PLC (ADR)[1]	662,958	40,440
Linde PLC	132,451	38,084
LyondellBasell Industries NV	390,543	34,157
Corteva, Inc.	428,754	23,213
Nucor Corp.	172,143	17,973
Air Products and Chemicals, Inc.	66,153	15,909
Huntsman Corp.	442,172	12,536
Sherwin-Williams Company	36,847	8,250
Albemarle Corp.	34,177	7,142
Celanese Corp.	35,401	4,164
H.B. Fuller Co.	38,637	2,326
		246,844

Real estate 1.30%
Regency Centers Corp. REIT	716,891	42,519
Digital Realty Trust, Inc. REIT	309,518	40,185
Extra Space Storage, Inc. REIT	85,573	14,558
American Tower Corp. REIT	47,490	12,138
Boston Properties, Inc. REIT	66,803	5,944
Alexandria Real Estate Equities, Inc. REIT	38,009	5,512
		120,856

Total common stocks (cost: $7,598,704,000)		8,834,795

Convertible stocks 0.67%
Information technology 0.34%
Broadcom, Inc., Series A, cumulative convertible preferred shares, 8.00% 2022	21,152	31,794

Health care 0.21%
Becton, Dickinson and Company, Series B, convertible preferred shares, 6.00% 2023[1]	197,800	9,783
Danaher Corp., Series B, cumulative convertible preferred shares, 5.00% 2023[1]	6,821	9,026
		18,809

Utilities 0.07%
NextEra Energy, Inc., convertible preferred units, 5.279% 2023	73,300	3,639
American Electric Power Company, Inc., convertible preferred units, 6.125% 2023	56,400	3,046
		6,685

Financials 0.05%
KKR & Co., Inc., Series C, convertible preferred shares, 6.00% 2023	79,100	4,625

Total convertible stocks (cost: $64,933,000)		61,913

70	American Funds Insurance Series

Washington Mutual Investors Fund (continued)

Short-term securities 4.75%	Shares	Value (000)
Money market investments 4.21%
Capital Group Central Cash Fund 1.38%[3,4]	3,914,264	$391,348

Money market investments purchased with collateral from securities on loan 0.54%
Capital Group Central Cash Fund 1.38%[3,4,5]	141,925	14,189
Goldman Sachs Financial Square Government Fund, Institutional Shares 1.39%[3,5]	7,491,971	7,492
BlackRock Liquidity Funds – FedFund, Institutional Shares 1.32%[3,5]	7,094,818	7,095
Invesco Short-Term Investments Trust – Government & Agency Portfolio, Institutional Class 1.38%[3,5]	7,094,818	7,095
Morgan Stanley Institutional Liquidity Funds – Government Portfolio, Institutional Class 1.38%[3,5]	7,094,818	7,095
State Street Institutional U.S. Government Money Market Fund, Institutional Class 1.40%[3,5]	7,094,818	7,095
		50,061

Total short-term securities (cost: $441,464,000)		441,409
Total investment securities 100.43% (cost: $8,105,101,000)		9,338,117
Other assets less liabilities (0.43)%		(39,638)

Net assets 100.00%		$9,298,479

Investments in affiliates4

	Value of affiliates at 1/1/2022 (000)	Additions (000)		Reductions (000)	Net realized loss (000)	Net unrealized depreciation (000)	Value of affiliates at 6/30/2022 (000)	Dividend income (000)
Short-term securities 4.36%
Money market investments 4.21%
Capital Group Central Cash Fund 1.38%[3]	$321,870	$932,368		$862,775	$(19)	$(96)	$391,348	$823
Money market investments purchased with collateral from securities on loan 0.15%
Capital Group Central Cash Fund 1.38%[3,5]	9,273	4,916	[6]				14,189	—	[7]
Total short-term securities							405,537
Total 4.36%					$(19)	$(96)	$405,537	$823

[1]	All or a portion of this security was on loan. The total value of all such securities was $81,124,000, which represented .87% of the net assets of the fund. Refer to Note 5 for more information on securities lending.
[2]	Security did not produce income during the last 12 months.
[3]	Rate represents the seven-day yield at 6/30/2022.
[4]	Part of the same “group of investment companies” as the fund as defined under the Investment Company Act of 1940, as amended.
[5]	Security purchased with cash collateral from securities on loan. Refer to Note 5 for more information on securities lending.
[6]	Represents net activity. Refer to Note 5 for more information on securities lending.
[7]	Dividend income is included with securities lending income in the fund’s statement of operations and is not shown in this table.

Key to abbreviation

ADR =	American Depositary Receipts
REIT =	Real Estate Investment Trust

Refer to the notes to financial statements.

American Funds Insurance Series	71

Capital World Growth and Income Fund

Investment portfolio June 30, 2022	unaudited

Common stocks 94.25%	Shares	Value (000)
Information technology 16.90%
Microsoft Corp.	232,205	$59,638
Broadcom, Inc.	104,687	50,858
Taiwan Semiconductor Manufacturing Company, Ltd.	2,850,800	45,638
ASML Holding NV	47,460	22,672
Tokyo Electron, Ltd.	55,100	17,990
Apple, Inc.	117,010	15,998
EPAM Systems, Inc.[1]	42,721	12,593
Accenture PLC, Class A	25,447	7,065
Micron Technology, Inc.	123,659	6,836
Mastercard, Inc., Class A	16,110	5,082
Capgemini SE	24,354	4,171
Delta Electronics, Inc.	478,000	3,561
Logitech International SA	68,047	3,555
SK hynix, Inc.	48,181	3,377
Fujitsu, Ltd.	25,800	3,226
Hexagon AB, Class B	269,199	2,796
Applied Materials, Inc.	30,672	2,790
Keyence Corp.	7,700	2,632
OBIC Co., Ltd.	15,800	2,235
Ceridian HCM Holding, Inc.[1]	39,542	1,862
MediaTek, Inc.	85,000	1,861
Worldline SA, non-registered shares[1]	44,279	1,642
TE Connectivity, Ltd.	13,769	1,558
ServiceNow, Inc.[1]	3,204	1,524
Microchip Technology, Inc.	24,738	1,437
DocuSign, Inc.[1]	23,514	1,349
Advanced Micro Devices, Inc.[1]	17,101	1,308
Zscaler, Inc.[1]	7,768	1,161
GlobalWafers Co., Ltd.	71,000	1,082
PagSeguro Digital, Ltd., Class A1	93,201	954
Snowflake, Inc., Class A1	6,444	896
Nomura Research Institute, Ltd.	28,600	761
RingCentral, Inc., Class A1	12,898	674
SS&C Technologies Holdings, Inc.	10,174	591
Atlassian Corp. PLC, Class A1	2,187	410
Adobe, Inc.[1]	1,019	373
Shopify, Inc., Class A, subordinate voting shares[1]	2,620	82
		292,238

Financials 14.33%
Zurich Insurance Group AG	45,107	19,618
Kotak Mahindra Bank, Ltd.	870,564	18,311
Toronto-Dominion Bank (CAD denominated)	226,171	14,831
AIA Group, Ltd.	1,325,999	14,372
CME Group, Inc., Class A	69,452	14,217
JPMorgan Chase & Co.	92,208	10,384
ING Groep NV	1,015,415	10,036
HDFC Bank, Ltd.	433,439	7,398
HDFC Bank, Ltd. (ADR)	15,384	846
Wells Fargo & Company	201,199	7,881
DNB Bank ASA	415,741	7,452
Ping An Insurance (Group) Company of China, Ltd., Class H	1,058,500	7,197
B3 SA-Brasil, Bolsa, Balcao	3,340,070	6,995
KBC Groep NV	124,391	6,979
PNC Financial Services Group, Inc.	40,788	6,435
Nasdaq, Inc.	38,692	5,902
HDFC Life Insurance Company, Ltd.	706,444	4,920
Intercontinental Exchange, Inc.	50,696	4,767
Chubb, Ltd.	23,999	4,718
Aon PLC, Class A	16,274	4,389
Lufax Holding, Ltd. (ADR)	723,447	4,341
Discover Financial Services	45,734	4,325

72	American Funds Insurance Series

Capital World Growth and Income Fund (continued)

Common stocks (continued)	Shares	Value (000)
Financials (continued)
American International Group, Inc.	78,621	$4,020
Hong Kong Exchanges and Clearing, Ltd.	76,300	3,753
Fifth Third Bancorp	98,490	3,309
S&P Global, Inc.	9,704	3,271
China Merchants Bank Co., Ltd., Class H	402,000	2,690
China Merchants Bank Co., Ltd., Class A1	86,187	543
Citigroup, Inc.	63,268	2,910
Blackstone, Inc., nonvoting shares	27,530	2,512
Macquarie Group, Ltd.	20,305	2,306
Berkshire Hathaway, Inc., Class B1	8,401	2,294
Morgan Stanley	25,627	1,949
China Pacific Insurance (Group) Co., Ltd., Class H	782,000	1,911
AXA SA	83,131	1,887
Legal & General Group PLC	644,377	1,879
Moody’s Corp.	6,865	1,867
Banco Santander, SA	642,643	1,810
BNP Paribas SA	35,932	1,708
Postal Savings Bank of China Co., Ltd., Class H	2,145,000	1,703
Fairfax Financial Holdings, Ltd., subordinate voting shares	3,119	1,653
Power Corporation of Canada, subordinate voting shares	63,342	1,630
FinecoBank SpA	134,386	1,608
Apollo Asset Management, Inc.	32,705	1,586
National Bank of Canada[2]	22,477	1,475
Blue Owl Capital, Inc., Class A	142,699	1,431
MSCI, Inc.	3,392	1,398
Tryg A/S	57,214	1,285
Tradeweb Markets, Inc., Class A	18,072	1,233
Marsh & McLennan Companies, Inc.	7,865	1,221
East Money Information Co., Ltd., Class A	306,800	1,164
XP, Inc., Class A1	61,520	1,105
Bajaj Finance, Ltd.	15,050	1,029
Aegon NV2	196,376	849
Swedbank AB, Class A	47,850	605
Sberbank of Russia PJSC[1,3,4,5]	3,196,952	—	[6]
		247,908

Health care 13.20%
UnitedHealth Group, Inc.	67,543	34,692
Abbott Laboratories	251,978	27,377
Eli Lilly and Company	50,969	16,526
Thermo Fisher Scientific, Inc.	22,955	12,471
Pfizer, Inc.	216,083	11,329
Novartis AG	126,639	10,725
Centene Corp.[1]	111,784	9,458
Daiichi Sankyo Company, Ltd.	355,000	8,993
Amgen, Inc.	36,646	8,916
AstraZeneca PLC	64,835	8,524
Siemens Healthineers AG	158,547	8,057
Gilead Sciences, Inc.	119,653	7,396
Stryker Corp.	33,705	6,705
Sanofi	65,965	6,660
PerkinElmer, Inc.	42,073	5,984
Olympus Corp.	222,100	4,463
Medtronic PLC	44,519	3,996
Vertex Pharmaceuticals, Inc.[1]	10,765	3,033
Bayer AG	50,506	3,002
Novo Nordisk A/S, Class B	22,508	2,496
Zoetis, Inc., Class A	11,722	2,015
Insulet Corp.[1]	8,893	1,938
ResMed, Inc.	8,919	1,870
Cigna Corp.	6,882	1,813
Carl Zeiss Meditec AG, non-registered shares	15,068	1,798

American Funds Insurance Series	73

Capital World Growth and Income Fund (continued)

Common stocks (continued)	Shares	Value (000)
Health care (continued)
Baxter International, Inc.	26,428	$1,697
Alcon, Inc.	22,793	1,592
AbbVie, Inc.	10,300	1,578
DexCom, Inc.[1]	20,784	1,549
Chugai Pharmaceutical Co., Ltd.[2]	60,300	1,542
Intuitive Surgical, Inc.[1]	7,543	1,514
Guardant Health, Inc.[1]	33,985	1,371
Merck KGaA	7,118	1,201
Rede D’Or Sao Luiz SA	199,176	1,103
Edwards Lifesciences Corp.[1]	11,385	1,083
GSK PLC	37,032	796
Boston Scientific Corp.[1]	19,572	729
CSL, Ltd.	3,803	706
M3, Inc.	21,100	606
Agilon Health, Inc.[1]	19,961	436
CVS Health Corp.	3,377	313
Molina Healthcare, Inc.[1]	1,089	304
EUROAPI[1]	2,830	45
		228,402

Industrials 10.63%
Airbus SE, non-registered shares	169,970	16,467
General Electric Co.	251,069	15,986
BAE Systems PLC	1,271,586	12,851
Lockheed Martin Corp.	26,519	11,402
Carrier Global Corp.	278,413	9,928
CSX Corp.	325,955	9,472
Raytheon Technologies Corp.	97,001	9,323
Safran SA	70,335	6,944
L3Harris Technologies, Inc.	28,606	6,914
Deere & Company	22,511	6,741
Caterpillar, Inc.	32,626	5,832
LIXIL Corp.	298,500	5,588
Melrose Industries PLC	2,468,805	4,499
RELX PLC	124,070	3,362
RELX PLC (ADR)	15,132	408
VINCI SA	42,274	3,764
Recruit Holdings Co., Ltd.	120,034	3,534
Bureau Veritas SA	130,728	3,350
Compagnie de Saint-Gobain SA, non-registered shares	75,890	3,256
TransDigm Group, Inc.[1]	5,974	3,206
Siemens AG	30,571	3,110
Johnson Controls International PLC	55,955	2,679
Bunzl PLC	71,427	2,364
Brenntag SE	36,308	2,363
ManpowerGroup, Inc.	30,899	2,361
Canadian Pacific Railway, Ltd.	33,610	2,347
Eiffage SA	23,538	2,118
Schneider Electric SE	16,584	1,962
Boeing Company[1]	13,627	1,863
Thales SA	14,997	1,840
Daikin Industries, Ltd.	11,200	1,795
ASSA ABLOY AB, Class B	80,154	1,703
Ritchie Bros. Auctioneers, Inc.	26,122	1,700
Zhejiang Sanhua Intelligent Controls Co., Ltd., Class A	406,700	1,670
BayCurrent Consulting, Inc.	5,700	1,517
Waste Connections, Inc.	11,989	1,486
Nidec Corp.	21,900	1,353
SMC Corp.	2,900	1,292
Rockwell Automation	5,363	1,069
ACS Actividades de Construcción y Servicios SA	43,545	1,056
Adecco Group AG	30,464	1,035

74	American Funds Insurance Series

Capital World Growth and Income Fund (continued)

Common stocks (continued)	Shares	Value (000)
Industrials (continued)
Atlas Copco AB, Class B	91,684	$767
Interpump Group SpA	16,870	643
Honeywell International, Inc.	1,774	308
International Consolidated Airlines Group SA (CDI)[1,2]	221,732	291
Otis Worldwide Corp.	4,082	288
Ryanair Holdings PLC (ADR)[1]	1,400	94
		183,901

Consumer discretionary 8.99%
LVMH Moët Hennessy-Louis Vuitton SE	41,387	25,229
Home Depot, Inc.	69,134	18,961
General Motors Company[1]	395,836	12,572
Amazon.com, Inc.[1]	110,370	11,722
Rivian Automotive, Inc., Class A1,2	238,652	6,143
Stellantis NV	491,644	6,072
Midea Group Co., Ltd., Class A	608,297	5,488
Sony Group Corp.	66,700	5,454
Booking Holdings, Inc.[1]	2,932	5,128
Marriott International, Inc., Class A	35,169	4,783
Flutter Entertainment PLC[1]	46,266	4,678
Cie. Financière Richemont SA, Class A	42,168	4,490
Restaurant Brands International, Inc. (CAD denominated)[2]	74,819	3,753
Restaurant Brands International, Inc.	12,226	613
Shimano, Inc.	20,200	3,412
Chipotle Mexican Grill, Inc.[1]	2,186	2,858
Industria de Diseño Textil, SA	121,254	2,743
Astra International Tbk PT	5,952,600	2,647
Evolution AB	26,108	2,374
Sands China, Ltd.[1]	916,400	2,186
MercadoLibre, Inc.[1]	3,315	2,111
Pan Pacific International Holdings Corp.	124,500	1,987
YUM! Brands, Inc.	17,358	1,970
InterContinental Hotels Group PLC	37,148	1,967
EssilorLuxottica	12,617	1,890
NIKE, Inc., Class B	18,444	1,885
Darden Restaurants, Inc.	14,188	1,605
Royal Caribbean Cruises, Ltd.[1]	44,462	1,552
Target Corp.	10,079	1,424
Taylor Wimpey PLC	927,507	1,317
Tesla, Inc.[1]	1,844	1,242
Kindred Group PLC (SDR)	136,247	1,133
Shenzhou International Group Holdings, Ltd.	93,000	1,127
Kering SA	1,760	904
Wynn Macau, Ltd.[1]	942,000	640
Dollar Tree Stores, Inc.[1]	2,864	446
Aristocrat Leisure, Ltd.	11,992	285
Entain PLC[1]	17,337	263
JD.com, Inc., Class A	6,747	217
Airbnb, Inc., Class A1	2,134	190
Cazoo Group, Ltd., Class A1	63,213	46
		155,507

Consumer staples 7.59%
Philip Morris International, Inc.	283,405	27,983
Nestlé SA	128,106	14,954
Keurig Dr Pepper, Inc.	375,742	13,298
British American Tobacco PLC	248,143	10,631
British American Tobacco PLC (ADR)	6,936	298
Kweichow Moutai Co., Ltd., Class A	31,900	9,745
Kroger Co.	177,589	8,405
Ocado Group PLC[1]	843,207	8,019
Bunge, Ltd.	51,771	4,695

American Funds Insurance Series	75

Capital World Growth and Income Fund (continued)

Common stocks (continued)	Shares	Value (000)
Consumer staples (continued)
Imperial Brands PLC	200,059	$4,471
Danone SA	72,028	4,020
Heineken NV	34,303	3,128
Treasury Wine Estates, Ltd.	396,969	3,110
Inner Mongolia Yili Industrial Group Co., Ltd., Class A	527,800	3,071
Arca Continental, SAB de CV	440,180	2,900
Seven & i Holdings Co., Ltd.	64,700	2,512
Altria Group, Inc.	58,835	2,458
Constellation Brands, Inc., Class A	9,529	2,221
ITC, Ltd.	614,263	2,127
Varun Beverages, Ltd.	185,051	1,852
Ajinomoto Co., Inc.	55,600	1,352
		131,250

Energy 6.20%
Canadian Natural Resources, Ltd. (CAD denominated)	483,954	26,006
EOG Resources, Inc.	94,807	10,470
TotalEnergies SE	179,680	9,484
Baker Hughes Co., Class A	298,859	8,628
ConocoPhillips	66,573	5,979
TC Energy Corp. (CAD denominated)	104,163	5,396
Reliance Industries, Ltd.[1]	149,117	4,901
Tourmaline Oil Corp.	92,483	4,809
BP PLC	975,459	4,611
Cenovus Energy, Inc. (CAD denominated)	216,254	4,114
Shell PLC (GBP denominated)	155,689	4,044
Aker BP ASA (SDR)[3]	67,333	2,338
Aker BP ASA[2]	37,369	1,298
Woodside Energy Group, Ltd.	120,486	2,648
Woodside Energy Group, Ltd. (CDI)[1]	37,623	797
Suncor Energy, Inc.	84,929	2,980
Var Energi ASA	756,669	2,970
Halliburton Company	94,296	2,957
Cameco Corp.	130,751	2,749
Orron Energy AB	62,313	43
Gazprom PJSC (ADR)[3,4]	1,124,152	—	[6]
		107,222

Materials 6.17%
Vale SA, ordinary nominative shares	1,617,361	23,660
Vale SA, ordinary nominative shares (ADR)	910,365	13,319
Fortescue Metals Group, Ltd.	1,279,107	15,477
Rio Tinto PLC	254,680	15,242
Linde PLC	20,404	5,867
Freeport-McMoRan, Inc.	188,466	5,514
BHP Group, Ltd. (CDI)	142,026	3,971
Barrick Gold Corp. (CAD denominated)[2]	127,238	2,250
Barrick Gold Corp.	89,841	1,589
Albemarle Corp.	11,592	2,422
Air Liquide SA, non-registered shares	16,503	2,216
Dow, Inc.	42,130	2,174
HeidelbergCement AG	43,833	2,106
Shin-Etsu Chemical Co., Ltd.	17,300	1,951
Amcor PLC (CDI)	154,993	1,930
Evonik Industries AG	86,135	1,838
CRH PLC	45,078	1,559
First Quantum Minerals, Ltd.	65,205	1,237
Koninklijke DSM NV	6,143	883

76	American Funds Insurance Series

Capital World Growth and Income Fund (continued)

Common stocks (continued)	Shares	Value (000)
Materials (continued)
Lynas Rare Earths, Ltd.[1]	129,901	$783
Anglo American Platinum, Ltd.	4,725	414
Akzo Nobel NV	5,299	348
		106,750

Communication services 5.39%
Alphabet, Inc., Class C1	12,258	26,814
Alphabet, Inc., Class A1	5,301	11,552
Comcast Corp., Class A	340,637	13,367
Netflix, Inc.[1]	38,683	6,764
NetEase, Inc.	354,500	6,510
Meta Platforms, Inc., Class A1	39,178	6,317
SoftBank Corp.	553,985	6,151
Universal Music Group NV	141,985	2,847
Bharti Airtel, Ltd.[1]	196,064	1,700
Bharti Airtel, Ltd., interim shares[1]	13,994	54
Tencent Holdings, Ltd.	36,900	1,667
Nippon Telegraph and Telephone Corp.	56,400	1,620
Deutsche Telekom AG	76,322	1,515
Take-Two Interactive Software, Inc.[1]	12,130	1,486
Omnicom Group, Inc.	22,926	1,458
Publicis Groupe SA	27,032	1,322
Singapore Telecommunications, Ltd.	468,700	854
ITV PLC	1,034,699	822
SoftBank Group Corp.	9,100	351
Yandex NV, Class A1,3,4	151,598	—	6
		93,171

Utilities 2.92%
National Grid PLC	541,460	6,934
DTE Energy Company	52,656	6,674
China Resources Gas Group, Ltd.	1,196,632	5,574
Iberdrola, SA, non-registered shares	505,184	5,239
E.ON SE	427,621	3,589
Edison International	53,709	3,396
PG&E Corp.[1]	330,808	3,301
Engie SA	238,699	2,743
Engie SA, bonus shares[3]	41,586	478
NextEra Energy, Inc.	38,313	2,968
Enel SpA	481,112	2,632
Power Grid Corporation of India, Ltd.	681,829	1,829
Endesa, SA	71,889	1,356
AES Corp.	47,865	1,006
Exelon Corp.	21,703	984
Constellation Energy Corp.	16,138	924
Public Service Enterprise Group, Inc.	14,569	922
		50,549

Real estate 1.93%
Longfor Group Holdings, Ltd.	1,549,500	7,316
Crown Castle International Corp. REIT	40,669	6,848
VICI Properties, Inc. REIT	154,395	4,600
American Tower Corp. REIT	12,850	3,284
Country Garden Services Holdings Co., Ltd.	456,968	2,035
Americold Realty Trust, Inc.	65,356	1,963
W. P. Carey, Inc. REIT	22,705	1,881
China Resources Mixc Lifestyle Services, Ltd.	344,000	1,706
Equinix, Inc. REIT	2,143	1,408

American Funds Insurance Series	77

Capital World Growth and Income Fund (continued)

Common stocks (continued)	Shares		Value (000)
Real estate (continued)
Boston Properties, Inc. REIT		10,901	$970
Sun Hung Kai Properties, Ltd.		63,000	744
Iron Mountain, Inc. REIT		11,618	566
			33,321

Total common stocks (cost: $1,481,441,000)			1,630,219

Preferred securities 0.46%
Consumer discretionary 0.39%
Volkswagen AG, nonvoting preferred shares		50,187	6,701

Health care 0.05%
Grifols, SA, Class B, nonvoting non-registered preferred shares[1]		70,967	839

Financials 0.02%
Fannie Mae, Series S, 8.25% noncumulative preferred shares[1]		58,870	205
Federal Home Loan Mortgage Corp., Series Z, 8.375% noncumulative preferred shares[1,2]		61,516	204
			409

Total preferred securities (cost: $13,625,000)			7,949

Convertible stocks 0.14%
Information technology 0.14%
Broadcom, Inc., Series A, cumulative convertible preferred shares, 8.00% 2022		1,566	2,354

Total convertible stocks (cost: $2,438,000)			2,354

Convertible bonds & notes 0.06%	Principal amount (000)
Communication services 0.06%
Sea, Ltd., convertible notes, 2.375% 2025	USD	952	1,058

Total convertible bonds & notes (cost: $2,437,000)			1,058

Bonds, notes & other debt instruments 0.33%
Corporate bonds, notes & loans 0.27%
Health care 0.14%
Teva Pharmaceutical Finance Co. BV 6.00% 2024		1,600	1,580
Teva Pharmaceutical Finance Co. BV 3.15% 2026		1,100	905
			2,485

Consumer discretionary 0.06%
General Motors Company 5.40% 2023		300	305
Royal Caribbean Cruises, Ltd. 11.50% 2025[5]		477	491
Royal Caribbean Cruises, Ltd. 5.50% 2028[5]		275	192
			988

Energy 0.04%
TransCanada PipeLines, Ltd. 5.10% 2049		800	792

Financials 0.03%
Lloyds Banking Group PLC 3.369% 2046[7]		709	504

Total corporate bonds, notes & loans			4,769

78	American Funds Insurance Series

Capital World Growth and Income Fund (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Bonds & notes of governments & government agencies outside the U.S. 0.06%
United Mexican States, Series M, 8.00% 2023	MXN	20,000	$976

Total bonds, notes & other debt instruments (cost: $6,398,000)			5,745

Short-term securities 5.37%	Shares
Money market investments 4.57%
Capital Group Central Cash Fund 1.38%[8,9]		790,171	79,001

Money market investments purchased with collateral from securities on loan 0.80%
Capital Group Central Cash Fund 1.38%[8,9,10]		39,384	3,937
Goldman Sachs Financial Square Government Fund, Institutional Shares 1.39%[8,10]		2,079,009	2,079
BlackRock Liquidity Funds – FedFund, Institutional Shares 1.32%[8,10]		1,968,799	1,969
Invesco Short-Term Investments Trust – Government & Agency Portfolio, Institutional Class 1.38%[8,10]		1,968,799	1,969
Morgan Stanley Institutional Liquidity Funds – Government Portfolio, Institutional Class 1.38%[8,10]		1,968,800	1,969
State Street Institutional U.S. Government Money Market Fund, Institutional Class 1.40%[8,10]		1,968,800	1,968
			13,891

Total short-term securities (cost: $92,900,000)			92,892
Total investment securities 100.61% (cost: $1,599,239,000)			1,740,217
Other assets less liabilities (0.61)%			(10,617)

Net assets 100.00%			$1,729,600

Investments in affiliates9

	Value of affiliates at 1/1/2022 (000)	Additions (000)		Reductions (000)	Net realized loss (000)	Net unrealized depreciation (000)	Value of affiliates at 6/30/2022 (000)	Dividend income (000)
Short-term securities 4.80%
Money market investments 4.57%
Capital Group Central Cash Fund 1.38%[8]	$12,989	$285,710		$219,678	$(13)	$(7)	$79,001	$172
Money market investments purchased with collateral from securities on loan 0.23%
Capital Group Central Cash Fund 1.38%[8,10]	293	3,644	[11]				3,937	—	[12]
Total short-term securities							82,938
Total 4.80%					$(13)	$(7)	$82,938	$172

American Funds Insurance Series	79

Capital World Growth and Income Fund (continued)

[1]	Security did not produce income during the last 12 months.
[2]	All or a portion of this security was on loan. The total value of all such securities was $16,355,000, which represented .95% of the net assets of the fund. Refer to Note 5 for more information on securities lending.
[3]	Valued under fair value procedures adopted by authority of the board of trustees. The total value of all such securities was $2,816,000, which represented .16% of the net assets of the fund.
[4]	Value determined using significant unobservable inputs.
[5]	Acquired in a transaction exempt from registration under Rule 144A of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $683,000, which represented .04% of the net assets of the fund.
[6]	Amount less than one thousand.
[7]	Coupon rate may change periodically. Reference rate and spread are as of the most recent information available. Some coupon rates are determined by the issuer or agent based on current market conditions; therefore, the reference rate and spread are not available.
[8]	Rate represents the seven-day yield at 6/30/2022.
[9]	Part of the same “group of investment companies” as the fund as defined under the Investment Company Act of 1940, as amended.
[10]	Security purchased with cash collateral from securities on loan. Refer to Note 5 for more information on securities lending.
[11]	Represents net activity. Refer to Note 5 for more information on securities lending.
[12]	Dividend income is included with securities lending income in the fund’s statement of operations and is not shown in this table.

Key to abbreviations

ADR = American Depositary Receipts

CAD = Canadian dollars

CDI = CREST Depository Interest

GBP = British pounds

MXN = Mexican pesos

REIT = Real Estate Investment Trust

SDR = Swedish Depositary Receipts

USD = U.S. dollars

Refer to the notes to financial statements.

80	American Funds Insurance Series

Growth-Income Fund

Investment portfolio June 30, 2022	unaudited

Common stocks 90.60%	Shares	Value (000)
Information technology 19.81%
Microsoft Corp.	7,427,783	$1,907,678
Broadcom, Inc.	1,996,843	970,086
Mastercard, Inc., Class A	1,425,952	449,859
Apple, Inc.	2,742,000	374,886
Visa, Inc., Class A	1,346,541	265,120
Taiwan Semiconductor Manufacturing Company, Ltd.	13,692,000	219,194
ASML Holding NV	290,068	138,568
ASML Holding NV (New York registered) (ADR)	137,293	65,335
Automatic Data Processing, Inc.	845,000	177,484
Accenture PLC, Class A	625,335	173,624
ServiceNow, Inc.[1]	280,858	133,554
Concentrix Corp.	904,367	122,668
Applied Materials, Inc.	1,300,400	118,310
Fidelity National Information Services, Inc.	1,268,981	116,327
Global Payments, Inc.	973,628	107,722
GoDaddy, Inc., Class A1	1,402,444	97,554
KLA Corp.	301,000	96,043
FleetCor Technologies, Inc.[1]	420,507	88,353
Euronet Worldwide, Inc.[1]	763,602	76,811
Intel Corp.	1,931,884	72,272
QUALCOMM, Inc.	564,911	72,162
Micron Technology, Inc.	1,140,549	63,050
Analog Devices, Inc.	398,402	58,203
TELUS International (Cda), Inc., subordinate voting shares[1]	2,302,991	57,736
Adobe, Inc.[1]	143,116	52,389
Cognizant Technology Solutions Corp., Class A	760,350	51,316
MKS Instruments, Inc.	481,000	49,365
Fiserv, Inc.[1]	536,700	47,750
Texas Instruments, Inc.	308,278	47,367
Datadog, Inc., Class A1	365,800	34,839
Snowflake, Inc., Class A1	225,042	31,294
Atlassian Corp. PLC, Class A1	141,050	26,433
Trimble, Inc.[1]	443,800	25,842
Dye & Durham, Ltd.[2]	1,322,100	22,340
Lam Research Corp.	50,039	21,324
Block, Inc., Class A1	301,422	18,525
Ceridian HCM Holding, Inc.[1]	350,352	16,495
Paychex, Inc.	127,131	14,476
VeriSign, Inc.[1]	61,000	10,207
		6,492,561

Health care 12.99%
UnitedHealth Group, Inc.	2,233,644	1,147,267
Abbott Laboratories	6,014,324	653,456
AbbVie, Inc.	3,041,423	465,824
Novo Nordisk A/S, Class B	2,341,449	259,694
Humana, Inc.	535,731	250,760
Elevance Health, Inc.	465,299	224,544
AstraZeneca PLC	1,209,323	158,988
AstraZeneca PLC (ADR)	721,200	47,649
Thermo Fisher Scientific, Inc.	301,203	163,638
Bristol-Myers Squibb Company	1,859,278	143,164
PerkinElmer, Inc.	769,600	109,452
Pfizer, Inc.	2,030,169	106,442
GSK PLC	4,812,300	103,429
Seagen, Inc.[1]	432,135	76,462
Medtronic PLC	764,000	68,569
Eli Lilly and Company	180,974	58,677
Royalty Pharma PLC, Class A	1,170,161	49,194
Edwards Lifesciences Corp.[1]	317,059	30,149
Stryker Corp.	148,897	29,620
Roche Holding AG, nonvoting non-registered shares	85,502	28,531

American Funds Insurance Series	81

Growth-Income Fund (continued)

Common stocks (continued)	Shares	Value (000)
Health care (continued)
Horizon Therapeutics PLC[1]	318,690	$25,419
Zimmer Biomet Holdings, Inc.	171,174	17,984
NovoCure, Ltd.[1]	193,600	13,455
Zoetis, Inc., Class A	68,400	11,757
Vir Biotechnology, Inc.[1]	258,400	6,581
Guardant Health, Inc.[1]	146,925	5,927
		4,256,632

Industrials 12.17%
Raytheon Technologies Corp.	7,634,279	733,731
General Electric Co.	5,898,742	375,573
Northrop Grumman Corp.	633,267	303,063
TFI International, Inc.	2,669,105	214,276
Carrier Global Corp.	5,749,143	205,014
Woodward, Inc.	2,204,500	203,894
General Dynamics Corp.	848,975	187,836
Waste Connections, Inc.	1,425,463	176,700
TransDigm Group, Inc.[1]	302,520	162,353
Airbus SE, non-registered shares	1,617,590	156,717
L3Harris Technologies, Inc.	607,462	146,824
BWX Technologies, Inc.	2,159,505	118,967
Norfolk Southern Corp.	482,759	109,726
Old Dominion Freight Line, Inc.	397,800	101,948
Waste Management, Inc.	625,300	95,658
ITT, Inc.	1,244,379	83,672
Equifax, Inc.	424,308	77,555
Lockheed Martin Corp.	180,000	77,393
Honeywell International, Inc.	409,067	71,100
Air Lease Corp., Class A	2,097,300	70,113
United Airlines Holdings, Inc.[1]	1,810,598	64,131
United Rentals, Inc.[1]	256,000	62,185
Fortive Corp.	1,085,000	59,002
Safran SA	539,713	53,285
CSX Corp.	1,350,000	39,231
Cummins, Inc.	100,000	19,353
Otis Worldwide Corp.	268,100	18,947
		3,988,247

Communication services 9.54%
Alphabet, Inc., Class C1	313,067	684,818
Alphabet, Inc., Class A1	281,863	614,253
Meta Platforms, Inc., Class A1	3,574,586	576,402
Comcast Corp., Class A	13,245,788	519,765
Netflix, Inc.[1]	1,632,923	285,549
Charter Communications, Inc., Class A1	429,912	201,427
Electronic Arts, Inc.	1,168,000	142,087
Tencent Holdings, Ltd.	1,782,100	80,488
Take-Two Interactive Software, Inc.[1]	178,984	21,931
		3,126,720

Financials 9.29%
JPMorgan Chase & Co.	3,311,830	372,945
Chubb, Ltd.	1,451,726	285,380
Marsh & McLennan Companies, Inc.	1,709,201	265,353
PNC Financial Services Group, Inc.	1,341,714	211,682
Arthur J. Gallagher & Co.	1,189,650	193,961
BlackRock, Inc.	258,532	157,456
Aon PLC, Class A	527,512	142,259
Nasdaq, Inc.	912,520	139,196
Morgan Stanley	1,592,297	121,110
American International Group, Inc.	2,047,230	104,675
Signature Bank	529,521	94,896

82	American Funds Insurance Series

Growth-Income Fund (continued)

Common stocks (continued)	Shares	Value (000)
Financials (continued)
Moody’s Corp.	327,321	$89,022
KeyCorp	4,886,953	84,202
B3 SA-Brasil, Bolsa, Balcao	39,829,500	83,412
Berkshire Hathaway, Inc., Class B1	285,000	77,811
S&P Global, Inc.	228,138	76,896
Charles Schwab Corp.	1,145,212	72,355
Webster Financial Corp.	1,701,139	71,703
State Street Corp.	1,077,260	66,413
Power Corporation of Canada, subordinate voting shares[2]	2,293,100	59,002
Bank of America Corp.	1,891,332	58,877
Blue Owl Capital, Inc., Class A2	4,369,165	43,823
MSCI, Inc.	98,300	40,514
Discover Financial Services	363,743	34,403
TPG, Inc., Class A2	1,347,552	32,220
SVB Financial Group[1]	67,100	26,504
Citizens Financial Group, Inc.	728,750	26,009
Principal Financial Group, Inc.	140,880	9,409
CME Group, Inc., Class A	5,500	1,126
		3,042,614

Consumer discretionary 7.95%
Amazon.com, Inc.[1]	7,241,191	769,087
General Motors Company[1]	8,736,000	277,455
Dollar Tree Stores, Inc.[1]	1,279,006	199,333
Home Depot, Inc.	658,461	180,596
Hilton Worldwide Holdings, Inc.	1,337,320	149,031
Wyndham Hotels & Resorts, Inc.	1,842,940	121,118
Royal Caribbean Cruises, Ltd.[1]	2,814,603	98,258
Dollar General Corp.	335,615	82,373
InterContinental Hotels Group PLC	1,396,700	73,959
Lear Corp.	569,068	71,640
Chipotle Mexican Grill, Inc.[1]	53,110	69,429
Kering SA	101,695	52,231
Rivian Automotive, Inc., Class A1,2	1,838,450	47,322
McDonald’s Corp.	186,000	45,920
Ford Motor Co.	3,848,000	42,828
Starbucks Corp.	524,000	40,028
Aptiv PLC[1]	427,399	38,068
CarMax, Inc.[1]	379,600	34,346
Darden Restaurants, Inc.	296,000	33,484
Airbnb, Inc., Class A1	350,000	31,178
D.R. Horton, Inc.	457,091	30,255
Burlington Stores, Inc.[1]	201,000	27,382
VF Corp.	555,000	24,514
Norwegian Cruise Line Holdings, Ltd.[1,2]	2,047,967	22,773
YUM! Brands, Inc.	196,630	22,320
NVR, Inc.[1]	5,298	21,214
		2,606,142

Consumer staples 5.36%
Philip Morris International, Inc.	6,790,089	670,453
British American Tobacco PLC	9,433,859	404,174
Keurig Dr Pepper, Inc.	5,314,367	188,075
General Mills, Inc.	1,378,800	104,030
Molson Coors Beverage Company, Class B, restricted voting shares	1,620,313	88,323
Mondelez International, Inc.	1,332,847	82,757
Anheuser-Busch InBev SA/NV	1,339,531	72,097
Archer Daniels Midland Company	540,100	41,912
Bunge, Ltd.	388,852	35,265

American Funds Insurance Series	83

Growth-Income Fund (continued)

Common stocks (continued)	Shares	Value (000)
Consumer staples (continued)
Procter & Gamble Company	180,677	$25,980
Kraft Heinz Company	567,200	21,633
Constellation Brands, Inc., Class A	91,971	21,435
		1,756,134

Energy 5.16%
Canadian Natural Resources, Ltd. (CAD denominated)	7,047,400	378,705
ConocoPhillips	3,413,983	306,610
Chevron Corp.	2,053,300	297,277
EOG Resources, Inc.	2,040,378	225,339
Baker Hughes Co., Class A	6,585,624	190,127
TC Energy Corp. (CAD denominated)[2]	1,821,019	94,333
Equitrans Midstream Corp.	10,215,807	64,973
Exxon Mobil Corp.	660,220	56,541
Suncor Energy, Inc.	1,451,133	50,911
Halliburton Company	738,400	23,156
Weatherford International[1]	100,000	2,117
		1,690,089

Utilities 3.17%
PG&E Corp.[1]	24,316,996	242,684
Edison International	1,947,800	123,179
Entergy Corp.	963,500	108,529
CenterPoint Energy, Inc.	2,840,104	84,010
Constellation Energy Corp.	1,414,838	81,014
Sempra Energy	510,000	76,638
Enel SpA	12,931,498	70,739
AES Corp.	2,803,707	58,906
DTE Energy Company	401,000	50,827
CMS Energy Corp.	729,800	49,261
NextEra Energy, Inc.	460,000	35,632
Exelon Corp.	643,766	29,175
Evergy, Inc.	418,980	27,338
		1,037,932

Materials 2.95%
Linde PLC	1,000,332	287,626
Vale SA, ordinary nominative shares (ADR)	8,009,475	117,179
Vale SA, ordinary nominative shares	3,404,848	49,809
LyondellBasell Industries NV	1,735,980	151,829
Celanese Corp.	779,474	91,674
Freeport-McMoRan, Inc.	2,382,960	69,725
Corteva, Inc.	908,750	49,200
Sherwin-Williams Company	196,181	43,927
Barrick Gold Corp.	2,373,000	41,978
Allegheny Technologies, Inc.[1]	1,769,447	40,184
Albemarle Corp.	112,161	23,439
		966,570

Real estate 2.21%
VICI Properties, Inc. REIT	12,137,342	361,571
Equinix, Inc. REIT	298,158	195,896
Crown Castle International Corp. REIT	864,782	145,612
Digital Realty Trust, Inc. REIT	160,000	20,773
		723,852

Total common stocks (cost: $20,458,974,000)		29,687,493

84	American Funds Insurance Series

Growth-Income Fund (continued)

Convertible stocks 1.19%	Shares		Value (000)
Health care 0.50%
Danaher Corp., Series B, cumulative convertible preferred shares, 5.00% 2023[2]		123,957	$164,021

Information technology 0.47%
Broadcom, Inc., Series A, cumulative convertible preferred shares, 8.00% 2022		102,783	154,498

Consumer discretionary 0.12%
Aptiv PLC, Series A, convertible preferred shares, 5.50% 2023		379,775	40,024

Financials 0.09%
KKR & Co., Inc., Series C, convertible preferred shares, 6.00% 2023		527,700	30,855

Industrials 0.01%
Stanley Black & Decker, Inc., convertible preferred shares, 5.25% 2022		35,448	2,389

Total convertible stocks (cost: $372,605,000)			391,787

Bonds, notes & other debt instruments 0.02%	Principal amount (000)
Corporate bonds, notes & loans 0.02%
Industrials 0.02%
Boeing Company 4.875% 2025	USD	4,706	4,695

Consumer discretionary 0.00%
General Motors Financial Co. 4.30% 2025		160	158
General Motors Financial Co. 5.25% 2026		827	829
			987

Energy 0.00%
Weatherford International, Ltd. 11.00% 2024[3]		637	643

Total corporate bonds, notes & loans			6,325
Total bonds, notes & other debt instruments (cost: $6,224,000)			6,325

Short-term securities 8.68%	Shares
Money market investments 6.89%
Capital Group Central Cash Fund 1.38%[4,5]		22,578,323	2,257,381

	Weighted average yield	Principal amount
	at acquisition	(000)
U.S. Treasury bills 1.30%
U.S. Treasury 7/14/2022	0.752%	USD	425,900	425,733

	Shares
Money market investments purchased with collateral from securities on loan 0.49%
Capital Group Central Cash Fund 1.38%[4,5,6]	455,088	45,499
Goldman Sachs Financial Square Government Fund, Institutional Shares 1.39%[4,6]	24,023,345	24,023
BlackRock Liquidity Funds – FedFund, Institutional Shares 1.32%[4,6]	22,749,855	22,750

American Funds Insurance Series	85

Growth-Income Fund (continued)

Short-term securities (continued)	Shares	Value (000)
Money market investments purchased with collateral from securities on loan (continued)
Invesco Short-Term Investments Trust – Government & Agency Portfolio, Institutional Class 1.38%[4,6]	22,749,855	$22,750
Morgan Stanley Institutional Liquidity Funds – Government Portfolio, Institutional Class 1.38%[4,6]	22,749,855	22,750
State Street Institutional U.S. Government Money Market Fund, Institutional Class 1.40%[4,6]	22,749,855	22,750
		160,522

Total short-term securities (cost: $2,843,952,000)		2,843,636
Total investment securities 100.49% (cost: $23,681,755,000)		32,929,241
Other assets less liabilities (0.49)%		(160,481)

Net assets 100.00%		$32,768,760

Investments in affiliates5

	Value of affiliates at 1/1/2022 (000)	Additions (000)		Reductions (000)	Net realized loss (000)	Net unrealized depreciation (000)	Value of affiliates at 6/30/2022 (000)	Dividend income (000)
Short-term securities 7.03%
Money market investments 6.89%
Capital Group Central Cash Fund 1.38%[4]	$1,220,761	$3,693,243		$2,656,129	$(29)	$(465)	$2,257,381	$4,194
Money market investments purchased with collateral from securities on loan 0.14%
Capital Group Central Cash Fund 1.38%[4,6]	39,148	6,351	[7]				45,499	—	[8]
Total short-term securities							2,302,880
Total 7.03%					$(29)	$(465)	$2,302,880	$4,194

[1]	Security did not produce income during the last 12 months.
[2]	All or a portion of this security was on loan. The total value of all such securities was $171,950,000, which represented .52% of the net assets of the fund. Refer to Note 5 for more information on securities lending.
[3]	Acquired in a transaction exempt from registration under Rule 144A of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $643,000, which represented less than .01% of the net assets of the fund.
[4]	Rate represents the seven-day yield at 6/30/2022.
[5]	Part of the same “group of investment companies” as the fund as defined under the Investment Company Act of 1940, as amended.
[6]	Security purchased with cash collateral from securities on loan. Refer to Note 5 for more information on securities lending.
[7]	Represents net activity. Refer to Note 5 for more information on securities lending.
[8]	Dividend income is included with securities lending income in the fund’s statement of operations and is not shown in this table.

Key to abbreviations

ADR = American Depositary Receipts

CAD = Canadian dollars

REIT = Real Estate Investment Trust

USD = U.S. dollars

Refer to the notes to financial statements.

86	American Funds Insurance Series

International Growth and Income Fund

Investment portfolio June 30, 2022	unaudited

Common stocks 91.29%	Shares	Value (000)
Financials 15.12%
Ping An Insurance (Group) Company of China, Ltd., Class H	594,500	$4,042
AXA SA	157,942	3,585
AIA Group, Ltd.	314,200	3,406
Toronto-Dominion Bank (CAD denominated)	40,774	2,674
Euronext NV	20,289	1,656
Hong Kong Exchanges and Clearing, Ltd.	33,100	1,628
HDFC Bank, Ltd.	94,308	1,610
Société Générale	66,916	1,465
Zurich Insurance Group AG	3,302	1,436
DNB Bank ASA	74,593	1,337
UniCredit SpA	129,378	1,229
B3 SA-Brasil, Bolsa, Balcao	575,984	1,206
KBC Groep NV	21,390	1,200
Aon PLC, Class A	4,304	1,161
London Stock Exchange Group PLC	12,499	1,161
Resona Holdings, Inc.	301,900	1,131
HDFC Life Insurance Company, Ltd.	155,362	1,082
UBS Group AG	55,531	895
Banco Santander, SA	301,578	849
Skandinaviska Enskilda Banken AB, Class A	85,977	844
Banco Bilbao Vizcaya Argentaria, SA	176,628	802
Industrial and Commercial Bank of China, Ltd., Class H	1,231,040	731
Prudential PLC	56,970	705
Fairfax Financial Holdings, Ltd., subordinate voting shares	1,188	630
Hang Seng Bank, Ltd.	35,700	630
China Merchants Bank Co., Ltd., Class H	92,000	616
Brookfield Asset Management, Inc., Class A (CAD denominated)	13,334	593
Tokio Marine Holdings, Inc.	10,100	588
DBS Group Holdings, Ltd.	27,095	579
Islandsbanki hf.	625,967	567
XP, Inc., Class A1	29,924	537
Postal Savings Bank of China Co., Ltd., Class H	659,000	523
Discovery, Ltd.[1]	61,031	481
Banca Generali SpA	16,214	458
Bank of Nova Scotia (CAD denominated)	7,643	452
Kotak Mahindra Bank, Ltd.	17,873	376
Partners Group Holding AG	403	363
ICICI Securities, Ltd.	45,682	248
EQT AB	11,659	239
Allfunds Group PLC	26,191	202
ING Groep NV	17,116	169
ICICI Bank, Ltd. (ADR)	9,236	164
Moscow Exchange MICEX-RTS PJSC[1,2,3]	346,177	—	[4]
Sberbank of Russia PJSC[1,2,3,5]	476,388	—	[4]
		44,250

Consumer staples 12.46%
British American Tobacco PLC	225,738	9,672
Philip Morris International, Inc.	55,231	5,454
Nestlé SA	32,890	3,840
Kweichow Moutai Co., Ltd., Class A	10,600	3,238
Anheuser-Busch InBev SA/NV	40,341	2,171
Carlsberg A/S, Class B	11,219	1,429
Imperial Brands PLC	58,436	1,306
Wuliangye Yibin Co., Ltd., Class A	42,700	1,288
Pernod Ricard SA	6,233	1,145
Foshan Haitian Flavouring and Food Co., Ltd., Class A	71,354	963
Asahi Group Holdings, Ltd.[6]	27,500	901
Carrefour SA, non-registered shares	47,118	834
Japan Tobacco, Inc.	46,800	809
Associated British Foods PLC	40,194	772
Ocado Group PLC[1]	63,803	607

American Funds Insurance Series	87

International Growth and Income Fund (continued)

Common stocks (continued)	Shares	Value (000)
Consumer staples (continued)
Arca Continental, SAB de CV	79,817	$526
Varun Beverages, Ltd.	42,575	426
L’Oréal SA, non-registered shares	1,159	400
Reckitt Benckiser Group PLC	4,662	350
Danone SA	4,142	231
Avenue Supermarts, Ltd.[1]	2,324	100
X5 Retail Group NV (GDR)[2,3]	4,521	—	[4]
		36,462

Information technology 11.52%
Taiwan Semiconductor Manufacturing Company, Ltd.	546,000	8,741
ASML Holding NV	10,243	4,893
Tokyo Electron, Ltd.	9,000	2,939
Edenred SA	50,961	2,402
MediaTek, Inc.	84,000	1,839
Samsung Electronics Co., Ltd.	41,275	1,812
Broadcom, Inc.	3,663	1,780
Kingdee International Software Group Co., Ltd.[1]	446,000	1,046
SAP SE	11,226	1,023
Keyence Corp.	2,700	923
Nokia Corp.	184,636	859
SK hynix, Inc.	12,042	844
TDK Corp.	25,300	781
Logitech International SA6	14,122	738
EPAM Systems, Inc.[1]	1,859	548
Vanguard International Semiconductor Corp.	182,000	470
Halma PLC	13,130	321
Capgemini SE	1,725	295
Amadeus IT Group SA, Class A, non-registered shares[1]	4,613	257
Infosys, Ltd. (ADR)	13,636	252
AVEVA Group PLC	7,320	201
Nice, Ltd. (ADR)[1]	946	182
Nomura Research Institute, Ltd.	5,300	141
Fujitsu, Ltd.	1,000	125
eMemory Technology, Inc.[2]	3,000	103
Lightspeed Commerce, Inc., subordinate voting shares[1,6]	2,130	47
Lightspeed Commerce, Inc., subordinate voting shares (CAD denominated)[1]	1,792	40
STMicroelectronics NV	2,295	72
DLocal, Ltd., Class A1	2,309	61
		33,735

Consumer discretionary 11.23%
Evolution AB	42,576	3,871
LVMH Moët Hennessy-Louis Vuitton SE	5,788	3,528
Renault SA1	74,924	1,868
InterContinental Hotels Group PLC	25,460	1,348
MGM China Holdings, Ltd.[1]	2,300,000	1,304
Restaurant Brands International, Inc. (CAD denominated)	25,900	1,299
Coupang, Inc., Class A1	99,034	1,263
Prosus NV, Class N	19,000	1,244
Stellantis NV	98,287	1,214
Midea Group Co., Ltd., Class A	133,400	1,203
Li Ning Co., Ltd.	122,000	1,130
Galaxy Entertainment Group, Ltd.	182,000	1,086
OPAP SA	67,568	967
B&M European Value Retail SA	202,634	905
Wynn Macau, Ltd.[1]	1,318,400	896
Mercedes-Benz Group AG	15,347	888
Sodexo SA	11,499	808
Valeo SA, non-registered shares	40,094	774
Nitori Holdings Co., Ltd.	7,400	703
Industria de Diseño Textil, SA	29,457	667

88	American Funds Insurance Series

International Growth and Income Fund (continued)

Common stocks (continued)	Shares	Value (000)
Consumer discretionary (continued)
EssilorLuxottica	4,450	$666
Paltac Corp.	21,500	666
Sands China, Ltd.[1]	275,200	657
Entain PLC[1]	33,218	503
Pop Mart International Group, Ltd.	91,400	441
Pan Pacific International Holdings Corp.	24,400	389
Americanas SA, ordinary nominative shares	150,325	386
D’Ieteren Group	2,482	363
Kindred Group PLC (SDR)	39,687	330
JD.com, Inc., Class A	9,324	300
adidas AG	1,537	272
Games Workshop Group PLC	2,691	219
Domino’s Pizza Enterprises, Ltd.	4,471	210
IDP Education, Ltd.	12,216	201
Kering SA	287	147
Balkrishna Industries, Ltd.	3,940	107
MercadoLibre, Inc.[1]	88	56
		32,879

Industrials 10.83%
Airbus SE, non-registered shares	50,956	4,937
BAE Systems PLC	445,308	4,500
Rheinmetall AG	7,282	1,681
CCR SA, ordinary nominative shares	663,205	1,588
ABB, Ltd.	53,832	1,436
SMC Corp.	3,100	1,382
LIXIL Corp.	67,600	1,265
RELX PLC	46,044	1,248
Alliance Global Group, Inc.	7,774,400	1,244
Cathay Pacific Airways, Ltd.[1]	1,112,000	1,217
Husqvarna AB, Class B	137,565	1,012
Daikin Industries, Ltd.	5,800	930
Ryanair Holdings PLC (ADR)[1]	13,438	904
Brenntag SE	12,910	840
Safran SA	7,582	749
Waste Connections, Inc. (CAD denominated)	5,214	646
InPost SA1	98,336	570
Siemens AG	5,122	521
Bunzl PLC	15,343	508
Experian PLC	17,224	504
TFI International, Inc. (CAD denominated)	5,970	479
Coor Service Management Holding AB	57,449	451
Epiroc AB, Class A	19,808	306
Epiroc AB, Class B	10,197	138
Caterpillar, Inc.	2,260	404
BELIMO Holding AG	1,068	376
Deutsche Post AG	9,567	358
Interpump Group SpA	8,630	329
DSV A/S	2,122	296
SITC International Holdings Co., Ltd.	79,659	225
Adecco Group AG	6,455	219
Wizz Air Holdings PLC[1]	9,958	213
Hitachi, Ltd.	2,400	114
Contemporary Amperex Technology Co., Ltd., Class A	1,300	104
		31,694

Health care 9.90%
AstraZeneca PLC	73,599	9,676
Novo Nordisk A/S, Class B	39,486	4,379
Sanofi	37,985	3,835
GSK PLC	125,753	2,703
Bayer AG	27,477	1,633

American Funds Insurance Series	89

International Growth and Income Fund (continued)

Common stocks (continued)	Shares	Value (000)
Health care (continued)
Siemens Healthineers AG	29,414	$1,495
Grifols, SA, Class B (ADR)[1]	89,399	1,062
Shionogi & Co., Ltd.	14,600	738
EUROAPI[1]	38,541	608
Koninklijke Philips NV (EUR denominated)[6]	20,932	451
Sonova Holding AG	1,294	412
Roche Holding AG, nonvoting non-registered shares	1,183	395
Novartis AG	4,335	367
CanSino Biologics, Inc., Class H	30,400	311
Genus PLC	7,584	231
Hutchmed China, Ltd. (ADR)[1]	17,569	222
BeiGene, Ltd. (ADR)[1]	1,332	216
Hypera SA, ordinary nominative shares	27,468	200
Innovent Biologics, Inc.[1]	13,000	58
		28,992

Energy 5.77%
BP PLC	586,455	2,772
TC Energy Corp. (CAD denominated)	41,511	2,150
TotalEnergies SE	39,592	2,090
Equinor ASA	57,171	1,988
Aker BP ASA (SDR)[2]	45,833	1,592
Aker BP ASA	8,613	299
Canadian Natural Resources, Ltd. (CAD denominated)	27,978	1,503
Cameco Corp.	52,229	1,098
Schlumberger, Ltd.	29,844	1,067
Tourmaline Oil Corp.	14,597	759
Reliance Industries, Ltd.[1]	19,013	625
TechnipFMC PLC[1]	75,572	509
INPEX Corp.	23,700	257
Var Energi ASA	42,709	168
Orron Energy AB	31,059	21
Gazprom PJSC (ADR)[2,3]	335,575	—	[4]
LUKOIL Oil Co. PJSC (ADR)[2,3]	9,706	—	[4]
Sovcomflot PAO[2,3]	356,717	—	[4]
		16,898

Communication services 4.92%
Koninklijke KPN NV	793,506	2,828
Tencent Holdings, Ltd.	46,000	2,078
Vodafone Group PLC	1,149,321	1,772
BT Group PLC	690,442	1,566
Nippon Telegraph and Telephone Corp.	38,800	1,114
Publicis Groupe SA	19,700	963
América Móvil, SAB de CV, Series L (ADR)	45,273	925
SoftBank Corp.	59,500	661
Indus Towers, Ltd.	245,887	651
Deutsche Telekom AG	28,506	566
Viaplay Group AB, Class B1	20,507	421
Telefónica, SA, non-registered shares[1]	53,453	272
NetEase, Inc.	10,800	198
Universal Music Group NV	9,437	189
Sea, Ltd., Class A (ADR)[1]	2,777	186
Yandex NV, Class A1,2,3	5,000	—	[4]
		14,390

Materials 4.67%
Vale SA, ordinary nominative shares	216,760	3,171
Vale SA, ordinary nominative shares (ADR)	107,874	1,578
Linde PLC	7,517	2,161
Koninklijke DSM NV	8,300	1,193
Barrick Gold Corp. (CAD denominated)[6]	29,977	530

90	American Funds Insurance Series

International Growth and Income Fund (continued)

Common stocks (continued)	Shares	Value (000)
Materials (continued)
Barrick Gold Corp.	27,000	$478
Asahi Kasei Corp.	98,300	751
Glencore PLC	131,072	710
Rio Tinto PLC	10,440	625
Sociedad Química y Minera de Chile SA, Class B (ADR)	6,427	537
Fortescue Metals Group, Ltd.	42,224	511
Fresnillo PLC	33,572	313
Sika AG	1,208	278
Air Liquide SA, non-registered shares	1,669	224
Shandong Sinocera Functional Material Co., Ltd., Class A	41,300	222
Shin-Etsu Chemical Co., Ltd.	1,900	214
Givaudan SA	52	183
Alrosa PJSC[2,3]	53,607	—	[4]
		13,679

Utilities 2.59%
Engie SA	190,289	2,187
Brookfield Infrastructure Partners LP	55,511	2,121
Enel SpA	254,531	1,392
ENN Energy Holdings, Ltd.	73,800	1,212
Iberdrola, SA, non-registered shares	36,760	381
Guangdong Investment, Ltd.	276,000	292
		7,585

Real estate 2.28%
CK Asset Holdings, Ltd.	324,500	2,295
Longfor Group Holdings, Ltd.	443,000	2,092
Link REIT	104,400	851
Embassy Office Parks REIT	133,382	632
Unibail-Rodamco-Westfield REIT, non-registered shares[1]	10,527	537
Country Garden Services Holdings Co., Ltd.	60,000	267
		6,674

Total common stocks (cost: $290,577,000)		267,238

Preferred securities 0.65%
Information technology 0.33%
Samsung Electronics Co., Ltd., nonvoting preferred shares	23,993	961

Materials 0.16%
Gerdau SA, preferred nominative shares	113,297	484

Consumer discretionary 0.16%
Volkswagen AG, nonvoting preferred shares	3,471	463

Total preferred securities (cost: $2,726,000)		1,908

Short-term securities 7.83%
Money market investments 7.40%
Capital Group Central Cash Fund 1.38%[7,8]	216,555	21,651

American Funds Insurance Series	91

International Growth and Income Fund (continued)

Short-term securities (continued)	Shares	Value (000)
Money market investments purchased with collateral from securities on loan 0.43%
Capital Group Central Cash Fund 1.38%[7,8,9]	3,605	$361
Goldman Sachs Financial Square Government Fund, Institutional Shares 1.39%[7,9]	190,311	191
BlackRock Liquidity Funds – FedFund, Institutional Shares 1.32%[7,9]	180,222	180
Invesco Short-Term Investments Trust – Government & Agency Portfolio, Institutional Class 1.38%[7,9]	180,223	180
Morgan Stanley Institutional Liquidity Funds – Government Portfolio, Institutional Class 1.38%[7,9]	180,223	180
State Street Institutional U.S. Government Money Market Fund, Institutional Class 1.40%[7,9]	180,223	180
		1,272

Total short-term securities (cost: $22,924,000)		22,923
Total investment securities 99.77% (cost: $316,227,000)		292,069
Other assets less liabilities 0.23%		671

Net assets 100.00%		$292,740

Forward currency contracts

				Unrealized
Contract amount				appreciation
Currency purchased	Currency sold		Settlement	at 6/30/2022
(000)	(000)	Counterparty	date	(000)
USD 446	GBP 365	JPMorgan Chase	9/16/2022	$1

Investments in affiliates8

	Value of affiliates at 1/1/2022 (000)	Additions (000)		Reductions (000)	Net realized loss (000)	Net unrealized depreciation (000)	Value of affiliates at 6/30/2022 (000)	Dividend income (000)
Short-term securities 7.52%
Money market investments 7.40%
Capital Group Central Cash Fund 1.38%[7]	$21,699	$53,334		$53,374	$(2)	$(6)	$21,651	$52
Money market investments purchased with collateral from securities on loan 0.12%
Capital Group Central Cash Fund 1.38%[7,9]	—	361	[10]				361	—	[11]
Total short-term securities							22,012
Total 7.52%					$(2)	$(6)	$22,012	$52

[1]	Security did not produce income during the last 12 months.
[2]	Valued under fair value procedures adopted by authority of the board of trustees. The total value of all such securities was $1,695,000, which represented .58% of the net assets of the fund.
[3]	Value determined using significant unobservable inputs.
[4]	Amount less than one thousand.
[5]	Acquired in a transaction exempt from registration under Rule 144A of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was less than $1,000, which represented less than .01% of the net assets of the fund.
[6]	All or a portion of this security was on loan. The total value of all such securities was $2,221,000, which represented .76% of the net assets of the fund. Refer to Note 5 for more information on securities lending.
[7]	Rate represents the seven-day yield at 6/30/2022.
[8]	Part of the same “group of investment companies” as the fund as defined under the Investment Company Act of 1940, as amended.
[9]	Security purchased with cash collateral from securities on loan. Refer to Note 5 for more information on securities lending.
[10]	Represents net activity. Refer to Note 5 for more information on securities lending.
[11]	Dividend income is included with securities lending income in the fund’s statement of operations and is not shown in this table.

92	American Funds Insurance Series

International Growth and Income Fund (continued)

Key to abbreviations

ADR = American Depositary Receipts

CAD = Canadian dollars

EUR = Euros

GBP = British pounds

GDR = Global Depositary Receipts

REIT = Real Estate Investment Trust

SDR = Swedish Depositary Receipts

USD = U.S. dollars

Refer to the notes to financial statements.

American Funds Insurance Series	93

Capital Income Builder
Investment portfolio June 30, 2022	unaudited

Common stocks 72.76%	Shares	Value (000)
Financials 12.34%
Zurich Insurance Group AG	39,843	$17,329
Toronto-Dominion Bank (CAD denominated)	159,743	10,475
PNC Financial Services Group, Inc.	59,040	9,315
CME Group, Inc., Class A	44,748	9,160
Morgan Stanley	85,379	6,494
Münchener Rückversicherungs-Gesellschaft AG	23,528	5,528
DNB Bank ASA	294,024	5,270
JPMorgan Chase & Co.	46,574	5,245
Power Corporation of Canada, subordinate voting shares	179,126	4,609
Principal Financial Group, Inc.	58,334	3,896
DBS Group Holdings, Ltd.	158,153	3,379
Ping An Insurance (Group) Company of China, Ltd., Class H	441,500	3,002
Ping An Insurance (Group) Company of China, Ltd., Class A	28,657	200
Tryg A/S	135,983	3,053
KeyCorp	169,905	2,927
American International Group, Inc.	53,986	2,760
Webster Financial Corp.	64,148	2,704
AIA Group, Ltd.	241,600	2,619
Great-West Lifeco, Inc.	93,285	2,278
B3 SA-Brasil, Bolsa, Balcao	1,032,986	2,163
KBC Groep NV	37,463	2,102
BlackRock, Inc.	3,246	1,977
Travelers Companies, Inc.	10,982	1,857
East West Bancorp, Inc.	28,480	1,846
ING Groep NV	161,558	1,597
Kaspi.kz JSC[1]	28,497	1,297
Kaspi.kz JSC (GDR)	4,869	221
National Bank of Canada[2]	22,809	1,497
Citizens Financial Group, Inc.	40,543	1,447
OneMain Holdings, Inc.	37,485	1,401
State Street Corp.	18,128	1,118
Truist Financial Corp.	23,131	1,097
Swedbank AB, Class A	84,919	1,073
China Pacific Insurance (Group) Co., Ltd., Class H	424,950	1,039
Franklin Resources, Inc.	40,856	952
PICC Property and Casualty Co., Ltd., Class H	904,000	940
Euronext NV	10,888	889
Hang Seng Bank, Ltd.	50,100	884
BNP Paribas SA	17,927	852
Hong Kong Exchanges and Clearing, Ltd.	17,200	846
Marsh & McLennan Companies, Inc.	5,132	797
EFG International AG	107,137	788
Citigroup, Inc.	16,200	745
Bank Central Asia Tbk PT	1,423,700	693
TPG, Inc., Class A2	26,945	644
China Merchants Bank Co., Ltd., Class H	88,000	589
Vontobel Holding AG	8,314	584
Banco Santander, SA	201,758	568
Patria Investments, Ltd., Class A	36,005	476
Macquarie Group, Ltd.	3,698	420
Wells Fargo & Company	10,594	415
Cullen/Frost Bankers, Inc.	3,136	365
SouthState Corp.	3,028	234
Blackstone, Inc., nonvoting shares	2,530	231
CaixaBank, SA	59,094	205
UniCredit SpA	17,367	165
IIFL Wealth Management, Ltd.	8,122	152
Moscow Exchange MICEX-RTS PJSC[3,4,5]	875,002	—	[6]
Sberbank of Russia PJSC[1,3,4,5]	204,176	—	[6]
		135,409

94	American Funds Insurance Series

Capital Income Builder (continued)

Common stocks (continued)	Shares	Value (000)
Consumer staples 10.32%
Philip Morris International, Inc.	270,227	$26,682
British American Tobacco PLC	455,151	19,500
Nestlé SA	81,615	9,527
General Mills, Inc.	111,828	8,437
PepsiCo, Inc.	47,687	7,948
Kimberly-Clark Corp.	48,490	6,553
Altria Group, Inc.	151,739	6,338
Imperial Brands PLC	184,470	4,123
ITC, Ltd.	1,161,693	4,023
Unilever PLC (GBP denominated)	72,454	3,282
Danone SA	47,160	2,632
Carlsberg A/S, Class B	19,656	2,504
Keurig Dr Pepper, Inc.	54,657	1,934
Anheuser-Busch InBev SA/NV	26,838	1,444
Coca-Cola Company	21,263	1,338
Kraft Heinz Company	31,511	1,202
Mondelez International, Inc.	14,188	881
Procter & Gamble Company	5,012	721
Vector Group, Ltd.	68,110	715
Seven & i Holdings Co., Ltd.	18,300	710
Inner Mongolia Yili Industrial Group Co., Ltd., Class A	95,200	554
Wuliangye Yibin Co., Ltd., Class A	17,100	516
Reckitt Benckiser Group PLC	6,554	492
Viscofan, SA, non-registered shares	8,226	453
Scandinavian Tobacco Group A/S	21,667	424
Hilton Food Group PLC	29,160	363
Coca-Cola HBC AG (CDI)	800	18
		113,314

Health care 8.71%
AbbVie, Inc.	142,914	21,889
Amgen, Inc.	51,643	12,565
GSK PLC	458,716	9,859
Gilead Sciences, Inc.	155,252	9,596
AstraZeneca PLC	53,547	7,040
Medtronic PLC	76,150	6,834
Abbott Laboratories	62,845	6,828
Novartis AG	72,111	6,107
UnitedHealth Group, Inc.	5,796	2,977
Pfizer, Inc.	50,556	2,651
Roche Holding AG, nonvoting non-registered shares	7,287	2,432
Bristol-Myers Squibb Company	28,685	2,209
Royalty Pharma PLC, Class A	41,526	1,746
CVS Health Corp.	7,829	725
Merck & Co., Inc.	7,825	713
EBOS Group, Ltd.	28,985	706
Bayer AG	11,554	687
Koninklijke Philips NV (EUR denominated)	2,984	64
Organon & Co.	662	22
		95,650

Information technology 8.04%
Broadcom, Inc.	57,187	27,783
Microsoft Corp.	68,566	17,610
Taiwan Semiconductor Manufacturing Company, Ltd.	620,800	9,938
QUALCOMM, Inc.	39,978	5,107
Automatic Data Processing, Inc.	15,874	3,334
Intel Corp.	77,261	2,890
MediaTek, Inc.	110,000	2,408
KLA Corp.	6,685	2,133
GlobalWafers Co., Ltd.	136,938	2,086
Texas Instruments, Inc.	12,972	1,993

American Funds Insurance Series	95

Capital Income Builder (continued)

Common stocks (continued)	Shares	Value (000)
Information technology (continued)
Paychex, Inc.	16,447	$1,873
NetApp, Inc.	28,247	1,843
Apple, Inc.	12,770	1,746
Vanguard International Semiconductor Corp.	566,700	1,464
Tokyo Electron, Ltd.	3,400	1,110
Western Union Company	66,602	1,097
SAP SE	9,801	893
Fidelity National Information Services, Inc.	9,453	867
Analog Devices, Inc.	4,507	658
Tripod Technology Corp.	142,000	533
SINBON Electronics Co., Ltd.	42,446	363
International Business Machines Corp.	2,381	336
BE Semiconductor Industries NV	3,388	163
		88,228

Utilities 6.73%
Dominion Energy, Inc.	128,049	10,220
DTE Energy Company	52,990	6,717
National Grid PLC	465,204	5,957
Power Grid Corporation of India, Ltd.	2,035,755	5,462
Iberdrola, SA, non-registered shares	447,637	4,642
The Southern Co.	63,638	4,538
Enel SpA	809,492	4,428
E.ON SE	508,142	4,264
Edison International	53,687	3,395
Public Service Enterprise Group, Inc.	48,416	3,064
Duke Energy Corp.	26,321	2,822
Evergy, Inc.	39,780	2,596
AES Corp.	104,535	2,196
Entergy Corp.	19,327	2,177
NextEra Energy, Inc.	24,483	1,896
Exelon Corp.	41,656	1,888
Engie SA	109,459	1,258
Engie SA, bonus shares[3]	36,900	424
SSE PLC	72,232	1,421
CenterPoint Energy, Inc.	48,046	1,421
Sempra Energy	5,735	862
Power Assets Holdings, Ltd.	106,500	670
ENN Energy Holdings, Ltd.	32,400	532
Centrica PLC[5]	502,131	489
American Electric Power Company, Inc.	2,832	272
CMS Energy Corp.	3,992	270
		73,881

Real estate 6.72%
Crown Castle International Corp. REIT	136,797	23,034
VICI Properties, Inc. REIT	642,122	19,129
Digital Realty Trust, Inc. REIT	45,793	5,945
Gaming and Leisure Properties, Inc. REIT	95,781	4,392
Link REIT	355,366	2,898
Federal Realty Investment Trust REIT	27,495	2,632
CK Asset Holdings, Ltd.	308,000	2,178
American Tower Corp. REIT	7,508	1,919
Equinix, Inc. REIT	2,214	1,455
Longfor Group Holdings, Ltd.	249,000	1,176
Embassy Office Parks REIT	234,370	1,111
Charter Hall Group REIT	145,400	1,087
Powergrid Infrastructure Investment Trust	650,141	1,062
Americold Realty Trust, Inc.	32,239	968
Mindspace Business Parks REIT	214,689	953
Extra Space Storage, Inc. REIT	5,512	938
TAG Immobilien AG	63,810	728

96	American Funds Insurance Series

Capital Income Builder (continued)

Common stocks (continued)	Shares	Value (000)
Real estate (continued)
Sun Hung Kai Properties, Ltd.	61,255	$724
CTP NV	49,335	569
PSP Swiss Property AG	3,583	399
CubeSmart REIT	7,663	327
Douglas Elliman, Inc.	29,146	140
		73,764

Industrials 5.98%
Raytheon Technologies Corp.	212,630	20,436
Lockheed Martin Corp.	13,286	5,712
BAE Systems PLC	507,662	5,130
Honeywell International, Inc.	20,665	3,592
L3Harris Technologies, Inc.	13,435	3,247
Singapore Technologies Engineering, Ltd.	1,096,500	3,220
RELX PLC	98,945	2,681
RELX PLC (ADR)	7,965	215
Kone OYJ, Class B	54,424	2,587
VINCI SA	25,880	2,304
BOC Aviation, Ltd.	245,100	2,060
Siemens AG	19,999	2,035
Trinity Industries, Inc.	72,684	1,760
CCR SA, ordinary nominative shares	449,174	1,075
ABB, Ltd.	38,536	1,028
LIXIL Corp.	54,600	1,022
Compañia de Distribución Integral Logista Holdings, SA, non-registered shares	49,377	966
Trelleborg AB, Class B	47,577	959
Grupo Aeroportuario del Pacífico, SAB de CV, Class B	64,480	898
Ventia Services Group Pty, Ltd.	490,862	844
United Parcel Service, Inc., Class B	4,455	813
Waste Management, Inc.	4,008	613
General Dynamics Corp.	2,480	549
Deutsche Post AG	14,410	540
Airbus SE, non-registered shares	3,671	356
Atlas Corp.[2]	23,578	252
Norfolk Southern Corp.	1,084	246
Sulzer AG	3,814	237
Melrose Industries PLC	122,162	223
		65,600

Energy 5.22%
TC Energy Corp. (CAD denominated)[2]	205,882	10,665
TC Energy Corp.	15,067	781
Canadian Natural Resources, Ltd. (CAD denominated)	190,567	10,240
Chevron Corp.	45,673	6,613
TotalEnergies SE	76,665	4,047
BP PLC	747,631	3,534
Shell PLC (GBP denominated)	116,755	3,033
Shell PLC (ADR)	8,003	418
Exxon Mobil Corp.	36,914	3,161
EOG Resources, Inc.	26,655	2,944
ConocoPhillips	30,877	2,773
Enbridge, Inc. (CAD denominated)	48,315	2,040
Baker Hughes Co., Class A	50,603	1,461
Schlumberger, Ltd.	35,730	1,278
Equitrans Midstream Corp.	200,167	1,273
Woodside Energy Group, Ltd.	34,151	750
Woodside Energy Group, Ltd. (CDI)[5]	23,081	489
Pioneer Natural Resources Company	5,252	1,172
DT Midstream, Inc.	12,803	628
Gazprom PJSC (ADR)[3,4]	440,214	—	[6]
		57,300

American Funds Insurance Series	97

Capital Income Builder (continued)

Common stocks (continued)	Shares	Value (000)
Communication services 3.26%
Comcast Corp., Class A	269,639	$10,581
Verizon Communications, Inc.	106,248	5,392
SoftBank Corp.	373,800	4,150
Koninklijke KPN NV	1,040,033	3,707
BCE, Inc.	64,510	3,171
Nippon Telegraph and Telephone Corp.	66,400	1,907
HKT Trust and HKT, Ltd., units	1,381,240	1,855
Singapore Telecommunications, Ltd.	573,200	1,044
Pearson PLC	106,351	971
WPP PLC	81,133	814
Omnicom Group, Inc.	10,162	646
Indus Towers, Ltd.	211,665	560
ITV PLC	569,947	453
ProSiebenSat.1 Media SE	40,927	378
Vodafone Group PLC	144,892	223
		35,852

Consumer discretionary 2.73%
McDonald’s Corp.	19,734	4,872
Midea Group Co., Ltd., Class A	385,475	3,477
Home Depot, Inc.	12,486	3,425
Industria de Diseño Textil, SA	151,346	3,424
Kering SA	5,429	2,788
Starbucks Corp.	36,027	2,752
VF Corp.	27,355	1,208
Hasbro, Inc.	14,296	1,171
Galaxy Entertainment Group, Ltd.	190,000	1,133
YUM! Brands, Inc.	9,688	1,100
Cie. Financière Richemont SA, Class A	9,843	1,048
LVMH Moët Hennessy-Louis Vuitton SE	1,480	902
Darden Restaurants, Inc.	7,867	890
Restaurant Brands International, Inc.	14,808	743
OPAP SA	27,844	398
Inchcape PLC	26,460	224
Thule Group AB	8,654	213
Kindred Group PLC (SDR)	19,169	159
		29,927

Materials 2.71%
Vale SA, ordinary nominative shares (ADR)	354,178	5,181
Vale SA, ordinary nominative shares	248,874	3,641
Rio Tinto PLC	77,432	4,634
BHP Group, Ltd. (CDI)	127,875	3,576
LyondellBasell Industries NV	28,394	2,483
Linde PLC	8,196	2,357
Air Products and Chemicals, Inc.	8,303	1,997
Evonik Industries AG	53,622	1,144
International Flavors & Fragrances, Inc.	8,013	954
BASF SE	21,232	924
Sociedad Química y Minera de Chile SA, Class B (ADR)	8,531	713
Asahi Kasei Corp.	92,600	707
UPM-Kymmene Oyj	19,277	586
Nexa Resources SA2	51,286	308
WestRock Co.	7,448	297
Fortescue Metals Group, Ltd.	19,956	241
		29,743

Total common stocks (cost: $689,320,000)		798,668

98	American Funds Insurance Series

Capital Income Builder (continued)

Preferred securities 0.05%	Shares		Value (000)
Information technology 0.05%
Samsung Electronics Co., Ltd., nonvoting preferred shares		12,647	$506

Total preferred securities (cost: $419,000)			506

Rights & warrants 0.00%
Consumer discretionary 0.00%
Compagnie Financière Richemont SA, Class A, warrants, expire 2023[5]		7,130	4

Total rights & warrants (cost: $0)			4

Convertible stocks 0.65%
Information technology 0.33%
Broadcom, Inc., Series A, cumulative convertible preferred shares, 8.00% 2022		2,393	3,597

Utilities 0.15%
AES Corp., convertible preferred units, 6.875% 2024		8,659	747
American Electric Power Company, Inc., convertible preferred units, 6.125% 2023		9,704	524
NextEra Energy, Inc., convertible preferred units, 6.219% 2023		8,500	418
			1,689

Health care 0.10%
Danaher Corp., Series B, cumulative convertible preferred shares, 5.00% 2023[2]		841	1,113

Consumer discretionary 0.07%
Aptiv PLC, Series A, convertible preferred shares, 5.50% 2023		6,948	732

Total convertible stocks (cost: $6,038,000)			7,131

Investment funds 2.62%
Capital Group Central Corporate Bond Fund[7]		3,406,631	28,752

Total investment funds (cost: $33,973,000)			28,752

Bonds, notes & other debt instruments 18.31%	Principal amount (000)
U.S. Treasury bonds & notes 9.47%
U.S. Treasury 6.36%
U.S. Treasury 0.125% 2022	USD	1,625	1,606
U.S. Treasury 0.125% 2023		2,200	2,169
U.S. Treasury 0.375% 2023		875	846
U.S. Treasury 0.625% 2024		11,050	10,470
U.S. Treasury 0.75% 2024		5,965	5,655
U.S. Treasury 2.50% 2024		5,424	5,378
U.S. Treasury 0.375% 2025		507	471
U.S. Treasury 0.75% 2026		4,903	4,495
U.S. Treasury 0.75% 2026		3,850	3,523
U.S. Treasury 0.75% 2026		1	1
U.S. Treasury 1.125% 2026		4,030	3,714
U.S. Treasury 1.875% 2026		6,300	6,026
U.S. Treasury 2.00% 2026[8]		2,800	2,677
U.S. Treasury 0.50% 2027		2,900	2,567
U.S. Treasury 2.50% 2027		1,440	1,405
U.S. Treasury 2.625% 2027		6,605	6,479
U.S. Treasury 1.25% 2028		1,350	1,219
U.S. Treasury 2.875% 2032		5,696	5,628

American Funds Insurance Series	99

Capital Income Builder (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)			Value (000)
U.S. Treasury bonds & notes (continued)
U.S. Treasury (continued)
U.S. Treasury 1.125% 2040[8]	USD	2,400		$1,665
U.S. Treasury 2.00% 2041		300		237
U.S. Treasury 2.375% 2051[8]		197		165
U.S. Treasury 2.25% 2052[8]		4,176		3,422
				69,818

U.S. Treasury inflation-protected securities 3.11%
U.S. Treasury Inflation-Protected Security 0.125% 2023[9]		2,532		2,576
U.S. Treasury Inflation-Protected Security 0.375% 2023[9]		1,764		1,796
U.S. Treasury Inflation-Protected Security 0.625% 2023[9]		3,298		3,356
U.S. Treasury Inflation-Protected Security 0.125% 2024[9]		5,769		5,828
U.S. Treasury Inflation-Protected Security 0.125% 2024[9]		4,979		5,011
U.S. Treasury Inflation-Protected Security 0.50% 2024[9]		2,491		2,527
U.S. Treasury Inflation-Protected Security 0.625% 2024[9]		2,986		3,036
U.S. Treasury Inflation-Protected Security 0.125% 2025[9]		1,231		1,231
U.S. Treasury Inflation-Protected Security 0.125% 2025[9]		223		223
U.S. Treasury Inflation-Protected Security 0.25% 2025[9]		523		526
U.S. Treasury Inflation-Protected Security 0.375% 2025[9]		366		369
U.S. Treasury Inflation-Protected Security 0.125% 2026[9]		2,317		2,295
U.S. Treasury Inflation-Protected Security 0.125% 2030[9]		2,078		1,980
U.S. Treasury Inflation-Protected Security 0.125% 2031[9]		1,777		1,686
U.S. Treasury Inflation-Protected Security 0.125% 2031[9]		135		128
U.S. Treasury Inflation-Protected Security 0.125% 2051[8,9]		1,971		1,506
				34,074

Total U.S. Treasury bonds & notes				103,892

Mortgage-backed obligations 6.24%
Federal agency mortgage-backed obligations 5.38%
Fannie Mae Pool #695412 5.00% 2033[10]		—	[6]	—	[6]
Fannie Mae Pool #AD3566 5.00% 2035[10]		2		2
Fannie Mae Pool #AC0794 5.00% 2039[10]		5		5
Fannie Mae Pool #931768 5.00% 2039[10]		1		1
Fannie Mae Pool #AE0311 3.50% 2040[10]		10		9
Fannie Mae Pool #932606 5.00% 2040[10]		3		3
Fannie Mae Pool #AJ1873 4.00% 2041[10]		7		7
Fannie Mae Pool #AE1248 5.00% 2041[10]		9		9
Fannie Mae Pool #AE1274 5.00% 2041[10]		7		7
Fannie Mae Pool #AE1277 5.00% 2041[10]		5		5
Fannie Mae Pool #AE1283 5.00% 2041[10]		2		3
Fannie Mae Pool #AE1290 5.00% 2042[10]		5		6
Fannie Mae Pool #AT0300 3.50% 2043[10]		2		2
Fannie Mae Pool #AT3954 3.50% 2043[10]		2		2
Fannie Mae Pool #AY1829 3.50% 2044[10]		2		2
Fannie Mae Pool #BJ5015 4.00% 2047[10]		42		42
Fannie Mae Pool #BH3122 4.00% 2047[10]		1		1
Fannie Mae Pool #BK6840 4.00% 2048[10]		28		28
Fannie Mae Pool #BK5232 4.00% 2048[10]		21		21
Fannie Mae Pool #BK9743 4.00% 2048[10]		8		8
Fannie Mae Pool #BK9761 4.50% 2048[10]		5		5
Fannie Mae Pool #CA5540 3.00% 2050[10]		3,412		3,206
Fannie Mae Pool #BF0142 5.50% 2056[10]		422		453
Fannie Mae Pool #BF0342 5.50% 2059[10]		280		305
Fannie Mae Pool #BF0497 3.00% 2060[10]		346		326
Freddie Mac Pool #Q15874 4.00% 2043[10]		1		1
Freddie Mac Pool #G67711 4.00% 2048[10]		254		255
Freddie Mac Pool #Q56599 4.00% 2048[10]		32		32
Freddie Mac Pool #Q55971 4.00% 2048[10]		22		22
Freddie Mac Pool #Q56175 4.00% 2048[10]		19		19
Freddie Mac Pool #Q55970 4.00% 2048[10]		11		11
Freddie Mac Pool #Q58411 4.50% 2048[10]		58		60

100	American Funds Insurance Series

Capital Income Builder (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)			Value (000)
Mortgage-backed obligations (continued)
Federal agency mortgage-backed obligations (continued)
Freddie Mac Pool #Q58436 4.50% 2048[10]	USD	31		$31
Freddie Mac Pool #Q58378 4.50% 2048[10]		21		21
Freddie Mac Pool #Q57242 4.50% 2048[10]		16		16
Freddie Mac Pool #ZT1704 4.50% 2049[10]		1,338		1,369
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-2, Class MA, 3.00% 2056[10]		253		246
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-2, Class HA, 3.00% 2056[10,11]		249		243
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-1, Class HA, 3.00% 2056[10,11]		122		119
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-4, Class HT, 3.25% 2057[10,11]		103		100
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-4, Class MT, 3.50% 2057[10]		85		83
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2018-3, Class MA, 3.50% 2057[10]		22		21
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2019-1, Class MT, 3.50% 2058[10]		1,051		1,024
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2019-2, Class MA, 3.50% 2058[10]		676		669
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2019-1, Class MA, 3.50% 2058[10]		444		440
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2019-3, Class MA, 3.50% 2058[10]		20		20
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2019-3, Class MT, 3.50% 2058[10]		11		10
Freddie Mac Seasoned Loan Structured Transaction Trust, Series 2018-2, Class A1, 3.50% 2028[10]		993		985
Freddie Mac Seasoned Loan Structured Transaction Trust, Series 2019-2, Class A1C, 2.75% 2029[10]		1,388		1,334
Government National Mortgage Assn. 4.00% 2052[10,12]		3,313		3,292
Government National Mortgage Assn. 4.00% 2052[10,12]		2,829		2,818
Government National Mortgage Assn. 4.50% 2052[10,12]		1,145		1,157
Government National Mortgage Assn. 5.00% 2052[10,12]		3,624		3,700
Government National Mortgage Assn. 5.00% 2052[10,12]		27		28
Government National Mortgage Assn. Pool #MA5764 4.50% 2049[10]		502		514
Government National Mortgage Assn. Pool #694836 5.665% 2059[10]		1		1
Government National Mortgage Assn. Pool #765152 4.14% 2061[10]		—	[6]	—	[6]
Government National Mortgage Assn. Pool #766525 4.70% 2062[10]		—	[6]	—	[6]
Government National Mortgage Assn. Pool #725893 5.20% 2064[10]		—	[6]	—	[6]
Government National Mortgage Assn. Pool #AA7554 6.64% 2064[10]		1		1
Uniform Mortgage-Backed Security 2.50% 2037[10,12]		1,608		1,536
Uniform Mortgage-Backed Security 3.00% 2052[10,12]		1,900		1,768
Uniform Mortgage-Backed Security 3.00% 2052[10,12]		1,720		1,602
Uniform Mortgage-Backed Security 3.50% 2052[10,12]		1,927		1,851
Uniform Mortgage-Backed Security 4.00% 2052[10,12]		11,242		11,051
Uniform Mortgage-Backed Security 4.00% 2052[10,12]		531		523
Uniform Mortgage-Backed Security 4.50% 2052[10,12]		7,550		7,550
Uniform Mortgage-Backed Security 4.50% 2052[10,12]		5,351		5,362
Uniform Mortgage-Backed Security 5.00% 2052[10,12]		3,606		3,664
Uniform Mortgage-Backed Security 5.00% 2052[10,12]		1,050		1,069
				59,076

Collateralized mortgage-backed obligations (privately originated) 0.52%
Arroyo Mortgage Trust, Series 2021-1R, Class A1, 1.175% 2048[1,10,11]		161		150
Binom Securitization Trust, Series 2022-RPL1, Class A1, 3.00% 2061[1,10,11]		91		87
BRAVO Residential Funding Trust, Series 2022-RPL1, Class A1, 2.75% 2061[1,10]		95		89
Cascade Funding Mortgage Trust, Series 2020-HB4, Class A, 0.946% 2030[1,10,11]		97		96
Cascade Funding Mortgage Trust, Series 2021-HB7, Class A, 1.151% 2031[1,10,11]		153		150
Cascade Funding Mortgage Trust, Series 2021-HB6, Class A, 0.898% 2036[1,10,11]		122		120

American Funds Insurance Series	101

Capital Income Builder (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Mortgage-backed obligations (continued)
Collateralized mortgage-backed obligations (privately originated) (continued)
CIM Trust, Series 2022-R2, Class A1, 3.75% 2061[1,10,11]	USD	201	$195
Citigroup Mortgage Loan Trust, Inc., Series 2020-EXP1, Class A1A, 1.804% 2060[1,10,11]		12	11
Connecticut Avenue Securities, Series 2021-R01, Class 1M1, (30-day Average USD-SOFR + 0.75%) 1.676% 2041[1,10,11]		11	11
Connecticut Avenue Securities, Series 2022-R04, Class 1M1, (30-day Average USD-SOFR + 2.00%) 2.926% 2042[1,10,11]		158	155
Finance of America Structured Securities Trust, Series 2019-JR4, Class A, 2.00% 2069[1,10]		68	69
Finance of America Structured Securities Trust, Series 2019-JR3, Class A, 2.00% 2069[1,10]		61	63
Flagstar Mortgage Trust, Series 2021-10INV, Class A3, 2.50% 2051[1,10,11]		122	105
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2015-DNA3, Class M3, (1-month USD-LIBOR + 4.70%) 6.324% 2028[10,11]		294	303
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2022-DNA3, Class M1A, (30-day Average USD-SOFR + 2.00%) 2.926% 2042[1,10,11]		171	169
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2022-DNA4, Class M1A, (30-day Average USD-SOFR + 2.20%) 3.126% 2042[1,10,11]		96	94
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2020-DNA1, Class M2, (1-month USD-LIBOR + 1.70%) 3.324% 2050[1,10,11]		247	244
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2020-DNA2, Class M2, (1-month USD-LIBOR + 1.85%) 3.474% 2050[1,10,11]		482	477
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2020-DNA3, Class B1, (1-month USD-LIBOR + 5.10%) 6.724% 2050[1,10,11]		120	122
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2020-DNA4, Class B1, (1-month USD-LIBOR + 6.00%) 7.624% 2050[1,10,11]		175	183
Home Partners of America Trust, Series 2022-1, Class A, 3.93% 2039[1,10]		202	197
Legacy Mortgage Asset Trust, Series 2019-GS5, Class A1, 3.20% 2059[1,10,11]		137	137
Legacy Mortgage Asset Trust, Series 2021-GS2, Class A1, 1.75% 2061[1,10,11]		83	79
Legacy Mortgage Asset Trust, Series 2022-GS1, Class A1, 4.00% 2061 (7.00% on 4/25/2025)[1,3,10,13]		215	208
Legacy Mortgage Asset Trust, Series 2021-GS5, Class A1, 2.25% 2067 (5.25% on 11/25/2024)[1,10,13]		141	132
Mello Warehouse Securitization Trust, Series 2020-2, Class A, (1-month USD-LIBOR + 0.80%) 2.424% 2053[1,10,11]		105	104
Mello Warehouse Securitization Trust, Series 2021-3, Class A, (1-month USD-LIBOR + 0.85%) 2.474% 2055[1,10,11]		202	196
MRA Issuance Trust, Series 2020-10, Class A3, (1-month USD-LIBOR + 1.30%) 2.10% 2022[1,10,11]		353	349
NewRez Warehouse Securitization Trust, Series 2021-1, Class A, (1-month USD-LIBOR + 0.75%) 2.374% 2055[1,10,11]		281	278
Progress Residential Trust, Series 2022-SFR3, Class A, 3.20% 2039[1,10]		100	95
Reverse Mortgage Investment Trust, Series 2021-HB1, Class A, 1.259% 2031[1,10,11]		90	86
Towd Point Mortgage Trust, Series 2016-5, Class A1, 2.50% 2056[1,10,11]		29	29
Towd Point Mortgage Trust, Series 2017-6, Class A1, 2.75% 2057[1,10,11]		47	46
Towd Point Mortgage Trust, Series 2017-3, Class A1, 2.75% 2057[1,10,11]		26	25
Towd Point Mortgage Trust, Series 2018-2, Class A1, 3.25% 2058[1,10,11]		57	56
Towd Point Mortgage Trust, Series 2018-5, Class A1A, 3.25% 2058[1,10,11]		28	28
Towd Point Mortgage Trust, Series 2020-4, Class A1, 1.75% 2060[1,10]		516	476
Treehouse Park Improvement Association No.1 - Anleihen 9.75% 2033[1,3,4]		100	88
Tricon Residential, Series 2021-SFR1, Class A, 1.943% 2038[1,10]		196	179
			5,681

102	American Funds Insurance Series

Capital Income Builder (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Mortgage-backed obligations (continued)
Commercial mortgage-backed securities 0.34%
Boca Commercial Mortgage Trust, Series 2022-BOCA, Class A, (1-month USD CME Term SOFR + 1.767%) 2.27% 2039[1,10,11]	USD	110	$108
BPR Trust, Series 2022-OANA, Class A, (1-month USD CME Term SOFR + 1.898%) 3.177% 2037[1,10,11]		329	323
BX Trust, Series 2022-CSMO, Class A, (1-month USD CME Term SOFR + 2.11%) 2.865% 2027[1,10,11]		332	329
BX Trust, Series 2021-VOLT, Class A, (1-month USD-LIBOR + 0.70%) 2.024% 2036[1,10,11]		548	529
BX Trust, Series 2021-ARIA, Class A, (1-month USD-LIBOR + 0.899%) 2.223% 2036[1,10,11]		266	251
BX Trust, Series 2021-ARIA, Class C, (1-month USD-LIBOR + 1.646%) 2.97% 2036[1,10,11]		100	93
BX Trust, Series 2022-IND, Class A, (1-month USD CME Term SOFR + 1.491%) 2.825% 2037[1,10,11]		166	162
BX Trust, Series 2021-SOAR, Class A, (1-month USD-LIBOR + 0.67%) 1.994% 2038[1,10,11]		173	166
BX Trust, Series 2021-SOAR, Class D, (1-month USD-LIBOR + 1.40%) 2.724% 2038[1,10,11]		99	94
BX Trust, Series 2021-ACNT, Class C, (1-month USD-LIBOR + 1.50%) 2.825% 2038[1,10,11]		100	95
Extended Stay America Trust, Series 2021-ESH, Class A, (1-month USD-LIBOR + 1.08%) 2.405% 2038[1,10,11]		99	97
GS Mortgage Securities Trust, Series 2018-HULA, Class A, 2.244% 2025[1,10,11]		229	224
Hawaii Hotel Trust, Series 2019-MAUI, Class A, (1-month USD-LIBOR + 1.15%) 2.474% 2038[1,10,11]		300	292
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2022-OPO, Class C, 3.45% 2039[1,10,11]		100	89
La Quinta Mortgage Trust, Series 2022-LAQ, Class A, (1-month USD CME Term SOFR + 1.724%) 3.058% 2039[1,10,11]		193	188
LUXE Commercial Mortgage Trust, Series 2021-TRIP, Class A, (1-month USD-LIBOR + 1.05%) 2.374% 2038[1,10,11]		179	173
Multi Family Connecticut Avenue Securities, Series 2019-1, Class M10, (1-month USD-LIBOR + 3.25%) 4.874% 2049[1,10,11]		150	140
SREIT Trust, Series 2021-MFP, Class A, (1-month USD-LIBOR + 0.731%) 2.055% 2038[1,10,11]		361	344
			3,697

Total mortgage-backed obligations			68,454

Corporate bonds, notes & loans 1.83%
Energy 0.35%
Apache Corp. 4.25% 2030		385	342
Baker Hughes Co. 2.061% 2026		8	7
BP Capital Markets America, Inc. 3.633% 2030		360	341
Cenovus Energy, Inc. 5.40% 2047		75	72
Diamondback Energy, Inc. 4.25% 2052		57	48
Energy Transfer Operating LP 5.00% 2050		66	56
Energy Transfer Partners LP 5.30% 2047		14	12
EQT Corp. 5.00% 2029		35	34
EQT Corp. 3.625% 2031[1]		20	17
Equinor ASA 2.375% 2030		365	320
Exxon Mobil Corp. 2.995% 2039		200	164
MPLX LP 5.50% 2049		625	581
New Fortress Energy, Inc. 6.50% 2026[1]		80	73
NGL Energy Operating, LLC 7.50% 2026[1]		80	72
ONEOK, Inc. 3.10% 2030		42	36
ONEOK, Inc. 4.95% 2047		51	44
ONEOK, Inc. 7.15% 2051		97	103
Pemex Project Funding Master Trust, Series 13, 6.625% 2035		150	103
Petróleos Mexicanos 6.50% 2029		20	16
Petróleos Mexicanos 8.75% 2029[1]		222	201

American Funds Insurance Series	103

Capital Income Builder (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Corporate bonds, notes & loans (continued)
Energy (continued)
Petróleos Mexicanos 7.69% 2050	USD	75	$50
Sabine Pass Liquefaction, LLC 4.50% 2030		142	136
Shell International Finance BV 2.00% 2024		420	408
TransCanada Corp. 5.875% 2076 (3-month USD-LIBOR + 4.64% on 8/15/2026)[13]		540	515
TransCanada PipeLines, Ltd. 5.10% 2049		150	149
			3,900

Health care 0.31%
AbbVie, Inc. 3.20% 2029		25	23
AbbVie, Inc. 4.25% 2049		39	35
Amgen, Inc. 3.35% 2032		36	33
Amgen, Inc. 4.20% 2052		19	17
AstraZeneca PLC 3.375% 2025		200	198
AstraZeneca PLC 3.00% 2051		11	9
Centene Corp. 4.625% 2029		530	496
Centene Corp. 3.375% 2030		179	152
Centene Corp. 2.625% 2031		40	32
Gilead Sciences, Inc. 1.65% 2030		8	7
HCA, Inc. 3.625% 2032[1]		16	14
Humana, Inc. 3.70% 2029		12	11
Merck & Co., Inc. 1.70% 2027		118	107
Merck & Co., Inc. 3.40% 2029		110	106
Merck & Co., Inc. 2.15% 2031		168	145
Pfizer, Inc. 2.70% 2050		425	324
Regeneron Pharmaceuticals, Inc. 1.75% 2030		8	6
Regeneron Pharmaceuticals, Inc. 2.80% 2050		2	1
Shire PLC 3.20% 2026		270	260
Teva Pharmaceutical Finance Co. BV 6.00% 2024		700	691
Teva Pharmaceutical Finance Co. BV 3.15% 2026		650	535
Teva Pharmaceutical Finance Co. BV 4.10% 2046		300	188
			3,390

Consumer discretionary 0.25%
Bayerische Motoren Werke AG 3.45% 2027[1]		25	24
Bayerische Motoren Werke AG 4.15% 2030[1]		290	285
Bayerische Motoren Werke AG 3.70% 2032[1]		25	24
Daimler Trucks Finance North America, LLC 1.125% 2023[1]		495	476
Daimler Trucks Finance North America, LLC 1.625% 2024[1]		175	165
Daimler Trucks Finance North America, LLC 2.375% 2028[1]		150	129
Daimler Trucks Finance North America, LLC 2.50% 2031[1]		150	122
Ford Motor Co. 2.30% 2025		200	180
Ford Motor Credit Company, LLC 5.125% 2025		200	191
Grand Canyon University 4.125% 2024		200	191
Royal Caribbean Cruises, Ltd. 10.875% 2023[1]		250	251
Royal Caribbean Cruises, Ltd. 11.50% 2025[1]		160	165
Toyota Motor Credit Corp. 2.15% 2022		505	505
			2,708

Utilities 0.23%
AEP Transmission Co., LLC 3.80% 2049		45	39
Edison International 4.125% 2028		132	123
FirstEnergy Corp. 2.25% 2030		107	85
FirstEnergy Corp. 2.65% 2030		493	408
Pacific Gas and Electric Co. 3.25% 2024		1,025	999
Pacific Gas and Electric Co. 2.95% 2026		97	88
Pacific Gas and Electric Co. 3.75% 2028		105	93
Pacific Gas and Electric Co. 4.65% 2028		284	263

104	American Funds Insurance Series

Capital Income Builder (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Corporate bonds, notes & loans (continued)
Utilities (continued)
Pacific Gas and Electric Co. 2.50% 2031	USD	375	$287
Southern California Edison Co., Series C, 3.60% 2045		206	156
Union Electric Co. 3.90% 2052		25	22
			2,563

Communication services 0.23%
América Móvil, SAB de CV, 8.46% 2036	MXN	1,300	55
AT&T, Inc. 3.50% 2041	USD	75	60
CCO Holdings, LLC and CCO Holdings Capital Corp. 4.25% 2031[1]		360	294
CCO Holdings, LLC and CCO Holdings Capital Corp. 4.75% 2032[1]		25	21
CCO Holdings, LLC and CCO Holdings Capital Corp. 4.25% 2034[1]		175	136
Magallanes, Inc. 4.279% 2032[1]		36	32
Magallanes, Inc. 5.05% 2042[1]		47	40
Magallanes, Inc. 5.141% 2052[1]		63	53
Netflix, Inc. 4.875% 2028		150	141
SBA Tower Trust 1.631% 2026[1]		253	227
Sprint Corp. 6.875% 2028		325	343
Sprint Corp. 8.75% 2032		275	332
T-Mobile US, Inc. 3.875% 2030		625	584
Verizon Communications, Inc. 2.355% 2032		126	105
Walt Disney Company 4.625% 2040		120	117
			2,540

Financials 0.15%
AerCap Ireland Capital, Ltd. / AerCap Global Aviation Trust 3.30% 2032		150	120
Bank of America Corp. 1.922% 2031 (USD-SOFR + 1.37% on 10/24/2030)[13]		231	185
Charles Schwab Corp. 2.45% 2027		25	23
Citigroup, Inc. 3.057% 2033 (USD-SOFR + 1.351% on 1/25/2032)[13]		35	30
CME Group, Inc. 2.65% 2032		50	44
Corebridge Financial, Inc. 3.85% 2029[1]		180	166
Corebridge Financial, Inc. 3.90% 2032[1]		32	29
Corebridge Financial, Inc. 4.35% 2042[1]		7	6
Corebridge Financial, Inc. 4.40% 2052[1]		49	41
Danske Bank AS 4.298% 2028 (1-year UST Yield Curve Rate T Note Constant Maturity + 1.75% on 4/1/2027)[1,13]		200	190
Goldman Sachs Group, Inc. 2.65% 2032 (USD-SOFR + 1.264% on 10/21/2031)[13]		75	62
Goldman Sachs Group, Inc. 3.102% 2033 (USD-SOFR + 1.41% on 2/24/2032)[13]		40	34
Intercontinental Exchange, Inc. 4.60% 2033		18	18
Intercontinental Exchange, Inc. 4.95% 2052		16	16
JPMorgan Chase & Co. 1.953% 2032 (USD-SOFR + 1.065% on 2/4/2031)[13]		227	182
JPMorgan Chase & Co. 2.963% 2033 (USD-SOFR + 1.26% on 1/25/2032)[13]		17	15
JPMorgan Chase & Co., Series I, (3-month USD-LIBOR + 3.47%) 4.709% junior subordinated perpetual bonds[11]		105	100
Navient Corp. 5.00% 2027		150	123
New York Life Global Funding 3.00% 2028[1]		150	142
SVB Financial Group 4.70% junior subordinated perpetual bonds (5-year UST Yield Curve Rate T Note Constant Maturity + 3.064% on 11/15/2031)[13]		38	29
Wells Fargo & Company 3.35% 2033 (USD-SOFR + 1.50% on 3/2/2032)[13]		105	93
			1,648

Consumer staples 0.10%
7-Eleven, Inc. 0.80% 2024[1]		50	47
7-Eleven, Inc. 0.95% 2026[1]		60	53
7-Eleven, Inc. 1.30% 2028[1]		45	38
7-Eleven, Inc. 1.80% 2031[1]		325	254
Altria Group, Inc. 3.70% 2051		25	16
British American Tobacco PLC 4.70% 2027		105	103
British American Tobacco PLC 4.448% 2028		150	142
British American Tobacco PLC 4.54% 2047		82	60

American Funds Insurance Series	105

Capital Income Builder (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Corporate bonds, notes & loans (continued)
Consumer staples (continued)
British American Tobacco PLC 4.758% 2049	USD	121	$92
Kraft Heinz Company 3.00% 2026		93	88
Kraft Heinz Company 4.875% 2049		170	150
Kraft Heinz Company 5.50% 2050		75	72
			1,115

Industrials 0.09%
Boeing Company 4.508% 2023		270	271
Boeing Company 2.75% 2026		91	85
Boeing Company 5.15% 2030		284	273
Boeing Company 5.805% 2050		95	87
Canadian Pacific Railway, Ltd. 2.45% 2031		78	67
Canadian Pacific Railway, Ltd. 3.10% 2051		102	75
CSX Corp. 4.75% 2048		50	49
Masco Corp. 3.125% 2051		10	7
Union Pacific Corp. 2.80% 2032		17	15
Union Pacific Corp. 3.50% 2053		20	16
			945

Information technology 0.07%
Broadcom, Inc. 4.00% 2029[1]		6	6
Broadcom, Inc. 4.15% 2032[1]		11	10
Broadcom, Inc. 3.75% 2051[1]		91	68
Lenovo Group, Ltd. 5.875% 2025		400	412
Oracle Corp. 2.875% 2031		140	115
Oracle Corp. 3.60% 2050		150	104
ServiceNow, Inc. 1.40% 2030		130	102
			817

Materials 0.03%
Dow Chemical Co. 3.60% 2050		75	57
International Flavors & Fragrances, Inc. 1.832% 2027[1]		100	86
International Flavors & Fragrances, Inc. 3.468% 2050[1]		10	7
LYB International Finance III, LLC 4.20% 2050		49	40
LYB International Finance III, LLC 3.625% 2051		102	76
South32 Treasury (USA), Ltd. 4.35% 2032[1]		14	13
			279

Real estate 0.02%
American Tower Corp. 4.05% 2032		11	10
Equinix, Inc. 1.55% 2028		25	21
Equinix, Inc. 3.20% 2029		144	128
Equinix, Inc. 2.50% 2031		47	38
			197

Total corporate bonds, notes & loans			20,102

Asset-backed obligations 0.68%
Aesop Funding, LLC, Series 2020-2, Class A, 2.02% 2027[1,10]		197	181
Aesop Funding, LLC, Series 2020-2A, Class B, 2.96% 2027[1,10]		100	94
Affirm Asset Securitization Trust, Series 2022-X1, Class A, 1.75% 2027[1,10]		178	175
American Homes 4 Rent, Series 2014-SFR2, Class A, 3.786% 2036[1,10]		86	86
American Homes 4 Rent, Series 2015-SFR2, Class A, 3.732% 2052[1,10]		88	87
American Homes 4 Rent, Series 2015-SFR2, Class B, 4.295% 2052[1,10]		100	99
AmeriCredit Automobile Receivables Trust, Series 2022-2, Class A2B, (30-day Average USD-SOFR + 1.15%) 1.927% 2025[10,11]		150	150
Bankers Healthcare Group Securitization Trust, Series 2022-A, Class A, 1.71% 2035[1,10]		91	87
CF Hippolyta, LLC, Series 2020-1, Class A1, 1.69% 2060[1,10]		359	326
CF Hippolyta, LLC, Series 2020-1, Class A2, 1.99% 2060[1,10]		90	77
CF Hippolyta, LLC, Series 2020-1, Class B1, 2.28% 2060[1,10]		92	83

106	American Funds Insurance Series

Capital Income Builder (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Asset-backed obligations (continued)
CF Hippolyta, LLC, Series 2020-1, Class B2, 2.60% 2060[1,10]	USD	92	$79
CF Hippolyta, LLC, Series 2021-1, Class A1, 1.53% 2061[1,10]		323	285
Exeter Automobile Receivables Trust, Series 2022-3A, Class A2, 3.45% 2024[10]		63	63
FirstKey Homes Trust, Series 2022-SFR2, Class A, 4.145% 2039[1,10]		132	130
Ford Credit Auto Owner Trust, Series 2022-B, Class A2B, (30-day Average USD-SOFR + 0.60%) 1.252% 2025[10,11]		73	73
Freedom Financial, Series 2022-1FP, Class A, 0.94% 2029[1,10]		72	71
GCI Funding I, LLC, Series 2020-1, Class A, 2.82% 2045[1,10]		566	523
GCI Funding I, LLC, Series 2021-1, Class A, 2.38% 2046[1,10]		91	81
Global SC Finance V SRL, Series 2019-1A, Class B, 4.81% 2039[1,10]		145	140
Hertz Vehicle Financing III, LLC, Series 2021-1A, Class A, 1.21% 2025[1,10]		247	231
Hertz Vehicle Financing III, LLC, Series 2021-1A, Class B, 1.56% 2025[1,10]		100	93
Hertz Vehicle Financing III, LLC, Series 2021-2A, Class A, 1.68% 2027[1,10]		268	237
Hertz Vehicle Financing III, LLC, Series 2021-2A, Class B, 2.12% 2027[1,10]		100	89
Hertz Vehicle Financing III, LLC, Series 2021-2A, Class C, 2.52% 2027[1,10]		100	88
Navient Student Loan Trust, Series 2021-A, Class A, 0.84% 2069[1,10]		51	47
Navient Student Loan Trust, Series 2021-C, Class A, 1.06% 2069[1,10]		156	144
Nelnet Student Loan Trust, Series 2021-A, Class APT1, 1.36% 2062[1,10]		236	219
Nelnet Student Loan Trust, Series 2021-B, Class AFX, 1.42% 2062[1,10]		471	437
Nelnet Student Loan Trust, Series 2021-C, Class AFL, (1-month USD-LIBOR + 0.74%) 2.335% 2062[1,10,11]		248	242
New Economy Assets Phase 1 Issuer, LLC, Series 2021-1, Class A1, 1.91% 2061[1,10]		935	817
Nissan Auto Lease Trust, Series 2021-A, Class A3, 0.52% 2024[10]		199	193
Nissan Auto Lease Trust, Series 2022-A, Class A2B, (30-day Average USD-SOFR + 0.60%) 1.113% 2024[10,11]		250	246
OnDeck Asset Securitization Trust, LLC, Series 2021-1A, Class A, 1.59% 2027[1,10]		100	91
Oportun Funding, LLC, Series 2021-B, Class A, 1.47% 2031[1,10]		100	93
SMB Private Education Loan Trust, Series 2021-A, Class APT2, 1.07% 2053[1,10]		84	74
Stonepeak Infrastructure Partners, Series 2021-1A, Class AA, 2.301% 2033[1,10]		224	209
Toyota Auto Loan Extended Note Trust, Series 2021-1, Class A, 1.07% 2034[1,10,11]		335	304
Verizon Master Trust, Series 2022-3, Class A, 3.01% 2027 (3.76% on 11/20/2023)[10,13]		160	159
Volkswagen Auto Lease Trust, Series 2022-A, Class A2, 3.02% 2024[10]		110	109
Westlake Automobile Receivables Trust, Series 2022-2A, Class A2A, 3.36% 2025[1,10]		494	492
			7,504

Bonds & notes of governments & government agencies outside the U.S. 0.07%
Peru (Republic of) 2.783% 2031		190	162
Portuguese Republic 5.125% 2024		18	19
Qatar (State of) 4.50% 2028		200	207
Saudi Arabia (Kingdom of) 3.625% 2028		200	198
United Mexican States 3.25% 2030		200	176
			762

Municipals 0.02%
California 0.00%
Golden State Tobacco Securitization Corp., Enhanced Tobacco Settlement Asset-Backed Bonds, Series 2021-B, 2.746% 2034		15	13

Illinois 0.02%
G.O. Bonds, Pension Funding, Series 2003, 5.10% 2033		225	227

Total municipals			240

Total bonds, notes & other debt instruments (cost: $210,549,000)			200,954

American Funds Insurance Series	107

Capital Income Builder (continued)

Short-term securities 10.25%	Shares	Value (000)
Money market investments 9.10%
Capital Group Central Cash Fund 1.38%[7,14]	999,523	$99,932

Money market investments purchased with collateral from securities on loan 1.15%
Capital Group Central Cash Fund 1.38%[7,14,15]	35,799	3,579
Goldman Sachs Financial Square Government Fund, Institutional Shares 1.39%[14,15]	1,889,762	1,890
Invesco Short-Term Investments Trust – Government & Agency Portfolio, Institutional Class 1.38%[14,15]	1,789,584	1,790
Morgan Stanley Institutional Liquidity Funds – Government Portfolio, Institutional Class 1.38%[14,15]	1,789,585	1,790
BlackRock Liquidity Funds – FedFund, Institutional Shares 1.32%[14,15]	1,789,584	1,789
State Street Institutional U.S. Government Money Market Fund, Institutional Class 1.40%[14,15]	1,789,585	1,789
		12,627

Total short-term securities (cost: $112,575,000)		112,559
Total investment securities 104.64% (cost: $1,052,874,000)		1,148,574
Other assets less liabilities (4.64)%		(50,964)

Net assets 100.00%		$1,097,610

Futures contracts

Contracts	Type	Number of contracts	Expiration	Notional amount (000)		Value and unrealized appreciation (depreciation) at 6/30/2022 (000)
30 Day Federal Funds Futures	Long	64	September 2022	USD	26,065	$8
90 Day Eurodollar Futures	Long	94	September 2022		22,747	(611)
2 Year U.S. Treasury Note Futures	Short	34	September 2022		(7,141)	(68)
5 Year U.S. Treasury Note Futures	Long	129	September 2022		14,480	7
10 Year Ultra U.S. Treasury Note Futures	Long	37	September 2022		4,713	(67)
10 Year U.S. Treasury Note Futures	Long	25	September 2022		2,963	(34)
20 Year U.S. Treasury Bond Futures	Long	11	September 2022		1,525	(21)
30 Year Ultra U.S. Treasury Bond Futures	Long	67	September 2022		10,341	(241)
						$(1,027)

Swap contracts

Interest rate swaps

Centrally cleared interest rate swaps

Receive		Pay			Notional	Value at	Upfront premium	Unrealized appreciation
Rate	Payment frequency	Rate	Payment frequency	Expiration date	amount (000)	6/30/2022 (000)	paid (000)	at 6/30/2022 (000)
3.5291%	Annual	U.S. EFFR	Annual	6/16/2024	USD 5,635	$57	$—	$57
3.497%	Annual	U.S. EFFR	Annual	6/16/2024	5,600	53	—	53
3.52647%	Annual	U.S. EFFR	Annual	6/16/2024	5,215	52	—	52
3.4325%	Annual	U.S. EFFR	Annual	6/17/2024	4,100	34	—	34
3.4585%	Annual	U.S. EFFR	Annual	6/17/2024	898	8	—	8

108	American Funds Insurance Series

Capital Income Builder (continued)

Swap contracts (continued)

Interest rate swaps (continued)

Centrally cleared interest rate swaps (continued)

Receive		Pay			Notional	Value at	Upfront premium	Unrealized appreciation
Rate	Payment frequency	Rate	Payment frequency	Expiration date	amount (000)	6/30/2022 (000)	paid (000)	at 6/30/2022 (000)
3-month USD-LIBOR	Quarterly	0.5935%	Semi-annual	5/18/2030	USD 7,200	$1,224	$—	$1,224
3-month USD-LIBOR	Quarterly	0.807%	Semi-annual	5/18/2050	805	329	—	329
						$1,757	$—	$1,757

Credit default swaps

Centrally cleared credit default swaps on credit indices — sell protection

Financing rate received	Payment frequency	Reference index	Expiration date	Notional amount (000)	Value at 6/30/2022 (000)	Upfront premium paid (000)	Unrealized depreciation at 6/30/2022 (000)
5.00%	Quarterly	CDX.NA.HY.38	6/20/2027	USD 6,138	$(185)	$174	$(359)

Investments in affiliates7

	Value of affiliates at 1/1/2022 (000)	Additions (000)		Reductions (000)	Net realized loss (000)	Net unrealized depreciation (000)	Value of affiliates at 6/30/2022 (000)	Dividend income (000)
Investment funds 2.62%
Capital Group Central Corporate Bond Fund	$30,304	$3,186		$—	$—	$(4,738)	$28,752	$402

Short-term securities 9.43%
Money market investments 9.10%
Capital Group Central Cash Fund 1.38%[14]	42,892	156,994		99,931	(4)	(19)	99,932	185

Money market investments purchased with collateral from securities on loan 0.33%
Capital Group Central Cash Fund 1.38%[14,15]	1,954	1,625	[16]				3,579	—	[17]
Total short-term securities							103,511
Total 12.05%					$(4)	$(4,757)	$132,263	$587

American Funds Insurance Series	109

Capital Income Builder (continued)

[1]	Acquired in a transaction exempt from registration under Rule 144A of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $20,860,000, which represented 1.90% of the net assets of the fund.
[2]	All or a portion of this security was on loan. The total value of all such securities was $13,384,000, which represented 1.22% of the net assets of the fund. Refer to Note 5 for more information on securities lending.
[3]	Valued under fair value procedures adopted by authority of the board of trustees. The total value of all such securities was $720,000, which represented .07% of the net assets of the fund.
[4]	Value determined using significant unobservable inputs.
[5]	Security did not produce income during the last 12 months.
[6]	Amount less than one thousand.
[7]	Part of the same “group of investment companies” as the fund as defined under the Investment Company Act of 1940, as amended.
[8]	All or a portion of this security was pledged as collateral. The total value of pledged collateral was $1,776,000, which represented .16% of the net assets of the fund.
[9]	Index-linked bond whose principal amount moves with a government price index.
[10]	Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.
[11]	Coupon rate may change periodically. Reference rate and spread are as of the most recent information available. Some coupon rates are determined by the issuer or agent based on current market conditions; therefore, the reference rate and spread are not available.
[12]	Purchased on a TBA basis.
[13]	Step bond; coupon rate may change at a later date.
[14]	Rate represents the seven-day yield at 6/30/2022.
[15]	Security purchased with cash collateral from securities on loan. Refer to Note 5 for more information on securities lending.
[16]	Represents net activity. Refer to Note 5 for more information on securities lending.
[17]	Dividend income is included with securities lending income in the fund’s statement of operations and is not shown in this table.

Key to abbreviations

ADR = American Depositary Receipts

Assn. = Association

CAD = Canadian dollars

CDI = CREST Depository Interest

CME = CME Group

EFFR = Effective Federal Funds Rate

EUR = Euros

G.O. = General Obligation

GBP = British pounds

GDR = Global Depositary Receipts

LIBOR = London Interbank Offered Rate

MXN = Mexican pesos

REIT = Real Estate Investment Trust

SDR = Swedish Depositary Receipts

SOFR = Secured Overnight Financing Rate

TBA = To be announced

USD = U.S. dollars

Refer to the notes to financial statements.

110	American Funds Insurance Series

Asset Allocation Fund

Investment portfolio June 30, 2022	unaudited

Common stocks 66.90%	Shares	Value (000)
Health care 11.72%
UnitedHealth Group, Inc.	1,060,800	$544,859
Johnson & Johnson	2,330,000	413,598
Humana, Inc.	522,000	244,333
Cigna Corp.	900,000	237,168
Pfizer, Inc.	3,387,556	177,610
Abbott Laboratories	1,600,000	173,840
CVS Health Corp.	1,813,000	167,993
Vertex Pharmaceuticals, Inc.[1]	555,500	156,534
Eli Lilly and Company	400,469	129,844
Regeneron Pharmaceuticals, Inc.[1]	214,600	126,856
AbbVie, Inc.	821,978	125,894
Gilead Sciences, Inc.	1,845,000	114,039
Bristol-Myers Squibb Company	1,117,017	86,010
Thermo Fisher Scientific, Inc.	116,000	63,020
Centene Corp.[1]	531,513	44,971
AbCellera Biologics, Inc.[1,2]	2,676,672	28,507
Alnylam Pharmaceuticals, Inc.[1]	188,334	27,469
Rotech Healthcare, Inc.[1,3,4,5]	184,138	18,782
Zoetis, Inc., Class A	95,618	16,436
Horizon Therapeutics PLC[1]	192,328	15,340
Ultragenyx Pharmaceutical, Inc.[1]	217,400	12,970
		2,926,073

Information technology 10.33%
Microsoft Corp.	3,906,015	1,003,182
Broadcom, Inc.	1,536,813	746,599
Taiwan Semiconductor Manufacturing Company, Ltd. (ADR)	2,930,000	239,528
ASML Holding NV (New York registered) (ADR)	341,764	162,639
MKS Instruments, Inc.	1,500,000	153,945
Mastercard, Inc., Class A	195,977	61,827
NVIDIA Corp.	332,696	50,433
MicroStrategy, Inc., Class A1,2	203,897	33,500
Paychex, Inc.	240,000	27,329
DocuSign, Inc.[1]	440,000	25,247
Apple, Inc.	150,000	20,508
GoDaddy, Inc., Class A1	281,000	19,546
KLA Corp.	49,000	15,635
Applied Materials, Inc.	135,000	12,282
Adobe, Inc.[1]	15,500	5,674
		2,577,874

Financials 9.61%
CME Group, Inc., Class A	977,200	200,033
Apollo Asset Management, Inc.	3,886,410	188,413
Chubb, Ltd.	800,000	157,264
First Republic Bank	1,000,000	144,200
Aon PLC, Class A	489,000	131,874
Toronto-Dominion Bank (CAD denominated)	1,996,383	130,916
Capital One Financial Corp.	1,150,000	119,818
Synchrony Financial	4,100,000	113,242
JPMorgan Chase & Co.	998,100	112,396
Bank of America Corp.	3,500,000	108,955
Western Alliance Bancorporation	1,182,849	83,509
Intercontinental Exchange, Inc.	776,000	72,975
SLM Corp.	4,530,000	72,208
KKR & Co., Inc.	1,497,000	69,296
Blue Owl Capital, Inc., Class A2	6,623,054	66,429
Wells Fargo & Company	1,570,000	61,497
M&T Bank Corp.	375,000	59,771
Ares Management Corp., Class A	1,015,403	57,736
Nasdaq, Inc.	370,100	56,455
Brookfield Asset Management, Inc., Class A	1,260,000	56,032

American Funds Insurance Series	111

Asset Allocation Fund (continued)

Common stocks (continued)	Shares	Value (000)
Financials (continued)
Signature Bank	271,435	$48,644
Fifth Third Bancorp	1,191,000	40,018
S&P Global, Inc.	118,700	40,009
The Bank of N.T. Butterfield & Son, Ltd.	1,120,585	34,951
Citizens Financial Group, Inc.	940,000	33,549
EQT AB	1,446,647	29,612
Antin Infrastructure Partners SA	1,243,300	29,342
Blackstone, Inc., nonvoting shares	237,500	21,667
Bridgepoint Group PLC	5,809,554	17,086
Progressive Corp.	105,000	12,208
OneMain Holdings, Inc.	300,000	11,214
Islandsbanki hf.	9,555,235	8,663
Hong Kong Exchanges and Clearing, Ltd.	170,000	8,363
Jonah Energy Parent, LLC[3,4]	32,117	2,061
Sberbank of Russia PJSC[1,3,4,6]	8,880,000	—	[7]
		2,400,406

Consumer discretionary 7.83%
Aramark	11,375,152	348,421
Home Depot, Inc.	1,226,200	336,310
Amazon.com, Inc.[1]	2,371,740	251,903
Dollar General Corp.	736,909	180,867
LVMH Moët Hennessy-Louis Vuitton SE	224,596	136,912
Booking Holdings, Inc.[1]	72,045	126,006
General Motors Company[1]	3,750,000	119,100
Target Corp.	750,000	105,922
Lear Corp.	800,000	100,712
D.R. Horton, Inc.	870,000	57,585
Etsy, Inc.[1]	742,289	54,343
Royal Caribbean Cruises, Ltd.[1]	1,470,324	51,329
YUM! Brands, Inc.	277,000	31,442
Xpeng, Inc., Class A (ADR)[1]	703,800	22,339
Darden Restaurants, Inc.	142,000	16,063
Chipotle Mexican Grill, Inc.[1]	5,800	7,582
Dr. Martens PLC	2,375,000	6,863
		1,953,699

Consumer staples 5.92%
Philip Morris International, Inc.	8,992,421	887,912
British American Tobacco PLC (ADR)	2,634,146	113,031
British American Tobacco PLC	1,400,000	59,980
Nestlé SA	1,300,000	151,754
Archer Daniels Midland Company	1,880,000	145,888
Altria Group, Inc.	1,570,000	65,579
Avenue Supermarts, Ltd.[1]	970,539	41,860
Costco Wholesale Corp.	26,000	12,461
		1,478,465

Industrials 5.63%
Northrop Grumman Corp.	853,553	408,485
L3Harris Technologies, Inc.	1,194,000	288,590
Lockheed Martin Corp.	644,500	277,109
Boeing Company[1]	820,000	112,110
Caterpillar, Inc.	618,000	110,474
CSX Corp.	2,628,369	76,380
Raytheon Technologies Corp.	395,000	37,963
Storskogen Group AB, Class B2	23,562,528	33,329
AMETEK, Inc.	140,000	15,385
Cintas Corp.	40,000	14,941

112	American Funds Insurance Series

Asset Allocation Fund (continued)

Common stocks (continued)	Shares	Value (000)
Industrials (continued)
Copart, Inc.[1]	116,000	$12,605
Chart Industries, Inc.[1]	68,000	11,382
Air Lease Corp., Class A	220,000	7,355
		1,406,108

Communication services 5.09%
Alphabet, Inc., Class C1	194,843	426,209
Alphabet, Inc., Class A1	8,450	18,415
Charter Communications, Inc., Class A1	821,000	384,663
Meta Platforms, Inc., Class A1	1,506,948	242,995
Comcast Corp., Class A	3,307,000	129,767
Activision Blizzard, Inc.	447,541	34,846
Netflix, Inc.[1]	168,491	29,464
Electronic Arts, Inc.	35,000	4,258
		1,270,617

Materials 4.17%
Corteva, Inc.	3,900,000	211,146
Vale SA, ordinary nominative shares	7,201,887	105,356
Mosaic Co.	1,940,000	91,626
Royal Gold, Inc.	845,000	90,229
Nucor Corp.	812,700	84,854
LyondellBasell Industries NV	850,000	74,341
Rio Tinto PLC	1,175,000	70,322
First Quantum Minerals, Ltd.	3,220,000	61,088
Newmont Corp.	900,000	53,703
Wheaton Precious Metals Corp.	1,353,000	48,749
Franco-Nevada Corp.	347,089	45,657
Allegheny Technologies, Inc.[1]	1,750,000	39,742
Nutrien, Ltd. (CAD denominated)	400,272	31,877
Air Products and Chemicals, Inc.	84,000	20,200
Sherwin-Williams Company	54,700	12,248
		1,041,138

Energy 3.43%
Canadian Natural Resources, Ltd. (CAD denominated)	7,565,100	406,524
Pioneer Natural Resources Company	782,000	174,448
Cenovus Energy, Inc. (CAD denominated)	6,000,000	114,155
Hess Corp.	400,000	42,376
Chevron Corp.	270,000	39,091
ConocoPhillips	402,000	36,104
TC Energy Corp.	631,700	32,728
Equitrans Midstream Corp.	1,060,000	6,742
Chesapeake Energy Corp.	30,189	2,448
Diamond Offshore Drilling, Inc.[1,2]	247,104	1,455
Diamond Offshore Drilling, Inc.[1,6]	86,354	509
McDermott International, Ltd.[1,3,4]	40,219	23
Bighorn Permian Resources, LLC[1,3,4]	4,392	23
Constellation Oil Services Holding SA, Class B-1[1,3,4]	480,336	—	[7]
		856,626

Real estate 2.25%
VICI Properties, Inc. REIT	11,720,160	349,144
Gaming and Leisure Properties, Inc. REIT	2,595,400	119,025
STORE Capital Corp. REIT	2,200,000	57,376
Crown Castle International Corp. REIT	166,000	27,951
Equinix, Inc. REIT	12,700	8,344
		561,840

American Funds Insurance Series	113

Asset Allocation Fund (continued)

Common stocks (continued)	Shares		Value (000)
Utilities 0.92%
Enel SpA		20,400,000	$111,594
Exelon Corp.		1,195,231	54,168
CenterPoint Energy, Inc.		1,197,782	35,430
Evergy, Inc.		298,000	19,445
Constellation Energy Corp.		138,666	7,940
			228,577

Total common stocks (cost: $12,391,314,000)			16,701,423

Preferred securities 0.00%
Industrials 0.00%
ACR III LSC Holdings, LLC, Series B, preferred shares[1,3,4,6]		450	144

Total preferred securities (cost: $466,000)			144

Rights & warrants 0.00%
Energy 0.00%
Constellation Oil Services Holding SA, Class D, warrants[1,3,4]		4	—	[7]

Total rights & warrants (cost: $0)			—	[7]

Convertible stocks 0.20%
Health care 0.20%
Carbon Health Technologies, Inc., convertible preferred shares, 1.00% 2024[3,4,5]		50,000	50,000

Total convertible stocks (cost: $50,000,000)			50,000

Investment funds 5.58%
Capital Group Central Corporate Bond Fund[8]		165,135,085	1,393,740

Total investment funds (cost: $1,663,339,000)			1,393,740

Bonds, notes & other debt instruments 22.54%	Principal amount (000)
U.S. Treasury bonds & notes 8.05%
U.S. Treasury 5.58%
U.S. Treasury 1.375% 2022	USD	280	280
U.S. Treasury 1.625% 2022		94	94
U.S. Treasury 0.125% 2023		44,825	44,081
U.S. Treasury 2.25% 2023		5,000	4,948
U.S. Treasury 2.375% 2023		5,000	4,994
U.S. Treasury 2.75% 2023		15,000	14,988
U.S. Treasury 1.00% 2024		10,725	10,214
U.S. Treasury 1.50% 2024		907	877
U.S. Treasury 2.25% 2024		5,000	4,945
U.S. Treasury 2.50% 2024		239,179	237,066
U.S. Treasury 2.50% 2024		700	694
U.S. Treasury 3.00% 2024		16,500	16,515
U.S. Treasury 0.25% 2025		23,812	21,979
U.S. Treasury 2.50% 2025		3,500	3,455
U.S. Treasury 2.75% 2025		3,229	3,205
U.S. Treasury 2.875% 2025		2,724	2,714
U.S. Treasury 3.00% 2025		10,000	9,985
U.S. Treasury 0.375% 2026		75,000	68,192
U.S. Treasury 0.50% 2026		42,515	38,755
U.S. Treasury 0.75% 2026		16,833	15,431
U.S. Treasury 0.75% 2026		52	47
U.S. Treasury 0.875% 2026		565	516
U.S. Treasury 1.125% 2026		471	434

114	American Funds Insurance Series

Asset Allocation Fund (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
U.S. Treasury bonds & notes (continued)
U.S. Treasury (continued)
U.S. Treasury 1.50% 2026	USD	500	$470
U.S. Treasury 1.625% 2026		35,000	32,935
U.S. Treasury 1.625% 2026		7,000	6,656
U.S. Treasury 1.625% 2026		1,500	1,422
U.S. Treasury 0.50% 2027		36,300	31,990
U.S. Treasury 0.625% 2027		7,109	6,228
U.S. Treasury 1.125% 2027		762	698
U.S. Treasury 2.375% 2027		880	852
U.S. Treasury 2.625% 2027		105,393	103,390
U.S. Treasury 1.25% 2028		3,142	2,813
U.S. Treasury 1.375% 2028		10,900	9,819
U.S. Treasury 1.50% 2028		50,000	45,377
U.S. Treasury 2.875% 2028		5,217	5,154
U.S. Treasury 2.875% 2029		50,000	49,389
U.S. Treasury 0.625% 2030		20,225	16,856
U.S. Treasury 1.50% 2030		36,651	32,903
U.S. Treasury 2.875% 2032[9]		206,475	204,015
U.S. Treasury 1.125% 2040		62,775	43,559
U.S. Treasury 1.375% 2040[9]		52,695	37,810
U.S. Treasury 1.75% 2041		47,854	36,257
U.S. Treasury 2.00% 2041		1,181	934
U.S. Treasury 2.375% 2042		9,305	7,857
U.S. Treasury 3.25% 2042		10,694	10,393
U.S. Treasury 2.50% 2046		3,755	3,174
U.S. Treasury 3.00% 2047		9,355	8,718
U.S. Treasury 3.00% 2048		336	316
U.S. Treasury 2.25% 2049		15,000	12,253
U.S. Treasury 1.375% 2050		12,500	8,194
U.S. Treasury 2.00% 2050		13,825	10,674
U.S. Treasury 2.00% 2051		1,356	1,044
U.S. Treasury 2.375% 2051		4,758	4,001
U.S. Treasury 2.25% 2052[9]		187,501	153,630
			1,394,190

U.S. Treasury inflation-protected securities 2.47%
U.S. Treasury Inflation-Protected Security 0.125% 2024[10]		95,764	96,387
U.S. Treasury Inflation-Protected Security 0.125% 2024[10]		7,579	7,657
U.S. Treasury Inflation-Protected Security 0.50% 2024[10]		21,407	21,715
U.S. Treasury Inflation-Protected Security 0.625% 2024[10]		97,111	98,720
U.S. Treasury Inflation-Protected Security 0.125% 2025[10]		25,738	25,752
U.S. Treasury Inflation-Protected Security 0.125% 2025[10]		3,788	3,785
U.S. Treasury Inflation-Protected Security 0.25% 2025[10]		24,408	24,560
U.S. Treasury Inflation-Protected Security 0.375% 2025[10]		4,510	4,555
U.S. Treasury Inflation-Protected Security 0.125% 2026[10]		117,121	115,994
U.S. Treasury Inflation-Protected Security 0.125% 2026[10]		42,270	41,868
U.S. Treasury Inflation-Protected Security 0.75% 2028[10]		20,152	20,324
U.S. Treasury Inflation-Protected Security 0.875% 2029[10]		22,718	22,903
U.S. Treasury Inflation-Protected Security 0.125% 2031[10]		26,261	24,919
U.S. Treasury Inflation-Protected Security 0.125% 2032[10]		58,733	55,582
U.S. Treasury Inflation-Protected Security 1.00% 2049[9,10]		53,507	51,174
			615,895

Total U.S. Treasury bonds & notes			2,010,085

Mortgage-backed obligations 6.72%
Federal agency mortgage-backed obligations 6.11%
Fannie Mae Pool #AD7072 4.00% 2025[11]		2	2
Fannie Mae Pool #AE2321 4.00% 2025[11]		1	1
Fannie Mae Pool #AE3069 4.00% 2025[11]		1	1
Fannie Mae Pool #AH6431 4.00% 2026[11]		228	230
Fannie Mae Pool #890329 4.00% 2026[11]		35	35

American Funds Insurance Series	115

Asset Allocation Fund (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)			Value (000)
Mortgage-backed obligations (continued)
Federal agency mortgage-backed obligations (continued)
Fannie Mae Pool #AH5618 4.00% 2026[11]	USD	2		$2
Fannie Mae Pool #AH0829 4.00% 2026[11]		2		2
Fannie Mae Pool #MA1109 4.00% 2027[11]		3		3
Fannie Mae Pool #MA3653 3.00% 2029[11]		16		15
Fannie Mae Pool #AL8347 4.00% 2029[11]		244		247
Fannie Mae Pool #254767 5.50% 2033[11]		226		242
Fannie Mae Pool #555956 5.50% 2033[11]		146		156
Fannie Mae Pool #BN1085 4.00% 2034[11]		431		438
Fannie Mae Pool #BN3172 4.00% 2034[11]		167		169
Fannie Mae Pool #AS8554 3.00% 2036[11]		6,381		6,242
Fannie Mae Pool #929185 5.50% 2036[11]		398		426
Fannie Mae Pool #893641 6.00% 2036[11]		796		872
Fannie Mae Pool #893688 6.00% 2036[11]		168		184
Fannie Mae Pool #907239 6.00% 2036[11]		56		61
Fannie Mae Pool #AD0249 5.50% 2037[11]		120		129
Fannie Mae Pool #190379 5.50% 2037[11]		61		65
Fannie Mae Pool #924952 6.00% 2037[11]		908		995
Fannie Mae Pool #888292 6.00% 2037[11]		600		657
Fannie Mae Pool #928031 6.00% 2037[11]		69		75
Fannie Mae Pool #888637 6.00% 2037[11]		11		12
Fannie Mae Pool #AD0119 6.00% 2038[11]		1,024		1,123
Fannie Mae Pool #AD0095 6.00% 2038[11]		757		830
Fannie Mae Pool #995674 6.00% 2038[11]		338		370
Fannie Mae Pool #AE0021 6.00% 2038[11]		302		331
Fannie Mae Pool #AL7164 6.00% 2038[11]		202		216
Fannie Mae Pool #AB0538 6.00% 2038[11]		114		124
Fannie Mae Pool #889983 6.00% 2038[11]		20		22
Fannie Mae Pool #995391 6.00% 2038[11]		17		18
Fannie Mae Pool #995224 6.00% 2038[11]		8		9
Fannie Mae Pool #AD0833 6.00% 2039[11]		—	[7]	—	[7]
Fannie Mae Pool #AL0013 6.00% 2040[11]		202		222
Fannie Mae Pool #AL0309 6.00% 2040[11]		69		76
Fannie Mae Pool #MA4501 2.00% 2041[11]		9,156		8,189
Fannie Mae Pool #MA4387 2.00% 2041[11]		8,007		7,161
Fannie Mae Pool #AB4536 6.00% 2041[11]		457		495
Fannie Mae Pool #AL7228 6.00% 2041[11]		267		288
Fannie Mae Pool #FS0305 1.50% 2042[11]		23,696		20,310
Fannie Mae Pool #MA4520 2.00% 2042[11]		15,523		13,806
Fannie Mae Pool #AP2131 3.50% 2042[11]		3,348		3,291
Fannie Mae Pool #AU8813 4.00% 2043[11]		2,395		2,419
Fannie Mae Pool #AU9348 4.00% 2043[11]		1,403		1,417
Fannie Mae Pool #AU9350 4.00% 2043[11]		1,073		1,082
Fannie Mae Pool #AL8773 3.50% 2045[11]		5,612		5,517
Fannie Mae Pool #AL8354 3.50% 2045[11]		1,445		1,418
Fannie Mae Pool #AS8310 3.00% 2046[11]		396		375
Fannie Mae Pool #AL8522 3.50% 2046[11]		2,959		2,895
Fannie Mae Pool #BD9699 3.50% 2046[11]		1,500		1,467
Fannie Mae Pool #BD9307 4.00% 2046[11]		1,337		1,343
Fannie Mae Pool #BC7611 4.00% 2046[11]		115		115
Fannie Mae Pool #BM1179 3.00% 2047[11]		509		482
Fannie Mae Pool #BE1290 3.50% 2047[11]		2,188		2,140
Fannie Mae Pool #CA0770 3.50% 2047[11]		1,665		1,632
Fannie Mae Pool #MA3211 4.00% 2047[11]		2,898		2,913
Fannie Mae Pool #257036 7.00% 2047[11]		6		7
Fannie Mae Pool #256975 7.00% 2047[11]		2		2
Fannie Mae Pool #FM3278 3.50% 2048[11]		18,036		17,646
Fannie Mae Pool #MA3277 4.00% 2048[11]		12		12
Fannie Mae Pool #BK5255 4.00% 2048[11]		13		12
Fannie Mae Pool #CA4756 3.00% 2049[11]		1,857		1,745
Fannie Mae Pool #CB2375 2.50% 2051[11]		8,289		7,502
Fannie Mae Pool #CB2319 2.50% 2051[11]		204		185

116	American Funds Insurance Series

Asset Allocation Fund (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Mortgage-backed obligations (continued)
Federal agency mortgage-backed obligations (continued)
Fannie Mae Pool #CB2372 2.50% 2051[11]	USD	97	$88
Fannie Mae Pool #BT9510 2.50% 2051[11]		97	88
Fannie Mae Pool #BT9483 2.50% 2051[11]		98	88
Fannie Mae Pool #FM8453 3.00% 2051[11]		5,152	4,861
Fannie Mae, Series 2001-T10, Class A1, 7.00% 2041[11]		92	98
Fannie Mae, Series 2002-W3, Class A5, 7.50% 2041[11]		27	30
Fannie Mae, Series 2012-M14, Class A2, Multi Family, 2.301% 2022[11,12]		204	203
Fannie Mae, Series 2014-M1, Class A2, Multi Family, 3.28% 2023[11,12]		2,529	2,521
Fannie Mae, Series 2014-M2, Class A2, Multi Family, 3.513% 2023[11,12]		2,637	2,643
Fannie Mae, Series 2014-M9, Class A2, Multi Family, 3.103% 2024[11,12]		4,093	4,063
Fannie Mae, Series 2014-M3, Class A2, Multi Family, 3.501% 2024[11,12]		1,853	1,852
Fannie Mae, Series 2017-M3, Class A2, Multi Family, 2.556% 2026[11,12]		7,783	7,501
Fannie Mae, Series 2017-M7, Class A2, Multi Family, 2.961% 2027[11,12]		2,784	2,717
Fannie Mae, Series 2006-43, Class JO, principal only, 0% 2036[11]		46	40
Freddie Mac Pool #C91912 3.00% 2037[11]		11,757	11,544
Freddie Mac Pool #G03978 5.00% 2038[11]		462	488
Freddie Mac Pool #G04553 6.50% 2038[11]		55	60
Freddie Mac Pool #G08347 4.50% 2039[11]		72	75
Freddie Mac Pool #C03518 5.00% 2040[11]		612	646
Freddie Mac Pool #Q05807 4.00% 2042[11]		1,777	1,796
Freddie Mac Pool #Q23185 4.00% 2043[11]		1,403	1,418
Freddie Mac Pool #Q23190 4.00% 2043[11]		833	844
Freddie Mac Pool #760014 2.797% 2045[11,12]		204	203
Freddie Mac Pool #Q37988 4.00% 2045[11]		6,202	6,243
Freddie Mac Pool #G60344 4.00% 2045[11]		5,323	5,382
Freddie Mac Pool #Z40130 3.00% 2046[11]		4,764	4,558
Freddie Mac Pool #Q41909 4.50% 2046[11]		285	292
Freddie Mac Pool #Q41090 4.50% 2046[11]		252	257
Freddie Mac Pool #760015 2.557% 2047[11,12]		487	482
Freddie Mac Pool #Q46021 3.50% 2047[11]		1,166	1,141
Freddie Mac Pool #SI2002 4.00% 2048[11]		2,562	2,570
Freddie Mac Pool #SD7528 2.00% 2050[11]		18,947	16,578
Freddie Mac Pool #SD7545 2.50% 2051[11]		7,407	6,727
Freddie Mac Pool #RA6483 2.50% 2051[11]		7,232	6,535
Freddie Mac Pool #QD3220 2.50% 2051[11]		97	88
Freddie Mac Pool #RA5971 3.00% 2051[11]		7,186	6,752
Freddie Mac, Series T041, Class 3A, 4.493% 2032[11,12]		199	201
Freddie Mac, Series K044, Class A2, Multi Family, 2.811% 2025[11]		3,573	3,519
Freddie Mac, Series K047, Class A2, Multi Family, 3.329% 2025[11]		4,000	3,987
Freddie Mac, Series K733, Class A2, Multi Family, 3.75% 2025[11,12]		9,778	9,861
Freddie Mac, Series K055, Class A2, Multi Family, 2.673% 2026[11]		10,050	9,788
Freddie Mac, Series K734, Class A2, Multi Family, 3.208% 2026[11]		7,370	7,314
Freddie Mac, Series K066, Class A2, Multi Family, 3.117% 2027[11]		4,755	4,675
Freddie Mac, Series K076, Class A2, Multi Family, 3.90% 2028[11]		3,237	3,300
Freddie Mac, Series K143, Class A2, Multi Family, 2.35% 2032[11]		19,961	17,884
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-2, Class MA, 3.00% 2056[11]		5,498	5,359
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-2, Class HA, 3.00% 2056[11,12]		5,424	5,296
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-1, Class HA, 3.00% 2056[11,12]		2,810	2,745
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-3, Class HA, 3.25% 2056[11,12]		1,218	1,198
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-4, Class HT, 3.25% 2057[11,12]		971	939
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2018-2, Class MT, 3.50% 2057[11]		2,047	1,996
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2018-3, Class MA, 3.50% 2057[11]		1,982	1,964
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-4, Class MT, 3.50% 2057[11]		796	778

American Funds Insurance Series	117

Asset Allocation Fund (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Mortgage-backed obligations (continued)
Federal agency mortgage-backed obligations (continued)
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2019-2, Class MA, 3.50% 2058[11]	USD	10,209	$10,103
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2019-4, Class MA, 3.00% 2059[11]		5,832	5,680
Freddie Mac Seasoned Loan Structured Transaction Trust, Series 2018-2, Class A1, 3.50% 2028[11]		2,318	2,299
Freddie Mac Seasoned Loan Structured Transaction Trust, Series 2019-3, Class A1C, 2.75% 2029[11]		2,951	2,836
Freddie Mac Seasoned Loan Structured Transaction Trust, Series 2019-1, Class A1, 3.50% 2029[11]		4,582	4,542
Freddie Mac Seasoned Loan Structured Transaction Trust, Series 2019-1, Class A2, 3.50% 2029[11]		2,455	2,412
Government National Mortgage Assn. 2.00% 2052[11,13]		68,784	61,046
Government National Mortgage Assn. 2.50% 2052[11,13]		5,866	5,370
Government National Mortgage Assn. 3.00% 2052[11,13]		98,663	93,044
Government National Mortgage Assn. 3.50% 2052[11,13]		16,452	15,968
Government National Mortgage Assn. 4.00% 2052[11,13]		8,644	8,590
Government National Mortgage Assn. 4.00% 2052[11,13]		7,382	7,352
Government National Mortgage Assn. 4.50% 2052[11,13]		33,456	33,830
Government National Mortgage Assn. Pool #BD7245 4.00% 2048[11]		441	441
Government National Mortgage Assn. Pool #MA5652 4.50% 2048[11]		381	388
Government National Mortgage Assn. Pool #MA6602 4.50% 2050[11]		226	231
Government National Mortgage Assn. Pool #MA7259 4.50% 2051[11]		2,018	2,065
Government National Mortgage Assn. Pool #MA7316 4.50% 2051[11]		558	569
Uniform Mortgage-Backed Security 1.50% 2037[11,13]		19,795	18,006
Uniform Mortgage-Backed Security 2.00% 2037[11,13]		27,169	25,366
Uniform Mortgage-Backed Security 2.50% 2037[11,13]		638	609
Uniform Mortgage-Backed Security 3.00% 2037[11,13]		12,453	12,169
Uniform Mortgage-Backed Security 2.00% 2052[11,13]		134,092	116,283
Uniform Mortgage-Backed Security 2.50% 2052[11,13]		155,788	139,985
Uniform Mortgage-Backed Security 3.00% 2052[11,13]		236,465	220,060
Uniform Mortgage-Backed Security 3.00% 2052[11,13]		4,800	4,472
Uniform Mortgage-Backed Security 3.50% 2052[11,13]		130,313	125,212
Uniform Mortgage-Backed Security 4.00% 2052[11,13]		73,067	71,827
Uniform Mortgage-Backed Security 4.00% 2052[11,13]		27,346	26,928
Uniform Mortgage-Backed Security 4.50% 2052[11,13]		79,783	79,936
Uniform Mortgage-Backed Security 4.50% 2052[11,13]		27,637	27,639
Uniform Mortgage-Backed Security 5.00% 2052[11,13]		80,945	82,414
Uniform Mortgage-Backed Security 5.00% 2052[11,13]		14,450	14,681
			1,525,097

Commercial mortgage-backed securities 0.46%
Bank Commercial Mortgage Trust, Series 2020-BN26, Class A4, 2.403% 2063[11]		2,909	2,554
Bank Commercial Mortgage Trust, Series 2022-BNK40, Class A4, 3.507% 2064[11,12]		2,550	2,383
Barclays Commercial Mortgage Securities, LLC, Series 2017-DELC, Class A, 2.174% 2036[6,11,12]		2,000	1,961
Benchmark Mortgage Trust, Series 2018-B2, Class A4, 3.615% 2051[11]		1,000	967
Benchmark Mortgage Trust, Series 2020-B17, Class A5, 2.289% 2053[11]		2,960	2,574
Benchmark Mortgage Trust, Series 2022-B35, Class A5, 4.594% 2055[11,12]		6,337	6,467
BX Trust, Series 2021-SDMF, Class A, (1-month USD-LIBOR + 0.589%) 1.913% 2034[6,11,12]		5,954	5,658
BX Trust, Series 2021-VOLT, Class A, (1-month USD-LIBOR + 0.70%) 2.024% 2036[6,11,12]		4,505	4,352
BX Trust, Series 2021-ARIA, Class A, (1-month USD-LIBOR + 0.899%) 2.223% 2036[6,11,12]		7,968	7,506
BX Trust, Series 2021-ARIA, Class B, (1-month USD-LIBOR + 1.297%) 2.621% 2036[6,11,12]		5,968	5,594
BX Trust, Series 2021-SOAR, Class A, (1-month USD-LIBOR + 0.67%) 1.994% 2038[6,11,12]		7,481	7,192

118	American Funds Insurance Series

Asset Allocation Fund (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Mortgage-backed obligations (continued)
Commercial mortgage-backed securities (continued)
BX Trust, Series 2021-ACNT, Class A, (1-month USD-LIBOR + 0.85%) 2.174% 2038[6,11,12]	USD	5,254	$5,065
BX Trust, Series 2021-SOAR, Class B, (1-month USD-LIBOR + 0.87%) 2.194% 2038[6,11,12]		1,351	1,297
BX Trust, Series 2021-SOAR, Class C, (1-month USD-LIBOR + 1.10%) 2.424% 2038[6,11,12]		1,220	1,161
Citigroup Commercial Mortgage Trust, Series 2015-GC29, Class AAB, 2.984% 2048[11]		614	607
Commercial Mortgage Trust, Series 2015-PC1, Class A5, 3.902% 2050[11]		4,735	4,684
CSAIL Commercial Mortgage Trust, Series 2015-C4, Class ASB, 3.617% 2048[11]		923	916
Extended Stay America Trust, Series 2021-ESH, Class A, (1-month USD-LIBOR + 1.08%) 2.405% 2038[6,11,12]		1,564	1,528
Extended Stay America Trust, Series 2021-ESH, Class B, (1-month USD-LIBOR + 1.38%) 2.705% 2038[6,11,12]		1,428	1,388
Extended Stay America Trust, Series 2021-ESH, Class C, (1-month USD-LIBOR + 1.70%) 3.025% 2038[6,11,12]		1,492	1,446
Grace Mortgage Trust, Series 2020-GRCE, Class A, 2.347% 2040[6,11]		3,795	3,147
GS Mortgage Securities Trust, Series 2020-GC47, Class A5, 2.377% 2053[11]		2,489	2,168
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2022-OPO, Class A, 3.024% 2039[6,11]		1,964	1,812
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2022-OPO, Class C, 3.377% 2039[6,11]		868	797
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2022-OPO, Class C, 3.45% 2039[6,11,12]		523	467
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2021-410T, Class A, 2.287% 2042[6,11]		1,431	1,254
LUXE Commercial Mortgage Trust, Series 2021-TRIP, Class A, (1-month USD-LIBOR + 1.05%) 2.374% 2038[6,11,12]		3,572	3,445
LUXE Commercial Mortgage Trust, Series 2021-TRIP, Class B, (1-month USD-LIBOR + 1.40%) 2.724% 2038[6,11,12]		1,904	1,828
Manhattan West Mortgage Trust, Series 2020-1MW, Class A, 2.13% 2039[6,11]		13,772	12,136
MHC Commercial Mortgage Trust, CMO, Series 2021-MHC, Class A, (1-month USD-LIBOR + 0.801%) 2.125% 2026[6,11,12]		3,950	3,854
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015-C27, Class ASB, 3.557% 2047[11]		663	657
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015-C22, Class ASB, 3.04% 2048[11]		582	573
SLG Office Trust, Series 2021-OVA, Class A, 2.585% 2041[6,11]		2,194	1,867
SREIT Trust, Series 2021-MFP, Class A, (1-month USD-LIBOR + 0.731%) 2.055% 2038[6,11,12]		4,808	4,576
StorageMart Commercial Mortgage Trust, Series 2022-MINI, Class A, (1-month USD CME Term SOFR + 1.00%) 2.279% 2039[6,11,12]		10,709	10,315
			114,196

Collateralized mortgage-backed obligations (privately originated) 0.15%
Arroyo Mortgage Trust, Series 2021-1R, Class A1, 1.175% 2048[6,11,12]		1,254	1,164
Bellemeade Re, Ltd., Series 2019-3A, Class M1B, (1-month USD-LIBOR + 1.60%) 3.224% 2029[6,11,12]		1,556	1,550
Cascade Funding Mortgage Trust, Series 2018-RM2, Class A, 3.861% 2068[6,11,12]		1,345	1,322
Connecticut Avenue Securities, Series 2021-R01, Class 1M1, (30-day Average USD-SOFR + 0.75%) 1.676% 2041[6,11,12]		562	556
Credit Suisse Mortgage Trust, Series 2020-NET, Class A, 2.257% 2037[6,11]		4,102	3,789
Credit Suisse Mortgage Trust, Series 2017-RPL3, Class A1, 2.00% 2060[6,11,12]		2,230	2,101
CS First Boston Mortgage Securities Corp., Series 2004-5, Class IVA1, 6.00% 2034[11]		156	152
Finance of America Structured Securities Trust, Series 2019-JR2, Class A1, 2.00% 2069[6,11]		6,481	6,980
Finance of America Structured Securities Trust, Series 2019-JR1, Class A, 2.00% 2069[6,11]		2,299	2,478
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2015-DNA1, Class M3, (1-month USD-LIBOR + 3.30%) 4.924% 2027[11,12]		321	324
Home Partners of America Trust, Series 2021-2, Class A, 1.901% 2026[6,11]		4,356	3,897

American Funds Insurance Series	119

Asset Allocation Fund (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Mortgage-backed obligations (continued)
Collateralized mortgage-backed obligations (privately originated) (continued)
Legacy Mortgage Asset Trust, Series 2019-GS5, Class A1, 3.20% 2059[6,11,12]	USD	3,481	$3,482
Legacy Mortgage Asset Trust, Series 2019-GS7, Class A1, 3.25% 2059[6,11,12]		1,133	1,129
MASTR Alternative Loan Trust, Series 2004-2, Class 2A1, 6.00% 2034[11]		329	320
Mello Warehouse Securitization Trust, Series 2021-3, Class A, (1-month USD-LIBOR + 0.85%) 2.474% 2055[6,11,12]		4,040	3,926
MRA Issuance Trust, Series 2020-10, Class A3, (1-month USD-LIBOR + 1.30%) 2.10% 2022[6,11,12]		1,745	1,723
Onslow Bay Financial Mortgage Loan Trust, Series 2022-J1, Class A2, 2.50% 2052[6,11,12]		2,862	2,449
RMF Proprietary Issuance Trust, Series 2019-1, Class A, 2.75% 2063[6,11,12]		403	395
			37,737

Total mortgage-backed obligations			1,677,030

Corporate bonds, notes & loans 6.00%
Financials 1.23%
ACE INA Holdings, Inc. 2.875% 2022		3,880	3,881
ACE INA Holdings, Inc. 3.35% 2026		880	862
ACE INA Holdings, Inc. 4.35% 2045		400	378
Advisor Group Holdings, LLC 6.25% 2028[6]		4,470	3,907
AerCap Ireland Capital, Ltd. / AerCap Global Aviation Trust 2.45% 2026		5,457	4,756
AerCap Ireland Capital, Ltd. / AerCap Global Aviation Trust 3.00% 2028		4,501	3,796
AerCap Ireland Capital, Ltd. / AerCap Global Aviation Trust 3.30% 2032		2,838	2,275
AerCap Ireland Capital, Ltd. / AerCap Global Aviation Trust 3.40% 2033		1,781	1,409
AerCap Ireland Capital, Ltd. / AerCap Global Aviation Trust 3.85% 2041		1,970	1,423
AG Merger Sub II, Inc. 10.75% 2027[6]		2,420	2,396
Alliant Holdings Intermediate, LLC / Alliant Holdings 4.25% 2027[6]		2,100	1,821
Alliant Holdings Intermediate, LLC / Alliant Holdings 5.875% 2029[6]		2,295	1,908
Ally Financial, Inc. 8.00% 2031		3,000	3,286
American International Group, Inc. 2.50% 2025		15,800	15,080
AmWINS Group, Inc. 4.875% 2029[6]		1,348	1,106
Aretec Escrow Issuer, Inc. 7.50% 2029[6]		1,000	854
Bangkok Bank PCL 3.733% 2034 (5-year UST Yield Curve Rate T Note Constant Maturity + 1.90% on 9/25/2029)[14]		2,428	2,131
Bank of America Corp. 3.55% 2024 (3-month USD-LIBOR + 0.78% on 3/5/2023)[14]		6,000	5,983
Bank of America Corp. 1.843% 2025 (USD-SOFR + 0.67% on 2/4/2024)[14]		6,000	5,788
Bank of America Corp. 1.197% 2026 (USD-SOFR + 1.01% on 10/24/2025)[14]		2,500	2,241
Bank of America Corp. 1.734% 2027 (USD-SOFR + 0.96% on 7/22/2026)[14]		1,565	1,394
Bank of America Corp. 3.419% 2028 (3-month USD-LIBOR + 1.04% on 12/20/2027)[14]		2,345	2,186
Bank of America Corp. 1.922% 2031 (USD-SOFR + 1.37% on 10/24/2030)[14]		1,000	800
Bank of America Corp. 2.572% 2032 (USD-SOFR + 1.21% on 10/20/2031)[14]		1,953	1,613
Bank of Nova Scotia 1.625% 2023		5,000	4,932
Berkshire Hathaway, Inc. 2.75% 2023		1,615	1,615
Berkshire Hathaway, Inc. 3.125% 2026		500	491
BNP Paribas 2.159% 2029 (USD-SOFR + 1.218% on 9/15/2028)[6,14]		2,400	2,010
Castlelake Aviation Finance DAC 5.00% 2027[6]		3,370	2,805
Citigroup, Inc. 2.976% 2030 (USD-SOFR + 1.422% on 11/5/2029)[14]		3,254	2,843
CME Group, Inc. 3.75% 2028		3,425	3,380
Coinbase Global, Inc. 3.375% 2028[6]		2,625	1,660
Coinbase Global, Inc. 3.625% 2031[6]		2,875	1,623
Commonwealth Bank of Australia 3.35% 2024		1,225	1,219
Commonwealth Bank of Australia 3.35% 2024[6]		1,000	995
Commonwealth Bank of Australia 2.688% 2031[6]		4,575	3,728
Compass Diversified Holdings 5.25% 2029[6]		820	678
Compass Diversified Holdings 5.00% 2032[6]		715	554
Corebridge Financial, Inc. 3.50% 2025[6]		642	624
Corebridge Financial, Inc. 3.65% 2027[6]		914	860
Corebridge Financial, Inc. 3.85% 2029[6]		621	574
Corebridge Financial, Inc. 3.90% 2032[6]		351	315
Corebridge Financial, Inc. 4.35% 2042[6]		203	174
Corebridge Financial, Inc. 4.40% 2052[6]		489	409

120	American Funds Insurance Series

Asset Allocation Fund (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Corporate bonds, notes & loans (continued)
Financials (continued)
Crédit Agricole SA 4.375% 2025[6]	USD	850	$837
Credit Suisse Group AG 3.80% 2023		1,625	1,610
Credit Suisse Group AG 3.869% 2029 (3-month USD-LIBOR + 1.41% on 1/12/2028)[6,14]		800	720
Danske Bank AS 3.773% 2025 (1-year UST Yield Curve Rate T Note Constant Maturity + 1.45% on 3/28/2024)[6,14]		6,000	5,905
Deutsche Bank AG 2.552% 2028 (USD-SOFR + 1.318% on 1/7/2027)[14]		5,000	4,332
Digital Currency Group, Inc., Term Loan, (3-month USD-LIBOR + 7.00%) 8.00% 2026[3,4,12,15]		816	723
Digital Currency Group, Inc., Term Loan, 8.75% 2026[3,4,15]		1,089	926
FS Energy and Power Fund 7.50% 2023[6]		1,995	2,003
Goldman Sachs Group, Inc. 1.948% 2027 (USD-SOFR + 0.913% on 10/21/2026)[14]		2,198	1,947
Goldman Sachs Group, Inc. 2.64% 2028 (USD-SOFR + 1.114% on 2/24/2027)[14]		4,000	3,633
Goldman Sachs Group, Inc. 3.814% 2029 (3-month USD-LIBOR + 1.158% on 4/23/2028)[14]		390	368
Goldman Sachs Group, Inc. 2.615% 2032 (USD-SOFR + 1.281% on 4/22/2031)[14]		2,323	1,931
Goldman Sachs Group, Inc. 3.21% 2042 (USD-SOFR + 1.513% on 4/22/2041)[14]		2,000	1,531
Groupe BPCE SA 2.75% 2023[6]		600	598
Groupe BPCE SA 5.70% 2023[6]		2,250	2,284
Groupe BPCE SA 5.15% 2024[6]		3,710	3,713
Groupe BPCE SA 1.00% 2026[6]		3,000	2,664
Hightower Holding, LLC 6.75% 2029[6]		870	655
HSBC Holdings PLC 4.25% 2024		3,000	2,988
HSBC Holdings PLC 2.633% 2025 (3-month USD-LIBOR + 1.14% on 11/7/2024)[14]		625	597
HSBC Holdings PLC 2.099% 2026 (USD-SOFR + 1.929% on 6/4/2025)[14]		3,000	2,775
HSBC Holdings PLC 3.973% 2030 (3-month USD-LIBOR + 1.61% on 5/22/2029)[14]		1,500	1,379
Icahn Enterprises Finance Corp. 5.25% 2027		1,185	1,052
Icahn Enterprises Finance Corp. 4.375% 2029		1,525	1,235
Intercontinental Exchange, Inc. 2.65% 2040		7,425	5,464
Intesa Sanpaolo SpA 3.375% 2023[6]		750	747
Intesa Sanpaolo SpA 3.25% 2024[6]		750	727
Intesa Sanpaolo SpA 5.017% 2024[6]		1,730	1,652
Intesa Sanpaolo SpA 3.875% 2027[6]		300	277
JPMorgan Chase & Co. 3.559% 2024 (3-month USD-LIBOR + 0.73% on 4/23/2023)[14]		4,725	4,713
JPMorgan Chase & Co. 4.08% 2026 (USD-SOFR + 1.32% on 4/26/2025)[14]		6,000	5,933
JPMorgan Chase & Co. 4.323% 2028 (USD-SOFR + 1.56% on 4/26/2027)[14]		4,000	3,938
JPMorgan Chase & Co. 4.586% 2033 (USD-SOFR + 1.80% on 4/26/2032)[14]		299	294
Kasikornbank PCL HK 3.343% 2031 (5-year UST Yield Curve Rate T Note Constant Maturity + 1.70% on 10/2/2026)[14]		1,222	1,101
Ladder Capital Corp. 4.25% 2027[6]		3,757	3,039
Lloyds Banking Group PLC 2.907% 2023 (3-month USD-LIBOR + 0.81% on 11/7/2022)[14]		750	748
Lloyds Banking Group PLC 4.05% 2023		2,000	2,006
Lloyds Banking Group PLC 1.627% 2027 (1-year UST Yield Curve Rate T Note Constant Maturity + 0.85% on 5/11/2026)[14]		800	712
Lloyds Banking Group PLC 4.375% 2028		2,150	2,091
LPL Holdings, Inc. 4.625% 2027[6]		2,700	2,525
LPL Holdings, Inc. 4.375% 2031[6]		1,805	1,545
Marsh & McLennan Companies, Inc. 3.875% 2024		820	822
Marsh & McLennan Companies, Inc. 4.375% 2029		1,705	1,687
Marsh & McLennan Companies, Inc. 4.90% 2049		719	707
Marsh & McLennan Companies, Inc. 2.90% 2051		920	648
MGIC Investment Corp. 5.25% 2028		1,175	1,054
Mitsubishi UFJ Financial Group, Inc. 2.801% 2024		1,610	1,569
Morgan Stanley 3.737% 2024 (3-month USD-LIBOR + 0.847% on 4/24/2023)[14]		300	299
Morgan Stanley 3.125% 2026		325	311
Morgan Stanley 2.699% 2031 (USD-SOFR + 1.143% on 1/22/2030)[14]		2,000	1,734
Morgan Stanley 3.217% 2042 (USD-SOFR + 1.485% on 4/22/2041)[14]		856	675
MSCI, Inc. 3.625% 2031[6]		2,225	1,836
National Australia Bank, Ltd. 1.887% 2027[6]		5,000	4,539
Navient Corp. 5.50% 2023		2,594	2,576

American Funds Insurance Series	121

Asset Allocation Fund (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Corporate bonds, notes & loans (continued)
Financials (continued)
Navient Corp. 5.875% 2024	USD	1,005	$926
Navient Corp. 6.125% 2024		8,030	7,629
Navient Corp. 5.50% 2029		5,980	4,620
New York Life Global Funding 2.35% 2026[6]		590	558
Northwestern Mutual Global Funding 1.75% 2027[6]		9,400	8,553
Onemain Finance Corp. 3.875% 2028		756	579
Owl Rock Capital Corp. 3.75% 2025		2,874	2,661
Owl Rock Capital Corp. 4.00% 2025		102	96
Owl Rock Capital Corp. 3.40% 2026		1,290	1,135
Owl Rock Capital Corp. II 4.625% 2024[6]		2,305	2,194
Owl Rock Capital Corp. III 3.125% 2027[6]		2,520	2,156
Owl Rock Core Income Corp. 4.70% 2027[6]		2,500	2,283
Oxford Finance, LLC / Oxford Finance Co-Issuer II, Inc. 6.375% 2027[6]		1,125	1,079
PNC Financial Services Group, Inc. 2.854% 2022[14]		1,445	1,446
PNC Financial Services Group, Inc. 3.90% 2024		2,000	2,006
Power Financial Corp., Ltd. 5.25% 2028		383	381
Power Financial Corp., Ltd. 6.15% 2028		350	364
Power Financial Corp., Ltd. 4.50% 2029		554	517
Power Financial Corp., Ltd. 3.95% 2030		1,213	1,077
Prudential Financial, Inc. 4.35% 2050		2,205	2,036
Prudential Financial, Inc. 3.70% 2051		755	632
Quicken Loans, LLC 3.625% 2029[6]		1,505	1,186
Rabobank Nederland 4.375% 2025		4,500	4,469
Rocket Mortgage / Rocket Mortgage Co-Issuer, Inc. 2.875% 2026[6]		2,110	1,750
Royal Bank of Canada 1.15% 2025		4,711	4,365
Ryan Specialty Group, LLC 4.375% 2030[6]		270	235
Springleaf Finance Corp. 6.125% 2024		2,550	2,442
Starwood Property Trust, Inc. 5.50% 2023[6]		1,160	1,149
Starwood Property Trust, Inc. 4.375% 2027[6]		1,540	1,339
Swiss Re Finance (Luxembourg) SA 5.00% 2049 (5-year UST Yield Curve Rate T Note Constant Maturity + 3.582% on 4/2/2029)[6,14]		2,800	2,658
Toronto-Dominion Bank 2.65% 2024		625	614
Toronto-Dominion Bank 0.75% 2025		5,375	4,858
Toronto-Dominion Bank 1.25% 2026		2,425	2,154
Toronto-Dominion Bank 1.95% 2027		2,500	2,263
Toronto-Dominion Bank 2.45% 2032		1,500	1,255
Travelers Companies, Inc. 4.00% 2047		860	763
U.S. Bancorp 2.375% 2026		4,000	3,779
UBS Group AG 4.125% 2025[6]		2,750	2,732
UniCredit SpA 4.625% 2027[6]		625	600
Wells Fargo & Company 2.164% 2026 (3-month USD-LIBOR + 0.75% on 2/11/2025)[14]		8,000	7,528
Wells Fargo & Company 3.526% 2028 (USD-SOFR + 1.51% on 3/24/2027)[14]		4,337	4,112
Wells Fargo & Company 2.879% 2030 (3-month USD-LIBOR + 1.17% on 10/30/2029)[14]		729	642
Westpac Banking Corp. 2.75% 2023		1,750	1,747
Westpac Banking Corp. 2.894% 2030 (5-year UST Yield Curve Rate T Note Constant Maturity + 1.35% on 2/4/2025)[14]		3,000	2,846
Westpac Banking Corp. 2.668% 2035 (5-year UST Yield Curve Rate T Note Constant Maturity + 1.75% on 11/15/2030)[14]		3,325	2,650
Westpac Banking Corp. 2.963% 2040		1,500	1,087
			307,289

Energy 0.69%
Antero Midstream Partners LP 5.375% 2029[6]		2,170	1,947
Antero Resources Corp. 7.625% 2029[6]		1,634	1,665
Ascent Resources - Utica, LLC 7.00% 2026[6]		2,000	1,863
Ascent Resources - Utica, LLC 5.875% 2029[6]		1,040	917
Bonanza Creek Energy, Inc. 5.00% 2026[6]		480	431
BP Capital Markets America, Inc. 2.772% 2050		681	474
Canadian Natural Resources, Ltd. 2.95% 2023		1,935	1,928

122	American Funds Insurance Series

Asset Allocation Fund (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Corporate bonds, notes & loans (continued)
Energy (continued)
Canadian Natural Resources, Ltd. 2.05% 2025	USD	961	$900
Canadian Natural Resources, Ltd. 4.95% 2047		1,559	1,480
Cheniere Energy Partners LP 4.50% 2029		1,085	971
Cheniere Energy Partners LP 4.00% 2031		4,485	3,824
Cheniere Energy Partners LP 3.25% 2032[6]		998	788
Cheniere Energy, Inc. 4.625% 2028		4,645	4,198
Chesapeake Energy Corp. 4.875% 2022[16]		7,225	140
Chesapeake Energy Corp. 5.50% 2026[6]		685	654
Chesapeake Energy Corp. 5.875% 2029[6]		2,240	2,117
CNX Midstream Partners LP 4.75% 2030[6]		1,055	888
CNX Resources Corp. 7.25% 2027[6]		1,725	1,693
CNX Resources Corp. 6.00% 2029[6]		2,675	2,504
Comstock Resources, Inc. 5.875% 2030[6]		450	388
Constellation Oil Services Holding SA 13.50% 2025[3,4,6]		1,121	1,120
Constellation Oil Services Holding SA 4.00% PIK or 3.00% Cash 2026[17]		428	358
Diamond Foreign Asset Co. / Diamond Finance, LLC 9.00% Cash 2027[6,12,17]		204	201
Diamond Foreign Asset Co. / Diamond Finance, LLC 9.00% Cash 2027[12,17]		185	182
Diamondback Energy, Inc. 4.40% 2051		2,594	2,215
DT Midstream, Inc. 4.375% 2031[6]		1,680	1,412
Enbridge Energy Partners LP, Series B, 7.50% 2038		300	353
Enbridge, Inc. 4.00% 2023		278	279
Enbridge, Inc. 2.50% 2025		300	289
Enbridge, Inc. 3.70% 2027		62	59
Energy Transfer Operating LP 5.00% 2050		1,869	1,593
Energy Transfer Partners LP 4.50% 2024		1,210	1,211
Energy Transfer Partners LP 4.75% 2026		2,494	2,488
Energy Transfer Partners LP 5.25% 2029		757	751
Energy Transfer Partners LP 6.00% 2048		774	729
Energy Transfer Partners LP 6.25% 2049		757	735
Enterprise Products Operating, LLC 4.90% 2046		500	458
EQM Midstream Partners, LP 4.125% 2026		686	594
EQM Midstream Partners, LP 6.50% 2027[6]		1,690	1,574
EQM Midstream Partners, LP 5.50% 2028		3,088	2,672
EQM Midstream Partners, LP 7.50% 2030[6]		642	618
EQM Midstream Partners, LP 4.75% 2031[6]		1,635	1,309
EQT Corp. 5.00% 2029		340	330
EQT Corp. 7.50% 2030[14]		1,110	1,194
EQT Corp. 3.625% 2031[6]		400	346
Equinor ASA 3.00% 2027		4,000	3,853
Equinor ASA 3.625% 2028		3,685	3,605
Exxon Mobil Corp. 2.019% 2024		643	627
Exxon Mobil Corp. 2.44% 2029		1,963	1,768
Exxon Mobil Corp. 3.452% 2051		1,000	819
Genesis Energy, LP 6.50% 2025		4,280	3,954
Genesis Energy, LP 6.25% 2026		1,805	1,615
Genesis Energy, LP 8.00% 2027		3,812	3,384
Genesis Energy, LP 7.75% 2028		470	407
Halliburton Company 3.80% 2025		6	6
Harvest Midstream I, LP 7.50% 2028[6]		850	800
Hess Midstream Operations LP 4.25% 2030[6]		960	806
Hess Midstream Operations LP 5.50% 2030[6]		400	360
Hess Midstream Partners LP 5.125% 2028[6]		2,155	1,938
Hilcorp Energy I, LP 6.00% 2030[6]		350	305
Hilcorp Energy I, LP 6.00% 2031[6]		460	397
Holly Energy Partners LP / Holly Energy Finance Corp. 6.375% 2027[6]		545	514
Marathon Oil Corp. 4.40% 2027		1,005	982
MPLX LP 4.125% 2027		500	484
MPLX LP 2.65% 2030		4,273	3,571
MPLX LP 4.50% 2038		750	659
MPLX LP 4.70% 2048		1,101	928
MPLX LP 5.50% 2049		4,491	4,176

American Funds Insurance Series	123

Asset Allocation Fund (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Corporate bonds, notes & loans (continued)
Energy (continued)
New Fortress Energy, Inc. 6.75% 2025[6]	USD	1,065	$1,009
New Fortress Energy, Inc. 6.50% 2026[6]		2,435	2,210
NGL Energy Operating, LLC 7.50% 2026[6]		13,095	11,832
NGL Energy Partners LP 6.125% 2025		3,422	2,603
Oasis Midstream Partners LP / OMP Finance Corp. 8.00% 2029[6]		4,265	3,969
Oasis Petroleum, Inc. 6.375% 2026[6]		1,945	1,802
ONEOK, Inc. 5.85% 2026		2,469	2,562
ONEOK, Inc. 5.20% 2048		2,500	2,222
Parkland Corp. 4.625% 2030[6]		1,035	841
Petróleos Mexicanos 6.875% 2025		3,755	3,520
Petróleos Mexicanos 5.35% 2028		1,870	1,489
Petróleos Mexicanos 6.75% 2047		706	438
Pioneer Natural Resources Company 2.15% 2031		1,669	1,376
Plains All American Pipeline LP 3.80% 2030		113	100
Range Resources Corp. 8.25% 2029		1,040	1,062
Range Resources Corp. 4.75% 2030[6]		1,670	1,500
Rockies Express Pipeline, LLC 4.95% 2029[6]		2,689	2,304
Schlumberger BV 3.75% 2024[6]		495	493
Schlumberger BV 4.00% 2025[6]		70	70
Southwestern Energy Co. 7.75% 2027		2,450	2,503
Southwestern Energy Co. 8.375% 2028		395	417
Southwestern Energy Co. 5.375% 2029		1,355	1,259
Southwestern Energy Co. 5.375% 2030		1,945	1,793
Southwestern Energy Co. 4.75% 2032		960	823
Statoil ASA 3.25% 2024		2,850	2,835
Statoil ASA 4.25% 2041		2,000	1,876
Sunoco Logistics Operating Partners LP 5.40% 2047		650	572
Sunoco LP 4.50% 2029		1,050	868
Sunoco LP 4.50% 2030[6]		1,255	1,016
Targa Resources Partners LP 5.50% 2030		2,260	2,161
Teekay Offshore Partners LP 8.50% 2023[3,4,6]		3,550	3,230
Total SE 2.986% 2041		88	69
TransCanada PipeLines, Ltd. 4.25% 2028		1,090	1,062
TransCanada PipeLines, Ltd. 4.10% 2030		598	572
TransCanada PipeLines, Ltd. 4.75% 2038		2,000	1,896
TransCanada PipeLines, Ltd. 4.875% 2048		700	673
Valero Energy Corp. 4.00% 2029		4,000	3,787
Venture Global Calcasieu Pass, LLC 4.125% 2031[6]		840	720
Weatherford International, Ltd. 11.00% 2024[6]		1,196	1,207
Weatherford International, Ltd. 6.50% 2028[6]		2,380	2,140
Weatherford International, Ltd. 8.625% 2030[6]		6,460	5,373
Western Gas Partners LP 4.50% 2028		4,468	4,051
Western Midstream Operating, LP 4.55% 2030 (4.30% on 8/1/2022)[14]		1,125	976
Williams Companies, Inc. 3.50% 2030		1,094	987
			173,066

Health care 0.68%
AbbVie, Inc. 3.80% 2025		206	205
AbbVie, Inc. 2.95% 2026		1,445	1,370
AdaptHealth, LLC 5.125% 2030[6]		830	701
AmerisourceBergen Corp. 0.737% 2023		1,961	1,924
Amgen, Inc. 4.20% 2052		875	769
Amgen, Inc. 4.40% 2062		1,697	1,481
Anthem, Inc. 2.375% 2025		818	788
AstraZeneca Finance, LLC 1.20% 2026		3,786	3,431
AstraZeneca Finance, LLC 1.75% 2028		1,871	1,652
AstraZeneca Finance, LLC 2.25% 2031		742	647
AstraZeneca PLC 3.375% 2025		1,140	1,131
Bausch Health Companies, Inc. 6.125% 2027[6]		1,600	1,363
Bausch Health Companies, Inc. 4.875% 2028[6]		2,125	1,667

124	American Funds Insurance Series

Asset Allocation Fund (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Corporate bonds, notes & loans (continued)
Health care (continued)
Bausch Health Companies, Inc. 5.00% 2028[6]	USD	1,735	$929
Bausch Health Companies, Inc. 5.00% 2029[6]		1,000	523
Bausch Health Companies, Inc. 5.25% 2031[6]		3,910	2,012
Baxter International, Inc. 1.322% 2024		7,109	6,682
Baxter International, Inc. 1.915% 2027		4,739	4,248
Baxter International, Inc. 2.272% 2028		3,180	2,788
Bayer US Finance II, LLC 3.875% 2023[6]		1,685	1,683
Becton, Dickinson and Company 3.363% 2024		198	196
Boston Scientific Corp. 3.45% 2024		313	313
Centene Corp. 4.25% 2027		565	529
Centene Corp. 2.45% 2028		1,325	1,109
Centene Corp. 4.625% 2029		4,785	4,476
Centene Corp. 3.00% 2030		5,865	4,876
Cigna Corp. 3.75% 2023		245	246
Cigna Corp. 4.80% 2038		2,692	2,623
Community Health Systems, Inc. 5.625% 2027[6]		1,600	1,359
Community Health Systems, Inc. 5.25% 2030[6]		2,935	2,236
Eli Lilly and Company 3.375% 2029		1,353	1,325
GlaxoSmithKline PLC 3.625% 2025		3,585	3,593
HCA, Inc. 3.375% 2029[6]		804	708
HCA, Inc. 3.50% 2030		4,050	3,457
HCA, Inc. 3.625% 2032[6]		1,000	845
HCA, Inc. 4.375% 2042[6]		1,500	1,210
HCA, Inc. 4.625% 2052[6]		1,450	1,162
Jazz Securities DAC 4.375% 2029[6]		1,975	1,761
Merck & Co., Inc. 1.90% 2028		2,611	2,322
Merck & Co., Inc. 2.75% 2051		1,103	817
Molina Healthcare, Inc. 4.375% 2028[6]		440	394
Molina Healthcare, Inc. 3.875% 2030[6]		2,899	2,483
Molina Healthcare, Inc. 3.875% 2032[6]		3,855	3,240
Novant Health, Inc. 3.168% 2051		3,750	2,921
Novartis Capital Corp. 1.75% 2025		1,250	1,207
Novartis Capital Corp. 2.00% 2027		2,386	2,224
Owens & Minor, Inc. 4.375% 2024		5,615	5,496
Owens & Minor, Inc. 4.50% 2029[6]		3,685	3,013
Par Pharmaceutical, Inc. 7.50% 2027[6]		6,678	5,096
Pfizer, Inc. 2.95% 2024		825	822
Shire PLC 2.875% 2023		1,365	1,350
Summa Health 3.511% 2051		1,655	1,363
Tenet Healthcare Corp. 4.875% 2026[6]		11,225	10,366
Tenet Healthcare Corp. 4.25% 2029[6]		2,060	1,741
Tenet Healthcare Corp. 4.375% 2030[6]		1,925	1,632
Teva Pharmaceutical Finance Co. BV 6.00% 2024		7,016	6,928
Teva Pharmaceutical Finance Co. BV 7.125% 2025		1,935	1,891
Teva Pharmaceutical Finance Co. BV 3.15% 2026		17,790	14,646
Teva Pharmaceutical Finance Co. BV 5.125% 2029		10,195	8,424
Teva Pharmaceutical Finance Co. BV 4.10% 2046		3,550	2,222
UnitedHealth Group, Inc. 1.15% 2026		2,610	2,370
UnitedHealth Group, Inc. 4.00% 2029		3,541	3,510
UnitedHealth Group, Inc. 2.00% 2030		974	835
UnitedHealth Group, Inc. 2.30% 2031		1,312	1,138
UnitedHealth Group, Inc. 4.20% 2032		767	767
UnitedHealth Group, Inc. 3.05% 2041		3,875	3,130
UnitedHealth Group, Inc. 3.25% 2051		2,504	1,970
UnitedHealth Group, Inc. 4.75% 2052		7,505	7,514
			169,850

American Funds Insurance Series	125

Asset Allocation Fund (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Corporate bonds, notes & loans (continued)
Consumer discretionary 0.66%
Allied Universal Holdco, LLC 4.625% 2028[6]	USD	1,660	$1,374
Amazon.com, Inc. 2.70% 2060		2,765	1,880
American Honda Finance Corp. 3.50% 2028		750	723
Asbury Automotive Group, Inc. 4.625% 2029[6]		2,115	1,751
Atlas LuxCo 4 SARL 4.625% 2028[6]		1,065	864
Bayerische Motoren Werke AG 2.25% 2023[6]		300	296
Caesars Entertainment, Inc. 6.25% 2025[6]		2,815	2,722
Carnival Corp. 7.625% 2026[6]		700	544
Carnival Corp. 4.00% 2028[6]		3,875	3,191
Carvana Co. 5.625% 2025[6]		1,340	1,031
Carvana Co. 5.50% 2027[6]		3,661	2,368
Carvana Co. 5.875% 2028[6]		3,474	2,210
Carvana Co. 4.875% 2029[6]		2,150	1,226
Daimler Trucks Finance North America, LLC 3.50% 2025[6]		2,000	1,961
Daimler Trucks Finance North America, LLC 2.00% 2026[6]		2,400	2,158
Daimler Trucks Finance North America, LLC 3.65% 2027[6]		450	431
Daimler Trucks Finance North America, LLC 2.375% 2028[6]		1,350	1,163
Fertitta Entertainment, Inc. 4.625% 2029[6]		3,580	3,062
Fertitta Entertainment, Inc. 6.75% 2030[6]		1,790	1,379
First Student Bidco, Inc. / First Transit Parent, Inc. 4.00% 2029[6]		1,300	1,042
Ford Motor Credit Company, LLC 3.375% 2025		4,475	4,044
Ford Motor Credit Company, LLC 5.125% 2025		5,855	5,603
Ford Motor Credit Company, LLC 2.70% 2026		2,110	1,801
Ford Motor Credit Company, LLC 4.542% 2026		2,455	2,251
General Motors Financial Co. 3.50% 2024		4,145	4,054
General Motors Financial Co. 2.35% 2027		272	240
General Motors Financial Co. 2.70% 2027		467	411
Hanesbrands, Inc. 4.875% 2026[6]		2,700	2,506
Hilton Grand Vacations Borrower 5.00% 2029[6]		3,580	2,905
Hilton Worldwide Holdings, Inc. 4.00% 2031[6]		1,885	1,572
Home Depot, Inc. 1.50% 2028		3,000	2,614
Home Depot, Inc. 3.90% 2028		825	826
Home Depot, Inc. 2.95% 2029		4,000	3,737
Home Depot, Inc. 1.875% 2031		3,000	2,501
Home Depot, Inc. 4.25% 2046		2,000	1,882
Home Depot, Inc. 4.50% 2048		428	418
Hyundai Capital America 3.25% 2022[6]		480	480
Hyundai Capital America 1.00% 2024[6]		3,025	2,810
Hyundai Capital America 1.50% 2026[6]		850	753
Hyundai Capital America 1.65% 2026[6]		3,075	2,714
Hyundai Capital America 2.375% 2027[6]		2,579	2,271
Hyundai Capital America 2.10% 2028[6]		3,075	2,595
International Game Technology PLC 6.50% 2025[6]		2,855	2,846
International Game Technology PLC 5.25% 2029[6]		6,490	5,890
KB Home 7.25% 2030		1,295	1,229
Kontoor Brands, Inc. 4.125% 2029[6]		910	724
Lindblad Expeditions, LLC 6.75% 2027[6]		775	666
Lithia Motors, Inc. 3.875% 2029[6]		1,425	1,213
Lithia Motors, Inc. 4.375% 2031[6]		1,025	876
Marriott International, Inc. 2.75% 2033		2,500	1,969
Melco International Development, Ltd. 5.75% 2028[6]		1,710	1,103
NCL Corp., Ltd. 5.875% 2026[6]		825	650
NCL Corp., Ltd. 5.875% 2027[6]		1,375	1,178
NCL Corp., Ltd. 7.75% 2029[6]		1,375	1,054
Neiman Marcus Group, LLC 7.125% 2026[6]		1,345	1,244
Party City Holdings, Inc. 8.75% 2026[6]		1,650	1,112
Penske Automotive Group, Inc. 3.75% 2029		1,375	1,147
Premier Entertainment Sub, LLC 5.625% 2029[6]		1,690	1,206
Premier Entertainment Sub, LLC 5.875% 2031[6]		1,690	1,175
QVC, Inc. 4.75% 2027		220	174
QVC, Inc. 4.375% 2028		1,704	1,264

126	American Funds Insurance Series

Asset Allocation Fund (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Corporate bonds, notes & loans (continued)
Consumer discretionary (continued)
Real Hero Merger Sub 2, Inc. 6.25% 2029[6]	USD	715	$543
Royal Caribbean Cruises, Ltd. 11.50% 2025[6]		2,023	2,084
Royal Caribbean Cruises, Ltd. 4.25% 2026[6]		3,120	2,222
Royal Caribbean Cruises, Ltd. 5.375% 2027[6]		2,520	1,838
Sally Holdings, LLC and Sally Capital, Inc. 5.625% 2025		2,705	2,544
Sands China, Ltd. 2.55% 2027[6,14]		2,075	1,515
Scientific Games Corp. 7.00% 2028[6]		750	705
Scientific Games Corp. 7.25% 2029[6]		2,240	2,104
Sonic Automotive, Inc. 4.625% 2029[6]		3,035	2,356
Sonic Automotive, Inc. 4.875% 2031[6]		1,325	999
Stellantis Finance US, Inc. 1.711% 2027[6]		2,200	1,915
Stellantis Finance US, Inc. 2.691% 2031[6]		2,150	1,705
Tempur Sealy International, Inc. 4.00% 2029[6]		1,235	997
The Gap, Inc. 3.625% 2029[6]		486	342
The Gap, Inc. 3.875% 2031[6]		323	226
Toyota Motor Credit Corp. 0.80% 2026		429	388
Toyota Motor Credit Corp. 1.90% 2027		4,640	4,267
Toyota Motor Credit Corp. 3.05% 2028		2,430	2,300
Travel + Leisure Co. 4.50% 2029[6]		2,100	1,628
VICI Properties LP 4.625% 2029[6]		995	891
VICI Properties LP / VICI Note Co., Inc. 3.50% 2025[6]		1,100	1,031
VICI Properties LP / VICI Note Co., Inc. 4.625% 2025[6]		1,050	1,001
VICI Properties LP / VICI Note Co., Inc. 4.50% 2026[6]		600	553
VICI Properties LP / VICI Note Co., Inc. 3.75% 2027[6]		450	397
VICI Properties LP / VICI Note Co., Inc. 3.875% 2029[6]		2,225	1,918
VICI Properties LP / VICI Note Co., Inc. 4.125% 2030[6]		3,185	2,754
Volkswagen Group of America Finance, LLC 4.25% 2023[6]		3,770	3,772
Volkswagen Group of America Finance, LLC 4.625% 2025[6]		3,845	3,846
Volkswagen Group of America Finance, LLC 3.20% 2026[6]		3,201	3,031
Wheel Pros, Inc. 6.50% 2029[6]		1,750	1,239
Wyndham Destinations, Inc. 4.625% 2030[6]		1,300	1,009
Wyndham Worldwide Corp. 4.375% 2028[6]		2,255	1,976
Wynn Las Vegas, LLC and Wynn Capital Corp. 4.25% 2023[6]		2,193	2,108
			163,288

Communication services 0.57%
Alphabet, Inc. 1.998% 2026		3,000	2,843
Alphabet, Inc. 1.90% 2040		1,375	988
Alphabet, Inc. 2.25% 2060		1,265	825
AT&T, Inc. 3.50% 2053		5,140	3,905
CCO Holdings, LLC and CCO Holdings Capital Corp. 4.908% 2025		500	502
CCO Holdings, LLC and CCO Holdings Capital Corp. 4.50% 2030[6]		3,500	2,917
CCO Holdings, LLC and CCO Holdings Capital Corp. 4.75% 2030[6]		2,500	2,146
CCO Holdings, LLC and CCO Holdings Capital Corp. 4.25% 2031[6]		3,875	3,169
CCO Holdings, LLC and CCO Holdings Capital Corp. 4.50% 2032		2,710	2,203
CCO Holdings, LLC and CCO Holdings Capital Corp. 4.75% 2032[6]		2,150	1,766
CCO Holdings, LLC and CCO Holdings Capital Corp. 3.90% 2052		3,000	2,088
Comcast Corp. 2.35% 2027		4,000	3,732
Comcast Corp. 3.20% 2036		375	318
Comcast Corp. 3.90% 2038		250	226
Comcast Corp. 2.80% 2051		791	561
Comcast Corp. 2.887% 2051		2,571	1,840
CSC Holdings, LLC 3.375% 2031[6]		1,875	1,392
DIRECTV Holdings, LLC and DIRECTV Financing Co., Inc. 5.875% 2027[6]		3,655	3,130
Embarq Corp. 7.995% 2036		3,450	2,598
Fox Corp. 4.03% 2024		1,120	1,121
Frontier Communications Corp. 5.875% 2027[6]		2,225	2,006
Frontier Communications Corp. 5.00% 2028[6]		5,550	4,730
Frontier Communications Corp. 6.75% 2029[6]		4,400	3,631
Frontier Communications Holdings, LLC 5.875% 2029		1,850	1,427

American Funds Insurance Series	127

Asset Allocation Fund (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Corporate bonds, notes & loans (continued)
Communication services (continued)
Frontier Communications Holdings, LLC 6.00% 2030[6]	USD	1,900	$1,467
Frontier Communications Holdings, LLC 8.75% 2030[6]		1,100	1,114
Gray Escrow II, Inc. 5.375% 2031[6]		900	723
iHeartCommunications, Inc. 5.25% 2027[6]		3,093	2,652
Intelsat Jackson Holding Co. 6.50% 2030[6]		2,891	2,392
Ligado Networks, LLC 15.50% PIK 2023[6,17]		2,782	1,517
Live Nation Entertainment, Inc. 3.75% 2028[6]		1,350	1,168
Magallanes, Inc. 3.638% 2025[6]		3,807	3,692
Magallanes, Inc. 3.755% 2027[6]		1,018	956
Magallanes, Inc. 4.054% 2029[6]		1,435	1,315
Magallanes, Inc. 4.279% 2032[6]		2,903	2,597
Magallanes, Inc. 5.05% 2042[6]		2,500	2,131
Magallanes, Inc. 5.141% 2052[6]		1,500	1,261
Midas OpCo Holdings, LLC 5.625% 2029[6]		3,205	2,584
Netflix, Inc. 4.875% 2028		1,250	1,179
Netflix, Inc. 5.875% 2028		2,175	2,132
Netflix, Inc. 5.375% 2029[6]		25	24
Netflix, Inc. 6.375% 2029		50	51
News Corp. 3.875% 2029[6]		875	758
News Corp. 5.125% 2032[6]		550	488
Nexstar Broadcasting, Inc. 4.75% 2028[6]		3,175	2,729
SBA Tower Trust 1.631% 2026[6]		8,707	7,799
Scripps Escrow II, Inc. 3.875% 2029[6]		2,325	1,953
Sinclair Television Group, Inc. 4.125% 2030[6]		1,175	934
Sirius XM Radio, Inc. 4.00% 2028[6]		3,575	3,105
Sirius XM Radio, Inc. 4.125% 2030[6]		950	796
Sirius XM Radio, Inc. 3.875% 2031[6]		1,975	1,576
Sprint Corp. 7.625% 2026		2,425	2,560
Sprint Corp. 6.875% 2028		7,550	7,962
Take-Two Interactive Software, Inc. 3.30% 2024		3,175	3,135
Take-Two Interactive Software, Inc. 3.70% 2027		2,783	2,704
Take-Two Interactive Software, Inc. 4.00% 2032		2,438	2,291
TEGNA, Inc. 5.00% 2029		1,500	1,423
T-Mobile US, Inc. 1.50% 2026		500	452
T-Mobile US, Inc. 2.05% 2028		325	282
T-Mobile US, Inc. 3.375% 2029		1,700	1,492
Univision Communications, Inc. 6.625% 2027[6]		5,800	5,533
Univision Communications, Inc. 4.50% 2029[6]		3,475	2,920
Univision Communications, Inc. 7.375% 2030[6]		225	220
Virgin Media O2 4.25% 2031[6]		4,525	3,650
Virgin Media Secured Finance PLC 4.50% 2030[6]		2,115	1,743
VMED O2 UK Financing I PLC 4.75% 2031[6]		225	182
Vodafone Group PLC 4.375% 2028		350	349
Vodafone Group PLC 5.25% 2048		500	477
Vodafone Group PLC 4.25% 2050		4,350	3,644
Ziggo Bond Co. BV 5.125% 2030[6]		1,775	1,395
Ziggo Bond Finance BV 4.875% 2030[6]		725	617
			142,188

Industrials 0.48%
AAdvantage Loyalty IP, Ltd. 5.50% 2026[6]		1,005	927
ADT Security Corp. 4.125% 2029[6]		1,630	1,327
Allison Transmission Holdings, Inc. 3.75% 2031[6]		3,445	2,767
Avis Budget Car Rental, LLC 5.75% 2027[6]		1,025	912
Avis Budget Group, Inc. 5.375% 2029[6]		2,450	2,042
Avolon Holdings Funding, Ltd. 3.95% 2024[6]		1,587	1,521
Avolon Holdings Funding, Ltd. 4.25% 2026[6]		1,126	1,044
Avolon Holdings Funding, Ltd. 4.375% 2026[6]		1,975	1,832
Boeing Company 4.875% 2025		1,555	1,551
Boeing Company 3.10% 2026		251	234

128	American Funds Insurance Series

Asset Allocation Fund (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Corporate bonds, notes & loans (continued)
Industrials (continued)
Boeing Company 3.25% 2028	USD	4,000	$3,578
Boeing Company 5.15% 2030		1,100	1,057
Boeing Company 3.60% 2034		6,250	4,996
Boeing Company 5.805% 2050		4,000	3,681
Bombardier, Inc. 7.50% 2024[6]		760	715
Bombardier, Inc. 7.125% 2026[6]		2,900	2,400
Bombardier, Inc. 7.875% 2027[6]		6,745	5,632
Bombardier, Inc. 6.00% 2028[6]		1,010	758
BWX Technologies, Inc. 4.125% 2029[6]		1,025	901
Canadian National Railway Company 3.20% 2046		930	728
Canadian Pacific Railway, Ltd. 1.75% 2026		1,385	1,254
Canadian Pacific Railway, Ltd. 2.45% 2031		1,738	1,489
Canadian Pacific Railway, Ltd. 3.10% 2051		829	612
Clarivate Science Holdings Corp. 3.875% 2028[6]		590	495
Clarivate Science Holdings Corp. 4.875% 2029[6]		520	429
CoreLogic, Inc. 4.50% 2028[6]		6,075	4,688
Covert Mergeco, Inc. 4.875% 2029[6]		1,035	844
CSX Corp. 4.25% 2029		1,062	1,057
CSX Corp. 2.50% 2051		1,125	759
General Electric Capital Corp. 4.418% 2035		649	607
Honeywell International, Inc. 2.30% 2024		2,640	2,595
Honeywell International, Inc. 1.35% 2025		5,947	5,606
Honeywell International, Inc. 2.70% 2029		1,470	1,350
Icahn Enterprises Finance Corp. 4.75% 2024		2,090	1,957
L3Harris Technologies, Inc. 1.80% 2031		2,625	2,098
LSC Communications, Inc. 8.75% 2023[3,4,6,16]		4,063	39
Masco Corp. 1.50% 2028		774	650
Masco Corp. 2.00% 2031		497	391
Masco Corp. 3.125% 2051		230	158
MasTec, Inc. 4.50% 2028[6]		1,425	1,284
Meritor, Inc. 4.50% 2028[6]		730	704
Norfolk Southern Corp. 3.05% 2050		2,746	2,018
Northrop Grumman Corp. 2.93% 2025		1,820	1,782
Northrop Grumman Corp. 3.25% 2028		3,495	3,325
Otis Worldwide Corp. 2.293% 2027		2,135	1,935
Roller Bearing Company of America, Inc. 4.375% 2029[6]		195	166
Rolls-Royce PLC 5.75% 2027[6]		765	692
Siemens AG 1.20% 2026[6]		3,887	3,525
Siemens AG 1.70% 2028[6]		3,700	3,245
SkyMiles IP, Ltd. 4.75% 2028[6]		2,950	2,789
The Brink’s Co. 4.625% 2027[6]		2,385	2,124
TransDigm, Inc. 6.25% 2026[6]		3,476	3,361
TransDigm, Inc. 5.50% 2027		2,200	1,874
Triumph Group, Inc. 6.25% 2024[6]		3,390	3,028
Triumph Group, Inc. 8.875% 2024[6]		1,877	1,893
Triumph Group, Inc. 7.75% 2025[6]		3,600	2,777
Union Pacific Corp. 2.40% 2030		2,414	2,137
Union Pacific Corp. 2.95% 2052		1,000	738
Union Pacific Corp. 3.839% 2060		546	457
Union Pacific Corp. 3.799% 2071		545	438
United Airlines Holdings, Inc. 6.50% 2027[6]		2,200	2,169
United Airlines, Inc. 4.375% 2026[6]		975	863
United Airlines, Inc. 4.625% 2029[6]		2,225	1,895
United Rentals, Inc. 3.875% 2031		2,050	1,733
United Technologies Corp. 3.65% 2023		52	52
United Technologies Corp. 3.95% 2025		3,155	3,166
United Technologies Corp. 4.125% 2028		1,075	1,062
Vertical U.S. Newco, Inc. 5.25% 2027[6]		2,000	1,787
			118,700

American Funds Insurance Series	129

Asset Allocation Fund (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Corporate bonds, notes & loans (continued)
Materials 0.39%
Alcoa Nederland Holding BV 4.125% 2029[6]	USD	950	$851
Allegheny Technologies, Inc. 4.875% 2029		710	567
Allegheny Technologies, Inc. 5.125% 2031		1,110	852
Anglo American Capital PLC 2.25% 2028[6]		484	418
Anglo American Capital PLC 2.625% 2030[6]		2,500	2,060
Anglo American Capital PLC 3.95% 2050[6]		1,281	985
Arconic Rolled Products Corp. 6.125% 2028[6]		750	702
Ball Corp. 3.125% 2031		3,520	2,845
Can-Pack SA / Canpack US, LLC 3.875% 2029[6]		935	731
Chevron Phillips Chemical Co., LLC 3.30% 2023[6]		595	594
Cleveland-Cliffs, Inc. 5.875% 2027		9,000	8,408
Cleveland-Cliffs, Inc. 4.625% 2029[6]		1,825	1,614
Cleveland-Cliffs, Inc. 4.875% 2031[6]		1,351	1,194
CVR Partners LP 6.125% 2028[6]		745	667
Dow Chemical Co. 3.60% 2050		1,328	1,016
First Quantum Minerals, Ltd. 6.50% 2024[6]		2,204	2,121
First Quantum Minerals, Ltd. 7.50% 2025[6]		11,350	10,754
First Quantum Minerals, Ltd. 6.875% 2026[6]		3,625	3,346
First Quantum Minerals, Ltd. 6.875% 2027[6]		4,240	3,798
FXI Holdings, Inc. 7.875% 2024[6]		1,721	1,496
FXI Holdings, Inc. 12.25% 2026[6]		4,392	3,917
Glencore Funding, LLC 4.125% 2024[6]		945	941
International Flavors & Fragrances, Inc. 1.832% 2027[6]		5,400	4,657
International Paper Co. 7.30% 2039		2,005	2,345
Joseph T. Ryerson & Son, Inc. 8.50% 2028[6]		164	169
Kaiser Aluminum Corp. 4.625% 2028[6]		1,620	1,351
LSB Industries, Inc. 6.25% 2028[6]		860	760
LYB International Finance III, LLC 2.25% 2030		1,198	989
LYB International Finance III, LLC 3.625% 2051		2,537	1,878
LYB International Finance III, LLC 3.80% 2060		1,186	844
Methanex Corp. 5.125% 2027		6,180	5,464
Mineral Resources, Ltd. 8.50% 2030[6]		1,525	1,505
Mosaic Co. 3.25% 2022		1,125	1,126
Mosaic Co. 4.05% 2027		1,050	1,028
Nova Chemicals Corp. 4.25% 2029[6]		1,875	1,468
Novelis Corp. 3.875% 2031[6]		1,115	861
Praxair, Inc. 1.10% 2030		2,938	2,352
Rio Tinto Finance (USA), Ltd. 2.75% 2051		1,837	1,347
SCIH Salt Holdings, Inc. 4.875% 2028[6]		3,485	2,904
SCIH Salt Holdings, Inc. 6.625% 2029[6]		1,230	974
Sherwin-Williams Company 3.125% 2024		275	271
Sherwin-Williams Company 3.80% 2049		5,208	4,176
South32 Treasury (USA), Ltd. 4.35% 2032[6]		2,180	2,039
Venator Materials Corp. 5.75% 2025[6]		5,845	4,689
Venator Materials Corp. 9.50% 2025[6]		1,700	1,708
Warrior Met Coal, Inc. 7.875% 2028[6]		2,900	2,767
Westlake Chemical Corp. 4.375% 2047		500	428
			97,977

Utilities 0.39%
Ameren Corp. 2.50% 2024		969	940
American Electric Power Company, Inc. 2.95% 2022		3,020	3,011
Calpine Corp. 3.75% 2031[6]		1,975	1,610
Commonwealth Edison Co. 4.35% 2045		1,085	1,006
Commonwealth Edison Co. 3.85% 2052		2,600	2,297
Dominion Resources, Inc., junior subordinated, 3.071% 2024[14]		1,775	1,734
Duke Energy Carolinas, LLC 3.95% 2028		1,250	1,233
Duke Energy Florida, LLC 3.20% 2027		1,445	1,411
Duke Energy Indiana, Inc. 3.25% 2049		1,225	950
Duke Energy Progress, LLC 3.70% 2046		457	390

130	American Funds Insurance Series

Asset Allocation Fund (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Corporate bonds, notes & loans (continued)
Utilities (continued)
Duke Energy Progress, LLC 2.50% 2050	USD	202	$138
Duke Energy Progress, LLC 2.90% 2051		91	67
Edison International 3.55% 2024		2,200	2,148
EDP Finance BV 3.625% 2024[6]		4,100	4,070
Electricité de France SA 4.75% 2035[6]		1,250	1,165
Electricité de France SA 4.875% 2038[6]		2,750	2,439
Electricité de France SA 5.60% 2040		525	503
Emera US Finance LP 3.55% 2026		320	307
Enersis Américas SA 4.00% 2026		245	237
Entergy Corp. 2.80% 2030		3,325	2,855
Entergy Texas, Inc. 1.75% 2031		3,650	2,956
Eversource Energy 3.80% 2023		2,730	2,737
FirstEnergy Corp. 3.40% 2050		2,250	1,530
FirstEnergy Transmission, LLC 2.866% 2028[6]		675	572
Northern States Power Co. 4.125% 2044		3,525	3,203
NRG Energy, Inc. 3.625% 2031[6]		2,600	2,044
Pacific Gas and Electric Co. 2.10% 2027		125	105
Pacific Gas and Electric Co. 2.50% 2031		2,941	2,252
Pacific Gas and Electric Co. 3.30% 2040		100	69
Pacific Gas and Electric Co. 4.20% 2041		4,100	3,009
Pacific Gas and Electric Co. 3.50% 2050		1,250	837
PacifiCorp, First Mortgage Bonds, 4.125% 2049		4,000	3,591
PG&E Corp. 5.00% 2028		3,750	3,174
PG&E Corp. 5.25% 2030		3,400	2,804
Public Service Company of Colorado 1.875% 2031		2,775	2,322
Public Service Electric and Gas Co. 3.60% 2047		548	465
Public Service Electric and Gas Co. 3.15% 2050		2,451	1,909
Public Service Enterprise Group, Inc. 2.65% 2022		1,900	1,899
Southern California Edison Co. 2.85% 2029		4,450	3,947
Southern California Edison Co. 6.00% 2034		2,500	2,697
Southern California Edison Co. 5.35% 2035		3,000	2,997
Southern California Edison Co. 5.75% 2035		675	699
Southern California Edison Co. 4.00% 2047		264	215
Southern California Edison Co. 3.45% 2052		2,475	1,847
Talen Energy Corp. 7.25% 2027[6,16]		8,334	8,218
Talen Energy Corp., Term Loan B, (3-month USD-LIBOR + 3.75%) 5.416% 2026[12,15,16]		2,815	2,705
Talen Energy Supply, LLC 7.625% 2028[6,16]		1,180	1,158
Targa Resources Partners LP 4.00% 2032		1,750	1,501
Venture Global Calcasieu Pass, LLC 3.875% 2029[6]		1,030	904
Virginia Electric and Power Co. 2.40% 2032		2,575	2,203
Virginia Electric and Power Co. 4.60% 2048		2,650	2,555
Xcel Energy, Inc. 2.60% 2029		1,950	1,702
			97,337

Real estate 0.34%
Alexandria Real Estate Equities, Inc. 3.80% 2026		315	309
Alexandria Real Estate Equities, Inc. 3.95% 2028		1,220	1,182
Alexandria Real Estate Equities, Inc. 2.75% 2029		1,940	1,699
Alexandria Real Estate Equities, Inc. 3.375% 2031		1,320	1,170
Alexandria Real Estate Equities, Inc. 1.875% 2033		4,095	3,084
Alexandria Real Estate Equities, Inc. 4.85% 2049		410	381
American Campus Communities, Inc. 3.75% 2023		3,055	3,059
American Campus Communities, Inc. 4.125% 2024		2,075	2,087
American Campus Communities, Inc. 3.625% 2027		9,545	9,374
American Campus Communities, Inc. 3.875% 2031		331	326
American Tower Corp. 1.45% 2026		2,369	2,074
American Tower Corp. 1.60% 2026		2,347	2,101
American Tower Corp. 3.55% 2027		1,425	1,337
American Tower Corp. 1.50% 2028		2,500	2,081

American Funds Insurance Series	131

Asset Allocation Fund (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Corporate bonds, notes & loans (continued)
Real estate (continued)
American Tower Corp. 3.60% 2028	USD	1,000	$936
American Tower Corp. 2.30% 2031		1,500	1,190
American Tower Corp. 2.95% 2051		2,000	1,358
Brandywine Operating Partnership LP 3.95% 2023		1,070	1,068
Brookfield Property REIT, Inc. 5.75% 2026[6]		2,575	2,357
Diversified Healthcare Trust 4.375% 2031		2,120	1,444
Essex Portfolio LP 3.875% 2024		1,000	998
Essex Portfolio LP 3.50% 2025		6,825	6,686
Extra Space Storage, Inc. 2.35% 2032		1,385	1,099
Gaming and Leisure Properties, Inc. 3.35% 2024		1,263	1,212
Host Hotels & Resorts LP 4.50% 2026		355	349
Howard Hughes Corp. 5.375% 2028[6]		1,450	1,217
Howard Hughes Corp. 4.125% 2029[6]		1,860	1,438
Howard Hughes Corp. 4.375% 2031[6]		2,615	1,940
Invitation Homes Operating Partnership LP 2.00% 2031		2,401	1,850
Iron Mountain, Inc. 5.25% 2030[6]		3,785	3,298
Iron Mountain, Inc. 4.50% 2031[6]		2,650	2,173
Kennedy-Wilson Holdings, Inc. 4.75% 2029		2,645	2,146
Kennedy-Wilson Holdings, Inc. 4.75% 2030		1,140	894
Kennedy-Wilson Holdings, Inc. 5.00% 2031		2,260	1,755
Park Intermediate Holdings, LLC 4.875% 2029[6]		2,280	1,961
Public Storage 2.37% 2022		565	564
Public Storage 1.85% 2028		2,490	2,159
Public Storage 1.95% 2028		2,027	1,754
Public Storage 2.30% 2031		719	605
Realogy Corp. 5.75% 2029[6]		2,260	1,718
RHP Hotel Properties LP / RHP Finance Corp. 4.50% 2029[6]		1,300	1,105
RLJ Lodging Trust, LP 4.00% 2029[6]		1,240	1,021
Scentre Group 3.25% 2025[6]		1,000	957
Scentre Group 3.50% 2025[6]		3,075	2,989
Scentre Group 3.75% 2027[6]		2,430	2,331
Sun Communities Operating LP 2.30% 2028		1,845	1,580
Sun Communities Operating LP 2.70% 2031		876	707
UDR, Inc. 2.95% 2026		760	718
			85,841

Information technology 0.30%
Adobe, Inc. 1.90% 2025		366	353
Almonde, Inc., Term Loan, (3-month USD-LIBOR + 7.25%) 8.489% 2025[12,15]		4,150	3,593
Analog Devices, Inc. 1.70% 2028		1,286	1,128
Analog Devices, Inc. 2.10% 2031		1,212	1,036
Analog Devices, Inc. 2.80% 2041		2,961	2,325
Analog Devices, Inc. 2.95% 2051		1,955	1,495
Apple, Inc. 3.00% 2024		625	624
Apple, Inc. 3.35% 2027		40	40
Apple, Inc. 1.20% 2028		5,000	4,379
Avaya, Inc. 6.125% 2028[6]		1,600	1,048
Booz Allen Hamilton, Inc. 4.00% 2029[6]		1,000	874
Broadcom, Inc. 1.95% 2028[6]		1,407	1,199
Broadcom, Inc. 4.15% 2032[6]		2,811	2,541
Broadcom, Inc. 2.60% 2033[6]		2,524	1,944
Broadcom, Inc. 3.469% 2034[6]		1,771	1,444
Broadcom, Inc. 3.50% 2041[6]		3,948	2,984
CommScope Finance, LLC 6.00% 2026[6]		1,600	1,477
Diebold Nixdorf AG, Term Loan B, (3-month USD-LIBOR + 2.75%) 4.00% 2023[12,15]		5,393	4,577
Diebold Nixdorf, Inc. 9.375% 2025[6]		10,131	7,097
Diebold, Inc. 8.50% 2024		6,790	3,540
Fidelity National Information Services, Inc. 3.10% 2041		302	221
Fiserv, Inc. 3.50% 2029		471	430
Fiserv, Inc. 2.65% 2030		3,605	3,057

132	American Funds Insurance Series

Asset Allocation Fund (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Corporate bonds, notes & loans (continued)
Information technology (continued)
Gartner, Inc. 4.50% 2028[6]	USD	650	$598
Intuit, Inc. 0.95% 2025		1,530	1,410
Intuit, Inc. 1.35% 2027		1,395	1,219
Intuit, Inc. 1.65% 2030		1,845	1,517
Mastercard, Inc. 2.00% 2031		3,874	3,269
Microsoft Corp. 2.921% 2052		4,814	3,805
MoneyGram International, Inc. 5.375% 2026[6]		750	715
NCR Corp. 5.125% 2029[6]		1,650	1,399
PayPal Holdings, Inc. 2.65% 2026		2,364	2,243
PayPal Holdings, Inc. 2.30% 2030		2,200	1,891
Sabre GLBL, Inc. 7.375% 2025[6]		728	677
Sabre Holdings Corp. 9.25% 2025[6]		1,197	1,156
Square, Inc. 3.50% 2031[6]		2,325	1,858
Synaptics, Inc. 4.00% 2029[6]		875	712
Unisys Corp. 6.875% 2027[6]		725	634
VeriSign, Inc. 2.70% 2031		625	504
Veritas Holdings, Ltd. 7.50% 2025[6]		2,635	1,983
Viavi Solutions, Inc. 3.75% 2029[6]		725	608
Xerox Corp. 5.00% 2025[6]		2,275	2,119
			75,723

Consumer staples 0.27%
7-Eleven, Inc. 0.80% 2024[6]		1,700	1,612
7-Eleven, Inc. 0.95% 2026[6]		825	729
7-Eleven, Inc. 1.30% 2028[6]		2,500	2,081
Albertsons Companies, Inc. 3.50% 2029[6]		1,385	1,125
Altria Group, Inc. 2.45% 2032		125	94
Altria Group, Inc. 5.80% 2039		2,820	2,567
Altria Group, Inc. 3.40% 2041		1,500	995
Altria Group, Inc. 4.50% 2043		3,000	2,259
Altria Group, Inc. 5.95% 2049		490	430
Altria Group, Inc. 3.70% 2051		1,395	894
Anheuser-Busch InBev NV 4.00% 2028		845	835
Anheuser-Busch InBev NV 4.35% 2040		2,500	2,242
Anheuser-Busch InBev NV 4.60% 2048		1,500	1,350
British American Tobacco PLC 3.222% 2024		2,826	2,750
British American Tobacco PLC 3.215% 2026		3,323	3,108
British American Tobacco PLC 4.39% 2037		2,459	1,955
British American Tobacco PLC 4.54% 2047		940	691
Central Garden & Pet Co. 4.125% 2031[6]		1,395	1,122
Coca-Cola Company 1.00% 2028		940	812
Conagra Brands, Inc. 1.375% 2027		4,615	3,856
Constellation Brands, Inc. 3.60% 2028		625	594
Constellation Brands, Inc. 2.25% 2031		1,487	1,208
Coty, Inc. 4.75% 2029[6]		1,220	1,050
Imperial Tobacco Finance PLC 3.50% 2023[6]		4,000	3,978
Kronos Acquisition Holdings, Inc. 5.00% 2026[6]		2,430	2,081
Lamb Weston Holdings, Inc. 4.125% 2030[6]		2,210	1,919
PepsiCo, Inc. 1.95% 2031		3,001	2,559
PepsiCo, Inc. 2.625% 2041		5,000	3,934
PepsiCo, Inc. 3.625% 2050		777	703
PepsiCo, Inc. 2.75% 2051		1,723	1,324
Philip Morris International, Inc. 2.375% 2022		1,960	1,958
Philip Morris International, Inc. 2.875% 2024		788	779
Philip Morris International, Inc. 3.25% 2024		2,000	1,975
Philip Morris International, Inc. 0.875% 2026		2,990	2,656
Philip Morris International, Inc. 3.375% 2029		788	712
Philip Morris International, Inc. 1.75% 2030		2,956	2,293
Post Holdings, Inc. 4.625% 2030[6]		2,886	2,440

American Funds Insurance Series	133

Asset Allocation Fund (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Corporate bonds, notes & loans (continued)
Consumer staples (continued)
Prestige Brands International, Inc. 3.75% 2031[6]	USD	1,115	$926
Reynolds American, Inc. 5.85% 2045		2,030	1,707
Simmons Foods, Inc. 4.625% 2029[6]		560	474
			66,777

Total corporate bonds, notes & loans			1,498,036

Asset-backed obligations 1.46%
Aesop Funding, LLC, Series 2017-2A, Class A, 2.97% 2024[6,11]		1,920	1,914
Aesop Funding, LLC, Series 2018-1A, Class A, 3.70% 2024[6,11]		1,114	1,113
Aesop Funding, LLC, Series 2018-2A, Class A, 4.00% 2025[6,11]		3,100	3,101
Aesop Funding, LLC, Series 2021-1A, Class A, 1.38% 2027[6,11]		13,378	11,987
Aesop Funding, LLC, Series 2020-2, Class A, 2.02% 2027[6,11]		539	496
Aesop Funding, LLC, Series 2020-2A, Class B, 2.96% 2027[6,11]		138	130
Affirm Asset Securitization Trust, Series 2021-Z2, Class A, 1.17% 2026[6,11]		1,545	1,504
Allegro CLO, Ltd., Series 2016-1A, Class AR2, (3-month USD-LIBOR + 0.95%) 1.994% 2030[6,11,12]		2,395	2,361
Allegro CLO, Ltd., Series 2017-1A, Class AR, (3-month USD-LIBOR + 0.95%) 1.994% 2030[6,11,12]		1,639	1,604
Ares CLO, Ltd., Series 2017-42A, Class AR, (3-month USD-LIBOR + 0.92%) 2.056% 2028[6,11,12]		3,042	3,004
Ballyrock CLO, Ltd., Series 2019-2A, Class A1AR, (3-month USD-LIBOR + 1.00%) 2.478% 2030[6,11,12]		3,660	3,604
Bankers Healthcare Group Securitization Trust, Series 2021-A, Class A, 1.42% 2033[6,11]		638	597
Castlelake Aircraft Securitization Trust, Series 2021-1, Class A, 2.868% 2037[6,11]		4,936	4,371
Castlelake Aircraft Securitization Trust, Series 2017-1R, Class A, 2.741% 2041[6,11]		754	678
Cent CLO, Ltd., Series 2014-21A, Class AR, (3-month USD-LIBOR + 0.97%) 2.195% 2030[6,11,12]		5,185	5,118
CF Hippolyta, LLC, Series 2020-1, Class A1, 1.69% 2060[6,11]		5,261	4,774
CF Hippolyta, LLC, Series 2020-1, Class A2, 1.99% 2060[6,11]		1,774	1,520
CF Hippolyta, LLC, Series 2021-1, Class A1, 1.53% 2061[6,11]		6,175	5,453
CLI Funding VI, LLC, Series 2020-2A, Class A, 2.03% 2045[6,11]		1,560	1,401
CLI Funding VI, LLC, Series 2020-3A, Class A, 2.07% 2045[6,11]		1,260	1,138
CLI Funding VI, LLC, Series 2020-1A, Class A, 2.08% 2045[6,11]		5,730	5,129
CLI Funding VIII, LLC, Series 2021-1A, Class A, 1.64% 2046[6,11]		1,713	1,514
Cloud Pass-Through Trust, Series 2019-1A, Class CLOU, 3.554% 2022[6,11,12]		9	9
Credit Acceptance Auto Loan Trust, Series 2020-1A, Class A, 2.01% 2029[6,11]		1,420	1,415
Drive Auto Receivables Trust, Series 2019-3, Class C, 2.90% 2025[11]		258	259
Drive Auto Receivables Trust, Series 2020-1, Class C, 2.36% 2026[11]		1,273	1,272
Drivetime Auto Owner Trust, Series 2019-3, Class C, 2.74% 2025[6,11]		16	16
Dryden Senior Loan Fund, CLO, Series 2017-47A, Class A1R, (3-month USD-LIBOR + 0.98%) 2.024% 2028[6,11,12]		5,382	5,306
EDvestinU Private Education Loan, LLC, Series 2021-A, Class A, 1.80% 2045[6,11]		380	338
Enterprise Fleet Financing, LLC, Series 2022-1, Class A2, 3.03% 2028[6,11]		6,605	6,491
FirstKey Homes Trust, Series 2020-SFR2, Class A, 1.266% 2037[6,11]		6,023	5,552
Ford Credit Auto Owner Trust, Series 2018-2, Class A, 3.47% 2030[6,11]		4,825	4,811
Ford Credit Auto Owner Trust, Series 2018-1, Class A, 3.52% 2030[6,11]		6,000	5,980
Ford Credit Auto Owner Trust, Series 2020-1, Class A, 2.04% 2031[6,11]		8,861	8,478
Ford Credit Auto Owner Trust, Series 2018-1, Class A, 3.19% 2031[6,11]		9,605	9,457
GCI Funding I, LLC, Series 2020-1, Class A, 2.82% 2045[6,11]		765	707
GCI Funding I, LLC, Series 2020-1, Class B, 3.81% 2045[6,11]		308	285
Global SC Finance V SRL, Series 2019-1A, Class B, 4.81% 2039[6,11]		2,657	2,568
Global SC Finance V SRL, Series 2020-1A, Class A, 2.17% 2040[6,11]		11,017	10,100
Global SC Finance VII SRL, Series 2020-2A, Class A, 2.26% 2040[6,11]		13,797	12,635
Global SC Finance VII SRL, Series 2021-1A, Class A, 1.86% 2041[6,11]		4,279	3,815
Global SC Finance VII SRL, Series 2021-2A, Class A, 1.95% 2041[6,11]		6,372	5,692
Global SC Finance VII SRL, Series 2021-2A, Class B, 2.49% 2041[6,11]		504	444
Hertz Vehicle Financing III, LLC, Series 2021-A, Class B, 3.65% 2023[3,4,6,11]		5,930	5,755
Hertz Vehicle Financing III, LLC, Series 2021-1A, Class A, 1.21% 2025[6,11]		8,452	7,914
Hertz Vehicle Financing III, LLC, Series 2021-1A, Class B, 1.56% 2025[6,11]		634	587

134	American Funds Insurance Series

Asset Allocation Fund (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Asset-backed obligations (continued)
Hertz Vehicle Financing III, LLC, Series 2021-1A, Class C, 2.05% 2025[6,11]	USD	405	$374
Hertz Vehicle Financing III, LLC, Series 2022-4A, Class A, 3.73% 2026[6,11]		8,390	8,242
Hertz Vehicle Financing III, LLC, Series 2021-2A, Class A, 1.68% 2027[6,11]		9,163	8,097
Hertz Vehicle Financing III, LLC, Series 2021-2A, Class B, 2.12% 2027[6,11]		685	606
Hertz Vehicle Financing III, LLC, Series 2021-2A, Class C, 2.52% 2027[6,11]		429	376
Hertz Vehicle Financing III, LLC, Series 2022-2A, Class A, 2.33% 2028[6,11]		8,400	7,621
Hertz Vehicle Financing III, LLC, Series 2022-5A, Class A, 3.89% 2028[6,11]		8,750	8,454
Honda Auto Receivables Owner Trust, Series 2019-2, Class A3, 2.52% 2023[11]		265	265
Longfellow Place CLO, Ltd., Series 2013-1A, Class AR3, (3-month USD-LIBOR + 1.00%) 2.044% 2029[6,11,12]		1,745	1,733
Madison Park Funding, Ltd., CLO, Series 2015-17A, Class AR2, (3-month USD-LIBOR + 1.00%) 2.098% 2030[6,11,12]		5,545	5,465
Marathon CLO, Ltd., Series 2017-9A, Class A1AR, (3-month USD-LIBOR + 1.15%) 2.194% 2029[6,11,12]		2,659	2,626
Mercury Financial Credit Card Master Trust, Series 2021-1A, Class A, 1.54% 2026[6,11]		4,700	4,474
Mission Lane Credit Card Master Trust, Series 2021-A, Class A, 1.59% 2026[6,11]		1,900	1,831
Navient Student Loan Trust, Series 2021-C, Class A, 1.06% 2069[6,11]		5,551	5,119
Navient Student Loan Trust, Series 2021-G, Class A, 1.58% 2070[6,11]		6,389	5,656
Navigator Aircraft ABS, Ltd., Series 2021-1, Class A, 2.771% 2046[6,11]		6,588	5,880
Nelnet Student Loan Trust, Series 2021-C, Class AFX, 1.32% 2062[6,11]		11,925	10,963
Nelnet Student Loan Trust, Series 2021-A, Class APT1, 1.36% 2062[6,11]		6,594	6,105
Nelnet Student Loan Trust, Series 2021-B, Class AFX, 1.42% 2062[6,11]		11,169	10,363
New Economy Assets Phase 1 Issuer, LLC, Series 2021-1, Class A1, 1.91% 2061[6,11]		23,051	20,148
Newark BSL CLO 2, Ltd., Series 2017-1A, Class A1R, (3-month USD-LIBOR + 0.97%) 2.154% 2030[6,11,12]		1,765	1,740
Palmer Square Loan Funding, CLO, Series 2020-4, Class A1, (3-month USD-LIBOR + 1.00%) 2.524% 2028[6,11,12]		1,645	1,634
Palmer Square Loan Funding, CLO, Series 2021-4A, Class A1, (3-month USD-LIBOR + 0.80%) 1.844% 2029[6,11,12]		9,142	8,992
Palmer Square Loan Funding, CLO, Series 2021-1, Class A1, (3-month USD-LIBOR + 0.90%) 1.963% 2029[6,11,12]		500	494
Palmer Square Loan Funding, CLO, Series 2021-4A, Class A2, (3-month USD-LIBOR + 1.40%) 2.444% 2029[6,11,12]		5,378	5,209
PG&E Wildfire Recovery Funding, LLC, Series 2022-A, Class A2, 4.263% 2036[11]		2,725	2,745
Race Point CLO, Ltd., Series 2015-9A, Class A1A2, (3-month USD-LIBOR + 0.94%) 1.984% 2030[6,11,12]		4,634	4,558
Santander Drive Auto Receivables Trust, Series 2020-1, Class B, 3.03% 2024[11]		55	55
Santander Drive Auto Receivables Trust, Series 2020-1, Class C, 4.11% 2025[11]		1,000	1,001
SMB Private Education Loan Trust, Series 2021-A, Class A2A2, (1-month USD-LIBOR + 0.73%) 2.054% 2053[6,11,12]		7,530	7,325
SOLRR Aircraft Aviation Holding, Ltd., Series 2021-1, Class A, 2.636% 2046[6,11]		3,575	3,262
Sound Point CLO, Ltd., Series 2015-1RA, Class AR, (3-month USD-LIBOR + 1.08%) 2.124% 2030[6,11,12]		2,985	2,947
Sprite, Ltd., Series 2021-1, Class A, 3.75% 2046[6,11]		5,063	4,590
Stellar Jay Ireland DAC, Series 2021-1, Class A, 3.967% 2041[6,11]		4,796	4,281
Stonepeak Infrastructure Partners, Series 2021-1A, Class AA, 2.301% 2033[6,11]		2,639	2,464
Stonepeak Infrastructure Partners, Series 2021-1A, Class A, 2.675% 2033[6,11]		2,167	1,986
SuttonPark Structured Settlements, Series 2021-1, Class A, 1.95% 2075[6,11]		3,687	3,434
TAL Advantage V, LLC, Series 2020-1A, Class A, 2.05% 2045[6,11]		1,945	1,767
Textainer Marine Containers, Ltd., Series 2020-2A, Class A, 2.10% 2045[6,11]		852	773
Textainer Marine Containers, Ltd., Series 2021-1A, Class A, 1.68% 2046[6,11]		968	846
Textainer Marine Containers, Ltd., Series 2021-2A, Class A, 2.23% 2046[6,11]		4,624	4,119
Toyota Auto Loan Extended Note Trust, Series 2019-1, Class A, 2.56% 2031[6,11]		3,250	3,181
Toyota Auto Loan Extended Note Trust, Series 2020-1, Class A, 1.35% 2033[6,11]		889	828
Toyota Auto Loan Extended Note Trust, Series 2021-1, Class A, 1.07% 2034[6,11,12]		7,257	6,579
Triton Container Finance VIII, LLC, Series 2020-1, Class A, 2.11% 2045[6,11]		10,888	9,705
Triton Container Finance VIII, LLC, Series 2021-1, Class A, 1.86% 2046[6,11]		2,941	2,573
			363,883

American Funds Insurance Series	135

Asset Allocation Fund (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Bonds & notes of governments & government agencies outside the U.S. 0.16%
CPPIB Capital, Inc. 2.75% 2027[6]	USD	6,600	$6,411
European Investment Bank 0.75% 2026		6,194	5,605
OMERS Finance Trust 3.50% 2032[6]		4,315	4,216
OMERS Finance Trust 4.00% 2052[6]		4,315	4,046
Panama (Republic of) 3.298% 2033		4,365	3,740
Panama (Republic of) 4.50% 2063		1,035	799
Peru (Republic of) 1.862% 2032		2,525	1,920
Peru (Republic of) 2.78% 2060		3,775	2,346
Qatar (State of) 3.375% 2024[6]		2,315	2,310
Qatar (State of) 4.00% 2029[6]		745	753
Qatar (State of) 4.817% 2049[6]		750	757
Saudi Arabia (Kingdom of) 3.25% 2030[6]		1,750	1,649
Saudi Arabia (Kingdom of) 5.25% 2050[6]		1,000	1,020
United Mexican States 2.659% 2031		2,703	2,231
United Mexican States 3.771% 2061		1,528	995
			38,798

Municipals 0.15%
California 0.02%
Golden State Tobacco Securitization Corp., Enhanced Tobacco Settlement Asset-Backed Bonds, Series 2021-A-1, 2.158% 2026		1,200	1,117
Golden State Tobacco Securitization Corp., Enhanced Tobacco Settlement Asset-Backed Bonds, Series 2021-A-1, 2.332% 2027		1,660	1,521
Golden State Tobacco Securitization Corp., Enhanced Tobacco Settlement Asset-Backed Bonds, Series 2021-B, 2.746% 2034		495	428
Golden State Tobacco Securitization Corp., Enhanced Tobacco Settlement Asset-Backed Bonds, Series 2021-B, 3.293% 2042		1,170	947
Golden State Tobacco Securitization Corp., Enhanced Tobacco Settlement Asset-Backed Bonds, Series 2021-B, 3.00% 2046		2,470	2,173
			6,186

Connecticut 0.00%
Housing Fin. Auth., Housing Mortgage Fin. Program Bonds, Series 2014-C-1, 4.00% 2044		15	15
Housing Fin. Auth., Housing Mortgage Fin. Program Bonds, Series 2014-A-1, 4.00% 2044		5	5
			20

Florida 0.04%
Board of Administration Fin. Corp., Rev. Bonds, Series 2020-A, 1.705% 2027		5,335	4,830
Board of Administration Fin. Corp., Rev. Bonds, Series 2020-A, 2.154% 2030		5,365	4,667
			9,497

Guam 0.00%
A.B. Won Pat International Airport Auth., General Rev. Bonds, Series 2021-A, 3.839% 2036		240	212
A.B. Won Pat International Airport Auth., General Rev. Bonds, Series 2021-A, 4.46% 2043		315	273
			485

Illinois 0.02%
G.O. Bonds, Pension Funding, Series 2003, Assured Guaranty Municipal insured, 5.10% 2033		4,125	4,208

Maryland 0.00%
Community Dev. Administration, Dept. of Housing and Community Dev., Residential Rev. Ref. Bonds, Series 2014-E, 2.857% 2040		15	15

136	American Funds Insurance Series

Asset Allocation Fund (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Municipals (continued)
Minnesota 0.00%
Housing Fin. Agcy., Residential Housing Fin. Bonds, Series 2014-A, 4.00% 2038	USD	40	$41

Nebraska 0.00%
Investment Fin. Auth., Single Family Housing Rev. Bonds, Series 2013-A, 3.00% 2043		5	5

New York 0.03%
Dormitory Auth., Taxable State Personal Income Tax Rev. Bonds (General Purpose), Series 2021-C, 1.187% 2026		2,865	2,621
Dormitory Auth., Taxable State Personal Income Tax Rev. Bonds (General Purpose), Series 2021-C, 1.748% 2028		4,745	4,223
			6,844

Ohio 0.02%
Cleveland-Cuyahoga Port Auth., Federal Lease Rev. Bonds (VA Cleveland Health Care Center Project), Series 2021, 4.425% 2031		5,140	4,820

South Carolina 0.00%
Housing Fin. Auth., Mortgage Rev. Ref. Bonds, Series 2014, AMT, 4.00% 2041		10	10

South Dakota 0.00%
Housing Dev. Auth., Homeownership Mortgage Bonds, Series 2014-F, 4.00% 2034		5	5

Tennessee 0.00%
Housing Dev. Agcy., Residential Fin. Program Bonds, Series 2013-2-A, AMT, 4.00% 2043		5	5

Wisconsin 0.02%
Public Fin. Auth., Federal Lease Rev. Bonds (Fort Sam Acquisition Fncg.), Series 2022, 4.95% 2034		5,885	5,577

Total municipals			37,718

Total bonds, notes & other debt instruments (cost: $6,006,118,000)			5,625,550

Short-term securities 9.60%		Shares
Money market investments 9.40%
Capital Group Central Cash Fund 1.38%[8,18]		23,469,371	2,346,468

Money market investments purchased with collateral from securities on loan 0.20%
Capital Group Central Cash Fund 1.38%[8,18,19]		141,112	14,109
Goldman Sachs Financial Square Government Fund, Institutional Shares 1.39%[18,19]		7,449,054	7,449
BlackRock Liquidity Funds – FedFund, Institutional Shares 1.32%[18,19]		7,054,176	7,054

American Funds Insurance Series	137

Asset Allocation Fund (continued)

Short-term securities (continued)	Shares	Value (000)
Money market investments purchased with collateral from securities on loan (continued)
Invesco Short-Term Investments Trust – Government & Agency Portfolio, Institutional Class 1.38%[18,19]	7,054,175	$7,054
Morgan Stanley Institutional Liquidity Funds – Government Portfolio, Institutional Class 1.38%[18,19]	7,054,175	7,054
State Street Institutional U.S. Government Money Market Fund, Institutional Class 1.40%[18,19]	7,054,175	7,054
		49,774

Total short-term securities (cost: $2,396,504,000)		2,396,242
Total investment securities 104.82% (cost: $22,507,741,000)		26,167,099
Other assets less liabilities (4.82)%		(1,202,094)

Net assets 100.00%		$24,965,005

Futures contracts

Contracts	Type	Number of contracts	Expiration	Notional amount (000)		Value and unrealized appreciation (depreciation) at 6/30/2022 (000)
2 Year U.S. Treasury Note Futures	Long	2,307	September 2022	USD	484,506	$2,968
5 Year U.S. Treasury Note Futures	Short	348	September 2022		(39,063)	(174)
10 Year U.S. Treasury Note Futures	Short	699	September 2022		(82,853)	1,080
10 Year Ultra U.S. Treasury Note Futures	Short	3,135	September 2022		(399,321)	2,171
20 Year U.S. Treasury Bond Futures	Long	1,460	September 2022		202,393	(3,327)
30 Year Ultra U.S. Treasury Bond Futures	Short	311	September 2022		(48,001)	1,392
						$4,110

Swap contracts

Credit default swaps

Centrally cleared credit default swaps on credit indices — buy protection

						Upfront	Unrealized
				Notional	Value at	premium	appreciation
Reference	Financing	Payment	Expiration	amount	6/30/2022	received	at 6/30/2022
index	rate paid	frequency	date	(000)	(000)	(000)	(000)
CDX.NA.IG.38	1.00%	Quarterly	6/20/2027	USD191,572	$88	$(1,760)	$1,848

Investments in affiliates8

	Value of affiliates at 1/1/2022 (000)	Additions (000)	Reductions (000)	Net realized loss (000)	Net unrealized appreciation (depreciation) (000)	Value of affiliates at 6/30/2022 (000)	Dividend income (000)
Common stocks 0.00%
Health care 0.00%
NuCana PLC (ADR)[1,20]	$7,086	$—	$2,674	$(14,288)	$9,876	$—	$—
Investment funds 5.58%
Capital Group Central Corporate Bond Fund	1,617,261	20,332	—	—	(243,853)	1,393,740	20,332

138	American Funds Insurance Series

Asset Allocation Fund (continued)

Investments in affiliates8 (continued)

	Value of affiliates at 1/1/2022 (000)	Additions (000)		Reductions (000)	Net realized loss (000)	Net unrealized appreciation (depreciation) (000)	Value of affiliates at 6/30/2022 (000)	Dividend income (000)
Short-term securities 9.46%
Money market investments 9.40%
Capital Group Central Cash Fund 1.38%[18]	$1,417,334	$2,594,892		$1,665,138	$(73)	$(547)	$2,346,468	$4,686
Money market investments purchased with collateral from securities on loan 0.06%
Capital Group Central Cash Fund 1.38%[18,19]	8,492	5,617	[21]				14,109	—	[22]
Total short-term securities							2,360,577
Total 15.04%					$(14,361)	$(234,524)	$3,754,317	$25,018

Private placement securities5

	Acquisition date	Cost (000)	Value (000)	Percent of net assets
Carbon Health Technologies, Inc., convertible preferred shares, 1.00% 2024	7/9/2021	$50,000	$50,000	.20%
Rotech Healthcare, Inc.	9/26/2013	6,949	18,782	.08
Total		$56,949	$68,782	.28%

[1]	Security did not produce income during the last 12 months.
[2]	All or a portion of this security was on loan. The total value of all such securities was $53,318,000, which represented .21% of the net assets of the fund. Refer to Note 5 for more information on securities lending.
[3]	Valued under fair value procedures adopted by authority of the board of trustees. The total value of all such securities was $82,826,000, which represented .33% of the net assets of the fund.
[4]	Value determined using significant unobservable inputs.
[5]	Acquired through a private placement transaction exempt from registration under the Securities Act of 1933. May be subject to legal or contractual restrictions on resale.
[6]	Acquired in a transaction exempt from registration under Rule 144A of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $1,138,626,000, which represented 4.56% of the net assets of the fund.
[7]	Amount less than one thousand.
[8]	Affiliate of the fund or part of the same “group of investment companies” as the fund, as defined under the Investment Company Act of 1940, as amended.
[9]	All or a portion of this security was pledged as collateral. The total value of pledged collateral was $29,059,000, which represented .12% of the net assets of the fund.
[10]	Index-linked bond whose principal amount moves with a government price index.
[11]	Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.
[12]	Coupon rate may change periodically. Reference rate and spread are as of the most recent information available. Some coupon rates are determined by the issuer or agent based on current market conditions; therefore, the reference rate and spread are not available.
[13]	Purchased on a TBA basis.
[14]	Step bond; coupon rate may change at a later date.
[15]	Loan participations and assignments; may be subject to legal or contractual restrictions on resale. The total value of all such loans was $12,524,000, which represented .05% of the net assets of the fund.
[16]	Scheduled interest and/or principal payment was not received.
[17]	Payment in kind; the issuer has the option of paying additional securities in lieu of cash. Payment methods and rates are as of the most recent payment when available.
[18]	Rate represents the seven-day yield at 6/30/2022.
[19]	Security purchased with cash collateral from securities on loan. Refer to Note 5 for more information on securities lending.
[20]	Affiliated issuer during the reporting period but no longer held at 6/30/2022.
[21]	Represents net activity. Refer to Note 5 for more information on securities lending.
[22]	Dividend income is included with securities lending income in the fund’s statement of operations and is not shown in this table.

American Funds Insurance Series	139

Asset Allocation Fund (continued)

Key to abbreviations

ADR = American Depositary Receipts
Agcy. = Agency
AMT = Alternative Minimum Tax
Assn. = Association
Auth. = Authority
CAD = Canadian dollars
CLO = Collateralized Loan Obligations
CME = CME Group
CMO = Collateralized Mortgage Obligations
DAC = Designated Activity Company
Dept. = Department
Dev. = Development
Fin. = Finance
Fncg. = Financing
G.O. = General Obligation
LIBOR = London Interbank Offered Rate
Ref. = Refunding
REIT = Real Estate Investment Trust
Rev. = Revenue
SOFR = Secured Overnight Financing Rate
TBA = To be announced
USD = U.S. dollars

Refer to the notes to financial statements.

140	American Funds Insurance Series

American Funds Global Balanced Fund
(formerly Global Balanced Fund)
Investment portfolio June 30, 2022	unaudited

Common stocks 57.98%	Shares	Value (000)
Financials 9.06%
B3 SA-Brasil, Bolsa, Balcao	2,155,801	$4,515
Zurich Insurance Group AG	9,057	3,939
DNB Bank ASA	157,370	2,821
Toronto-Dominion Bank (CAD denominated)	32,930	2,159
ING Groep NV	218,488	2,159
PNC Financial Services Group, Inc.	12,445	1,963
Tradeweb Markets, Inc., Class A	26,076	1,780
Kotak Mahindra Bank, Ltd.	82,308	1,731
Citigroup, Inc.	31,974	1,470
AIA Group, Ltd.	130,600	1,416
Housing Development Finance Corp., Ltd.	45,344	1,246
HDFC Bank, Ltd.	70,602	1,205
BNP Paribas SA	13,671	650
JPMorgan Chase & Co.	5,741	647
Nasdaq, Inc.	3,936	600
Tryg A/S	26,250	589
Bank Central Asia Tbk PT	1,201,700	585
Aegon NV1	132,576	574
Ping An Insurance (Group) Company of China, Ltd., Class H	70,500	479
Ping An Insurance (Group) Company of China, Ltd., Class A	11,200	78
Banco Santander, SA	187,371	528
CME Group, Inc., Class A	2,404	492
Münchener Rückversicherungs-Gesellschaft AG	2,026	476
KBC Groep NV	8,458	475
Swedbank AB, Class A	30,035	380
FinecoBank SpA	28,303	339
Fairfax Financial Holdings, Ltd., subordinate voting shares	551	292
Lufax Holding, Ltd. (ADR)	47,602	286
Allfunds Group PLC	18,078	139
		34,013

Health care 7.83%
Abbott Laboratories	75,002	8,149
Novartis AG	30,322	2,568
Siemens Healthineers AG	48,353	2,457
UnitedHealth Group, Inc.	4,765	2,447
Thermo Fisher Scientific, Inc.	3,503	1,903
Gilead Sciences, Inc.	28,817	1,781
AstraZeneca PLC	13,160	1,730
Merck KGaA	8,544	1,442
PerkinElmer, Inc.	9,013	1,282
AbbVie, Inc.	7,420	1,137
Medtronic PLC	11,719	1,052
Amgen, Inc.	3,544	862
Stryker Corp.	4,289	853
BioMarin Pharmaceutical, Inc.[2]	7,114	590
Humana, Inc.	1,257	588
Bayer AG	9,217	548
		29,389

Industrials 7.76%
Raytheon Technologies Corp.	74,921	7,201
BAE Systems PLC	251,418	2,541
General Electric Co.	37,623	2,395
General Dynamics Corp.	8,844	1,957
Carrier Global Corp.	51,285	1,829
VINCI SA	16,433	1,463
RELX PLC	49,296	1,336
Siemens AG	12,400	1,262
Kingspan Group PLC	20,469	1,231
Thales SA	9,837	1,207

American Funds Insurance Series	141

American Funds Global Balanced Fund (continued)

(formerly Global Balanced Fund)

Common stocks (continued)	Shares	Value (000)
Industrials (continued)
Honeywell International, Inc.	6,933	$1,205
CSX Corp.	39,937	1,160
LIXIL Corp.	57,300	1,073
SMC Corp.	2,100	936
Safran SA	4,779	472
L3Harris Technologies, Inc.	1,234	298
Melrose Industries PLC	156,807	286
Airbus SE, non-registered shares	2,836	275
Lockheed Martin Corp.	609	262
NIBE Industrier AB, Class B	33,720	253
Bureau Veritas SA	8,207	210
DSV A/S	1,312	183
Ryanair Holdings PLC (ADR)[2]	1,300	87
		29,122

Information technology 7.44%
Microsoft Corp.	33,242	8,537
Broadcom, Inc.	17,541	8,522
Micron Technology, Inc.	46,889	2,592
Apple, Inc.	14,528	1,986
Taiwan Semiconductor Manufacturing Company, Ltd.	103,000	1,649
GlobalWafers Co., Ltd.	90,000	1,371
Adobe, Inc.[2]	3,492	1,278
ServiceNow, Inc.[2]	2,335	1,110
Accenture PLC, Class A	3,181	883
		27,928

Utilities 5.51%
DTE Energy Company	32,874	4,167
National Grid PLC	191,463	2,452
Power Grid Corporation of India, Ltd.	884,910	2,374
NextEra Energy, Inc.	30,640	2,373
E.ON SE	281,377	2,361
Duke Energy Corp.	17,632	1,890
Public Service Enterprise Group, Inc.	23,120	1,463
Dominion Energy, Inc.	14,973	1,195
ENN Energy Holdings, Ltd.	67,300	1,106
Iberdrola, SA, non-registered shares	80,267	833
Enel SpA	87,509	479
		20,693

Consumer staples 5.12%
Nestlé SA	37,614	4,391
Philip Morris International, Inc.	37,743	3,727
ITC, Ltd.	993,677	3,441
Imperial Brands PLC	101,076	2,259
British American Tobacco PLC	28,823	1,235
Pernod Ricard SA	5,944	1,092
Heineken NV	10,102	921
Altria Group, Inc.	15,371	642
Inner Mongolia Yili Industrial Group Co., Ltd., Class A	109,000	634
Treasury Wine Estates, Ltd.	42,600	334
Kweichow Moutai Co., Ltd., Class A	1,021	312
Davide Campari-Milano NV	21,508	226
		19,214

142	American Funds Insurance Series

American Funds Global Balanced Fund (continued)

(formerly Global Balanced Fund)

Common stocks (continued)	Shares	Value (000)
Communication services 3.67%
Comcast Corp., Class A	108,820	$4,270
Alphabet, Inc., Class A2	1,325	2,887
Alphabet, Inc., Class C2	435	952
Netflix, Inc.[2]	8,391	1,467
BCE, Inc.	23,357	1,148
Omnicom Group, Inc.	11,276	717
Universal Music Group NV	33,143	665
SoftBank Corp.	58,600	651
Meta Platforms, Inc., Class A2	3,285	530
Electronic Arts, Inc.	4,197	510
		13,797

Energy 3.50%
Canadian Natural Resources, Ltd. (CAD denominated)[1]	106,085	5,701
Neste OYJ	44,747	1,981
Shell PLC (GBP denominated)	57,460	1,493
Chevron Corp.	8,464	1,225
BP PLC	197,492	933
TC Energy Corp. (CAD denominated)	12,821	664
Baker Hughes Co., Class A	18,517	535
DT Midstream, Inc.	7,634	374
Woodside Energy Group, Ltd. (CDI)[2]	11,841	251
		13,157

Materials 3.48%
Freeport-McMoRan, Inc.	91,356	2,673
Linde PLC	6,777	1,948
BHP Group, Ltd. (CDI)	64,727	1,810
Evonik Industries AG	75,312	1,607
Fortescue Metals Group, Ltd.	110,218	1,334
Rio Tinto PLC	21,289	1,274
Vale SA, ordinary nominative shares (ADR)	67,040	981
Shin-Etsu Chemical Co., Ltd.	4,900	552
UPM-Kymmene Oyj	15,780	480
Air Liquide SA, non-registered shares	2,959	397
		13,056

Consumer discretionary 2.49%
General Motors Company[2]	98,406	3,125
LVMH Moët Hennessy-Louis Vuitton SE	2,533	1,544
Ferrari NV	4,222	775
Ferrari NV (EUR denominated)	1,623	298
InterContinental Hotels Group PLC	13,131	695
Amazon.com, Inc.[2]	4,940	525
Astra International Tbk PT	1,106,100	492
Cie. Financière Richemont SA, Class A	4,164	443
Starbucks Corp.	4,927	376
Royal Caribbean Cruises, Ltd.[2]	8,753	306
Airbnb, Inc., Class A2	2,869	256
Ford Motor Co.	22,680	252
Aptiv PLC[2]	2,744	244
JD.com, Inc., Class A	1,200	39
		9,370

American Funds Insurance Series	143

American Funds Global Balanced Fund (continued)

(formerly Global Balanced Fund)

Common stocks (continued)	Shares		Value (000)
Real estate 2.12%
Crown Castle International Corp. REIT		14,805	$2,493
Equinix, Inc. REIT		2,715	1,784
Embassy Office Parks REIT		363,682	1,723
CTP NV		78,913	910
Digital Realty Trust, Inc. REIT		4,862	631
Americold Realty Trust, Inc.		13,585	408
			7,949

Total common stocks (cost: $209,035,000)			217,688

Preferred securities 0.37%
Financials 0.37%
Fannie Mae, Series S, 8.25% noncumulative preferred shares[2]		223,000	776
Federal Home Loan Mortgage Corp., Series Z, 8.375% noncumulative preferred shares[2]		192,000	636

Total preferred securities (cost: $1,545,000)			1,412

Convertible stocks 0.11%
Health care 0.11%
Danaher Corp., Series B, cumulative convertible preferred shares, 5.00% 2023		300	397

Total convertible stocks (cost: $410,000)			397

Bonds, notes & other debt instruments 36.78%	Principal amount (000)
U.S. Treasury bonds & notes 14.46%
U.S. Treasury 13.94%
U.S. Treasury 1.875% 2022	USD	1,810	1,810
U.S. Treasury 2.50% 2023		1,182	1,180
U.S. Treasury 2.75% 2023		1,485	1,484
U.S. Treasury 0.375% 2024		440	417
U.S. Treasury 1.50% 2024		5,058	4,939
U.S. Treasury 1.50% 2024		1,300	1,256
U.S. Treasury 2.50% 2024		995	986
U.S. Treasury 0.25% 2025		1,004	920
U.S. Treasury 0.375% 2025		50	46
U.S. Treasury 1.75% 2025		440	425
U.S. Treasury 2.875% 2025		1,031	1,027
U.S. Treasury 0.50% 2026		500	456
U.S. Treasury 0.625% 2026		500	453
U.S. Treasury 0.75% 2026		2,075	1,906
U.S. Treasury 0.875% 2026		500	457
U.S. Treasury 0.875% 2026		454	417
U.S. Treasury 1.125% 2026		1,000	922
U.S. Treasury 1.875% 2027		6,696	6,356
U.S. Treasury 2.25% 2027		298	287
U.S. Treasury 2.50% 2027		1,325	1,293
U.S. Treasury 2.75% 2027		10,830	10,683
U.S. Treasury 2.875% 2028		1,275	1,260
U.S. Treasury 2.875% 2028		557	550
U.S. Treasury 0.625% 2030		2,223	1,853
U.S. Treasury 0.625% 2030		650	538
U.S. Treasury 1.25% 2031		575	494
U.S. Treasury 1.375% 2031		834	723
U.S. Treasury 1.625% 2031		375	335
U.S. Treasury 1.875% 2032		3,109	2,813
U.S. Treasury 2.875% 2032		340	336
U.S. Treasury 1.875% 2041		920	719

144	American Funds Insurance Series

American Funds Global Balanced Fund (continued)

(formerly Global Balanced Fund)

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
U.S. Treasury bonds & notes (continued)
U.S. Treasury (continued)
U.S. Treasury 2.25% 2041	USD	525	$436
U.S. Treasury 2.875% 2046		400	364
U.S. Treasury 1.25% 2050		140	89
U.S. Treasury 1.875% 2051[3]		1,626	1,215
U.S. Treasury 2.00% 2051[3]		2,396	1,844
U.S. Treasury 2.375% 2051		490	412
U.S. Treasury 2.25% 2052		765	627
			52,328

U.S. Treasury inflation-protected securities 0.52%
U.S. Treasury Inflation-Protected Security 0.125% 2024[4]		804	812
U.S. Treasury Inflation-Protected Security 0.125% 2024[4]		558	562
U.S. Treasury Inflation-Protected Security 0.375% 2027[4]		357	355
U.S. Treasury Inflation-Protected Security 1.00% 2049[4]		241	231
			1,960

Total U.S. Treasury bonds & notes			54,288

Bonds & notes of governments & government agencies outside the U.S. 14.07%
Abu Dhabi (Emirate of) 2.50% 2022[5]		200	200
Abu Dhabi (Emirate of) 0.75% 2023[5]		275	266
Agricultural Development Bank of China 3.75% 2029	CNY	550	86
Asian Development Bank 1.125% 2025	GBP	100	117
Australia (Commonwealth of), Series 159, 0.25% 2024	AUD	500	324
Australia (Commonwealth of), Series 139, 3.25% 2025		875	606
Australia (Commonwealth of), Series 152, 2.75% 2028		310	205
Australia (Commonwealth of), Series 163, 1.00% 2031		660	360
Australia (Commonwealth of), Series 166, 3.00% 2033		2,250	1,451
Austria (Republic of) 0% 2031	EUR	660	592
Brazil (Federative Republic of) 10.00% 2023	BRL	600	113
Brazil (Federative Republic of) 0% 2024		1,700	269
Brazil (Federative Republic of) 10.00% 2025		900	162
Canada 0.75% 2024	CAD	1,125	830
Canada 2.25% 2025		1,400	1,062
Canada 0.25% 2026		570	400
Canada 2.25% 2029		1,525	1,120
Chile (Republic of) 5.80% 2024	CLP	85,000	90
Chile (Republic of) 4.50% 2026		5,000	5
Chile (Republic of) 5.00% 2028		60,000	60
Chile (Republic of) 4.70% 2030		355,000	346
China (People’s Republic of), Series 1910, 3.86% 2049	CNY	2,110	343
China (People’s Republic of), Series INBK, 3.39% 2050		1,100	165
China (People’s Republic of), Series INBK, 3.81% 2050		11,200	1,808
China Development Bank Corp., Series 2008, 2.89% 2025		3,240	487
China Development Bank Corp., Series 2009, 3.39% 2027		10,400	1,588
China Development Bank Corp., Series 2004, 3.43% 2027		1,060	162
China Development Bank Corp., Series 1805, 4.88% 2028		2,040	334
Colombia (Republic of), Series B, 5.75% 2027	COP	2,331,300	445
Colombia (Republic of), Series B, 7.00% 2031		6,087,800	1,115
European Investment Bank 0.375% 2027	EUR	110	108
European Investment Bank 0.25% 2032		860	760
European Union 0% 2026		100	99
European Union 0.25% 2026		50	50
French Republic O.A.T. 0% 2030		1,320	1,194
French Republic O.A.T. 0% 2032		650	563
French Republic O.A.T. 3.25% 2045		160	192
Germany (Federal Republic of) 0% 2025		525	538
Germany (Federal Republic of) 0% 2027		1,510	1,507
Germany (Federal Republic of) 0% 2031		3,080	2,867

American Funds Insurance Series	145

American Funds Global Balanced Fund (continued)

(formerly Global Balanced Fund)

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Bonds & notes of governments & government agencies outside the U.S. (continued)
Germany (Federal Republic of) 0% 2032	EUR	540	$497
Germany (Federal Republic of) 0% 2050		200	134
Greece (Hellenic Republic of) 3.45% 2024		320	346
Greece (Hellenic Republic of) 3.375% 2025		300	322
Greece (Hellenic Republic of) 1.75% 2032		725	644
Hungary (Republic of) 2.125% 2031[5]	USD	460	357
Hungary (Republic of) 3.125% 2051[5]		200	133
Hungary (Republic of), Series C, 1.00% 2025	HUF	43,000	90
India (Republic of) 5.15% 2025	INR	8,000	96
Indonesia (Republic of), Series 78, 8.25% 2029	IDR	4,301,000	307
Indonesia (Republic of), Series 82, 7.00% 2030		1,000,000	67
Indonesia (Republic of), Series 87, 6.50% 2031		1,253,000	80
Israel (State of) 2.875% 2024	EUR	200	213
Israel (State of) 1.50% 2027		100	100
Italy (Republic of) 1.35% 2030		660	615
Japan, Series 17, 0.10% 2023[4]	JPY	10,690	81
Japan, Series 19, 0.10% 2024[4]		31,020	236
Japan, Series 18, 0.10% 2024[4]		21,240	161
Japan, Series 150, 0.005% 2026		84,950	626
Japan, Series 21, 0.10% 2026[4]		41,385	320
Japan, Series 346, 0.10% 2027		134,150	993
Japan, Series 22, 0.10% 2027[4]		25,941	204
Japan, Series 24, 0.10% 2029[4]		26,043	203
Japan, Series 365, 0.10% 2031		317,600	2,311
Japan, Series 363, 0.10% 2031		56,000	407
Japan, Series 152, 1.20% 2035		264,400	2,118
Japan, Series 179, 0.50% 2041		71,600	492
Japan, Series 42, 1.70% 2044		50,150	423
Japan, Series 37, 0.60% 2050		26,950	171
Japan, Series 70, 0.70% 2051		60,350	391
Japan, Series 73, 0.70% 2051		7,000	45
Japan, Series 74, 1.00% 2052		130,700	913
KfW 1.125% 2025	GBP	95	111
Malaysia (Federation of), Series 0119, 3.906% 2026	MYR	1,380	313
Malaysia (Federation of), Series 0219, 3.885% 2029		620	137
Malaysia (Federation of), Series 0419, 3.828% 2034		90	19
Malaysia (Federation of), Series 0418, 4.893% 2038		300	69
Malaysia (Federation of), Series 0519, 3.757% 2040		1,450	287
Malaysia (Federation of), Series 0216, 4.736% 2046		409	90
Malaysia (Federation of), Series 0518, 4.921% 2048		1,078	242
Morocco (Kingdom of) 3.50% 2024	EUR	100	104
Morocco (Kingdom of) 1.50% 2031		100	70
Netherlands (Kingdom of the) 5.50% 2028		100	128
Nova Scotia (Province of) 3.15% 2051	CAD	170	108
Peru (Republic of) 2.392% 2026	USD	90	84
Philippines (Republic of) 0.001% 2024	JPY	100,000	731
Philippines (Republic of) 0.25% 2025	EUR	100	98
Philippines (Republic of) 1.648% 2031	USD	200	161
Poland (Republic of), Series 0725, 3.25% 2025	PLN	1,900	377
Poland (Republic of), Series 1029, 2.75% 2029		410	70
Portuguese Republic 0.475% 2030	EUR	230	211
Romania 2.125% 2028		130	112
Romania 3.624% 2030		615	528
Romania 2.00% 2032		100	72
Romania 2.00% 2033		200	136
Romania 3.50% 2034		65	50
Romania 3.75% 2034		130	103
Romania 3.375% 2038		80	56
Romania 4.625% 2049		39	29

146	American Funds Insurance Series

American Funds Global Balanced Fund (continued)

(formerly Global Balanced Fund)

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Bonds & notes of governments & government agencies outside the U.S. (continued)
Romania 3.375% 2050	EUR	73	$46
Russian Federation 7.00% 2023	RUB	16,600	27
Russian Federation 2.875% 2025	EUR	200	56
Russian Federation 4.25% 2027[6]	USD	200	55
Russian Federation 4.375% 2029		200	47
Russian Federation 6.90% 2029[6]	RUB	28,250	46
Russian Federation 7.65% 2030[6]		38,320	63
Russian Federation 5.90% 2031[6]		5,620	9
Russian Federation 6.90% 2031		18,200	30
Russian Federation 8.50% 2031[6]		5,530	9
Russian Federation 7.70% 2033[6]		23,030	38
Russian Federation 7.25% 2034[6]		8,140	13
Serbia (Republic of) 3.125% 2027	EUR	640	589
Serbia (Republic of) 3.125% 2027		385	354
Serbia (Republic of) 2.05% 2036		185	115
South Africa (Republic of), Series R-2030, 8.00% 2030	ZAR	3,000	160
South Korea (Republic of), Series 2209, 2.00% 2022	KRW	560,000	431
Spain (Kingdom of) 0.80% 2027	EUR	490	490
Spain (Kingdom of) 0.50% 2031		325	288
Spain (Kingdom of) 0.70% 2032		830	739
Tunisia (Republic of) 6.75% 2023		260	190
Tunisia (Republic of) 6.75% 2023		150	110
Ukraine 6.876% 2029[5]	USD	250	62
Ukraine 6.876% 2029		200	50
United Kingdom 1.75% 2022	GBP	280	341
United Kingdom 2.75% 2024		50	62
United Kingdom 1.25% 2027		410	483
United Kingdom 0.375% 2030		490	518
United Kingdom 0.25% 2031		770	786
United Kingdom 4.25% 2032		1,475	2,112
United Kingdom 0.625% 2035		155	148
United Kingdom 3.25% 2044		250	334
United Kingdom 0.625% 2050		95	71
United Kingdom 1.25% 2051		164	146
United Mexican States, Series M, 5.75% 2026	MXN	18,200	805
United Mexican States, Series M, 7.50% 2027		21,950	1,021
United Mexican States, Series M, 7.75% 2031		5,000	229
United Mexican States, Series M, 8.00% 2047		4,000	178
			52,832

Corporate bonds, notes & loans 5.39%
Financials 1.59%
ACE INA Holdings, Inc. 2.875% 2022	USD	10	10
ACE INA Holdings, Inc. 3.35% 2026		10	10
ACE INA Holdings, Inc. 4.35% 2045		20	19
Allianz SE 4.75% perpetual bonds (3-month EUR-EURIBOR + 3.60% on 10/24/2023)[7]	EUR	100	105
Bank of America Corp. 0.976% 2025 (USD-SOFR + 0.69% on 4/22/2024)[7]	USD	200	188
Bank of America Corp. 1.319% 2026 (USD-SOFR + 1.15% on 6/19/2025)[7]		500	455
Bank of America Corp. 1.734% 2027 (USD-SOFR + 0.96% on 7/22/2026)[7]		160	143
Bank of America Corp. 3.419% 2028 (3-month USD-LIBOR + 1.04% on 12/20/2027)[7]		236	220
Bank of America Corp. 2.496% 2031 (3-month USD-LIBOR + 0.99% on 2/13/2030)[7]		20	17
Citigroup, Inc. 0.981% 2025 (USD-SOFR + 0.669% on 5/1/2024)[7]		103	97
Citigroup, Inc. 3.106% 2026 (USD-SOFR + 2.842% on 3/8/2026)[7]		175	168
Citigroup, Inc. 1.462% 2027 (USD-SOFR + 0.67% on 6/9/2026)[7]		310	275
Citigroup, Inc. 3.07% 2028 (USD-SOFR + 1.28% on 2/24/2027)[7]		110	102
Citigroup, Inc. 4.91% 2033 (USD-SOFR + 2.086% on 5/24/2032)[7]		29	29
Commonwealth Bank of Australia 2.688% 2031[5]		225	183
Corebridge Financial, Inc. 3.90% 2032[5]		59	53

American Funds Insurance Series	147

American Funds Global Balanced Fund (continued)

(formerly Global Balanced Fund)

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Corporate bonds, notes & loans (continued)
Financials (continued)
Goldman Sachs Group, Inc. 2.905% 2023 (3-month USD-LIBOR + 0.99% on 7/24/2022)[7]	USD	130	$130
Goldman Sachs Group, Inc. 3.50% 2025		207	203
Goldman Sachs Group, Inc. 2.615% 2032 (USD-SOFR + 1.281% on 4/22/2031)[7]		130	108
Goldman Sachs Group, Inc. 1.00% 2033[5]	EUR	210	165
Goldman Sachs Group, Inc. 4.017% 2038 (3-month USD-LIBOR + 1.373% on 10/31/2037)[7]	USD	78	68
Groupe BPCE SA 5.70% 2023[5]		200	203
Groupe BPCE SA 1.00% 2025	EUR	100	100
HSBC Holdings PLC 4.292% 2026 (3-month USD-LIBOR + 1.348% on 9/12/2025)[7]	USD	200	196
Intercontinental Exchange, Inc. 4.00% 2027		390	384
JPMorgan Chase & Co. 3.25% 2022		28	28
JPMorgan Chase & Co. 1.578% 2027 (USD-SOFR + 0.885% on 4/22/2026)[7]		186	166
JPMorgan Chase & Co. 4.493% 2031 (USD-SOFR + 3.79% on 3/24/2030)[7]		160	156
Morgan Stanley 0.985% 2026 (USD-SOFR + 0.72% on 12/10/2025)[7]		200	178
Morgan Stanley 3.125% 2026		110	105
Morgan Stanley 1.593% 2027 (USD-SOFR + 0.879% on 5/4/2026)[7]		126	112
Morgan Stanley 2.699% 2031 (USD-SOFR + 1.143% on 1/22/2030)[7]		72	62
Morgan Stanley 2.95% 2032 (3-month EUR-EURIBOR +1.245% on 5/7/2031)[7]	EUR	510	507
New York Life Insurance Company 3.75% 2050[5]	USD	23	19
Nordea Bank AB 3.60% 2025[5]		200	198
PNC Financial Services Group, Inc. 2.854% 2022[7]		100	100
Royal Bank of Canada 1.20% 2026		175	158
Wells Fargo & Company 2.393% 2028 (USD-SOFR + 2.10% on 6/2/2027)[7]		400	359
Wells Fargo & Company 3.526% 2028 (USD-SOFR + 1.51% on 3/24/2027)[7]		210	199
			5,978

Utilities 0.74%
Alabama Power Co. 3.00% 2052		250	184
CMS Energy Corp. 3.00% 2026		150	144
Duke Energy Carolinas, LLC 3.05% 2023		280	280
Duke Energy Progress, LLC 3.70% 2028		75	73
Edison International 4.125% 2028		160	149
Enel Finance International SA 1.875% 2028[5]		200	168
Enersis Américas SA 4.00% 2026		35	34
Exelon Corp. 3.40% 2026		150	146
FirstEnergy Corp. 3.50% 2028[5]		35	33
Florida Power & Light Company 2.875% 2051		120	89
Interstate Power and Light Co. 2.30% 2030		50	43
NextEra Energy Capital Holdings, Inc. 2.75% 2029		232	205
Niagara Mohawk Power Corp. 3.508% 2024[5]		85	83
Pacific Gas and Electric Co. 2.95% 2026		25	23
Pacific Gas and Electric Co. 2.10% 2027		100	84
Pacific Gas and Electric Co. 3.00% 2028		140	121
Pacific Gas and Electric Co. 4.65% 2028		114	106
Pacific Gas and Electric Co. 4.55% 2030		31	27
Pacific Gas and Electric Co. 2.50% 2031		600	459
Pacific Gas and Electric Co. 3.25% 2031		50	40
Pacific Gas and Electric Co. 3.50% 2050		137	92
Xcel Energy, Inc. 3.35% 2026		216	209
			2,792

Communication services 0.60%
AT&T, Inc. 2.75% 2031		375	324
AT&T, Inc. 2.55% 2033		64	52
Comcast Corp. 0% 2026	EUR	100	95
Comcast Corp. 0.25% 2029		100	87
Deutsche Telekom International Finance BV 9.25% 2032	USD	45	60
KT Corp. 0.22% 2022	JPY	100,000	737

148	American Funds Insurance Series

American Funds Global Balanced Fund (continued)

(formerly Global Balanced Fund)

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Corporate bonds, notes & loans (continued)
Communication services (continued)
Magallanes, Inc. 5.05% 2042[5]	USD	168	$143
Orange SA 9.00% 2031[7]		65	84
T-Mobile US, Inc. 2.05% 2028		200	174
Verizon Communications, Inc. 0.375% 2029	EUR	140	125
Verizon Communications, Inc. 2.55% 2031	USD	325	278
Verizon Communications, Inc. 0.75% 2032	EUR	100	83
			2,242

Consumer discretionary 0.59%
Amazon.com, Inc. 2.80% 2024	USD	45	45
Amazon.com, Inc. 1.20% 2027		50	44
Bayerische Motoren Werke AG 3.90% 2025[5]		70	70
Bayerische Motoren Werke AG 4.15% 2030[5]		70	69
Daimler Trucks Finance North America, LLC 3.65% 2027[5]		150	144
General Motors Financial Co. 1.05% 2024		116	110
General Motors Financial Co. 2.40% 2028		150	127
Hyundai Capital America 3.25% 2022[5]		65	65
Hyundai Capital America 1.50% 2026[5]		250	221
Hyundai Capital America 2.375% 2027[5]		109	96
Hyundai Capital Services, Inc. 3.75% 2023[5]		250	250
Royal Caribbean Cruises, Ltd. 11.50% 2025[5]		142	146
Royal Caribbean Cruises, Ltd. 5.50% 2028[5]		130	91
Stellantis Finance US, Inc. 2.691% 2031[5]		200	159
Stellantis NV 1.25% 2033	EUR	500	366
Toyota Motor Credit Corp. 3.375% 2030	USD	33	31
Volkswagen International Finance NV 4.375% junior subordinated perpetual bonds (9-year EUR Mid-Swap + 3.36% on 3/28/2031)[7]	EUR	200	169
			2,203

Energy 0.49%
Canadian Natural Resources, Ltd. 2.95% 2030	USD	161	142
Enbridge, Inc. 4.25% 2026		70	69
Enbridge, Inc. 3.70% 2027		45	43
Enbridge, Inc. 3.40% 2051		39	29
Energy Transfer Operating LP 5.00% 2050		136	116
Halliburton Company 3.80% 2025		2	2
Kinder Morgan, Inc. 4.30% 2025		165	164
Kinder Morgan, Inc. 3.60% 2051		120	89
MPLX LP 2.65% 2030		75	63
MPLX LP 5.50% 2049		215	200
Petróleos Mexicanos 7.47% 2026	MXN	5,330	231
Petróleos Mexicanos 5.95% 2031	USD	161	118
Petróleos Mexicanos 6.75% 2047		38	24
Qatar Petroleum 3.125% 2041[5]		270	213
Statoil ASA 3.70% 2024		50	50
TransCanada Corp. 5.875% 2076 (3-month USD-LIBOR + 4.64% on 8/15/2026)[7]		288	274
			1,827

Industrials 0.37%
Boeing Company 4.508% 2023		400	401
Canadian Pacific Railway, Ltd. 3.10% 2051		164	121
Carrier Global Corp. 2.242% 2025		6	6
Carrier Global Corp. 2.493% 2027		7	6
CSX Corp. 3.80% 2050		6	5
CSX Corp. 2.50% 2051		75	51
General Electric Capital Corp. 4.418% 2035		200	187
Lima Metro Line 2 Finance, Ltd. 5.875% 2034[5]		97	96

American Funds Insurance Series	149

American Funds Global Balanced Fund (continued)

(formerly Global Balanced Fund)

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Corporate bonds, notes & loans (continued)
Industrials (continued)
MISC Capital Two (Labuan), Ltd. 3.75% 2027[5]	USD	200	$188
Singapore Airlines, Ltd. 3.375% 2029		200	182
United Technologies Corp. 4.125% 2028		170	168
			1,411

Health care 0.30%
Aetna, Inc. 2.80% 2023		10	10
Amgen, Inc. 1.90% 2025		40	38
Amgen, Inc. 2.20% 2027		30	28
AstraZeneca Finance, LLC 2.25% 2031		69	60
AstraZeneca PLC 3.50% 2023		150	150
Becton, Dickinson and Company 3.734% 2024		10	10
Becton, Dickinson and Company 3.70% 2027		43	42
Becton, Dickinson and Company 2.823% 2030		28	25
Cigna Corp. 4.125% 2025		80	80
EMD Finance, LLC 3.25% 2025[5]		250	246
Stryker Corp. 0.75% 2029	EUR	210	188
Takeda Pharmaceutical Company, Ltd. 2.25% 2026		100	103
UnitedHealth Group, Inc. 4.00% 2029	USD	135	134
			1,114

Information technology 0.27%
Broadcom, Inc. 3.15% 2025		17	16
Broadcom, Inc. 4.00% 2029[5]		42	39
Broadcom, Inc. 4.15% 2030		70	64
Broadcom, Inc. 3.419% 2033[5]		53	44
Lenovo Group, Ltd. 5.875% 2025		269	277
Mastercard, Inc. 2.00% 2031		102	86
Microsoft Corp. 2.40% 2026		187	180
Oracle Corp. 2.65% 2026		216	200
PayPal Holdings, Inc. 4.40% 2032		99	98
			1,004

Consumer staples 0.23%
Altria Group, Inc. 2.20% 2027	EUR	270	255
Anheuser-Busch InBev NV 4.00% 2028	USD	100	99
Anheuser-Busch InBev NV 4.75% 2029		220	224
British American Tobacco PLC 3.215% 2026		62	58
British American Tobacco PLC 3.557% 2027		105	96
British American Tobacco PLC 4.70% 2027		67	66
British American Tobacco PLC 3.462% 2029		75	64
			862

Real estate 0.19%
American Campus Communities, Inc. 3.75% 2023		100	100
American Campus Communities, Inc. 4.125% 2024		90	90
American Tower Corp. 0.875% 2029	EUR	250	213
Equinix, Inc. 2.15% 2030	USD	197	160
Essex Portfolio LP 3.50% 2025		120	118
Essex Portfolio LP 3.375% 2026		40	39
			720

Materials 0.02%
Vale Overseas, Ltd. 3.75% 2030		94	83

Total corporate bonds, notes & loans			20,236

150	American Funds Insurance Series

American Funds Global Balanced Fund (continued)

(formerly Global Balanced Fund)

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Mortgage-backed obligations 2.39%
Federal agency mortgage-backed obligations 1.32%
Fannie Mae Pool #FM7100 3.50% 2050[8]	USD	379	$370
Government National Mortgage Assn. 3.50% 2052[8,9]		1,300	1,262
Uniform Mortgage-Backed Security 2.50% 2052[8,9]		990	890
Uniform Mortgage-Backed Security 4.00% 2052[8,9]		1,145	1,125
Uniform Mortgage-Backed Security 4.50% 2052[8,9]		1,267	1,269
Uniform Mortgage-Backed Security 4.50% 2052[8,9]		33	33
			4,949

Other mortgage-backed securities 1.07%
Nordea Kredit 0.50% 2040[8]	DKK	1,666	192
Nykredit Realkredit AS, Series 01E, 1.50% 2037[8]		520	67
Nykredit Realkredit AS, Series 01E, 0.50% 2040[8]		7,444	856
Nykredit Realkredit AS, Series 01E, 1.50% 2040[8]		1,320	168
Nykredit Realkredit AS, Series 01E, 0.50% 2043[8]		20,999	2,393
Nykredit Realkredit AS, Series 01E, 0.50% 2050[8]		1,391	147
Nykredit Realkredit AS, Series CCE, 1.00% 2050[8]		599	66
Nykredit Realkredit AS, Series 01E, 1.00% 2053[8]		876	96
Realkredit Danmark AS 1.00% 2053[8]		197	22
			4,007

Total mortgage-backed obligations			8,956

Asset-backed obligations 0.43%
AmeriCredit Automobile Receivables Trust, Series 2022-2, Class A2B, (30-day Average USD-SOFR + 1.15%) 1.927% 2025[8,10]	USD	230	230
Exeter Automobile Receivables Trust, Series 2022-3A, Class A2, 3.45% 2024[8]		98	98
Ford Credit Auto Owner Trust, Series 2022-B, Class A2B, (30-day Average USD-SOFR + 0.60%) 1.252% 2025[8,10]		116	116
Nissan Auto Lease Trust, Series 2021-A, Class A3, 0.52% 2024[8]		302	293
Nissan Auto Lease Trust, Series 2022-A, Class A2B, (30-day Average USD-SOFR + 0.60%) 1.113% 2024[8,10]		300	295
Verizon Master Trust, Series 2022-3, Class A, 3.01% 2027 (3.76% on 11/20/2023)[7,8]		250	248
Volkswagen Auto Lease Trust, Series 2022-A, Class A2, 3.02% 2024[8]		167	166
Westlake Automobile Receivables Trust, Series 2022-2A, Class A2A, 3.36% 2025[5,8]		182	181
			1,627

Municipals 0.04%
Ohio 0.02%
Turnpike and Infrastructure Commission, Turnpike Rev. Ref. Bonds (Infrastructure Projects), Series 2020-A, 3.216% 2048		100	78

Texas 0.02%
Grand Parkway Transportation Corp., Grand Parkway System Toll Rev. Ref. Bonds, Series 2020-B, 3.236% 2052		80	65

Total municipals			143

Total bonds, notes & other debt instruments (cost: $153,808,000)			138,082

Short-term securities 6.46%		Shares
Money market investments 3.11%
Capital Group Central Cash Fund 1.38%[11,12]		116,695	11,667

American Funds Insurance Series	151

American Funds Global Balanced Fund (continued)

(formerly Global Balanced Fund)

Short-term securities (continued)	Weighted average yield at acquisition	Principal amount (000)		Value (000)
U.S. Treasury bills 2.39%
U.S. Treasury 7/21/2022	0.804%	USD	9,000	$8,995

			Shares
Money market investments purchased with collateral from securities on loan 0.96%
Capital Group Central Cash Fund 1.38%[11,12,13]			10,218	1,021
Goldman Sachs Financial Square Government Fund, Institutional Shares 1.39%[11,13]			539,399	540
BlackRock Liquidity Funds – FedFund, Institutional Shares 1.32%[11,13]			510,806	511
Invesco Short-Term Investments Trust – Government & Agency Portfolio, Institutional Class 1.38%[11,13]			510,805	511
Morgan Stanley Institutional Liquidity Funds – Government Portfolio, Institutional Class 1.38%[11,13]			510,805	511
State Street Institutional U.S. Government Money Market Fund, Institutional Class 1.40%[11,13]			510,805	511
				3,605

Total short-term securities (cost: $24,267,000)				24,267
Total investment securities 101.70% (cost: $389,065,000)				381,846
Other assets less liabilities (1.70)%				(6,368)

Net assets 100.00%				$375,478

Futures contracts

Contracts	Type	Number of contracts	Expiration	Notional amount (000)		Value and unrealized appreciation (depreciation) at 6/30/2022 (000)
2 Year U.S. Treasury Note Futures	Short	1	September 2022	USD	(210)	$1
5 Year Euro-Bobl Futures	Long	29	September 2022		3,774	(39)
5 Year U.S. Treasury Note Futures	Long	7	September 2022		786	8
10 Year Euro-Bund Futures	Long	11	September 2022		1,715	(18)
10 Year Italy Government Bond Futures	Short	11	September 2022		(1,419)	24
10 Year Japanese Government Bond Futures	Short	2	September 2022		(2,191)	(14)
10 Year Australian Treasury Bond Futures	Long	4	September 2022		328	2
10 Year Ultra U.S. Treasury Note Futures	Short	1	September 2022		(127)	2
10 Year U.S. Treasury Note Futures	Short	9	September 2022		(1,067)	(1)
10 Year UK Gilt Futures	Short	2	September 2022		(277)	11
20 Year U.S. Treasury Bond Futures	Long	2	September 2022		277	(3)
30 Year Ultra U.S. Treasury Bond Futures	Long	2	September 2022		309	(7)
						$(34)

152	American Funds Insurance Series

American Funds Global Balanced Fund (continued)

(formerly Global Balanced Fund)

Forward currency contracts

Contract amount						Unrealized appreciation (depreciation)
Currency purchased (000)		Currency sold (000)		Counterparty	Settlement date	at 6/30/2022 (000)
USD	287	NZD	440	Bank of America	7/11/2022	$12
USD	413	GBP	330	Barclays Bank PLC	7/11/2022	11
USD	226	MXN	4,470	Bank of America	7/11/2022	4
HUF	204,710	EUR	514	Bank of America	7/11/2022	2
EUR	140	USD	146	Bank of America	7/11/2022	1
USD	168	EUR	160	BNP Paribas	7/11/2022	1
EUR	2,560	DKK	19,040	Bank of America	7/11/2022	— [14]
EUR	200	USD	210	JPMorgan Chase	7/11/2022	— [14]
JPY	86,760	USD	640	BNP Paribas	7/11/2022	— [14]
EUR	120	USD	127	Bank of New York Mellon	7/11/2022	(1)
JPY	76,090	USD	562	BNP Paribas	7/11/2022	(1)
MXN	1,517	USD	77	Bank of America	7/11/2022	(2)
EUR	120	USD	129	JPMorgan Chase	7/11/2022	(3)
SEK	1,270	USD	130	Bank of America	7/11/2022	(6)
CAD	900	USD	713	HSBC Bank	7/11/2022	(14)
EUR	4,552	USD	4,868	Standard Chartered Bank	7/11/2022	(95)
JPY	637,220	USD	4,934	BNP Paribas	7/11/2022	(234)
USD	352	COP	1,337,640	Citibank	7/12/2022	31
KRW	1,261,900	USD	1,015	Bank of America	7/12/2022	(36)
USD	1,593	MYR	7,000	Bank of America	7/14/2022	1
MYR	2,865	USD	651	Standard Chartered Bank	7/14/2022	1
MYR	1,430	USD	325	HSBC Bank	7/14/2022	— [14]
MYR	1,090	USD	248	Standard Chartered Bank	7/14/2022	— [14]
MYR	815	USD	185	HSBC Bank	7/14/2022	— [14]
USD	239	CNH	1,600	UBS AG	7/27/2022	— [14]
USD	687	AUD	960	Citibank	7/29/2022	24
USD	525	AUD	740	Morgan Stanley	7/29/2022	14
AUD	340	USD	235	HSBC Bank	7/29/2022	— [14]
AUD	960	USD	681	Morgan Stanley	7/29/2022	(18)
PLN	4,260	USD	922	Citibank	2/2/2023	1
USD	420	PLN	1,940	Citibank	2/2/2023	(1)
PLN	1,940	USD	468	BNP Paribas	2/2/2023	(48)
						$(356)

Swap contracts

Interest rate swaps

Centrally cleared interest rate swaps

Receive		Pay			Notional	Value at	Upfront premium	Unrealized (depreciation) appreciation
Rate	Payment frequency	Rate	Payment frequency	Expiration date	amount (000)	6/30/2022 (000)	paid (000)	at 6/30/2022 (000)
1.2475%	Semi-annual	3-month NZD-BBR-FRA	Quarterly	8/20/2023	NZD 375	$(7)	$—	$(7)
1.234974%	Semi-annual	3-month NZD-BBR-FRA	Quarterly	8/20/2023	3,197	(58)	—	(58)
1.2375%	Semi-annual	3-month NZD-BBR-FRA	Quarterly	8/26/2023	1,178	(22)	—	(22)
1.264%	Semi-annual	3-month NZD-BBR-FRA	Quarterly	8/27/2023	2,945	(54)	—	(54)
1.26%	Semi-annual	3-month NZD-BBR-FRA	Quarterly	8/30/2023	486	(9)	—	(9)
1.28%	Semi-annual	3-month NZD-BBR-FRA	Quarterly	8/31/2023	486	(9)	—	(9)
1.30%	Semi-annual	3-month NZD-BBR-FRA	Quarterly	9/3/2023	533	(10)	—	(10)
1.4975%	Semi-annual	3-month NZD-BBR-FRA	Quarterly	9/21/2023	1,001	(18)	—	(18)

American Funds Insurance Series	153

American Funds Global Balanced Fund (continued)

(formerly Global Balanced Fund)

Swap contracts (continued)

Interest rate swaps (continued)

Centrally cleared interest rate swaps (continued)

Receive		Pay			Notional		Value at	Upfront premium	Unrealized (depreciation) appreciation
Rate	Payment frequency	Rate	Payment frequency	Expiration date	amount (000)		6/30/2022 (000)	paid (000)	at 6/30/2022 (000)
1.445%	Semi-annual	3-month NZD-BBR-FRA	Quarterly	9/28/2023	NZD	1,000	$(19)	$—	$(19)
1.4475%	Semi-annual	3-month NZD-BBR-FRA	Quarterly	9/29/2023		1,019	(19)	—	(19)
1.4475%	Semi-annual	3-month NZD-BBR-FRA	Quarterly	9/30/2023		1,023	(19)	—	(19)
1.5125%	Semi-annual	3-month NZD-BBR-FRA	Quarterly	10/14/2023		904	(17)	—	(17)
1.53%	Semi-annual	3-month NZD-BBR-FRA	Quarterly	10/14/2023		1,031	(19)	—	(19)
1.5625%	Semi-annual	3-month NZD-BBR-FRA	Quarterly	10/15/2023		1,029	(19)	—	(19)
1.59%	Semi-annual	3-month NZD-BBR-FRA	Quarterly	10/18/2023		1,029	(19)	—	(19)
1.62%	Semi-annual	3-month NZD-BBR-FRA	Quarterly	10/19/2023		1,144	(21)	—	(21)
3.7697%	Semi-annual	3-month NZD-BBR-FRA	Quarterly	11/6/2023		5,500	(7)	—	(7)
2.24%	Semi-annual	3-month NZD-BBR-FRA	Quarterly	11/8/2023		1,463	(20)	—	(20)
2.2525%	Semi-annual	3-month NZD-BBR-FRA	Quarterly	11/8/2023		1,463	(20)	—	(20)
2.20%	Semi-annual	3-month NZD-BBR-FRA	Quarterly	11/9/2023		123	(2)	—	(2)
2.495%	Annual	SONIA	Annual	5/5/2024	GBP	3,050	(14)	—	(14)
2.42%	Annual	SONIA	Annual	5/5/2024		6,100	(33)	—	(33)
2.9588%	Annual	SONIA	Annual	6/9/2024		4,180	5	—	5
6.59%	28-day	28-day MXN-TIIE	28-day	6/25/2026	MXN	2,000	(8)	—	(8)
6.585%	28-day	28-day MXN-TIIE	28-day	6/25/2026		2,600	(11)	—	(11)
6.64%	28-day	28-day MXN-TIIE	28-day	6/25/2026		3,200	(13)	—	(13)
6.6175%	28-day	28-day MXN-TIIE	28-day	6/25/2026		8,600	(36)	—	(36)
6.633%	28-day	28-day MXN-TIIE	28-day	6/25/2026		8,900	(37)	—	(37)
6.58%	28-day	28-day MXN-TIIE	28-day	6/25/2026		11,300	(47)	—	(47)
7.59%	28-day	28-day MXN-TIIE	28-day	10/29/2026		2,500	(7)	—	(7)
7.62%	28-day	28-day MXN-TIIE	28-day	10/29/2026		3,701	(9)	—	(9)
7.66%	28-day	28-day MXN-TIIE	28-day	10/29/2026		6,100	(15)	—	(15)
7.64%	28-day	28-day MXN-TIIE	28-day	10/29/2026		6,000	(15)	—	(15)
7.52%	28-day	28-day MXN-TIIE	28-day	10/30/2026		7,639	(21)	—	(21)
9.07%	28-day	28-day MXN-TIIE	28-day	4/28/2027		20,400	2	—	2
							$(647)	$—	$(647)

Credit default swaps

Centrally cleared credit default swaps on credit indices — sell protection

Financing rate received	Payment frequency	Reference index	Expiration date	Notional amount (000)	Value at 6/30/2022 (000)	Upfront premium paid (000)	Unrealized depreciation at 6/30/2022 (000)
1.00%	Quarterly	CDX.NA.IG.38	6/20/2027	USD8,652	$(4)	$76	$(80)

154	American Funds Insurance Series

American Funds Global Balanced Fund (continued)

(formerly Global Balanced Fund)

Investments in affiliates12

	Value of affiliates at 1/1/2022 (000)	Additions (000)		Reductions (000)	Net realized loss (000)	Net unrealized appreciation (000)		Value of affiliates at 6/30/2022 (000)	Dividend income (000)
Short-term securities 3.38%
Money market investments 3.11%
Capital Group Central Cash Fund 1.38%[11]	$1,127	$91,279		$80,737	$(2)	$—	[14]	$11,667	$41
Money market investments purchased with collateral from securities on loan 0.27%
Capital Group Central Cash Fund 1.38%[11,13]	—	1,021	[15]					1,021	—	[16]
Total short-term securities								12,688
Total 3.38%					$(2)	$—	[14]	$12,688	$41

[1]	All or a portion of this security was on loan. The total value of all such securities was $3,814,000, which represented 1.02% of the net assets of the fund. Refer to Note 5 for more information on securities lending.
[2]	Security did not produce income during the last 12 months.
[3]	All or a portion of this security was pledged as collateral. The total value of pledged collateral was $839,000, which represented .22% of the net assets of the fund.
[4]	Index-linked bond whose principal amount moves with a government price index.
[5]	Acquired in a transaction exempt from registration under Rule 144A of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $4,584,000, which represented 1.22% of the net assets of the fund.
[6]	Scheduled interest and/or principal payment was not received.
[7]	Step bond; coupon rate may change at a later date.
[8]	Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.
[9]	Purchased on a TBA basis.
[10]	Coupon rate may change periodically. Reference rate and spread are as of the most recent information available. Some coupon rates are determined by the issuer or agent based on current market conditions; therefore, the reference rate and spread are not available.
[11]	Rate represents the seven-day yield at 6/30/2022.
[12]	Part of the same “group of investment companies” as the fund as defined under the Investment Company Act of 1940, as amended.
[13]	Security purchased with cash collateral from securities on loan. Refer to Note 5 for more information on securities lending.
[14]	Amount less than one thousand.
[15]	Represents net activity. Refer to Note 5 for more information on securities lending.
[16]	Dividend income is included with securities lending income in the fund’s statement of operations and is not shown in this table.

Key to abbreviations

ADR = American Depositary Receipts

Assn. = Association

AUD = Australian dollars

BBR = Bank Base Rate

BRL = Brazilian reais

CAD = Canadian dollars

CDI = CREST Depository Interest

CLP = Chilean pesos

CNH = Chinese yuan renminbi

CNY = Chinese yuan

COP = Colombian pesos

DKK = Danish kroner

EUR = Euros

EURIBOR = Euro Interbank Offered Rate

FRA = Forward Rate Agreement

GBP = British pounds

HUF = Hungarian forints

IDR = Indonesian rupiah

INR = Indian rupees

JPY = Japanese yen

KRW = South Korean won

LIBOR = London Interbank Offered Rate

MXN = Mexican pesos

MYR = Malaysian ringgits

NZD = New Zealand dollars

PLN = Polish zloty

Ref. = Refunding

REIT = Real Estate Investment Trust

Rev. = Revenue

RUB = Russian rubles

SEK = Swedish kronor

SOFR = Secured Overnight Financing Rate

SONIA = Sterling Overnight Interbank Average Rate

TBA = To be announced

TIIE = Equilibrium Interbank Interest Rate

USD = U.S. dollars

ZAR = South African rand

Refer to the notes to financial statements.

American Funds Insurance Series	155

The Bond Fund of America

Investment portfolio June 30, 2022	unaudited

Bonds, notes & other debt instruments 97.74%	Principal amount (000)		Value (000)
U.S. Treasury bonds & notes 34.45%
U.S. Treasury 18.89%
U.S. Treasury 0.125% 2023	USD	39,035	$38,075
U.S. Treasury 0.25% 2024		40,500	38,405
U.S. Treasury 0.375% 2024		42,000	39,846
U.S. Treasury 0.375% 2024		23,504	22,441
U.S. Treasury 0.375% 2024		15,740	14,856
U.S. Treasury 2.125% 2024		72,100	70,764
U.S. Treasury 2.50% 2024		35,000	34,691
U.S. Treasury 2.50% 2024		22,390	22,199
U.S. Treasury 0.375% 2025		114,120	103,990
U.S. Treasury 2.875% 2025[1]		96,200	95,793
U.S. Treasury 2.875% 2025		72,100	71,811
U.S. Treasury 2.875% 2025		6,866	6,842
U.S. Treasury 0.375% 2026		40,000	36,369
U.S. Treasury 0.75% 2026		26,766	24,364
U.S. Treasury 0.75% 2026		20,625	18,872
U.S. Treasury 1.375% 2026[1]		45,000	42,060
U.S. Treasury 0.50% 2027		125,625	111,178
U.S. Treasury 0.50% 2027		70,675	62,018
U.S. Treasury 2.25% 2027[1]		120,200	115,235
U.S. Treasury 2.25% 2027[1]		72,100	69,515
U.S. Treasury 2.625% 2027		15,056	14,770
U.S. Treasury 6.125% 2027		24,000	27,583
U.S. Treasury 1.25% 2028		79,480	71,576
U.S. Treasury 2.75% 2029		44,840	43,940
U.S. Treasury 1.625% 2031		1,630	1,455
U.S. Treasury 2.875% 2032		31,925	31,545
U.S. Treasury 1.125% 2040		124,213	86,191
U.S. Treasury 1.375% 2040		40,000	28,701
U.S. Treasury 1.875% 2041		79,700	62,288
U.S. Treasury 2.00% 2041		247	195
U.S. Treasury 2.375% 2042		14,871	12,557
U.S. Treasury 3.00% 2049[1]		123,340	117,155
U.S. Treasury 1.25% 2050[1]		21,285	13,483
U.S. Treasury 1.875% 2051		4,670	3,490
U.S. Treasury 2.00% 2051		1,587	1,221
U.S. Treasury 2.25% 2052[1]		628,814	515,222
U.S. Treasury 2.875% 2052		1,320	1,241
			2,071,937

U.S. Treasury inflation-protected securities 15.56%
U.S. Treasury Inflation-Protected Security 0.125% 2022[2]		6,799	6,825
U.S. Treasury Inflation-Protected Security 0.125% 2023[2]		200,073	203,596
U.S. Treasury Inflation-Protected Security 0.375% 2023[2]		6,377	6,493
U.S. Treasury Inflation-Protected Security 0.625% 2023[2]		83,356	84,819
U.S. Treasury Inflation-Protected Security 0.125% 2024[2]		351,896	355,487
U.S. Treasury Inflation-Protected Security 0.125% 2024[2]		123,409	124,212
U.S. Treasury Inflation-Protected Security 0.50% 2024[2]		72,952	74,002
U.S. Treasury Inflation-Protected Security 0.625% 2024[2]		232,229	236,077
U.S. Treasury Inflation-Protected Security 0.125% 2025[2]		87,139	87,082
U.S. Treasury Inflation-Protected Security 0.125% 2025[2]		41,070	41,092
U.S. Treasury Inflation-Protected Security 0.25% 2025[2]		27,421	27,592
U.S. Treasury Inflation-Protected Security 0.375% 2025[2]		103,865	104,894
U.S. Treasury Inflation-Protected Security 0.125% 2026[2]		33,471	33,153
U.S. Treasury Inflation-Protected Security 0.125% 2026[2]		17,486	17,342
U.S. Treasury Inflation-Protected Security 0.125% 2026[2]		12,968	12,844
U.S. Treasury Inflation-Protected Security 0.625% 2026[2]		3,201	3,238
U.S. Treasury Inflation-Protected Security 0.125% 2027[2]		83,953	82,613
U.S. Treasury Inflation-Protected Security 0.375% 2027[1,2]		83,283	83,036
U.S. Treasury Inflation-Protected Security 0.50% 2028[1,2]		87,889	87,363

156	American Funds Insurance Series

The Bond Fund of America (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
U.S. Treasury bonds & notes (continued)
U.S. Treasury inflation-protected securities (continued)
U.S. Treasury Inflation-Protected Security 0.125% 2031[2]	USD	19,604	$18,602
U.S. Treasury Inflation-Protected Security 0.125% 2031[2]		12,947	12,285
U.S. Treasury Inflation-Protected Security 0.125% 2051[2]		5,935	4,535
			1,707,182

Total U.S. Treasury bonds & notes			3,779,119

Corporate bonds, notes & loans 33.56%
Financials 9.21%
ACE INA Holdings, Inc. 2.875% 2022		3,625	3,626
ACE INA Holdings, Inc. 3.35% 2026		2,025	1,984
ACE INA Holdings, Inc. 4.35% 2045		2,220	2,099
AerCap Holdings NV 6.50% 2025		1,798	1,842
AerCap Ireland Capital, Ltd. / AerCap Global Aviation Trust 1.15% 2023		3,130	2,984
AerCap Ireland Capital, Ltd. / AerCap Global Aviation Trust 1.65% 2024		5,996	5,543
AerCap Ireland Capital, Ltd. / AerCap Global Aviation Trust 2.45% 2026		10,289	8,966
AerCap Ireland Capital, Ltd. / AerCap Global Aviation Trust 3.00% 2028		12,359	10,422
AerCap Ireland Capital, Ltd. / AerCap Global Aviation Trust 3.30% 2032		12,595	10,095
AerCap Ireland Capital, Ltd. / AerCap Global Aviation Trust 3.40% 2033		5,120	4,049
AerCap Ireland Capital, Ltd. / AerCap Global Aviation Trust 3.85% 2041		1,254	906
Ally Financial, Inc. 5.125% 2024		1,500	1,516
Ally Financial, Inc. 8.00% 2031		8,479	9,288
Ally Financial, Inc. 8.00% 2031		7,070	7,868
Arthur J. Gallagher & Co. 3.50% 2051		1,073	822
Banco Santander, SA 1.722% 2027 (1-year UST Yield Curve Rate T Note Constant Maturity + 0.90% on 9/14/2026)[3]		1,400	1,216
Bank of America Corp. 1.53% 2025 (USD-SOFR + 0.65% on 12/6/2024)[3]		1,970	1,835
Bank of America Corp. 3.841% 2025 (USD-SOFR + 1.11% on 4/25/2024)[3]		2,635	2,624
Bank of America Corp. 1.658% 2027 (USD-SOFR + 0.91% on 3/11/2026)[3]		981	881
Bank of America Corp. 1.734% 2027 (USD-SOFR + 0.96% on 7/22/2026)[3]		7,989	7,115
Bank of America Corp. 3.419% 2028 (3-month USD-LIBOR + 1.04% on 12/20/2027)[3]		10,129	9,442
Bank of America Corp. 4.376% 2028 (USD-SOFR + 1.58% on 4/27/2027)[3]		2,635	2,596
Bank of America Corp. 2.087% 2029 (USD-SOFR + 1.06% on 6/14/2028)[3]		2,773	2,377
Bank of America Corp. 1.922% 2031 (USD-SOFR + 1.37% on 10/24/2030)[3]		21,177	16,935
Bank of America Corp. 2.299% 2032 (USD-SOFR + 1.22% on 7/21/2031)[3]		36,155	29,253
Bank of America Corp. 2.572% 2032 (USD-SOFR + 1.21% on 10/20/2031)[3]		2,613	2,158
Bank of America Corp. 2.687% 2032 (USD-SOFR + 1.32% on 4/22/2031)[3]		8,343	7,012
Bank of America Corp. 2.972% 2033 (USD-SOFR + 1.33% on 2/4/2032)[3]		4,089	3,487
Bank of America Corp. 4.571% 2033 (USD-SOFR + 1.83% on 4/27/2032)[3]		11,965	11,659
Bank of Nova Scotia 2.45% 2032		900	749
Berkshire Hathaway Finance Corp. 4.20% 2048		8,720	7,990
BNP Paribas 2.819% 2025 (3-month USD-LIBOR + 1.111% on 11/19/2024)[3,4]		2,875	2,750
BNP Paribas 2.219% 2026 (USD-SOFR + 2.074% on 6/9/2025)[3,4]		12,000	11,095
BNP Paribas 1.323% 2027 (USD-SOFR + 1.004% on 1/13/2026)[3,4]		9,981	8,833
BNP Paribas 2.591% 2028 (USD-SOFR + 1.228% on 1/20/2027)[3,4]		13,134	11,824
BNP Paribas 2.159% 2029 (USD-SOFR + 1.218% on 9/15/2028)[3,4]		3,594	3,010
BNP Paribas 2.871% 2032 (USD-SOFR + 1.387% on 4/19/2031)[3,4]		4,177	3,457
BNP Paribas 3.132% 2033 (USD-SOFR + 1.561% on 1/20/2032)[3,4]		3,694	3,096
Canadian Imperial Bank of Commerce (CIBC) 3.60% 2032		3,635	3,304
Capital One Financial Corp. 1.343% 2024 (USD-SOFR + 0.69% on 12/6/2023)[3]		4,525	4,339
Capital One Financial Corp. 4.927% 2028 (USD-SOFR + 2.057% on 5/10/2027)[3]		4,650	4,609
China Ping An Insurance Overseas (Holdings), Ltd. 2.85% 2031		1,126	914
CIT Group, Inc. 3.929% 2024 (USD-SOFR + 3.827% on 6/19/2023)[3]		5,410	5,377
Citigroup, Inc. 4.60% 2026		1,800	1,805
Citigroup, Inc. 1.462% 2027 (USD-SOFR + 0.67% on 6/9/2026)[3]		8,740	7,742
Citigroup, Inc. 3.07% 2028 (USD-SOFR + 1.28% on 2/24/2027)[3]		5,520	5,125
Citigroup, Inc. 3.057% 2033 (USD-SOFR + 1.351% on 1/25/2032)[3]		2,110	1,790
Citigroup, Inc. 3.785% 2033 (USD-SOFR + 1.939% on 3/17/2032)[3]		5,350	4,825
Citigroup, Inc. 4.91% 2033 (USD-SOFR + 2.086% on 5/24/2032)[3]		2,373	2,344
Corebridge Financial, Inc. 3.50% 2025[4]		1,439	1,400
Corebridge Financial, Inc. 3.65% 2027[4]		4,493	4,228

American Funds Insurance Series	157

The Bond Fund of America (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Corporate bonds, notes & loans (continued)
Financials (continued)
Corebridge Financial, Inc. 3.85% 2029[4]	USD	5,794	$5,360
Corebridge Financial, Inc. 3.90% 2032[4]		5,959	5,352
Corebridge Financial, Inc. 4.35% 2042[4]		361	309
Corebridge Financial, Inc. 4.40% 2052[4]		1,352	1,130
Crédit Agricole SA 1.907% 2026 (USD-SOFR + 1.676% on 6/16/2025)[3,4]		4,450	4,099
Crédit Agricole SA 1.247% 2027 (USD-SOFR + 0.892% on 1/26/2026)[3,4]		3,400	2,999
Credit Suisse Group AG 2.997% 2023 (3-month USD-LIBOR + 1.20% on 12/14/2022)[3,4]		12,000	11,922
Credit Suisse Group AG 3.80% 2023		12,925	12,809
Credit Suisse Group AG 4.207% 2024 (3-month USD-LIBOR + 1.24% on 6/12/2023)[3,4]		500	496
Credit Suisse Group AG 2.593% 2025 (USD-SOFR + 1.56% on 9/11/2024)[3,4]		850	801
Credit Suisse Group AG 2.193% 2026 (USD-SOFR + 2.044% on 6/5/2025)[3,4]		5,750	5,219
Credit Suisse Group AG 1.305% 2027 (USD-SOFR + 0.98% on 2/2/2026)[3,4]		10,950	9,423
Credit Suisse Group AG 4.194% 2031 (USD-SOFR + 3.73% on 4/1/2030)[3,4]		3,096	2,742
Credit Suisse Group AG 3.091% 2032 (USD-SOFR + 1.73% on 5/14/2031)[3,4]		7,369	5,872
Danske Bank AS 1.549% 2027 (UST Yield Curve Rate T Note Constant Maturity 1-year + 0.73% on 9/10/2026)[3,4]		2,990	2,621
Danske Bank AS 4.298% 2028 (1-year UST Yield Curve Rate T Note Constant Maturity + 1.75% on 4/1/2027)[3,4]		2,975	2,824
Deutsche Bank AG 3.30% 2022		2,695	2,695
Deutsche Bank AG 3.95% 2023		6,350	6,338
Deutsche Bank AG 0.898% 2024		2,500	2,344
Deutsche Bank AG 2.222% 2024 (USD-SOFR + 2.159% on 9/18/2023)[3]		10,475	10,106
Deutsche Bank AG 3.70% 2024		5,150	5,062
Deutsche Bank AG 3.70% 2024		2,550	2,521
Deutsche Bank AG 3.961% 2025 (USD-SOFR + 2.581% on 11/26/2024)[3]		8,586	8,305
Deutsche Bank AG 2.129% 2026 (USD-SOFR + 1.87% on 11/24/2025)[3]		42,264	37,590
Deutsche Bank AG 4.10% 2026		7,305	7,177
Deutsche Bank AG 4.10% 2026		857	848
Deutsche Bank AG 2.311% 2027 (USD-SOFR + 1.219% on 11/16/2026)[3]		3,825	3,304
Deutsche Bank AG 2.552% 2028 (USD-SOFR + 1.318% on 1/7/2027)[3]		6,135	5,315
Deutsche Bank AG 3.547% 2031 (USD-SOFR + 3.043% on 9/18/2030)[3]		2,900	2,431
Deutsche Bank AG 3.035% 2032 (USD-SOFR + 1.718% on 5/28/2031)[3]		2,100	1,664
DNB Bank ASA 1.535% 2027 (5-year UST Yield Curve Rate T Note Constant Maturity + 0.72% on 5/25/2026)[3,4]		1,200	1,072
GE Capital Funding, LLC 4.55% 2032		400	386
Goldman Sachs Group, Inc. 1.431% 2027 (USD-SOFR + 0.795% on 3/9/2026)[3]		3,030	2,691
Goldman Sachs Group, Inc. 1.542% 2027 (USD-SOFR + 0.818% on 9/10/2026)[3]		13,275	11,662
Goldman Sachs Group, Inc. 1.948% 2027 (USD-SOFR + 0.913% on 10/21/2026)[3]		13,961	12,365
Goldman Sachs Group, Inc. 2.64% 2028 (USD-SOFR + 1.114% on 2/24/2027)[3]		1,235	1,122
Goldman Sachs Group, Inc. 3.615% 2028 (USD-SOFR + 1.846% on 3/15/2027)[3]		7,403	7,012
Goldman Sachs Group, Inc. 3.814% 2029 (3-month USD-LIBOR + 1.158% on 4/23/2028)[3]		9,600	9,061
Goldman Sachs Group, Inc. 2.383% 2032 (USD-SOFR + 1.248% on 7/21/2031)[3]		19,697	15,947
Goldman Sachs Group, Inc. 2.615% 2032 (USD-SOFR + 1.281% on 4/22/2031)[3]		2,535	2,107
Goldman Sachs Group, Inc. 2.65% 2032 (USD-SOFR + 1.264% on 10/21/2031)[3]		6,075	5,013
Goldman Sachs Group, Inc. 3.102% 2033 (USD-SOFR + 1.41% on 2/24/2032)[3]		10,422	8,911
Goldman Sachs Group, Inc. 2.908% 2042 (USD-SOFR + 1.40% on 7/21/2041)[3]		3,160	2,313
Goldman Sachs Group, Inc. 5.30% junior subordinated perpetual bonds (3-month USD-LIBOR + 3.834% on 11/10/2026)[3]		1,750	1,650
Groupe BPCE SA 2.75% 2023[4]		6,875	6,855
Groupe BPCE SA 5.70% 2023[4]		28,166	28,597
Groupe BPCE SA 5.15% 2024[4]		5,481	5,485
Groupe BPCE SA 1.625% 2025[4]		2,980	2,811
Groupe BPCE SA 1.652% 2026 (USD-SOFR + 1.52% on 10/6/2025)[3,4]		6,350	5,693
HSBC Holdings PLC 2.251% 2027 (USD-SOFR + 1.10% on 11/22/2026)[3]		5,270	4,699
HSBC Holdings PLC 4.755% 2028 (USD-SOFR + 2.11% on 6/9/2027)[3]		6,610	6,432
HSBC Holdings PLC 2.206% 2029 (USD-SOFR + 1.285% on 8/17/2028)[3]		2,628	2,210
HSBC Holdings PLC 4.583% 2029 (3-month USD-LIBOR + 1.535% on 6/19/2028)[3]		9,525	9,192
HSBC Holdings PLC 2.804% 2032 (USD-SOFR + 1.187% on 5/24/2031)[3]		6,490	5,336
Huarong Finance 2017 Co., Ltd. 4.25% 2027		6,335	5,527

158	American Funds Insurance Series

The Bond Fund of America (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Corporate bonds, notes & loans (continued)
Financials (continued)
Huarong Finance 2017 Co., Ltd. 4.75% 2027	USD	669	$605
Huarong Finance 2019 Co., Ltd. (3-month USD-LIBOR + 1.125%) 2.631% 2023[5]		2,750	2,688
Huarong Finance 2019 Co., Ltd. (3-month USD-LIBOR + 1.25%) 2.756% 2025[5]		397	373
Huarong Finance II Co., Ltd. 5.00% 2025		480	454
Huarong Finance II Co., Ltd. 5.50% 2025		6,669	6,477
Huarong Finance II Co., Ltd. 4.625% 2026		200	184
Huarong Finance II Co., Ltd. 4.875% 2026		2,106	1,935
Intercontinental Exchange, Inc. 4.35% 2029		8,710	8,607
Intercontinental Exchange, Inc. 4.60% 2033		4,601	4,584
Intercontinental Exchange, Inc. 4.95% 2052		1,517	1,489
Intercontinental Exchange, Inc. 5.20% 2062		3,465	3,469
Intesa Sanpaolo SpA 3.375% 2023[4]		10,035	9,993
Intesa Sanpaolo SpA 3.25% 2024[4]		770	746
Intesa Sanpaolo SpA 5.017% 2024[4]		68,143	65,083
Intesa Sanpaolo SpA 5.71% 2026[4]		15,400	14,694
Intesa Sanpaolo SpA 3.875% 2027[4]		6,250	5,773
Intesa Sanpaolo SpA 3.875% 2028[4]		1,986	1,839
Iron Mountain Information Management Services, Inc. 5.00% 2032[4]		2,060	1,667
JPMorgan Chase & Co. 0.969% 2025 (USD-SOFR + 0.58% on 6/23/2024)[3]		5,870	5,493
JPMorgan Chase & Co. 1.561% 2025 (USD-SOFR + 0.605% on 12/10/2024)[3]		11,105	10,380
JPMorgan Chase & Co. 4.08% 2026 (USD-SOFR + 1.32% on 4/26/2025)[3]		3,620	3,580
JPMorgan Chase & Co. 1.47% 2027 (USD-SOFR + 0.765% on 9/22/2026)[3]		5,965	5,236
JPMorgan Chase & Co. 1.578% 2027 (USD-SOFR + 0.885% on 4/22/2026)[3]		1,832	1,633
JPMorgan Chase & Co. 2.947% 2028 (USD-SOFR + 1.17% on 2/24/2027)[3]		4,350	4,034
JPMorgan Chase & Co. 4.323% 2028 (USD-SOFR + 1.56% on 4/26/2027)[3]		12,080	11,892
JPMorgan Chase & Co. 2.069% 2029 (USD-SOFR + 1.015% on 6/1/2028)[3]		2,453	2,112
JPMorgan Chase & Co. 3.509% 2029 (3-month USD-LIBOR + 0.945% on 1/23/2028)[3]		9,600	8,989
JPMorgan Chase & Co. 4.203% 2029 (3-month USD-LIBOR + 1.26% on 7/23/2028)[3]		11,980	11,568
JPMorgan Chase & Co. 2.522% 2031 (USD-SOFR + 2.04% on 4/22/2030)[3]		1,766	1,506
JPMorgan Chase & Co. 2.545% 2032 (USD-SOFR + 1.18% on 11/8/2031)[3]		5,313	4,420
JPMorgan Chase & Co. 2.58% 2032 (USD-SOFR + 1.25% on 4/22/2031)[3]		4,802	4,045
JPMorgan Chase & Co. 2.963% 2033 (USD-SOFR + 1.26% on 1/25/2032)[3]		553	475
JPMorgan Chase & Co. 4.586% 2033 (USD-SOFR + 1.80% on 4/26/2032)[3]		1,907	1,875
Kasikornbank PCL HK 3.343% 2031 (5-year UST Yield Curve Rate T Note Constant Maturity + 1.70% on 10/2/2026)[3]		2,415	2,176
Keb Hana Bank 3.25% 2027[4]		1,315	1,265
Lloyds Banking Group PLC 2.438% 2026 (1-year UST Yield Curve Rate T Note Constant Maturity + 1.00% on 2/5/2025)[3]		2,675	2,533
Lloyds Banking Group PLC 4.375% 2028		8,825	8,583
Marsh & McLennan Companies, Inc. 2.375% 2031		367	308
Marsh & McLennan Companies, Inc. 2.90% 2051		505	356
MetLife Capital Trust IV, junior subordinated, 7.875% 2067 (3-month USD-LIBOR + 3.96% on 12/1/2037)[3,4]		1,405	1,518
MetLife, Inc. 3.60% 2025		3,490	3,472
Mitsubishi UFJ Financial Group, Inc. 0.962% 2025 (1-year UST Yield Curve Rate T Note Constant Maturity + 0.45% on 10/11/2024)[3]		2,960	2,744
Mitsubishi UFJ Financial Group, Inc. 1.538% 2027 (1-year UST Yield Curve Rate T Note Constant Maturity + 0.75% on 7/20/2026)[3]		6,200	5,487
Mitsubishi UFJ Financial Group, Inc. 1.64% 2027 (1-year UST Yield Curve Rate T Note Constant Maturity + 0.67% on 10/13/2026)[3]		2,225	1,963
Mitsubishi UFJ Financial Group, Inc. 2.341% 2028 (1-year UST Yield Curve Rate T Note Constant Maturity + 0.83% on 1/19/2027)[3]		2,970	2,679
Mitsubishi UFJ Financial Group, Inc. 4.08% 2028 (1-year UST Yield Curve Rate T Note Constant Maturity + 1.30% on 4/19/2027)[3]		2,945	2,871
Mizuho Financial Group, Inc. 1.554% 2027 (1-year UST Yield Curve Rate T Note Constant Maturity + 0.75% on 7/9/2026)[3]		4,615	4,068
Morgan Stanley 0.791% 2025 (USD-SOFR + 0.509% on 1/22/2024)[3]		3,065	2,900
Morgan Stanley 2.72% 2025 (USD-SOFR + 1.152% on 7/22/2024)[3]		2,300	2,218
Morgan Stanley 2.63% 2026 (USD-SOFR + 0.94% on 2/18/2025)[3]		2,680	2,560
Morgan Stanley 1.512% 2027 (USD-SOFR + 0.858% on 7/20/2026)[3]		10,488	9,217
Morgan Stanley 4.21% 2028 (USD-SOFR + 1.61% on 4/20/2027)[3]		3,671	3,592

American Funds Insurance Series	159

The Bond Fund of America (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Corporate bonds, notes & loans (continued)
Financials (continued)
Morgan Stanley 2.239% 2032 (USD-SOFR + 1.178% on 7/21/2031)[3]	USD	30,007	$24,341
Morgan Stanley 2.511% 2032 (USD-SOFR + 1.20% on 10/20/2031)[3]		3,951	3,269
Morgan Stanley 2.943% 2033 (USD-SOFR + 1.29% on 1/21/2032)[3]		6,616	5,677
Morgan Stanley 5.297% 2037 (USD-SOFR + 2.62% on 4/20/2032)[3]		2,286	2,216
MSCI, Inc. 3.25% 2033[4]		2,750	2,197
Navient Corp. 6.75% 2025		425	384
OneMain Holdings, Inc. 7.125% 2026		250	232
PNC Financial Services Group, Inc. 2.854% 2022[3]		5,850	5,853
Rede D’Or Finance SARL 4.50% 2030[4]		1,572	1,330
Santander Holdings USA, Inc. 3.50% 2024		8,325	8,186
Santander Holdings USA, Inc. 2.49% 2028[3]		3,625	3,202
Sumitomo Mitsui Banking Corp. 2.174% 2027		1,100	996
SVB Financial Group 4.70% junior subordinated perpetual bonds (5-year UST Yield Curve Rate T Note Constant Maturity + 3.064% on 11/15/2031)[3]		1,530	1,155
Synchrony Financial 4.375% 2024		3,640	3,620
Toronto-Dominion Bank 1.95% 2027		1,060	960
Toronto-Dominion Bank 2.00% 2031		3,510	2,854
Toronto-Dominion Bank 2.45% 2032		4,145	3,467
Toronto-Dominion Bank 4.456% 2032		4,181	4,138
Travelers Companies, Inc. 2.55% 2050		768	535
UBS Group AG 1.494% 2027 (1-year UST Yield Curve Rate T Note Constant Maturity + 0.85% on 8/10/2026)[3,4]		4,000	3,503
UniCredit SpA 4.625% 2027[4]		1,395	1,339
UniCredit SpA 5.861% 2032 (5-year USD-ICE Swap + 3.703% on 6/19/2027)[3,4]		16,130	14,212
Vigorous Champion International, Ltd. 4.25% 2029		462	429
Wells Fargo & Company 2.406% 2025 (3-month USD-LIBOR + 0.825% on 10/30/2024)[3]		20,480	19,520
Wells Fargo & Company 3.908% 2026 (USD-SOFR + 1.32% on 4/25/2025)[3]		3,524	3,470
Wells Fargo & Company 3.526% 2028 (USD-SOFR + 1.51% on 3/24/2027)[3]		9,236	8,756
Wells Fargo & Company 3.35% 2033 (USD-SOFR + 1.50% on 3/2/2032)[3]		7,665	6,809
Wells Fargo & Company 4.611% 2053 (USD-SOFR + 2.13% on 4/25/2052)[3]		3,153	2,923
Willis North America, Inc. 4.65% 2027		1,290	1,270
			1,010,284

Utilities 4.28%
AEP Texas, Inc. 3.45% 2051		1,475	1,135
Alabama Power Co. 3.00% 2052		3,880	2,854
Alfa Desarrollo SpA 4.55% 2051[4]		1,002	722
Ameren Corp. 4.50% 2049		2,875	2,777
Baltimore Gas & Electric 4.55% 2052		525	510
Berkshire Hathaway Energy Company 4.50% 2045		5,895	5,471
Comisión Federal de Electricidad 4.688% 2029[4]		3,655	3,281
Comisión Federal de Electricidad 3.875% 2033[4]		1,340	1,016
Connecticut Light and Power Co. 2.05% 2031		1,775	1,502
Consumers Energy Co. 4.05% 2048		1,413	1,289
Consumers Energy Co. 3.10% 2050		4,123	3,176
Consumers Energy Co. 3.75% 2050		5,625	4,915
Consumers Energy Co. 3.50% 2051		235	196
Duke Energy Corp. 3.75% 2024		3,826	3,825
Duke Energy Florida, LLC 3.40% 2046		5,669	4,476
Duke Energy Florida, LLC 3.00% 2051		711	532
Duke Energy Progress, LLC 3.70% 2028		3,750	3,635
Duke Energy Progress, LLC 2.00% 2031		1,775	1,472
Duke Energy Progress, LLC 2.50% 2050		644	441
Edison International 3.125% 2022		2,900	2,896
Edison International 3.55% 2024		6,850	6,689
Edison International 4.95% 2025		175	176
Edison International 5.75% 2027		3,181	3,231
Edison International 4.125% 2028		3,644	3,401

160	American Funds Insurance Series

The Bond Fund of America (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Corporate bonds, notes & loans (continued)
Utilities (continued)
Electricité de France SA 2.625% junior subordinated perpetual bonds (5-year EUR Mid-Swap + 2.86% on 6/1/2028)[3]	EUR	2,800	$2,077
Emera US Finance LP 0.833% 2024	USD	600	561
Emera US Finance LP 2.639% 2031		4,400	3,660
Emera, Inc. 6.75% 2076 (3-month USD-LIBOR + 5.44% on 6/15/2026)[3]		1,425	1,380
Enel Società per Azioni 8.75% 2073 (USD Semi Annual 30/360 (vs. 3-month USD-LIBOR) + 5.88% on 9/24/2023)[3,4]		1,000	1,028
ENN Clean Energy International Investment, Ltd. 3.375% 2026[4]		1,310	1,191
Entergy Louisiana, LLC 4.20% 2048		6,325	5,818
Eversource Energy 3.80% 2023		5,000	5,013
FirstEnergy Corp. 1.60% 2026		20,066	17,548
FirstEnergy Corp. 3.50% 2028[4]		2,400	2,260
FirstEnergy Corp. 4.10% 2028[4]		425	415
FirstEnergy Corp. 2.25% 2030		13,707	10,880
FirstEnergy Corp. 2.65% 2030		12,524	10,351
FirstEnergy Corp., Series B, 4.40% 2027[3]		12,178	11,509
FirstEnergy Transmission, LLC 2.866% 2028[4]		4,000	3,387
Florida Power & Light Company 2.45% 2032		6,025	5,257
Florida Power & Light Company 2.875% 2051		9,334	6,961
Georgia Power Co. 3.70% 2050		275	219
Interchile SA 4.50% 2056[4]		465	383
Israel Electric Corp., Ltd. 4.25% 2028[4]		10,190	9,821
Israel Electric Corp., Ltd. 3.75% 2032[4]		340	305
Jersey Central Power & Light Co. 2.75% 2032[4]		525	447
Mississippi Power Co. 4.25% 2042		5,020	4,387
Monongahela Power Co. 3.55% 2027[4]		1,700	1,619
NextEra Energy Capital Holdings, Inc. 1.875% 2027		3,000	2,708
NextEra Energy Capital Holdings, Inc. 2.44% 2032		2,765	2,305
NiSource Finance Corp. 5.00% 2052		2,150	2,105
Northern States Power Co. 3.20% 2052		298	235
Northern States Power Co. 4.50% 2052		3,065	3,028
Pacific Gas and Electric Co. 1.367% 2023		11,550	11,377
Pacific Gas and Electric Co. 3.25% 2023		5,615	5,537
Pacific Gas and Electric Co. 3.40% 2024		2,000	1,924
Pacific Gas and Electric Co. 2.95% 2026		10,850	9,872
Pacific Gas and Electric Co. 3.15% 2026		27,543	25,256
Pacific Gas and Electric Co. 3.30% 2027		12,289	10,741
Pacific Gas and Electric Co. 3.30% 2027		5,850	5,246
Pacific Gas and Electric Co. 3.75% 2028		13,075	11,555
Pacific Gas and Electric Co. 4.65% 2028		7,900	7,326
Pacific Gas and Electric Co. 4.55% 2030		35,299	31,399
Pacific Gas and Electric Co. 2.50% 2031		19,695	15,083
Pacific Gas and Electric Co. 3.25% 2031		1,300	1,051
Pacific Gas and Electric Co. 3.30% 2040		8,898	6,148
Pacific Gas and Electric Co. 3.75% 2042		9,466	6,423
Pacific Gas and Electric Co. 4.75% 2044		336	258
Pacific Gas and Electric Co. 3.50% 2050		6,836	4,579
Public Service Electric and Gas Co. 3.20% 2029		6,000	5,721
Public Service Electric and Gas Co. 1.90% 2031		775	645
Public Service Electric and Gas Co. 3.10% 2032		7,500	6,898
Puget Energy, Inc. 3.65% 2025		300	294
Southern California Edison Co. 2.85% 2029		8,200	7,273
Southern California Edison Co. 4.20% 2029		11,000	10,595
Southern California Edison Co. 2.50% 2031		5,149	4,329
Southern California Edison Co. 5.35% 2035		6,450	6,444
Southern California Edison Co. 5.75% 2035		4,549	4,710
Southern California Edison Co. 5.625% 2036		7,051	7,125
Southern California Edison Co. 5.55% 2037		3,844	3,872
Southern California Edison Co. 5.95% 2038		5,121	5,312
Southern California Edison Co. 4.00% 2047		9,402	7,645
Southern California Edison Co. 4.125% 2048		8,048	6,637

American Funds Insurance Series	161

The Bond Fund of America (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Corporate bonds, notes & loans (continued)
Utilities (continued)
Southern California Edison Co. 4.875% 2049	USD	916	$832
Southern California Edison Co. 3.65% 2050		5,353	4,102
Southern California Edison Co. 3.65% 2051		6,978	5,428
Southern California Edison Co., Series C, 3.60% 2045		2,717	2,060
Southwestern Electric Power Co. 1.65% 2026		3,550	3,237
Southwestern Electric Power Co. 3.25% 2051		2,270	1,685
Union Electric Co. 2.15% 2032		3,175	2,641
Virginia Electric and Power Co. 2.30% 2031		2,425	2,053
Virginia Electric and Power Co. 2.40% 2032		5,795	4,958
WEC Energy Group, Inc. 2.20% 2028		1,575	1,379
Wisconsin Electric Power Co. 2.85% 2051		375	273
Wisconsin Power and Light Co. 1.95% 2031		525	437
Wisconsin Power and Light Co. 3.65% 2050		1,075	884
Xcel Energy, Inc. 3.30% 2025		5,650	5,551
Xcel Energy, Inc. 1.75% 2027		5,660	5,061
Xcel Energy, Inc. 2.60% 2029		2,925	2,553
Xcel Energy, Inc. 2.35% 2031		8,500	7,026
Xcel Energy, Inc. 4.60% 2032		11,675	11,590
			469,501

Consumer discretionary 4.04%
Allied Universal Holdco, LLC 4.625% 2028[4]		335	277
Amazon.com, Inc. 3.30% 2027		1,760	1,728
Amazon.com, Inc. 1.65% 2028		3,860	3,424
Amazon.com, Inc. 3.45% 2029		1,305	1,270
Amazon.com, Inc. 3.60% 2032		6,830	6,584
Amazon.com, Inc. 2.875% 2041		650	521
Amazon.com, Inc. 3.10% 2051		9,380	7,400
Amazon.com, Inc. 3.95% 2052		1,635	1,513
Amazon.com, Inc. 3.25% 2061		4,100	3,128
Amazon.com, Inc. 4.10% 2062		470	426
Atlas LuxCo 4 SARL 4.625% 2028[4]		255	207
Bayerische Motoren Werke AG 1.25% 2026[4]		100	90
Bayerische Motoren Werke AG 3.45% 2027[4]		1,075	1,049
Bayerische Motoren Werke AG 1.95% 2031[4]		620	507
Bayerische Motoren Werke AG 3.70% 2032[4]		1,350	1,275
Daimler Trucks Finance North America, LLC 1.125% 2023[4]		3,015	2,896
Daimler Trucks Finance North America, LLC 1.625% 2024[4]		4,950	4,658
Daimler Trucks Finance North America, LLC 3.50% 2025[4]		1,750	1,716
Daimler Trucks Finance North America, LLC 3.65% 2027[4]		4,140	3,969
Daimler Trucks Finance North America, LLC 2.375% 2028[4]		3,975	3,425
Daimler Trucks Finance North America, LLC 2.50% 2031[4]		9,625	7,853
DaimlerChrysler North America Holding Corp. 1.75% 2023[4]		8,000	7,907
DaimlerChrysler North America Holding Corp. 3.35% 2023[4]		2,000	2,003
Ford Motor Credit Company, LLC 5.125% 2025		3,870	3,704
Ford Motor Credit Company, LLC 3.815% 2027		3,790	3,229
Ford Motor Credit Company, LLC 4.125% 2027		39,080	34,523
Ford Motor Credit Company, LLC 4.271% 2027		18,542	16,667
Ford Motor Credit Company, LLC 5.113% 2029		4,205	3,779
General Motors Company 4.35% 2025		11,358	11,229
General Motors Company 6.125% 2025		28,743	29,756
General Motors Company 4.20% 2027		1,030	978
General Motors Company 5.40% 2048		7,200	6,278
General Motors Financial Co. 3.55% 2022		3,703	3,703
General Motors Financial Co. 3.25% 2023		964	963
General Motors Financial Co. 1.05% 2024		4,200	3,984
General Motors Financial Co. 3.50% 2024		9,945	9,727
General Motors Financial Co. 2.75% 2025		3,634	3,415
General Motors Financial Co. 2.90% 2025		1,032	986
General Motors Financial Co. 3.80% 2025		3,153	3,078

162	American Funds Insurance Series

The Bond Fund of America (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Corporate bonds, notes & loans (continued)
Consumer discretionary (continued)
General Motors Financial Co. 1.50% 2026	USD	5,050	$4,415
General Motors Financial Co. 2.35% 2027		4,070	3,588
General Motors Financial Co. 2.70% 2027		2,406	2,119
General Motors Financial Co. 2.40% 2028		13,909	11,769
General Motors Financial Co. 2.40% 2028		464	386
General Motors Financial Co. 3.60% 2030		465	402
General Motors Financial Co. 2.35% 2031		6,075	4,716
General Motors Financial Co. 2.70% 2031		6,075	4,793
Grand Canyon University 4.125% 2024		4,190	4,006
Home Depot, Inc. 2.95% 2029		6,081	5,681
Home Depot, Inc. 4.50% 2048		1,915	1,871
Hyundai Capital America 2.85% 2022[4]		4,118	4,108
Hyundai Capital America 3.25% 2022[4]		1,521	1,521
Hyundai Capital America 1.25% 2023[4]		3,150	3,054
Hyundai Capital America 2.375% 2023[4]		9,977	9,852
Hyundai Capital America 0.875% 2024[4]		2,780	2,601
Hyundai Capital America 1.00% 2024[4]		2,750	2,555
Hyundai Capital America 3.40% 2024[4]		8,180	8,030
Hyundai Capital America 1.80% 2025[4]		12,714	11,642
Hyundai Capital America 2.65% 2025[4]		13,054	12,464
Hyundai Capital America 1.30% 2026[4]		6,000	5,332
Hyundai Capital America 1.50% 2026[4]		8,310	7,365
Hyundai Capital America 1.65% 2026[4]		7,275	6,421
Hyundai Capital America 2.375% 2027[4]		6,264	5,516
Hyundai Capital America 3.00% 2027[4]		10,408	9,583
Hyundai Capital America 1.80% 2028[4]		6,000	5,070
Hyundai Capital America 2.00% 2028[4]		5,900	4,966
Hyundai Capital America 2.10% 2028[4]		4,010	3,384
Hyundai Capital Services, Inc. 1.25% 2026[4]		3,695	3,328
KIA Corp. 2.375% 2025[4]		1,580	1,513
Limited Brands, Inc. 6.875% 2035		740	603
Marriott International, Inc. 5.75% 2025		330	343
Marriott International, Inc. 3.125% 2026		410	392
Marriott International, Inc. 2.75% 2033		2,226	1,753
McDonald’s Corp. 2.125% 2030		2,482	2,124
McDonald’s Corp. 4.45% 2047		3,535	3,284
McDonald’s Corp. 3.625% 2049		2,938	2,433
Meituan Dianping 3.05% 2030[4]		3,200	2,385
Nissan Motor Co., Ltd. 2.60% 2022[4]		1,415	1,408
Nissan Motor Co., Ltd. 3.043% 2023[4]		240	236
Nissan Motor Co., Ltd. 3.522% 2025[4]		800	758
Nissan Motor Co., Ltd. 2.00% 2026[4]		12,000	10,396
Nissan Motor Co., Ltd. 4.345% 2027[4]		1,790	1,645
Nissan Motor Co., Ltd. 2.75% 2028[4]		11,200	9,374
Nissan Motor Co., Ltd. 4.81% 2030[4]		17,533	15,593
Sands China, Ltd. 2.55% 2027[3,4]		2,368	1,728
Starbucks Corp. 3.75% 2047		3,785	3,077
Stellantis Finance US, Inc. 1.711% 2027[4]		3,500	3,046
Stellantis Finance US, Inc. 2.691% 2031[4]		4,280	3,393
Toyota Motor Credit Corp. 3.375% 2030		4,954	4,665
VICI Properties LP / VICI Note Co., Inc. 4.125% 2030[4]		425	368
Volkswagen Group of America Finance, LLC 4.25% 2023[4]		15,000	15,009
Volkswagen Group of America Finance, LLC 2.85% 2024[4]		1,087	1,060
Volkswagen Group of America Finance, LLC 3.35% 2025[4]		2,636	2,550
Volkswagen Group of America Finance, LLC 4.35% 2027[4]		2,550	2,502
Wyndham Destinations, Inc. 6.625% 2026[4]		675	641
Wynn Resorts Finance, LLC 5.125% 2029[4]		410	323
			442,965

American Funds Insurance Series	163

The Bond Fund of America (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Corporate bonds, notes & loans (continued)
Energy 3.52%
Antero Resources Corp. 5.375% 2030[4]	USD	280	$256
Apache Corp. 4.625% 2025		645	643
Apache Corp. 4.25% 2030		2,465	2,189
Apache Corp. 5.35% 2049		800	634
Baker Hughes Co. 2.061% 2026		1,136	1,043
Canadian Natural Resources, Ltd. 2.05% 2025		754	706
Canadian Natural Resources, Ltd. 3.85% 2027		1,151	1,104
Cenovus Energy, Inc. 5.375% 2025		2,763	2,847
Cenovus Energy, Inc. 4.25% 2027		18,067	17,725
Cenovus Energy, Inc. 2.65% 2032		2,969	2,459
Cenovus Energy, Inc. 5.25% 2037		770	753
Cenovus Energy, Inc. 5.40% 2047		15,180	14,617
Cheniere Energy Partners LP 3.25% 2032[4]		937	740
Cheniere Energy, Inc. 7.00% 2024		410	425
Chevron Corp. 2.355% 2022		4,800	4,793
Chevron Corp. 2.954% 2026		3,365	3,285
Chevron Corp. 3.078% 2050		692	552
Columbia Pipeline Partners LP 5.80% 2045		1,410	1,454
Devon Energy Corp. 4.50% 2030		5,197	4,914
Diamondback Energy, Inc. 4.40% 2051		2,016	1,721
Diamondback Energy, Inc. 4.25% 2052		3,135	2,607
DT Midstream, Inc. 4.125% 2029[4]		555	472
Ecopetrol SA 5.875% 2045		452	308
Enbridge, Inc. 4.00% 2023		1,500	1,506
Energy Transfer Operating LP 5.875% 2024		294	300
Energy Transfer Operating LP 2.90% 2025		4,402	4,188
Energy Transfer Operating LP 3.75% 2030		5,567	5,023
Energy Transfer Operating LP 5.00% 2050		14,895	12,698
Energy Transfer Partners LP 4.20% 2023		2,860	2,866
Energy Transfer Partners LP 4.50% 2024		4,915	4,921
Energy Transfer Partners LP 4.75% 2026		1,506	1,502
Energy Transfer Partners LP 4.95% 2028		4,559	4,497
Energy Transfer Partners LP 5.25% 2029		1,275	1,264
Energy Transfer Partners LP 5.30% 2047		8,984	7,797
Energy Transfer Partners LP 6.25% junior subordinated perpetual bonds (3-month USD-LIBOR + 4.028% on 2/15/2023)[3]		7,850	5,894
Energy Transfer Partners LP 6.625% junior subordinated perpetual bonds (3-month USD-LIBOR + 4.155% on 2/15/2028)[3]		500	370
Enterprise Products Operating, LLC 3.20% 2052		1,771	1,274
Enterprise Products Operating, LLC 3.30% 2053		2,358	1,719
EQT Corp. 7.50% 2030[3]		7,500	8,065
Equinor ASA 3.625% 2028		4,928	4,821
Equinor ASA 3.125% 2030		20,000	18,563
Equinor ASA 3.25% 2049		5,687	4,523
Exxon Mobil Corp. 3.043% 2026		4,625	4,544
Exxon Mobil Corp. 2.61% 2030		1,040	935
MPLX LP 4.00% 2028		4,665	4,436
MPLX LP 5.50% 2049		8,081	7,514
Odebrecht Drilling Norbe 1.00% PIK and 6.35% Cash 2026[4,6]		39	24
Odebrecht Drilling Norbe 0% perpetual bonds[4]		1,150	5
Oleoducto Central SA 4.00% 2027[4]		1,715	1,434
Oleoducto Central SA 4.00% 2027		350	293
ONEOK, Inc. 2.20% 2025		193	180
ONEOK, Inc. 4.55% 2028		1,610	1,558
ONEOK, Inc. 6.35% 2031		984	1,029
ONEOK, Inc. 5.20% 2048		9,363	8,321
ONEOK, Inc. 4.45% 2049		440	351
ONEOK, Inc. 7.15% 2051		3,275	3,482
Petróleos Mexicanos 3.50% 2023		1,500	1,479
Petróleos Mexicanos 6.875% 2025		5,000	4,687
Petróleos Mexicanos 6.875% 2026		43,810	39,562

164	American Funds Insurance Series

The Bond Fund of America (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Corporate bonds, notes & loans (continued)
Energy (continued)
Petróleos Mexicanos 6.50% 2027	USD	31,829	$27,694
Petróleos Mexicanos 6.50% 2029		3,409	2,782
Petróleos Mexicanos 8.75% 2029[4]		7,215	6,545
Petróleos Mexicanos 6.70% 2032		18,259	13,961
Petróleos Mexicanos 7.69% 2050		285	191
Qatar Petroleum 2.25% 2031[4]		22,020	18,846
Qatar Petroleum 3.125% 2041[4]		7,310	5,751
Qatar Petroleum 3.30% 2051[4]		2,185	1,693
SA Global Sukuk, Ltd. 1.602% 2026[4]		7,645	6,982
Sabine Pass Liquefaction, LLC 5.625% 2023[3]		1,000	1,010
Sabine Pass Liquefaction, LLC 5.75% 2024		8,000	8,166
Sabine Pass Liquefaction, LLC 5.625% 2025		10,000	10,211
Sabine Pass Liquefaction, LLC 5.875% 2026		15,700	16,249
Shell International Finance BV 3.875% 2028		9,410	9,293
Shell International Finance BV 2.75% 2030		1,186	1,071
Southwestern Energy Co. 5.95% 2025[3]		495	490
Sunoco Logistics Operating Partners LP 5.40% 2047		5,396	4,745
Total Capital Canada, Ltd. 2.75% 2023		2,140	2,125
Total Capital International 3.455% 2029		885	843
TransCanada PipeLines, Ltd. 4.10% 2030		1,578	1,509
Western Midstream Operating, LP 3.60% 2025 (3.35% on 8/1/2022)[3]		2,782	2,568
Western Midstream Operating, LP 4.55% 2030 (4.30% on 8/1/2022)[3]		2,202	1,911
Western Midstream Operating, LP 5.75% 2050 (5.50% on 8/1/2022)[3]		3,079	2,482
Williams Partners LP 4.50% 2023		500	504
Williams Partners LP 4.30% 2024		595	598
			386,092

Health care 3.17%
AbbVie, Inc. 3.20% 2029		4,783	4,404
AbbVie, Inc. 4.25% 2049		8	7
Amgen, Inc. 2.45% 2030		5,131	4,479
Amgen, Inc. 3.35% 2032		493	452
Amgen, Inc. 4.40% 2062		196	171
Anthem, Inc. 2.375% 2025		1,534	1,479
Anthem, Inc. 4.10% 2032		8,711	8,486
Anthem, Inc. 4.55% 2052		1,721	1,623
AstraZeneca Finance, LLC 1.75% 2028		1,429	1,262
AstraZeneca Finance, LLC 2.25% 2031		2,087	1,819
AstraZeneca PLC 4.00% 2029		5,920	5,901
Bausch Health Companies, Inc. 4.875% 2028[4]		830	651
Baxter International, Inc. 2.539% 2032		3,906	3,301
Bayer US Finance II, LLC 4.25% 2025[4]		17,570	17,370
Centene Corp. 4.25% 2027		14,860	13,917
Centene Corp. 2.45% 2028		12,410	10,384
Centene Corp. 4.625% 2029		14,945	13,980
Centene Corp. 3.375% 2030		15,718	13,375
Centene Corp. 2.50% 2031		8,550	6,813
Centene Corp. 2.625% 2031		2,510	2,002
Danaher Corp. 2.80% 2051		1,090	787
Eli Lilly and Company 3.375% 2029		1,255	1,229
Gilead Sciences, Inc. 1.65% 2030		1,570	1,287
HCA, Inc. 3.125% 2027[4]		755	687
HCA, Inc. 3.375% 2029[4]		1,770	1,558
HCA, Inc. 3.625% 2032[4]		5,729	4,840
HCA, Inc. 4.625% 2052[4]		390	313
Laboratory Corporation of America Holdings 1.55% 2026		1,058	951
Laboratory Corporation of America Holdings 4.70% 2045		4,160	3,703
Merck & Co., Inc. 1.70% 2027		3,093	2,812
Merck & Co., Inc. 2.15% 2031		5,845	5,033
Merck & Co., Inc. 2.75% 2051		808	598

American Funds Insurance Series	165

The Bond Fund of America (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Corporate bonds, notes & loans (continued)
Health care (continued)
Regeneron Pharmaceuticals, Inc. 1.75% 2030	USD	1,918	$1,540
Roche Holdings, Inc. 1.93% 2028[4]		7,845	6,941
Roche Holdings, Inc. 2.076% 2031[4]		14,737	12,579
Roche Holdings, Inc. 2.607% 2051[4]		645	469
Shire PLC 3.20% 2026		14,406	13,847
Teva Pharmaceutical Finance Co. BV 7.125% 2025		45,000	43,984
Teva Pharmaceutical Finance Co. BV 3.15% 2026		68,853	56,684
Teva Pharmaceutical Finance Co. BV 6.75% 2028		26,824	25,053
Teva Pharmaceutical Finance Co. BV 4.10% 2046		46,666	29,209
UnitedHealth Group, Inc. 3.35% 2022		4,385	4,385
UnitedHealth Group, Inc. 3.75% 2025		5,410	5,410
UnitedHealth Group, Inc. 3.70% 2027		1,184	1,181
UnitedHealth Group, Inc. 4.00% 2029		2,231	2,211
UnitedHealth Group, Inc. 2.00% 2030		855	733
UnitedHealth Group, Inc. 4.20% 2032		3,169	3,169
UnitedHealth Group, Inc. 3.05% 2041		1,300	1,050
UnitedHealth Group, Inc. 4.25% 2048		960	897
UnitedHealth Group, Inc. 3.25% 2051		927	729
UnitedHealth Group, Inc. 4.75% 2052		1,400	1,402
UnitedHealth Group, Inc. 4.95% 2062		550	559
			347,706

Communication services 3.16%
AT&T, Inc. 1.70% 2026		19,000	17,392
AT&T, Inc. 1.65% 2028		4,700	4,070
AT&T, Inc. 4.30% 2030		15,940	15,569
AT&T, Inc. 2.55% 2033		15,003	12,188
AT&T, Inc. 3.50% 2053		19,935	15,144
CCO Holdings, LLC and CCO Holdings Capital Corp. 5.125% 2027[4]		4,800	4,546
CCO Holdings, LLC and CCO Holdings Capital Corp. 2.25% 2029		1,351	1,111
CCO Holdings, LLC and CCO Holdings Capital Corp. 2.80% 2031		5,642	4,524
CCO Holdings, LLC and CCO Holdings Capital Corp. 4.75% 2032[4]		1,265	1,039
CCO Holdings, LLC and CCO Holdings Capital Corp. 4.40% 2033		2,642	2,362
CCO Holdings, LLC and CCO Holdings Capital Corp. 4.25% 2034[4]		3,875	3,007
CCO Holdings, LLC and CCO Holdings Capital Corp. 5.75% 2048		5,000	4,492
CCO Holdings, LLC and CCO Holdings Capital Corp. 5.25% 2053		1,240	1,050
CenturyLink, Inc. 4.00% 2027[4]		17,946	15,226
Comcast Corp. 3.15% 2028		7,200	6,870
Comcast Corp. 2.65% 2030		7,500	6,718
Comcast Corp. 4.00% 2048		5,000	4,357
Magallanes, Inc. 3.428% 2024[4]		6,552	6,429
Magallanes, Inc. 3.638% 2025[4]		3,056	2,964
Magallanes, Inc. 3.755% 2027[4]		9,501	8,920
Magallanes, Inc. 4.054% 2029[4]		1,316	1,206
Magallanes, Inc. 4.279% 2032[4]		4,932	4,413
Magallanes, Inc. 5.05% 2042[4]		3,147	2,682
Magallanes, Inc. 5.141% 2052[4]		11,141	9,366
Magallanes, Inc. 5.391% 2062[4]		2,802	2,348
Netflix, Inc. 4.875% 2028		20,119	18,976
Netflix, Inc. 5.875% 2028		25,021	24,526
Netflix, Inc. 5.375% 2029[4]		12,400	11,740
Netflix, Inc. 6.375% 2029		2,930	2,965
Netflix, Inc. 4.875% 2030[4]		13,375	12,266
News Corp. 5.125% 2032[4]		1,300	1,154
SBA Tower Trust 1.631% 2026[4]		6,741	6,038
Sirius XM Radio, Inc. 4.00% 2028[4]		675	586
Sprint Corp. 7.625% 2025		6,665	6,960
Tencent Holdings, Ltd. 2.39% 2030[4]		10,000	8,379
T-Mobile US, Inc. 3.50% 2025		3,275	3,207
T-Mobile US, Inc. 2.25% 2026		2,388	2,153

166	American Funds Insurance Series

The Bond Fund of America (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Corporate bonds, notes & loans (continued)
Communication services (continued)
T-Mobile US, Inc. 2.625% 2026	USD	9,691	$8,813
T-Mobile US, Inc. 3.75% 2027		5,000	4,819
T-Mobile US, Inc. 2.40% 2029		1,224	1,059
T-Mobile US, Inc. 2.625% 2029		3,117	2,632
T-Mobile US, Inc. 3.875% 2030		4,500	4,204
T-Mobile US, Inc. 2.875% 2031		7,913	6,584
T-Mobile US, Inc. 3.50% 2031		9,629	8,334
T-Mobile US, Inc. 3.00% 2041		2,100	1,569
T-Mobile US, Inc. 3.40% 2052		12,280	9,096
Verizon Communications, Inc. 4.329% 2028		1,539	1,532
Verizon Communications, Inc. 1.75% 2031		10,090	8,114
Verizon Communications, Inc. 2.55% 2031		8,375	7,168
Verizon Communications, Inc. 2.355% 2032		4,743	3,937
Verizon Communications, Inc. 3.40% 2041		2,050	1,673
Verizon Communications, Inc. 2.875% 2050		3,000	2,133
Verizon Communications, Inc. 3.55% 2051		1,975	1,587
Verizon Communications, Inc. 3.875% 2052		3,155	2,651
Vodafone Group PLC 4.375% 2028		10,000	9,963
Vodafone Group PLC 4.25% 2050		3,050	2,555
ZipRecruiter, Inc. 5.00% 2030[4]		1,500	1,262
			346,628

Industrials 2.89%
ADT Security Corp. 4.125% 2029[4]		510	415
AerCap Ireland Capital, Ltd. / AerCap Global Aviation Trust 1.75% 2026		2,841	2,486
Aeropuerto International de Tocume SA 4.00% 2041[4]		730	593
Aeropuerto International de Tocume SA 5.125% 2061[4]		565	449
Air Lease Corp. 0.80% 2024		3,175	2,910
Air Lease Corp. 2.875% 2026		11,453	10,531
Air Lease Corp. 2.20% 2027		3,060	2,669
Air Lease Corp. 2.10% 2028		2,450	1,967
Avolon Holdings Funding, Ltd. 3.95% 2024[4]		12,514	11,991
Avolon Holdings Funding, Ltd. 2.125% 2026[4]		8,333	7,214
Avolon Holdings Funding, Ltd. 4.25% 2026[4]		3,302	3,062
Avolon Holdings Funding, Ltd. 2.528% 2027[4]		2,142	1,748
Avolon Holdings Funding, Ltd. 3.25% 2027[4]		8,000	6,972
BNSF Funding Trust I, junior subordinated, 6.613% 2055 (3-month USD-LIBOR + 2.35% on 1/15/2026)[3]		1,680	1,650
Boeing Company 4.508% 2023		11,358	11,389
Boeing Company 1.95% 2024		5,646	5,467
Boeing Company 2.80% 2024		500	490
Boeing Company 4.875% 2025		34,682	34,602
Boeing Company 2.196% 2026		16,571	14,962
Boeing Company 2.75% 2026		16,588	15,429
Boeing Company 3.10% 2026		649	605
Boeing Company 2.70% 2027		6,473	5,766
Boeing Company 5.04% 2027		15,716	15,537
Boeing Company 3.25% 2028		11,379	10,179
Boeing Company 3.25% 2028		1,925	1,716
Boeing Company 5.15% 2030		42,874	41,190
Boeing Company 3.625% 2031		1,602	1,384
Boeing Company 3.90% 2049		1,411	1,004
Boeing Company 5.805% 2050		4,122	3,793
Canadian Pacific Railway, Ltd. 1.75% 2026		1,982	1,795
Canadian Pacific Railway, Ltd. 2.45% 2031		3,131	2,682
Canadian Pacific Railway, Ltd. 3.00% 2041		1,677	1,315
Canadian Pacific Railway, Ltd. 3.10% 2051		3,111	2,297
Carrier Global Corp. 3.377% 2040		15,000	11,784
Dun & Bradstreet Corp. 5.00% 2029[4]		2,798	2,420
General Dynamics Corp. 3.625% 2030		675	655

American Funds Insurance Series	167

The Bond Fund of America (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Corporate bonds, notes & loans (continued)
Industrials (continued)
General Electric Capital Corp. 4.418% 2035	USD	5,977	$5,590
General Electric Capital Corp., Series A, 6.75% 2032		675	756
Lockheed Martin Corp. 1.85% 2030		1,080	923
Lockheed Martin Corp. 4.50% 2036		424	422
Mexico City Airport Trust 5.50% 2046		1,959	1,357
Mexico City Airport Trust 5.50% 2047		5,909	4,069
Mexico City Airport Trust 5.50% 2047[4]		1,132	780
MISC Capital Two (Labuan), Ltd. 3.75% 2027[4]		2,690	2,529
Norfolk Southern Corp. 4.55% 2053		1,188	1,126
Northrop Grumman Corp. 3.25% 2028		10,845	10,318
Raytheon Technologies Corp. 1.90% 2031		3,087	2,533
Raytheon Technologies Corp. 2.375% 2032		1,321	1,119
Raytheon Technologies Corp. 2.82% 2051		665	477
Raytheon Technologies Corp. 3.03% 2052		1,190	889
Republic Services, Inc. 2.375% 2033		1,635	1,338
Summit Digitel Infrastructure Private, Ltd. 2.875% 2031[4]		2,550	1,973
Triton Container International, Ltd. 1.15% 2024[4]		1,609	1,507
Triton Container International, Ltd. 3.15% 2031[4]		2,482	2,009
Union Pacific Corp. 2.15% 2027		2,213	2,052
Union Pacific Corp. 2.40% 2030		4,454	3,942
Union Pacific Corp. 2.375% 2031		5,554	4,805
Union Pacific Corp. 2.80% 2032		5,240	4,670
Union Pacific Corp. 3.375% 2042		530	442
Union Pacific Corp. 3.25% 2050		7,000	5,505
Union Pacific Corp. 2.95% 2052		1,405	1,037
United Rentals, Inc. 5.50% 2027		2,500	2,456
United Technologies Corp. 3.125% 2027		4,551	4,356
United Technologies Corp. 4.125% 2028		4,974	4,914
Waste Management, Inc. 4.15% 2032		2,155	2,115
			317,127

Consumer staples 1.50%
7-Eleven, Inc. 1.80% 2031[4]		5,013	3,918
7-Eleven, Inc. 2.80% 2051[4]		5,000	3,269
Altria Group, Inc. 4.40% 2026		4,585	4,512
Altria Group, Inc. 4.50% 2043		1,585	1,194
Altria Group, Inc. 5.95% 2049		9,039	7,940
Anheuser-Busch InBev NV 4.75% 2029		7,500	7,638
Anheuser-Busch InBev NV 5.55% 2049		5,000	5,117
Anheuser-Busch InBev NV 4.50% 2050		1,355	1,220
British American Tobacco International Finance PLC 3.95% 2025[4]		16,879	16,570
British American Tobacco International Finance PLC 1.668% 2026		4,070	3,608
British American Tobacco PLC 3.557% 2027		10,991	10,064
British American Tobacco PLC 2.259% 2028		4,348	3,647
British American Tobacco PLC 4.448% 2028		3,065	2,905
British American Tobacco PLC 4.742% 2032		2,675	2,381
British American Tobacco PLC 4.39% 2037		1,500	1,192
British American Tobacco PLC 4.54% 2047		14,400	10,583
British American Tobacco PLC 4.758% 2049		22,045	16,661
British American Tobacco PLC 5.65% 2052		610	528
Conagra Brands, Inc. 5.30% 2038		436	412
Conagra Brands, Inc. 5.40% 2048		57	54
Constellation Brands, Inc. 3.50% 2027		7,500	7,207
Constellation Brands, Inc. 4.35% 2027		890	883
Constellation Brands, Inc. 2.875% 2030		620	540
Constellation Brands, Inc. 2.25% 2031		1,487	1,207
Constellation Brands, Inc. 4.75% 2032		2,284	2,273
Imperial Tobacco Finance PLC 3.50% 2023[4]		2,335	2,322
JBS Luxembourg SARL 2.50% 2027[4]		3,880	3,384
JBS Luxembourg SARL 3.625% 2032[4]		1,430	1,159

168	American Funds Insurance Series

The Bond Fund of America (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Corporate bonds, notes & loans (continued)
Consumer staples (continued)
JBS USA Lux SA 3.00% 2029[4]	USD	2,709	$2,293
JBS USA Lux SA 5.50% 2030[4]		435	412
JBS USA Lux SA 3.00% 2032[4]		3,430	2,639
Kraft Heinz Company 4.875% 2049		1,270	1,124
Kraft Heinz Company 5.50% 2050		2,725	2,622
PepsiCo, Inc. 1.95% 2031		6,979	5,952
Philip Morris International, Inc. 4.125% 2043		4,117	3,331
Philip Morris International, Inc. 4.875% 2043		5,433	4,845
PT Indofood CBP Sukses Makmur Tbk 3.398% 2031		3,110	2,422
PT Indofood CBP Sukses Makmur Tbk 4.745% 2051		685	461
Reynolds American, Inc. 4.45% 2025		14,570	14,503
Reynolds American, Inc. 5.85% 2045		1,970	1,656
			164,648

Information technology 0.87%
Analog Devices, Inc. 1.70% 2028		1,962	1,721
Analog Devices, Inc. 2.80% 2041		521	409
Apple, Inc. 2.70% 2051		7,080	5,296
Broadcom Corp. / Broadcom Cayman Finance, Ltd. 3.875% 2027		7,027	6,768
Broadcom, Inc. 4.00% 2029[4]		2,940	2,727
Broadcom, Inc. 4.15% 2032[4]		2,270	2,052
Broadcom, Inc. 3.469% 2034[4]		32,636	26,605
Broadcom, Inc. 3.137% 2035[4]		1,164	885
Broadcom, Inc. 3.187% 2036[4]		4,803	3,658
Global Payments, Inc. 2.90% 2031		1,005	824
Oracle Corp. 1.65% 2026		8,417	7,554
Oracle Corp. 2.30% 2028		6,875	5,922
Oracle Corp. 2.875% 2031		7,393	6,098
Oracle Corp. 3.95% 2051		4,869	3,584
PayPal Holdings, Inc. 3.90% 2027		1,233	1,230
PayPal Holdings, Inc. 2.30% 2030		330	284
PayPal Holdings, Inc. 4.40% 2032		6,461	6,404
PayPal Holdings, Inc. 5.05% 2052		1,665	1,656
PayPal Holdings, Inc. 5.25% 2062		375	372
salesforce.com, inc. 1.95% 2031		3,775	3,210
salesforce.com, inc. 2.70% 2041		875	678
salesforce.com, inc. 2.90% 2051		5,140	3,893
salesforce.com, inc. 3.05% 2061		265	194
Square, Inc. 2.75% 2026[4]		1,975	1,757
Square, Inc. 3.50% 2031[4]		825	659
VeriSign, Inc. 2.70% 2031		1,494	1,204
			95,644

Real estate 0.76%
Alexandria Real Estate Equities, Inc. 4.50% 2029		70	68
American Campus Communities, Inc. 3.75% 2023		2,900	2,904
American Campus Communities, Inc. 3.875% 2031		620	610
American Tower Corp. 1.45% 2026		657	575
American Tower Corp. 3.65% 2027		5,390	5,123
American Tower Corp. 2.30% 2031		1,180	936
American Tower Corp. 2.70% 2031		1,100	906
American Tower Corp. 4.05% 2032		1,278	1,166
Corporacion Inmobiliaria Vesta, SAB de CV, 3.625% 2031[4]		395	314
Corporate Office Properties LP 2.00% 2029		1,139	919
Corporate Office Properties LP 2.75% 2031		1,547	1,252
Corporate Office Properties LP 2.90% 2033		564	438
Crown Castle International Corp. 2.50% 2031		2,451	2,008
Equinix, Inc. 2.90% 2026		3,287	3,058
Equinix, Inc. 3.20% 2029		3,846	3,420
Equinix, Inc. 2.50% 2031		7,760	6,295

American Funds Insurance Series	169

The Bond Fund of America (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Corporate bonds, notes & loans (continued)
Real estate (continued)
Equinix, Inc. 3.90% 2032	USD	1,155	$1,046
Equinix, Inc. 3.40% 2052		1,201	891
Extra Space Storage, Inc. 2.35% 2032		698	554
FibraSOMA 4.375% 2031[4]		1,475	1,054
Hospitality Properties Trust 4.50% 2025		855	677
Hospitality Properties Trust 3.95% 2028		1,710	1,173
Howard Hughes Corp. 4.375% 2031[4]		675	501
Invitation Homes Operating Partnership LP 2.30% 2028		767	646
Invitation Homes Operating Partnership LP 2.00% 2031		2,048	1,578
Invitation Homes Operating Partnership LP 2.70% 2034		660	509
Iron Mountain, Inc. 4.875% 2027[4]		1,605	1,455
Iron Mountain, Inc. 5.25% 2028[4]		3,500	3,149
Iron Mountain, Inc. 5.25% 2030[4]		675	588
Omega Healthcare Investors, Inc. 4.375% 2023		186	187
Piedmont Operating Partnership LP 4.45% 2024		1,000	1,004
Public Storage 1.95% 2028		993	859
Public Storage 2.30% 2031		3,195	2,688
Scentre Group 3.50% 2025[4]		4,565	4,437
Sun Communities Operating LP 2.30% 2028		1,026	879
Sun Communities Operating LP 2.70% 2031		3,877	3,129
VICI Properties LP 4.375% 2025		670	655
VICI Properties LP 4.75% 2028		6,844	6,545
VICI Properties LP 4.95% 2030		5,515	5,237
VICI Properties LP 5.125% 2032		11,766	11,112
VICI Properties LP 5.625% 2052		2,695	2,458
			83,003

Materials 0.16%
Air Products and Chemicals, Inc. 2.70% 2040		2,911	2,333
Ecolab, Inc. 1.65% 2027		835	764
Ecolab, Inc. 2.125% 2032		2,580	2,179
Ecolab, Inc. 2.70% 2051		335	239
Glencore Funding, LLC 2.625% 2031[4]		790	638
Glencore Funding, LLC 3.375% 2051[4]		370	253
International Flavors & Fragrances, Inc. 2.30% 2030[4]		3,536	2,909
LYB International Finance III, LLC 2.25% 2030		3,802	3,139
LYB International Finance III, LLC 3.625% 2051		2,617	1,938
Methanex Corp. 5.125% 2027		510	451
Nova Chemicals Corp. 4.25% 2029[4]		425	333
South32 Treasury (USA), Ltd. 4.35% 2032[4]		1,976	1,848
			17,024

Total corporate bonds, notes & loans			3,680,622

Mortgage-backed obligations 22.30%
Federal agency mortgage-backed obligations 19.52%
Fannie Mae Pool #976945 5.50% 2023[7]		3	3
Fannie Mae Pool #AB1068 4.50% 2025[7]		49	50
Fannie Mae Pool #256133 4.50% 2026[7]		47	47
Fannie Mae Pool #AR3058 3.00% 2028[7]		83	82
Fannie Mae Pool #AS8018 3.00% 2031[7]		49	48
Fannie Mae Pool #BM4741 3.00% 2032[7]		32	32
Fannie Mae Pool #924866 1.765% 2037[5,7]		430	428
Fannie Mae Pool #945680 6.00% 2037[7]		455	495
Fannie Mae Pool #913966 6.00% 2037[7]		35	38
Fannie Mae Pool #889982 5.50% 2038[7]		998	1,072
Fannie Mae Pool #988588 5.50% 2038[7]		190	204
Fannie Mae Pool #AB1297 5.00% 2040[7]		198	208
Fannie Mae Pool #MA4501 2.00% 2041[7]		10,409	9,309
Fannie Mae Pool #AI1862 5.00% 2041[7]		1,034	1,086
Fannie Mae Pool #AH8144 5.00% 2041[7]		820	856

170	American Funds Insurance Series

The Bond Fund of America (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Mortgage-backed obligations (continued)
Federal agency mortgage-backed obligations (continued)
Fannie Mae Pool #AH9479 5.00% 2041[7]	USD	767	$803
Fannie Mae Pool #AI3510 5.00% 2041[7]		594	621
Fannie Mae Pool #AJ0704 5.00% 2041[7]		480	503
Fannie Mae Pool #AJ5391 5.00% 2041[7]		350	369
Fannie Mae Pool #MA4540 2.00% 2042[7]		2,734	2,445
Fannie Mae Pool #AZ3904 4.00% 2045[7]		42	42
Fannie Mae Pool #AL8522 3.50% 2046[7]		945	924
Fannie Mae Pool #BD1968 4.00% 2046[7]		1,284	1,290
Fannie Mae Pool #BE0592 4.00% 2046[7]		316	314
Fannie Mae Pool #BD5477 4.00% 2046[7]		180	180
Fannie Mae Pool #CA0770 3.50% 2047[7]		5,135	5,033
Fannie Mae Pool #CA0706 4.00% 2047[7]		99	100
Fannie Mae Pool #MA3058 4.00% 2047[7]		45	45
Fannie Mae Pool #BM4413 4.50% 2047[7]		3,155	3,217
Fannie Mae Pool #BF0293 3.00% 2048[7]		7,571	7,145
Fannie Mae Pool #FM4891 3.50% 2048[7]		22,390	21,904
Fannie Mae Pool #BF0318 3.50% 2048[7]		6,098	5,948
Fannie Mae Pool #CA1189 3.50% 2048[7]		1,457	1,425
Fannie Mae Pool #BJ5749 4.00% 2048[7]		18	18
Fannie Mae Pool #BM4676 4.00% 2048[7]		14	14
Fannie Mae Pool #CA3807 3.00% 2049[7]		1,460	1,374
Fannie Mae Pool #CA3806 3.00% 2049[7]		941	887
Fannie Mae Pool #FM0007 3.50% 2049[7]		17,115	16,640
Fannie Mae Pool #FM1954 3.50% 2049[7]		7,239	7,038
Fannie Mae Pool #FM1589 3.50% 2049[7]		4,704	4,573
Fannie Mae Pool #FM1262 4.00% 2049[7]		25,162	25,188
Fannie Mae Pool #FM5507 3.00% 2050[7]		18,969	17,967
Fannie Mae Pool #BF0145 3.50% 2057[7]		12,754	12,439
Fannie Mae Pool #BF0264 3.50% 2058[7]		9,600	9,363
Fannie Mae Pool #BF0332 3.00% 2059[7]		20,766	19,494
Fannie Mae Pool #BF0497 3.00% 2060[7]		18,133	17,096
Fannie Mae, Series 2001-4, Class GA, 9.00% 2025[5,7]		—	—
Fannie Mae, Series 2001-50, Class BA, 7.00% 2041[7]		8	8
Fannie Mae, Series 2002-W3, Class A5, 7.50% 2041[7]		19	22
Fannie Mae, Series 2002-W1, Class 2A, 5.017% 2042[5,7]		23	23
Freddie Mac Pool #ZS8507 3.00% 2028[7]		130	130
Freddie Mac Pool #ZK7590 3.00% 2029[7]		2,852	2,837
Freddie Mac Pool #A15120 5.50% 2033[7]		55	57
Freddie Mac Pool #QN1073 3.00% 2034[7]		51	50
Freddie Mac Pool #G05196 5.50% 2038[7]		54	59
Freddie Mac Pool #G05267 5.50% 2038[7]		41	44
Freddie Mac Pool #G06020 5.50% 2039[7]		79	85
Freddie Mac Pool #A93948 4.50% 2040[7]		169	175
Freddie Mac Pool #G05860 5.50% 2040[7]		283	305
Freddie Mac Pool #RB5138 2.00% 2041[7]		2,743	2,453
Freddie Mac Pool #G06868 4.50% 2041[7]		191	197
Freddie Mac Pool #G06841 5.50% 2041[7]		457	492
Freddie Mac Pool #RB5148 2.00% 2042[7]		5,687	5,044
Freddie Mac Pool #RB5145 2.00% 2042[7]		2,664	2,382
Freddie Mac Pool #Z40130 3.00% 2046[7]		22,230	21,271
Freddie Mac Pool #G61733 3.00% 2047[7]		5,538	5,246
Freddie Mac Pool #ZT2100 3.00% 2047[7]		116	110
Freddie Mac Pool #G08789 4.00% 2047[7]		682	687
Freddie Mac Pool #G67709 3.50% 2048[7]		14,463	14,159
Freddie Mac Pool #G61628 3.50% 2048[7]		355	348
Freddie Mac Pool #Q58494 4.00% 2048[7]		1,289	1,292
Freddie Mac Pool #QA4673 3.00% 2049[7]		31,780	29,899
Freddie Mac Pool #SD7508 3.50% 2049[7]		11,833	11,505
Freddie Mac Pool #RA1369 3.50% 2049[7]		2,174	2,113
Freddie Mac Pool #ZN4842 3.50% 2049[7]		760	739
Freddie Mac, Series 3061, Class PN, 5.50% 2035[7]		62	66

American Funds Insurance Series	171

The Bond Fund of America (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Mortgage-backed obligations (continued)
Federal agency mortgage-backed obligations (continued)
Freddie Mac, Series 3318, Class JT, 5.50% 2037[7]	USD	145	$153
Freddie Mac, Series 3156, Class PO, principal only, 0% 2036[7]		134	116
Freddie Mac, Series 3146, Class PO, principal only, 0% 2036[7]		132	112
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2018-3, Class MA, 3.50% 2057[7]		9,092	9,010
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2019-2, Class MA, 3.50% 2058[7]		2,074	2,052
Freddie Mac Seasoned Loan Structured Transaction Trust, Series 2022-1, Class A1, 3.50% 2032[7]		11,275	11,138
Government National Mortgage Assn. 2.00% 2052[7,8]		10,080	8,946
Government National Mortgage Assn. 2.00% 2052[7,8]		4,705	4,180
Government National Mortgage Assn. 3.00% 2052[7,8]		32,748	30,883
Government National Mortgage Assn. 3.50% 2052[7,8]		51,755	50,231
Government National Mortgage Assn. 4.00% 2052[7,8]		70,236	69,796
Government National Mortgage Assn. 4.00% 2052[7,8]		18,306	18,231
Government National Mortgage Assn. 4.50% 2052[7,8]		166,259	168,116
Government National Mortgage Assn. 5.00% 2052[7,8]		152,746	155,968
Government National Mortgage Assn. 5.00% 2052[7,8]		2,680	2,747
Government National Mortgage Assn. Pool #MA5817 4.00% 2049[7]		13,668	13,711
Government National Mortgage Assn. Pool #MA6221 4.50% 2049[7]		5,718	5,823
Government National Mortgage Assn. Pool #MA6042 5.00% 2049[7]		40	42
Uniform Mortgage-Backed Security 1.50% 2037[7,8]		3,950	3,593
Uniform Mortgage-Backed Security 2.50% 2037[7,8]		7,545	7,207
Uniform Mortgage-Backed Security 3.00% 2037[7,8]		4,006	3,914
Uniform Mortgage-Backed Security 2.00% 2052[7,8]		34,799	30,177
Uniform Mortgage-Backed Security 2.50% 2052[7,8]		36,388	32,697
Uniform Mortgage-Backed Security 3.00% 2052[7,8]		76,300	71,007
Uniform Mortgage-Backed Security 3.00% 2052[7,8]		70,132	65,338
Uniform Mortgage-Backed Security 3.50% 2052[7,8]		33,659	32,341
Uniform Mortgage-Backed Security 4.00% 2052[7,8]		250,157	245,911
Uniform Mortgage-Backed Security 4.00% 2052[7,8]		12,042	11,858
Uniform Mortgage-Backed Security 4.50% 2052[7,8]		320,008	320,024
Uniform Mortgage-Backed Security 4.50% 2052[7,8]		192,067	192,435
Uniform Mortgage-Backed Security 5.00% 2052[7,8]		152,335	154,766
Uniform Mortgage-Backed Security 5.00% 2052[7,8]		116,315	118,426
			2,141,104

Commercial mortgage-backed securities 1.37%
Bank Commercial Mortgage Trust, Series 2019-BN17, Class A4, 3.714% 2052[7]		100	97
Bank Commercial Mortgage Trust, Series 2019-BN16, Class A4, 4.005% 2052[7]		770	758
Bank Commercial Mortgage Trust, Series 2019-BN19, Class A3, 3.183% 2061[7]		1,018	949
Bank Commercial Mortgage Trust, Series 2018-BN10, Class A4, 3.428% 2061[7]		130	126
Bank Commercial Mortgage Trust, Series 2018-BN10, Class A5, 3.688% 2061[7]		205	199
Bank Commercial Mortgage Trust, Series 2018-BN12, Class A4, 4.255% 2061[5,7]		2,444	2,447
Bank Commercial Mortgage Trust, Series 2020-BN26, Class A4, 2.403% 2063[7]		295	259
Benchmark Mortgage Trust, Series 2018-B8, Class A5, 4.232% 2052[7]		2,541	2,532
Benchmark Mortgage Trust, Series 2018-B7, Class A4, 4.51% 2053[5,7]		781	789
Boca Commercial Mortgage Trust, Series 2022-BOCA, Class A, (1-month USD CME Term SOFR + 1.767%) 2.27% 2039[4,5,7]		8,575	8,422
BPR Trust, Series 2022-OANA, Class A, (1-month USD CME Term SOFR + 1.898%) 3.177% 2037[4,5,7]		3,822	3,753
BX Trust, Series 2022-CSMO, Class A, (1-month USD CME Term SOFR + 2.11%) 2.865% 2027[4,5,7]		8,476	8,391
BX Trust, Series 2021-VOLT, Class A, (1-month USD-LIBOR + 0.70%) 2.024% 2036[4,5,7]		14,727	14,226
BX Trust, Series 2021-RISE, Class A, (1-month USD-LIBOR + 0.74%) 2.072% 2036[4,5,7]		12,622	12,021
BX Trust, Series 2021-ARIA, Class A, (1-month USD-LIBOR + 0.899%) 2.223% 2036[4,5,7]		5,292	4,985
BX Trust, Series 2021-VOLT, Class B, (1-month USD-LIBOR + 0.95%) 2.274% 2036[4,5,7]		570	537

172	American Funds Insurance Series

The Bond Fund of America (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Mortgage-backed obligations (continued)
Commercial mortgage-backed securities (continued)
BX Trust, Series 2021-ARIA, Class B, (1-month USD-LIBOR + 1.297%) 2.621% 2036[4,5,7]	USD	995	$933
BX Trust, Series 2021-ARIA, Class C, (1-month USD-LIBOR + 1.646%) 2.97% 2036[4,5,7]		996	931
BX Trust, Series 2022-IND, Class A, (1-month USD CME Term SOFR + 1.491%) 2.825% 2037[4,5,7]		5,828	5,684
BX Trust, Series 2021-SOAR, Class A, (1-month USD-LIBOR + 0.67%) 1.994% 2038[4,5,7]		3,741	3,596
BX Trust, Series 2021-ACNT, Class A, (1-month USD-LIBOR + 0.85%) 2.174% 2038[4,5,7]		9,979	9,620
BX Trust, Series 2021-SOAR, Class B, (1-month USD-LIBOR + 0.87%) 2.194% 2038[4,5,7]		433	416
BX Trust, Series 2021-SOAR, Class C, (1-month USD-LIBOR + 1.10%) 2.424% 2038[4,5,7]		293	279
BX Trust, Series 2021-ACNT, Class B, (1-month USD-LIBOR + 1.25%) 2.574% 2038[4,5,7]		339	325
BX Trust, Series 2021-SOAR, Class D, (1-month USD-LIBOR + 1.40%) 2.724% 2038[4,5,7]		740	701
BX Trust, Series 2021-ACNT, Class C, (1-month USD-LIBOR + 1.50%) 2.825% 2038[4,5,7]		100	96
BX Trust, Series 2021-ACNT, Class D, (1-month USD-LIBOR + 1.85%) 3.175% 2038[4,5,7]		151	144
Citigroup Commercial Mortgage Trust, Series 2016-GC36, Class A5, 3.616% 2049[7]		610	598
Commercial Mortgage Trust, Series 2013-LC13, Class B, 5.009% 2046[4,5,7]		312	311
Commercial Mortgage Trust, Series 2014-LC15, Class AM, 4.198% 2047[7]		350	347
CSAIL Commercial Mortgage Trust, Series 2015-C4, Class C, 4.711% 2048[5,7]		204	193
CSAIL Commercial Mortgage Trust, Series 2015-C2, Class A3, 3.231% 2057[7]		1,137	1,105
Deutsche Bank Commercial Mortgage Trust, Series 2016-C1, Class AM, 3.539% 2049[7]		200	193
Extended Stay America Trust, Series 2021-ESH, Class A, (1-month USD-LIBOR + 1.08%) 2.405% 2038[4,5,7]		2,862	2,795
Extended Stay America Trust, Series 2021-ESH, Class B, (1-month USD-LIBOR + 1.38%) 2.705% 2038[4,5,7]		653	635
Extended Stay America Trust, Series 2021-ESH, Class C, (1-month USD-LIBOR + 1.70%) 3.025% 2038[4,5,7]		891	863
Extended Stay America Trust, Series 2021-ESH, Class D, (1-month USD-LIBOR + 2.25%) 3.575% 2038[4,5,7]		682	660
Fontainebleau Miami Beach Trust, CMO, Series 2019-FBLU, Class A, 3.144% 2036[4,7]		304	292
Grace Mortgage Trust, Series 2020-GRCE, Class A, 2.347% 2040[4,7]		1,897	1,573
GS Mortgage Securities Trust, Series 2017-GS7, Class A4, 3.43% 2050[7]		400	387
GS Mortgage Securities Trust, Series 2019-GC38, Class A4, 3.968% 2052[7]		100	98
GS Mortgage Securities Trust, Series 2020-GC47, Class A5, 2.377% 2053[7]		1,536	1,338
JPMBB Commercial Mortgage Securities Trust, Series 2014-C18, Class A5, 4.079% 2047[7]		3,280	3,268
JPMDB Commercial Mortgage Securities Trust, Series 2017-C5, Class A5, 3.694% 2050[7]		640	625
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2022-OPO, Class A, 3.024% 2039[4,7]		7,867	7,258
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2016-JP4, Class A4, 3.648% 2049[5,7]		2,040	1,980
La Quinta Mortgage Trust, Series 2022-LAQ, Class A, (1-month USD CME Term SOFR + 1.724%) 3.058% 2039[4,5,7]		3,258	3,184
LUXE Commercial Mortgage Trust, Series 2021-TRIP, Class A, (1-month USD-LIBOR + 1.05%) 2.374% 2038[4,5,7]		4,555	4,394
MHC Commercial Mortgage Trust, CMO, Series 2021-MHC, Class A, (1-month USD-LIBOR + 0.801%) 2.125% 2026[4,5,7]		154	150
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2014-C17, Class A5, 3.741% 2047[7]		5,446	5,389
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015-C22, Class A-4, 3.306% 2048[7]		410	399
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2016-C32, Class A-4, 3.72% 2049[7]		245	240

American Funds Insurance Series	173

The Bond Fund of America (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Mortgage-backed obligations (continued)
Commercial mortgage-backed securities (continued)
Morgan Stanley Capital I Trust, Series 2015-UBS8, Class AS, 4.114% 2048[7]	USD	730	$715
Morgan Stanley Capital I Trust, Series 2016-UBS9, Class C, 4.761% 2049[5,7]		208	195
SLG Office Trust, Series 2021-OVA, Class A, 2.585% 2041[4,7]		4,065	3,459
SREIT Trust, Series 2021-FLWR, Class A, (1-month USD-LIBOR + 0.577%) 1.901% 2036[4,5,7]		9,351	8,897
SREIT Trust, Series 2021-FLWR, Class B, (1-month USD-LIBOR + 0.926%) 2.25% 2036[4,5,7]		1,000	948
SREIT Trust, Series 2021-MFP, Class A, (1-month USD-LIBOR + 0.731%) 2.055% 2038[4,5,7]		8,739	8,317
SREIT Trust, Series 2021-MFP, Class B, (1-month USD-LIBOR + 1.079%) 2.404% 2038[4,5,7]		263	248
SREIT Trust, Series 2021-MFP, Class C, (1-month USD-LIBOR + 1.329%) 2.653% 2038[4,5,7]		141	133
Wells Fargo Commercial Mortgage Trust, Series 2015-SG1, Class A-4, 3.789% 2048[7]		2,413	2,352
Wells Fargo Commercial Mortgage Trust, Series 2015-C28, Class C, 4.219% 2048[5,7]		220	209
Wells Fargo Commercial Mortgage Trust, Series 2016-C37, Class A5, 3.794% 2049[7]		2,550	2,506
Wells Fargo Commercial Mortgage Trust, Series 2019-C54, Class A4, 3.146% 2052[7]		1,019	939
Wells Fargo Commercial Mortgage Trust, Series 2016-NXS5, Class AS, 3.988% 2059[7]		250	244
Wells Fargo Commercial Mortgage Trust, Series 2017-RC1, Class A4, 3.631% 2060[7]		205	200
			150,853

Collateralized mortgage-backed obligations (privately originated) 1.19%
Arroyo Mortgage Trust, Series 2021-1R, Class A1, 1.175% 2048[4,5,7]		3,260	3,026
Arroyo Mortgage Trust, Series 2020-1, Class A1A, 1.662% 2055[4,7]		145	140
Arroyo Mortgage Trust, Series 2022-1, Class A1A, 2.495% 2056 (3.495% on 2/25/2026)[3,4,7]		6,315	6,000
Bellemeade Re, Ltd., Series 2019-3A, Class M1B, (1-month USD-LIBOR + 1.60%) 3.224% 2029[4,5,7]		1,297	1,292
BRAVO Residential Funding Trust, Series 2020-RPL2, Class A1, 2.00% 2059[4,5,7]		1,001	924
BRAVO Residential Funding Trust, Series 2020-RPL1, Class A1, 2.50% 2059[4,5,7]		671	649
BRAVO Residential Funding Trust, Series 2022-RPL1, Class A1, 2.75% 2061[4,7]		5,155	4,816
Cascade Funding Mortgage Trust, Series 2020-HB4, Class A, 0.946% 2030[4,5,7]		583	576
Cascade Funding Mortgage Trust, Series 2021-HB7, Class A, 1.151% 2031[4,5,7]		3,400	3,334
Cascade Funding Mortgage Trust, Series 2021-HB6, Class A, 0.898% 2036[4,5,7]		1,983	1,948
CIM Trust, Series 2022-R2, Class A1, 3.75% 2061[4,5,7]		7,476	7,249
Citigroup Mortgage Loan Trust, Inc., Series 2020-EXP1, Class A1A, 1.804% 2060[4,5,7]		235	224
COLT Funding, LLC, Series 2021-5, Class A1, 1.726% 2066[4,5,7]		2,151	1,960
Connecticut Avenue Securities, Series 2022-R04, Class 1M1, (30-day Average USD-SOFR + 2.00%) 2.926% 2042[4,5,7]		1,505	1,477
Connecticut Avenue Securities, Series 2022-R06, Class 1M1, (30-day Average USD-SOFR + 2.75%) 3.698% 2042[4,5,7]		369	368
Credit Suisse Mortgage Trust, Series 2020-NET, Class A, 2.257% 2037[4,7]		1,578	1,457
Credit Suisse Mortgage Trust, Series 2017-RPL3, Class A1, 2.00% 2060[4,5,7]		1,726	1,627
Finance of America Structured Securities Trust, Series 2019-JR2, Class A1, 2.00% 2069[4,7]		2,700	2,908
Finance of America Structured Securities Trust, Series 2019-JR1, Class A, 2.00% 2069[4,7]		2,299	2,478
Flagstar Mortgage Trust, Series 2021-10INV, Class A3, 2.50% 2051[4,5,7]		3,342	2,873
Flagstar Mortgage Trust, Series 2021-11INV, Class A4, 2.50% 2051[4,5,7]		2,302	1,977
Flagstar Mortgage Trust, Series 2021-5INV, Class A2, 2.50% 2051[4,5,7]		2,158	1,854
Flagstar Mortgage Trust, Series 2021-8INV, Class A3, 2.50% 2051[4,5,7]		2,121	1,818
Flagstar Mortgage Trust, Series 2021-6INV, Class A4, 2.50% 2051[4,5,7]		2,021	1,739
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2015-DNA3, Class M3, (1-month USD-LIBOR + 4.70%) 6.324% 2028[5,7]		1,744	1,798
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2021-DNA5, Class M2, (30-day Average USD-SOFR + 1.65%) 2.576% 2034[4,5,7]		234	226
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2022-DNA3, Class M1A, (30-day Average USD-SOFR + 2.00%) 2.926% 2042[4,5,7]		2,420	2,383
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2022-DNA4, Class M1A, (30-day Average USD-SOFR + 2.20%) 3.126% 2042[4,5,7]		363	359

174	American Funds Insurance Series

The Bond Fund of America (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Mortgage-backed obligations (continued)
Collateralized mortgage-backed obligations (privately originated) (continued)
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2022-DNA5, Class M1A, (30-day Average USD-SOFR + 2.95%) 3.729% 2042[4,5,7]	USD	313	$314
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2020-DNA2, Class M2, (1-month USD-LIBOR + 1.85%) 3.474% 2050[4,5,7]		3,548	3,516
GCAT, Series 2021-NQM6, Class A1, 1.855% 2066[4,5,7]		3,823	3,492
Home Partners of America Trust, Series 2021-2, Class A, 1.901% 2026[4,7]		5,446	4,871
Hundred Acre Wood Trust, Series 2021-INV1, Class A3, 2.50% 2051[4,5,7]		914	788
JPMDB Commercial Mortgage Securities Trust, Series 2017-C7, Class A5, 3.409% 2050[7]		240	230
Legacy Mortgage Asset Trust, Series 2021-GS2, Class A1, 1.75% 2061[4,5,7]		914	861
Legacy Mortgage Asset Trust, Series 2022-GS1, Class A1, 4.00% 2061 (7.00% on 4/25/2025)[3,4,7,9]		3,806	3,671
Legacy Mortgage Asset Trust, Series 2021-GS5, Class A1, 2.25% 2067 (5.25% on 11/25/2024)[3,4,7]		2,825	2,645
Mello Warehouse Securitization Trust, Series 2021-3, Class A, (1-month USD-LIBOR + 0.85%) 2.474% 2055[4,5,7]		16,160	15,704
MFRA Trust, Series 2021-RPL1, Class A1, 1.131% 2060[4,5,7]		3,428	3,173
MRA Issuance Trust, Series 2020-10, Class A3, (1-month USD-LIBOR + 1.30%) 2.10% 2022[4,5,7]		8,555	8,448
PRKCM Trust, Series 2021-AFC2, Class A1, 2.071% 2056[4,5,7]		3,760	3,224
Progress Residential Trust, Series 2022-SFR3, Class A, 3.20% 2039[4,7]		1,132	1,070
Reverse Mortgage Investment Trust, Series 2021-HB1, Class A, 1.259% 2031[4,5,7]		4,530	4,359
Towd Point Mortgage Trust, Series 2020-4, Class A1, 1.75% 2060[4,7]		11,719	10,815
Treehouse Park Improvement Association No.1 - Anleihen 9.75% 2033[4,9,10]		1,680	1,490
Tricon Residential, Series 2021-SFR1, Class A, 1.943% 2038[4,7]		5,038	4,580
			130,731

Other mortgage-backed securities 0.22%
Nykredit Realkredit AS, Series CCE, 1.00% 2050[7]	DKK	78,145	8,664
Nykredit Realkredit AS, Series 01E, 1.00% 2053[7]		108,763	11,927
Realkredit Danmark AS 1.00% 2053[7]		29,536	3,239
			23,830

Total mortgage-backed obligations			2,446,518

Asset-backed obligations 4.43%
Aesop Funding, LLC, Series 2019-2A, Class A, 3.35% 2025[4,7]	USD	2,210	2,175
Aesop Funding, LLC, Series 2018-2A, Class A, 4.00% 2025[4,7]		2,755	2,756
Aesop Funding, LLC, Series 2020-1A, Class A, 2.33% 2026[4,7]		7,689	7,322
Aesop Funding, LLC, Series 2021-1A, Class A, 1.38% 2027[4,7]		3,445	3,087
Aesop Funding, LLC, Series 2021-1A, Class B, 1.63% 2027[4,7]		531	470
Aesop Funding, LLC, Series 2020-2, Class A, 2.02% 2027[4,7]		2,427	2,233
Aesop Funding, LLC, Series 2021-1A, Class C, 2.13% 2027[4,7]		193	170
Aesop Funding, LLC, Series 2020-2A, Class B, 2.96% 2027[4,7]		623	586
Aesop Funding, LLC, Series 2020-2A, Class C, 4.25% 2027[4,7]		1,279	1,229
Affirm Asset Securitization Trust, Series 2021-B, Class A, 1.03% 2026[4,7]		701	665
Affirm Asset Securitization Trust, Series 2021-Z2, Class A, 1.17% 2026[4,7]		989	963
Affirm Asset Securitization Trust, Series 2022-X1, Class A, 1.75% 2027[4,7]		1,426	1,402
AGL CLO, Ltd., Series 2022-18A, Class A1, (3-month USD CME Term SOFR + 1.32%) 2.438% 2031[4,5,7]		8,585	8,553
American Credit Acceptance Receivables Trust, Series 2020-3, Class C, 1.85% 2026[4,7]		2,387	2,364
American Credit Acceptance Receivables Trust, Series 2020-3, Class D, 2.40% 2026[4,7]		2,500	2,422
American Credit Acceptance Receivables Trust, Series 2021-1, Class C, 0.83% 2027[4,7]		1,465	1,432
American Credit Acceptance Receivables Trust, Series 2021-1, Class D, 1.14% 2027[4,7]		806	765
American Homes 4 Rent, Series 2014-SFR2, Class A, 3.786% 2036[4,7]		1,147	1,140
American Homes 4 Rent, Series 2015-SFR2, Class A, 3.732% 2052[4,7]		2,811	2,767
American Homes 4 Rent, Series 2015-SFR2, Class B, 4.295% 2052[4,7]		396	392
AmeriCredit Automobile Receivables Trust, Series 2021-2, Class B, 0.69% 2027[7]		997	941
AmeriCredit Automobile Receivables Trust, Series 2021-2, Class C, 1.01% 2027[7]		1,109	1,029
AmeriCredit Automobile Receivables Trust, Series 2021-2, Class D, 1.29% 2027[7]		2,613	2,404

American Funds Insurance Series	175

The Bond Fund of America (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Asset-backed obligations (continued)
Ballyrock CLO, Ltd., Series 2019-2A, Class A1AR, (3-month USD-LIBOR + 1.00%) 2.478% 2030[4,5,7]	USD	575	$566
Bankers Healthcare Group Securitization Trust, Series 2021-B, Class A, 0.90% 2034[4,7]		231	219
Bankers Healthcare Group Securitization Trust, Series 2021-B, Class B, 1.67% 2034[4,7]		269	240
Blackbird Capital II Aircraft Lease, Ltd. / Blackbird Capital II Aircraft Lease US, LLC, Series 2021-1, Class A, 2.443% 2046[4,7]		4,201	3,601
Blackbird Capital II Aircraft Lease, Ltd. / Blackbird Capital II Aircraft Lease US, LLC, Series 2021-1, Class B, 3.446% 2046[4,7]		497	401
CarMaxAuto Owner Trust, Series 2019-2, Class C, 3.16% 2025[7]		400	397
CarMaxAuto Owner Trust, Series 2021-1, Class C, 0.94% 2026[7]		210	194
CarMaxAuto Owner Trust, Series 2021-1, Class D, 1.28% 2027[7]		206	188
Carvana Auto Receivables Trust, Series 2021-N4, Class C, 1.72% 2028[7]		538	514
Carvana Auto Receivables Trust, Series 2021-N4, Class A2, 1.80% 2028[7]		884	832
Castlelake Aircraft Securitization Trust, Series 2021-1, Class A, 2.868% 2037[4,7]		16,378	14,503
Castlelake Aircraft Securitization Trust, Series 2021-1, Class C, 3.464% 2037[4,7]		6,342	5,720
Castlelake Aircraft Securitization Trust, Series 2021-1, Class C, 6.171% 2037[4,7]		685	586
Castlelake Aircraft Securitization Trust, Series 2017-1R, Class A, 2.741% 2041[4,7]		910	818
CF Hippolyta, LLC, Series 2020-1, Class A1, 1.69% 2060[4,7]		18,930	17,179
CF Hippolyta, LLC, Series 2020-1, Class A2, 1.99% 2060[4,7]		1,982	1,698
CF Hippolyta, LLC, Series 2020-1, Class B1, 2.28% 2060[4,7]		3,441	3,093
CF Hippolyta, LLC, Series 2020-1, Class B2, 2.60% 2060[4,7]		373	318
CF Hippolyta, LLC, Series 2021-1, Class A1, 1.53% 2061[4,7]		6,134	5,417
CF Hippolyta, LLC, Series 2021-1, Class B1, 1.98% 2061[4,7]		1,943	1,681
CLI Funding VI, LLC, Series 2020-2A, Class A, 2.03% 2045[4,7]		2,479	2,226
CLI Funding VI, LLC, Series 2020-3A, Class A, 2.07% 2045[4,7]		5,171	4,672
CLI Funding VIII, LLC, Series 2021-1A, Class A, 2.38% 2046[4,7]		464	411
CPS Auto Receivables Trust, Series 2019-C, Class D, 3.17% 2025[4,7]		918	917
CPS Auto Receivables Trust, Series 2019-B, Class D, 3.69% 2025[4,7]		1,539	1,541
CPS Auto Receivables Trust, Series 2021-A, Class C, 0.83% 2026[4,7]		694	679
CPS Auto Receivables Trust, Series 2021-A, Class D, 1.16% 2026[4,7]		590	564
CPS Auto Receivables Trust, Series 2022-B, Class A, 2.88% 2026[4,7]		2,591	2,563
CPS Auto Receivables Trust, Series 2022-B, Class B, 3.88% 2028[4,7]		2,111	2,094
CPS Auto Receivables Trust, Series 2022-B, Class C, 4.33% 2028[4,7]		2,797	2,775
Credit Acceptance Auto Loan Trust, Series 2020-1A, Class A, 2.01% 2029[4,7]		3,549	3,537
Drive Auto Receivables Trust, Series 2021-1, Class B, 0.65% 2025[7]		2,524	2,513
Drive Auto Receivables Trust, Series 2019-3, Class C, 2.90% 2025[7]		1,547	1,548
Drive Auto Receivables Trust, Series 2019-2, Class C, 3.42% 2025[7]		328	328
Drive Auto Receivables Trust, Series 2019-3, Class D, 3.18% 2026[7]		4,020	3,994
Drive Auto Receivables Trust, Series 2021-1, Class C, 1.02% 2027[7]		5,369	5,233
Drive Auto Receivables Trust, Series 2021-1, Class D, 1.45% 2029[7]		4,053	3,798
Drivetime Auto Owner Trust, Series 2019-3, Class C, 2.74% 2025[4,7]		128	128
Drivetime Auto Owner Trust, Series 2019-3, Class D, 2.96% 2025[4,7]		1,915	1,902
Drivetime Auto Owner Trust, Series 2019-2A, Class C, 3.18% 2025[4,7]		29	29
Drivetime Auto Owner Trust, Series 2019-2A, Class D, 3.48% 2025[4,7]		4,250	4,242
Drivetime Auto Owner Trust, Series 2021-1A, Class C, 0.84% 2026[4,7]		825	787
Drivetime Auto Owner Trust, Series 2021-1A, Class D, 1.16% 2026[4,7]		449	417
Drivetime Auto Owner Trust, Series 2020-3A, Class C, 1.47% 2026[4,7]		817	795
Drivetime Auto Owner Trust, Series 2021-2A, Class B, 0.81% 2027[4,7]		1,179	1,144
Drivetime Auto Owner Trust, Series 2021-2A, Class C, 1.10% 2027[4,7]		1,231	1,169
Drivetime Auto Owner Trust, Series 2021-2A, Class D, 1.50% 2027[4,7]		832	774
EDvestinU Private Education Loan, LLC, Series 2021-A, Class A, 1.80% 2045[4,7]		463	412
Exeter Automobile Receivables Trust, Series 2019-3A, Class C, 2.79% 2024[4,7]		170	169
Exeter Automobile Receivables Trust, Series 2021-2, Class B, 0.57% 2025[7]		1,663	1,638
Exeter Automobile Receivables Trust, Series 2020-3A, Class C, 1.32% 2025[7]		780	773
Exeter Automobile Receivables Trust, Series 2020-1A, Class D, 2.73% 2025[4,7]		900	888
Exeter Automobile Receivables Trust, Series 2022-2A, Class A3, 2.80% 2025[7]		1,162	1,148
Exeter Automobile Receivables Trust, Series 2019-3A, Class D, 3.11% 2025[4,7]		5,000	4,969
Exeter Automobile Receivables Trust, Series 2019-2A, Class D, 3.71% 2025[4,7]		5,194	5,192
Exeter Automobile Receivables Trust, Series 2021-2, Class C, 0.98% 2026[7]		1,807	1,739
Exeter Automobile Receivables Trust, Series 2020-3A, Class D, 1.73% 2026[7]		1,012	984
Exeter Automobile Receivables Trust, Series 2022-2A, Class B, 3.65% 2026[7]		3,047	2,999

176	American Funds Insurance Series

The Bond Fund of America (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Asset-backed obligations (continued)
Exeter Automobile Receivables Trust, Series 2021-2, Class D, 1.40% 2027[7]	USD	2,612	$2,436
Exeter Automobile Receivables Trust, Series 2022-2A, Class D, 4.56% 2028[7]		1,201	1,143
FirstKey Homes Trust, Series 2020-SFR2, Class A, 1.266% 2037[4,7]		18,033	16,623
FirstKey Homes Trust, Series 2021-SFR3, Class A, 2.135% 2038[4,7]		1,393	1,272
FirstKey Homes Trust, Series 2022-SFR2, Class A, 4.145% 2039[4,7]		1,743	1,716
Ford Credit Auto Owner Trust, Series 2018-2, Class A, 3.47% 2030[4,7]		17,675	17,625
Ford Credit Auto Owner Trust, Series 2018-1, Class A, 3.19% 2031[4,7]		30,070	29,605
GCI Funding I, LLC, Series 2020-1, Class A, 2.82% 2045[4,7]		2,312	2,138
GCI Funding I, LLC, Series 2021-1, Class A, 2.38% 2046[4,7]		1,517	1,345
GCI Funding I, LLC, Series 2021-1, Class B, 3.04% 2046[4,7]		169	148
Global SC Finance VII SRL, Series 2020-2A, Class A, 2.26% 2040[4,7]		3,084	2,824
Global SC Finance VII SRL, Series 2021-1A, Class A, 1.86% 2041[4,7]		10,425	9,296
Global SC Finance VII SRL, Series 2021-2A, Class A, 1.95% 2041[4,7]		2,913	2,602
Global SC Finance VII SRL, Series 2021-2A, Class B, 2.49% 2041[4,7]		228	201
GM Financial Automobile Leasing Trust, Series 2020-2, Class C, 2.56% 2024[7]		301	298
GM Financial Automobile Leasing Trust, Series 2020-2, Class D, 3.21% 2024[7]		425	422
Hertz Vehicle Financing III, LLC, Series 2021-A, Class B, 3.65% 2023[4,7,9,10]		8,590	8,337
Hertz Vehicle Financing III, LLC, Series 2021-1A, Class A, 1.21% 2025[4,7]		12,703	11,895
Hertz Vehicle Financing III, LLC, Series 2021-1A, Class B, 1.56% 2025[4,7]		1,171	1,083
Hertz Vehicle Financing III, LLC, Series 2021-1A, Class C, 2.05% 2025[4,7]		810	747
Hertz Vehicle Financing III, LLC, Series 2021-2A, Class A, 1.68% 2027[4,7]		17,770	15,703
Hertz Vehicle Financing III, LLC, Series 2021-2A, Class B, 2.12% 2027[4,7]		1,264	1,119
Hertz Vehicle Financing III, LLC, Series 2021-2A, Class C, 2.52% 2027[4,7]		859	753
LAD Auto Receivables Trust, Series 2021-1A, Class A, 1.30% 2026[4,7]		1,324	1,282
LAD Auto Receivables Trust, Series 2021-1A, Class B, 1.94% 2026[4,7]		304	286
Madison Park Funding, Ltd., CLO, Series 2015-17A, Class AR2, (3-month USD-LIBOR + 1.00%) 2.098% 2030[4,5,7]		900	887
Marathon CLO, Ltd., Series 2017-9A, Class A1AR, (3-month USD-LIBOR + 1.15%) 2.194% 2029[4,5,7]		660	652
Mission Lane Credit Card Master Trust, Series 2021-A, Class A, 1.59% 2026[4,7]		1,242	1,197
Mission Lane Credit Card Master Trust, Series 2021-A, Class B, 2.24% 2026[4,7]		230	222
Navient Student Loan Trust, Series 2021-EA, Class A, 0.97% 2069[4,7]		2,721	2,443
Navient Student Loan Trust, Series 2021-C, Class A, 1.06% 2069[4,7]		4,424	4,080
Navient Student Loan Trust, Series 2021-G, Class A, 1.58% 2070[4,7]		958	848
Navigator Aircraft ABS, Ltd., Series 2021-1, Class A, 2.771% 2046[4,7]		4,565	4,074
Nelnet Student Loan Trust, Series 2021-C, Class AFX, 1.32% 2062[4,7]		358	329
Nelnet Student Loan Trust, Series 2021-A, Class APT1, 1.36% 2062[4,7]		6,020	5,574
Nelnet Student Loan Trust, Series 2021-B, Class AFX, 1.42% 2062[4,7]		13,741	12,749
Nelnet Student Loan Trust, Series 2021-C, Class AFL, (1-month USD-LIBOR + 0.74%) 2.335% 2062[4,5,7]		4,597	4,489
New Economy Assets Phase 1 Issuer, LLC, Series 2021-1, Class A1, 1.91% 2061[4,7]		50,765	44,373
Newark BSL CLO 2, Ltd., Series 2017-1A, Class A1R, (3-month USD-LIBOR + 0.97%) 2.154% 2030[4,5,7]		275	271
Oportun Funding, LLC, Series 2021-A, Class A, 1.21% 2028[4,7]		240	225
Palmer Square Loan Funding, CLO, Series 2020-4, Class A1, (3-month USD-LIBOR + 1.00%) 2.524% 2028[4,5,7]		1,355	1,345
Palmer Square Loan Funding, CLO, Series 2021-1, Class A1, (3-month USD-LIBOR + 0.90%) 1.963% 2029[4,5,7]		292	289
PFS Financing Corp., Series 2021-B, Class A, 0.775% 2026[4,7]		7,884	7,318
Prestige Auto Receivables Trust, Series 2019-1A, Class C, 2.70% 2024[4,7]		1,815	1,813
Prestige Auto Receivables Trust, Series 2019-1A, Class D, 3.01% 2025[4,7]		1,355	1,341
Prodigy Finance DAC, Series 2021-1A, Class A, (1-month USD-LIBOR + 1.25%) 2.874% 2051[4,5,7]		771	758
Santander Drive Auto Receivables Trust, Series 2021-2, Class B, 0.59% 2025[7]		1,510	1,488
Santander Drive Auto Receivables Trust, Series 2019-2, Class D, 3.22% 2025[7]		2,955	2,948
Santander Drive Auto Receivables Trust, Series 2021-2, Class C, 0.90% 2026[7]		2,812	2,724
Santander Drive Auto Receivables Trust, Series 2020-3, Class C, 1.12% 2026[7]		3,344	3,319
Santander Drive Auto Receivables Trust, Series 2020-3, Class D, 1.64% 2026[7]		2,211	2,157
Santander Drive Auto Receivables Trust, Series 2021-3, Class C, 0.95% 2027[7]		1,677	1,614
Santander Drive Auto Receivables Trust, Series 2021-3, Class D, 1.33% 2027[7]		2,236	2,115
Santander Drive Auto Receivables Trust, Series 2021-2, Class D, 1.35% 2027[7]		1,802	1,692

American Funds Insurance Series	177

The Bond Fund of America (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Asset-backed obligations (continued)
Slam, Ltd., Series 2021-1, Class A, 2.434% 2046[4,7]	USD	2,732	$2,362
Slam, Ltd., Series 2021-1, Class B, 3.422% 2046[4,7]		503	427
SOLRR Aircraft Aviation Holding, Ltd., Series 2021-1, Class A, 2.636% 2046[4,7]		2,478	2,260
Sound Point CLO, Ltd., Series 2015-1RA, Class AR, (3-month USD-LIBOR + 1.08%) 2.124% 2030[4,5,7]		475	469
Sprite, Ltd., Series 2021-1, Class A, 3.75% 2046[4,7]		3,396	3,078
Stellar Jay Ireland DAC, Series 2021-1, Class A, 3.967% 2041[4,7]		453	404
Stonepeak Infrastructure Partners, Series 2021-1A, Class AA, 2.301% 2033[4,7]		1,323	1,235
Stonepeak Infrastructure Partners, Series 2021-1A, Class A, 2.675% 2033[4,7]		1,525	1,398
SuttonPark Structured Settlements, Series 2021-1, Class A, 1.95% 2075[4,7]		2,581	2,404
TAL Advantage V, LLC, Series 2020-1A, Class A, 2.05% 2045[4,7]		3,175	2,884
Textainer Marine Containers, Ltd., Series 2020-2A, Class A, 2.10% 2045[4,7]		2,366	2,145
Textainer Marine Containers, Ltd., Series 2020-1A, Class A, 2.73% 2045[4,7]		1,364	1,281
Textainer Marine Containers, Ltd., Series 2021-1A, Class A, 1.68% 2046[4,7]		6,480	5,665
Textainer Marine Containers, Ltd., Series 2021-2A, Class A, 2.23% 2046[4,7]		5,440	4,845
Textainer Marine Containers, Ltd., Series 2021-1A, Class B, 2.52% 2046[4,7]		362	322
TIF Funding II, LLC, Series 2020-1A, Class A, 2.09% 2045[4,7]		4,571	4,114
TIF Funding II, LLC, Series 2021-1A, Class B, 2.54% 2046[4,7]		136	117
Toyota Auto Loan Extended Note Trust, Series 2019-1, Class A, 2.56% 2031[4,7]		6,000	5,873
Triton Container Finance VIII, LLC, Series 2020-1, Class A, 2.11% 2045[4,7]		10,965	9,774
Triton Container Finance VIII, LLC, Series 2021-1, Class A, 1.86% 2046[4,7]		4,412	3,860
Triton Container Finance VIII, LLC, Series 2021-1A, Class B, 2.58% 2046[4,7]		364	316
Westlake Automobile Receivables Trust, Series 2020-3A, Class C, 1.24% 2025[4,7]		1,557	1,519
Westlake Automobile Receivables Trust, Series 2021-2, Class B, 0.62% 2026[4,7]		1,690	1,629
Westlake Automobile Receivables Trust, Series 2021-2, Class C, 0.89% 2026[4,7]		2,181	2,066
Westlake Automobile Receivables Trust, Series 2021-2, Class D, 1.23% 2026[4,7]		1,446	1,350
Westlake Automobile Receivables Trust, Series 2020-3A, Class D, 1.65% 2026[4,7]		3,023	2,908
			486,061

Municipals 1.63%
California 0.03%
G.O. Bonds, Series 2009, 7.50% 2034		2,100	2,700
Golden State Tobacco Securitization Corp., Enhanced Tobacco Settlement Asset-Backed Bonds, Series 2021-B, 2.746% 2034		650	562
			3,262

Illinois 1.48%
City of Chicago, Board of Education, Unlimited Tax G.O. Bonds (Dedicated Rev.), Series 2010-C, 6.319% 2029		65	68
City of Chicago, Board of Education, Unlimited Tax G.O. Bonds (Dedicated Rev.), Series 2009-E, 6.138% 2039		30,835	31,320
City of Chicago, Board of Education, Unlimited Tax G.O. Bonds (Dedicated Rev.), Series 2010-D, 6.519% 2040		8,945	9,360
City of Chicago, Board of Education, Unlimited Tax G.O. Bonds (Qualified School Construction Bonds), Series 2009-G, 1.75% 2025		2,500	2,233
G.O. Bonds, Series 2013-B, 4.31% 2023		2,125	2,129
G.O. Bonds, Pension Funding, Series 2003, 4.95% 2023		6,228	6,275
G.O. Bonds, Pension Funding, Series 2003, 5.10% 2033		107,000	107,781
G.O. Bonds, Taxable Build America Bonds, Series 2010-2, 5.95% 2023		3,210	3,250
			162,416

New York 0.05%
Dormitory Auth., Taxable State Personal Income Tax Rev. Bonds (General Purpose), Series 2021-C, 2.202% 2034		6,390	5,227

Texas 0.03%
Grand Parkway Transportation Corp., Grand Parkway System Toll Rev. Ref. Bonds, Series 2020-B, 3.236% 2052		4,075	3,274

178	American Funds Insurance Series

The Bond Fund of America (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Municipals (continued)
Wisconsin 0.04%
Public Fin. Auth., Federal Lease Rev. Bonds (Fort Sam Acquisition Fncg.), Series 2022, 4.95% 2034	USD	4,600	$4,359

Total municipals			178,538

Bonds & notes of governments & government agencies outside the U.S. 1.27%
Chile (Republic of) 3.50% 2034		600	535
Chile (Republic of) 3.10% 2041		2,340	1,786
Chile (Republic of) 4.34% 2042		1,320	1,178
Chile (Republic of) 4.00% 2052		580	482
China (People’s Republic of), Series INBK, 3.81% 2050	CNY	13,380	2,160
China (People’s Republic of), Series INBK, 3.72% 2051		48,340	7,709
Colombia (Republic of) 4.125% 2051	USD	3,120	1,876
Colombia (Republic of), Series B, 5.75% 2027	COP	24,813,800	4,734
Dominican Republic 5.95% 2027[4]	USD	8,100	7,753
Indonesia (Republic of) 3.35% 2071		1,660	1,179
Israel (State of) 3.375% 2050		4,750	3,851
Israel (State of) 3.875% 2050		4,775	4,209
Panama (Republic of) 3.362% 2031		15,625	13,773
Panama (Republic of) 3.87% 2060		7,500	5,324
Panama (Republic of) 4.50% 2063		395	305
Paraguay (Republic of) 5.00% 2026		1,250	1,230
Peru (Republic of) 6.35% 2028	PEN	5,840	1,439
Peru (Republic of) 5.94% 2029		6,005	1,434
Peru (Republic of) 2.783% 2031	USD	3,790	3,232
Peru (Republic of) 6.15% 2032	PEN	12,950	2,994
Peru (Republic of) 3.00% 2034	USD	2,400	1,975
Peru (Republic of) 3.60% 2072		7,640	5,191
Philippines (Republic of) 3.229% 2027		475	461
Philippines (Republic of) 3.20% 2046		4,900	3,687
Philippines (Republic of) 4.20% 2047		272	239
Portuguese Republic 5.125% 2024		24,775	25,613
PT Indonesia Asahan Aluminium Tbk 5.71% 2023[4]		1,020	1,035
PT Indonesia Asahan Aluminium Tbk 4.75% 2025[4]		1,270	1,264
PT Indonesia Asahan Aluminium Tbk 5.45% 2030[4]		340	320
PT Indonesia Asahan Aluminium Tbk 5.80% 2050[4]		1,150	928
Qatar (State of) 4.50% 2028[4]		5,100	5,291
Qatar (State of) 5.103% 2048[4]		3,400	3,569
Romania 3.75% 2034	EUR	5,625	4,444
Saudi Arabia (Kingdom of) 3.628% 2027[4]	USD	5,000	4,964
Saudi Arabia (Kingdom of) 3.625% 2028[4]		11,435	11,302
United Mexican States 3.50% 2034		1,030	853
United Mexican States 4.40% 2052		675	510
			138,829

Federal agency bonds & notes 0.10%
Fannie Mae 2.125% 2026[1]		11,910	11,502

Total bonds, notes & other debt instruments (cost: $11,470,544,000)			10,721,189

American Funds Insurance Series	179

The Bond Fund of America (continued)

Short-term securities 18.26%	Shares	Value (000)
Money market investments 18.26%
Capital Group Central Cash Fund 1.38%[11,12]	20,033,647	$2,002,964

Total short-term securities (cost: $2,003,265,000)		2,002,964
Total investment securities 116.00% (cost: $13,473,809,000)		12,724,153
Other assets less liabilities (16.00)%		(1,755,255)

Net assets 100.00%		$10,968,898

Futures contracts

Contracts	Type	Number of contracts	Expiration	Notional amount (000)		Value and unrealized appreciation (depreciation) at 6/30/2022 (000)
30 Day Federal Funds Futures	Long	3,679	September 2022	USD	1,498,316	$512
90 Day Eurodollar Futures	Long	2,771	September 2022		670,547	(18,008)
3 Month SOFR Futures	Short	658	June 2023		(158,956)	157
2 Year U.S. Treasury Note Futures	Short	4,626	September 2022		(971,532)	(2,450)
5 Year Euro-Bobl Futures	Short	63	September 2022		(8,199)	81
5 Year U.S. Treasury Note Futures	Long	2,237	September 2022		251,103	2,326
10 Year Euro-Bund Futures	Short	51	September 2022		(7,951)	207
10 Year Ultra U.S. Treasury Note Futures	Long	2,281	September 2022		290,542	4,736
10 Year U.S. Treasury Note Futures	Long	2,148	September 2022		254,605	2,999
20 Year U.S. Treasury Bond Futures	Long	1,463	September 2022		202,808	(2,688)
30 Year Ultra U.S. Treasury Bond Futures	Long	855	September 2022		131,964	(2,789)
						$(14,917)

Forward currency contracts

Contract amount						Unrealized appreciation (depreciation)
Currency purchased (000)		Currency sold (000)		Counterparty	Settlement date	at 6/30/2022 (000)
USD	5,555	COP	22,893,650	UBS AG	7/6/2022	$46
COP	22,893,650	USD	5,540	UBS AG	7/6/2022	(30)
USD	3,074	PEN	11,415	Bank of America	7/12/2022	96
KRW	16,629,740	USD	13,220	JPMorgan Chase	7/12/2022	(316)
USD	621	EUR	582	Standard Chartered Bank	7/13/2022	11
USD	1,231	EUR	1,180	JPMorgan Chase	7/18/2022	(7)
USD	26,606	DKK	188,025	Bank of New York Mellon	7/27/2022	65
USD	5,934	EUR	5,628	UBS AG	7/27/2022	25
COP	1,073,945	USD	266	Citibank	7/28/2022	(9)
KRW	32,053,900	USD	24,883	Citibank	8/5/2022	2
USD	5,506	COP	22,893,650	UBS AG	8/8/2022	31
USD	1,413	PEN	5,380	Citibank	8/26/2022	17
USD	643	PEN	2,650	Morgan Stanley	8/26/2022	(45)
USD	830	PEN	3,440	Citibank	8/26/2022	(63)
						$(177)

180	American Funds Insurance Series

The Bond Fund of America (continued)

Swap contracts

Interest rate swaps

Centrally cleared interest rate swaps

Receive		Pay			Notional		Value at	Upfront premium	Unrealized appreciation (depreciation)
Rate	Payment frequency	Rate	Payment frequency	Expiration date	amount (000)		6/30/2022 (000)	paid (000)	at 6/30/2022 (000)
SOFR	Annual	0.471%	Annual	10/26/2023	USD	87,775	$2,890	$—	$2,890
0.45801%	Annual	SOFR	Annual	10/26/2023		85,775	(2,838)	—	(2,838)
3.5291%	Annual	U.S. EFFR	Annual	6/16/2024		78,378	791	—	791
3.52647%	Annual	U.S. EFFR	Annual	6/16/2024		72,532	729	—	729
3.497%	Annual	U.S. EFFR	Annual	6/16/2024		27,000	256	—	256
3.4325%	Annual	U.S. EFFR	Annual	6/17/2024		19,800	164	—	164
3.4585%	Annual	U.S. EFFR	Annual	6/17/2024		4,154	36	—	36
3-month USD-LIBOR	Quarterly	1.972%	Semi-annual	4/26/2051		23,200	4,303	—	4,303
3-month USD-LIBOR	Quarterly	1.9855%	Semi-annual	4/26/2051		8,580	1,568	—	1,568
3-month USD-LIBOR	Quarterly	1.9778%	Semi-annual	4/28/2051		13,500	2,488	—	2,488
							$10,387	$—	$10,387

Credit default swaps

Centrally cleared credit default swaps on credit indices — buy protection

Reference index	Financing rate paid	Payment frequency	Expiration date	Notional amount (000)	Value at 6/30/2022 (000)	Upfront premium received (000)	Unrealized appreciation at 6/30/2022 (000)
CDX.NA.HY.38	5.00%	Quarterly	6/20/2027	USD114,617	$3,452	$(5,302)	$8,754

Investments in affiliates12

	Value of affiliate at 1/1/2022 (000)	Additions (000)	Reductions (000)	Net realized loss (000)	Net unrealized depreciation (000)	Value of affiliate at 6/30/2022 (000)	Dividend income (000)
Short-term securities 18.26%
Money market investments 18.26%
Capital Group Central Cash Fund 1.38%[11]	$1,311,257	$2,345,528	$1,653,314	$(83)	$(424)	$2,002,964	$3,972

[1]	All or a portion of this security was pledged as collateral. The total value of pledged collateral was $59,465,000, which represented .54% of the net assets of the fund.
[2]	Index-linked bond whose principal amount moves with a government price index.
[3]	Step bond; coupon rate may change at a later date.
[4]	Acquired in a transaction exempt from registration under Rule 144A of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $1,572,955,000, which represented 14.34% of the net assets of the fund.
[5]	Coupon rate may change periodically. Reference rate and spread are as of the most recent information available. Some coupon rates are determined by the issuer or agent based on current market conditions; therefore, the reference rate and spread are not available.
[6]	Payment in kind; the issuer has the option of paying additional securities in lieu of cash. Payment methods and rates are as of the most recent payment when available.
[7]	Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.
[8]	Purchased on a TBA basis.
[9]	Valued under fair value procedures adopted by authority of the board of trustees. The total value of all such securities was $13,498,000, which represented .12% of the net assets of the fund.
[10]	Value determined using significant unobservable inputs.
[11]	Rate represents the seven-day yield at 6/30/2022.
[12]	Part of the same “group of investment companies” as the fund as defined under the Investment Company Act of 1940, as amended.

American Funds Insurance Series	181

The Bond Fund of America (continued)

Key to abbreviations

Assn. = Association

Auth. = Authority

CLO = Collateralized Loan Obligations

CME = CME Group

CMO = Collateralized Mortgage Obligations

CNY = Chinese yuan

COP = Colombian pesos

DAC = Designated Activity Company

DKK = Danish kroner

EFFR = Effective Federal Funds Rate

EUR = Euros

Fin. = Finance

Fncg. = Financing

G.O. = General Obligation

ICE = Intercontinental Exchange, Inc.

KRW = South Korean won

LIBOR = London Interbank Offered Rate

PEN = Peruvian nuevos soles

Ref. = Refunding

Rev. = Revenue

SOFR = Secured Overnight Financing Rate

TBA = To be announced

USD = U.S. dollars

Refer to the notes to financial statements.

182	American Funds Insurance Series

Capital World Bond Fund

Investment portfolio June 30, 2022	unaudited

Bonds, notes & other debt instruments 96.02%	Principal amount (000)		Value (000)
Euros 17.03%
Allianz SE 4.75% perpetual bonds (3-month EUR-EURIBOR + 3.60% on 10/24/2023)[1]	EUR	4,200	$4,424
Altria Group, Inc. 1.00% 2023		1,020	1,066
Altria Group, Inc. 1.70% 2025		1,600	1,583
Altria Group, Inc. 2.20% 2027		2,900	2,737
American Honda Finance Corp. 1.95% 2024		560	587
American Tower Corp. 0.45% 2027		2,525	2,308
American Tower Corp. 0.875% 2029		1,470	1,255
AT&T, Inc. 1.60% 2028		2,350	2,310
Austria (Republic of) 0% 2031		6,900	6,189
Bank of America Corp. 3.648% 2029 (3-month EUR-EURIBOR + 3.67% on 3/31/2028)[1,2]		5,000	5,339
CaixaBank, SA 2.25% 2030 (5-year EUR Annual (vs. 6-month EUR-EURIBOR) + 1.68% on 4/17/2025)[1]		2,400	2,340
Comcast Corp. 0.25% 2029		955	831
Deutsche Telekom International Finance BV 7.50% 2033		200	288
Dow Chemical Co. 0.50% 2027		1,110	1,027
Egypt (Arab Republic of) 5.625% 2030		300	196
Equinor ASA 1.375% 2032		2,550	2,344
European Investment Bank 0.25% 2032		4,900	4,333
European Investment Bank 1.50% 2032		1,000	991
European Union 0% 2026		1,600	1,584
European Union 0.25% 2026		610	607
European Union 0% 2031		705	618
European Union 0% 2035		220	171
European Union 0.20% 2036		1,500	1,176
Finland (Republic of) 1.50% 2032		3,380	3,405
French Republic O.A.T. 0.10% 2026[3]		10,514	11,696
French Republic O.A.T. 0% 2030		19,550	17,683
French Republic O.A.T. 0% 2032		4,020	3,484
French Republic O.A.T. 0.50% 2040		2,080	1,594
French Republic O.A.T. 0.75% 2052		5,930	3,963
Germany (Federal Republic of) 0% 2025		10,970	11,249
Germany (Federal Republic of) 0% 2026		6,060	6,093
Germany (Federal Republic of) 0% 2027		17,510	17,478
Germany (Federal Republic of) 0% 2030		13,340	12,768
Germany (Federal Republic of) 0% 2031		12,600	11,730
Germany (Federal Republic of) 0% 2050		1,200	805
Goldman Sachs Group, Inc. 3.375% 2025[2]		5,000	5,319
Goldman Sachs Group, Inc. 1.00% 2033[2]		2,705	2,126
Greece (Hellenic Republic of) 3.375% 2025		5,825	6,258
Greece (Hellenic Republic of) 0.75% 2031		1,660	1,363
Greece (Hellenic Republic of) 1.75% 2032		4,810	4,271
Groupe BPCE SA 4.625% 2023		1,200	1,286
Groupe BPCE SA 1.00% 2025		2,900	2,901
Highland Holdings SARL 0.318% 2026		205	192
Intesa Sanpaolo SpA 6.625% 2023		510	555
Israel (State of) 2.875% 2024		1,180	1,257
Italy (Republic of) 1.85% 2025		17,700	18,507
Italy (Republic of) 1.35% 2030		7	7
JPMorgan Chase & Co. 0.389% 2028 (3-month EUR-EURIBOR + 0.65% on 2/24/2027)[1,2]		3,208	2,965
KfW 0.125% 2025		590	599
Lloyds Banking Group PLC 1.75% 2028 (5-year EUR-EURIBOR + 1.30% on 9/7/2023)[1]		2,400	2,448
Morgan Stanley 2.103% 2026 (3-month EUR-EURIBOR + 0.904% on 5/8/2025)[1]		580	596
Morgan Stanley 2.95% 2032 (3-month EUR-EURIBOR +1.245% on 5/7/2031)[1]		1,535	1,526
Morocco (Kingdom of) 3.50% 2024		1,400	1,452
Morocco (Kingdom of) 1.50% 2031		4,100	2,866
Petroleos Mexicanos 5.50% 2025		2,520	2,650
Philippines (Republic of) 0.25% 2025		875	855
Portuguese Republic 0.475% 2030		1,610	1,474
Quebec (Province of) 0.25% 2031		920	808
Quebec (Province of) 0.50% 2032		1,155	1,021

American Funds Insurance Series	183

Capital World Bond Fund (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Euros (continued)
Romania 2.125% 2028	EUR	1,440	$1,246
Romania 1.75% 2030		2,560	1,919
Romania 3.624% 2030		3,660	3,144
Romania 2.00% 2032		1,605	1,152
Romania 2.00% 2033		2,900	1,978
Romania 3.75% 2034		1,440	1,138
Russian Federation 2.875% 2025		3,000	833
Russian Federation 2.875% 2025		1,500	417
Serbia (Republic of) 3.125% 2027		10,287	9,463
Serbia (Republic of) 1.00% 2028		420	322
Serbia (Republic of) 1.50% 2029		4,153	3,169
Spain (Kingdom of) 0.80% 2027		8,970	8,972
Spain (Kingdom of) 1.45% 2029		1,890	1,913
Spain (Kingdom of) 1.25% 2030		1,295	1,261
Spain (Kingdom of) 0.50% 2031		4,645	4,114
Spain (Kingdom of) 0.70% 2032		4,785	4,258
Spain (Kingdom of) 1.90% 2052		1,010	799
State Grid Overseas Investment, Ltd. 1.375% 2025		441	444
State Grid Overseas Investment, Ltd. 2.125% 2030		200	190
Stryker Corp. 0.25% 2024		480	480
Stryker Corp. 0.75% 2029		980	878
Stryker Corp. 1.00% 2031		450	379
TOTAL SA 1.75% junior subordinated perpetual bonds (5-year EUR-EURIBOR + 1.765% on 4/4/2024)[1]		2,000	1,973
Toyota Motor Credit Corp. 0.125% 2027		1,850	1,672
Tunisia (Republic of) 6.75% 2023		5,209	3,805
Tunisia (Republic of) 6.75% 2023		1,295	946
Ukraine 6.75% 2026		3,119	858
Ukraine 6.75% 2026		1,225	337
Ukraine 4.375% 2030		2,705	703
Volkswagen International Finance NV 4.375% junior subordinated perpetual bonds (9-year EUR Mid-Swap + 3.36% on 3/28/2031)[1]		1,300	1,099
			269,416

Japanese yen 8.50%
Export-Import Bank of India 0.59% 2022	JPY	400,000	2,947
Japan, Series 18, 0.10% 2024[3]		1,043,840	7,913
Japan, Series 19, 0.10% 2024[3]		455,063	3,460
Japan, Series 21, 0.10% 2026[3]		1,008,764	7,794
Japan, Series 346, 0.10% 2027		777,900	5,758
Japan, Series 356, 0.10% 2029		3,529,000	25,867
Japan, Series 24, 0.10% 2029[3]		364,593	2,837
Japan, Series 359, 0.10% 2030		973,150	7,102
Japan, Series 116, 2.20% 2030		576,100	4,890
Japan, Series 26, 0.005% 2031[3]		517,272	4,033
Japan, Series 362, 0.10% 2031		737,200	5,365
Japan, Series 363, 0.10% 2031		180,000	1,308
Japan, Series 145, 1.70% 2033		1,302,050	10,954
Japan, Series 152, 1.20% 2035		987,100	7,907
Japan, Series 21, 2.30% 2035		720,000	6,519
Japan, Series 179, 0.50% 2041		822,650	5,653
Japan, Series 37, 0.60% 2050		694,500	4,406
Japan, Series 73, 0.70% 2051		996,800	6,448
Japan, Series 70, 0.70% 2051		925,450	6,003
Philippines (Republic of) 0.001% 2024		900,000	6,578
United Mexican States 0.62% 2022		100,000	737
			134,479

184	American Funds Insurance Series

Capital World Bond Fund (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Chinese yuan renminbi 3.31%
Agricultural Development Bank of China 2.96% 2030	CNY	41,790	$6,187
China (People’s Republic of), Series 1910, 3.86% 2049		103,240	16,766
China (People’s Republic of), Series INBK, 3.39% 2050		31,040	4,648
China (People’s Republic of), Series INBK, 3.81% 2050		54,930	8,866
China (People’s Republic of), Series INBK, 3.53% 2051		48,570	7,524
China Development Bank Corp., Series 1814, 4.15% 2025		20,900	3,261
China Development Bank Corp., Series 1909, 3.50% 2026		10,400	1,592
China Development Bank Corp., Series 1904, 3.68% 2026		11,700	1,802
China Development Bank Corp., Series 2009, 3.39% 2027		11,130	1,700
			52,346

British pounds 3.17%
American Honda Finance Corp. 0.75% 2026	GBP	1,420	1,538
Asian Development Bank 1.125% 2025		1,240	1,456
France Télécom 5.375% 2050		300	427
KfW 1.125% 2025		1,165	1,367
Lloyds Banking Group PLC 7.625% 2025		655	858
Quebec (Province of) 2.25% 2026		1,870	2,239
United Kingdom 0.125% 2026		425	486
United Kingdom 4.25% 2027		1,120	1,519
United Kingdom 0.375% 2030		1,740	1,840
United Kingdom 4.75% 2030		8,230	12,063
United Kingdom 0.25% 2031		8,690	8,870
United Kingdom 4.25% 2032		3,010	4,309
United Kingdom 0.625% 2035		4,620	4,425
United Kingdom 0.875% 2046		6,030	5,093
United Kingdom 0.625% 2050		2,805	2,085
United Kingdom 1.25% 2051		1,480	1,315
United Kingdom 1.125% 2073		225	176
			50,066

Canadian dollars 2.41%
Canada 1.00% 2022	CAD	1,050	814
Canada 0.75% 2024		14,570	10,750
Canada 0.25% 2026		5,800	4,070
Canada 2.25% 2029		27,100	19,901
Canada 2.75% 2048		3,500	2,521
			38,056

Mexican pesos 2.28%
Petróleos Mexicanos 7.19% 2024	MXN	83,847	3,829
United Mexican States 4.50% 2025[3]		15,942	805
United Mexican States, Series M, 5.75% 2026		74,700	3,306
United Mexican States, Series M, 7.50% 2027		436,720	20,311
United Mexican States, Series M20, 8.50% 2029		140,400	6,783
United Mexican States, Series M30, 8.50% 2038		21,100	996
			36,030

Danish kroner 2.12%
Nordea Kredit 0.50% 2040[4]	DKK	18,021	2,079
Nykredit Realkredit AS, Series 01E, 0.50% 2040[4]		137,570	15,810
Nykredit Realkredit AS, Series 01E, 0.50% 2043[4]		134,285	15,302
Realkredit Danmark AS 1.00% 2053[4]		2,757	302
			33,493

Australian dollars 2.07%
Australia (Commonwealth of), Series 139, 3.25% 2025	AUD	10,810	7,488
Australia (Commonwealth of), Series 163, 1.00% 2031		31,664	17,284
Australia (Commonwealth of), Series 166, 3.00% 2033		12,355	7,968
			32,740

American Funds Insurance Series	185

Capital World Bond Fund (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Colombian pesos 1.00%
Colombia (Republic of), Series B, 5.75% 2027	COP	17,890,000	$3,414
Colombia (Republic of), Series UVR, 2.25% 2029[3]		36,689	2,342
Colombia (Republic of), Series B, 7.00% 2031		36,645,300	6,709
Colombia (Republic of), Series B, 7.25% 2050		21,884,200	3,343
			15,808

Indonesian rupiah 0.68%
Indonesia (Republic of), Series 84, 7.25% 2026	IDR	22,733,000	1,574
Indonesia (Republic of), Series 56, 8.375% 2026		6,725,000	488
Indonesia (Republic of), Series 59, 7.00% 2027		51,565,000	3,557
Indonesia (Republic of), Series 78, 8.25% 2029		27,003,000	1,930
Indonesia (Republic of), Series 82, 7.00% 2030		19,346,000	1,289
Indonesia (Republic of), Series 68, 8.375% 2034		27,353,000	1,956
			10,794

Malaysian ringgits 0.56%
Malaysia (Federation of), Series 0419, 3.828% 2034	MYR	4,026	847
Malaysia (Federation of), Series 0519, 3.757% 2040		40,283	7,964
			8,811

Brazilian reais 0.54%
Brazil (Federative Republic of) 6.00% 2022[3]	BRL	4,464	831
Brazil (Federative Republic of) 10.00% 2023		6,780	1,273
Brazil (Federative Republic of) 0% 2024		8,440	1,334
Brazil (Federative Republic of) 6.00% 2024[3]		13,639	2,558
Brazil (Federative Republic of) 10.00% 2025		14,300	2,577
			8,573

Chilean pesos 0.48%
Chile (Republic of) 4.00% 2023	CLP	2,300,000	2,421
Chile (Republic of) 5.80% 2024		1,270,000	1,342
Chile (Republic of) 1.50% 2026[3]		762,209	822
Chile (Republic of) 4.50% 2026		50,000	51
Chile (Republic of) 5.00% 2028		955,000	963
Chile (Republic of) 4.70% 2030		2,120,000	2,068
			7,667

South Korean won 0.47%
South Korea (Republic of), Series 2503, 1.50% 2025	KRW	5,183,670	3,779
South Korea (Republic of), Series 2712, 2.375% 2027		5,158,930	3,716
			7,495

Polish zloty 0.32%
Poland (Republic of), Series 0725, 3.25% 2025	PLN	21,220	4,213
Poland (Republic of), Series 1029, 2.75% 2029		4,900	840
			5,053

Russian rubles 0.31%
Russian Federation 7.00% 2023	RUB	430,300	704
Russian Federation 6.90% 2029[5]		403,750	661
Russian Federation 7.65% 2030[5]		712,330	1,166
Russian Federation 5.90% 2031[5]		79,600	130
Russian Federation 6.90% 2031		212,995	348
Russian Federation 8.50% 2031[5]		695,165	1,138
Russian Federation 7.70% 2033[5]		295,840	484
Russian Federation 7.25% 2034[5]		121,920	199
			4,830

186	American Funds Insurance Series

Capital World Bond Fund (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
South African rand 0.19%
South Africa (Republic of), Series R-2030, 8.00% 2030	ZAR	30,120	$1,609
South Africa (Republic of), Series R-2048, 8.75% 2048		30,850	1,464
			3,073

Peruvian nuevos soles 0.09%
Peru (Republic of) 6.15% 2032	PEN	5,980	1,382

Indian rupees 0.07%
India (Republic of) 5.15% 2025	INR	96,010	1,148

Hungarian forints 0.07%
Hungary (Republic of), Series C, 1.00% 2025	HUF	495,300	1,032

Romanian leu 0.06%
Romania 4.75% 2025	RON	5,000	962

Ukrainian hryvnia 0.04%
Ukraine 16.06% 2022	UAH	86,536	634

Norwegian kroner 0.04%
Norway (Kingdom of) 2.125% 2032	NOK	6,615	620

U.S. dollars 50.21%
7-Eleven, Inc. 0.95% 2026[2]	USD	520	460
7-Eleven, Inc. 1.30% 2028[2]		2,180	1,815
7-Eleven, Inc. 1.80% 2031[2]		2,015	1,575
AbbVie, Inc. 2.90% 2022		1,170	1,170
AbbVie, Inc. 3.20% 2022		200	200
ACE INA Holdings, Inc. 2.875% 2022		195	195
ACE INA Holdings, Inc. 3.35% 2026		195	191
ACE INA Holdings, Inc. 4.35% 2045		425	402
Advisor Group Holdings, LLC 6.25% 2028[2]		365	319
AerCap Ireland Capital, Ltd. / AerCap Global Aviation Trust 2.45% 2026		2,102	1,832
Aeropuerto International de Tocume SA 5.125% 2061[2]		660	524
Aetna, Inc. 2.80% 2023		340	336
AG Merger Sub II, Inc. 10.75% 2027[2]		276	273
Alabama Power Co. 3.00% 2052		980	721
Albertsons Companies, Inc. 4.625% 2027[2]		125	112
Albertsons Companies, Inc. 3.50% 2029[2]		140	114
Alcoa Nederland Holding BV 4.125% 2029[2]		75	67
Allegheny Technologies, Inc. 4.875% 2029		60	48
Allegheny Technologies, Inc. 5.125% 2031		45	35
Alliant Holdings Intermediate, LLC 6.75% 2027[2]		315	280
Alliant Holdings Intermediate, LLC / Alliant Holdings 5.875% 2029[2]		65	54
Allied Universal Holdco, LLC 9.75% 2027[2]		175	149
Allied Universal Holdco, LLC 6.00% 2029[2]		300	219
Almonde, Inc., Term Loan, (3-month USD-LIBOR + 7.25%) 8.489% 2025[6,7]		650	563
Altria Group, Inc. 5.95% 2049		131	115
Amazon.com, Inc. 1.50% 2030		2,040	1,697
American Campus Communities, Inc. 3.75% 2023		1,810	1,812
American Campus Communities, Inc. 4.125% 2024		1,195	1,202
American Electric Power Company, Inc. 1.00% 2025		250	225
American Express Co. 3.375% 2024		4,202	4,176
AmeriGas Partners LP 5.875% 2026		15	14
AmeriGas Partners LP 5.75% 2027		25	23

American Funds Insurance Series	187

Capital World Bond Fund (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
U.S. dollars (continued)
Amgen, Inc. 2.20% 2027	USD	445	$409
AmWINS Group, Inc. 4.875% 2029[2]		30	25
Anglo American Capital PLC 2.25% 2028[2]		454	392
Anglo American Capital PLC 3.95% 2050[2]		521	400
Angola (Republic of) 9.50% 2025		3,580	3,295
Ardagh Group SA 6.50% Cash 2027[2,8]		210	156
Aretec Escrow Issuer, Inc. 7.50% 2029[2]		225	192
Argentine Republic 0.50% 2030 (0.75% on 7/9/2023)[1]		1,921	456
Argentine Republic 1.125% 2035 (1.50% on 7/9/2022)[1]		3,025	655
Arthur J. Gallagher & Co. 3.50% 2051		34	26
Asbury Automotive Group, Inc. 4.625% 2029[2]		25	21
Asbury Automotive Group, Inc. 5.00% 2032[2]		30	25
Ascensus, Inc., Term Loan, (3-month USD-LIBOR + 6.50%) 7.50% 2029[6,7]		120	111
Ascent Resources - Utica, LLC 8.25% 2028[2]		175	167
Ascent Resources - Utica, LLC 5.875% 2029[2]		55	48
AssuredPartners, Inc. 7.00% 2025[2]		155	146
AssuredPartners, Inc. 5.625% 2029[2]		205	164
AstraZeneca PLC 3.50% 2023		2,700	2,709
AT&T, Inc. 3.50% 2053		2,070	1,573
Atkore, Inc. 4.25% 2031[2]		25	21
Atlantic Aviation FBO, Inc., Term Loan, (3-month USD-LIBOR + 3.00%) 4.06% 2028[6,7]		150	142
Avantor Funding, Inc. 4.625% 2028[2]		65	60
Avantor Funding, Inc. 3.875% 2029[2]		90	79
Bank of America Corp. 1.53% 2025 (USD-SOFR + 0.65% on 12/6/2024)[1]		6,260	5,832
Bank of America Corp. 2.456% 2025 (3-month USD-LIBOR + 0.87% on 10/22/2024)[1]		847	808
Bank of America Corp. 1.734% 2027 (USD-SOFR + 0.96% on 7/22/2026)[1]		3,745	3,335
Bank of America Corp. 2.299% 2032 (USD-SOFR + 1.22% on 7/21/2031)[1]		4,780	3,867
Bank of Nova Scotia 2.45% 2032		2,100	1,747
Bausch Health Companies, Inc. 5.75% 2027[2]		140	116
Bayer AG 3.375% 2024[2]		840	821
Bayer US Finance II, LLC 4.25% 2025[2]		203	201
Bayerische Motoren Werke AG 3.90% 2025[2]		900	898
Bayerische Motoren Werke AG 4.15% 2030[2]		900	883
Beasley Mezzanine Holdings, LLC 8.625% 2026[2]		30	23
Belarus (Republic of) 6.875% 2023		4,955	941
Belarus (Republic of) 7.625% 2027		2,100	347
Berkshire Hathaway Energy Company 2.85% 2051		300	213
Blue Racer Midstream, LLC and Blue Racer Finance Corp. 7.625% 2025[2]		65	62
BMC Software, Inc., Term Loan, (3-month USD-LIBOR + 5.50%) 6.128% 2026[6,7]		25	23
BNP Paribas 2.159% 2029 (USD-SOFR + 1.218% on 9/15/2028)[1,2]		700	586
BNP Paribas 2.871% 2032 (USD-SOFR + 1.387% on 4/19/2031)[1,2]		1,275	1,055
Boeing Company 5.15% 2030		4,000	3,843
Bombardier, Inc. 7.125% 2026[2]		85	70
Bombardier, Inc. 6.00% 2028[2]		90	68
Bombardier, Inc. 7.45% 2034[2]		125	94
Bonanza Creek Energy, Inc. 5.00% 2026[2]		30	27
Booz Allen Hamilton, Inc. 3.875% 2028[2]		63	56
Booz Allen Hamilton, Inc. 4.00% 2029[2]		27	24
Boyd Gaming Corp. 4.75% 2027		120	109
Boyne USA, Inc. 4.75% 2029[2]		47	41
Brandywine Operating Partnership LP 3.95% 2023		190	190
Braskem Netherlands Finance BV 4.50% 2030[2]		745	637
British American Tobacco PLC 2.789% 2024		1,150	1,114
British American Tobacco PLC 3.215% 2026		955	893
British American Tobacco PLC 3.557% 2027		1,545	1,415
British American Tobacco PLC 3.462% 2029		1,150	987
British American Tobacco PLC 4.54% 2047		61	45
British American Tobacco PLC 4.758% 2049		833	630
Broadcom, Inc. 3.15% 2025		212	204
Broadcom, Inc. 4.00% 2029[2]		501	465
Broadcom, Inc. 4.15% 2030		1,450	1,330
Broadcom, Inc. 3.419% 2033[2]		698	578

188	American Funds Insurance Series

Capital World Bond Fund (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
U.S. dollars (continued)
Broadcom, Inc. 3.469% 2034[2]	USD	48	$39
Broadcom, Inc. 3.75% 2051[2]		926	688
BWX Technologies, Inc. 4.125% 2028[2]		15	13
BWX Technologies, Inc. 4.125% 2029[2]		195	171
Caesars Entertainment, Inc. 6.25% 2025[2]		35	34
Caesars Entertainment, Inc. 4.625% 2029[2]		15	12
California Resources Corp. 7.125% 2026[2]		65	64
Callon Petroleum Co. 7.50% 2030[2]		30	28
Canadian Pacific Railway, Ltd. 2.45% 2031		798	684
Canadian Pacific Railway, Ltd. 3.10% 2051		1,378	1,017
Can-Pack SA / Canpack US, LLC 3.875% 2029[2]		90	70
Carnival Corp. 6.00% 2029[2]		100	71
CCO Holdings, LLC and CCO Holdings Capital Corp. 3.75% 2028		2,650	2,450
CCO Holdings, LLC and CCO Holdings Capital Corp. 4.50% 2030[2]		340	283
CCO Holdings, LLC and CCO Holdings Capital Corp. 4.75% 2030[2]		135	116
CCO Holdings, LLC and CCO Holdings Capital Corp. 4.25% 2031[2]		155	127
CCO Holdings, LLC and CCO Holdings Capital Corp. 4.50% 2033[2]		162	128
CCO Holdings, LLC and CCO Holdings Capital Corp. 4.25% 2034[2]		90	70
CDI Escrow Issuer, Inc. 5.75% 2030[2]		70	64
CDK Global, Inc. 7.25% 2029[2]		75	72
CEC Entertainment, Inc. 6.75% 2026[2]		50	44
Cedar Fair LP / Canadas Wonderland Co. / Magnum Management Corp. / Millennium Operations, LLC 5.50% 2025[2]		75	73
Centene Corp. 2.45% 2028		40	33
Centene Corp. 4.625% 2029		325	304
Centene Corp. 2.50% 2031		155	124
Centerfield Media Parent, Inc. 6.625% 2026[2]		113	91
Central Garden & Pet Co. 4.125% 2030		74	61
Central Garden & Pet Co. 4.125% 2031[2]		110	88
Charles River Laboratories International, Inc. 4.25% 2028[2]		55	49
Charles River Laboratories International, Inc. 4.00% 2031[2]		90	77
Cheniere Energy Partners LP 4.50% 2029		160	143
Cheniere Energy Partners LP 4.00% 2031		75	64
Cheniere Energy Partners LP 3.25% 2032[2]		56	44
Cheniere Energy, Inc. 4.625% 2028		40	36
Chesapeake Energy Corp. 4.875% 2022[5]		915	18
Chesapeake Energy Corp. 5.50% 2026[2]		40	38
Chesapeake Energy Corp. 5.875% 2029[2]		55	52
Chesapeake Energy Corp. 6.75% 2029[2]		30	29
China Construction Bank Corp. (Hong Kong Branch) 1.00% 2023		6,000	5,858
Cigna Corp. 2.375% 2031		375	317
Citigroup, Inc. 0.981% 2025 (USD-SOFR + 0.669% on 5/1/2024)[1]		808	758
Citigroup, Inc. 2.014% 2026 (USD-SOFR + 0.694% on 1/25/2025)[1]		421	395
Citigroup, Inc. 3.106% 2026 (USD-SOFR + 2.842% on 3/8/2026)[1]		4,500	4,325
Clarivate Science Holdings Corp. 3.875% 2028[2]		65	54
CMS Energy Corp. 3.875% 2024		100	100
CMS Energy Corp. 3.00% 2026		1,200	1,151
CNX Resources Corp. 7.25% 2027[2]		175	172
CNX Resources Corp. 6.00% 2029[2]		115	108
Coinbase Global, Inc. 3.375% 2028[2]		100	63
Coinbase Global, Inc. 3.625% 2031[2]		85	48
Colombia (Republic of) 3.875% 2027		350	310
Commonwealth Bank of Australia 2.688% 2031[2]		4,650	3,789
Compass Diversified Holdings 5.25% 2029[2]		232	192
Compass Diversified Holdings 5.00% 2032[2]		65	50
Comstock Resources, Inc. 6.75% 2029[2]		110	99
Comstock Resources, Inc. 5.875% 2030[2]		65	56
Constellation Oil Services Holding SA 4.00% PIK or 3.00% Cash 2026[8]		1,084	905
Constellium SE 3.75% 2029[2]		125	99
Consumers Energy Co. 3.375% 2023		345	346
Corebridge Financial, Inc. 3.90% 2032[2]		748	672
CoreLogic, Inc. 4.50% 2028[2]		239	184

American Funds Insurance Series	189

Capital World Bond Fund (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
U.S. dollars (continued)
CoreLogic, Inc., Term Loan, (3-month USD-LIBOR + 6.50%) 8.188% 2029[6,7]	USD	65	$48
Corporate Office Properties LP 2.75% 2031		1,212	981
Covanta Holding Corp. 5.00% 2030		10	8
Covert Mergeco, Inc. 4.875% 2029[2]		25	20
CQP Holdco LP / BIP-V Chinook Holdco, LLC 5.50% 2031[2]		400	342
Crédit Agricole SA 4.375% 2025[2]		1,100	1,083
Crédit Agricole SA 1.907% 2026 (USD-SOFR + 1.676% on 6/16/2025)[1,2]		2,675	2,464
Credit Suisse Group AG 2.95% 2025		875	839
Credit Suisse Group AG 3.091% 2032 (USD-SOFR + 1.73% on 5/14/2031)[1,2]		1,000	797
Crestwood Midstream Partners LP 6.00% 2029[2]		85	74
Crown Castle International Corp. 2.50% 2031		767	628
CSX Corp. 3.80% 2050		75	63
CVR Partners LP 6.125% 2028[2]		100	90
Daimler Trucks Finance North America, LLC 3.65% 2027[2]		725	695
Dana, Inc. 4.25% 2030		20	16
Danske Bank AS 3.875% 2023[2]		1,675	1,669
Darling Ingredients, Inc. 6.00% 2030[2]		80	80
Dave & Buster’s, Inc. 7.625% 2025[2]		35	35
DaVita, Inc. 4.625% 2030[2]		65	51
Deluxe Corp. 8.00% 2029[2]		20	16
Deutsche Bank AG 2.129% 2026 (USD-SOFR + 1.87% on 11/24/2025)[1]		850	756
Deutsche Telekom International Finance BV 9.25% 2032		930	1,237
Development Bank of Mongolia, LLC 7.25% 2023		1,980	1,916
Diamond Foreign Asset Co. / Diamond Finance, LLC 9.00% Cash 2027[2,7,8]		25	25
Diamond Foreign Asset Co. / Diamond Finance, LLC 9.00% Cash 2027[7,8]		22	22
Diamond Sports Group, LLC 6.625% 2027[2]		310	39
Diebold Nixdorf AG, Term Loan B, (3-month USD-LIBOR + 2.75%) 4.00% 2023[6,7]		106	90
Diebold Nixdorf, Inc. 9.375% 2025[2]		300	210
Digital Currency Group, Inc., Term Loan, (3-month USD-LIBOR + 7.00%) 8.00% 2026[6,7,9,10]		19	17
Digital Currency Group, Inc., Term Loan, 8.75% 2026[6,9,10]		26	22
DIRECTV Financing, LLC, Term Loan, (3-month USD-LIBOR + 5.00%) 6.666% 2027[6,7]		107	99
DIRECTV Holdings, LLC and DIRECTV Financing Co., Inc. 5.875% 2027[2]		165	141
Discovery Communications, Inc. 3.625% 2030		468	417
DISH DBS Corp. 5.25% 2026[2]		15	12
Dominican Republic 5.50% 2025[2]		1,375	1,368
Dominican Republic 8.625% 2027[2]		225	234
Dominican Republic 5.50% 2029[2]		350	306
Dominican Republic 6.40% 2049[2]		813	609
Duke Energy Corp. 3.75% 2024		550	550
Duke Energy Progress, LLC 2.00% 2031		2,360	1,957
Dun & Bradstreet Corp. 5.00% 2029[2]		42	36
Edison International 5.75% 2027		370	376
Edison International 4.125% 2028		2,390	2,231
Edison International 5.00% junior subordinated perpetual bonds (5-year UST Yield Curve Rate T Note Constant Maturity + 3.901% on 3/15/2027)[1]		100	80
Electricité de France SA 4.875% 2038[2]		795	705
Empresas Publicas de Medellin ESP 4.25% 2029[2]		1,030	806
Enbridge, Inc. 4.00% 2023		600	603
Endo Luxembourg Finance Co. I SARL / Endo U.S., Inc. 6.125% 2029[2]		205	155
Enel Finance International SA 1.375% 2026[2]		1,248	1,097
Enel Finance International SA 1.875% 2028[2]		1,227	1,030
Energy Transfer Operating LP 5.00% 2050		2,018	1,720
Entegris Escrow Corp. 4.75% 2029[2]		45	42
Entergy Corp. 0.90% 2025		750	676
EQM Midstream Partners, LP 6.50% 2027[2]		170	158
EQM Midstream Partners, LP 7.50% 2027[2]		26	25
EQM Midstream Partners, LP 7.50% 2030[2]		50	48
EQM Midstream Partners, LP 6.50% 2048		40	31
EQT Corp. 7.50% 2030[1]		40	43
Equinix, Inc. 1.80% 2027		1,145	995
Equinix, Inc. 2.15% 2030		9,390	7,605

190	American Funds Insurance Series

Capital World Bond Fund (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
U.S. dollars (continued)
Ethiopia (Federal Democratic Republic of) 6.625% 2024	USD	5,750	$3,291
Export-Import Bank of India 3.25% 2030		3,489	3,038
Fair Isaac Corp. 4.00% 2028[2]		140	124
Fannie Mae, Series 2012-M17, Class A2, Multi Family, 2.184% 2022[4]		523	522
Fannie Mae Pool #MA2754 3.00% 2026[4]		75	74
Fannie Mae Pool #AP7888 3.50% 2042[4]		367	360
Fannie Mae Pool #AQ0770 3.50% 2042[4]		136	133
Fannie Mae Pool #AO4151 3.50% 2042[4]		120	118
Fertitta Entertainment, Inc. 4.625% 2029[2]		25	21
Fertitta Entertainment, Inc. 6.75% 2030[2]		25	19
First Quantum Minerals, Ltd. 6.875% 2026[2]		325	300
First Quantum Minerals, Ltd. 6.875% 2027[2]		240	215
First Student Bidco, Inc. / First Transit Parent, Inc. 4.00% 2029[2]		85	68
FirstEnergy Corp., Series B, 4.40% 2027[1]		1,800	1,701
FirstEnergy Transmission, LLC 2.866% 2028[2]		2,325	1,969
Florida Power & Light Company 2.875% 2051		1,465	1,093
FMG Resources 4.375% 2031[2]		175	143
Ford Motor Co. 3.25% 2032		20	15
Ford Motor Credit Company, LLC 3.81% 2024		290	282
Ford Motor Credit Company, LLC 2.90% 2028		200	161
Ford Motor Credit Company, LLC 4.00% 2030		125	102
Freddie Mac Pool #ZS8588 3.00% 2030[4]		53	53
Fresnillo PLC 4.25% 2050[2]		973	716
Front Range BidCo, Inc. 6.125% 2028[2]		160	116
Frontier Communications Corp. 5.875% 2027[2]		100	90
Frontier Communications Corp. 5.00% 2028[2]		65	55
Frontier Communications Holdings, LLC 5.875% 2029		250	193
FS Energy and Power Fund 7.50% 2023[2]		170	171
FXI Holdings, Inc. 7.875% 2024[2]		140	122
FXI Holdings, Inc. 12.25% 2026[2]		497	443
General Motors Financial Co. 1.05% 2024		725	688
Genesis Energy, LP 8.00% 2027		150	133
GeoPark, Ltd. 6.50% 2024		533	541
Georgia (Republic of) 2.75% 2026[2]		400	332
Global Payments, Inc. 2.90% 2030		395	334
Gol Finance SA 8.00% 2026[2]		70	47
Goldman Sachs Group, Inc. 2.905% 2023 (3-month USD-LIBOR + 0.99% on 7/24/2022)[1]		1,200	1,200
Goldman Sachs Group, Inc. 1.542% 2027 (USD-SOFR + 0.818% on 9/10/2026)[1]		1,080	949
Goldman Sachs Group, Inc. 2.383% 2032 (USD-SOFR + 1.248% on 7/21/2031)[1]		726	588
Goldman Sachs Group, Inc. 2.615% 2032 (USD-SOFR + 1.281% on 4/22/2031)[1]		2,510	2,086
Government National Mortgage Assn. 3.50% 2052[4,11]		7,440	7,221
GPC Merger Sub, Inc. 7.125% 2028[2]		55	44
Gray Escrow II, Inc. 5.375% 2031[2]		30	24
Group 1 Automotive, Inc. 4.00% 2028[2]		145	121
Groupe BPCE SA 5.15% 2024[2]		1,800	1,801
Grupo Energia Bogota SA ESP 4.875% 2030[2]		660	579
Hanesbrands, Inc. 4.875% 2026[2]		100	93
Harsco Corp. 5.75% 2027[2]		200	160
Harvest Midstream I, LP 7.50% 2028[2]		25	24
HCA, Inc. 5.625% 2028		120	118
Hess Midstream Operations LP 5.50% 2030[2]		30	27
Hexion, Inc., Term Loan, (3-month USD CME Term SOFR + 4.50%) 5.924% 2029[6,7]		40	36
Hightower Holding, LLC 6.75% 2029[2]		235	177
Hilcorp Energy I, LP 6.00% 2030[2]		16	14
Hilcorp Energy I, LP 6.00% 2031[2]		125	108
Hilcorp Energy I, LP 6.25% 2032[2]		15	13
Hilton Worldwide Holdings, Inc. 4.875% 2030		25	23
Hilton Worldwide Holdings, Inc. 4.00% 2031[2]		55	46
Holly Energy Partners LP / Holly Energy Finance Corp. 6.375% 2027[2]		10	9
Holly Energy Partners LP / Holly Energy Finance Corp. 5.00% 2028[2]		12	10
Honduras (Republic of) 6.25% 2027		2,083	1,638

American Funds Insurance Series	191

Capital World Bond Fund (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
U.S. dollars (continued)
Honduras (Republic of) 5.625% 2030	USD	958	$650
Howard Hughes Corp. 5.375% 2028[2]		315	264
Howard Hughes Corp. 4.125% 2029[2]		195	151
Howard Hughes Corp. 4.375% 2031[2]		120	89
Howard Midstream Energy Partners, LLC 6.75% 2027[2]		60	52
HSBC Holdings PLC 3.033% 2023 (3-month USD-LIBOR + 0.923% on 11/12/2022)[1]		430	428
HSBC Holdings PLC 2.633% 2025 (3-month USD-LIBOR + 1.14% on 11/7/2024)[1]		305	291
HSBC Holdings PLC 4.292% 2026 (3-month USD-LIBOR + 1.348% on 9/12/2025)[1]		4,172	4,082
HSBC Holdings PLC 2.357% 2031 (USD-SOFR + 1.947% on 8/18/2030)[1]		1,032	837
Huarong Finance 2019 Co., Ltd. (3-month USD-LIBOR + 1.125%) 2.631% 2023[7]		3,326	3,251
Huarong Finance 2019 Co., Ltd. (3-month USD-LIBOR + 1.25%) 2.756% 2025[7]		363	341
Huarong Finance II Co., Ltd. 5.00% 2025		1,007	953
Huarong Finance II Co., Ltd. 5.50% 2025		880	855
HUB International, Ltd. 7.00% 2026[2]		230	217
Hungary (Republic of) 2.125% 2031[2]		2,910	2,256
Hungary (Republic of) 3.125% 2051[2]		1,255	832
Hyundai Capital America 3.25% 2022[2]		250	250
Hyundai Capital America 0.875% 2024[2]		1,200	1,123
Hyundai Capital America 1.50% 2026[2]		2,375	2,105
Hyundai Capital America 1.65% 2026[2]		1,800	1,589
Hyundai Capital America 2.00% 2028[2]		600	505
Hyundai Capital Services, Inc. 3.75% 2023[2]		2,450	2,448
Imperial Tobacco Finance PLC 3.50% 2023[2]		2,000	1,989
Ingles Markets, Inc. 4.00% 2031[2]		140	121
Intercontinental Exchange, Inc. 4.00% 2027		1,810	1,783
Intesa Sanpaolo SpA 5.017% 2024[2]		3,270	3,123
Iraq (Republic of) 6.752% 2023[2]		545	533
Iron Mountain Information Management Services, Inc. 5.00% 2032[2]		55	45
Iron Mountain, Inc. 5.25% 2030[2]		155	135
Israel (State of) 3.375% 2050		1,470	1,192
Israel (State of) 3.875% 2050		795	701
Jacobs Entertainment, Inc. 6.75% 2029[2]		25	21
JPMorgan Chase & Co. 1.045% 2026 (USD-SOFR + 0.80% on 11/19/2025)[1]		6,710	5,975
JPMorgan Chase & Co. 2.963% 2033 (USD-SOFR + 1.26% on 1/25/2032)[1]		125	107
Kantar Group, LLC, Term Loan B2, (3-month USD-LIBOR + 4.50%) 6.75% 2026[6,7]		64	60
KB Home 6.875% 2027		50	48
Keb Hana Bank 3.25% 2027[2]		1,370	1,318
Kennedy-Wilson Holdings, Inc. 4.75% 2029		110	89
Kennedy-Wilson Holdings, Inc. 4.75% 2030		85	67
Kennedy-Wilson Holdings, Inc. 5.00% 2031		10	8
Kimberly-Clark Corp. 3.10% 2030		110	103
Kinder Morgan, Inc. 3.60% 2051		1,500	1,108
Kinetik Holdings LP 5.875% 2030[2]		60	57
Kronos Acquisition Holdings, Inc. 5.00% 2026[2]		85	73
Kronos Acquisition Holdings, Inc. 7.00% 2027[2]		140	105
Labl Escrow Issuer, LLC 10.50% 2027[2]		45	39
Labl, Inc. 8.25% 2029[2]		170	129
Lamb Weston Holdings, Inc. 4.875% 2028[2]		65	61
Lamb Weston Holdings, Inc. 4.125% 2030[2]		110	96
Lamb Weston Holdings, Inc. 4.375% 2032[2]		15	13
Las Vegas Sands Corp. 3.20% 2024		25	24
LCM Investments Holdings II, LLC 4.875% 2029[2]		39	30
Ligado Networks, LLC 15.50% PIK 2023[2,8]		245	134
Lima Metro Line 2 Finance, Ltd. 5.875% 2034		472	467
Lima Metro Line 2 Finance, Ltd. 5.875% 2034[2]		289	285
Limited Brands, Inc. 6.625% 2030[2]		70	61
Limited Brands, Inc. 6.875% 2035		40	33
Lindblad Expeditions, LLC 6.75% 2027[2]		5	4
Lloyds Banking Group PLC 1.627% 2027 (1-year UST Yield Curve Rate T Note Constant Maturity + 0.85% on 5/11/2026)[1]		7,000	6,230
LPL Holdings, Inc. 4.625% 2027[2]		220	206
LPL Holdings, Inc. 4.375% 2031[2]		85	73

192	American Funds Insurance Series

Capital World Bond Fund (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
U.S. dollars (continued)
LSB Industries, Inc. 6.25% 2028[2]	USD	95	$84
LSC Communications, Inc. 8.75% 2023[2,5,9,10]		430	4
LSF9 Atlantis Holdings, LLC / Victra Finance Corp. 7.75% 2026[2]		60	51
Magallanes, Inc. 4.279% 2032[2]		917	820
Magallanes, Inc. 5.05% 2042[2]		1,928	1,643
Mallinckrodt PLC 10.00% 2025[2]		720	695
Masco Corp. 1.50% 2028		791	664
Mastercard, Inc. 2.00% 2031		600	506
Meituan Dianping 2.125% 2025		1,730	1,560
Meituan Dianping 3.05% 2030[2]		3,095	2,306
Mercer International, Inc. 5.125% 2029		105	90
Methanex Corp. 5.125% 2027		55	49
Mexico City Airport Trust 5.50% 2047		432	298
Midas OpCo Holdings, LLC 5.625% 2029[2]		120	97
Mineral Resources, Ltd. 8.00% 2027[2]		40	39
Mineral Resources, Ltd. 8.50% 2030[2]		25	25
MISC Capital Two (Labuan), Ltd. 3.75% 2027[2]		3,236	3,043
Mohegan Gaming & Entertainment 8.00% 2026[2]		135	115
Molina Healthcare, Inc. 3.875% 2030[2]		75	64
MoneyGram International, Inc. 5.375% 2026[2]		50	48
Morgan Stanley 1.593% 2027 (USD-SOFR + 0.879% on 5/4/2026)[1]		2,164	1,925
Morgan Stanley 1.928% 2032 (USD-SOFR + 1.02% on 4/28/2031)[1]		1,396	1,108
Mozart Debt Merger Sub, Inc. 5.25% 2029[2]		155	128
MPLX LP 2.65% 2030		837	699
MPLX LP 5.50% 2049		1,900	1,767
MSCI, Inc. 3.625% 2031[2]		150	124
MSCI, Inc. 3.875% 2031[2]		215	184
Murphy Oil USA, Inc. 4.75% 2029		48	43
Nabors Industries, Inc. 7.375% 2027[2]		55	52
National Financial Partners Corp. 6.875% 2028[2]		145	120
Nationstar Mortgage Holdings, Inc. 5.125% 2030[2]		135	101
Navient Corp. 5.00% 2027		45	37
Navient Corp. 4.875% 2028		145	114
NCL Corp., Ltd. 5.875% 2027[2]		80	69
NCR Corp. 5.00% 2028[2]		50	42
NCR Corp. 5.125% 2029[2]		175	148
Neiman Marcus Group, LLC 7.125% 2026[2]		190	176
Nestlé Holdings, Inc. 1.50% 2028[2]		4,330	3,797
Netflix, Inc. 4.875% 2028		45	42
Netflix, Inc. 4.875% 2030[2]		225	206
New Fortress Energy, Inc. 6.75% 2025[2]		50	47
New Fortress Energy, Inc. 6.50% 2026[2]		460	417
New York Life Global Funding 1.20% 2030[2]		2,725	2,151
Newcrest Finance Pty, Ltd. 3.25% 2030[2]		909	804
Newell Brands, Inc. 5.625% 2036[1]		80	69
Newell Rubbermaid, Inc. 4.70% 2026		80	76
News Corp. 5.125% 2032[2]		25	22
Nexstar Broadcasting, Inc. 4.75% 2028[2]		95	82
Nexstar Escrow Corp. 5.625% 2027[2]		115	105
NGL Energy Operating, LLC 7.50% 2026[2]		200	181
NGL Energy Partners LP 7.50% 2023		200	181
Niagara Mohawk Power Corp. 3.508% 2024[2]		180	177
Nielsen Finance, LLC and Nielsen Finance Co. 5.625% 2028[2]		180	168
Nielsen Finance, LLC and Nielsen Finance Co. 4.75% 2031[2]		50	45
Northern Oil and Gas, Inc. 8.125% 2028[2]		190	179
NorthRiver Midstream Finance LP 5.625% 2026[2]		105	95
Nova Chemicals Corp. 5.25% 2027[2]		20	17
Novelis Corp. 3.25% 2026[2]		15	13
Novelis Corp. 4.75% 2030[2]		115	96
Novelis Corp. 3.875% 2031[2]		20	15
NuStar Logistics, LP 5.625% 2027		80	72
Oasis Midstream Partners LP / OMP Finance Corp. 8.00% 2029[2]		100	93

American Funds Insurance Series	193

Capital World Bond Fund (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
U.S. dollars (continued)
Oasis Petroleum, Inc. 6.375% 2026[2]	USD	35	$32
Occidental Petroleum Corp. 5.875% 2025		200	200
Occidental Petroleum Corp. 6.375% 2028		194	197
Occidental Petroleum Corp. 6.125% 2031		35	36
State of Ohio, Turnpike and Infrastructure Commission, Turnpike Rev. Ref. Bonds (Infrastructure Projects), Series 2020-A, 3.216% 2048		1,410	1,103
Oleoducto Central SA 4.00% 2027[2]		2,535	2,119
Oleoducto Central SA 4.00% 2027		630	527
ONEOK, Inc. 5.20% 2048		858	763
Open Text Corp. 3.875% 2028[2]		25	22
Option Care Health, Inc. 4.375% 2029[2]		25	21
Oracle Corp. 2.65% 2026		2,327	2,149
Oracle Corp. 3.25% 2027		1,880	1,736
Oracle Corp. 3.60% 2050		980	683
Oracle Corp. 3.95% 2051		22	16
Orange SA 9.00% 2031[1]		2,434	3,144
Owens & Minor, Inc. 6.625% 2030[2]		20	18
Oxford Finance, LLC / Oxford Finance Co-Issuer II, Inc. 6.375% 2027[2]		30	29
Pacific Gas and Electric Co. 2.10% 2027		9,935	8,337
Pacific Gas and Electric Co. 4.65% 2028		542	503
Pacific Gas and Electric Co. 3.30% 2040		6,850	4,733
Pacific Gas and Electric Co. 3.50% 2050		931	624
Pakistan (Islamic Republic of) 5.625% 2022		6,900	6,486
Panama (Republic of) 3.75% 2026[2]		465	452
Panther BF Aggregator 2, LP 6.25% 2026[2]		44	42
Panther BF Aggregator 2, LP 8.50% 2027[2]		85	82
Park Intermediate Holdings, LLC 4.875% 2029[2]		65	56
Parkland Corp. 4.625% 2030[2]		40	33
Party City Holdings, Inc. 8.75% 2026[2]		5	3
Peru (Republic of) 2.392% 2026		500	465
Petróleos Mexicanos 4.625% 2023		1,200	1,176
Petróleos Mexicanos 6.875% 2025		660	619
Petróleos Mexicanos 6.875% 2026		1,480	1,336
Petróleos Mexicanos 6.50% 2027		1,493	1,299
Petróleos Mexicanos 6.84% 2030		681	538
Petróleos Mexicanos 5.95% 2031		2,361	1,734
Petróleos Mexicanos 6.70% 2032		779	596
Petróleos Mexicanos 6.75% 2047		122	76
Petróleos Mexicanos 7.69% 2050		55	37
Petróleos Mexicanos 6.95% 2060		201	124
PG&E Corp. 5.00% 2028		15	13
PG&E Corp. 5.25% 2030		125	103
PGT Innovations, Inc. 4.375% 2029[2]		5	4
Philip Morris International, Inc. 2.10% 2030		634	520
Pilgrim’s Pride Corp. 5.875% 2027[2]		25	24
Post Holdings, Inc. 5.625% 2028[2]		25	24
Post Holdings, Inc. 4.625% 2030[2]		444	375
Power Financial Corp., Ltd. 3.35% 2031		1,870	1,554
Procter & Gamble Company 3.00% 2030		338	319
PT Indonesia Asahan Aluminium Tbk 5.71% 2023		960	974
PT Indonesia Asahan Aluminium Tbk 5.45% 2030[2]		500	470
Qatar Petroleum 3.125% 2041[2]		2,895	2,278
Radiology Partners, Inc. 9.25% 2028[2]		190	143
Range Resources Corp. 8.25% 2029		50	51
Range Resources Corp. 4.75% 2030[2]		65	58
Raptor Acquisition Corp. 4.875% 2026[2]		180	158
Real Hero Merger Sub 2, Inc. 6.25% 2029[2]		25	19
Realogy Corp. 5.75% 2029[2]		135	103
Realogy Corp. 5.25% 2030[2]		130	97
Reynolds American, Inc. 4.45% 2025		2,115	2,105
RLJ Lodging Trust, LP 4.00% 2029[2]		25	21
Rockcliff Energy II, LLC 5.50% 2029[2]		25	23

194	American Funds Insurance Series

Capital World Bond Fund (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
U.S. dollars (continued)
Roller Bearing Company of America, Inc. 4.375% 2029[2]	USD	20	$17
Royal Caribbean Cruises, Ltd. 11.50% 2025[2]		57	59
Royal Caribbean Cruises, Ltd. 5.375% 2027[2]		40	29
RP Escrow Issuer, LLC 5.25% 2025[2]		95	82
Russian Federation 4.25% 2027[5]		1,400	385
Ryan Specialty Group, LLC 4.375% 2030[2]		45	39
Sally Holdings, LLC and Sally Capital, Inc. 5.625% 2025		33	31
Santander Holdings USA, Inc. 3.244% 2026		3,750	3,520
Scentre Group 3.50% 2025[2]		210	204
Scentre Group 3.75% 2027[2]		110	106
Scientific Games Corp. 7.00% 2028[2]		40	38
Scientific Games Corp. 7.25% 2029[2]		75	70
Scientific Games Holdings LP 6.625% 2030[2]		46	39
SCIH Salt Holdings, Inc. 4.875% 2028[2]		115	96
Scotts Miracle-Gro Co. 4.50% 2029		90	74
Scotts Miracle-Gro Co. 4.375% 2032		55	42
Sealed Air Corp. 5.00% 2029[2]		40	37
ServiceNow, Inc. 1.40% 2030		1,830	1,434
Silgan Holdings, Inc. 4.125% 2028		80	72
Simmons Foods, Inc. 4.625% 2029[2]		160	136
Singapore Airlines, Ltd. 3.375% 2029		3,710	3,379
Sirius XM Radio, Inc. 4.00% 2028[2]		120	104
Sirius XM Radio, Inc. 3.875% 2031[2]		90	72
SkyMiles IP, Ltd. 4.75% 2028[2]		25	24
SM Energy Co. 6.50% 2028		45	41
Sonic Automotive, Inc. 4.625% 2029[2]		85	66
Sonic Automotive, Inc. 4.875% 2031[2]		20	15
Southern California Edison Co. 2.85% 2029		200	177
Southwestern Energy Co. 5.95% 2025[1]		110	109
Southwestern Energy Co. 7.75% 2027		20	20
Southwestern Energy Co. 8.375% 2028		30	32
Southwestern Energy Co. 5.375% 2030		135	124
Southwestern Energy Co. 4.75% 2032		25	21
Sprint Corp. 7.625% 2026		130	137
Square, Inc. 3.50% 2031[2]		30	24
Sri Lanka (Democratic Socialist Republic of) 5.75% 2023[5]		2,890	938
Stellantis Finance US, Inc. 1.711% 2027[2]		1,900	1,654
Stellantis Finance US, Inc. 2.691% 2031[2]		225	178
Stericycle, Inc. 3.875% 2029[2]		180	147
Studio City Finance, Ltd. 6.00% 2025[2]		200	127
Summit Midstream Holdings / Summit Midstream Finance Corp. 8.50% 2026[2]		55	50
Sunoco LP 4.50% 2029		90	74
Sunoco LP 4.50% 2030[2]		35	28
Surgery Center Holdings 10.00% 2027[2]		175	170
SVB Financial Group 4.70% junior subordinated perpetual bonds (5-year UST Yield Curve Rate T Note Constant Maturity + 3.064% on 11/15/2031)[1]		12	9
Swiss Re Finance (Luxembourg) SA 5.00% 2049 (5-year UST Yield Curve Rate T Note Constant Maturity + 3.582% on 4/2/2029)[1,2]		800	759
Talen Energy Corp. 7.25% 2027[2,5]		205	202
Teekay Offshore Partners LP 8.50% 2023[2,9,10]		555	505
Tencent Holdings, Ltd. 3.24% 2050[2]		3,450	2,385
Tenet Healthcare Corp. 4.875% 2026[2]		280	259
Tenet Healthcare Corp. 6.125% 2028[2]		25	21
Tenet Healthcare Corp. 6.125% 2030[2]		15	14
Teva Pharmaceutical Finance Co. BV 6.00% 2024		4,600	4,542
Teva Pharmaceutical Finance Co. BV 7.125% 2025		3,710	3,626
State of Texas, Grand Parkway Transportation Corp., Grand Parkway System Toll Rev. Ref. Bonds, Series 2020-B, 3.236% 2052		1,780	1,430
T-Mobile US, Inc. 2.40% 2029		1,079	933
Toronto-Dominion Bank 1.25% 2026		2,836	2,520
Toyota Motor Credit Corp. 3.375% 2030		453	427

American Funds Insurance Series	195

Capital World Bond Fund (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
U.S. dollars (continued)
TransDigm, Inc. 6.25% 2026[2]	USD	65	$63
TransDigm, Inc. 5.50% 2027		35	30
Transocean Guardian, Ltd. 5.875% 2024[2]		29	27
Transocean Poseidon, Ltd. 6.875% 2027[2]		122	107
Treehouse Park Improvement Association No.1 - Anleihen 9.75% 2033[2,9,10]		100	89
Triumph Group, Inc. 6.25% 2024[2]		35	31
Turkey (Republic of) 6.25% 2022		1,880	1,878
Turkey (Republic of) 6.35% 2024		2,220	2,058
Twitter, Inc. 5.00% 2030[2]		35	33
U.S. Treasury 0.125% 2022		12,340	12,262
U.S. Treasury 0.125% 2023		12,320	12,148
U.S. Treasury 2.625% 2023		6,900	6,898
U.S. Treasury 1.875% 2024		4,515	4,409
U.S. Treasury 2.50% 2024		8,430	8,356
U.S. Treasury 0.25% 2025		30,740	28,155
U.S. Treasury 2.875% 2025		5,400	5,368
U.S. Treasury 2.875% 2025		1,969	1,962
U.S. Treasury 0.375% 2026		28,740	26,131
U.S. Treasury 0.50% 2026		7,453	6,794
U.S. Treasury 0.75% 2026		4,361	3,970
U.S. Treasury 0.875% 2026		11,098	10,135
U.S. Treasury 1.125% 2026		1,698	1,565
U.S. Treasury 2.50% 2027		2,260	2,205
U.S. Treasury 2.625% 2027[12]		52,903	51,897
U.S. Treasury 1.625% 2029		10,760	9,792
U.S. Treasury 1.375% 2031[12]		15,793	13,683
U.S. Treasury 1.125% 2040		9,170	6,363
U.S. Treasury 1.75% 2041		6,050	4,584
U.S. Treasury 1.875% 2041[12]		18,740	14,646
U.S. Treasury 2.375% 2042		2,872	2,425
U.S. Treasury 3.00% 2048		5,045	4,751
U.S. Treasury 2.00% 2051[12]		13,505	10,394
U.S. Treasury 2.25% 2052[12]		34,362	28,155
U.S. Treasury Inflation-Protected Security 0.125% 2022[3]		10,733	10,774
U.S. Treasury Inflation-Protected Security 0.125% 2024[3,12]		62,331	62,967
U.S. Treasury Inflation-Protected Security 0.50% 2024[3]		13,220	13,411
U.S. Treasury Inflation-Protected Security 0.625% 2024[3]		14,907	15,154
U.S. Treasury Inflation-Protected Security 0.125% 2051[3]		4,152	3,173
UBS Group AG 1.008% 2024, (5-year UST Yield Curve Rate T Note Constant Maturity + 0.83% on 7/30/2023)[1,2]		1,950	1,889
UKG, Inc., Term Loan B, (3-month USD-LIBOR + 3.25%) 4.212% 2026[6,7]		60	56
UKG, Inc., Term Loan, (3-month USD-LIBOR + 5.25%) 6.212% 2027[6,7]		75	70
Ukraine 7.75% 2022[9]		6,210	3,105
Ukraine 7.75% 2024		1,570	406
Ukraine 6.876% 2029		1,269	314
Uniform Mortgage-Backed Security 2.50% 2052[4,11]		13,030	11,708
Uniform Mortgage-Backed Security 3.00% 2052[4,11]		9,500	8,841
Uniform Mortgage-Backed Security 3.00% 2052[4,11]		790	736
Uniform Mortgage-Backed Security 3.50% 2052[4,11]		7,450	7,159
Uniform Mortgage-Backed Security 4.00% 2052[4,11]		7,105	6,997
Uniform Mortgage-Backed Security 4.50% 2052[4,11]		8,900	8,917
Uniform Mortgage-Backed Security 4.50% 2052[4,11]		1,560	1,560
Uniform Mortgage-Backed Security 5.00% 2052[4,11]		5,100	5,193
Uniform Mortgage-Backed Security 5.00% 2052[4,11]		500	508
United Rentals, Inc. 4.875% 2028		30	28
Univision Communications, Inc. 4.50% 2029[2]		235	197
Univision Communications, Inc. 7.375% 2030[2]		25	24
US Foods, Inc. 4.625% 2030[2]		35	30
Valvoline, Inc. 3.625% 2031[2]		85	68
Venator Materials Corp. 5.75% 2025[2]		140	112
Venator Materials Corp. 9.50% 2025[2]		185	186
Venture Global Calcasieu Pass, LLC 3.875% 2029[2]		100	88

196	American Funds Insurance Series

Capital World Bond Fund (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
U.S. dollars (continued)
Venture Global Calcasieu Pass, LLC 4.125% 2031[2]	USD	125	$107
Venture Global Calcasieu Pass, LLC 3.875% 2033[2]		65	54
Verizon Communications, Inc. 3.15% 2030		575	523
Verizon Communications, Inc. 2.55% 2031		2,100	1,797
VICI Properties LP 4.375% 2025		1,563	1,529
VICI Properties LP 4.625% 2029[2]		15	13
VICI Properties LP / VICI Note Co., Inc. 3.75% 2027[2]		100	88
VICI Properties LP / VICI Note Co., Inc. 4.125% 2030[2]		375	324
Volkswagen Group of America Finance, LLC 4.625% 2025[2]		1,070	1,070
VZ Secured Financing BV 5.00% 2032[2]		200	166
W. R. Grace Holdings, LLC 5.625% 2029[2]		20	15
Warner Music Group 3.75% 2029[2]		150	126
Warrior Met Coal, Inc. 7.875% 2028[2]		185	177
WASH Multifamily Acquisition, Inc. 5.75% 2026[2]		195	184
WEA Finance, LLC 3.75% 2024[2]		535	517
Weatherford International, Ltd. 11.00% 2024[2]		12	12
Weatherford International, Ltd. 6.50% 2028[2]		65	58
Weatherford International, Ltd. 8.625% 2030[2]		60	50
Wells Fargo & Company 3.526% 2028 (USD-SOFR + 1.51% on 3/24/2027)[1]		5,788	5,487
WESCO Distribution, Inc. 7.125% 2025[2]		180	180
WESCO Distribution, Inc. 7.25% 2028[2]		195	193
Western Global Airlines, LLC 10.375% 2025[2]		15	14
Western Midstream Operating, LP 3.60% 2025 (3.35% on 8/1/2022)[1]		85	78
Western Midstream Operating, LP 4.75% 2028		65	59
Westpac Banking Corp. 2.894% 2030 (5-year UST Yield Curve Rate T Note Constant Maturity + 1.35% on 2/4/2025)[1]		2,900	2,751
WeWork Companies, LLC 5.00% 2025[2]		50	32
Williams Companies, Inc. 3.50% 2030		763	688
Williams Companies, Inc. 2.60% 2031		130	109
Wyndham Destinations, Inc. 6.625% 2026[2]		65	62
Wynn Las Vegas, LLC and Wynn Capital Corp. 4.25% 2023[2]		38	37
Xcel Energy, Inc. 3.35% 2026		2,581	2,495
Yahoo Holdings, Inc., Term Loan B, (1-month USD-LIBOR + 5.50%) 7.166% 2027[6,7]		150	142
Ziggo Bond Co. BV 5.125% 2030[2]		200	157
Ziggo Bond Finance BV 4.875% 2030[2]		300	255
ZipRecruiter, Inc. 5.00% 2030[2]		25	21
			794,211

Total bonds, notes & other debt instruments (cost: $1,783,653,000)			1,518,719

Preferred securities 0.00%	Shares
U.S. dollars 0.00%
ACR III LSC Holdings, LLC, Series B, preferred shares[2,9,10,13]		48	15

Total preferred securities (cost: $49,000)			15

Common stocks 0.02%
U.S. dollars 0.02%
Diamond Offshore Drilling, Inc.[13]		36,338	214
Diamond Offshore Drilling, Inc.[2,13]		12,700	75
Bighorn Permian Resources, LLC[9,10,13]		531	3
Constellation Oil Services Holding SA, Class B-1[9,10,13]		1,214,969	—	[14]

Total common stocks (cost: $727,000)			292

American Funds Insurance Series	197

Capital World Bond Fund (continued)

Short-term securities 6.33%	Shares	Value (000)
Money market investments 6.33%
Capital Group Central Cash Fund 1.38%[15,16]	1,001,946	$100,175

Total short-term securities (cost: $100,186,000)		100,175
Total investment securities 102.37% (cost: $1,884,615,000)		1,619,201
Other assets less liabilities (2.37)%		(37,485)

Net assets 100.00%		$1,581,716

Futures contracts

Contracts	Type	Number of contracts	Expiration	Notional amount (000)		Value and unrealized (depreciation) appreciation at 6/30/2022 (000)
90 Day Eurodollar Futures	Long	47	December 2022	USD	11,316	$(334)
2 Year U.S. Treasury Note Futures	Short	190	September 2022		(39,903)	46
5 Year Euro-Bobl Futures	Long	192	September 2022		24,988	(262)
5 Year U.S. Treasury Note Futures	Long	798	September 2022		89,575	(398)
10 Year Euro-Bund Futures	Long	183	September 2022		28,532	508
10 Year Italy Government Bond Futures	Short	178	September 2022		(22,966)	31
10 Year Japanese Government Bond Futures	Long	6	September 2022		6,572	36
10 Year Ultra U.S. Treasury Note Futures	Short	59	September 2022		(7,515)	108
10 Year U.S. Treasury Note Futures	Short	194	September 2022		(22,995)	94
10 Year UK Gilt Futures	Long	48	September 2022		6,660	110
20 Year U.S. Treasury Bond Futures	Long	172	September 2022		23,843	(319)
30 Year Euro-Buxl Futures	Long	69	September 2022		11,827	(852)
30 Year Ultra U.S. Treasury Bond Futures	Long	11	September 2022		1,698	(51)
						$(1,283)

Forward currency contracts

Contract amount						Unrealized appreciation (depreciation)
Currency purchased (000)		Currency sold (000)		Counterparty	Settlement date	at 6/30/2022 (000)
BRL	110,886	USD	19,160	Citibank	7/1/2022	$2,021
SEK	23,400	USD	2,378	JPMorgan Chase	7/7/2022	(90)
USD	6,267	CAD	7,881	UBS AG	7/11/2022	145
USD	2,060	HUF	754,350	Bank of America	7/11/2022	70
USD	1,713	AUD	2,380	JPMorgan Chase	7/11/2022	70
JPY	623,410	USD	4,606	BNP Paribas	7/11/2022	(9)
JPY	137,850	USD	1,028	Morgan Stanley	7/11/2022	(12)
PLN	4,470	USD	1,038	HSBC Bank	7/11/2022	(42)
DKK	17,400	USD	2,502	Bank of America	7/11/2022	(49)
PLN	20,540	EUR	4,453	BNP Paribas	7/11/2022	(94)
HUF	2,533,310	EUR	6,465	Citibank	7/11/2022	(96)
USD	3,299	BRL	16,000	HSBC Bank	7/12/2022	253
USD	1,347	BRL	6,470	Citibank	7/12/2022	115
BRL	22,470	USD	4,297	Citibank	7/12/2022	(19)
USD	14,381	DKK	100,190	Standard Chartered Bank	7/13/2022	252
USD	4,002	MXN	78,910	BNP Paribas	7/13/2022	87
USD	1,435	NZD	2,240	Standard Chartered Bank	7/13/2022	36
GBP	7,340	USD	9,194	Morgan Stanley	7/13/2022	(257)

198	American Funds Insurance Series

Capital World Bond Fund (continued)

Forward currency contracts (continued)

Contract amount						Unrealized appreciation
Currency purchased (000)		Currency sold (000)		Counterparty	Settlement date	(depreciation) at 6/30/2022 (000)
CAD	20,253	USD	15,658	UBS AG	7/15/2022	$76
MYR	11,360	USD	2,580	Standard Chartered Bank	7/15/2022	3
USD	6,307	MYR	27,740	Standard Chartered Bank	7/15/2022	— [14]
MYR	6,300	USD	1,432	HSBC Bank	7/15/2022	— [14]
MYR	10,080	USD	2,291	Standard Chartered Bank	7/15/2022	— [14]
CNH	151,257	USD	22,369	Citibank	7/18/2022	227
CZK	47,290	EUR	1,900	UBS AG	7/18/2022	5
EUR	6,804	PLN	31,970	Goldman Sachs	7/20/2022	27
PLN	1,550	USD	344	BNP Paribas	7/20/2022	1
USD	358	COP	1,453,260	Citibank	7/22/2022	10
EUR	4,670	USD	4,897	JPMorgan Chase	7/25/2022	5
DKK	20,510	EUR	2,757	BNP Paribas	7/25/2022	1
PLN	18,110	EUR	3,878	Goldman Sachs	7/25/2022	(44)
USD	11,532	MXN	232,306	Citibank	7/27/2022	38
CNH	61,490	USD	9,175	UBS AG	7/27/2022	10
CHF	800	USD	837	UBS AG	7/27/2022	3
JPY	798,810	USD	5,895	BNP Paribas	7/27/2022	2
EUR	17,853	DKK	132,800	JPMorgan Chase	7/27/2022	(1)
EUR	2,540	USD	2,678	BNP Paribas	7/27/2022	(11)
ZAR	26,060	USD	1,628	JPMorgan Chase	7/27/2022	(30)
EUR	25,150	USD	26,516	UBS AG	7/27/2022	(112)
JPY	7,317,238	USD	54,441	UBS AG	7/27/2022	(422)
USD	5,920	AUD	8,270	Citibank	7/29/2022	210
USD	2,167	IDR	32,232,353	Citibank	8/4/2022	14
KRW	13,728,070	USD	10,657	Citibank	8/5/2022	1
BRL	140,966	USD	24,130	Citibank	8/10/2022	2,465
USD	11,219	BRL	63,000	JPMorgan Chase	8/10/2022	(667)
USD	13,967	BRL	77,966	Citibank	8/10/2022	(742)
USD	5,044	HUF	1,807,090	Bank of America	1/20/2023	433
USD	5,215	CZK	124,020	Morgan Stanley	1/20/2023	75
CZK	124,020	USD	5,572	Goldman Sachs	1/20/2023	(433)
HUF	1,807,090	USD	5,518	Bank of America	1/20/2023	(908)
PLN	24,520	USD	5,912	BNP Paribas	2/2/2023	(598)
						$2,019

Swap contracts

Interest rate swaps

Centrally cleared interest rate swaps

Receive		Pay			Notional		Value at	Upfront premium	Unrealized (depreciation) appreciation
Rate	Payment frequency	Rate	Payment frequency	Expiration date	amount (000)		6/30/2022 (000)	paid (000)	at 6/30/2022 (000)
1.2475%	Semi-annual	3-month NZD-BBR-FRA	Quarterly	8/20/2023	NZD	4,428	$(80)	$—	$(80)
1.234974%	Semi-annual	3-month NZD-BBR-FRA	Quarterly	8/20/2023		37,736	(683)	—	(683)
1.2375%	Semi-annual	3-month NZD-BBR-FRA	Quarterly	8/26/2023		13,908	(258)	—	(258)
1.264%	Semi-annual	3-month NZD-BBR-FRA	Quarterly	8/27/2023		34,764	(638)	—	(638)
1.26%	Semi-annual	3-month NZD-BBR-FRA	Quarterly	8/30/2023		5,734	(106)	—	(106)
1.28%	Semi-annual	3-month NZD-BBR-FRA	Quarterly	8/31/2023		5,734	(106)	—	(106)
1.30%	Semi-annual	3-month NZD-BBR-FRA	Quarterly	9/3/2023		6,295	(116)	—	(116)
1.4975%	Semi-annual	3-month NZD-BBR-FRA	Quarterly	9/21/2023		11,830	(215)	—	(215)
1.445%	Semi-annual	3-month NZD-BBR-FRA	Quarterly	9/28/2023		11,817	(223)	—	(223)

American Funds Insurance Series	199

Capital World Bond Fund (continued)

Swap contracts (continued)

Interest rate swaps (continued)

Centrally cleared interest rate swaps (continued)

Receive		Pay			Notional		Value at	Upfront premium	Unrealized (depreciation) appreciation
Rate	Payment frequency	Rate	Payment frequency	Expiration date	amount (000)		6/30/2022 (000)	paid (000)	at 6/30/2022 (000)
1.4475%	Semi-annual	3-month NZD-BBR-FRA	Quarterly	9/29/2023	NZD	12,043	$(228)	$—	$(228)
1.4475%	Semi-annual	3-month NZD-BBR-FRA	Quarterly	9/30/2023		12,093	(229)	—	(229)
1.5125%	Semi-annual	3-month NZD-BBR-FRA	Quarterly	10/14/2023		10,675	(203)	—	(203)
1.53%	Semi-annual	3-month NZD-BBR-FRA	Quarterly	10/14/2023		12,176	(230)	—	(230)
1.5625%	Semi-annual	3-month NZD-BBR-FRA	Quarterly	10/15/2023		12,163	(226)	—	(226)
1.59%	Semi-annual	3-month NZD-BBR-FRA	Quarterly	10/18/2023		12,163	(224)	—	(224)
1.62%	Semi-annual	3-month NZD-BBR-FRA	Quarterly	10/19/2023		13,521	(246)	—	(246)
2.2525%	Semi-annual	3-month NZD-BBR-FRA	Quarterly	11/8/2023		17,111	(235)	—	(235)
2.24%	Semi-annual	3-month NZD-BBR-FRA	Quarterly	11/8/2023		17,111	(237)	—	(237)
2.20%	Semi-annual	3-month NZD-BBR-FRA	Quarterly	11/9/2023		1,440	(20)	—	(20)
2.495%	Annual	SONIA	Annual	5/5/2024	GBP	21,230	(98)	—	(98)
2.42%	Annual	SONIA	Annual	5/5/2024		42,400	(232)	—	(232)
2.363%	Annual	SONIA	Annual	5/11/2024		40,870	(248)	—	(248)
2.9588%	Annual	SONIA	Annual	6/9/2024		26,900	33	—	33
6.255%	28-day	28-day MXN-TIIE	28-day	5/22/2026	MXN	47,800	(222)	—	(222)
6.19%	28-day	28-day MXN-TIIE	28-day	5/22/2026		48,400	(230)	—	(230)
6.16%	28-day	28-day MXN-TIIE	28-day	6/9/2026		58,800	(285)	—	(285)
6.5375%	28-day	28-day MXN-TIIE	28-day	6/17/2026		14,000	(59)	—	(59)
6.50%	28-day	28-day MXN-TIIE	28-day	6/17/2026		13,900	(60)	—	(60)
6.47%	28-day	28-day MXN-TIIE	28-day	6/17/2026		14,200	(62)	—	(62)
6.55%	28-day	28-day MXN-TIIE	28-day	6/17/2026		43,000	(181)	—	(181)
6.55%	28-day	28-day MXN-TIIE	28-day	6/18/2026		14,100	(59)	—	(59)
6.50%	28-day	28-day MXN-TIIE	28-day	6/18/2026		27,800	(119)	—	(119)
6.59%	28-day	28-day MXN-TIIE	28-day	6/25/2026		38,700	(161)	—	(161)
6.58%	28-day	28-day MXN-TIIE	28-day	6/25/2026		41,600	(174)	—	(174)
6.585%	28-day	28-day MXN-TIIE	28-day	6/25/2026		50,900	(213)	—	(213)
6.64%	28-day	28-day MXN-TIIE	28-day	6/25/2026		62,600	(256)	—	(256)
6.633%	28-day	28-day MXN-TIIE	28-day	6/25/2026		172,500	(707)	—	(707)
6.605%	28-day	28-day MXN-TIIE	28-day	7/6/2026		105,000	(436)	—	(436)
7.59%	28-day	28-day MXN-TIIE	28-day	10/29/2026		28,900	(75)	—	(75)
7.62%	28-day	28-day MXN-TIIE	28-day	10/29/2026		43,375	(110)	—	(110)
7.66%	28-day	28-day MXN-TIIE	28-day	10/29/2026		70,800	(175)	—	(175)
7.64%	28-day	28-day MXN-TIIE	28-day	10/29/2026		70,800	(177)	—	(177)
7.52%	28-day	28-day MXN-TIIE	28-day	10/30/2026		89,445	(243)	—	(243)
7.805%	28-day	28-day MXN-TIIE	28-day	2/23/2027		41,200	(94)	—	(94)
7.82%	28-day	28-day MXN-TIIE	28-day	2/24/2027		41,600	(94)	—	(94)
							$(9,240)	$—	$(9,240)

Credit default swaps

Centrally cleared credit default swaps on credit indices — buy protection

Reference index	Financing rate paid	Payment frequency	Expiration date	Notional amount (000)	Value at 6/30/2022 (000)		Upfront premium (received) paid (000)	Unrealized appreciation at 6/30/2022 (000)
CDX.NA.HY.38	5.00%	Quarterly	6/20/2027	USD 44,076	$1,327		$(959)	$2,286
ITRX.EUR.IG.37	1.00%	Quarterly	6/20/2027	EUR 23,820	222		(300)	522
CDX.EM.37	1.00%	Quarterly	6/20/2027	USD 13,360	1,340		1,134	206
CDX.NA.IG.38	1.00%	Quarterly	6/20/2027	5	—	[14]	— [14]	—	[14]
					$2,889		$(125)	$3,014

200	American Funds Insurance Series

Capital World Bond Fund (continued)

Investments in affiliates16

	Value of affiliate at 1/1/2022 (000)	Additions (000)	Reductions (000)	Net realized loss (000)	Net unrealized depreciation (000)	Value of affiliate at 6/30/2022 (000)	Dividend income (000)
Short-term securities 6.33%
Money market investments 6.33%
Capital Group Central Cash Fund 1.38%[15]	$144,080	$438,028	$481,900	$(10)	$(23)	$100,175	$255

[1]	Step bond; coupon rate may change at a later date.
[2]	Acquired in a transaction exempt from registration under Rule 144A of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $122,023,000, which represented 7.71% of the net assets of the fund.
[3]	Index-linked bond whose principal amount moves with a government price index.
[4]	Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.
[5]	Scheduled interest and/or principal payment was not received.
[6]	Loan participations and assignments; may be subject to legal or contractual restrictions on resale. The total value of all such loans was $1,479,000, which represented .09% of the net assets of the fund.
[7]	Coupon rate may change periodically. Reference rate and spread are as of the most recent information available. Some coupon rates are determined by the issuer or agent based on current market conditions; therefore, the reference rate and spread are not available.
[8]	Payment in kind; the issuer has the option of paying additional securities in lieu of cash. Payment methods and rates are as of the most recent payment when available.
[9]	Valued under fair value procedures adopted by authority of the board of trustees. The total value of all such securities was $3,760,000, which represented .24% of the net assets of the fund.
[10]	Value determined using significant unobservable inputs.
[11]	Purchased on a TBA basis.
[12]	All or a portion of this security was pledged as collateral. The total value of pledged collateral was $15,285,000, which represented .97% of the net assets of the fund.
[13]	Security did not produce income during the last 12 months.
[14]	Amount less than one thousand.
[15]	Rate represents the seven-day yield at 6/30/2022.
[16]	Part of the same “group of investment companies” as the fund as defined under the Investment Company Act of 1940, as amended.

Key to abbreviations

Assn. = Association

AUD = Australian dollars

BBR = Bank Base Rate

BRL = Brazilian reais

CAD = Canadian dollars

CHF = Swiss francs

CLP = Chilean pesos

CME = CME Group

CNH = Chinese yuan renminbi

CNY = Chinese yuan

COP = Colombian pesos

CZK = Czech korunas

DKK = Danish kroner

EUR = Euros

EURIBOR = Euro Interbank Offered Rate

FRA = Forward Rate Agreement

GBP = British pounds

HUF = Hungarian forints

IDR = Indonesian rupiah

INR = Indian rupees

JPY = Japanese yen

KRW = South Korean won

LIBOR = London Interbank Offered Rate

MXN = Mexican pesos

MYR = Malaysian ringgits

NOK = Norwegian kroner

NZD = New Zealand dollars

PEN = Peruvian nuevos soles

PLN = Polish zloty

Ref. = Refunding

Rev. = Revenue

RON = Romanian leu

RUB = Russian rubles

SEK = Swedish kronor

SOFR = Secured Overnight Financing Rate

SONIA = Sterling Overnight Interbank Average Rate

TBA = To be announced

TIIE = Equilibrium Interbank Interest Rate

UAH = Ukrainian hryvnia

USD = U.S. dollars

ZAR = South African rand

Refer to the notes to financial statements.

American Funds Insurance Series	201

American High-Income Trust
Investment portfolio June 30, 2022	unaudited

Bonds, notes & other debt instruments 90.36%	Principal amount (000)		Value (000)
Corporate bonds, notes & loans 90.27%
Energy 14.33%
Aethon United BR LP / Aethon United Finance Corp. 8.25% 2026[1]	USD	295	$287
Antero Midstream Partners LP 5.375% 2029[1]		570	512
Antero Resources Corp. 7.625% 2029[1]		417	425
Antero Resources Corp. 5.375% 2030[1]		720	658
Apache Corp. 6.00% 2037		165	152
Apache Corp. 5.10% 2040		695	589
Apache Corp. 4.75% 2043		265	207
Ascent Resources - Utica, LLC 7.00% 2026[1]		2,040	1,900
Ascent Resources - Utica, LLC 9.00% 2027[1]		170	214
Ascent Resources - Utica, LLC 8.25% 2028[1]		271	258
Ascent Resources - Utica, LLC 5.875% 2029[1]		1,205	1,062
Ascent Resources - Utica, LLC, Term Loan, (3-month USD-LIBOR + 9.00%) 10.00% 2025[1,2,3]		228	241
Blue Racer Midstream, LLC and Blue Racer Finance Corp. 7.625% 2025[1]		676	640
Bonanza Creek Energy, Inc. 5.00% 2026[1]		685	616
California Resources Corp. 7.125% 2026[1]		390	382
Callon Petroleum Co. 7.50% 2030[1]		515	475
Centennial Resource Production, LLC 6.875% 2027[1]		440	419
Cheniere Energy Partners LP 4.50% 2029		938	839
Cheniere Energy Partners LP 4.00% 2031		1,523	1,299
Cheniere Energy Partners LP 3.25% 2032[1]		1,255	991
Cheniere Energy, Inc. 7.00% 2024		319	331
Cheniere Energy, Inc. 5.875% 2025		495	507
Cheniere Energy, Inc. 4.625% 2028		5,356	4,841
Chesapeake Energy Corp. 4.875% 2022[4]		4,300	83
Chesapeake Energy Corp. 5.50% 2026[1]		1,000	954
Chesapeake Energy Corp. 5.875% 2029[1]		1,420	1,342
Chesapeake Energy Corp. 6.75% 2029[1]		210	204
CNX Midstream Partners LP 4.75% 2030[1]		280	236
CNX Resources Corp. 7.25% 2027[1]		1,878	1,843
CNX Resources Corp. 6.00% 2029[1]		1,425	1,334
Comstock Resources, Inc. 6.75% 2029[1]		785	705
Comstock Resources, Inc. 5.875% 2030[1]		770	664
Constellation Oil Services Holding SA 4.00% PIK or 3.00% Cash 2026[5]		3,077	2,569
Continental Resources, Inc. 5.75% 2031[1]		365	354
CQP Holdco LP / BIP-V Chinook Holdco, LLC 5.50% 2031[1]		2,860	2,444
Crestwood Midstream Partners LP 5.75% 2025		250	234
Crestwood Midstream Partners LP 5.625% 2027[1]		290	259
Crestwood Midstream Partners LP 6.00% 2029[1]		575	503
Devon Energy Corp. 5.875% 2028		202	206
Devon Energy Corp. 4.50% 2030		493	466
Diamond Foreign Asset Co. / Diamond Finance, LLC 9.00% Cash 2027[1,3,5]		68	67
Diamond Foreign Asset Co. / Diamond Finance, LLC 9.00% Cash 2027[3,5]		62	61
DT Midstream, Inc. 4.125% 2029[1]		1,355	1,152
DT Midstream, Inc. 4.375% 2031[1]		785	660
Endeavor Energy Resources LP 6.625% 2025[1]		850	855
Energean Israel Finance, Ltd. 4.50% 2024[1]		945	892
Energean Israel Finance, Ltd. 4.875% 2026[1]		1,080	957
Energean PLC 6.50% 2027[1]		380	338
EnLink Midstream Partners, LLC 5.625% 2028[1]		660	607
EQM Midstream Partners, LP 4.125% 2026		127	110
EQM Midstream Partners, LP 6.50% 2027[1]		2,365	2,203
EQM Midstream Partners, LP 7.50% 2027[1]		845	817
EQM Midstream Partners, LP 5.50% 2028		881	762
EQM Midstream Partners, LP 4.50% 2029[1]		835	679
EQM Midstream Partners, LP 7.50% 2030[1]		898	864
EQM Midstream Partners, LP 4.75% 2031[1]		1,645	1,317
EQM Midstream Partners, LP 6.50% 2048		490	375
EQT Corp. 6.625% 2025[6]		250	258
EQT Corp. 5.00% 2029		290	281
EQT Corp. 7.50% 2030[6]		300	323

202	American Funds Insurance Series

American High-Income Trust (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Corporate bonds, notes & loans (continued)
Energy (continued)
EQT Corp. 3.625% 2031[1]	USD	500	$433
Genesis Energy, LP 5.625% 2024		120	113
Genesis Energy, LP 6.50% 2025		1,886	1,742
Genesis Energy, LP 6.25% 2026		320	286
Genesis Energy, LP 8.00% 2027		2,895	2,570
Genesis Energy, LP 7.75% 2028		87	75
Harbour Energy PLC 5.50% 2026[1]		1,545	1,391
Harvest Midstream I, LP 7.50% 2028[1]		2,167	2,039
Hess Midstream Operations LP 4.25% 2030[1]		1,300	1,091
Hess Midstream Operations LP 5.50% 2030[1]		580	522
Hess Midstream Partners LP 5.125% 2028[1]		687	618
Hilcorp Energy I, LP 6.25% 2028[1]		145	137
Hilcorp Energy I, LP 5.75% 2029[1]		815	717
Hilcorp Energy I, LP 6.00% 2030[1]		715	623
Hilcorp Energy I, LP 6.00% 2031[1]		630	544
Hilcorp Energy I, LP 6.25% 2032[1]		535	471
Holly Energy Partners LP / Holly Energy Finance Corp. 6.375% 2027[1]		220	208
Holly Energy Partners LP / Holly Energy Finance Corp. 5.00% 2028[1]		260	223
Howard Midstream Energy Partners, LLC 6.75% 2027[1]		460	397
Independence Energy Finance, LLC 7.25% 2026[1]		500	456
Kinetik Holdings LP 5.875% 2030[1]		660	630
Lealand Finance Company BV, Term Loan, (3-month USD-LIBOR + 3.00%) 4.666% 2024[2,3]		12	7
Lealand Finance Co. BV, Term Loan, (3-month USD-LIBOR + 1.00%) 3.00% PIK and 2.06% Cash 2025[2,3,5]		153	79
Murphy Oil Corp. 6.875% 2024		59	59
Murphy Oil Corp. 5.75% 2025		250	248
Murphy Oil Corp. 6.375% 2028		415	388
Murphy Oil USA, Inc. 4.75% 2029		670	604
Murphy Oil USA, Inc. 3.75% 2031[1]		285	243
Nabors Industries, Inc. 7.375% 2027[1]		1,470	1,398
Nabors Industries, Ltd. 7.25% 2026[1]		228	203
Neptune Energy Group Holdings, Ltd. 6.625% 2025[1]		1,250	1,202
New Fortress Energy, Inc. 6.75% 2025[1]		1,715	1,625
New Fortress Energy, Inc. 6.50% 2026[1]		3,725	3,381
NGL Energy Operating, LLC 7.50% 2026[1]		8,720	7,879
NGL Energy Partners LP 6.125% 2025		2,054	1,562
Northern Oil and Gas, Inc. 8.125% 2028[1]		1,815	1,713
NorthRiver Midstream Finance LP 5.625% 2026[1]		625	567
NuStar Logistics LP 6.00% 2026		286	268
Oasis Midstream Partners LP / OMP Finance Corp. 8.00% 2029[1]		1,675	1,559
Oasis Petroleum, Inc. 6.375% 2026[1]		1,065	987
Occidental Petroleum Corp. 5.875% 2025		710	708
Occidental Petroleum Corp. 8.00% 2025		1,400	1,476
Occidental Petroleum Corp. 6.375% 2028		225	228
Occidental Petroleum Corp. 6.625% 2030		810	836
Occidental Petroleum Corp. 8.875% 2030		300	345
Occidental Petroleum Corp. 6.125% 2031		530	538
Occidental Petroleum Corp. 4.20% 2048		165	129
Parkland Corp. 4.625% 2030[1]		835	679
PDC Energy, Inc. 5.75% 2026		600	561
Petróleos Mexicanos 6.875% 2025		350	328
Petróleos Mexicanos 8.75% 2029[1]		782	709
Petrorio Luxembourg SARL 6.125% 2026[1]		320	295
Range Resources Corp. 4.875% 2025		362	354
Range Resources Corp. 8.25% 2029		900	919
Range Resources Corp. 4.75% 2030[1]		970	871
Rattler Midstream Partners LP 5.625% 2025[1]		955	956
Rockcliff Energy II, LLC 5.50% 2029[1]		120	109
Rockies Express Pipeline, LLC 4.95% 2029[1]		550	471
Sabine Pass Liquefaction, LLC 4.50% 2030		586	562

American Funds Insurance Series	203

American High-Income Trust (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Corporate bonds, notes & loans (continued)
Energy (continued)
Sanchez Energy Corp. 7.25% 2023[1,4]	USD	739	$11
SM Energy Co. 5.625% 2025		430	407
Southwestern Energy Co. 5.95% 2025[6]		215	213
Southwestern Energy Co. 7.75% 2027		272	278
Southwestern Energy Co. 8.375% 2028		565	596
Southwestern Energy Co. 5.375% 2029		340	316
Southwestern Energy Co. 5.375% 2030		2,470	2,277
Southwestern Energy Co. 4.75% 2032		1,225	1,050
Suburban Propane Partners LP / Suburban Energy Finance Corp. 5.00% 2031[1]		335	285
Summit Midstream Holdings / Summit Midstream Finance Corp. 8.50% 2026[1]		285	257
Sunoco LP 6.00% 2027		547	522
Sunoco LP 5.875% 2028		290	265
Sunoco LP 4.50% 2029		1,680	1,388
Sunoco LP 4.50% 2030[1]		1,680	1,359
Tallgrass Energy Partners, LP 7.50% 2025[1]		230	223
Targa Resources Partners LP 6.50% 2027		133	136
Targa Resources Partners LP 6.875% 2029		915	935
Targa Resources Partners LP 5.50% 2030		802	767
Targa Resources Partners LP 4.875% 2031		695	635
Teekay Offshore Partners LP 8.50% 2023[1,7,8]		2,009	1,828
Transocean Guardian, Ltd. 5.875% 2024[1]		288	267
Transocean Poseidon, Ltd. 6.875% 2027[1]		361	318
Transocean, Inc. 6.125% 2025[1]		195	179
Transocean, Inc. 7.25% 2025[1]		500	371
Transocean, Inc. 11.50% 2027[1]		95	89
USA Compression Partners, LP 6.875% 2026		359	327
USA Compression Partners, LP 6.875% 2027		247	220
Venture Global Calcasieu Pass, LLC 4.125% 2031[1]		2,795	2,397
Venture Global Calcasieu Pass, LLC 3.875% 2033[1]		650	538
Weatherford International, Ltd. 11.00% 2024[1]		445	449
Weatherford International, Ltd. 6.50% 2028[1]		2,130	1,915
Weatherford International, Ltd. 8.625% 2030[1]		3,220	2,678
Western Gas Partners LP 4.50% 2028		1,124	1,019
Western Midstream Operating, LP 3.60% 2025 (3.35% on 8/1/2022)[6]		369	341
Western Midstream Operating, LP 4.75% 2028		160	146
Western Midstream Operating, LP 4.55% 2030 (4.30% on 8/1/2022)[6]		480	417
Western Midstream Operating, LP 5.75% 2050 (5.50% on 8/1/2022)[6]		290	234
			121,808

Consumer Discretionary 13.79%
Adient Global Holdings, Ltd. 4.875% 2026[1]		225	198
Affinity Gaming 6.875% 2027[1]		200	168
Allied Universal Holdco, LLC 6.625% 2026[1]		858	789
Allied Universal Holdco, LLC 9.75% 2027[1]		976	829
Allied Universal Holdco, LLC 4.625% 2028[1]		490	406
Allied Universal Holdco, LLC 6.00% 2029[1]		2,790	2,034
Asbury Automotive Group, Inc. 4.50% 2028		250	217
Asbury Automotive Group, Inc. 4.625% 2029[1]		1,545	1,279
Asbury Automotive Group, Inc. 5.00% 2032[1]		355	291
Atlas LuxCo 4 SARL 4.625% 2028[1]		280	227
Beazer Homes USA, Inc. 5.875% 2027		540	416
Boyd Gaming Corp. 4.75% 2027		621	563
Boyd Gaming Corp. 4.75% 2031[1]		695	589
Boyne USA, Inc. 4.75% 2029[1]		880	763
Caesars Entertainment, Inc. 6.25% 2025[1]		1,085	1,049
Caesars Entertainment, Inc. 8.125% 2027[1]		665	644
Caesars Entertainment, Inc. 4.625% 2029[1]		3,330	2,598
Caesars Resort Collection, LLC 5.75% 2025[1]		345	331
Carnival Corp. 7.625% 2026[1]		1,615	1,255
Carnival Corp. 10.50% 2026[1]		1,405	1,401

204	American Funds Insurance Series

American High-Income Trust (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Corporate bonds, notes & loans (continued)
Consumer discretionary (continued)
Carnival Corp. 4.00% 2028[1]	USD	3,000	$2,471
Carnival Corp. 6.00% 2029[1]		825	582
Carnival Corp. 10.50% 2030[1]		850	701
Carvana Co. 5.625% 2025[1]		485	373
Carvana Co. 5.50% 2027[1]		1,091	706
Carvana Co. 5.875% 2028[1]		904	575
Carvana Co. 4.875% 2029[1]		1,110	633
CDI Escrow Issuer, Inc. 5.75% 2030[1]		805	734
CEC Entertainment, Inc. 6.75% 2026[1]		320	282
Dana, Inc. 4.25% 2030		200	156
Dana, Inc. 4.50% 2032		375	278
Dave & Buster’s, Inc. 7.625% 2025[1]		340	336
Empire Communities Corp. 7.00% 2025[1]		475	376
Empire Resorts, Inc. 7.75% 2026[1]		670	601
Everi Holdings, Inc. 5.00% 2029[1]		95	80
Fertitta Entertainment, Inc. 4.625% 2029[1]		1,260	1,078
Fertitta Entertainment, Inc. 6.75% 2030[1]		4,100	3,159
First Student Bidco, Inc. / First Transit Parent, Inc. 4.00% 2029[1]		2,135	1,712
Ford Motor Co. 2.90% 2029		225	177
Ford Motor Co. 3.25% 2032		310	233
Ford Motor Co. 5.291% 2046		70	54
Ford Motor Credit Company, LLC 3.375% 2025		1,115	1,008
Ford Motor Credit Company, LLC 5.125% 2025		3,835	3,670
Ford Motor Credit Company, LLC 2.70% 2026		750	640
Ford Motor Credit Company, LLC 4.542% 2026		1,460	1,339
Ford Motor Credit Company, LLC 3.815% 2027		1,540	1,312
Ford Motor Credit Company, LLC 4.125% 2027		835	738
Ford Motor Credit Company, LLC 4.271% 2027		525	472
Ford Motor Credit Company, LLC 4.95% 2027		370	345
Ford Motor Credit Company, LLC 2.90% 2028		550	444
Ford Motor Credit Company, LLC 5.113% 2029		200	180
Ford Motor Credit Company, LLC 4.00% 2030		920	747
Group 1 Automotive, Inc. 4.00% 2028[1]		615	515
Hanesbrands, Inc. 4.625% 2024[1]		1,945	1,907
Hanesbrands, Inc. 4.875% 2026[1]		1,624	1,507
Hilton Grand Vacations Borrower 5.00% 2029[1]		591	480
Hilton Worldwide Holdings, Inc. 3.75% 2029[1]		200	170
Hilton Worldwide Holdings, Inc. 4.875% 2030		608	551
Hilton Worldwide Holdings, Inc. 4.00% 2031[1]		1,010	842
International Game Technology PLC 6.50% 2025[1]		1,383	1,379
International Game Technology PLC 4.125% 2026[1]		1,165	1,057
International Game Technology PLC 5.25% 2029[1]		3,570	3,240
Jacobs Entertainment, Inc. 6.75% 2029[1]		505	428
KB Home 6.875% 2027		330	319
KB Home 7.25% 2030		330	313
Kontoor Brands, Inc. 4.125% 2029[1]		370	294
Las Vegas Sands Corp. 3.20% 2024		635	601
LCM Investments Holdings II, LLC 4.875% 2029[1]		1,185	905
Levi Strauss & Co. 3.50% 2031[1]		430	352
Limited Brands, Inc. 6.625% 2030[1]		370	321
Limited Brands, Inc. 6.875% 2035		1,096	894
Limited Brands, Inc. 6.75% 2036		655	525
Lindblad Expeditions, LLC 6.75% 2027[1]		205	176
Lithia Motors, Inc. 4.625% 2027[1]		270	248
Lithia Motors, Inc. 3.875% 2029[1]		350	298
Lithia Motors, Inc. 4.375% 2031[1]		315	269
LSF9 Atlantis Holdings, LLC / Victra Finance Corp. 7.75% 2026[1]		335	284
M.D.C. Holdings, Inc. 6.00% 2043		573	469
Macy’s Retail Holdings, LLC 5.875% 2030[1]		145	122
Marriott Ownership Resorts, Inc. 4.50% 2029[1]		370	308
Melco International Development, Ltd. 4.875% 2025[1]		440	329

American Funds Insurance Series	205

American High-Income Trust (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Corporate bonds, notes & loans (continued)
Consumer discretionary (continued)
Melco International Development, Ltd. 5.75% 2028[1]	USD	1,390	$897
Melco International Development, Ltd. 5.375% 2029[1]		1,446	875
Melco Resorts Finance, Ltd. 5.25% 2026[1]		300	212
Merlin Entertainment 5.75% 2026[1]		492	450
MGM Resorts International 6.00% 2023		281	281
MGM Resorts International 5.50% 2027		401	360
Midwest Gaming Borrower, LLC 4.875% 2029[1]		180	147
Mohegan Gaming & Entertainment 8.00% 2026[1]		645	550
Motel 6 Operating LP, Term Loan B, (1-month USD-LIBOR + 5.00%) 6.666% 2026[2,3]		561	552
NCL Corp., Ltd. 3.625% 2024[1]		300	250
NCL Corp., Ltd. 5.875% 2026[1]		825	650
NCL Corp., Ltd. 5.875% 2027[1]		1,230	1,054
NCL Corp., Ltd. 7.75% 2029[1]		360	276
Neiman Marcus Group, LLC 7.125% 2026[1]		2,405	2,224
Newell Brands, Inc. 5.625% 2036[6]		30	26
Newell Rubbermaid, Inc. 4.875% 2025		445	439
Panther BF Aggregator 2, LP 6.25% 2026[1]		140	135
Panther BF Aggregator 2, LP 8.50% 2027[1]		455	441
Party City Holdings, Inc. 6.625% 2026[1]		500	295
Party City Holdings, Inc. 8.75% 2026[1]		3,655	2,463
Penske Automotive Group, Inc. 3.75% 2029		340	284
PetSmart, Inc. 4.75% 2028[1]		710	616
PetSmart, Inc. 7.75% 2029[1]		1,190	1,074
Premier Entertainment Sub, LLC 5.625% 2029[1]		1,545	1,102
Premier Entertainment Sub, LLC 5.875% 2031[1]		835	581
QVC, Inc. 4.85% 2024		75	70
QVC, Inc. 4.75% 2027		52	41
QVC, Inc. 4.375% 2028		601	446
Raptor Acquisition Corp. 4.875% 2026[1]		1,630	1,429
Real Hero Merger Sub 2, Inc. 6.25% 2029[1]		590	448
Royal Caribbean Cruises, Ltd. 10.875% 2023[1]		325	327
Royal Caribbean Cruises, Ltd. 11.50% 2025[1]		1,946	2,004
Royal Caribbean Cruises, Ltd. 4.25% 2026[1]		1,820	1,296
Royal Caribbean Cruises, Ltd. 5.50% 2026[1]		715	533
Royal Caribbean Cruises, Ltd. 5.375% 2027[1]		1,035	755
Royal Caribbean Cruises, Ltd. 3.70% 2028		270	172
Royal Caribbean Cruises, Ltd. 5.50% 2028[1]		70	49
Sally Holdings, LLC and Sally Capital, Inc. 5.625% 2025		280	263
Scientific Games Corp. 8.625% 2025[1]		1,215	1,247
Scientific Games Corp. 7.00% 2028[1]		1,525	1,433
Scientific Games Corp. 7.25% 2029[1]		3,090	2,902
Scientific Games Holdings LP 6.625% 2030[1]		2,305	1,963
Sonic Automotive, Inc. 4.625% 2029[1]		1,565	1,215
Sonic Automotive, Inc. 4.875% 2031[1]		2,180	1,643
Staples, Inc. 7.50% 2026[1]		421	350
Studio City Co., Ltd. 7.00% 2027[1]		1,175	1,020
Studio City Finance, Ltd. 6.00% 2025[1]		690	438
Studio City Finance, Ltd. 5.00% 2029[1]		1,200	621
Tempur Sealy International, Inc. 4.00% 2029[1]		630	509
The Gap, Inc. 3.625% 2029[1]		170	120
The Gap, Inc. 3.875% 2031[1]		108	76
The Home Co., Inc. 7.25% 2025[1]		940	770
Travel + Leisure Co. 6.60% 2025[6]		50	49
Travel + Leisure Co. 6.00% 2027		205	186
Travel + Leisure Co. 4.50% 2029[1]		1,280	992
Universal Entertainment Corp. 8.50% 2024[1]		2,945	2,857
Vail Resorts, Inc. 6.25% 2025[1]		315	315
VICI Properties LP 4.25% 2026[1]		462	423
VICI Properties LP 4.625% 2029[1]		265	237
VICI Properties LP / VICI Note Co., Inc. 5.625% 2024[1]		447	442
VICI Properties LP / VICI Note Co., Inc. 3.50% 2025[1]		711	666

206	American Funds Insurance Series

American High-Income Trust (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Corporate bonds, notes & loans (continued)
Consumer discretionary (continued)
VICI Properties LP / VICI Note Co., Inc. 4.625% 2025[1]	USD	900	$858
VICI Properties LP / VICI Note Co., Inc. 3.75% 2027[1]		644	568
VICI Properties LP / VICI Note Co., Inc. 3.875% 2029[1]		1,400	1,207
VICI Properties LP / VICI Note Co., Inc. 4.125% 2030[1]		873	755
WASH Multifamily Acquisition, Inc. 5.75% 2026[1]		995	940
Wheel Pros, Inc. 6.50% 2029[1]		1,280	906
Wheel Pros, Inc., Term Loan, (3-month USD-LIBOR + 4.50%) 6.095% 2028[2,3]		953	791
Wyndham Destinations, Inc. 6.625% 2026[1]		695	660
Wyndham Destinations, Inc. 4.625% 2030[1]		400	311
Wyndham Worldwide Corp. 4.375% 2028[1]		1,280	1,121
Wynn Las Vegas, LLC and Wynn Capital Corp. 4.25% 2023[1]		861	828
Wynn Macau, Ltd. 5.125% 2029[1]		320	199
Wynn Resorts Finance, LLC 7.75% 2025[1]		494	481
Wynn Resorts Finance, LLC 5.125% 2029[1]		1,002	791
Yahoo Holdings, Inc., Term Loan B, (1-month USD-LIBOR + 5.50%) 7.166% 2027[2,3]		995	940
			117,239

Communication services 12.01%
Altice France Holding SA 10.50% 2027[1]		1,650	1,388
Altice France SA 5.125% 2029[1]		1,677	1,271
Beasley Mezzanine Holdings, LLC 8.625% 2026[1]		475	357
Brightstar Escrow Corp. 9.75% 2025[1]		140	133
Cablevision Systems Corp. 5.375% 2028[1]		457	396
CCO Holdings, LLC and CCO Holdings Capital Corp. 5.50% 2026[1]		102	100
CCO Holdings, LLC and CCO Holdings Capital Corp. 5.00% 2028[1]		386	358
CCO Holdings, LLC and CCO Holdings Capital Corp. 5.375% 2029[1]		360	323
CCO Holdings, LLC and CCO Holdings Capital Corp. 4.50% 2030[1]		3,179	2,650
CCO Holdings, LLC and CCO Holdings Capital Corp. 4.75% 2030[1]		3,437	2,950
CCO Holdings, LLC and CCO Holdings Capital Corp. 2.80% 2031		140	112
CCO Holdings, LLC and CCO Holdings Capital Corp. 4.25% 2031[1]		3,285	2,686
CCO Holdings, LLC and CCO Holdings Capital Corp. 4.50% 2032		1,024	833
CCO Holdings, LLC and CCO Holdings Capital Corp. 4.75% 2032[1]		1,225	1,006
CCO Holdings, LLC and CCO Holdings Capital Corp. 4.50% 2033[1]		1,230	972
CCO Holdings, LLC and CCO Holdings Capital Corp. 4.25% 2034[1]		1,960	1,521
Centerfield Media Parent, Inc. 6.625% 2026[1]		960	776
CenturyLink, Inc. 6.75% 2023		1,480	1,469
Cinemark USA, Inc. 5.875% 2026[1]		378	338
Clear Channel Worldwide Holdings, Inc. 7.75% 2028[1]		570	416
Clear Channel Worldwide Holdings, Inc. 7.50% 2029[1]		315	227
Cogent Communications Group, Inc. 3.50% 2026[1]		700	645
Consolidated Communications, Inc. 5.00% 2028[1]		225	180
CSC Holdings, LLC 6.50% 2029[1]		600	543
CSC Holdings, LLC 3.375% 2031[1]		700	520
Diamond Sports Group, LLC 5.375% 2026[1]		503	126
Diamond Sports Group, LLC 6.625% 2027[1]		1,056	132
DIRECTV Financing, LLC, Term Loan, (3-month USD-LIBOR + 5.00%) 6.666% 2027[2,3]		1,739	1,608
DIRECTV Holdings, LLC and DIRECTV Financing Co., Inc. 5.875% 2027[1]		3,010	2,577
DISH DBS Corp. 5.125% 2029		570	348
Embarq Corp. 7.995% 2036		1,637	1,233
Epicor Software Corp., Term Loan, (3-month USD-LIBOR + 7.75%) 9.416% 2028[2,3]		465	454
Front Range BidCo, Inc. 6.125% 2028[1]		839	608
Frontier Communications Corp. 5.875% 2027[1]		1,550	1,398
Frontier Communications Corp. 5.00% 2028[1]		3,780	3,222
Frontier Communications Corp. 6.75% 2029[1]		1,990	1,642
Frontier Communications Holdings, LLC 5.875% 2029		1,390	1,072
Frontier Communications Holdings, LLC 6.00% 2030[1]		750	579
Frontier Communications Holdings, LLC 8.75% 2030[1]		900	912
Gray Escrow II, Inc. 5.375% 2031[1]		925	743
Gray Television, Inc. 5.875% 2026[1]		203	190
Gray Television, Inc. 7.00% 2027[1]		828	798

American Funds Insurance Series	207

American High-Income Trust (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Corporate bonds, notes & loans (continued)
Communication services (continued)
Gray Television, Inc. 4.75% 2030[1]	USD	397	$311
iHeartCommunications, Inc. 5.25% 2027[1]		1,995	1,710
iHeartCommunications, Inc. 4.75% 2028[1]		250	206
Iliad Holding SAS 6.50% 2026[1]		1,120	1,010
Inmarsat PLC 6.75% 2026[1]		725	654
Kantar Group, LLC, Term Loan B2, (3-month USD-LIBOR + 4.50%) 6.75% 2026[2,3]		387	360
Lamar Media Corp. 3.75% 2028		61	54
Lamar Media Corp. 4.875% 2029		300	271
Lamar Media Corp. 4.00% 2030		260	219
Lamar Media Corp. 3.625% 2031		125	103
Level 3 Financing, Inc. 3.75% 2029[1]		550	426
Ligado Networks, LLC 15.50% PIK 2023[1,5]		1,727	941
Ligado Networks, LLC 17.50% PIK 2024[1,5]		290	94
Live Nation Entertainment, Inc. 3.75% 2028[1]		425	368
Magallanes, Inc. 4.279% 2032[1]		298	267
Match Group, Inc. 4.625% 2028[1]		308	280
Mav Acquisition Corp. 5.75% 2028[1]		520	446
Midas OpCo Holdings, LLC 5.625% 2029[1]		3,060	2,467
Netflix, Inc. 4.875% 2028		310	292
News Corp. 3.875% 2029[1]		1,620	1,403
News Corp. 5.125% 2032[1]		1,760	1,562
Nexstar Broadcasting, Inc. 4.75% 2028[1]		2,270	1,951
Nexstar Escrow Corp. 5.625% 2027[1]		789	722
Nielsen Finance, LLC and Nielsen Finance Co. 4.50% 2029[1]		49	44
Qwest Capital Funding, Inc. 6.875% 2028		860	767
Scripps Escrow II, Inc. 3.875% 2029[1]		750	630
Sinclair Television Group, Inc. 5.125% 2027[1]		195	165
Sinclair Television Group, Inc. 4.125% 2030[1]		1,170	930
Sirius XM Radio, Inc. 3.125% 2026[1]		1,600	1,432
Sirius XM Radio, Inc. 4.00% 2028[1]		2,385	2,072
Sirius XM Radio, Inc. 4.125% 2030[1]		445	373
Sirius XM Radio, Inc. 3.875% 2031[1]		2,590	2,067
Sprint Corp. 7.625% 2026		950	1,003
Sprint Corp. 6.875% 2028		6,606	6,966
Sprint Corp. 8.75% 2032		4,601	5,552
Summer (BC) BidCo B, LLC 5.50% 2026[1]		365	327
TEGNA, Inc. 4.625% 2028		478	448
TEGNA, Inc. 5.00% 2029		686	651
T-Mobile US, Inc. 2.625% 2026		1,000	909
T-Mobile US, Inc. 3.375% 2029		1,550	1,361
T-Mobile US, Inc. 2.875% 2031		460	383
Twitter, Inc. 5.00% 2030[1]		1,240	1,178
Univision Communications, Inc. 5.125% 2025[1]		3,195	3,013
Univision Communications, Inc. 6.625% 2027[1]		3,050	2,910
Univision Communications, Inc. 4.50% 2029[1]		4,500	3,781
Univision Communications, Inc. 7.375% 2030[1]		500	489
Univision Communications, Inc., Term Loan, (3-month USD CME Term + 4.50%) 6.25% 2029[2,3]		150	144
UPC Broadband Finco BV 4.875% 2031[1]		650	532
Virgin Media O2 4.25% 2031[1]		1,975	1,593
Virgin Media Secured Finance PLC 4.50% 2030[1]		990	816
VMED O2 UK Financing I PLC 4.75% 2031[1]		200	162
VZ Secured Financing BV 5.00% 2032[1]		1,860	1,548
Warner Music Group 3.75% 2029[1]		1,350	1,130
Warner Music Group 3.875% 2030[1]		780	650
Ziggo Bond Co. BV 5.125% 2030[1]		419	329
Ziggo Bond Finance BV 4.875% 2030[1]		1,550	1,318
ZipRecruiter, Inc. 5.00% 2030[1]		530	446
			102,048

208	American Funds Insurance Series

American High-Income Trust (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Corporate bonds, notes & loans (continued)
Health care 9.80%
AdaptHealth, LLC 5.125% 2030[1]	USD	875	$739
Avantor Funding, Inc. 4.625% 2028[1]		2,040	1,875
Avantor Funding, Inc. 3.875% 2029[1]		500	438
Bausch Health Americas, Inc. 9.25% 2026[1]		1,334	957
Bausch Health Americas, Inc. 8.50% 2027[1]		252	177
Bausch Health Companies, Inc. 5.75% 2027[1]		735	610
Bausch Health Companies, Inc. 6.125% 2027[1]		880	750
Bausch Health Companies, Inc. 4.875% 2028[1]		1,940	1,522
Bausch Health Companies, Inc. 5.00% 2028[1]		1,297	694
Bausch Health Companies, Inc. 7.00% 2028[1]		553	317
Bausch Health Companies, Inc. 5.00% 2029[1]		765	400
Bausch Health Companies, Inc. 5.25% 2030[1]		752	391
Bausch Health Companies, Inc. 5.25% 2031[1]		2,955	1,521
Catalent Pharma Solutions, Inc. 3.125% 2029[1]		285	234
Catalent Pharma Solutions, Inc. 3.50% 2030[1]		720	588
Centene Corp. 4.25% 2027		389	364
Centene Corp. 2.45% 2028		3,240	2,711
Centene Corp. 4.625% 2029		4,305	4,027
Centene Corp. 3.00% 2030		2,530	2,103
Centene Corp. 3.375% 2030		642	546
Centene Corp. 2.50% 2031		1,485	1,183
Centene Corp. 2.625% 2031		430	343
Charles River Laboratories International, Inc. 4.25% 2028[1]		561	505
Charles River Laboratories International, Inc. 3.75% 2029[1]		680	591
Charles River Laboratories International, Inc. 4.00% 2031[1]		650	555
Community Health Systems, Inc. 5.625% 2027[1]		1,550	1,316
Community Health Systems, Inc. 6.00% 2029[1]		653	542
Community Health Systems, Inc. 6.875% 2029[1]		240	156
Community Health Systems, Inc. 5.25% 2030[1]		1,305	994
DaVita, Inc. 4.625% 2030[1]		800	626
Encompass Health Corp. 4.50% 2028		496	426
Encompass Health Corp. 4.75% 2030		285	239
Endo DAC / Endo Finance, LLC / Endo Finco 9.50% 2027[1]		311	65
Endo DAC / Endo Finance, LLC / Endo Finco 6.00% 2028[1]		2,613	209
Endo International PLC 5.875% 2024[1]		520	398
Endo Luxembourg Finance Co. I SARL / Endo U.S., Inc. 6.125% 2029[1]		660	500
Grifols Escrow Issuer SA 4.75% 2028[1]		630	547
HCA, Inc. 5.875% 2026		321	323
HCA, Inc. 5.625% 2028		1,300	1,281
HCA, Inc. 5.875% 2029		255	256
HCA, Inc. 3.50% 2030		1,255	1,071
HCA, Inc. 5.50% 2047		33	30
HCA, Inc. 5.25% 2049		475	410
HCA, Inc. 4.625% 2052[1]		233	187
HCA, Inc. 7.50% 2095		250	256
HealthEquity, Inc. 4.50% 2029[1]		730	640
IMS Health Holdings, Inc. 5.00% 2026[1]		823	786
Jazz Securities DAC 4.375% 2029[1]		1,476	1,316
Mallinckrodt PLC 10.00% 2025[1]		1,144	1,104
Minerva Merger Sub, Inc. 6.50% 2030[1]		640	534
Molina Healthcare, Inc. 4.375% 2028[1]		1,135	1,016
Molina Healthcare, Inc. 3.875% 2030[1]		2,309	1,977
Molina Healthcare, Inc. 3.875% 2032[1]		2,115	1,778
Mozart Debt Merger Sub, Inc. 3.875% 2029[1]		220	188
Mozart Debt Merger Sub, Inc. 5.25% 2029[1]		1,705	1,406
Option Care Health, Inc. 4.375% 2029[1]		290	249
Organon Finance 1, LLC 4.125% 2028[1]		535	475
Organon Finance 1, LLC 5.125% 2031[1]		240	208
Owens & Minor, Inc. 4.375% 2024		1,185	1,160
Owens & Minor, Inc. 4.50% 2029[1]		990	810
Owens & Minor, Inc. 6.625% 2030[1]		1,075	983

American Funds Insurance Series	209

American High-Income Trust (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Corporate bonds, notes & loans (continued)
Health care (continued)
Par Pharmaceutical, Inc. 7.50% 2027[1]	USD	4,505	$3,438
Radiology Partners, Inc. 9.25% 2028[1]		1,503	1,131
RP Escrow Issuer, LLC 5.25% 2025[1]		1,015	879
Select Medical Holdings Corp. 6.25% 2026[1]		554	518
Surgery Center Holdings 10.00% 2027[1]		416	404
Syneos Health, Inc. 3.625% 2029[1]		530	449
Team Health Holdings, Inc. 6.375% 2025[1]		704	493
Team Health Holdings, Inc., Term Loan B, (3-month USD CME Term SOFR + 5.25%) 6.775% 2027[2,3]		277	235
Tenet Healthcare Corp. 4.625% 2024		130	125
Tenet Healthcare Corp. 4.875% 2026[1]		5,130	4,737
Tenet Healthcare Corp. 5.125% 2027[1]		710	640
Tenet Healthcare Corp. 6.25% 2027[1]		500	461
Tenet Healthcare Corp. 4.625% 2028[1]		890	776
Tenet Healthcare Corp. 6.125% 2028[1]		640	550
Tenet Healthcare Corp. 4.25% 2029[1]		990	837
Tenet Healthcare Corp. 4.375% 2030[1]		1,450	1,230
Tenet Healthcare Corp. 6.125% 2030[1]		610	565
Tenet Healthcare Corp. 6.875% 2031		100	89
Teva Pharmaceutical Finance Co. BV 6.00% 2024		3,379	3,337
Teva Pharmaceutical Finance Co. BV 7.125% 2025		2,209	2,159
Teva Pharmaceutical Finance Co. BV 3.15% 2026		2,514	2,070
Teva Pharmaceutical Finance Co. BV 4.75% 2027		570	488
Teva Pharmaceutical Finance Co. BV 6.75% 2028		2,238	2,090
Teva Pharmaceutical Finance Co. BV 5.125% 2029		6,555	5,417
Teva Pharmaceutical Finance Co. BV 4.10% 2046		212	133
Valeant Pharmaceuticals International, Inc. 9.00% 2025[1]		1,971	1,462
			83,316

Materials 9.47%
Alcoa Nederland Holding BV 5.50% 2027[1]		510	484
Alcoa Nederland Holding BV 4.125% 2029[1]		430	385
Allegheny Technologies, Inc. 5.875% 2027		200	177
Allegheny Technologies, Inc. 4.875% 2029		1,975	1,578
Allegheny Technologies, Inc. 5.125% 2031		880	675
ArcelorMittal 7.00% 2039		488	493
ArcelorMittal 6.75% 2041		755	748
Arconic Corp. 6.00% 2025[1]		360	352
Arconic Rolled Products Corp. 6.125% 2028[1]		200	187
Ardagh Group SA 6.50% Cash 2027[1,5]		422	314
Ardagh Metal Packaging Finance USA, LLC 6.00% 2027[1]		750	744
Ardagh Metal Packaging Finance USA, LLC 3.25% 2028[1]		500	427
Ardagh Metal Packaging Finance USA, LLC 4.00% 2029[1]		650	524
Ardagh Packaging Finance 4.125% 2026[1]		900	764
Axalta Coating Systems, LLC 4.75% 2027[1]		460	414
Ball Corp. 2.875% 2030		160	129
Ball Corp. 3.125% 2031		810	655
BWAY Parent Co., Inc. 5.50% 2024[1]		1,329	1,272
Can-Pack SA / Canpack US, LLC 3.875% 2029[1]		1,960	1,532
Cleveland-Cliffs, Inc. 6.75% 2026[1]		362	360
Cleveland-Cliffs, Inc. 5.875% 2027		2,880	2,691
Cleveland-Cliffs, Inc. 7.00% 2027		297	295
Cleveland-Cliffs, Inc. 4.625% 2029[1]		1,655	1,463
Cleveland-Cliffs, Inc. 4.875% 2031[1]		1,990	1,759
Consolidated Energy Finance SA 6.50% 2026[1]		600	554
Consolidated Energy Finance SA 5.625% 2028[1]		735	592
Constellium SE 3.75% 2029[1]		350	278
Crown Holdings, Inc. 5.25% 2030[1]		240	225
CVR Partners LP 6.125% 2028[1]		1,125	1,007
Diamond (BC) BV 4.625% 2029[1]		205	164

210	American Funds Insurance Series

American High-Income Trust (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Corporate bonds, notes & loans (continued)
Materials (continued)
Element Solutions, Inc. 3.875% 2028[1]	USD	620	$513
First Quantum Minerals, Ltd. 7.50% 2025[1]		3,893	3,688
First Quantum Minerals, Ltd. 6.875% 2026[1]		2,726	2,516
First Quantum Minerals, Ltd. 6.875% 2027[1]		5,910	5,294
FMG Resources 4.375% 2031[1]		585	479
Freeport-McMoRan, Inc. 4.25% 2030		437	398
Freeport-McMoRan, Inc. 5.45% 2043		411	381
FXI Holdings, Inc. 7.875% 2024[1]		4,740	4,121
FXI Holdings, Inc. 12.25% 2026[1]		5,685	5,070
GPC Merger Sub, Inc. 7.125% 2028[1]		534	429
Graphic Packaging International, LLC 3.75% 2030[1]		600	509
Hexion, Inc., Term Loan, (3-month USD CME Term SOFR + 4.50%) 5.924% 2029[2,3]		455	409
Joseph T. Ryerson & Son, Inc. 8.50% 2028[1]		133	137
Kaiser Aluminum Corp. 4.625% 2028[1]		478	399
Labl, Inc. 5.875% 2028[1]		500	405
Labl, Inc. 8.25% 2029[1]		1,300	984
LSB Industries, Inc. 6.25% 2028[1]		1,510	1,335
Mercer International, Inc. 5.125% 2029		400	342
Methanex Corp. 5.125% 2027		3,740	3,307
Methanex Corp. 5.25% 2029		520	440
Methanex Corp. 5.65% 2044		465	329
Mineral Resources, Ltd. 8.00% 2027[1]		1,310	1,279
Mineral Resources, Ltd. 8.50% 2030[1]		1,720	1,697
Neon Holdings, Inc. 10.125% 2026[1]		840	801
Nova Chemicals Corp. 4.875% 2024[1]		675	643
Nova Chemicals Corp. 5.00% 2025[1]		295	270
Nova Chemicals Corp. 5.25% 2027[1]		2,036	1,752
Nova Chemicals Corp. 4.25% 2029[1]		2,330	1,825
Novelis Corp. 3.25% 2026[1]		745	631
Novelis Corp. 4.75% 2030[1]		1,013	844
Novelis Corp. 3.875% 2031[1]		1,417	1,094
Olin Corp. 5.625% 2029		200	179
Olin Corp. 5.00% 2030		180	156
Olympus Water US Holding Corp. 6.25% 2029[1]		265	185
Owens-Illinois, Inc. 5.875% 2023[1]		420	416
Owens-Illinois, Inc. 6.375% 2025[1]		265	253
Rayonier A.M. Products, Inc. 7.625% 2026[1]		85	74
SCIH Salt Holdings, Inc. 4.875% 2028[1]		2,435	2,029
SCIH Salt Holdings, Inc. 6.625% 2029[1]		1,225	970
SCIL IV, LLC 5.375% 2026[1]		500	401
Scotts Miracle-Gro Co. 4.50% 2029		639	525
Scotts Miracle-Gro Co. 4.375% 2032		455	347
Sealed Air Corp. 4.00% 2027[1]		316	286
Sealed Air Corp. 5.00% 2029[1]		440	412
Silgan Holdings, Inc. 4.125% 2028		377	339
Summit Materials, Inc. 6.50% 2027[1]		360	348
Summit Materials, Inc. 5.25% 2029[1]		955	835
Trivium Packaging BV 5.50% 2026[1]		330	313
Trivium Packaging BV 8.50% 2027[1]		403	378
Tronox, Ltd. 4.625% 2029[1]		730	589
Unifrax Escrow Issuer Corp. 5.25% 2028[1]		234	187
Valvoline, Inc. 4.25% 2030[1]		353	295
Valvoline, Inc. 3.625% 2031[1]		620	497
Venator Materials Corp. 5.75% 2025[1]		3,501	2,808
Venator Materials Corp. 9.50% 2025[1]		1,155	1,161
W. R. Grace Holdings, LLC 4.875% 2027[1]		655	571
W. R. Grace Holdings, LLC 5.625% 2029[1]		440	325
Warrior Met Coal, Inc. 7.875% 2028[1]		2,170	2,071
			80,513

American Funds Insurance Series	211

American High-Income Trust (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Corporate bonds, notes & loans (continued)
Industrials 8.65%
AAdvantage Loyalty IP, Ltd. 5.50% 2026[1]	USD	990	$913
ADT Security Corp. 4.125% 2029[1]		735	599
Allison Transmission Holdings, Inc. 3.75% 2031[1]		1,235	992
Atkore, Inc. 4.25% 2031[1]		385	320
Atlantic Aviation FBO, Inc., Term Loan, (3-month USD-LIBOR + 5.75%) 7.416% 2029[2,3]		2,180	2,098
ATS Automation Tooling Systems, Inc. 4.125% 2028[1]		275	230
Avis Budget Car Rental, LLC 5.75% 2027[1]		885	788
Avis Budget Group, Inc. 5.375% 2029[1]		900	750
Avolon Holdings Funding, Ltd. 5.25% 2024[1]		660	649
Avolon Holdings Funding, Ltd. 2.528% 2027[1]		2,098	1,712
BlueLinx Holdings, Inc. 6.00% 2029[1]		500	391
Bohai Financial Investment Holding Co., Ltd. 4.50% 2023[1]		132	131
Bombardier, Inc. 7.50% 2024[1]		474	446
Bombardier, Inc. 7.50% 2025[1]		1,242	1,126
Bombardier, Inc. 7.125% 2026[1]		3,425	2,835
Bombardier, Inc. 7.875% 2027[1]		5,493	4,587
Bombardier, Inc. 6.00% 2028[1]		2,475	1,859
Bombardier, Inc. 7.45% 2034[1]		450	340
Builders FirstSource, Inc. 4.25% 2032[1]		1,230	939
BWX Technologies, Inc. 4.125% 2028[1]		740	660
BWX Technologies, Inc. 4.125% 2029[1]		1,005	884
Clarivate Science Holdings Corp. 3.875% 2028[1]		1,595	1,337
Clarivate Science Holdings Corp. 4.875% 2029[1]		1,265	1,042
Clean Harbors, Inc. 4.875% 2027[1]		766	702
CoreLogic, Inc. 4.50% 2028[1]		4,279	3,302
CoreLogic, Inc., Term Loan, (3-month USD-LIBOR + 6.50%) 8.188% 2029[2,3]		660	485
Covanta Holding Corp. 5.00% 2030		1,340	1,097
Covert Mergeco, Inc. 4.875% 2029[1]		1,295	1,055
Dun & Bradstreet Corp. 5.00% 2029[1]		1,585	1,371
Garda World Security Corp. 6.00% 2029[1]		150	115
GFL Environmental, Inc. 3.50% 2028[1]		1,390	1,194
Global Infrastructure Solutions, Inc. 5.625% 2029[1]		500	391
Gol Finance SA 8.00% 2026		200	133
Harsco Corp. 5.75% 2027[1]		700	561
Herc Holdings, Inc. 5.50% 2027[1]		200	183
Howmet Aerospace, Inc. 5.95% 2037		150	142
Icahn Enterprises Finance Corp. 4.75% 2024		1,080	1,011
JELD-WEN Holding, Inc. 4.875% 2027[1]		543	424
Labl Escrow Issuer, LLC 6.75% 2026[1]		450	406
Labl Escrow Issuer, LLC 10.50% 2027[1]		1,170	1,019
LSC Communications, Inc. 8.75% 2023[1,4,7,8]		8,933	87
LSC Communications, Inc., Term Loan B, (USD Prime Rate + 4.50%) 7.75% 2022[2,3,4,7,8]		301	3
Masonite International Corp. 3.50% 2030[1]		530	423
MasTec, Inc. 4.50% 2028[1]		460	414
Maxar Technologies, Inc. 7.75% 2027[1]		345	342
Meritor, Inc. 4.50% 2028[1]		210	202
Mueller Water Products, Inc. 4.00% 2029[1]		275	240
Nielsen Finance, LLC and Nielsen Finance Co. 5.625% 2028[1]		250	233
Nielsen Finance, LLC and Nielsen Finance Co. 5.875% 2030[1]		1,100	1,012
Nielsen Finance, LLC and Nielsen Finance Co. 4.75% 2031[1]		511	460
Park River Holdings, Inc. 5.625% 2029[1]		775	484
PGT Innovations, Inc. 4.375% 2029[1]		1,125	889
Pitney Bowes, Inc. 6.875% 2027[1]		600	477
PM General Purchaser, LLC 9.50% 2028[1]		2,198	1,779
Prime Security Services Borrower, LLC 3.375% 2027[1]		475	393
Prime Security Services Borrower, LLC 6.25% 2028[1]		627	526
R.R. Donnelley & Sons Co. 6.125% 2026[1]		375	351
Roller Bearing Company of America, Inc. 4.375% 2029[1]		170	145
Sensata Technologies, Inc. 3.75% 2031[1]		500	402
SkyMiles IP, Ltd. 4.75% 2028[1]		1,715	1,621

212	American Funds Insurance Series

American High-Income Trust (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Corporate bonds, notes & loans (continued)
Industrials (continued)
SRS Distribution, Inc. 4.625% 2028[1]	USD	480	$421
Stericycle, Inc. 5.375% 2024[1]		1,135	1,098
Stericycle, Inc. 3.875% 2029[1]		1,360	1,114
The Brink’s Co. 4.625% 2027[1]		719	640
Titan International, Inc. 7.00% 2028		750	706
TransDigm, Inc. 6.25% 2026[1]		1,638	1,584
TransDigm, Inc. 6.375% 2026		240	225
TransDigm, Inc. 6.875% 2026		460	430
TransDigm, Inc. 5.50% 2027		855	728
TransDigm, Inc. 4.625% 2029		155	125
TransDigm, Inc. 4.875% 2029		450	367
Triumph Group, Inc. 6.25% 2024[1]		4,172	3,727
Triumph Group, Inc. 8.875% 2024[1]		536	541
Triumph Group, Inc. 7.75% 2025[1]		1,140	879
Uber Technologies, Inc. 8.00% 2026[1]		498	497
United Airlines Holdings, Inc. 6.50% 2027[1]		3,795	3,741
United Airlines, Inc. 4.375% 2026[1]		480	425
United Airlines, Inc. 4.625% 2029[1]		660	562
United Rentals, Inc. 4.875% 2028		680	644
United Rentals, Inc. 3.875% 2031		525	444
United Rentals, Inc. 3.75% 2032		450	370
Vertical Holdco GMBH 7.625% 2028[1]		835	751
Vertical U.S. Newco, Inc. 5.25% 2027[1]		2,055	1,836
WESCO Distribution, Inc. 7.125% 2025[1]		675	675
WESCO Distribution, Inc. 7.25% 2028[1]		735	729
Western Global Airlines, LLC 10.375% 2025[1]		475	458
XPO Logistics, Inc. 6.25% 2025[1]		136	135
			73,554

Financials 7.21%
Advisor Group Holdings, LLC 6.25% 2028[1]		2,191	1,915
AG Merger Sub II, Inc. 10.75% 2027[1]		3,800	3,763
Alliant Holdings Intermediate, LLC 6.75% 2027[1]		1,741	1,549
Alliant Holdings Intermediate, LLC / Alliant Holdings 4.25% 2027[1]		890	771
Alliant Holdings Intermediate, LLC / Alliant Holdings 5.875% 2029[1]		1,560	1,297
AmWINS Group, Inc. 4.875% 2029[1]		1,260	1,033
Aretec Escrow Issuer, Inc. 7.50% 2029[1]		2,375	2,028
Ascensus, Inc., Term Loan, (3-month USD-LIBOR + 6.50%) 7.50% 2029[2,3]		1,245	1,153
AssuredPartners, Inc. 8.00% 2027[1]		437	410
AssuredPartners, Inc. 5.625% 2029[1]		365	293
BroadStreet Partners, Inc. 5.875% 2029[1]		575	451
Castlelake Aviation Finance DAC 5.00% 2027[1]		1,840	1,531
Coinbase Global, Inc. 3.375% 2028[1]		1,875	1,186
Coinbase Global, Inc. 3.625% 2031[1]		1,545	872
Compass Diversified Holdings 5.25% 2029[1]		4,005	3,313
Compass Diversified Holdings 5.00% 2032[1]		1,330	1,031
Credit Acceptance Corp. 5.125% 2024[1]		325	307
Digital Currency Group, Inc., Term Loan, (3-month USD-LIBOR + 7.00%) 8.00% 2026[2,3,7,8]		947	838
Digital Currency Group, Inc., Term Loan, 8.75% 2026[2,7,8]		1,263	1,074
FS Energy and Power Fund 7.50% 2023[1]		2,784	2,795
Hightower Holding, LLC 6.75% 2029[1]		905	682
HUB International, Ltd. 7.00% 2026[1]		2,310	2,177
HUB International, Ltd. 5.625% 2029[1]		240	199
Icahn Enterprises Finance Corp. 5.25% 2027		277	246
Icahn Enterprises Finance Corp. 4.375% 2029		675	547
Iron Mountain Information Management Services, Inc. 5.00% 2032[1]		725	587
Ladder Capital Corp. 4.25% 2027[1]		1,429	1,156
LPL Holdings, Inc. 4.625% 2027[1]		1,592	1,489
LPL Holdings, Inc. 4.00% 2029[1]		1,370	1,174

American Funds Insurance Series	213

American High-Income Trust (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Corporate bonds, notes & loans (continued)
Financials (continued)
LPL Holdings, Inc. 4.375% 2031[1]	USD	1,135	$972
MGIC Investment Corp. 5.25% 2028		525	471
MidCap Financial Issuer Trust 6.50% 2028[1]		750	647
MSCI, Inc. 4.00% 2029[1]		900	800
MSCI, Inc. 3.625% 2030[1]		66	55
MSCI, Inc. 3.625% 2031[1]		1,325	1,093
MSCI, Inc. 3.875% 2031[1]		1,450	1,244
MSCI, Inc. 3.25% 2033[1]		945	755
National Financial Partners Corp. 6.875% 2028[1]		739	612
Navient Corp. 5.50% 2023		1,429	1,419
Navient Corp. 5.875% 2024		1,450	1,335
Navient Corp. 6.125% 2024		1,147	1,090
Navient Corp. 6.75% 2025		550	497
Navient Corp. 6.75% 2026		400	355
Navient Corp. 5.00% 2027		2,883	2,375
Navient Corp. 4.875% 2028		320	251
Navient Corp. 5.50% 2029		2,280	1,761
Navient Corp. 5.625% 2033		1,778	1,237
Onemain Finance Corp. 3.875% 2028		206	158
OneMain Holdings, Inc. 7.125% 2026		1,335	1,237
Owl Rock Capital Corp. 3.75% 2025		600	556
Owl Rock Capital Corp. 3.40% 2026		290	255
Owl Rock Capital Corp. II 4.625% 2024[1]		450	428
Owl Rock Capital Corp. III 3.125% 2027[1]		600	513
Owl Rock Core Income Corp. 4.70% 2027[1]		800	730
Oxford Finance, LLC / Oxford Finance Co-Issuer II, Inc. 6.375% 2027[1]		1,893	1,816
Quicken Loans, LLC 3.625% 2029[1]		455	359
Rocket Mortgage / Rocket Mortgage Co-Issuer, Inc. 2.875% 2026[1]		520	431
Ryan Specialty Group, LLC 4.375% 2030[1]		725	632
Springleaf Finance Corp. 6.125% 2024		367	351
Springleaf Finance Corp. 6.625% 2028		340	304
Springleaf Finance Corp. 5.375% 2029		183	149
Starwood Property Trust, Inc. 4.375% 2027[1]		570	496
			61,251

Information technology 4.88%
Almonde, Inc., Term Loan, (3-month USD-LIBOR + 7.25%) 8.489% 2025[2,3]		3,674	3,181
Applied Systems, Inc., Term Loan, (3-month USD-LIBOR + 5.50%) 6.506% 2025[2,3]		822	797
Avaya, Inc. 6.125% 2028[1]		490	321
Black Knight, Inc. 3.625% 2028[1]		410	356
BMC Software, Inc. 7.125% 2025[1]		180	173
BMC Software, Inc. 9.125% 2026[1]		240	225
BMC Software, Inc., Term Loan, (3-month USD-LIBOR + 5.50%) 6.128% 2026[2,3]		1,220	1,136
Booz Allen Hamilton, Inc. 3.875% 2028[1]		1,765	1,565
Booz Allen Hamilton, Inc. 4.00% 2029[1]		880	769
CA Magnum Holdings 5.375% 2026[1]		220	191
CDK Global, Inc. 7.25% 2029[1]		1,550	1,494
Ciena Corp. 4.00% 2030[1]		440	380
CommScope Finance, LLC 6.00% 2026[1]		430	397
CommScope Finance, LLC 8.25% 2027[1]		310	246
CommScope Technologies, LLC 6.00% 2025[1]		380	329
CommScope Technologies, LLC 5.00% 2027[1]		220	163
Condor Merger Sub, Inc. 7.375% 2030[1]		850	693
Diebold Nixdorf AG, Term Loan B, (3-month USD-LIBOR + 2.75%) 4.00% 2023[2,3]		1,631	1,384
Diebold Nixdorf, Inc. 9.375% 2025[1]		7,304	5,116
Diebold, Inc. 8.50% 2024		1,301	678
Elastic NV 4.125% 2029[1]		350	293
Entegris Escrow Corp. 4.75% 2029[1]		790	737
Fair Isaac Corp. 4.00% 2028[1]		1,695	1,505
Gartner, Inc. 4.50% 2028[1]		2,098	1,930

214	American Funds Insurance Series

American High-Income Trust (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Corporate bonds, notes & loans (continued)
Information technology (continued)
Gartner, Inc. 3.75% 2030[1]	USD	450	$384
GoDaddy Operating Co. 5.25% 2027[1]		390	358
GoDaddy Operating Co. 3.50% 2029[1]		210	177
Imola Merger Corp. 4.75% 2029[1]		300	252
MicroStrategy, Inc. 6.125% 2028[1]		385	307
MoneyGram International, Inc. 5.375% 2026[1]		1,575	1,502
NCR Corp. 5.00% 2028[1]		315	268
NCR Corp. 5.125% 2029[1]		3,409	2,890
NCR Corp. 5.25% 2030[1]		116	100
Rocket Software, Inc. 6.50% 2029[1]		785	569
Sabre GLBL, Inc. 7.375% 2025[1]		48	45
Sabre Holdings Corp. 9.25% 2025[1]		338	326
Square, Inc. 2.75% 2026[1]		2,125	1,891
Square, Inc. 3.50% 2031[1]		1,675	1,338
Synaptics, Inc. 4.00% 2029[1]		375	305
UKG, Inc., Term Loan B, (3-month USD-LIBOR + 3.25%) 4.212% 2026[2,3]		468	441
UKG, Inc., Term Loan, (3-month USD-LIBOR + 5.25%) 6.212% 2027[2,3]		2,545	2,364
Unisys Corp. 6.875% 2027[1]		1,795	1,570
VeriSign, Inc. 5.25% 2025		132	133
Veritas Holdings, Ltd. 7.50% 2025[1]		1,481	1,114
Viavi Solutions, Inc. 3.75% 2029[1]		230	193
Xerox Corp. 5.00% 2025[1]		570	531
Xerox Corp. 5.50% 2028[1]		435	364
			41,481

Consumer staples 3.89%
Albertsons Companies, Inc. 4.625% 2027[1]		1,060	949
Albertsons Companies, Inc. 5.875% 2028[1]		190	178
Albertsons Companies, Inc. 3.50% 2029[1]		2,628	2,135
Albertsons Companies, Inc. 4.875% 2030[1]		335	288
B&G Foods, Inc. 5.25% 2025		612	565
B&G Foods, Inc. 5.25% 2027		1,428	1,237
Central Garden & Pet Co. 4.125% 2030		1,060	871
Central Garden & Pet Co. 4.125% 2031[1]		1,005	808
Coty, Inc. 5.00% 2026[1]		700	643
Coty, Inc. 6.50% 2026[1]		320	296
Coty, Inc. 4.75% 2029[1]		875	753
Darling Ingredients, Inc. 5.25% 2027[1]		689	668
Darling Ingredients, Inc. 6.00% 2030[1]		950	948
Edgewell Personal Care Co. 5.50% 2028[1]		275	251
Energizer Holdings, Inc. 4.375% 2029[1]		545	419
Ingles Markets, Inc. 4.00% 2031[1]		345	299
Kraft Heinz Company 3.875% 2027		375	363
Kraft Heinz Company 4.375% 2046		646	539
Kraft Heinz Company 5.50% 2050		440	423
Kronos Acquisition Holdings, Inc. 5.00% 2026[1]		1,816	1,555
Kronos Acquisition Holdings, Inc. 7.00% 2027[1]		2,890	2,171
Lamb Weston Holdings, Inc. 4.875% 2028[1]		260	245
Lamb Weston Holdings, Inc. 4.125% 2030[1]		2,500	2,171
Lamb Weston Holdings, Inc. 4.375% 2032[1]		810	706
Nestle Skin Health SA, Term Loan B3, (3-month USD-LIBOR + 3.75%) 6.00% 2026[2,3]		788	732
Performance Food Group, Inc. 5.50% 2027[1]		570	529
Performance Food Group, Inc. 4.25% 2029[1]		483	404
Pilgrim’s Pride Corp. 5.875% 2027[1]		720	691
Post Holdings, Inc. 5.625% 2028[1]		1,449	1,379
Post Holdings, Inc. 5.50% 2029[1]		811	727
Post Holdings, Inc. 4.625% 2030[1]		3,355	2,837
Post Holdings, Inc. 4.50% 2031[1]		1,350	1,108
Prestige Brands International, Inc. 5.125% 2028[1]		103	96

American Funds Insurance Series	215

American High-Income Trust (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Corporate bonds, notes & loans (continued)
Consumer staples (continued)
Prestige Brands International, Inc. 3.75% 2031[1]	USD	1,275	$1,059
Simmons Foods, Inc. 4.625% 2029[1]		993	841
TreeHouse Foods, Inc. 4.00% 2028		1,415	1,155
United Natural Foods, Inc. 6.75% 2028[1]		1,700	1,591
US Foods, Inc. 4.625% 2030[1]		460	388
			33,018

Utilities 3.26%
AmeriGas Partners LP 5.875% 2026		275	257
AmeriGas Partners LP 5.75% 2027		392	359
Calpine Corp. 4.50% 2028[1]		150	136
Calpine Corp. 5.125% 2028[1]		518	457
Calpine Corp. 3.75% 2031[1]		500	408
DPL, Inc. 4.125% 2025		765	708
Emera, Inc. 6.75% 2076 (3-month USD-LIBOR + 5.44% on 6/15/2026)[6]		1,155	1,119
FirstEnergy Corp. 2.25% 2030		980	778
FirstEnergy Corp. 2.65% 2030		624	516
FirstEnergy Corp. 7.375% 2031		337	379
FirstEnergy Corp. 3.40% 2050		470	320
FirstEnergy Corp., Series C, 5.35% 2047[6]		475	402
FirstEnergy Transmission, LLC 2.866% 2028[1]		325	275
FirstEnergy Transmission, LLC 4.55% 2049[1]		100	81
NextEra Energy Partners LP 4.25% 2024[1]		122	117
NGL Energy Partners LP 7.50% 2026		650	487
NRG Energy, Inc. 3.625% 2031[1]		1,130	888
Pacific Gas and Electric Co. 4.55% 2030		623	554
Pacific Gas and Electric Co. 3.95% 2047		500	347
Pacific Gas and Electric Co. 3.50% 2050		400	268
PG&E Corp. 5.00% 2028		3,205	2,713
PG&E Corp. 5.25% 2030		3,040	2,507
PG&E Corp., Term Loan, (3-month USD-LIBOR + 3.00%) 4.688% 2025[2,3]		250	236
Talen Energy Corp. 10.50% 2026[1]		2,987	1,941
Talen Energy Corp. 7.25% 2027[1,4]		4,699	4,634
Talen Energy Corp. 6.625% 2028[1]		130	126
Talen Energy Corp., Term Loan, (3-month USD CME Term SOFR + 4.75%) 5.949% 2023[2,3]		3,085	3,058
Talen Energy Corp., Term Loan B, (3-month USD-LIBOR + 3.75%) 5.416% 2026[2,3,4]		500	480
Talen Energy Supply, LLC 7.625% 2028[1,4]		489	480
Targa Resources Partners LP 4.00% 2032		550	472
Venture Global Calcasieu Pass, LLC 3.875% 2029[1]		1,190	1,044
Vistra Operations Co., LLC 3.55% 2024[1]		231	223
Vistra Operations Co., LLC 5.625% 2027[1]		970	914
			27,684

Real estate 2.98%
Brookfield Property REIT, Inc. 5.75% 2026[1]		2,284	2,091
Diversified Healthcare Trust 4.375% 2031		560	382
Forestar Group, Inc. 3.85% 2026[1]		465	383
Forestar Group, Inc. 5.00% 2028[1]		92	75
Howard Hughes Corp. 5.375% 2028[1]		1,447	1,215
Howard Hughes Corp. 4.125% 2029[1]		2,043	1,579
Howard Hughes Corp. 4.375% 2031[1]		2,218	1,645
Iron Mountain, Inc. 4.875% 2027[1]		1,616	1,465
Iron Mountain, Inc. 5.00% 2028[1]		367	326
Iron Mountain, Inc. 5.25% 2028[1]		1,214	1,092
Iron Mountain, Inc. 5.25% 2030[1]		2,680	2,335
Iron Mountain, Inc. 4.50% 2031[1]		950	779
Kennedy-Wilson Holdings, Inc. 4.75% 2029		2,505	2,033
Kennedy-Wilson Holdings, Inc. 4.75% 2030		2,315	1,815

216	American Funds Insurance Series

American High-Income Trust (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Corporate bonds, notes & loans (continued)
Real estate (continued)
Kennedy-Wilson Holdings, Inc. 5.00% 2031	USD	2,265	$1,759
Ladder Capital Corp. 5.25% 2025[1]		740	671
Ladder Capital Corp. 4.75% 2029[1]		100	77
Medical Properties Trust, Inc. 5.00% 2027		638	585
Medical Properties Trust, Inc. 3.50% 2031		239	189
Park Intermediate Holdings, LLC 4.875% 2029[1]		820	705
Realogy Corp. 5.75% 2029[1]		2,028	1,541
Realogy Corp. 5.25% 2030[1]		922	685
RHP Hotel Properties LP / RHP Finance Corp. 4.50% 2029[1]		535	455
RLJ Lodging Trust, LP 4.00% 2029[1]		800	659
WeWork Companies, LLC 5.00% 2025[1]		1,170	757
			25,298

Total corporate bonds, notes & loans			767,210

Mortgage-backed obligations 0.07%
Collateralized mortgage-backed obligations 0.07%
Treehouse Park Improvement Association No.1 - Anleihen 9.75% 2033[1,7,8]		712	631

Asset-backed obligations 0.02%
Castlelake Aircraft Securitization Trust, Series 2017-1R, Class C, 6.50% 2041[1,9]		248	129

Total bonds, notes & other debt instruments (cost: $894,827,000)			767,970

Convertible bonds & notes 0.06%
Communication services 0.05%
DISH DBS Corp., convertible notes, 3.375% 2026		635	430

Energy 0.01%
Mesquite Energy, Inc., convertible notes, 13.14% Cash 2023[1,5,7,8]		79	79

Total convertible bonds & notes (cost: $719,000)			509

Convertible stocks 0.09%		Shares
Financials 0.05%
2020 Cash Mandatory Exchangeable Trust, convertible preferred shares, 5.25% 2023[1]		411	473

Utilities 0.04%
PG&E Corp., convertible preferred units, 5.50% 2023		3,350	320

Total convertible stocks (cost: $677,000)			793

Common stocks 4.61%
Health care 2.42%
Rotech Healthcare, Inc.[7,8,10,11]		201,793	20,582

Energy 1.43%
Chesapeake Energy Corp.		51,857	4,206
Oasis Petroleum, Inc.		21,768	2,648
Ascent Resources - Utica, LLC, Class A7,8,10,11		6,297,894	1,700
Denbury, Inc.[10]		22,380	1,343
Weatherford International[10]		40,159	850
California Resources Corp.		17,202	662

American Funds Insurance Series	217

American High-Income Trust (continued)

Common stocks (continued)	Shares	Value (000)
Energy (continued)
Diamond Offshore Drilling, Inc.[10]	82,188	$484
Diamond Offshore Drilling, Inc.[1,10]	28,784	170
McDermott International, Ltd.[7,8,10]	107,875	62
Mesquite Energy, Inc.[7,8,10]	3,558	21
Bighorn Permian Resources, LLC[7,8,10]	2,894	15
Constellation Oil Services Holding SA, Class B-1[7,8,10]	3,449,949	—	[12]
		12,161

Consumer discretionary 0.34%
NMG Parent, LLC[10]	9,965	1,794
MYT Holding Co., Class B7,8,10	608,846	1,065
		2,859

Financials 0.32%
Jonah Energy Parent, LLC[7,8]	38,716	2,485
Navient Corp.	20,000	280
		2,765

Information technology 0.05%
MoneyGram International, Inc.[10]	41,400	414

Communication services 0.05%
Intelsat SA7,8,10	8,164	220
iHeartMedia, Inc., Class A10	22,639	179
		399

Total common stocks (cost: $15,065,000)		39,180

Preferred securities 0.31%
Consumer discretionary 0.27%
MYT Holdings, LLC, Series A, preferred shares, 10.00% 2029[10]	2,095,904	2,295

Industrials 0.04%
ACR III LSC Holdings, LLC, Series B, preferred shares[1,7,8,10]	1,022	326

Total preferred securities (cost: $2,933,000)		2,621

Rights & warrants 0.19%
Consumer discretionary 0.15%
NMG Parent, LLC, warrants, expire 2027[7,10]	27,111	1,293

Energy 0.04%
Chesapeake Energy Corp., Class B, warrants, expire 2026[10]	2,867	162
Chesapeake Energy Corp., Class A, warrants, expire 2026[10]	1,440	96
Chesapeake Energy Corp., Class C, warrants, expire 2026[10]	1,102	58
		316

Communication services 0.00%
Intelsat Jackson Holdings SA (CVR), Series A7,8,10	855	4
Intelsat Jackson Holdings SA (CVR), Series B7,8,10	855	3
		7

Total rights & warrants (cost: $699,000)		1,616

218	American Funds Insurance Series

American High-Income Trust (continued)

Short-term securities 2.60%	Shares	Value (000)
Money market investments 2.60%
Capital Group Central Cash Fund 1.38%[13,14]	220,640	$22,060

Total short-term securities (cost: $22,062,000)		22,060
Total investment securities 98.22% (cost: $936,982,000)		834,749
Other assets less liabilities 1.78%		15,127

Net assets 100.00%		$849,876

Futures contracts

Contracts	Type	Number of contracts	Expiration	Notional amount (000)	Value and unrealized appreciation at 6/30/2022 (000)
5 Year U.S. Treasury Note Futures	Short	21	September 2022	USD (2,357)	$18
10 Year U.S. Treasury Note Futures	Short	17	September 2022	(2,015)	27
30 Year Ultra U.S. Treasury Bond Futures	Short	6	September 2022	(926)	28
					$73

Swap contracts

Credit default swaps

Centrally cleared credit default swaps on credit indices — buy protection

Reference index	Financing rate paid	Payment frequency	Expiration date	Notional amount (000)	Value at 6/30/2022 (000)	Upfront premium paid (000)	Unrealized appreciation at 6/30/2022 (000)
CDX.NA.HY.38	5.00%	Quarterly	6/20/2027	USD 14,167	$427	$6	$421

Investments in affiliates14

	Value of affiliate at 1/1/2022 (000)	Additions (000)	Reductions (000)	Net realized loss (000)	Net unrealized depreciation (000)	Value of affiliate at 6/30/2022 (000)	Dividend income (000)
Short-term securities 2.60%
Money market investments 2.60%
Capital Group Central Cash Fund 1.38%[13]	$17,238	$130,229	$125,397	$(4)	$(6)	$22,060	$68

Private placement securities11

	Acquisition date	Cost (000)	Value (000)	Percent of net assets
Rotech Healthcare, Inc.	9/26/2013	$4,331	$20,582	2.42%
Ascent Resources - Utica, LLC, Class A	11/15/2016	302	1,700	.20
Total		$4,633	$22,282	2.62%

American Funds Insurance Series	219

American High-Income Trust (continued)

[1]	Acquired in a transaction exempt from registration under Rule 144A of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $566,024,000, which represented 66.60% of the net assets of the fund.
[2]	Loan participations and assignments; may be subject to legal or contractual restrictions on resale. The total value of all such loans was $25,280,000, which represented 2.97% of the net assets of the fund.
[3]	Coupon rate may change periodically. Reference rate and spread are as of the most recent information available. Some coupon rates are determined by the issuer or agent based on current market conditions; therefore, the reference rate and spread are not available.
[4]	Scheduled interest and/or principal payment was not received.
[5]	Payment in kind; the issuer has the option of paying additional securities in lieu of cash. Payment methods and rates are as of the most recent payment when available.
[6]	Step bond; coupon rate may change at a later date.
[7]	Valued under fair value procedures adopted by authority of the board of trustees. The total value of all such securities was $32,316,000, which represented 3.80% of the net assets of the fund.
[8]	Value determined using significant unobservable inputs.
[9]	Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.
[10]	Security did not produce income during the last 12 months.
[11]	Acquired through a private placement transaction exempt from registration under the Securities Act of 1933. May be subject to legal or contractual restrictions on resale.
[12]	Amount less than one thousand.
[13]	Rate represents the seven-day yield at 6/30/2022.
[14]	Part of the same “group of investment companies” as the fund as defined under the Investment Company Act of 1940, as amended.

Key to abbreviations

CME = CME Group

CVR = Contingent Value Rights

DAC = Designated Activity Company

LIBOR = London Interbank Offered Rate

REIT = Real Estate Investment Trust

SOFR = Secured Overnight Financing Rate

USD = U.S. dollars

Refer to the notes to financial statements.

220	American Funds Insurance Series

American Funds Mortgage Fund
Investment portfolio June 30, 2022	unaudited

Bonds, notes & other debt instruments 94.57%	Principal amount (000)			Value (000)
Mortgage-backed obligations 74.15%
Federal agency mortgage-backed obligations 70.07%
Fannie Mae Pool #695412 5.00% 2033[1]	USD	—	[2]	$—	[2]
Fannie Mae Pool #AD3566 5.00% 2035[1]		2		2
Fannie Mae Pool #256583 5.00% 2036[1]		33		33
Fannie Mae Pool #AC0794 5.00% 2039[1]		5		5
Fannie Mae Pool #931768 5.00% 2039[1]		1		2
Fannie Mae Pool #932606 5.00% 2040[1]		3		3
Fannie Mae Pool #MA4501 2.00% 2041[1]		386		345
Fannie Mae Pool #MA4387 2.00% 2041[1]		20		18
Fannie Mae Pool #AJ1873 4.00% 2041[1]		7		7
Fannie Mae Pool #AE1248 5.00% 2041[1]		9		9
Fannie Mae Pool #AE1274 5.00% 2041[1]		7		7
Fannie Mae Pool #AE1277 5.00% 2041[1]		5		5
Fannie Mae Pool #AE1283 5.00% 2041[1]		2		3
Fannie Mae Pool #MA4540 2.00% 2042[1]		552		493
Fannie Mae Pool #MA4570 2.00% 2042[1]		125		111
Fannie Mae Pool #AE1290 5.00% 2042[1]		5		6
Fannie Mae Pool #AT0300 3.50% 2043[1]		2		2
Fannie Mae Pool #AT3954 3.50% 2043[1]		2		2
Fannie Mae Pool #AY1829 3.50% 2044[1]		2		2
Fannie Mae Pool #BJ5015 4.00% 2047[1]		42		42
Fannie Mae Pool #BH3122 4.00% 2047[1]		1		1
Fannie Mae Pool #BK6840 4.00% 2048[1]		28		28
Fannie Mae Pool #BK5232 4.00% 2048[1]		21		21
Fannie Mae Pool #BK9743 4.00% 2048[1]		8		8
Fannie Mae Pool #BK9761 4.50% 2048[1]		5		5
Fannie Mae Pool #CA5496 3.00% 2050[1,3]		1,287		1,212
Fannie Mae Pool #FM9492 2.50% 2051[1]		484		438
Fannie Mae Pool #FM9804 2.50% 2051[1]		262		238
Fannie Mae Pool #FM9694 2.50% 2051[1]		241		219
Fannie Mae Pool #FM7687 3.00% 2051[1]		295		277
Fannie Mae Pool #CB0041 3.00% 2051[1]		220		208
Fannie Mae Pool #FM9976 3.00% 2051[1]		105		99
Fannie Mae Pool #CB2544 3.00% 2052[1]		294		275
Fannie Mae Pool #BF0379 3.50% 2059[1]		156		152
Fannie Mae Pool #BF0497 3.00% 2060[1]		56		53
Fannie Mae Pool #BF0481 3.50% 2060[1]		188		183
Freddie Mac Pool #A18781 5.00% 2034[1,3]		655		689
Freddie Mac Pool #RB5138 2.00% 2041[1]		106		95
Freddie Mac Pool #RB5148 2.00% 2042[1]		617		547
Freddie Mac Pool #RB5145 2.00% 2042[1]		98		87
Freddie Mac Pool #Q15874 4.00% 2043[1]		1		1
Freddie Mac Pool #760014 2.797% 2045[1,4]		383		381
Freddie Mac Pool #760012 3.113% 2045[1,4]		40		40
Freddie Mac Pool #760013 3.202% 2045[1,4]		25		25
Freddie Mac Pool #760015 2.557% 2047[1,4]		70		69
Freddie Mac Pool #Q52069 3.50% 2047[1]		32		31
Freddie Mac Pool #Q47615 3.50% 2047[1]		19		18
Freddie Mac Pool #Q56599 4.00% 2048[1]		32		32
Freddie Mac Pool #Q55971 4.00% 2048[1]		22		22
Freddie Mac Pool #Q56175 4.00% 2048[1]		19		19
Freddie Mac Pool #Q55970 4.00% 2048[1]		11		11
Freddie Mac Pool #Q58411 4.50% 2048[1]		58		60
Freddie Mac Pool #Q58436 4.50% 2048[1]		31		32
Freddie Mac Pool #Q58378 4.50% 2048[1]		21		21
Freddie Mac Pool #RA1339 3.00% 2049[1,3]		1,580		1,482
Freddie Mac Pool #QA2748 3.50% 2049[1]		21		21
Freddie Mac Pool #SD7550 3.00% 2052[1]		425		401
Freddie Mac Pool #SD0873 3.50% 2052[1,3]		1,280		1,249
Freddie Mac, Series K749, Class A2, Multi Family, 2.12% 2029[1]		131		120
Freddie Mac, Series K143, Class A2, Multi Family, 2.35% 2032[1]		275		246
Freddie Mac, Series K144, Class A2, Multi Family, 2.45% 2032[1]		100		90

American Funds Insurance Series	221

American Funds Mortgage Fund (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Mortgage-backed obligations (continued)
Federal agency mortgage-backed obligations (continued)
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-2, Class MA, 3.00% 2056[1]	USD	224	$219
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-2, Class HA, 3.00% 2056[1,4]		166	162
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-1, Class HA, 3.00% 2056[1,4]		143	139
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-3, Class HT, 3.25% 2056[1]		105	101
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2018-1, Class HT, 3.00% 2057[1]		117	111
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-4, Class HT, 3.25% 2057[1,4]		102	99
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2018-3, Class MA, 3.50% 2057[1]		160	158
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2019-2, Class MT, 3.50% 2058[1]		32	31
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2019-3, Class MT, 3.50% 2058[1]		19	19
Freddie Mac Seasoned Loan Structured Transaction Trust, Series 2018-1, Class A1, 3.50% 2028[1]		331	328
Freddie Mac Seasoned Loan Structured Transaction Trust, Series 2018-2, Class A1, 3.50% 2028[1]		15	15
Freddie Mac Seasoned Loan Structured Transaction Trust, Series 2022-1, Class A1, 3.50% 2032[1]		494	488
Government National Mortgage Assn. 2.00% 2052[1,5]		175	155
Government National Mortgage Assn. 2.50% 2052[1,5]		407	373
Government National Mortgage Assn. 3.00% 2052[1,5]		3,033	2,860
Government National Mortgage Assn. 3.50% 2052[1,5]		378	366
Government National Mortgage Assn. 4.00% 2052[1,5]		183	182
Government National Mortgage Assn. 4.00% 2052[1,5]		156	156
Government National Mortgage Assn. 4.50% 2052[1,5]		3,527	3,566
Government National Mortgage Assn. 5.00% 2052[1,5]		8,570	8,751
Government National Mortgage Assn. 5.00% 2052[1,5]		425	436
Government National Mortgage Assn. Pool #AH5894 3.75% 2034[1]		713	728
Government National Mortgage Assn. Pool #AD0028 3.75% 2038[1]		551	550
Government National Mortgage Assn. Pool #AH5897 3.75% 2039[1]		535	534
Government National Mortgage Assn. Pool #004410 4.00% 2039[1]		56	54
Government National Mortgage Assn. Pool #783690 6.00% 2039[1]		92	101
Government National Mortgage Assn. Pool #004823 4.00% 2040[1]		84	82
Government National Mortgage Assn. Pool #005142 4.50% 2041[1]		12	12
Government National Mortgage Assn. Pool #005104 5.00% 2041[1]		172	178
Government National Mortgage Assn. Pool #005165 6.50% 2041[1]		84	87
Government National Mortgage Assn. Pool #MA0366 3.50% 2042[1]		201	190
Government National Mortgage Assn. Pool #AA5326 3.50% 2042[1]		135	131
Government National Mortgage Assn. Pool #AD4360 3.50% 2043[1]		92	91
Government National Mortgage Assn. Pool #AF0140 3.50% 2043[1]		60	59
Government National Mortgage Assn. Pool #AH5884 4.25% 2044[1]		1,123	1,135
Government National Mortgage Assn. Pool #AO0409 4.62% 2065[1]		150	150
Government National Mortgage Assn. Pool #AO0461 4.632% 2065[1]		76	77
Government National Mortgage Assn. Pool #AN1825 4.633% 2065[1]		254	255
Government National Mortgage Assn. Pool #AO0385 4.494% 2066[1]		571	574
Government National Mortgage Assn. Pool #725897 5.20% 2066[1]		1	1
Uniform Mortgage-Backed Security 2.00% 2052[1,5]		2,322	2,013
Uniform Mortgage-Backed Security 2.50% 2052[1,5]		2,106	1,892
Uniform Mortgage-Backed Security 3.50% 2052[1,5]		4,633	4,451
Uniform Mortgage-Backed Security 4.00% 2052[1,5]		12,411	12,201
Uniform Mortgage-Backed Security 4.50% 2052[1,5]		5,220	5,230

222	American Funds Insurance Series

American Funds Mortgage Fund (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Mortgage-backed obligations (continued)
Federal agency mortgage-backed obligations (continued)
Uniform Mortgage-Backed Security 4.50% 2052[1,5]	USD	245	$245
Uniform Mortgage-Backed Security 5.00% 2052[1,5]		4,635	4,719
Uniform Mortgage-Backed Security 5.00% 2052[1,5]		440	447
			65,205

Collateralized mortgage-backed obligations (privately originated) 2.37%
Cascade Funding Mortgage Trust, Series 2020-HB4, Class A, 0.946% 2030[1,4,6]		101	100
Cascade Funding Mortgage Trust, Series 2021-HB7, Class A, 1.151% 2031[1,4,6]		106	104
Cascade Funding Mortgage Trust, Series 2021-HB6, Class A, 0.898% 2036[1,4,6]		357	351
CIM Trust, Series 2022-R2, Class A1, 3.75% 2061[1,4,6]		196	190
COLT Funding, LLC, Series 2021-5, Class A1, 1.726% 2066[1,4,6]		91	83
Credit Suisse Mortgage Trust, Series 2017-RPL3, Class A1, 2.00% 2060[1,4,6]		171	161
GCAT, Series 2021-NQM6, Class A1, 1.855% 2066[1,4,6]		107	98
GS Mortgage-Backed Securities Trust, Series 2022-PJ5, Class A4, 2.50% 2052[1,4,6]		217	189
Mello Warehouse Securitization Trust, Series 2020-2, Class A, (1-month USD-LIBOR + 0.80%) 2.424% 2053[1,4,6]		27	27
Mello Warehouse Securitization Trust, Series 2021-2, Class A, (1-month USD-LIBOR + 0.75%) 2.374% 2055[1,4,6]		210	207
Mello Warehouse Securitization Trust, Series 2021-3, Class A, (1-month USD-LIBOR + 0.85%) 2.474% 2055[1,4,6]		175	170
Mill City Mortgage Trust, Series 15-1, Class M2, 3.631% 2056[1,4,6]		60	60
Onslow Bay Financial Mortgage Loan Trust, Series 2022-J1, Class A2, 2.50% 2052[1,4,6]		141	121
Reverse Mortgage Investment Trust, Series 2021-HB1, Class A, 1.259% 2031[1,4,6]		128	123
Towd Point Mortgage Trust, Series 2015-4, Class M2, 3.75% 2055[1,4,6]		100	99
Towd Point Mortgage Trust, Series 2015-4, Class M1, 3.75% 2055[1,4,6]		45	45
Towd Point Mortgage Trust, Series 2016-5, Class A1, 2.50% 2056[1,4,6]		61	61
Towd Point Mortgage Trust, Series 2017-5, Class A1, 2.224% 2057[1,4,6]		13	13
			2,202

Commercial mortgage-backed securities 1.71%
Boca Commercial Mortgage Trust, Series 2022-BOCA, Class A, (1-month USD CME Term SOFR + 1.767%) 2.27% 2039[1,4,6]		100	98
BX Trust, Series 2022-CSMO, Class A, (1-month USD CME Term SOFR + 2.11%) 2.865% 2027[1,4,6]		100	99
BX Trust, Series 2021-VOLT, Class A, (1-month USD-LIBOR + 0.70%) 2.024% 2036[1,4,6]		100	97
BX Trust, Series 2021-ARIA, Class A, (1-month USD-LIBOR + 0.899%) 2.223% 2036[1,4,6]		606	571
LUXE Commercial Mortgage Trust, Series 2021-TRIP, Class A, (1-month USD-LIBOR + 1.05%) 2.374% 2038[1,4,6]		475	458
MHC Commercial Mortgage Trust, CMO, Series 2021-MHC, Class A, (1-month USD-LIBOR + 0.801%) 2.125% 2026[1,4,6]		273	266
			1,589

Total mortgage-backed obligations			68,996

U.S. Treasury bonds & notes 15.26%
U.S. Treasury inflation-protected securities 9.74%
U.S. Treasury Inflation-Protected Security 0.125% 2023[7]		693	705
U.S. Treasury Inflation-Protected Security 0.375% 2023[7]		643	654
U.S. Treasury Inflation-Protected Security 0.625% 2023[7]		345	351
U.S. Treasury Inflation-Protected Security 0.125% 2024[7]		638	645
U.S. Treasury Inflation-Protected Security 0.125% 2024[7]		104	105
U.S. Treasury Inflation-Protected Security 0.50% 2024[7]		244	248
U.S. Treasury Inflation-Protected Security 0.625% 2024[3,7]		4,262	4,332
U.S. Treasury Inflation-Protected Security 0.125% 2025[7]		123	123
U.S. Treasury Inflation-Protected Security 0.125% 2026[7]		63	63

American Funds Insurance Series	223

American Funds Mortgage Fund (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
U.S. Treasury bonds & notes (continued)
U.S. Treasury inflation-protected securities (continued)
U.S. Treasury Inflation-Protected Security 0.125% 2031[7]	USD	1,166	$1,106
U.S. Treasury Inflation-Protected Security 0.75% 2042[7]		414	376
U.S. Treasury Inflation-Protected Security 1.00% 2049[7]		373	357
			9,065

U.S. Treasury 5.52%
U.S. Treasury 0.875% 2024		70	68
U.S. Treasury 1.125% 2028		1,102	991
U.S. Treasury 1.25% 2028		415	373
U.S. Treasury 1.50% 2028		150	136
U.S. Treasury 1.25% 2031		443	381
U.S. Treasury 1.875% 2032		10	9
U.S. Treasury 2.875% 2032		550	544
U.S. Treasury 1.875% 2041[3]		775	606
U.S. Treasury 2.375% 2042		750	633
U.S. Treasury 3.25% 2042		250	243
U.S. Treasury 1.625% 2050		620	434
U.S. Treasury 1.875% 2051		965	721
			5,139

Total U.S. Treasury bonds & notes			14,204

Asset-backed obligations 4.34%
Ballyrock CLO, Ltd., Series 2019-2A, Class A1AR, (3-month USD-LIBOR + 1.00%) 2.478% 2030[1,4,6]		250	246
Bankers Healthcare Group Securitization Trust, Series 2021-A, Class A, 1.42% 2033[1,6]		65	61
Bankers Healthcare Group Securitization Trust, Series 2021-B, Class A, 0.90% 2034[1,6]		70	66
CF Hippolyta, LLC, Series 2020-1, Class A1, 1.69% 2060[1,6]		290	263
CF Hippolyta, LLC, Series 2021-1, Class A1, 1.53% 2061[1,6]		426	377
CPS Auto Receivables Trust, Series 2022-B, Class A, 2.88% 2026[1,6]		93	92
Exeter Automobile Receivables Trust, Series 2019-3A, Class C, 2.79% 2024[1,6]		16	16
FirstKey Homes Trust, Series 2022-SFR2, Class A, 4.145% 2039[1,6]		100	98
Hertz Vehicle Financing III, LLC, Series 2021-1A, Class A, 1.21% 2025[1,6]		86	81
Navient Student Loan Trust, Series 2021-A, Class A, 0.84% 2069[1,6]		129	118
Navient Student Loan Trust, Series 2021-C, Class A, 1.06% 2069[1,6]		235	216
Navient Student Loan Trust, Series 2021-FA, Class A, 1.11% 2070[1,6]		215	189
Nelnet Student Loan Trust, Series 2021-A, Class APT1, 1.36% 2062[1,6]		216	200
Nelnet Student Loan Trust, Series 2021-B, Class AFX, 1.42% 2062[1,6]		784	728
Nelnet Student Loan Trust, Series 2021-C, Class AFL, (1-month USD-LIBOR + 0.74%) 2.335% 2062[1,4,6]		593	579
New Economy Assets Phase 1 Issuer, LLC, Series 2021-1, Class A1, 1.91% 2061[1,6]		530	463
Sound Point CLO, Ltd., Series 2015-1RA, Class AR, (3-month USD-LIBOR + 1.08%) 2.124% 2030[1,4,6]		250	247
			4,040

Bonds & notes of governments & government agencies outside the U.S. 0.55%
CPPIB Capital, Inc. 0.875% 2026[6]		320	290
Ontario Teachers’ Finance Trust 0.875% 2026[6]		250	225
			515

Federal agency bonds & notes 0.27%
Fannie Mae 0.875% 2030		300	248

Total bonds, notes & other debt instruments (cost: $90,234,000)			88,003

224	American Funds Insurance Series

American Funds Mortgage Fund (continued)

Short-term securities 54.13%	Weighted average yield at acquisition	Principal amount (000)		Value (000)
Federal agency bills & notes 23.46%
Fannie Mae 8/31/2022	1.200%	USD	4,000	$3,990
Federal Farm Credit Banks 8/18/2022	1.140		945	943
Federal Home Loan Bank 7/6/2022	1.360		4,000	3,999
Federal Home Loan Bank 7/13/2022	0.930		11,000	10,996
Federal Home Loan Bank 8/12/2022	1.650		900	899
Tennessee Valley Authority 7/6/2022	1.370		1,000	1,000
				21,827

Commercial paper 21.77%
Apple, Inc. 8/1/2022[6]	1.000		1,500	1,498
Atlantic Asset Securitization, LLC 7/1/2022[6]	1.560		500	500
BofA Securities, Inc. 8/29/2022[6]	2.000		800	797
BofA Securities, Inc. 9/6/2022[6]	1.543		1,200	1,195
Chariot Funding, LLC 8/10/2022[6]	1.650		1,000	998
CHARTA, LLC 9/8/2022[6]	1.600		2,000	1,992
Coca-Cola Co. 8/9/2022[6]	1.000		1,600	1,597
Eli Lilly and Co. 7/1/2022[6]	0.900		2,000	2,000
Henkel of America, Inc. 7/19/2022[6]	0.850		2,000	1,998
Honeywell International, Inc. 10/17/2022[6]	2.050		2,000	1,987
Linde, Inc. 7/6/2022	1.590		2,000	2,000
Paccar Financial Corp. 7/1/2022	0.950		200	200
Procter & Gamble Co. 7/11/2022[6]	0.780		2,000	1,999
Wal-Mart Stores, Inc. 7/25/2022[6]	1.543		1,000	999
Wal-Mart Stores, Inc. 8/8/2022[6]	1.650		500	499
				20,259

U.S. Treasury bills 8.90%
U.S. Treasury 8/16/2022	1.350		550	549
U.S. Treasury 8/18/2022	1.010		5,750	5,739
U.S. Treasury 8/23/2022	1.430		2,000	1,996
				8,284

Total short-term securities (cost: $50,383,000)				50,370
Total investment securities 148.70% (cost: $140,617,000)				138,373
Other assets less liabilities (48.70)%				(45,320)

Net assets 100.00%				$93,053

American Funds Insurance Series	225

American Funds Mortgage Fund (continued)

Futures contracts

Contracts	Type	Number of contracts	Expiration	Notional amount (000)		Value and unrealized appreciation (depreciation) at 6/30/2022 (000)
30 Day Federal Funds Futures	Long	42	September 2022	USD	17,105	$6
3 Month SOFR Futures	Short	12	June 2023		(2,899)	3
2 Year U.S. Treasury Note Futures	Short	28	September 2022		(5,880)	(12)
5 Year U.S. Treasury Note Futures	Long	77	September 2022		8,643	(27)
10 Year Ultra U.S. Treasury Note Futures	Long	60	September 2022		7,643	(73)
10 Year U.S. Treasury Note Futures	Long	12	September 2022		1,422	(17)
20 Year U.S. Treasury Bond Futures	Long	12	September 2022		1,664	31
30 Year Ultra U.S. Treasury Bond Futures	Long	1	September 2022		154	(5)
						$(94)

Swap contracts

Interest rate swaps

Centrally cleared interest rate swaps

								Upfront	Unrealized
Receive		Pay			Notional		Value at	premium	appreciation
Rate	Payment frequency	Rate	Payment frequency	Expiration date	amount (000)		6/30/2022 (000)	paid (000)	at 6/30/2022 (000)
3-month USD-LIBOR	Quarterly	0.81%	Semi-annual	7/28/2045	USD	1,800	$675	$5	$670

[1]	Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.
[2]	Amount less than one thousand.
[3]	All or a portion of this security was pledged as collateral. The total value of pledged collateral was $673,000, which represented .72% of the net assets of the fund.
[4]	Coupon rate may change periodically. Reference rate and spread are as of the most recent information available. Some coupon rates are determined by the issuer or agent based on current market conditions; therefore, the reference rate and spread are not available. For short-term securities, the date of the next scheduled coupon rate change is considered to be the maturity date.
[5]	Purchased on a TBA basis.
[6]	Acquired in a transaction exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $26,405,000, which represented 28.38% of the net assets of the fund.
[7]	Index-linked bond whose principal amount moves with a government price index.

Key to abbreviations

Assn. = Association

CLO = Collateralized Loan Obligations

CME = CME Group

CMO = Collateralized Mortgage Obligations

LIBOR = London Interbank Offered Rate

SOFR = Secured Overnight Financing Rate

TBA = To be announced
USD = U.S. dollars

Refer to the notes to financial statements.

226	American Funds Insurance Series

Ultra-Short Bond Fund
Investment portfolio June 30, 2022	unaudited

Short-term securities 98.17%	Weighted average yield at acquisition	Principal amount (000)		Value (000)
Commercial paper 69.40%
ANZ New Zealand (International), Ltd. 8/15/2022[1]	1.400%	USD	3,700	$3,691
Bank of Montreal 7/19/2022[1]	1.600		10,500	10,491
BofA Securities, Inc. 8/22/2022[1]	1.850		10,000	9,971
British Columbia (Province of) 7/20/2022	1.050		4,800	4,796
British Columbia (Province of) 8/22/2022	1.346		1,900	1,895
British Columbia (Province of) 8/25/2022	1.340		4,000	3,989
Caisse d’Amortissement de la Dette Sociale 7/13/2022	1.130		2,445	2,444
Caisse d’Amortissement de la Dette Sociale 8/30/2022	1.938		7,000	6,976
Chariot Funding, LLC 7/26/2022[1]	1.148		7,500	7,491
CRC Funding, LLC 9/12/2022[1]	1.570		10,300	10,255
DBS Bank, Ltd. 9/1/2022[1]	1.570		5,000	4,982
DBS Bank, Ltd. 9/22/2022[1]	2.220		4,000	3,979
DNB Bank ASA 7/8/2022[1]	1.165		4,000	3,999
EssilorLuxottica 9/22/2022[1]	2.200		4,100	4,081
Gotham Funding Corp. 7/15/2022[1]	1.080		8,300	8,294
Gotham Funding Corp. 8/30/2022[1]	1.520		3,000	2,990
Hydro-Québec 7/25/2022[1]	1.550		10,500	10,489
ING (U.S.) Funding, LLC 7/26/2022	1.120		7,000	6,992
KfW 8/23/2022[1]	1.950		9,200	9,174
Komatsu Finance America, Inc. 7/21/2022[1]	1.600		3,600	3,597
Liberty Street Funding, LLC 7/28/2022[1]	1.200		3,000	2,996
Liberty Street Funding, LLC 9/22/2022[1]	2.200		5,000	4,974
LMA-Americas, LLC 7/19/2022[1]	1.180		3,700	3,697
Longship Funding, LLC 7/6/2022[1]	1.180		6,000	5,998
Longship Funding, LLC 7/13/2022[1]	1.310		5,000	4,997
LVMH Moët Hennessy Louis Vuitton, Inc. 8/25/2022[1]	1.900		2,100	2,094
LVMH Moët Hennessy Louis Vuitton, Inc. 9/20/2022[1]	2.000		5,600	5,574
Mizuho Bank, Ltd. 7/18/2022[1]	0.995		10,000	9,992
Nederlandse Waterschapsbank NV 7/28/2022[1]	1.208		10,000	9,986
Nestlé Finance International, Ltd. 7/11/2022[1]	1.200		7,000	6,997
Nestlé Finance International, Ltd. 8/31/2022[1]	1.383		4,100	4,089
Novartis Finance Corp. 7/22/2022[1]	1.590		8,000	7,992
Oesterreich Kontrollbank 7/18/2022	1.600		5,800	5,795
Oesterreich Kontrollbank 8/29/2022	1.909		5,000	4,984
Old Line Funding, LLC 7/6/2022[1]	0.870		10,000	9,997
Siemens Capital Co., LLC 7/1/2022[1]	1.560		5,000	5,000
Siemens Capital Co., LLC 7/11/2022[1]	0.810		4,900	4,898
Sumitomo Mitsui Banking Corp. 7/27/2022[1]	1.600		5,000	4,994
Sumitomo Mitsui Trust Bank, Ltd. 8/5/2022[1]	1.750		8,000	7,986
Sumitomo Mitsui Trust Bank, Ltd. 8/26/2022[1]	1.475		2,800	2,791
Swedish Export Credit Corp. 8/8/2022	1.250		10,000	9,982
TotalEnergies Capital Canada, Ltd. 7/1/2022[1]	1.640		11,000	11,000
Toyota Industries Commercial Finance, Inc. 7/26/2022[1]	1.120		7,900	7,891
Toyota Industries Commercial Finance, Inc. 9/6/2022[1]	1.500		3,000	2,989
Toyota Motor Credit Corp. 7/18/2022	1.240		5,000	4,996
United Overseas Bank, Ltd. 7/12/2022[1]	1.120		10,000	9,995
Wal-Mart Stores, Inc. 8/1/2022[1]	1.630		11,000	10,984
				294,244

Federal agency bills & notes 17.61%
Federal Home Loan Bank 7/13/2022	0.861		21,600	21,592
Federal Home Loan Bank 7/15/2022	0.930		3,300	3,299
Federal Home Loan Bank 7/27/2022	0.990		8,000	7,993
Federal Home Loan Bank 7/29/2022	1.030		5,000	4,996
Federal Home Loan Bank 8/3/2022	1.050		5,000	4,995
Federal Home Loan Bank 8/17/2022	1.660		15,000	14,974
Federal Home Loan Bank 8/24/2022	1.630		1,900	1,896

American Funds Insurance Series	227

Ultra-Short Bond Fund (continued)

Short-term securities (continued)	Weighted average yield at acquisition	Principal amount (000)		Value (000)
Federal agency bills & notes (continued)
Federal Home Loan Bank 9/2/2022	1.190%	USD	5,000	$4,987
Federal Home Loan Bank 9/28/2022	1.870		5,000	4,979
Federal Home Loan Bank 10/13/2022	1.907		5,000	4,974
				74,685

U.S. Treasury bills 11.16%
U.S. Treasury 7/19/2022	0.678		10,000	9,995
U.S. Treasury 7/21/2022	0.800		10,000	9,994
U.S. Treasury 8/2/2022	1.013		3,200	3,197
U.S. Treasury 8/9/2022	0.942		10,000	9,987
U.S. Treasury 9/8/2022	1.375		4,200	4,188
U.S. Treasury 10/18/2022	1.936		10,000	9,940
				47,301

Total short-term securities (cost: $416,305,000)				416,230
Total investment securities 98.17% (cost: $416,305,000)				416,230
Other assets less liabilities 1.83%				7,777

Net assets 100.00%				$424,007

[1]	Acquired in a transaction exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $241,395,000, which represented 56.93% of the net assets of the fund.

Refer to the notes to financial statements.

228	American Funds Insurance Series

U.S. Government Securities Fund
Investment portfolio June 30, 2022	unaudited

Bonds, notes & other debt instruments 91.14%	Principal amount (000)			Value (000)
Mortgage-backed obligations 46.39%
Federal agency mortgage-backed obligations 46.39%
Fannie Mae Pool #695412 5.00% 2033[1]	USD	1		$1
Fannie Mae Pool #AD3566 5.00% 2035[1]		6		7
Fannie Mae Pool #MA2746 4.00% 2036[1]		1,483		1,509
Fannie Mae Pool #MA2588 4.00% 2036[1]		740		753
Fannie Mae Pool #256860 6.50% 2037[1]		12		13
Fannie Mae Pool #888698 7.00% 2037[1]		17		18
Fannie Mae Pool #256828 7.00% 2037[1]		3		3
Fannie Mae Pool #970343 6.00% 2038[1]		14		15
Fannie Mae Pool #AC0794 5.00% 2039[1]		20		21
Fannie Mae Pool #931768 5.00% 2039[1]		6		6
Fannie Mae Pool #932606 5.00% 2040[1]		11		12
Fannie Mae Pool #MA4501 2.00% 2041[1]		3,084		2,758
Fannie Mae Pool #AJ1873 4.00% 2041[1]		27		27
Fannie Mae Pool #AI1862 5.00% 2041[1]		404		424
Fannie Mae Pool #AI3510 5.00% 2041[1]		232		242
Fannie Mae Pool #AJ0704 5.00% 2041[1]		187		196
Fannie Mae Pool #AJ5391 5.00% 2041[1]		137		144
Fannie Mae Pool #AE1248 5.00% 2041[1]		36		38
Fannie Mae Pool #AE1277 5.00% 2041[1]		18		19
Fannie Mae Pool #AE1283 5.00% 2041[1]		10		10
Fannie Mae Pool #MA4540 2.00% 2042[1]		1,422		1,271
Fannie Mae Pool #MA4570 2.00% 2042[1]		916		814
Fannie Mae Pool #AE1290 5.00% 2042[1]		22		23
Fannie Mae Pool #AT7161 3.50% 2043[1]		46		45
Fannie Mae Pool #AT3954 3.50% 2043[1]		8		8
Fannie Mae Pool #AT0300 3.50% 2043[1]		7		7
Fannie Mae Pool #AY1829 3.50% 2044[1]		8		8
Fannie Mae Pool #BE5017 3.50% 2045[1]		64		63
Fannie Mae Pool #BE8740 3.50% 2047[1]		62		61
Fannie Mae Pool #BE8742 3.50% 2047[1]		17		17
Fannie Mae Pool #BH2846 3.50% 2047[1]		8		8
Fannie Mae Pool #BH2848 3.50% 2047[1]		7		7
Fannie Mae Pool #BH2847 3.50% 2047[1]		5		5
Fannie Mae Pool #BJ5015 4.00% 2047[1]		169		169
Fannie Mae Pool #BH3122 4.00% 2047[1]		5		5
Fannie Mae Pool #BM3788 3.50% 2048[1]		3,442		3,367
Fannie Mae Pool #BJ4901 3.50% 2048[1]		45		44
Fannie Mae Pool #BK6840 4.00% 2048[1]		111		111
Fannie Mae Pool #BK5232 4.00% 2048[1]		85		85
Fannie Mae Pool #BK9743 4.00% 2048[1]		32		32
Fannie Mae Pool #BK9761 4.50% 2048[1]		20		21
Fannie Mae Pool #CA4151 3.50% 2049[1]		620		607
Fannie Mae Pool #FM1062 3.50% 2049[1]		467		456
Fannie Mae Pool #FM1443 3.50% 2049[1]		345		336
Fannie Mae Pool #BJ8411 3.50% 2049[1]		122		119
Fannie Mae Pool #FM2179 3.00% 2050[1]		3,996		3,754
Fannie Mae Pool #FM7687 3.00% 2051[1]		6,092		5,730
Fannie Mae Pool #FM9976 3.00% 2051[1]		889		841
Fannie Mae Pool #CB2544 3.00% 2052[1]		2,473		2,317
Fannie Mae, Series 2001-4, Class GA, 9.00% 2025[1,2]		—	[3]	—	[3]
Fannie Mae, Series 2001-4, Class NA, 9.00% 2025[1,2]		—	[3]	—	[3]
Fannie Mae, Series 2014-M1, Class A2, Multi Family, 3.28% 2023[1,2]		284		283
Fannie Mae, Series 2014-M3, Class A2, Multi Family, 3.501% 2024[1,2]		509		509
Freddie Mac Pool #1H1354 2.362% 2036[1,2]		55		57
Freddie Mac Pool #C03518 5.00% 2040[1]		298		315
Freddie Mac Pool #RB5138 2.00% 2041[1]		828		740
Freddie Mac Pool #G06459 5.00% 2041[1]		735		775
Freddie Mac Pool #RB5148 2.00% 2042[1]		1,884		1,671
Freddie Mac Pool #RB5145 2.00% 2042[1]		800		715
Freddie Mac Pool #Q19133 3.50% 2043[1]		34		33
Freddie Mac Pool #Q17696 3.50% 2043[1]		32		31

American Funds Insurance Series	229

U.S. Government Securities Fund (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Mortgage-backed obligations (continued)
Federal agency mortgage-backed obligations (continued)
Freddie Mac Pool #Q23190 4.00% 2043[1]	USD	159	$161
Freddie Mac Pool #Q15874 4.00% 2043[1]		3	3
Freddie Mac Pool #Q28558 3.50% 2044[1]		217	214
Freddie Mac Pool #760014 2.797% 2045[1,2]		306	305
Freddie Mac Pool #Q52069 3.50% 2047[1]		87	86
Freddie Mac Pool #Q47615 3.50% 2047[1]		50	49
Freddie Mac Pool #Q54701 3.50% 2048[1]		58	57
Freddie Mac Pool #Q54709 3.50% 2048[1]		58	56
Freddie Mac Pool #Q54700 3.50% 2048[1]		47	46
Freddie Mac Pool #Q54781 3.50% 2048[1]		39	38
Freddie Mac Pool #Q54782 3.50% 2048[1]		38	38
Freddie Mac Pool #Q56590 3.50% 2048[1]		32	31
Freddie Mac Pool #Q54699 3.50% 2048[1]		25	25
Freddie Mac Pool #Q54831 3.50% 2048[1]		18	17
Freddie Mac Pool #Q56589 3.50% 2048[1]		18	17
Freddie Mac Pool #Q54698 3.50% 2048[1]		16	15
Freddie Mac Pool #G67711 4.00% 2048[1]		1,522	1,529
Freddie Mac Pool #Q56599 4.00% 2048[1]		126	127
Freddie Mac Pool #Q55971 4.00% 2048[1]		87	87
Freddie Mac Pool #Q56175 4.00% 2048[1]		75	75
Freddie Mac Pool #Q58411 4.50% 2048[1]		233	238
Freddie Mac Pool #Q58436 4.50% 2048[1]		123	126
Freddie Mac Pool #Q58378 4.50% 2048[1]		83	85
Freddie Mac Pool #ZT0522 4.50% 2048[1]		23	23
Freddie Mac Pool #RA1463 3.50% 2049[1]		426	417
Freddie Mac Pool #RA1580 3.50% 2049[1]		220	215
Freddie Mac Pool #QA0284 3.50% 2049[1]		214	208
Freddie Mac Pool #QA2748 3.50% 2049[1]		57	56
Freddie Mac Pool #SD0726 2.50% 2051[1]		15,079	13,686
Freddie Mac Pool #8D0226 2.522% 2052[1,2]		519	488
Freddie Mac Pool #SD7550 3.00% 2052[1]		3,573	3,370
Freddie Mac Pool #SD7553 3.00% 2052[1]		932	877
Freddie Mac Pool #SD0873 3.50% 2052[1]		14,959	14,603
Freddie Mac, Series 1567, Class A, (1-month USD-LIBOR + 0.40%) 1.275% 2023[1,2]		2	2
Freddie Mac, Series K031, Class A1, Multi Family, 2.778% 2022[1]		27	27
Freddie Mac, Series KS01, Class A2, Multi Family, 2.522% 2023[1]		304	303
Freddie Mac, Series K029, Class A2, Multi Family, 3.32% 2023[1]		191	191
Freddie Mac, Series K035, Class A2, Multi Family, 3.458% 2023[1,2]		2,561	2,562
Freddie Mac, Series K040, Class A2, Multi Family, 3.241% 2024[1]		1,363	1,356
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-2, Class MA, 3.00% 2056[1]		4,858	4,735
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-1, Class HA, 3.00% 2056[1,2]		4,805	4,694
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-2, Class HA, 3.00% 2056[1,2]		4,419	4,315
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-3, Class MT, 3.00% 2056[1]		851	809
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-3, Class HT, 3.25% 2056[1]		344	331
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2018-1, Class HT, 3.00% 2057[1]		955	904
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-4, Class HT, 3.25% 2057[1,2]		1,398	1,352
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2018-2, Class MT, 3.50% 2057[1]		4,371	4,262
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2018-3, Class MA, 3.50% 2057[1]		554	549
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2018-2, Class MA, 3.50% 2057[1]		279	277
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2019-2, Class MA, 3.50% 2058[1]		2,308	2,284

230	American Funds Insurance Series

U.S. Government Securities Fund (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Mortgage-backed obligations (continued)
Federal agency mortgage-backed obligations (continued)
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2019-1, Class MT, 3.50% 2058[1]	USD	801	$780
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2019-2, Class MT, 3.50% 2058[1]		763	744
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2019-1, Class MA, 3.50% 2058[1]		640	633
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2019-3, Class MT, 3.50% 2058[1]		418	408
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2019-4, Class MA, 3.00% 2059[1]		1,947	1,897
Freddie Mac Seasoned Loan Structured Transaction Trust, Series 2018-2, Class A1, 3.50% 2028[1]		19,892	19,728
Freddie Mac Seasoned Loan Structured Transaction Trust, Series 2018-1, Class A1, 3.50% 2028[1]		4,599	4,561
Freddie Mac Seasoned Loan Structured Transaction Trust, Series 2019-3, Class A1C, 2.75% 2029[1]		5,264	5,060
Freddie Mac Seasoned Loan Structured Transaction Trust, Series 2020-1, Class A1D, 2.00% 2030[1]		1,514	1,421
Freddie Mac Seasoned Loan Structured Transaction Trust, Series 2020-1, Class A2D, 2.00% 2030[1]		435	379
Freddie Mac Seasoned Loan Structured Transaction Trust, Series 2022-1, Class A1, 3.50% 2032[1]		4,909	4,850
Government National Mortgage Assn. 2.00% 2052[1,4]		1,395	1,239
Government National Mortgage Assn. 2.50% 2052[1,4]		4,866	4,454
Government National Mortgage Assn. 3.00% 2052[1,4]		44,265	41,744
Government National Mortgage Assn. 3.50% 2052[1,4]		19,527	18,952
Government National Mortgage Assn. 4.00% 2052[1,4]		13,010	12,928
Government National Mortgage Assn. 4.00% 2052[1,4]		11,110	11,065
Government National Mortgage Assn. 4.50% 2052[1,4]		69,578	70,356
Government National Mortgage Assn. 5.00% 2052[1,4]		56,733	57,930
Government National Mortgage Assn. 5.00% 2052[1,4]		890	912
Government National Mortgage Assn. Pool #698668 5.50% 2038[1]		29	30
Government National Mortgage Assn. Pool #700778 5.50% 2038[1]		21	23
Government National Mortgage Assn. Pool #782365 6.00% 2038[1]		94	103
Government National Mortgage Assn. Pool #004269 6.50% 2038[1]		176	195
Government National Mortgage Assn. Pool #698406 5.00% 2039[1]		198	209
Government National Mortgage Assn. Pool #783690 6.00% 2039[1]		93	101
Government National Mortgage Assn. Pool #783689 5.50% 2040[1]		2,875	3,137
Government National Mortgage Assn. Pool #783687 4.50% 2041[1]		604	623
Government National Mortgage Assn. Pool #783688 5.00% 2041[1]		920	977
Government National Mortgage Assn. Pool #MA0533 3.00% 2042[1]		20	20
Uniform Mortgage-Backed Security 2.00% 2037[1,4]		1,115	1,041
Uniform Mortgage-Backed Security 2.50% 2037[1,4]		2,245	2,144
Uniform Mortgage-Backed Security 2.00% 2052[1,4]		11,093	9,620
Uniform Mortgage-Backed Security 3.00% 2052[1,4]		13,270	12,349
Uniform Mortgage-Backed Security 3.00% 2052[1,4]		412	384
Uniform Mortgage-Backed Security 3.50% 2052[1,4]		53,357	51,268
Uniform Mortgage-Backed Security 4.00% 2052[1,4]		121,875	119,806
Uniform Mortgage-Backed Security 4.00% 2052[1,4]		16,422	16,171
Uniform Mortgage-Backed Security 4.50% 2052[1,4]		115,583	115,805
Uniform Mortgage-Backed Security 4.50% 2052[1,4]		19,267	19,268
Uniform Mortgage-Backed Security 5.00% 2052[1,4]		45,150	45,969
Uniform Mortgage-Backed Security 5.00% 2052[1,4]		4,105	4,171
			761,452

U.S. Treasury bonds & notes 37.21%
U.S. Treasury inflation-protected securities 28.33%
U.S. Treasury Inflation-Protected Security 0.125% 2022[5]		4,860	4,879
U.S. Treasury Inflation-Protected Security 0.125% 2023[5]		21,316	21,692
U.S. Treasury Inflation-Protected Security 0.375% 2023[5]		5,367	5,464
U.S. Treasury Inflation-Protected Security 0.625% 2023[5]		30,184	30,714

American Funds Insurance Series	231

U.S. Government Securities Fund (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
U.S. Treasury bonds & notes (continued)
U.S. Treasury inflation-protected securities (continued)
U.S. Treasury Inflation-Protected Security 0.125% 2024[5]	USD	74,820	$75,584
U.S. Treasury Inflation-Protected Security 0.125% 2024[5]		33,377	33,594
U.S. Treasury Inflation-Protected Security 0.50% 2024[5]		22,236	22,556
U.S. Treasury Inflation-Protected Security 0.625% 2024[5]		73,278	74,492
U.S. Treasury Inflation-Protected Security 0.125% 2025[5]		8,169	8,174
U.S. Treasury Inflation-Protected Security 0.125% 2025[5]		7,572	7,567
U.S. Treasury Inflation-Protected Security 0.375% 2025[5]		56,073	56,629
U.S. Treasury Inflation-Protected Security 0.125% 2026[5]		37,054	36,697
U.S. Treasury Inflation-Protected Security 0.125% 2026[5]		5,578	5,525
U.S. Treasury Inflation-Protected Security 0.625% 2026[5]		3,278	3,316
U.S. Treasury Inflation-Protected Security 0.125% 2027[5]		31,880	31,371
U.S. Treasury Inflation-Protected Security 0.125% 2030[5]		7,074	6,732
U.S. Treasury Inflation-Protected Security 0.125% 2031[5]		9,448	8,965
U.S. Treasury Inflation-Protected Security 0.125% 2031[5]		879	834
U.S. Treasury Inflation-Protected Security 0.125% 2032[5]		9,616	9,100
U.S. Treasury Inflation-Protected Security 2.125% 2041[5]		409	474
U.S. Treasury Inflation-Protected Security 0.75% 2042[5,6]		9,198	8,364
U.S. Treasury Inflation-Protected Security 0.625% 2043[5]		4,388	3,860
U.S. Treasury Inflation-Protected Security 1.00% 2049[5]		2,757	2,637
U.S. Treasury Inflation-Protected Security 0.25% 2050[5]		327	256
U.S. Treasury Inflation-Protected Security 0.125% 2051[5]		5,851	4,471
U.S. Treasury Inflation-Protected Security 0.125% 2052[5]		1,459	1,125
			465,072

U.S. Treasury 8.88%
U.S. Treasury 2.75% 2025		43,809	43,479
U.S. Treasury 1.875% 2032		13,702	12,399
U.S. Treasury 1.125% 2040		7,000	4,857
U.S. Treasury 1.75% 2041		2,555	1,936
U.S. Treasury 2.25% 2041		900	748
U.S. Treasury 2.50% 2046		5,400	4,564
U.S. Treasury 2.50% 2046		3,900	3,296
U.S. Treasury 2.875% 2046		2,700	2,455
U.S. Treasury 2.25% 2049		1,635	1,336
U.S. Treasury 2.375% 2049		4,125	3,471
U.S. Treasury 2.875% 2049		6,300	5,849
U.S. Treasury 1.25% 2050[6]		29,960	18,978
U.S. Treasury 1.625% 2050[6]		26,165	18,323
U.S. Treasury 1.875% 2051		15,220	11,373
U.S. Treasury 1.875% 2051		3,164	2,364
U.S. Treasury 2.00% 2051[6]		5,546	4,268
U.S. Treasury 2.25% 2052[6]		6,946	5,691
U.S. Treasury 2.875% 2052		350	329
			145,716

Total U.S. Treasury bonds & notes			610,788

Federal agency bonds & notes 7.54%
Export-Import Bank of the United States-Guaranteed, Ethiopian Leasing 2012, LLC 2.646% 2026		350	344
Fannie Mae 0.625% 2025[6]		10,000	9,347
Fannie Mae 0.75% 2027		2,900	2,571
Fannie Mae 0.875% 2030		8,600	7,123
Fannie Mae 7.125% 2030		2,000	2,522
Federal Home Loan Bank 3.25% 2028		6,500	6,524
Federal Home Loan Bank 5.50% 2036		300	362
Private Export Funding Corp. 3.55% 2024		3,190	3,219
Private Export Funding Corp. 1.40% 2028		3,000	2,680
Tennessee Valley Authority 1.875% 2022		14,017	14,015
Tennessee Valley Authority 0.75% 2025		3,700	3,459

232	American Funds Insurance Series

U.S. Government Securities Fund (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Federal agency bonds & notes (continued)
Tennessee Valley Authority 2.875% 2027	USD	5,000	$4,947
Tennessee Valley Authority 4.65% 2035		1,780	1,913
Tennessee Valley Authority 5.88% 2036		875	1,057
Tennessee Valley Authority, Series A, 4.625% 2060		250	272
TVA Southaven 3.846% 2033		945	904
U.S. Agency for International Development, Israel (State of), Class 1A, 5.50% 2023		1,250	1,289
U.S. Agency for International Development, Jordan (Kingdom of) 3.00% 2025		14,779	14,672
U.S. Agency for International Development, Morocco (Kingdom of) 7.55% 2026		2,110	2,301
U.S. Department of Housing and Urban Development, Series 2015-A-8, 2.45% 2022		6,000	6,003
U.S. Department of Housing and Urban Development, Series 2015-A-9, 2.80% 2023		1,500	1,499
U.S. Department of Housing and Urban Development, Series 2015-A-10, 2.85% 2024		2,250	2,242
U.S. Department of Housing and Urban Development, Series 2015-A-11, 2.95% 2025		2,640	2,614
U.S. Department of Housing and Urban Development, Series 2015-A-12, 3.10% 2026		2,625	2,595
U.S. Department of Housing and Urban Development, Series 2015-A-13, 3.15% 2027		11,482	11,323
U.S. Department of Housing and Urban Development, Series 2015-A-14, 3.25% 2028		3,856	3,771
U.S. Department of Housing and Urban Development, Series 2015-A-15, 3.35% 2029		2,650	2,578
U.S. Department of Housing and Urban Development, Series 2015-A-16, 3.50% 2030		2,482	2,513
U.S. Department of Housing and Urban Development, Series 2015-A-17, 3.55% 2031		2,475	2,514
U.S. Department of Housing and Urban Development, Series 2015-A-18, 3.60% 2032		2,377	2,417
U.S. Department of Housing and Urban Development, Series 2015-A-19, 3.65% 2033		2,059	2,097
U.S. Department of Housing and Urban Development, Series 2015-A-20, 3.70% 2034		651	664
U.S. Government-Guaranteed Certificates of Participation, Overseas Private Investment Corp. 3.82% 2032		768	782
U.S. Government-Guaranteed Certificates of Participation, Overseas Private Investment Corp. 3.938% 2032		628	645
			123,778

Total bonds, notes & other debt instruments (cost: $1,551,123,000)			1,496,018

Short-term securities 43.70%	Weighted average yield at acquisition
Commercial paper 20.73%
Amazon.com, Inc. 7/12/2022[7]	0.800%	15,000	14,992
Apple, Inc. 8/1/2022[7]	1.000	15,000	14,979
Apple, Inc. 8/8/2022[7]	1.600	10,000	9,983
Atlantic Asset Securitization, LLC 7/1/2022[7]	1.560	15,200	15,199
BofA Securities, Inc. 8/22/2022[7]	1.900	5,000	4,986
BofA Securities, Inc. 8/29/2022[7]	2.000	5,000	4,983
BofA Securities, Inc. 9/6/2022[7]	1.989	25,600	25,498
BofA Securities, Inc. 9/7/2022[7]	1.512	7,700	7,669
CAFCO, LLC 10/4/2022[7]	2.290	13,000	12,919
Chariot Funding, LLC 8/10/2022[7]	1.650	7,000	6,985
CHARTA, LLC 9/6/2022[7]	1.560	10,000	9,961
CHARTA, LLC 9/8/2022[7]	1.600	8,000	7,968
Coca-Cola Co. 8/9/2022[7]	1.000	21,600	21,561
Eli Lilly and Co. 7/1/2022[7]	0.900	10,000	10,000
Eli Lilly and Co. 9/6/2022[7]	1.850	10,000	9,965
Henkel of America, Inc. 7/11/2022[7]	0.880	15,000	14,993
Henkel of America, Inc. 7/19/2022[7]	0.850	5,000	4,996
Henkel of America, Inc. 8/9/2022[7]	1.110	15,000	14,970
Honeywell International, Inc. 9/26/2022[7]	1.450	11,350	11,295
Johnson & Johnson 10/17/2022[7]	1.480	5,000	4,969
JPMorgan Securities LLC 7/18/2022	1.080	5,000	4,996
JPMorgan Securities LLC 8/2/2022	1.400	7,000	6,989
Linde, Inc. 7/6/2022	1.590	4,750	4,749
Paccar Financial Corp. 7/1/2022	0.950	5,000	5,000
Paccar Financial Corp. 7/15/2022	1.600	9,000	8,994
Paccar Financial Corp. 7/27/2022	1.600	5,000	4,994

American Funds Insurance Series	233

U.S. Government Securities Fund (continued)

Short-term securities (continued)	Weighted average yield at acquisition	Principal amount (000)		Value (000)
Commercial paper (continued)
Paccar Financial Corp. 7/28/2022	1.600%	USD	10,000	$9,987
PepsiCo, Inc. 7/25/2022[7]	0.720		20,000	19,978
Procter & Gamble Co. 7/11/2022[7]	0.770		8,000	7,996
Procter & Gamble Co. 7/21/2022[7]	0.900		10,500	10,490
Wal-Mart Stores, Inc. 7/18/2022[7]	1.020		5,000	4,996
Wal-Mart Stores, Inc. 7/25/2022[7]	1.298		12,800	12,786
Wal-Mart Stores, Inc. 8/8/2022[7]	1.650		4,500	4,492
Wal-Mart Stores, Inc. 8/9/2022[7]	1.650		5,000	4,991
				340,309

Federal agency bills & notes 15.05%
Federal Farm Credit Banks 7/20/2022	1.450		25,000	24,986
Federal Home Loan Bank 7/7/2022	0.830		30,000	29,995
Federal Home Loan Bank 7/13/2022	0.930		3,850	3,849
Federal Home Loan Bank 8/12/2022	1.650		5,100	5,092
Federal Home Loan Bank 8/15/2022	1.159		34,500	34,442
Federal Home Loan Bank 8/17/2022	1.150		15,000	14,974
Federal Home Loan Bank 8/18/2022	1.643		15,000	14,973
Federal Home Loan Bank 8/31/2022	1.190		50,000	49,872
Federal Home Loan Bank 9/21/2022	1.810		20,000	19,924
Federal Home Loan Bank 9/28/2022	1.840		10,000	9,958
Tennessee Valley Authority 7/6/2022	1.370		39,000	38,994
				247,059

U.S. Treasury bills 7.92%
U.S. Treasury 8/16/2022	1.350		58,450	58,351
U.S. Treasury 8/23/2022	1.429		71,700	71,545
				129,896

Total short-term securities (cost: $717,419,000)				717,264
Total investment securities 134.84% (cost: $2,268,542,000)				2,213,282
Other assets less liabilities (34.84)%				(571,857)

Net assets 100.00%				$1,641,425

234	American Funds Insurance Series

U.S. Government Securities Fund (continued)

Futures contracts

Contracts	Type	Number of contracts	Expiration	Notional amount (000)		Value and unrealized appreciation (depreciation) at 6/30/2022 (000)
30 Day Federal Funds Futures	Short	36	August 2022	USD	(14,750)	$8
30 Day Federal Funds Futures	Long	1,197	September 2022		487,492	(175)
30 Day Federal Funds Futures	Short	24	February 2023		(9,666)	(7)
90 Day Eurodollar Futures	Long	471	December 2022		113,405	(3,235)
3 Month SOFR Futures	Short	22	March 2023		(5,317)	(2)
3 Month SOFR Futures	Short	225	June 2023		(54,354)	54
90 Day Eurodollar Futures	Long	2,043	September 2023		494,176	(12,139)
90 Day Eurodollar Futures	Short	1,261	December 2023		(305,493)	6,654
90 Day Eurodollar Futures	Short	1,272	December 2024		(308,985)	4,093
2 Year U.S. Treasury Note Futures	Short	2,083	September 2022		(437,462)	202
5 Year U.S. Treasury Note Futures	Long	2,568	September 2022		288,258	758
10 Year U.S. Treasury Note Futures	Long	826	September 2022		97,907	(329)
10 Year Ultra U.S. Treasury Note Futures	Long	693	September 2022		88,271	(1,209)
20 Year U.S. Treasury Bond Futures	Long	304	September 2022		42,142	(566)
30 Year Ultra U.S. Treasury Bond Futures	Long	42	September 2022		6,482	137
						$(5,756)

Swap contracts

Interest rate swaps

Centrally cleared interest rate swaps

Receive		Pay			Notional		Value at	Upfront premium	Unrealized appreciation (depreciation)
Rate	Payment frequency	Rate	Payment frequency	Expiration date	amount (000)		6/30/2022 (000)	paid (000)	at 6/30/2022 (000)
2.5775%	Annual	U.S. EFFR	Annual	7/16/2022	USD	181,639	$81	$—	$81
U.S. EFFR	Annual	1.395%	Annual	7/27/2022		422,500	73	—	73
1.955%	Annual	U.S. EFFR	Annual	9/21/2022		320,100	(158)	—	(158)
SOFR	Annual	0.471%	Annual	10/26/2023		30,500	1,004	—	1,004
0.45801%	Annual	SOFR	Annual	10/26/2023		30,500	(1,009)	—	(1,009)
0.241%	Annual	U.S. EFFR	Annual	3/1/2024		119,400	(5,441)	—	(5,441)
U.S. EFFR	Annual	0.11%	Annual	5/18/2024		97,600	2,764	—	2,764
3.497%	Annual	U.S. EFFR	Annual	6/16/2024		24,000	228	—	228
3.4325%	Annual	U.S. EFFR	Annual	6/17/2024		17,700	146	—	146
3.4585%	Annual	U.S. EFFR	Annual	6/17/2024		3,697	32	—	32
U.S. EFFR	Annual	0.126%	Annual	6/25/2025		20,100	1,568	—	1,568
U.S. EFFR	Annual	0.1275%	Annual	6/25/2025		20,100	1,567	—	1,567
U.S. EFFR	Annual	0.106%	Annual	6/30/2025		22,492	1,810	—	1,810
3-month USD-LIBOR	Quarterly	1.867%	Semi-annual	7/11/2025		49,400	1,763	—	1,763
2.925%	Semi-annual	3-month USD-LIBOR	Quarterly	2/1/2028		12,800	(68)	—	(68)
2.91%	Semi-annual	3-month USD-LIBOR	Quarterly	2/1/2028		16,000	(96)	—	(96)
2.908%	Semi-annual	3-month USD-LIBOR	Quarterly	2/1/2028		16,000	(97)	—	(97)
2.92%	Semi-annual	3-month USD-LIBOR	Quarterly	2/2/2028		12,200	(67)	—	(67)
U.S. EFFR	Annual	0.5385%	Annual	3/26/2030		49,000	7,537	—	7,537
0.913%	Semi-annual	3-month USD-LIBOR	Quarterly	6/9/2030		31,000	(4,601)	—	(4,601)
U.S. EFFR	Annual	0.666%	Annual	11/19/2030		15,500	2,417	—	2,417
3-month USD-LIBOR	Quarterly	2.963%	Semi-annual	2/1/2038		9,800	165	—	165
3-month USD-LIBOR	Quarterly	2.986%	Semi-annual	2/1/2038		7,800	118	—	118

American Funds Insurance Series	235

U.S. Government Securities Fund (continued)

Swap contracts (continued)

Interest rate swaps (continued)

Centrally cleared interest rate swaps (continued)

Receive		Pay			Notional		Value at	Upfront premium	Unrealized appreciation (depreciation)
Rate	Payment frequency	Rate	Payment frequency	Expiration date		amount (000)	6/30/2022 (000)	paid (000)	at 6/30/2022 (000)
0.833%	Semi-annual	3-month USD-LIBOR	Quarterly	4/3/2040	USD	15,800	$(5,026)	$—	$(5,026)
3-month USD-LIBOR	Quarterly	0.811%	Semi-annual	7/27/2050		5,110	2,095	—	2,095
							$6,805	$—	$6,805

[1]	Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.
[2]	Coupon rate may change periodically. Reference rate and spread are as of the most recent information available. Some coupon rates are determined by the issuer or agent based on current market conditions; therefore, the reference rate and spread are not available. For short-term securities, the date of the next scheduled coupon rate change is considered to be the maturity date.
[3]	Amount less than one thousand.
[4]	Purchased on a TBA basis.
[5]	Index-linked bond whose principal amount moves with a government price index.
[6]	All or a portion of this security was pledged as collateral. The total value of pledged collateral was $16,394,000, which represented 1.00% of the net assets of the fund.
[7]	Acquired in a transaction exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $294,600,000, which represented 17.95% of the net assets of the fund.

Key to abbreviations

Assn. = Association

EFFR = Effective Federal Funds Rate

LIBOR = London Interbank Offered Rate

SOFR = Secured Overnight Financing Rate

TBA = To be announced
USD = U.S. dollars

Refer to the notes to financial statements.

236	American Funds Insurance Series

Managed Risk Growth Fund
Investment portfolio June 30, 2022	unaudited

Growth funds 84.07%	Shares	Value (000)
American Funds Insurance Series – Growth Fund, Class 1	5,168,832	$395,984

Total growth funds (cost: $517,640,000)		395,984

Fixed income funds 7.60%
American Funds Insurance Series – The Bond Fund of America, Class 1	3,607,944	35,791

Total fixed income funds (cost: $37,817,000)		35,791

Short-term securities 4.04%
State Street Institutional U.S. Government Money Market Fund, Premier Class 0.74%[1]	19,039,653	19,040

Total short-term securities (cost: $19,040,000)		19,040

Options purchased 0.09%
Options purchased*		424

Total options purchased (cost: $410,000)		424
Total investment securities 95.80% (cost: $574,907,000)		451,239
Other assets less liabilities 4.20%		19,773

Net assets 100.00%		$471,012

*Options purchased

Put

Description	Number of contracts	Notional amount (000)		Exercise price	Expiration date	Value at 6/30/2022 (000)
S&P 500 Index	25	USD	9,463	$2,375.00	12/16/2022	$53
S&P 500 Index	15		5,678	2,600.00	12/16/2022	47
S&P 500 Index	25		9,464	2,650.00	12/16/2022	83
S&P 500 Index	70		26,498	2,675.00	12/16/2022	241
						$424

American Funds Insurance Series	237

Managed Risk Growth Fund (continued)

Futures contracts

Contracts	Type	Number of contracts	Expiration	Notional amount (000)		Value and unrealized (depreciation) appreciation at 6/30/2022 (000)
5 Year U.S. Treasury Note Futures	Long	434	September 2022	USD	48,717	$(105)
Nikkei 225 Index Contracts	Short	3	September 2022		(583)	36
Japanese Yen Currency Contracts	Short	7	September 2022		(649)	9
FTSE 100 Index Contracts	Short	23	September 2022		(1,994)	1
British Pound Currency Contracts	Short	28	September 2022		(2,135)	50
Mini MSCI Emerging Market Index Contracts	Short	124	September 2022		(6,217)	23
Russell 2000 Mini Index Contracts	Short	93	September 2022		(7,942)	420
Euro Stoxx 50 Index Contracts	Short	255	September 2022		(9,195)	441
Euro Currency Contracts	Short	76	September 2022		(10,011)	209
S&P Mid 400 E-mini Index Contracts	Short	87	September 2022		(19,732)	1,211
S&P 500 E-mini Index Contracts	Short	1,299	September 2022		(246,128)	7,928
						$10,223

Investments in affiliates2

	Value of affiliates at 1/1/2022 (000)	Additions (000)	Reductions (000)	Net realized gain (loss) (000)	Net unrealized (depreciation) appreciation (000)	Value of affiliates at 6/30/2022 (000)	Dividend income (000)	Capital gain distributions received (000)
Growth funds 84.07%
American Funds Insurance Series – Growth Fund, Class 1	$504,914	$276,392	$173,037	$49,482	$(261,767)	$395,984	$619	$60,090
Fixed income funds 7.60%
American Funds Insurance Series – The Bond Fund of America, Class 1	59,236	33,926	51,218	(6,387)	234	35,791	225	443
Total 91.67%				$43,095	$(261,533)	$431,775	$844	$60,533

[1]	Rate represents the seven-day yield at 6/30/2022.
[2]	Part of the same “group of investment companies” as the fund as defined under the Investment Company Act of 1940, as amended.

Refer to the notes to financial statements.

238	American Funds Insurance Series

Managed Risk International Fund
Investment portfolio June 30, 2022	unaudited

Growth funds 84.30%	Shares	Value (000)
American Funds Insurance Series – International Fund, Class 1	7,388,186	$112,079

Total growth funds (cost: $139,165,000)		112,079

Fixed income funds 9.50%
American Funds Insurance Series – The Bond Fund of America, Class 1	1,272,621	12,624

Total fixed income funds (cost: $13,864,000)		12,624

Short-term securities 3.12%
State Street Institutional U.S. Government Money Market Fund, Premier Class 0.74%[1]	4,144,493	4,144

Total short-term securities (cost: $4,144,000)		4,144

Options purchased 0.44%
Options purchased*		591

Total options purchased (cost: $200,000)		591
Total investment securities 97.36% (cost: $157,373,000)		129,438
Other assets less liabilities 2.64%		3,512

Net assets 100.00%		$132,950

*Options purchased

Put

Description	Number of contracts	Notional amount (000)		Exercise price	Expiration date	Value at 6/30/2022 (000)
iShares MSCI EAFE ETF	2,050	USD	12,811	$45.00	12/16/2022	$505
iShares MSCI EAFE ETF	780		4,874	50.00	12/16/2022	75
iShares MSCI EAFE ETF	120		750	53.00	12/16/2022	11
						$591

Futures contracts

Contracts	Type	Number of contracts	Expiration	Notional amount (000)		Value and unrealized (depreciation) appreciation at 6/30/2022 (000)
5 Year U.S. Treasury Note Futures	Long	57	September 2022	USD	6,398	$(48)
S&P 500 E-mini Index Contracts	Short	75	September 2022		(14,211)	479
Mini MSCI Emerging Market Index Contracts	Short	545	September 2022		(27,323)	187
MSCI EAFE Index Contracts	Short	381	September 2022		(35,368)	470
						$1,088

American Funds Insurance Series	239

Managed Risk International Fund (continued)

Investments in affiliates2

	Value of affiliates at 1/1/2022 (000)	Additions (000)	Reductions (000)	Net realized gain (loss) (000)	Net unrealized depreciation (000)	Value of affiliates at 6/30/2022 (000)	Dividend income (000)	Capital gain distributions received (000)
Growth funds 84.30%
American Funds Insurance Series – International Fund, Class 1	$136,987	$65,776	$43,290	$4,856	$(52,250)	$112,079	$570	$16,110
Fixed income funds 9.50%
American Funds Insurance Series – The Bond Fund of America, Class 1	16,071	6,973	8,612	(1,234)	(574)	12,624	82	160
Total 93.80%				$3,622	$(52,824)	$124,703	$652	$16,270

[1]	Rate represents the seven-day yield at 6/30/2022.
[2]	Part of the same “group of investment companies” as the fund as defined under the Investment Company Act of 1940, as amended.

Refer to the notes to financial statements.

240	American Funds Insurance Series

Managed Risk Washington Mutual Investors Fund
Investment portfolio June 30, 2022	unaudited

Growth-and-income funds 84.30%	Shares	Value (000)
American Funds Insurance Series – Washington Mutual Investors Fund, Class 1	22,117,771	$271,164

Total growth-and-income funds (cost: $303,250,000)		271,164

Fixed income funds 9.49%
American Funds Insurance Series – U.S. Government Securities Fund, Class 1	2,829,677	30,532

Total fixed income funds (cost: $32,271,000)		30,532

Short-term securities 2.91%
State Street Institutional U.S. Government Money Market Fund, Premier Class 0.74%[1]	9,354,161	9,354

Total short-term securities (cost: $9,354,000)		9,354

Options purchased 0.26%
Options purchased*		842

Total options purchased (cost: $873,000)		842
Total investment securities 96.96% (cost: $345,748,000)		311,892
Other assets less liabilities 3.04%		9,777

Net assets 100.00%		$321,669

*Options purchased

Put

Description	Number of contracts	Notional amount (000)		Exercise price	Expiration date	Value at 6/30/2022 (000)
S&P 500 Index	175	USD	66,244	$2,500.00	12/16/2022	$462
S&P 500 Index	15		5,678	2,650.00	12/16/2022	50
S&P 500 Index	45		17,034	2,675.00	12/16/2022	155
S&P 500 Index	45		17,035	2,725.00	12/16/2022	175
						$842

Futures contracts

Contracts	Type	Number of contracts	Expiration	Notional amount (000)		Value and unrealized (depreciation) appreciation at 6/30/2022 (000)
5 Year U.S. Treasury Note Futures	Long	196	September 2022	USD	22,001	$(70)
Euro Stoxx 50 Index Contracts	Short	73	September 2022		(2,632)	117
Euro Currency Contracts	Short	22	September 2022		(2,898)	60
S&P Mid 400 E-mini Index Contracts	Short	13	September 2022		(2,949)	165
FTSE 100 Index Contracts	Short	44	September 2022		(3,814)	3
British Pound Currency Contracts	Short	53	September 2022		(4,041)	84
S&P 500 E-mini Index Contracts	Short	725	September 2022		(137,369)	3,489
						$3,848

American Funds Insurance Series	241

Managed Risk Washington Mutual Investors Fund (continued)

Investments in affiliates2

	Value of affiliates at 1/1/2022 (000)	Additions (000)	Reductions (000)	Net realized gain (loss) (000)	Net unrealized (depreciation) appreciation (000)	Value of affiliates at 6/30/2022 (000)	Dividend income (000)	Capital gain distributions received (000)
Growth-and-income funds 84.30%
American Funds Insurance Series – Washington Mutual Investors Fund, Class 1	$315,947	$152,592	$96,114	$34,867	$(136,128)	$271,164	$1,303	$61,850
Fixed income funds 9.49%
American Funds Insurance Series – U.S. Government Securities Fund, Class 1	37,066	18,005	21,805	(4,107)	1,373	30,532	156	—
Total 93.79%				$30,760	$(134,755)	$301,696	$1,459	$61,850

[1]	Rate represents the seven-day yield at 6/30/2022.
[2]	Part of the same “group of investment companies” as the fund as defined under the Investment Company Act of 1940, as amended.

Refer to the notes to financial statements.

242	American Funds Insurance Series

Managed Risk Growth-Income Fund
Investment portfolio June 30, 2022	unaudited

Growth-and-income funds 79.27%	Shares	Value (000)
American Funds Insurance Series – Growth-Income Fund, Class 1	35,443,702	$1,729,298

Total growth-and-income funds (cost: $1,797,473,000)		1,729,298

Fixed income funds 14.36%
American Funds Insurance Series – The Bond Fund of America, Class 1	31,586,778	313,341

Total fixed income funds (cost: $350,338,000)		313,341

Short-term securities 2.61%
State Street Institutional U.S. Government Money Market Fund, Premier Class 0.74%[1]	57,022,564	57,023

Total short-term securities (cost: $57,023,000)		57,023

Options purchased 0.53%
Options purchased*		11,543

Total options purchased (cost: $10,612,000)		11,543
Total investment securities 96.77% (cost: $2,215,446,000)		2,111,205
Other assets less liabilities 3.23%		70,515

Net assets 100.00%		$2,181,720

*Options purchased

Put

Description	Number of contracts	Notional amount (000)		Exercise price	Expiration date	Value at 6/30/2022 (000)
S&P 500 Index	20	USD	7,571	$2,950.00	9/16/2022	$37
S&P 500 Index	640		242,264	2,975.00	9/16/2022	1,318
S&P 500 Index	170		64,351	3,000.00	9/16/2022	349
S&P 500 Index	14		5,299	3,025.00	9/16/2022	33
S&P 500 Index	100		37,854	2,650.00	12/16/2022	331
S&P 500 Index	500		189,269	2,675.00	12/16/2022	1,721
S&P 500 Index	440		166,557	2,725.00	12/16/2022	1,711
S&P 500 Index	325		123,025	2,800.00	12/16/2022	1,387
S&P 500 Index	100		37,854	2,825.00	12/16/2022	432
S&P 500 Index	200		75,708	2,850.00	12/16/2022	910
S&P 500 Index	450		170,342	2,875.00	12/16/2022	2,300
S&P 500 Index	200		75,708	2,900.00	12/16/2022	1,014
						$11,543

American Funds Insurance Series	243

Managed Risk Growth-Income Fund (continued)

Futures contracts

Contracts	Type	Number of contracts	Expiration	Notional amount (000)		Value and unrealized (depreciation) appreciation at 6/30/2022 (000)
5 Year U.S. Treasury Note Futures	Long	1,458	September 2022	USD	163,661	$(524)
Russell 2000 Mini Index Contracts	Short	53	September 2022		(4,526)	222
Mini MSCI Emerging Market Index Contracts	Short	384	September 2022		(19,252)	(16)
FTSE 100 Index Contracts	Short	304	September 2022		(26,352)	54
Euro Stoxx 50 Index Contracts	Short	764	September 2022		(27,550)	1,147
British Pound Currency Contracts	Short	366	September 2022		(27,905)	528
Euro Currency Contracts	Short	228	September 2022		(30,034)	529
S&P Mid 400 E-mini Index Contracts	Short	289	September 2022		(65,545)	3,395
S&P 500 E-mini Index Contracts	Short	4,111	September 2022		(778,932)	21,404
						$26,739

Investments in affiliates2

	Value of affiliates at 1/1/2022 (000)	Additions (000)	Reductions (000)	Net realized gain (loss) (000)	Net unrealized depreciation (000)	Value of affiliates at 6/30/2022 (000)	Dividend income (000)	Capital gain distributions received (000)
Growth-and-income funds 79.27%
American Funds Insurance Series – Growth-Income Fund, Class 1	$2,125,192	$771,734	$582,441	$127,675	$(712,862)	$1,729,298	$5,619	$175,737
Fixed income funds 14.36%
American Funds Insurance Series – The Bond Fund of America, Class 1	398,789	125,918	166,983	(21,794)	(22,589)	313,341	1,982	3,897
Total 93.63%				$105,881	$(735,451)	$2,042,639	$7,601	$179,634

[1]	Rate represents the seven-day yield at 6/30/2022.
[2]	Part of the same “group of investment companies” as the fund as defined under the Investment Company Act of 1940, as amended.

Refer to the notes to financial statements.

244	American Funds Insurance Series

Managed Risk Asset Allocation Fund
Investment portfolio June 30, 2022	unaudited

Asset allocation funds 94.58%	Shares	Value (000)
American Funds Insurance Series – Asset Allocation Fund, Class 1	98,871,249	$2,167,258

Total asset allocation funds (cost: $2,302,803,000)		2,167,258

Short-term securities 3.03%
State Street Institutional U.S. Government Money Market Fund, Premier Class 0.74%[1]	69,465,936	69,466

Total short-term securities (cost: $69,466,000)		69,466

Options purchased 0.05%
Options purchased*		1,138

Total options purchased (cost: $2,257,000)		1,138
Total investment securities 97.66% (cost: $2,374,526,000)		2,237,862
Other assets less liabilities 2.34%		53,610

Net assets 100.00%		$2,291,472

*Options purchased

Put

Description	Number of contracts	Notional amount (000)		Exercise price	Expiration date	Value at 6/30/2022 (000)
S&P 500 Index	530	USD	200,625	$2,950.00	9/16/2022	$975
S&P 500 Index	44		16,656	2,975.00	9/16/2022	91
S&P 500 Index	10		3,785	3,000.00	9/16/2022	21
S&P 500 Index	22		8,328	3,025.00	9/16/2022	51
						$1,138

Futures contracts

Contracts	Type	Number of contracts	Expiration	Notional amount (000)		Value and unrealized (depreciation) appreciation at 6/30/2022 (000)
5 Year U.S. Treasury Note Futures	Long	1,133	September 2022	USD	127,179	$(371)
FTSE 100 Index Contracts	Short	90	September 2022		(7,802)	12
British Pound Currency Contracts	Short	108	September 2022		(8,234)	184
Russell 2000 Mini Index Contracts	Short	147	September 2022		(12,554)	569
Mini MSCI Emerging Market Index Contracts	Short	432	September 2022		(21,658)	65
Euro Stoxx 50 Index Contracts	Short	680	September 2022		(24,521)	1,065
Euro Currency Contracts	Short	204	September 2022		(26,872)	467
S&P Mid 400 E-mini Index Contracts	Short	318	September 2022		(72,122)	3,725
S&P 500 E-mini Index Contracts	Short	3,537	September 2022		(670,173)	17,854
						$23,570

American Funds Insurance Series	245

Managed Risk Asset Allocation Fund (continued)

Investments in affiliates2

	Value of affiliate at 1/1/2022 (000)	Additions (000)	Reductions (000)	Net realized gain (000)	Net unrealized depreciation (000)	Value of affiliate at 6/30/2022 (000)	Dividend income (000)	Capital gain distributions received (000)
Asset allocation funds 94.58%
American Funds Insurance Series – Asset Allocation Fund, Class 1	$2,678,055	$699,143	$565,128	$66,785	$(711,597)	$2,167,258	$9,909	$231,217

[1]	Rate represents the seven-day yield at 6/30/2022.
[2]	Part of the same “group of investment companies” as the fund as defined under the Investment Company Act of 1940, as amended.

Refer to the notes to financial statements.

246	American Funds Insurance Series

Financial statements

Statements of assets and liabilities at June 30, 2022	unaudited (dollars in thousands)

	Global Growth Fund		Global Small Capitalization Fund		Growth Fund	International Fund	New World Fund
Assets:
Investment securities, at value:
Unaffiliated issuers	$6,231,978		$2,663,432		$29,568,273	$5,942,975	$2,872,337
Affiliated issuers	636,913		333,160		1,575,971	932,894	318,188
Cash	709		1,957		404	3,754	3,721
Cash collateral received for securities on loan	2,045		8,534		8,112	7,475	840
Cash collateral pledged for futures contracts	—		—		—	—	161
Cash collateral pledged for swap contracts	—		—		—	—	—
Cash denominated in currencies other than U.S. dollars	2,246		815		3,703	8,968	1,489
Unrealized appreciation on open forward currency contracts	—		—		—	—	40
Receivables for:
Sales of investments	1,248		12,647		15,451	6,109	15,910
Sales of fund’s shares	20,636		3,605		109,002	5,552	1,756
Dividends and interest	9,481		3,554		12,384	16,623	7,976
Closed forward currency contracts	—		—		—	—	—
Variation margin on futures contracts	—		—		—	—	103
Variation margin on centrally cleared swap contracts	—		—		—	—	—
Securities lending income	—	*	8		6	1	1
Currency translations	704		664		—	1,493	2,322
Other	—		—	*	—	—	60
	6,905,960		3,028,376		31,293,306	6,925,844	3,224,904
Liabilities:
Collateral for securities on loan	20,453		85,345		81,118	74,745	8,405
Unrealized depreciation on open forward currency contracts	—		—		—	—	1
Unrealized depreciation on unfunded commitments	—		—		—	—	—
Payables for:
Purchases of investments	847		13,472		14,075	3,609	15,875
Repurchases of fund’s shares	2,728		552		5,579	4,065	1,878
Investment advisory services	2,110		1,496		8,385	2,802	1,373
Insurance administrative fees	374		171		1,696	253	477
Services provided by related parties	966		505		4,482	945	397
Trustees’ deferred compensation	85		57		483	177	41
Closed forward currency contracts	—		—		—	—	—
Variation margin on futures contracts	—		—		—	—	167
Variation margin on centrally cleared swap contracts	—		—		—	—	—
Non-U.S. taxes	7,273		7,269		1,020	25,052	6,882
Other	378		258		297	582	409
	35,214		109,125		117,135	112,230	35,905
Net assets at June 30, 2022	$6,870,746		$2,919,251		$31,176,171	$6,813,614	$3,188,999

Net assets consist of:
Capital paid in on shares of beneficial interest	$4,728,897		$2,668,735		$20,318,538	$6,622,057	$2,724,606
Total distributable earnings (accumulated loss)	2,141,849		250,516		10,857,633	191,557	464,393
Net assets at June 30, 2022	$6,870,746		$2,919,251		$31,176,171	$6,813,614	$3,188,999

Investment securities on loan, at value	$27,348		$96,178		$78,405	$71,916	$14,516
Investment securities, at cost
Unaffiliated issuers	4,414,385		2,498,648		20,009,865	5,556,442	2,462,901
Affiliated issuers	637,028		325,716		1,576,195	933,018	318,233
Cash denominated in currencies other than U.S. dollars, at cost	2,249		815		3,703	8,960	1,489

Refer to the end of the statements of assets and liabilities for footnotes.

Refer to the notes to financial statements.

American Funds Insurance Series	247

Financial statements (continued)

Statements of assets and liabilities at June 30, 2022 (continued)	unaudited (dollars in thousands)

	Washington Mutual Investors Fund	Capital World Growth and Income Fund		Growth- Income Fund		International Growth and Income Fund		Capital Income Builder
Assets:
Investment securities, at value:
Unaffiliated issuers	$8,932,580	$1,657,279		$30,626,361		$270,057		$1,016,311
Affiliated issuers	405,537	82,938		2,302,880		22,012		132,263
Cash	1,246	136		882		205		1,213
Cash collateral received for securities on loan	5,562	1,544		17,836		141		1,403
Cash collateral pledged for futures contracts	—	—		—		—		—
Cash collateral pledged for swap contracts	—	—		—		—		—
Cash denominated in currencies other than U.S. dollars	—	282		1		551		144
Unrealized appreciation on open forward currency contracts	—	—		—		1		—
Receivables for:
Sales of investments	21,819	2,415		—		1,135		60,393
Sales of fund’s shares	2,005	705		14,620		100		4,153
Dividends and interest	5,767	4,918		43,557		1,824		4,117
Closed forward currency contracts	—	—		—		—		—
Variation margin on futures contracts	—	—		—		—		360
Variation margin on centrally cleared swap contracts	—	—		—		—		68
Securities lending income	2	—	*	12		—	*	1
Currency translations	1	264		—		—		—
Other	—	—		—		2		—
	9,374,519	1,750,481		33,006,149		296,028		1,220,426
Liabilities:
Collateral for securities on loan	55,623	15,435		178,358		1,413		14,030
Unrealized depreciation on open forward currency contracts	—	—		—		—		—
Unrealized depreciation on unfunded commitments	—	—		—		—		—
Payables for:
Purchases of investments	9,878	3,247		29,439		1,065		106,256
Repurchases of fund’s shares	6,753	377		15,313		332		1,090
Investment advisory services	1,835	540		7,120		116		199
Insurance administrative fees	707	124		1,057		76		343
Services provided by related parties	1,023	297		3,648		66		136
Trustees’ deferred compensation	99	25		535		14		7
Closed forward currency contracts	—	—		—		—		—
Variation margin on futures contracts	—	—		—		—		19
Variation margin on centrally cleared swap contracts	—	—		—		—		86
Non-U.S. taxes	110	664		1,513		74		613
Other	12	172		406		132		37
	76,040	20,881		237,389		3,288		122,816
Net assets at June 30, 2022	$9,298,479	$1,729,600		$32,768,760		$292,740		$1,097,610

Net assets consist of:
Capital paid in on shares of beneficial interest	$7,812,795	$1,591,060		$21,570,621		$319,949		$1,002,592
Total distributable earnings (accumulated loss)	1,485,684	138,540		11,198,139		(27,209)		95,018
Net assets at June 30, 2022	$9,298,479	$1,729,600		$32,768,760		$292,740		$1,097,610

Investment securities on loan, at value	$81,124	$16,355		$171,950		$2,221		$13,384
Investment securities, at cost
Unaffiliated issuers	7,699,509	1,516,294		21,378,607		294,213		915,374
Affiliated issuers	405,592	82,945		2,303,148		22,014		137,500
Cash denominated in currencies other than U.S. dollars, at cost	—	282		—	*	551		144

Refer to the end of the statements of assets and liabilities for footnotes.

Refer to the notes to financial statements.

248	American Funds Insurance Series

Financial statements (continued)

Statements of assets and liabilities at June 30, 2022 (continued)	unaudited (dollars in thousands)

	Asset Allocation Fund	American Funds Global Balanced Fund†		The Bond Fund of America		Capital World Bond Fund		American High-Income Trust
Assets:
Investment securities, at value:
Unaffiliated issuers	$22,412,782	$369,158		$10,721,189		$1,519,026		$812,689
Affiliated issuers	3,754,317	12,688		2,002,964		100,175		22,060
Cash	2,723	87		10,237		658		497
Cash collateral received for securities on loan	5,530	400		—		—		—
Cash collateral pledged for futures contracts	—	—		—		—		149
Cash collateral pledged for swap contracts	—	—		—		—		891
Cash denominated in currencies other than U.S. dollars	662	67		—	*	1,599		—	*
Unrealized appreciation on open forward currency contracts	—	103		293		6,655		—
Receivables for:
Sales of investments	1,188,210	8,277		2,906,701		92,109		3,062
Sales of fund’s shares	3,466	384		4,586		125		166
Dividends and interest	66,983	1,673		63,679		10,132		13,847
Closed forward currency contracts	—	18		75		32		—
Variation margin on futures contracts	3,827	117		11,937		2,603		—
Variation margin on centrally cleared swap contracts	76	85		1,064		1,056		33
Securities lending income	3	—	*	—		—		—
Currency translations	20	—		14		—		—
Other	—	—		—		—		3
	27,438,599	393,057		15,722,739		1,734,170		853,397
Liabilities:
Collateral for securities on loan	55,304	4,005		—		—		—
Unrealized depreciation on open forward currency contracts	—	459		470		4,636		—
Unrealized depreciation on unfunded commitments	3	—		—		—	*	1
Payables for:
Purchases of investments	2,383,471	12,611		4,714,650		141,486		2,409
Repurchases of fund’s shares	13,987	73		30,770		2,607		631
Investment advisory services	5,603	138		1,475		568		193
Insurance administrative fees	3,473	75		583		37		49
Services provided by related parties	2,651	66		1,083		224		156
Trustees’ deferred compensation	306	4		126		26		33
Closed forward currency contracts	—	4		576		1,476		—
Variation margin on futures contracts	5,748	51		3,238		928		46
Variation margin on centrally cleared swap contracts	5	12		848		112		2
Non-U.S. taxes	2,863	52		12		72		—
Other	180	29		10		282		1
	2,473,594	17,579		4,753,841		152,454		3,521
Net assets at June 30, 2022	$24,965,005	$375,478		$10,968,898		$1,581,716		$849,876

Net assets consist of:
Capital paid in on shares of beneficial interest	$20,087,583	$332,943		$12,050,340		$1,900,155		$1,195,797
Total distributable earnings (accumulated loss)	4,877,422	42,535		(1,081,442)		(318,439)		(345,921)
Net assets at June 30, 2022	$24,965,005	$375,478		$10,968,898		$1,581,716		$849,876

Investment securities on loan, at value	$53,318	$3,814		$—		$—		$—
Investment securities, at cost
Unaffiliated issuers	18,483,563	376,377		11,470,544		1,784,429		914,920
Affiliated issuers	4,024,178	12,688		2,003,265		100,186		22,062
Cash denominated in currencies other than U.S. dollars, at cost	662	67		—	*	1,567		—	*

Refer to the end of the statements of assets and liabilities for footnotes.

Refer to the notes to financial statements.

American Funds Insurance Series	249

Financial statements (continued)

Statements of assets and liabilities at June 30, 2022 (continued)	unaudited (dollars in thousands)

	American Funds Mortgage Fund	Ultra-Short Bond Fund		U.S. Government Securities Fund	Managed Risk Growth Fund	Managed Risk International Fund
Assets:
Investment securities, at value:
Unaffiliated issuers	$138,373	$416,230		$2,213,282	$19,464	$4,735
Affiliated issuers	—	—		—	431,775	124,703
Cash	2,771	9,108		47,433	—	—
Cash collateral received for securities on loan	—	—		—	—	—
Cash collateral pledged for futures contracts	—	—		—	17,380	3,515
Cash collateral pledged for swap contracts	—	—		—	—	—
Cash denominated in currencies other than U.S. dollars	—	—		—	—	—
Unrealized appreciation on open forward currency contracts	—	—		—	—	—
Receivables for:
Sales of investments	90,181	—		816,236	—	167
Sales of fund’s shares	3	18		1,287	332	—	*
Dividends and interest	196	9		3,874	18	4
Closed forward currency contracts	—	—		—	—	—
Variation margin on futures contracts	171	—		5,437	2,853	464
Variation margin on centrally cleared swap contracts	—	—		1,379	—	—
Securities lending income	—	—		—	—	—
Currency translations	—	—		—	—	—
Other	—	—		—	—	—
	231,695	425,365		3,088,928	471,822	133,588
Liabilities:
Collateral for securities on loan	—	—		—	—	—
Unrealized depreciation on open forward currency contracts	—	—		—	—	—
Unrealized depreciation on unfunded commitments	—	—		—	—	—
Payables for:
Purchases of investments	138,358	—		1,436,179	228	334
Repurchases of fund’s shares	179	1,130		6,505	86	177
Investment advisory services	13	88		238	39	11
Insurance administrative fees	26	42		132	310	88
Services provided by related parties	21	86		329	94	27
Trustees’ deferred compensation	3	12		45	3	1
Closed forward currency contracts	—	—		—	—	—
Variation margin on futures contracts	21	—		2,583	50	—
Variation margin on centrally cleared swap contracts	20	—		1,490	—	—
Non-U.S. taxes	—	—		—	—	—
Other	1	—	*	2	—	—
	138,642	1,358		1,447,503	810	638
Net assets at June 30, 2022	$93,053	$424,007		$1,641,425	$471,012	$132,950

Net assets consist of:
Capital paid in on shares of beneficial interest	$99,468	$424,284		$1,766,549	$468,687	$155,472
Total distributable earnings (accumulated loss)	(6,415)	(277)		(125,124)	2,325	(22,522)
Net assets at June 30, 2022	$93,053	$424,007		$1,641,425	$471,012	$132,950

Investment securities on loan, at value	$—	$—		$—	$—	$—
Investment securities, at cost
Unaffiliated issuers	140,617	416,305		2,268,542	19,450	4,344
Affiliated issuers	—	—		—	555,457	153,029
Cash denominated in currencies other than U.S. dollars, at cost	—	—		—	—	—

Refer to the end of the statements of assets and liabilities for footnotes.

Refer to the notes to financial statements.

250	American Funds Insurance Series

Financial statements (continued)

Statements of assets and liabilities at June 30, 2022 (continued)	unaudited (dollars in thousands)

	Managed Risk Washington Mutual Investors Fund	Managed Risk Growth- Income Fund	Managed Risk Asset Allocation Fund
Assets:
Investment securities, at value:
Unaffiliated issuers	$10,196	$68,566	$70,604
Affiliated issuers	301,696	2,042,639	2,167,258
Cash	—	—	—
Cash collateral received for securities on loan	—	—	—
Cash collateral pledged for futures contracts	8,656	55,400	48,020
Cash collateral pledged for swap contracts	—	—	—
Cash denominated in currencies other than U.S. dollars	—	—	—
Unrealized appreciation on open forward currency contracts	—	—	—
Receivables for:
Sales of investments	151	17,100	833
Sales of fund’s shares	324	82	912
Dividends and interest	9	61	62
Closed forward currency contracts	—	—	—
Variation margin on futures contracts	1,434	9,296	7,885
Variation margin on centrally cleared swap contracts	—	—	—
Securities lending income	—	—	—
Currency translations	—	—	—
Other	—	—	—
	322,466	2,193,144	2,295,574
Liabilities:
Collateral for securities on loan	—	—	—
Unrealized depreciation on open forward currency contracts	—	—	—
Unrealized depreciation on unfunded commitments	—	—	—
Payables for:
Purchases of investments	304	—	408
Repurchases of fund’s shares	162	9,501	1,359
Investment advisory services	27	183	192
Insurance administrative fees	206	1,420	1,504
Services provided by related parties	64	57	473
Trustees’ deferred compensation	3	14	29
Closed forward currency contracts	—	—	—
Variation margin on futures contracts	31	249	137
Variation margin on centrally cleared swap contracts	—	—	—
Non-U.S. taxes	—	—	—
Other	—	—	—
	797	11,424	4,102
Net assets at June 30, 2022	$321,669	$2,181,720	$2,291,472

Net assets consist of:
Capital paid in on shares of beneficial interest	$310,223	$1,998,424	$2,131,911
Total distributable earnings (accumulated loss)	11,446	183,296	159,561
Net assets at June 30, 2022	$321,669	$2,181,720	$2,291,472

Investment securities on loan, at value	$—	$—	$—
Investment securities, at cost
Unaffiliated issuers	10,227	67,635	71,723
Affiliated issuers	335,521	2,147,811	2,302,803
Cash denominated in currencies other than U.S. dollars, at cost	—	—	—

Refer to the end of the statements of assets and liabilities for footnotes.

Refer to the notes to financial statements.

American Funds Insurance Series	251

Financial statements (continued)

Statements of assets and liabilities at June 30, 2022 (continued)	unaudited (dollars and shares in thousands, except per-share amounts)

		Global Growth Fund	Global Small Capitalization Fund	Growth Fund	International Fund	New World Fund
Shares of beneficial interest issued and outstanding (no stated par value) — unlimited shares authorized
Class 1:	Net assets	$3,071,738	$914,638	$13,552,095	$3,225,915	$1,674,369
	Shares outstanding	105,650	58,560	176,909	212,710	76,062
	Net asset value per share	$29.07	$15.62	$76.61	$15.17	$22.01
Class 1A:	Net assets	$13,704	$3,963	$173,259	$9,994	$9,456
	Shares outstanding	474	257	2,283	663	432
	Net asset value per share	$28.92	$15.43	$75.90	$15.08	$21.89
Class 2:	Net assets	$3,232,769	$1,751,492	$14,922,706	$3,195,094	$790,334
	Shares outstanding	112,728	118,728	197,300	211,908	36,381
	Net asset value per share	$28.68	$14.75	$75.63	$15.08	$21.72
Class 3:	Net assets			$197,873	$15,712
	Shares outstanding	Not applicable	Not applicable	2,559	1,033	Not applicable
	Net asset value per share			$77.33	$15.20
Class 4:	Net assets	$552,535	$249,158	$2,330,238	$366,899	$714,840
	Shares outstanding	19,465	16,897	31,566	24,733	33,206
	Net asset value per share	$28.39	$14.75	$73.82	$14.83	$21.53

		Washington Mutual Investors Fund	Capital World Growth and Income Fund	Growth- Income Fund	International Growth and Income Fund	Capital Income Builder
Shares of beneficial interest issued and outstanding (no stated par value) — unlimited shares authorized
Class 1:	Net assets	$5,471,389	$551,274	$19,411,798	$12,468	$553,316
	Shares outstanding	446,456	48,641	397,825	1,422	50,880
	Net asset value per share	$12.26	$11.33	$48.79	$8.77	$10.87
Class 1A:	Net assets	$56,598	$5,728	$27,222	$4,311	$9,489
	Shares outstanding	4,660	509	561	505	873
	Net asset value per share	$12.15	$11.26	$48.48	$8.54	$10.86
Class 2:	Net assets	$2,775,264	$991,352	$11,635,400	$163,644	$11,854
	Shares outstanding	230,859	87,806	242,284	19,183	1,091
	Net asset value per share	$12.02	$11.29	$48.02	$8.53	$10.87
Class 3:	Net assets			$126,119
	Shares outstanding	Not applicable	Not applicable	2,581	Not applicable	Not applicable
	Net asset value per share			$48.87
Class 4:	Net assets	$995,228	$181,246	$1,568,221	$112,317	$522,951
	Shares outstanding	83,648	16,461	33,169	13,374	48,191
	Net asset value per share	$11.90	$11.01	$47.28	$8.40	$10.85

Refer to the end of the statements of assets and liabilities for footnotes.

Refer to the notes to financial statements.

252	American Funds Insurance Series

Financial statements (continued)

Statements of assets and liabilities at June 30, 2022 (continued)	unaudited (dollars and shares in thousands, except per-share amounts)

		Asset Allocation Fund	American Funds Global Balanced Fund†	The Bond Fund of America	Capital World Bond Fund	American High-Income Trust
Shares of beneficial interest issued and outstanding (no stated par value) — unlimited shares authorized
Class 1:	Net assets	$15,266,002	$98,957	$6,877,449	$707,799	$228,487
	Shares outstanding	696,452	8,074	693,170	72,900	25,889
	Net asset value per share	$21.92	$12.26	$9.92	$9.71	$8.83
Class 1A:	Net assets	$21,109	$2,586	$200,199	$1,204	$1,157
	Shares outstanding	968	212	20,303	125	132
	Net asset value per share	$21.81	$12.21	$9.86	$9.67	$8.79
Class 2:	Net assets	$4,341,707	$162,176	$3,092,284	$817,261	$540,450
	Shares outstanding	200,876	13,276	316,453	84,949	62,576
	Net asset value per share	$21.61	$12.22	$9.77	$9.62	$8.64
Class 3:	Net assets	$29,083				$8,556
	Shares outstanding	1,326	Not applicable	Not applicable	Not applicable	965
	Net asset value per share	$21.94				$8.86
Class 4:	Net assets	$5,307,104	$111,759	$798,966	$55,452	$71,226
	Shares outstanding	247,514	9,266	82,157	5,833	7,491
	Net asset value per share	$21.44	$12.06	$9.72	$9.51	$9.51

		American Funds Mortgage Fund	Ultra-Short Bond Fund	U.S. Government Securities Fund	Managed Risk Growth Fund	Managed Risk International Fund
Shares of beneficial interest issued and outstanding (no stated par value) — unlimited shares authorized
Class 1:	Net assets	$1,111	$46,938	$254,823
	Shares outstanding	112	4,162	23,613	Not applicable	Not applicable
	Net asset value per share	$9.91	$11.28	$10.79
Class 1A:	Net assets	$1,857	$10	$4,120
	Shares outstanding	190	1	384	Not applicable	Not applicable
	Net asset value per share	$9.80	$11.28	$10.75
Class 2:	Net assets	$50,207	$297,166	$1,169,880
	Shares outstanding	5,113	27,207	109,841	Not applicable	Not applicable
	Net asset value per share	$9.82	$10.92	$10.65
Class 3:	Net assets		$4,774	$7,862
	Shares outstanding	Not applicable	431	727	Not applicable	Not applicable
	Net asset value per share		$11.06	$10.81
Class 4:	Net assets	$39,878	$75,119	$204,740
	Shares outstanding	4,111	6,844	19,258	Not applicable	Not applicable
	Net asset value per share	$9.70	$10.98	$10.63
Class P1:	Net assets				$9,287	$1,808
	Shares outstanding	Not applicable	Not applicable	Not applicable	781	209
	Net asset value per share				$11.89	$8.65
Class P2:	Net assets				$461,725	$131,142
	Shares outstanding	Not applicable	Not applicable	Not applicable	39,177	15,232
	Net asset value per share				$11.79	$8.61

Refer to the end of the statements of assets and liabilities for footnotes.

Refer to the notes to financial statements.

American Funds Insurance Series	253

Financial statements (continued)

Statements of assets and liabilities at June 30, 2022 (continued)	unaudited (dollars and shares in thousands, except per-share amounts)

		Managed Risk Washington Mutual Investors Fund	Managed Risk Growth- Income Fund	Managed Risk Asset Allocation Fund
Shares of beneficial interest issued and outstanding (no stated par value) — unlimited shares authorized
Class P1:	Net assets	$2,623	$1,904,828	$6,706
	Shares outstanding	226	148,869	538
	Net asset value per share	$11.58	$12.80	$12.46
Class P2:	Net assets	$319,046	$276,892	$2,284,766
	Shares outstanding	27,707	21,780	188,687
	Net asset value per share	$11.51	$12.71	$12.11

*	Amount less than one thousand.
†	Formerly Global Balanced Fund.

Refer to the notes to financial statements.

254	American Funds Insurance Series

Financial statements (continued)

Statements of operations for the six months ended June 30, 2022	unaudited (dollars in thousands)

	Global Growth Fund	Global Small Capitalization Fund	Growth Fund	International Fund	New World Fund
Investment income:
Income (net of non-U.S. taxes1):
Dividends:
Unaffiliated issuers	$52,619	$15,408	$151,429	$86,055	$36,438
Affiliated issuers	1,427	606	3,145	1,992	640
	54,046	16,014	154,574	88,047	37,078
Interest from unaffiliated issuers	—	24	896	—	3,562
European Union withholding tax reclaims	353	—	318	—	175
Interest from European Union withholding tax reclaims	64	—	22	—	14
Securities lending income (net of fees)	66	983	387	904	148
	54,529	17,021	156,197	88,951	40,977
Fees and expenses[1]:
Investment advisory services	19,510	11,933	57,724	19,156	11,907
Distribution services	5,450	2,948	26,226	5,107	2,120
Insurance administrative services	802	367	3,580	530	1,006
Transfer agent services	1	— [2]	3	1	— [2]
Administrative services	1,187	522	5,575	1,169	544
Accounting and administrative services	—	—	—	—	—
Reports to shareholders	41	24	125	48	16
Registration statement and prospectus	14	10	100	41	10
Trustees’ compensation	2	2	12	2	1
Auditing and legal	16	34	33	28	49
Custodian	425	239	210	702	411
Other	4	28	18	4	27
Total fees and expenses before waivers/reimbursement	27,452	16,107	93,606	26,788	16,091
Less waivers/reimbursement of fees and expenses:
Investment advisory services waivers	1,313	259	1	—	2,654
Miscellaneous fee reimbursement	—	—	—	—	—
Total waivers/reimbursement of fees and expenses	1,313	259	1	—	2,654
Total fees and expenses after waivers/reimbursement	26,139	15,848	93,605	26,788	13,437
Net investment income (loss)	28,390	1,173	62,592	62,163	27,540
Net realized gain (loss) and unrealized depreciation:
Net realized gain (loss)[1] on:
Investments in:
Unaffiliated issuers	310,668	86,912	1,244,591	(205,118)	56,774
Affiliated issuers	(20)	6	1	20	(9)
Futures contracts	—	—	—	—	202
Forward currency contracts	—	—	—	—	298
Swap contracts	—	—	—	—	—
Currency transactions	(1,052)	(25)	73	(1,170)	82
Capital gain distributions received from affiliated issuers	—	—	—	—	—
	309,596	86,893	1,244,665	(206,268)	57,347
Net unrealized (depreciation) appreciation[1] on:
Investments in:
Unaffiliated issuers	(3,004,456)	(1,445,472)	(14,552,959)	(1,849,354)	(1,088,052)
Affiliated issuers	(159)	(18,993)	(420)	(230)	(61)
Futures contracts	—	—	—	—	78
Forward currency contracts	—	—	—	—	59
Swap contracts	—	—	—	—	—
Currency translations	221	520	(56)	1,077	300
	(3,004,394)	(1,463,945)	(14,553,435)	(1,848,507)	(1,087,676)
Net realized gain (loss) and unrealized depreciation	(2,694,798)	(1,377,052)	(13,308,770)	(2,054,775)	(1,030,329)
Net decrease in net assets resulting from operations	$(2,666,408)	$(1,375,879)	$(13,246,178)	$(1,992,612)	$(1,002,789)

Refer to the end of the statements of operations for footnotes.

Refer to the notes to financial statements.

American Funds Insurance Series	255

Financial statements (continued)

Statements of operations for the six months ended June 30, 2022 (continued)	unaudited (dollars in thousands)

	Washington Mutual Investors Fund	Capital World Growth and Income Fund	Growth- Income Fund	International Growth and Income Fund	Capital Income Builder
Investment income:
Income (net of non-U.S. taxes1):
Dividends:
Unaffiliated issuers	$115,274	$30,016	$300,024	$7,332	$17,853
Affiliated issuers	823	172	4,194	52	587
	116,097	30,188	304,218	7,384	18,440
Interest from unaffiliated issuers	—	71	1,023	—	2,310
European Union withholding tax reclaims	—	—	3,322	430	—
Interest from European Union withholding tax reclaims	—	—	292	35	—
Securities lending income (net of fees)	190	103	572	11	50
	116,287	30,362	309,427	7,860	20,800
Fees and expenses[1]:
Investment advisory services	19,627	5,497	46,863	1,023	2,446
Distribution services	5,174	1,697	18,949	383	698
Insurance administrative services	1,479	260	2,207	158	695
Transfer agent services	1	— [2]	3	— [2]	— [2]
Administrative services	1,546	297	5,574	49	169
Accounting and administrative services	—	—	—	—	—
Reports to shareholders	24	13	118	3	4
Registration statement and prospectus	24	3	73	1	1
Trustees’ compensation	1	— [2]	8	1	— [2]
Auditing and legal	7	19	36	20	17
Custodian	174	195	241	1	42
Other	4	1	17	— [2]	1
Total fees and expenses before waivers/reimbursement	28,061	7,982	74,089	1,639	4,073
Less waivers/reimbursement of fees and expenses:
Investment advisory services waivers	7,920	1,907	—	281	1,206
Miscellaneous fee reimbursement	—	—	—	—	—
Total waivers/reimbursement of fees and expenses	7,920	1,907	—	281	1,206
Total fees and expenses after waivers/reimbursement	20,141	6,075	74,089	1,358	2,867
Net investment income (loss)	96,146	24,287	235,338	6,502	17,933
Net realized gain (loss) and unrealized depreciation:
Net realized gain (loss)[1] on:
Investments in:
Unaffiliated issuers	164,986	(23,930)	1,718,892	(8,722)	10,932
Affiliated issuers	(19)	(13)	(29)	(2)	(4)
Futures contracts	—	—	—	—	(3,291)
Forward currency contracts	—	—	—	—	6
Swap contracts	—	—	—	—	1,590
Currency transactions	(14)	48	(662)	(40)	24
Capital gain distributions received from affiliated issuers	—	—	—	—	—
	164,953	(23,895)	1,718,201	(8,764)	9,257
Net unrealized (depreciation) appreciation[1] on:
Investments in:
Unaffiliated issuers	(1,682,419)	(467,259)	(10,132,517)	(67,920)	(135,663)
Affiliated issuers	(96)	(7)	(465)	(6)	(4,757)
Futures contracts	—	—	—	—	(1,259)
Forward currency contracts	—	—	—	1	(2)
Swap contracts	—	—	—	—	(39)
Currency translations	(6)	(116)	(290)	(119)	(34)
	(1,682,521)	(467,382)	(10,133,272)	(68,044)	(141,754)
Net realized gain (loss) and unrealized depreciation	(1,517,568)	(491,277)	(8,415,071)	(76,808)	(132,497)
Net decrease in net assets resulting from operations	$(1,421,422)	$(466,990)	$(8,179,733)	$(70,306)	$(114,564)

Refer to the end of the statements of operations for footnotes.

Refer to the notes to financial statements.

256	American Funds Insurance Series

Financial statements (continued)

Statements of operations for the six months ended June 30, 2022 (continued)	unaudited (dollars in thousands)

	Asset Allocation Fund	American Funds Global Balanced Fund[3]	The Bond Fund of America	Capital World Bond Fund	American High-Income Trust
Investment income:
Income (net of non-U.S. taxes1):
Dividends:
Unaffiliated issuers	$200,577	$3,865	$—	$57	$1,489
Affiliated issuers	25,018	41	3,972	255	68
	225,595	3,906	3,972	312	1,557
Interest from unaffiliated issuers	88,223	1,397	171,964	24,488	26,212
European Union withholding tax reclaims	32	—	—	—	—
Interest from European Union withholding tax reclaims	9	—	—	—	—
Securities lending income (net of fees)	143	3	—	—	—
	314,002	5,306	175,936	24,800	27,769
Fees and expenses[1]:
Investment advisory services	36,448	1,233	20,827	4,458	2,176
Distribution services	13,348	383	5,248	1,208	874
Insurance administrative services	7,262	158	1,128	77	103
Transfer agent services	2	— [2]	1	— [2]	— [2]
Administrative services	4,146	62	1,753	265	142
Accounting and administrative services	—	—	—	—	—
Reports to shareholders	59	3	38	13	11
Registration statement and prospectus	35	— [2]	203	3	1
Trustees’ compensation	4	— [2]	2	1	— [2]
Auditing and legal	25	4	9	3	3
Custodian	466	24	41	51	7
Other	12	— [2]	5	1	8
Total fees and expenses before waivers/reimbursement	61,807	1,867	29,255	6,080	3,325
Less waivers/reimbursement of fees and expenses:
Investment advisory services waivers	—	7	11,103	611	826
Miscellaneous fee reimbursement	—	—	—	—	—
Total waivers/reimbursement of fees and expenses	—	7	11,103	611	826
Total fees and expenses after waivers/reimbursement	61,807	1,860	18,152	5,469	2,499
Net investment income (loss)	252,195	3,446	157,784	19,331	25,270
Net realized gain (loss) and unrealized depreciation:
Net realized gain (loss)[1] on:
Investments in:
Unaffiliated issuers	945,041	48,478	(388,051)	(40,223)	(13,976)
Affiliated issuers	(14,361)	(2)	(83)	(10)	(4)
Futures contracts	52,273	367	(59,525)	(3,835)	1,276
Forward currency contracts	—	(537)	1,385	(15,990)	—
Swap contracts	159	246	28,306	2,059	326
Currency transactions	3,697	(206)	29	(2,051)	—
Capital gain distributions received from affiliated issuers	—	—	—	—	—
	986,809	48,346	(417,939)	(60,050)	(12,378)
Net unrealized (depreciation) appreciation[1] on:
Investments in:
Unaffiliated issuers	(5,810,235)	(125,952)	(1,015,396)	(272,356)	(139,349)
Affiliated issuers	(234,524)	— [2]	(424)	(23)	(6)
Futures contracts	18,346	(115)	(14,940)	(1,107)	284
Forward currency contracts	—	(167)	178	1,537	—
Swap contracts	1,896	(488)	30,052	(2,288)	414
Currency translations	(52)	(14)	(8)	60	—
	(6,024,569)	(126,736)	(1,000,538)	(274,177)	(138,657)
Net realized gain (loss) and unrealized depreciation	(5,037,760)	(78,390)	(1,418,477)	(334,227)	(151,035)
Net decrease in net assets resulting from operations	$(4,785,565)	$(74,944)	$(1,260,693)	$(314,896)	$(125,765)

Refer to the end of the statements of operations for footnotes.

Refer to the notes to financial statements.

American Funds Insurance Series	257

Financial statements (continued)

Statements of operations for the six months ended June 30, 2022 (continued)	unaudited (dollars in thousands)

	American Funds Mortgage Fund	Ultra-Short Bond Fund		U.S. Government Securities Fund	Managed Risk Growth Fund	Managed Risk International Fund
Investment income:
Income (net of non-U.S. taxes1):
Dividends:
Unaffiliated issuers	$—	$—		$—	$34	$8
Affiliated issuers	—	—		—	844	652
	—	—		—	878	660
Interest from unaffiliated issuers	886	912		26,161	—	—
European Union withholding tax reclaims	—	—		—	—	—
Interest from European Union withholding tax reclaims	—	—		—	—	—
Securities lending income (net of fees)	—	—		—	—	—
	886	912		26,161	878	660
Fees and expenses[1]:
Investment advisory services	216	554		3,040	390	110
Distribution services	118	410		1,861	637	180
Insurance administrative services	53	77		276	650	183
Transfer agent services	— [2]	—	[2]	— [2]	— [2]	—	[2]
Administrative services	17	56		268	—	—
Accounting and administrative services	—	—		—	27	23
Reports to shareholders	3	3		11	2	1
Registration statement and prospectus	— [2]	—	[2]	3	— [2]	—	[2]
Trustees’ compensation	— [2]	—	[2]	1	— [2]	—	[2]
Auditing and legal	— [2]	—	[2]	1	— [2]	—	[2]
Custodian	6	—	[2]	10	3	3
Other	— [2]	—	[2]	1	— [2]	—	[2]
Total fees and expenses before waivers/reimbursement	413	1,100		5,472	1,709	500
Less waivers/reimbursement of fees and expenses:
Investment advisory services waivers	104	—		1,318	130	37
Miscellaneous fee reimbursement	—	—		—	—	1
Total waivers/reimbursement of fees and expenses	104	—		1,318	130	38
Total fees and expenses after waivers/reimbursement	309	1,100		4,154	1,579	462
Net investment income (loss)	577	(188)		22,007	(701)	198
Net realized gain (loss) and unrealized depreciation:
Net realized gain (loss)[1] on:
Investments in:
Unaffiliated issuers	(6,398)	—		(66,161)	(3,451)	(910)
Affiliated issuers	—	—		—	43,095	3,622
Futures contracts	(1,437)	—		(24,700)	14,927	5,625
Forward currency contracts	—	—		—	—	—
Swap contracts	3,125	—		21,128	—	—
Currency transactions	—	—		—	(84)	—	[2]
Capital gain distributions received from affiliated issuers	—	—		—	60,533	16,270
	(4,710)	—		(69,733)	115,020	24,607
Net unrealized (depreciation) appreciation[1] on:
Investments in:
Unaffiliated issuers	(3,005)	(77)		(73,958)	1,424	948
Affiliated issuers	—	—		—	(261,533)	(52,824)
Futures contracts	(98)	—		(6,365)	11,562	1,471
Forward currency contracts	—	—		—	—	—
Swap contracts	(1,705)	—		(9,288)	—	—
Currency translations	—	—		—	—	—
	(4,808)	(77)		(89,611)	(248,547)	(50,405)
Net realized gain (loss) and unrealized depreciation	(9,518)	(77)		(159,344)	(133,527)	(25,798)
Net decrease in net assets resulting from operations	$(8,941)	$(265)		$(137,337)	$(134,228)	$(25,600)

Refer to the end of the statements of operations for footnotes.

Refer to the notes to financial statements.

258	American Funds Insurance Series

Financial statements (continued)

Statements of operations for the six months ended June 30, 2022 (continued)	unaudited (dollars in thousands)

	Managed Risk Washington Mutual Investors Fund	Managed Risk Growth- Income Fund	Managed Risk Asset Allocation Fund
Investment income:
Income (net of non-U.S. taxes1):
Dividends:
Unaffiliated issuers	$19	$133	$139
Affiliated issuers	1,459	7,601	9,909
	1,478	7,734	10,048
Interest from unaffiliated issuers	—	—	—
European Union withholding tax reclaims	—	—	—
Interest from European Union withholding tax reclaims	—	—	—
Securities lending income (net of fees)	—	—	—
	1,478	7,734	10,048
Fees and expenses[1]:
Investment advisory services	255	1,785	1,883
Distribution services	423	376	3,130
Insurance administrative services	426	2,976	3,139
Transfer agent services	— [2]	— [2]	— [2]
Administrative services	—	—	—
Accounting and administrative services	24	45	46
Reports to shareholders	2	5	6
Registration statement and prospectus	— [2]	1	3
Trustees’ compensation	— [2]	— [2]	— [2]
Auditing and legal	— [2]	2	2
Custodian	3	3	3
Other	— [2]	1	1
Total fees and expenses before waivers/reimbursement	1,133	5,194	8,213
Less waivers/reimbursement of fees and expenses:
Investment advisory services waivers	85	596	629
Miscellaneous fee reimbursement	—	—	—
Total waivers/reimbursement of fees and expenses	85	596	629
Total fees and expenses after waivers/reimbursement	1,048	4,598	7,584
Net investment income (loss)	430	3,136	2,464
Net realized gain (loss) and unrealized depreciation:
Net realized gain (loss)[1] on:
Investments in:
Unaffiliated issuers	(2,423)	(28,252)	(3,697)
Affiliated issuers	30,760	105,881	66,785
Futures contracts	4,515	7,863	(8,961)
Forward currency contracts	—	—	—
Swap contracts	—	—	—
Currency transactions	(41)	(269)	(189)
Capital gain distributions received from affiliated issuers	61,850	179,634	231,217
	94,661	264,857	285,155
Net unrealized (depreciation) appreciation[1] on:
Investments in:
Unaffiliated issuers	1,000	19,619	781
Affiliated issuers	(134,755)	(735,451)	(711,597)
Futures contracts	3,951	27,427	23,811
Forward currency contracts	—	—	—
Swap contracts	—	—	—
Currency translations	—	—	—
	(129,804)	(688,405)	(687,005)
Net realized gain (loss) and unrealized depreciation	(35,143)	(423,548)	(401,850)
Net decrease in net assets resulting from operations	$(34,713)	$(420,412)	$(399,386)

[1]	Additional information related to non-U.S. taxes and class-specific fees and expenses is included in the notes to financial statements.
[2]	Amount less than one thousand.
[3]	Formerly Global Balanced Fund.

Refer to the notes to financial statements.

American Funds Insurance Series	259

Financial statements (continued)

Statements of changes in net assets	(dollars in thousands)

	Global Growth Fund		Global Small Capitalization Fund		Growth Fund
	Six months ended June 30, 2022[1]	Year ended December 31, 2021	Six months ended June 30, 2022[1]	Year ended December 31, 2021	Six months ended June 30, 2022[1]	Year ended December 31, 2021
Operations:
Net investment income (loss)	$28,390	$36,408	$1,173	$(11,335)	$62,592	$87,664
Net realized gain (loss)	309,596	846,935	86,893	1,098,836	1,244,665	5,061,178
Net unrealized (depreciation) appreciation	(3,004,394)	485,952	(1,463,945)	(710,657)	(14,553,435)	3,147,345
Net (decrease) increase in net assets resulting from operations	(2,666,408)	1,369,295	(1,375,879)	376,844	(13,246,178)	8,296,187

Distributions paid to shareholders	(851,026)	(486,343)	(1,091,116)	(123,155)	(5,032,276)	(5,437,958)

Net capital share transactions	797,600	466,658	809,325	(989,509)	4,048,879	3,623,473

Total (decrease) increase in net assets	(2,719,834)	1,349,610	(1,657,670)	(735,820)	(14,229,575)	6,481,702

Net assets:
Beginning of period	9,590,580	8,240,970	4,576,921	5,312,741	45,405,746	38,924,044
End of period	$6,870,746	$9,590,580	$2,919,251	$4,576,921	$31,176,171	$45,405,746

	International Fund		New World Fund		Washington Mutual Investors Fund
	Six months ended June 30, 2022[1]	Year ended December 31, 2021	Six months ended June 30, 2022[1]	Year ended December 31, 2021	Six months ended June 30, 2022[1]	Year ended December 31, 2021
Operations:
Net investment income (loss)	$62,163	$147,317	$27,540	$32,010	$96,146	$173,016
Net realized gain (loss)	(206,268)	1,273,483	57,347	318,018	164,953	2,286,033
Net unrealized (depreciation) appreciation	(1,848,507)	(1,501,184)	(1,087,676)	(136,128)	(1,682,521)	81,431
Net (decrease) increase in net assets resulting from operations	(1,992,612)	(80,384)	(1,002,789)	213,900	(1,421,422)	2,540,480

Distributions paid to shareholders	(1,046,661)	(249,096)	(327,173)	(185,700)	(2,263,981)	(166,149)

Net capital share transactions	423,534	(832,025)	71,517	176,091	1,518,745	(488,260)

Total (decrease) increase in net assets	(2,615,739)	(1,161,505)	(1,258,445)	204,291	(2,166,658)	1,886,071

Net assets:
Beginning of period	9,429,353	10,590,858	4,447,444	4,243,153	11,465,137	9,579,066
End of period	$6,813,614	$9,429,353	$3,188,999	$4,447,444	$9,298,479	$11,465,137

Refer to the end of the statements of changes in net assets for footnotes.

Refer to the notes to financial statements.

260	American Funds Insurance Series

Financial statements (continued)

Statements of changes in net assets (continued)	(dollars in thousands)

	Capital World Growth and Income Fund		Growth-Income Fund		International Growth and Income Fund
	Six months ended June 30, 2022[1]	Year ended December 31, 2021	Six months ended June 30, 2022[1]	Year ended December 31, 2021	Six months ended June 30, 2022[1]	Year ended December 31, 2021
Operations:
Net investment income (loss)	$24,287	$44,268	$235,338	$480,125	$6,502	$34,510
Net realized gain (loss)	(23,895)	410,057	1,718,201	3,512,628	(8,764)	357,845
Net unrealized (depreciation) appreciation	(467,382)	(139,980)	(10,133,272)	4,888,658	(68,044)	(342,815)
Net (decrease) increase in net assets resulting from operations	(466,990)	314,345	(8,179,733)	8,881,411	(70,306)	49,540

Distributions paid to shareholders	(421,092)	(90,172)	(3,562,421)	(915,114)	(145,919)	(14,532)

Net capital share transactions	234,027	(14,968)	1,558,429	(3,505,347)	130,423	(1,112,349)

Total (decrease) increase in net assets	(654,055)	209,205	(10,183,725)	4,460,950	(85,802)	(1,077,341)

Net assets:
Beginning of period	2,383,655	2,174,450	42,952,485	38,491,535	378,542	1,455,883
End of period	$1,729,600	$2,383,655	$32,768,760	$42,952,485	$292,740	$378,542

	Capital Income Builder		Asset Allocation Fund		American Funds Global Balanced Fund[2]
	Six months ended June 30, 2022[1]	Year ended December 31, 2021	Six months ended June 30, 2022[1]	Year ended December 31, 2021	Six months ended June 30, 2022[1]	Year ended December 31, 2021
Operations:
Net investment income (loss)	$17,933	$32,730	$252,195	$496,078	$3,446	$4,583
Net realized gain (loss)	9,257	44,998	986,809	2,982,523	48,346	24,122
Net unrealized (depreciation) appreciation	(141,754)	81,302	(6,024,569)	990,457	(126,736)	17,602
Net (decrease) increase in net assets resulting from operations	(114,564)	159,030	(4,785,565)	4,469,058	(74,944)	46,307

Distributions paid to shareholders	(11,814)	(29,764)	(2,842,521)	(1,541,316)	(2,232)	(29,247)

Net capital share transactions	79,461	(81,691)	1,887,171	(1,879,473)	(14,722)	(4,816)

Total (decrease) increase in net assets	(46,917)	47,575	(5,740,915)	1,048,269	(91,898)	12,244

Net assets:
Beginning of period	1,144,527	1,096,952	30,705,920	29,657,651	467,376	455,132
End of period	$1,097,610	$1,144,527	$24,965,005	$30,705,920	$375,478	$467,376

Refer to the end of the statements of changes in net assets for footnotes.

Refer to the notes to financial statements.

American Funds Insurance Series	261

Financial statements (continued)

Statements of changes in net assets (continued)	(dollars in thousands)

	The Bond Fund of America		Capital World Bond Fund		American High-Income Trust
	Six months ended June 30, 2022[1]	Year ended December 31, 2021	Six months ended June 30, 2022[1]	Year ended December 31, 2021	Six months ended June 30, 2022[1]	Year ended December 31, 2021
Operations:
Net investment income (loss)	$157,784	$215,953	$19,331	$42,586	$25,270	$47,176
Net realized gain (loss)	(417,939)	129,232	(60,050)	16,012	(12,378)	7,485
Net unrealized (depreciation) appreciation	(1,000,538)	(353,151)	(274,177)	(168,792)	(138,657)	21,386
Net (decrease) increase in net assets resulting from operations	(1,260,693)	(7,966)	(314,896)	(110,194)	(125,765)	76,047

Distributions paid to shareholders	(192,664)	(687,442)	(30,830)	(91,748)	(9,523)	(43,416)

Net capital share transactions	(764,324)	2,474,568	(157,566)	(51,795)	(67,271)	152,225

Total (decrease) increase in net assets	(2,217,681)	1,779,160	(503,292)	(253,737)	(202,559)	184,856

Net assets:
Beginning of period	13,186,579	11,407,419	2,085,008	2,338,745	1,052,435	867,579
End of period	$10,968,898	$13,186,579	$1,581,716	$2,085,008	$849,876	$1,052,435

	American Funds Mortgage Fund		Ultra-Short Bond Fund		U.S. Government Securities Fund
	Six months ended June 30, 2022[1]	Year ended December 31, 2021	Six months ended June 30, 2022[1]	Year ended December 31, 2021	Six months ended June 30, 2022[1]	Year ended December 31, 2021
Operations:
Net investment income (loss)	$577	$1,555	$(188)	$(1,883)	$22,007	$26,482
Net realized gain (loss)	(4,710)	(90)	—	— [5]	(69,733)	(5,219)
Net unrealized (depreciation) appreciation	(4,808)	(2,808)	(77)	(4)	(89,611)	(36,820)
Net (decrease) increase in net assets resulting from operations	(8,941)	(1,343)	(265)	(1,887)	(137,337)	(15,557)

Distributions paid to shareholders	(499)	(13,157)	—	—	(7,653)	(209,728)

Net capital share transactions	(231,905)	29,279	91,611	(41,201)	(378,884)	236,927

Total (decrease) increase in net assets	(241,345)	14,779	91,346	(43,088)	(523,874)	11,642

Net assets:
Beginning of period	334,398	319,619	332,661	375,749	2,165,299	2,153,657
End of period	$93,053	$334,398	$424,007	$332,661	$1,641,425	$2,165,299

Refer to the end of the statements of changes in net assets for footnotes.

Refer to the notes to financial statements.

262	American Funds Insurance Series

Financial statements (continued)

Statements of changes in net assets (continued)	(dollars in thousands)

	Managed Risk Growth Fund		Managed Risk International Fund		Managed Risk Washington Mutual Investors Fund
	Six months ended June 30, 2022[1]	Year ended December 31, 2021	Six months ended June 30, 2022[1]	Year ended December 31, 2021	Six months ended June 30, 2022[1]	Year ended December 31, 2021
Operations:
Net investment income (loss)	$(701)	$(392)	$198	$2,984	$430	$3,320
Net realized gain (loss)	115,020	93,312	24,607	654	94,661	15,848
Net unrealized (depreciation) appreciation	(248,547)	(21,491)	(50,405)	(10,287)	(129,804)	38,411
Net (decrease) increase in net assets resulting from operations	(134,228)	71,429	(25,600)	(6,649)	(34,713)	57,579

Distributions paid to shareholders	(85,304)	(27,384)	(3,368)	(931)	(3,925)	(6,019)

Net capital share transactions	93,951	(11,898)	583	(654)	(12,730)	(34,883)

Total (decrease) increase in net assets	(125,581)	32,147	(28,385)	(8,234)	(51,368)	16,677

Net assets:
Beginning of period	596,593	564,446	161,335	169,569	373,037	356,360
End of period	$471,012	$596,593	$132,950	$161,335	$321,669	$373,037

	Managed Risk Growth-Income Fund		Managed Risk Asset Allocation Fund
	Six months ended June 30, 2022[1]	Year ended December 31, 2021	Six months ended June 30, 2022[1]	Year ended December 31, 2021
Operations:
Net investment income (loss)	$3,136	$23,938	$2,464	$29,121
Net realized gain (loss)	264,857	49,377	285,155	133,738
Net unrealized (depreciation) appreciation	(688,405)	292,194	(687,005)	169,648
Net (decrease) increase in net assets resulting from operations	(420,412)	365,509	(399,386)	332,507

Distributions paid to shareholders	(74,065)	(68,168)	(121,640)	(38,227)

Net capital share transactions	8,625	(64,385)	(6,522)	(254,031)

Total (decrease) increase in net assets	(485,852)	232,956	(527,548)	40,249

Net assets:
Beginning of period	2,667,572	2,434,616	2,819,020	2,778,771
End of period	$2,181,720	$2,667,572	$2,291,472	$2,819,020

[1]	Unaudited.
[2]	Formerly Global Balanced Fund.
[3]	Amount less than one thousand.

Refer to the notes to financial statements.

American Funds Insurance Series	263

Notes to financial statements	unaudited

1. Organization

American Funds Insurance Series (the “series”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end, diversified management investment company with 34 different funds (“the funds”), including 23 funds in the series covered in this report. The other 11 funds in the series are covered in separate reports. Six funds in the series are covered in the American Funds Insurance Series - Target Date Series report and five funds in the series are covered in the American Funds Insurance Series - Portfolio Series report. The assets of each fund are segregated, with each fund accounted for separately. Capital Research and Management Company (“CRMC”) is the series’ investment adviser. Milliman Financial Risk Management LLC (“Milliman FRM”) is the subadviser for the risk management strategy for eight of the funds (the “managed risk funds”), five of which are covered in this report.

The managed risk funds covered in this report are Managed Risk Growth Fund, Managed Risk International Fund, Managed Risk Washington Mutual Investors Fund, Managed Risk Growth-Income Fund and Managed Risk Asset Allocation Fund. The managed risk funds invest in other funds within the series (the “underlying funds”) and employ Milliman FRM to implement the risk management strategy, which consists of using hedging instruments — primarily exchange-traded options and futures contracts — to attempt to stabilize the volatility of the funds around target volatility levels and reduce the downside exposure of the funds during periods of significant market declines.

Shareholders approved a proposal to reorganize the series from a Massachusetts business trust to a Delaware statutory trust. The series reserved the right to delay implementing the reorganization and has elected to do so.

The investment objective(s) for each fund covered in this report are as follows:

Global Growth Fund — To provide long-term growth of capital.

Global Small Capitalization Fund — To provide long-term growth of capital.

Growth Fund — To provide growth of capital.

International Fund — To provide long-term growth of capital.

New World Fund — To provide long-term capital appreciation.

Washington Mutual Investors Fund — To produce income exceeding the average yield on U.S. stocks generally and to provide an opportunity for growth of principal consistent with sound common stock investing.

Capital World Growth and Income Fund — To provide long-term growth of capital while providing current income.

Growth-Income Fund — To achieve long-term growth of capital and income.

International Growth and Income Fund — To provide long-term growth of capital while providing current income.

Capital Income Builder — The two primary objectives are (1) to provide a level of current income that exceeds the average yield on U.S. stocks generally and (2) to provide a growing stream of income over the years. The secondary objective is to provide growth of capital.

Asset Allocation Fund — To provide high total return (including income and capital gains) consistent with preservation of capital over the long term.

American Funds Global Balanced Fund (formerly Global Balanced Fund) — Seeks the balanced accomplishment of three objectives: long-term growth of capital, conservation of principal and current income.

The Bond Fund of America — To provide as high a level of current income as is consistent with the preservation of capital.

Capital World Bond Fund — To provide, over the long term, a high level of total return consistent with prudent investment management.

American High-Income Trust — The primary objective is to provide a high level of current income. The secondary objective is capital appreciation.

264	American Funds Insurance Series

American Funds Mortgage Fund — To provide current income and preservation of capital.

Ultra-Short Bond Fund — To provide current income, consistent with the maturity and quality standards applicable to the fund, and preservation of capital and liquidity.

U.S. Government Securities Fund — To provide a high level of current income consistent with prudent investment risk and preservation of capital.

Managed Risk Growth Fund — To provide growth of capital while seeking to manage volatility and provide downside protection.

Managed Risk International Fund — To provide long-term growth of capital while seeking to manage volatility and provide downside protection.

Managed Risk Washington Mutual Investors Fund — To produce income exceeding the average yield on U.S. stocks generally and to provide an opportunity for growth of principal consistent with sound common stock investing, in each case while seeking to manage volatility and provide downside protection.

Managed Risk Growth-Income Fund — To achieve long-term growth of capital and income while seeking to manage volatility and provide downside protection.

Managed Risk Asset Allocation Fund — To provide high total return (including income and capital gains) consistent with preservation of capital over the long term while seeking to manage volatility and provide downside protection.

Each fund in the series, except the managed risk funds, offers either four or five share classes (Classes 1, 1A, 2, 3 or 4); the managed risk funds offer two share classes (Classes P1 and P2). Holders of all share classes of each fund have equal pro rata rights to assets, dividends and liquidation proceeds of each fund held. Each share class of each fund has identical voting rights, except for the exclusive right to vote on matters affecting only its class. Share classes have different fees and expenses (“class-specific fees and expenses”), primarily due to different arrangements for certain distribution expenses. Differences in class-specific fees and expenses will result in differences in net investment income and, therefore, the payment of different per-share dividends by each class of each fund.

2. Significant accounting policies

Each fund is an investment company that applies the accounting and reporting guidance issued in Topic 946 by the U.S. Financial Accounting Standards Board. Each fund’s financial statements have been prepared to comply with U.S. generally accepted accounting principles (“U.S. GAAP”). These principles require the series’ investment adviser to make estimates and assumptions that affect reported amounts and disclosures. Actual results could differ from those estimates. Subsequent events, if any, have been evaluated through the date of issuance in the preparation of the financial statements. The funds follow the significant accounting policies described in this section, as well as the valuation policies described in the next section on valuation.

Cash — Cash may include amounts held in an interest bearing deposit facility.

Security transactions and related investment income — Security transactions are recorded by each fund as of the date the trades are executed with brokers. Realized gains and losses from security transactions are determined based on the specific identified cost of the securities. In the event a security is purchased with a delayed payment date, each fund will segregate liquid assets sufficient to meet their payment obligations. Dividend income is recognized on the ex-dividend date and interest income is recognized on an accrual basis. Market discounts, premiums and original issue discounts on fixed-income securities are amortized daily over the expected life of the security.

Fees and expenses — The fees and expenses of the underlying funds held by the managed risk funds are not included in the fees and expenses reported for each of the managed risk funds; however, they are indirectly reflected in the valuation of each of the underlying funds. These fees are included in the unaudited net effective expense ratios that are provided as additional information in the financial highlights tables.

American Funds Insurance Series	265

Class allocations — Income, fees and expenses (other than class-specific fees and expenses), realized gains and losses and unrealized appreciation and depreciation are allocated daily among the various share classes of each fund based on their relative net assets. Class-specific fees and expenses, such as distribution expenses, are accrued daily and charged directly to the respective share class of each fund.

Distributions paid to shareholders — Income dividends and capital gain distributions are recorded on each fund’s ex-dividend date.

Currency translation — Assets and liabilities, including investment securities, denominated in currencies other than U.S. dollars are translated into U.S. dollars at the exchange rates supplied by one or more pricing vendors on the valuation date. Purchases and sales of investment securities and income and expenses are translated into U.S. dollars at the exchange rates on the dates of such transactions. The effects of changes in exchange rates on investment securities are included with the net realized gain or loss and net unrealized appreciation or depreciation on investments in the funds’ statements of operations. The realized gain or loss and unrealized appreciation or depreciation resulting from all other transactions denominated in currencies other than U.S. dollars are disclosed separately.

3. Valuation

CRMC, the series’ investment adviser, values the funds’ investments at fair value as defined by U.S. GAAP. The net asset value per share is calculated once daily as of the close of regular trading on the New York Stock Exchange, normally 4 p.m. New York time, each day the New York Stock Exchange is open.

Methods and inputs — The series’ investment adviser uses the following methods and inputs to establish the fair value of each fund’s assets and liabilities. Use of particular methods and inputs may vary over time based on availability and relevance as market and economic conditions evolve.

Equity securities are generally valued at the official closing price of, or the last reported sale price on, the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. Prices for each security are taken from the principal exchange or market on which the security trades. The value of an underlying fund is based on its reported net asset value.

Fixed-income securities, including short-term securities, are generally valued at prices obtained from one or more pricing vendors. Vendors value such securities based on one or more of the inputs described in the following table. The table provides examples of inputs that are commonly relevant for valuing particular classes of fixed-income securities in which the funds are authorized to invest. However, these classifications are not exclusive and any of the inputs may be used to value any other class of fixed-income security.

Fixed-income class	Examples of standard inputs
All	Benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance and other reference data (collectively referred to as “standard inputs”)
Corporate bonds, notes & loans; convertible securities	Standard inputs and underlying equity of the issuer
Bonds & notes of governments & government agencies	Standard inputs and interest rate volatilities
Mortgage-backed; asset-backed obligations	Standard inputs and cash flows, prepayment information, default rates, delinquency and loss assumptions, collateral characteristics, credit enhancements and specific deal information
Municipal securities	Standard inputs and, for certain distressed securities, cash flows or liquidation values using a net present value calculation based on inputs that include, but are not limited to, financial statements and debt contracts

When the series’ investment adviser deems it appropriate to do so (such as when vendor prices are unavailable or not deemed to be representative), fixed-income securities will be valued in good faith at the mean quoted bid and ask prices that are reasonably and timely available (or bid prices, if ask prices are not available) or at prices for securities of comparable maturity, quality and type.

266	American Funds Insurance Series

Securities with both fixed-income and equity characteristics, or equity securities traded principally among fixed-income dealers, are generally valued in the manner described for either equity or fixed-income securities, depending on which method is deemed most appropriate by the series’ investment adviser. The Capital Group Central Corporate Bond Fund (“CCBF”), a fund within the Capital Group Central Fund Series II, and Capital Group Central Cash Fund (“CCF”), a fund within the Capital Group Central Fund Series (collectively the “Central Funds”), are each valued based upon a floating net asset value, which fluctuates with changes in the value of each fund’s portfolio securities. The underlying securities are valued based on the policies and procedures in the Central Funds’ statements of additional information. The State Street Institutional U.S. Government Money Market Fund held by the managed risk funds is managed to maintain a $1.00 net asset value per share. The net asset value of each share class of each managed risk fund is calculated based on the reported net asset values of the underlying funds in which each fund invests.

Exchange-traded options and futures are generally valued at the official closing price for options and official settlement price for futures of the exchange or market on which such instruments are traded, as of the close of business on the day such instruments are being valued. Forward currency contracts are valued based on the spot and forward exchange rates obtained from one or more pricing vendors. Interest rate swaps and credit default swaps are generally valued by pricing vendors based on market inputs that include the index and term of index, reset frequency, payer/receiver, currency and pay frequency.

Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the series’ investment adviser are fair valued as determined in good faith under fair value guidelines adopted by authority of the series’ board of trustees as further described. The investment adviser follows fair valuation guidelines, consistent with U.S. Securities and Exchange Commission rules and guidance, to consider relevant principles and factors when making fair value determinations. The investment adviser considers relevant indications of value that are reasonably and timely available to it in determining the fair value to be assigned to a particular security, such as the type and cost of the security; contractual or legal restrictions on resale of the security; relevant financial or business developments of the issuer; actively traded similar or related securities; conversion or exchange rights on the security; related corporate actions; significant events occurring after the close of trading in the security; and changes in overall market conditions. In addition, the closing prices of equity securities and futures that trade in markets outside U.S. time zones may be adjusted to reflect significant events that occur after the close of local trading but before the net asset value of each share class of each fund is determined. Fair valuations and valuations of investments and futures that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.

Processes and structure — The series’ board of trustees has delegated authority to the series’ investment adviser to make fair value determinations, subject to board oversight. The investment adviser has established a Joint Fair Valuation Committee (the “Fair Valuation Committee”) to administer, implement and oversee the fair valuation process, and to make fair value decisions. The Fair Valuation Committee regularly reviews its own fair value decisions, as well as decisions made under its standing instructions to the investment adviser’s valuation teams. The Fair Valuation Committee reviews changes in fair value measurements from period to period and may, as deemed appropriate, update the fair valuation guidelines to better reflect the results of back testing and address new or evolving issues. The Fair Valuation Committee reports any changes to the fair valuation guidelines to the board of trustees. The series’ board and audit committee also regularly review reports that describe fair value determinations and methods.

The series’ investment adviser has also established a Fixed-Income Pricing Review Group to administer and oversee the fixed-income valuation process, including the use of fixed-income pricing vendors. This group regularly reviews pricing vendor information and market data. Pricing decisions, processes and controls over security valuation are also subject to additional internal reviews facilitated by the investment adviser’s global risk management group.

Classifications — The series’ investment adviser classifies the funds’ assets and liabilities into three levels based on the inputs used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Certain securities trading outside the U.S. may transfer between Level 1 and Level 2 due to valuation adjustments resulting from significant market movements following the close of local trading. Level 3 values are based on significant unobservable inputs that reflect the investment adviser’s determination of assumptions that market participants might reasonably use in valuing the securities.

The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. For example, U.S. government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market. The tables on the following pages present the funds’ valuation levels as of June 30, 2022 (dollars in thousands):

American Funds Insurance Series	267

Global Growth Fund

	Investment securities
	Level 1	Level 2	Level 3		Total
Assets:
Common stocks:
Information technology	$1,692,534	$—	$—		$1,692,534
Health care	1,141,809	—	—		1,141,809
Consumer discretionary	1,014,034	—	—		1,014,034
Consumer staples	601,888	—	—		601,888
Financials	591,871	—	—	*	591,871
Communication services	323,718	—	—		323,718
Industrials	322,261	—	—		322,261
Energy	210,349	—	—	*	210,349
Materials	180,570	—	—		180,570
Real estate	26,276	—	—		26,276
Utilities	9,456	—	—		9,456
Preferred securities	104,021	—	—		104,021
Short-term securities	650,104	—	—		650,104
Total	$6,868,891	$—	$—	*	$6,868,891

*	Amount less than one thousand.

Global Small Capitalization Fund

	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Common stocks:
Information technology	$568,036	$25,309	$1,093	$594,438
Industrials	476,093	—	—	476,093
Consumer discretionary	455,457	—	—	455,457
Health care	430,498	—	—	430,498
Financials	198,106	33,624	—	231,730
Materials	109,673	—	—	109,673
Consumer staples	89,696	—	—	89,696
Real estate	61,385	—	—	61,385
Communication services	61,038	—	—	61,038
Utilities	49,053	—	—	49,053
Energy	12,301	—	18,936	31,237
Preferred securities	5,942	—	20,705	26,647
Rights & warrants	—	13,750	—	13,750
Short-term securities	365,897	—	—	365,897
Total	$2,883,175	$72,683	$40,734	$2,996,592

The following table reconciles the valuation of the fund’s Level 3 investment securities and related transactions for the six months ended June 30, 2022 (dollars in thousands):

	Beginning value at 1/1/2022	Transfers into Level 3*	Purchases	Sales	Net realized gain	Unrealized depreciation†	Transfers out of Level 3*	Ending value at 6/30/2022
Investment securities	$44,963	$—	$—	$—	$—	$(4,229)	$—	$40,734

Net unrealized depreciation during the period on Level 3 investment securities held at June 30, 2022								$(4,229)

*	Transfers into or out of Level 3 are based on the beginning market value of the quarter in which they occurred. These transfers are the result of changes in the availability of pricing sources and/or in the observability of significant inputs used in valuing the securities.
†	Net unrealized depreciation is included in the related amounts on investments in the fund’s statement of operations.

268	American Funds Insurance Series

Unobservable inputs — Valuation of the fund’s Level 3 securities is based on significant unobservable inputs that reflect the investment adviser’s determination of assumptions that market participants might reasonably use in valuing the securities. The following table provides additional information used by the fund’s investment adviser to fair value the fund’s Level 3 securities (dollars in thousands):

	Value at 6/30/2022	Valuation techniques	Unobservable inputs	Range (if applicable)	Weighted average*	Impact to valuation from an increase in input†
Common stocks	$20,029	Market comparable companies	Price/Cash flow multiple	6.1x	6.1x	Increase
			DLOM	16%	16%	Decrease
			EV/Sales multiple	7.0x	7.0x	Increase
Preferred securities	20,705	Transaction price	N/A	N/A	N/A	N/A
		Market comparable companies	EV/Sales multiple	7.0x - 15.2x	12.8x	Increase
			Net adjustment based on market comparables movement (decrease)	34%	34%	Decrease
			DLOM	10%	10%	Decrease
		Recent market information	Net adjustment based on market comparables movement (decrease)	75%	75%	Decrease
Total	$40,734

*	Weighted average is by relative fair value.
†	This column represents the directional change in fair value of the Level 3 securities that would result in an increase from the corresponding input. A decrease to the unobservable input would have the opposite effect. Significant increases and decreases in these inputs in isolation could result in significantly higher or lower fair value measurements.

Key to abbreviations and symbols

DLOM = Discount for lack of marketability

EV = Enterprise value

Growth Fund

	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Common stocks:
Information technology	$6,394,599	$—	$6,000	$6,400,599
Consumer discretionary	5,899,258	—	—	5,899,258
Health care	4,781,239	—	44,928	4,826,167
Communication services	4,639,224	—	—	4,639,224
Industrials	2,548,431	—	—	2,548,431
Financials	1,934,608	—	—	1,934,608
Energy	1,548,263	—	—	1,548,263
Materials	803,087	—	—	803,087
Consumer staples	684,760	—	—	684,760
Utilities	131,355	—	—	131,355
Real estate	34,023	—	—	34,023
Preferred securities	21,266	—	37,835	59,101
Convertible bonds & notes	—	—	7,084	7,084
Short-term securities	1,628,284	—	—	1,628,284
Total	$31,048,397	$—	$95,847	$31,144,244

American Funds Insurance Series	269

International Fund

	Investment securities
	Level 1	Level 2	Level 3		Total
Assets:
Common stocks:
Industrials	$893,966	$—	$—		$893,966
Information technology	769,459	—	7,357		776,816
Financials	773,846	—	—		773,846
Health care	753,412	—	—		753,412
Energy	651,793	—	—		651,793
Materials	628,737	—	—		628,737
Consumer discretionary	603,139	—	—		603,139
Consumer staples	305,783	—	—		305,783
Communication services	238,436	—	—	*	238,436
Utilities	152,530	—	—		152,530
Real estate	46,413	—	—		46,413
Preferred securities	52,526	—	673		53,199
Rights & warrants	—	16,702	—		16,702
Short-term securities	981,097	—	—		981,097
Total	$6,851,137	$16,702	$8,030		$6,875,869

*	Amount less than one thousand.

New World Fund

	Investment securities
	Level 1	Level 2	Level 3		Total
Assets:
Common stocks:
Information technology	$499,539	$—	$588		$500,127
Financials	381,073	—	—	*	381,073
Health care	372,282	—	—		372,282
Consumer discretionary	335,566	—	—	*	335,566
Industrials	283,135	—	—		283,135
Materials	247,617	—	—	*	247,617
Consumer staples	217,659	—	—	*	217,659
Communication services	155,041	—	—	*	155,041
Energy	134,793	2,515	—	*	137,308
Real estate	53,460	—	—		53,460
Utilities	49,418	—	—		49,418
Preferred securities	18,576	—	11,241		29,817
Rights & warrants	58	668	—		726
Bonds, notes & other debt instruments	—	103,688	—		103,688
Short-term securities	323,608	—	—		323,608
Total	$3,071,825	$106,871	$11,829		$3,190,525

	Other investments†
	Level 1	Level 2	Level 3	Total
Assets:
Unrealized appreciation on futures contracts	$160	$—	$—	$160
Unrealized appreciation on open forward currency contracts	—	40	—	40
Liabilities:
Unrealized depreciation on futures contracts	(118)	—	—	(118)
Unrealized depreciation on open forward currency contracts	—	(1)	—	(1)
Total	$42	$39	$—	$81

*	Amount less than one thousand.
†	Futures contracts and forward currency contracts are not included in the fund’s investment portfolio.

Washington Mutual Investors Fund

At June 30, 2022, all of the fund’s investment securities were classified as Level 1.

270	American Funds Insurance Series

Capital World Growth and Income Fund

	Investment securities
	Level 1	Level 2	Level 3		Total
Assets:
Common stocks:
Information technology	$292,238	$—	$—		$292,238
Financials	247,908	—	—	*	247,908
Health care	228,402	—	—		228,402
Industrials	183,901	—	—		183,901
Consumer discretionary	155,507	—	—		155,507
Consumer staples	131,250	—	—		131,250
Energy	104,884	2,338	—	*	107,222
Materials	106,750	—	—		106,750
Communication services	93,171	—	—	*	93,171
Utilities	50,071	478	—		50,549
Real estate	33,321	—	—		33,321
Preferred securities	7,949	—	—		7,949
Convertible stocks	2,354	—	—		2,354
Convertible bonds & notes	—	1,058	—		1,058
Bonds, notes & other debt instruments	—	5,745	—		5,745
Short-term securities	92,892	—	—		92,892
Total	$1,730,598	$9,619	$—	*	$1,740,217

*	Amount less than one thousand.

Growth-Income Fund

	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Common stocks:
Information technology	$6,492,561	$—	$—	$6,492,561
Health care	4,256,632	—	—	4,256,632
Industrials	3,988,247	—	—	3,988,247
Communication services	3,126,720	—	—	3,126,720
Financials	3,042,614	—	—	3,042,614
Consumer discretionary	2,606,142	—	—	2,606,142
Consumer staples	1,756,134	—	—	1,756,134
Energy	1,690,089	—	—	1,690,089
Utilities	1,037,932	—	—	1,037,932
Materials	966,570	—	—	966,570
Real estate	723,852	—	—	723,852
Convertible stocks	391,787	—	—	391,787
Bonds, notes & other debt instruments	—	6,325	—	6,325
Short-term securities	2,417,903	425,733	—	2,843,636
Total	$32,497,183	$432,058	$—	$32,929,241

American Funds Insurance Series	271

International Growth and Income Fund

	Investment securities
	Level 1	Level 2	Level 3		Total
Assets:
Common stocks:
Financials	$44,250	$—	—	*	$44,250
Consumer staples	36,462	—	—	*	36,462
Information technology	33,632	103	—		33,735
Consumer discretionary	32,879	—	—		32,879
Industrials	31,694	—	—		31,694
Health care	28,992	—	—		28,992
Energy	15,306	1,592	—	*	16,898
Communication services	14,390	—	—	*	14,390
Materials	13,679	—	—	*	13,679
Utilities	7,585	—	—		7,585
Real estate	6,674	—	—		6,674
Preferred securities	1,908	—	—		1,908
Short-term securities	22,923	—	—		22,923
Total	$290,374	$1,695	$—	*	$292,069

	Other investments†
	Level 1	Level 2	Level 3	Total
Assets:
Unrealized appreciation on open forward currency contracts	$—	$1	$—	$1

*	Amount less than one thousand.
†	Forward currency contracts are not included in the fund’s investment portfolio.

Capital Income Builder

	Investment securities
	Level 1	Level 2	Level 3		Total
Assets:
Common stocks:
Financials	$135,409	$—	—	*	$135,409
Consumer staples	113,314	—	—		113,314
Health care	95,650	—	—		95,650
Information technology	88,228	—	—		88,228
Utilities	73,457	424	—		73,881
Real estate	73,764	—	—		73,764
Industrials	65,600	—	—		65,600
Energy	57,300	—	—	*	57,300
Communication services	35,852	—	—		35,852
Consumer discretionary	29,927	—	—		29,927
Materials	29,743	—	—		29,743
Preferred securities	506	—	—		506
Rights & warrants	4	—	—		4
Convertible stocks	7,131	—	—		7,131
Investment funds	28,752	—	—		28,752
Bonds, notes & other debt instruments:
U.S. Treasury bonds & notes	—	103,892	—		103,892
Mortgage-backed obligations	—	68,366	88		68,454
Corporate bonds, notes & loans	—	20,102	—		20,102
Asset-backed obligations	—	7,504	—		7,504
Bonds & notes of governments & government agencies
outside the U.S.	—	762	—		762
Municipals	—	240	—		240
Short-term securities	112,559	—	—		112,559
Total	$947,196	$201,290	$88		$1,148,574

Refer to the next page for footnote.

272	American Funds Insurance Series

	Other investments†
	Level 1	Level 2	Level 3	Total
Assets:
Unrealized appreciation on futures contracts	$15	$—	$—	$15
Unrealized appreciation on centrally cleared interest rate swaps	—	1,757	—	1,757
Liabilities:
Unrealized depreciation on futures contracts	(1,042)	—	—	(1,042)
Unrealized depreciation on centrally cleared credit default swaps	—	(359)	—	(359)
Total	$(1,027)	$1,398	$—	$371

*	Amount less than one thousand.
†	Futures contracts, interest rate swaps and credit default swaps are not included in the fund’s investment portfolio.

Asset Allocation Fund

	Investment securities
	Level 1	Level 2	Level 3		Total
Assets:
Common stocks:
Health care	$2,907,291	$—	$18,782		$2,926,073
Information technology	2,577,874	—	—		2,577,874
Financials	2,398,345	—	2,061		2,400,406
Consumer discretionary	1,953,699	—	—		1,953,699
Consumer staples	1,478,465	—	—		1,478,465
Industrials	1,406,108	—	—		1,406,108
Communication services	1,270,617	—	—		1,270,617
Materials	1,041,138	—	—		1,041,138
Energy	856,580	—	46		856,626
Real estate	561,840	—	—		561,840
Utilities	228,577	—	—		228,577
Preferred securities	—	—	144		144
Rights & warrants	—	—	—	*	—	*
Convertible stocks	—	—	50,000		50,000
Investment funds	1,393,740	—	—		1,393,740
Bonds, notes & other debt instruments:
U.S. Treasury bonds & notes	—	2,010,085	—		2,010,085
Mortgage-backed obligations	—	1,677,030	—		1,677,030
Corporate bonds, notes & loans	—	1,491,998	6,038		1,498,036
Asset-backed obligations	—	358,128	5,755		363,883
Bonds & notes of governments & government agencies
outside the U.S.	—	38,798	—		38,798
Municipals	—	37,718	—		37,718
Short-term securities	2,396,242	—	—		2,396,242
Total	$20,470,516	$5,613,757	$82,826		$26,167,099

	Other investments†
	Level 1	Level 2	Level 3	Total
Assets:
Unrealized appreciation on futures contracts	$7,611	$—	$—	$7,611
Unrealized appreciation on centrally cleared credit default swaps	—	1,848	—	1,848
Liabilities:
Unrealized depreciation on futures contracts	(3,501)	—	—	(3,501)
Total	$4,110	$1,848	$—	$5,958

*	Amount less than one thousand.
†	Futures contracts and credit default swaps are not included in the fund’s investment portfolio.

American Funds Insurance Series	273

American Funds Global Balanced Fund

	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Common stocks:
Financials	$34,013	$—	$—	$34,013
Health care	29,389	—	—	29,389
Industrials	29,122	—	—	29,122
Information technology	27,928	—	—	27,928
Utilities	20,693	—	—	20,693
Consumer staples	19,214	—	—	19,214
Communication services	13,797	—	—	13,797
Energy	13,157	—	—	13,157
Materials	13,056	—	—	13,056
Consumer discretionary	9,370	—	—	9,370
Real estate	7,949	—	—	7,949
Preferred securities	1,412	—	—	1,412
Convertible stocks	397	—	—	397
Bonds, notes & other debt instruments:
U.S. Treasury bonds & notes	—	54,288	—	54,288
Bonds & notes of governments & government agencies outside the U.S.	—	52,832	—	52,832
Corporate bonds, notes & loans	—	20,236	—	20,236
Mortgage-backed obligations	—	8,956	—	8,956
Asset-backed obligations	—	1,627	—	1,627
Municipals	—	143	—	143
Short-term securities	15,272	8,995	—	24,267
Total	$234,769	$147,077	$—	$381,846

	Other investments*
	Level 1	Level 2	Level 3	Total
Assets:
Unrealized appreciation on futures contracts	$48	$—	$—	$48
Unrealized appreciation on open forward currency contracts	—	103	—	103
Unrealized appreciation on centrally cleared interest rate swaps	—	7	—	7
Liabilities:
Unrealized depreciation on futures contracts	(82)	—	—	(82)
Unrealized depreciation on open forward currency contracts	—	(459)	—	(459)
Unrealized depreciation on centrally cleared interest rate swaps	—	(654)	—	(654)
Unrealized depreciation on centrally cleared credit default swaps	—	(80)	—	(80)
Total	$(34)	$(1,083)	$—	$(1,117)

*	Futures contracts, forward currency contracts, interest rate swaps and credit default swaps are not included in the fund’s investment portfolio.

The Bond Fund of America

	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Bonds, notes & other debt instruments:
U.S. Treasury bonds & notes	$—	$3,779,119	$—	$3,779,119
Corporate bonds, notes & loans	—	3,680,622	—	3,680,622
Mortgage-backed obligations	—	2,445,028	1,490	2,446,518
Asset-backed obligations	—	477,724	8,337	486,061
Municipals	—	178,538	—	178,538
Bonds & notes of governments & government agencies outside the U.S.	—	138,829	—	138,829
Federal agency bonds & notes	—	11,502	—	11,502
Short-term securities	2,002,964	—	—	2,002,964
Total	$2,002,964	$10,711,362	$9,827	$12,724,153

274	American Funds Insurance Series

	Other investments*
	Level 1	Level 2	Level 3	Total
Assets:
Unrealized appreciation on futures contracts	$11,018	$—	$—	$11,018
Unrealized appreciation on open forward currency contracts	—	293	—	293
Unrealized appreciation on centrally cleared interest rate swaps	—	13,225	—	13,225
Unrealized appreciation on centrally cleared credit default swaps	—	8,754	—	8,754
Liabilities:
Unrealized depreciation on futures contracts	(25,935)	—	—	(25,935)
Unrealized depreciation on open forward currency contracts	—	(470)	—	(470)
Unrealized depreciation on centrally cleared interest rate swaps	—	(2,838)	—	(2,838)
Total	$(14,917)	$18,964	$—	$4,047

*	Futures contracts, forward currency contracts, interest rate swaps and credit default swaps are not included in the fund’s investment portfolio.

Capital World Bond Fund

	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Bonds, notes & other debt instruments:
Euros	$—	$269,416	$—	$269,416
Japanese yen	—	134,479	—	134,479
Chinese yuan renminbi	—	52,346	—	52,346
British pounds	—	50,066	—	50,066
Canadian dollars	—	38,056	—	38,056
Mexican pesos	—	36,030	—	36,030
Danish kroner	—	33,493	—	33,493
Australian dollars	—	32,740	—	32,740
Colombian pesos	—	15,808	—	15,808
Indonesian rupiah	—	10,794	—	10,794
Malaysian ringgits	—	8,811	—	8,811
Brazilian reais	—	8,573	—	8,573
Chilean pesos	—	7,667	—	7,667
South Korean won	—	7,495	—	7,495
Polish zloty	—	5,053	—	5,053
Russian rubles	—	4,830	—	4,830
South African rand	—	3,073	—	3,073
Peruvian nuevos soles	—	1,382	—	1,382
Indian rupees	—	1,148	—	1,148
Hungarian forints	—	1,032	—	1,032
Romanian leu	—	962	—	962
Ukrainian hryvnia	—	634	—	634
Norwegian kroner	—	620	—	620
U.S. dollars	—	793,574	637	794,211
Preferred securities	—	—	15	15
Common stocks	289	—	3	292
Short-term securities	100,175	—	—	100,175
Total	$100,464	$1,518,082	$655	$1,619,201

American Funds Insurance Series	275

	Other investments*
	Level 1	Level 2	Level 3	Total
Assets:
Unrealized appreciation on futures contracts	$933	$—	$—	$933
Unrealized appreciation on open forward currency contracts	—	6,655	—	6,655
Unrealized appreciation on centrally cleared interest rate swaps	—	33	—	33
Unrealized appreciation on centrally cleared credit default swaps	—	3,014	—	3,014
Liabilities:
Unrealized depreciation on futures contracts	(2,216)	—	—	(2,216)
Unrealized depreciation on open forward currency contracts	—	(4,636)	—	(4,636)
Unrealized depreciation on centrally cleared interest rate swaps	—	(9,273)	—	(9,273)
Total	$(1,283)	$(4,207)	$—	$(5,490)

*	Futures contracts, forward currency contracts, interest rate swaps and credit default swaps are not included in the fund’s investment portfolio.

American High-Income Trust

	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Bonds, notes & other debt instruments:
Corporate bonds, notes & loans	$—	$763,380	$3,830	$767,210
Mortgage-backed obligations	—	—	631	631
Asset-backed obligations	—	129	—	129
Convertible bonds & notes	—	430	79	509
Convertible stocks	320	473	—	793
Common stocks	11,236	1,794	26,150	39,180
Preferred securities	—	2,295	326	2,621
Rights & warrants	316	1,293	7	1,616
Short-term securities	22,060	—	—	22,060
Total	$33,932	$769,794	$31,023	$834,749

	Other investments[1]
	Level 1	Level 2	Level 3	Total
Assets:
Unrealized appreciation on futures contracts	$73	$—	$—	$73
Unrealized appreciation on centrally cleared credit default swaps	—	421	—	421
Total	$73	$421	$—	$494

[1]	Futures contracts and credit default swaps are not included in the investment portfolio.

The following table reconciles the valuation of the fund’s Level 3 investment securities and related transactions for the six months ended June 30, 2022 (dollars in thousands):

	Beginning value at 1/1/2022	Transfers into Level 3[2]	Purchases	Sales	Net realized gain[3]	Unrealized depreciation[3]	Transfers out of Level 3[2]	Ending value at 6/30/2022
Investment securities	$40,411	$—	$938	$(11,070)	$879	$(135)	$—	$31,023
Net unrealized appreciation during the period on Level 3 investment securities held at June 30, 2022								$1,383

[2]	Transfers into or out of Level 3 are based on the beginning market value of the quarter in which they occurred. These transfers are the result of changes in the availability of pricing sources and/or in the observability of significant inputs used in valuing the securities.
[3]	Net realized gain and unrealized depreciation are included in the related amounts on investments in the fund’s statement of operations.

276	American Funds Insurance Series

Unobservable inputs — Valuation of the fund’s Level 3 securities is based on significant unobservable inputs that reflect the investment adviser’s determination of assumptions that market participants might reasonably use in valuing the securities. The following table provides additional information used by the fund’s investment adviser to fair value the fund’s Level 3 securities (dollars in thousands):

	Value at 6/30/2022	Valuation techniques	Unobservable inputs	Range (if applicable)	Weighted average*	Impact to valuation from an increase in input†
Bonds, notes & other debt instruments	$4,461	Estimated recovery value	Expected proceeds	N/A	N/A	N/A
			Vendor price	N/A	N/A	N/A
		Yield analysis	Yield	11.7% - 13.4%	12.7%	Decrease
		Transaction price	N/A	N/A	N/A	N/A
			Net adjustment based on market comparables movement (decrease)	10%	10%	Decrease
Convertible bonds & notes	79	Transaction price	N/A	N/A	N/A	N/A
Common stocks	26,150	Estimated recovery value	N/A	N/A	N/A	N/A
			Exchange terms	N/A	N/A	N/A
			Risk discount	90%	90%	Decrease
			Net adjustment based on market comparables (decrease)	20%	20%	Decrease
		Market comparable companies	EV/EBITDA multiple	2.0x - 4.8x	3.1x	Increase
			EV/EBITDA less CapEx multiple	10.5x	10.5x	Increase
			DLOM	18%	18%	Decrease
		Recent market information	Broker quote	N/A	N/A	N/A
			Quoted price	N/A	N/A	N/A
			Corporate action terms	N/A	N/A	N/A
			DLOM	15%	15%	Decrease
Preferred securities	326	Market comparable companies	EV/EBITDA multiple	3.5x	3.5x	Increase
			DLOM	30%	30%	Decrease
Rights & warrants	7	Recent market information	Broker quote	N/A	N/A	N/A
Total	$31,023

*	Weighted average is by relative fair value.
†	This column represents the directional change in fair value of the Level 3 securities that would result in an increase from the corresponding input. A decrease to the unobservable input would have the opposite effect. Significant increases and decreases in these inputs in isolation could result in significantly higher or lower fair value measurements.

Key to abbreviations

CapEx = Capital expenditures

DLOM = Discount for lack of marketability

EBITDA = Earnings before income taxes, depreciation and amortization

EV = Enterprise value

American Funds Insurance Series	277

American Funds Mortgage Fund

	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Bonds, notes & other debt instruments:
Mortgage-backed obligations	$—	$68,996	$—	$68,996
U.S. Treasury bonds & notes	—	14,204	—	14,204
Asset-backed obligations	—	4,040	—	4,040
Bonds & notes of governments & government agencies outside the U.S.	—	515	—	515
Federal agency bonds & notes	—	248	—	248
Short-term securities	—	50,370	—	50,370
Total	$—	$138,373	$—	$138,373

	Other investments*
	Level 1	Level 2	Level 3	Total
Assets:
Unrealized appreciation on futures contracts	$40	$—	$—	$40
Unrealized appreciation on centrally cleared interest rate swaps	—	670	—	670
Liabilities:
Unrealized depreciation on futures contracts	(134)	—	—	(134)
Total	$(94)	$670	$—	$576

*	Futures contracts and interest rate swaps are not included in the fund’s investment portfolio.

Ultra-Short Bond Fund

At June 30, 2022, all of the fund’s investment securities were classified as Level 2.

U.S. Government Securities Fund

	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Bonds, notes & other debt instruments:
Mortgage-backed obligations	$—	$761,452	$—	$761,452
U.S. Treasury bonds & notes	—	610,788	—	610,788
Federal agency bonds & notes	—	123,778	—	123,778
Short-term securities	—	717,264	—	717,264
Total	$—	$2,213,282	$—	$2,213,282

	Other investments*
	Level 1	Level 2	Level 3	Total
Assets:
Unrealized appreciation on futures contracts	$11,906	$—	$—	$11,906
Unrealized appreciation on centrally cleared interest rate swaps	—	23,368	—	23,368
Liabilities:
Unrealized depreciation on futures contracts	(17,662)	—	—	(17,662)
Unrealized depreciation on centrally cleared interest rate swaps	—	(16,563)	—	(16,563)
Total	$(5,756)	$6,805	$—	$1,049

*	Futures contracts and interest rate swaps are not included in the fund’s investment portfolio.

Managed Risk Growth Fund

At June 30, 2022, all of the fund’s investments were classified as Level 1.

Managed Risk International Fund

At June 30, 2022, all of the fund’s investments were classified as Level 1.

278	American Funds Insurance Series

Managed Risk Washington Mutual Investors Fund

At June 30, 2022, all of the fund’s investments were classified as Level 1.

Managed Risk Growth-Income Fund

At June 30, 2022, all of the fund’s investments were classified as Level 1.

Managed Risk Asset Allocation Fund

At June 30, 2022, all of the fund’s investments were classified as Level 1.

4. Risk factors

Investing in the funds may involve certain risks including, but not limited to, those described below.

Market conditions — The prices of, and the income generated by, the common stocks, bonds and other securities held by a fund may decline — sometimes rapidly or unpredictably — due to various factors, including events or conditions affecting the general economy or particular industries; overall market changes; local, regional or global political, social or economic instability; governmental, governmental agency or central bank responses to economic conditions; and currency exchange rate, interest rate and commodity price fluctuations. These risks may be heightened in the case of smaller capitalization stocks.

Economies and financial markets throughout the world are highly interconnected. Economic, financial or political events, trading and tariff arrangements, wars, terrorism, cybersecurity events, natural disasters, public health emergencies (such as the spread of infectious disease) and other circumstances in one country or region, including actions taken by governmental or quasi-governmental authorities in response to any of the foregoing, could have impacts on global economies or markets. As a result, whether or not a fund invests in securities of issuers located in or with significant exposure to the countries affected, the value and liquidity of a fund’s investments may be negatively affected by developments in other countries and regions.

Issuer risks — The prices of, and the income generated by, securities held by a fund may decline in response to various factors directly related to the issuers of such securities, including reduced demand for an issuer’s goods or services, poor management performance, major litigation, investigations or other controversies related to the issuer, changes in government regulations affecting the issuer or its competitive environment and strategic initiatives such as mergers, acquisitions or dispositions and the market response to any such initiatives.

Investing in income-oriented stocks — The value of a fund’s securities and income provided by a fund may be reduced by changes in the dividend policies of, and the capital resources available for dividend payments at, the companies in which the fund invests.

Investing in growth-oriented stocks — Growth-oriented common stocks and other equity-type securities (such as preferred stocks, convertible preferred stocks and convertible bonds) may involve larger price swings and greater potential for loss than other types of investments. These risks may be even greater in the case of smaller capitalization stocks.

Investing in small companies — Investing in smaller companies may pose additional risks. For example, it is often more difficult to value or dispose of small company stocks and more difficult to obtain information about smaller companies than about larger companies. Furthermore, smaller companies often have limited product lines, operating histories, markets and/or financial resources, may be dependent on one or a few key persons for management, and can be more susceptible to losses. Moreover, the prices of their stocks may be more volatile than stocks of larger, more established companies, particularly during times of market turmoil.

Investing outside the U.S. — Securities of issuers domiciled outside the U.S., or with significant operations or revenues outside the U.S., may lose value because of adverse political, social, economic or market developments (including social instability, regional conflicts, terrorism and war) in the countries or regions in which the issuers operate or generate revenue. These securities may also lose value due to changes in foreign currency exchange rates against the U.S. dollar and/or currencies of other countries. Issuers of these securities may be more susceptible to actions of foreign governments, such as nationalization, currency blockage or the imposition of price controls or punitive taxes, each of which could adversely impact the value of these securities. Securities markets in certain countries may be more volatile and/or less liquid than those in the U.S. Investments outside the U.S. may also be subject to different accounting and auditing practices and standards and different regulatory, legal and reporting requirements, and may be more difficult to value, than those in the U.S. In addition, the value of investments outside the U.S. may be reduced by foreign taxes, including foreign

American Funds Insurance Series	279

withholding taxes on interest and dividends. Further, there may be increased risks of delayed settlement of securities purchased or sold by the fund. The risks of investing outside the U.S. may be heightened in connection with investments in emerging markets.

Investing in developing countries — Investing in countries with developing economies and/or markets may involve risks in addition to and greater than those generally associated with investing in developed countries. For instance, developing countries tend to have less developed political, economic and legal systems and accounting and auditing practices and standards than those in developed countries. Accordingly, the governments of these countries may be less stable and more likely to intervene in the market economy, for example, by imposing capital controls, nationalizing a company or industry, placing restrictions on foreign ownership and on withdrawing sale proceeds of securities from the country, and/or imposing punitive taxes that could adversely affect the prices of securities. Information regarding issuers in developing countries may be limited, incomplete or inaccurate, and there may be fewer rights and remedies available to the fund and its shareholders. In addition, the economies of these countries may be dependent on relatively few industries, may have limited access to capital and may be more susceptible to changes in local and global trade conditions and downturns in the world economy. Securities markets in these countries can also be relatively small and have substantially lower trading volumes. As a result, securities issued in these countries may be more volatile and less liquid, and may be more difficult to value, than securities issued in countries with more developed economies and/or markets. Less certainty with respect to security valuations may lead to additional challenges and risks in calculating a fund’s net asset value. Additionally, developing countries are more likely to experience problems with the clearing and settling of trades and the holding of securities by banks, agents and depositories that are less established than those in developed countries.

Investing in emerging markets — Investing in emerging markets may involve risks in addition to and greater than those generally associated with investing in the securities markets of developed countries. For instance, emerging market countries tend to have less developed political, economic and legal systems and accounting and auditing practices and standards than those in developed countries. Accordingly, the governments of these countries may be less stable and more likely to intervene in the market economy, for example, by imposing capital controls, nationalizing a company or industry, placing restrictions on foreign ownership and on withdrawing sale proceeds of securities from the country, and/or imposing punitive taxes that could adversely affect the prices of securities. Information regarding issuers in emerging markets may be limited, incomplete or inaccurate, and there may be fewer rights and remedies available to a fund and its shareholders. In addition, the economies of these countries may be dependent on relatively few industries, may have limited access to capital and may be more susceptible to changes in local and global trade conditions and downturns in the world economy. Securities markets in these countries can also be relatively small and have substantially lower trading volumes. As a result, securities issued in these countries may be more volatile and less liquid, and may be more difficult to value, than securities issued in countries with more developed economies and/or markets. Less certainty with respect to security valuations may lead to additional challenges and risks in calculating a fund’s net asset value. Additionally, emerging markets are more likely to experience problems with the clearing and settling of trades and the holding of securities by banks, agents and depositories that are less established than those in developed countries.

Investing in debt instruments — The prices of, and the income generated by, bonds and other debt securities held by a fund may be affected by factors such as the interest rates, maturities and credit ratings of these securities.

Rising interest rates will generally cause the prices of bonds and other debt securities to fall. A general rise in interest rates may cause investors to sell debt securities on a large scale, which could also adversely affect the price and liquidity of debt securities and could also result in increased redemptions from a fund. Falling interest rates may cause an issuer to redeem, call or refinance a debt security before its stated maturity, which may result in a fund failing to recoup the full amount of its initial investment and having to reinvest the proceeds in lower yielding securities. Longer maturity debt securities generally have greater sensitivity to changes in interest rates and may be subject to greater price fluctuations than shorter maturity debt securities.

Bonds and other debt securities are also subject to credit risk, which is the possibility that the credit strength of an issuer or guarantor will weaken or be perceived to be weaker, and/or an issuer of a debt security will fail to make timely payments of principal or interest and the security will go into default. A downgrade or default affecting any of a fund’s securities could cause the value of a fund’s shares to decrease. Lower quality debt securities generally have higher rates of interest and may be subject to greater price fluctuations than higher quality debt securities. Credit risk is gauged, in part, by the credit ratings of the debt securities in which a fund invests. However, ratings are only the opinions of the rating agencies issuing them and are not guarantees as to credit quality or an evaluation of market risk. The fund’s investment adviser relies on its own credit analysts to research issuers and issues in seeking to assess credit and default risks.

280	American Funds Insurance Series

Investing in lower rated debt instruments — Lower rated bonds and other lower rated debt securities generally have higher rates of interest and involve greater risk of default or price declines due to changes in the issuer’s creditworthiness than those of higher quality debt securities. The market prices of these securities may fluctuate more than the prices of higher quality debt securities and may decline significantly in periods of general economic difficulty. These risks may be increased with respect to investments in junk bonds.

Investing in derivatives — The use of derivatives involves a variety of risks, which may be different from, or greater than, the risks associated with investing in traditional securities, such as stocks and bonds. Changes in the value of a derivative may not correlate perfectly with, and may be more sensitive to market events than, the underlying asset, rate or index, and a derivative instrument may expose a fund to losses in excess of its initial investment. Derivatives may be difficult to value, difficult for a fund to buy or sell at an opportune time or price and difficult, or even impossible, to terminate or otherwise offset. A fund’s use of derivatives may result in losses to the fund, and investing in derivatives may reduce a fund’s returns and increase a fund’s price volatility. A fund’s counterparty to a derivative transaction (including, if applicable, the fund’s clearing broker, the derivatives exchange or the clearinghouse) may be unable or unwilling to honor its financial obligations in respect of the transaction. In certain cases, the fund may be hindered or delayed in exercising remedies against or closing out derivative instruments with a counterparty, which may result in additional losses.

Currency — The prices of, and the income generated by, many debt securities held by a fund may also be affected by changes in relative currency values. If the U.S. dollar appreciates against foreign currencies, the value in U.S. dollars of a fund’s securities denominated in such currencies would generally fall and vice versa.

Investing in mortgage-related and other asset-backed securities — Mortgage-related securities, such as mortgage-backed securities, and other asset-backed securities, include debt obligations that represent interests in pools of mortgages or other income-bearing assets, such as residential mortgage loans, home equity loans, mortgages on commercial buildings, consumer loans and equipment leases. While such securities are subject to the risks associated with investments in debt instruments generally (for example, credit, extension and interest rate risks), they are also subject to other and different risks. Mortgage-backed and other asset-backed securities are subject to changes in the payment patterns of borrowers of the underlying debt, potentially increasing the volatility of the securities and a fund’s net asset value. When interest rates fall, borrowers are more likely to refinance or prepay their debt before its stated maturity. This may result in a fund having to reinvest the proceeds in lower yielding securities, effectively reducing a fund’s income. Conversely, if interest rates rise and borrowers repay their debt more slowly than expected, the time in which the mortgage-backed and other asset-backed securities are paid off could be extended, reducing a fund’s cash available for reinvestment in higher yielding securities. Mortgage-backed securities are also subject to the risk that underlying borrowers will be unable to meet their obligations and the value of property that secures the mortgages may decline in value and be insufficient, upon foreclosure, to repay the associated loans. Investments in asset-backed securities are subject to similar risks.

Investing in future delivery contracts — A fund may enter into contracts, such as to-be-announced contracts and mortgage dollar rolls, that involve a fund selling mortgage-related securities and simultaneously contracting to repurchase similar securities for delivery at a future date at a predetermined price. This can increase a fund’s market exposure, and the market price of the securities that the fund contracts to repurchase could drop below their purchase price. While a fund can preserve and generate capital through the use of such contracts by, for example, realizing the difference between the sale price and the future purchase price, the income generated by the fund may be reduced by engaging in such transactions. In addition, these transactions increase the turnover rate of a fund.

Investing in inflation-linked bonds — The values of inflation-linked bonds generally fluctuate in response to changes in real interest rates — i.e., rates of interest after factoring in inflation. A rise in real interest rates may cause the prices of inflation-linked securities to fall, while a decline in real interest rates may cause the prices to increase. Inflation-linked bonds may experience greater losses than other debt securities with similar durations when real interest rates rise faster than nominal interest rates. There can be no assurance that the value of an inflation-linked security will be directly correlated to changes in interest rates; for example, if interest rates rise for reasons other than inflation, the increase may not be reflected in the security’s inflation measure.

Investing in inflation-linked bonds may also reduce a fund’s distributable income during periods of deflation. If prices for goods and services decline throughout the economy, the principal and income on inflation-linked securities may decline and result in losses to a fund.

Investing in securities backed by the U.S. government — Securities backed by the U.S. Treasury or the full faith and credit of the U.S. government are guaranteed only as to the timely payment of interest and principal when held to maturity. Accordingly, the current market values for these securities will fluctuate with changes in interest rates and the credit rating of the U.S. government. Securities issued by U.S. government-sponsored entities and federal agencies and instrumentalities that are not backed by the full faith and credit of the U.S. government are neither issued nor guaranteed by the U.S. government.

American Funds Insurance Series	281

Investing in repurchase agreements — Upon entering into a repurchase agreement, a fund purchases a security from a bank or broker-dealer, which simultaneously commits to repurchase the security within a specified time at the fund’s cost with interest. The security purchased by the fund constitutes collateral for the seller’s repurchase obligation. If the party agreeing to repurchase should default, the fund may seek to sell the security it holds as collateral. The fund may incur a loss if the value of the collateral securing the repurchase obligation falls below the repurchase price. The fund may also incur disposition costs and encounter procedural delays in connection with liquidating the collateral.

Interest rate risk — The values and liquidity of the securities held by a fund may be affected by changing interest rates. For example, the values of these securities may decline when interest rates rise and increase when interest rates fall. Longer maturity debt securities generally have greater sensitivity to changes in interest rates and may be subject to greater price fluctuations than shorter maturity debt securities. A fund may invest in variable and floating rate securities. When a fund holds variable or floating rate securities, a decrease in market interest rates will adversely affect the income received from such securities and the net asset value of a fund’s shares. Although the values of such securities are generally less sensitive to interest rate changes than those of other debt securities, the value of variable and floating rate securities may decline if their interest rates do not rise as quickly, or as much, as market interest rates. Conversely, floating rate securities will not generally increase in value if interest rates decline. During periods of extremely low short-term interest rates, a fund may not be able to maintain a positive yield and, given the current low interest rate environment, risks associated with rising rates are currently heightened.

Credit and liquidity support — Changes in the credit quality of banks and financial institutions providing credit and liquidity support features with respect to securities held by a fund could cause the values of these securities to decline.

Asset allocation — A fund’s percentage allocation to equity securities, debt securities and money market instruments could cause the fund to underperform relative to relevant benchmarks and other funds with similar investment objectives.

Nondiversification risk — As nondiversified funds, certain funds have the ability to invest a larger percentage of their assets in the securities of a smaller number of issuers than diversified funds. Although the funds do not intend to limit their investments to the securities of a small number of issuers, if they were to do so, poor performance by a single large holding could adversely impact the funds’ investment results more than if the funds were invested in a larger number of issuers.

Liquidity risk — Certain fund holdings may be or may become difficult or impossible to sell, particularly during times of market turmoil. Liquidity may be impacted by the lack of an active market for a holding, legal or contractual restrictions on resale, or the reduced number and capacity of market participants to make a market in such holding. Market prices for less liquid or illiquid holdings may be volatile, and reduced liquidity may have an adverse impact on the market price of such holdings. Additionally, the sale of less liquid or illiquid holdings may involve substantial delays (including delays in settlement) and additional costs and the fund may be unable to sell such holdings when necessary to meet its liquidity needs or may be forced to sell at a loss.

Management — The investment adviser to the funds actively manages the funds’ investments. Consequently, the funds are subject to the risk that the methods and analyses, including models, tools and data, employed by the investment adviser in this process may be flawed or incorrect and may not produce the desired results. This could cause the funds to lose value or their investment results to lag relevant benchmarks or other funds with similar objectives.

Investing in the managed risk funds may involve additional risks including, but not limited to, those described below.

Fund structure — The managed risk funds invest in underlying funds and incur expenses related to those underlying funds. In addition, investors in the managed risk funds will incur fees to pay for certain expenses related to the operations of the managed risk funds. An investor holding the underlying fund directly would incur lower overall expenses but would not receive the benefit of the managed risk strategy. Additionally, in accordance with an exemption under the Investment Company Act of 1940, as amended, the investment adviser considers only proprietary funds when selecting underlying investment options and allocations. This means that the fund’s investment adviser did not, nor does it expect to, consider any unaffiliated funds as underlying investment options for the fund. This strategy could raise certain conflicts of interest when choosing underlying investments for the fund, including the selection of funds that result in greater compensation to the adviser or funds with relatively lower historical investment results. The investment adviser has policies and procedures designed to mitigate material conflicts of interest that may arise in connection with its management of the fund.

282	American Funds Insurance Series

Management — The managed risk funds are subject to the risk that the managed risk strategy or the methods employed by the subadviser in implementing the managed risk strategy may not produce the desired results. This could cause the managed risk funds to lose value or their investment results to lag relevant benchmarks or other funds with similar objectives.

Underlying fund risks — Because the managed risk funds’ investments consist of investments in underlying funds, the managed risk funds’ risks are directly related to the risks of the respective underlying fund in which each managed risk fund invests. For this reason, it is important to understand the risks associated with investing both in the managed risk fund and in each of the underlying funds.

Investing in options and futures contracts — In addition to the risks generally associated with investing in derivative instruments, options and futures contracts are subject to the creditworthiness of the clearing organizations, exchanges and, in the case of futures, futures commission merchants with which a fund transacts. While both options and futures contracts are generally liquid instruments, under certain market conditions, options and futures may be deemed to be illiquid. For example, a fund may be temporarily prohibited from closing out its position in an options or futures contract if intraday price change limits or limits on trading volume imposed by the applicable exchange are triggered. If a fund is unable to close out a position on an options or futures contract, the fund would remain subject to the risk of adverse price movements until the fund is able to close out the position in question. The ability of a fund to successfully utilize options and futures contracts may depend in part upon the ability of the fund’s investment adviser or subadviser to accurately forecast interest rates and other economic factors and to assess and predict the impact of such economic factors on the options and futures in which the fund invests. If the investment adviser or subadviser incorrectly forecasts economic developments or incorrectly predicts the impact of such developments on the options and futures in which it invests, a fund could be exposed to the risk of loss. Whereas the risk of loss on a put option purchased by the fund is limited to the initial cost of the option, the amount of a potential loss on a futures contract could greatly exceed the relatively small initial amount invested in entering the futures position.

Hedging — There may be imperfect or even negative correlation between the prices of the options and futures contracts in which a fund invests and the prices of the underlying securities or indexes which the fund seeks to hedge. For example, options and futures contracts may not provide an effective hedge because changes in options and futures contract prices may not track those of the underlying securities or indexes they are intended to hedge. In addition, there are significant differences between the securities market, on the one hand, and the options and futures markets, on the other, that could result in an imperfect correlation between the markets, causing a given hedge not to achieve its objectives. The degree of imperfection of correlation depends on circumstances such as variations in speculative market demand for options and futures, including technical influences in options and futures trading, and differences between the financial instruments being hedged and the instruments underlying the standard contracts available for trading. A decision as to whether, when and how to hedge involves the exercise of skill and judgment, and even a well-conceived hedge may be unsuccessful to some degree because of market behavior or unexpected interest rate trends. In addition, the fund’s investment in exchange-traded options and futures and their resulting costs could limit the fund’s gains in rising markets relative to those of the underlying funds, or to those of unhedged funds in general.

Short positions — The fund may suffer losses from short positions in futures contracts. Losses from short positions in futures contracts occur when the underlying index increases in value. As the underlying index increases in value, the holder of the short position in the corresponding futures contract is required to pay the difference in value of the futures contract resulting from the increase in the index on a daily basis. Losses from a short position in an index futures contract could potentially be very large if the value of the underlying index rises dramatically in a short period of time.

5. Certain investment techniques

Securities lending — Some of the funds have entered into securities lending transactions in which the funds earn income by lending investment securities to brokers, dealers or other institutions. Each transaction involves three parties: the fund, acting as the lender of the securities, a borrower, and a lending agent that acts as an intermediary.

Securities lending transactions are entered into by the fund under the securities lending agreement with the lending agent. The lending agent facilitates the exchange of securities between the lender and the borrower, generally provides protection from borrower default, marks to market the value of collateral daily, secures additional collateral from the borrower if it falls below preset terms, and may reinvest the collateral on behalf of the fund according to agreed parameters. The lending agent has indemnified the fund against losses resulting from borrower default. Although risk is mitigated by the collateral and indemnification, the fund could experience a delay in recovering its securities and a potential loss of income or value if the borrower fails to return the securities, collateral investments decline in value or the lending agent fails to perform.

American Funds Insurance Series	283

The borrower is required to post highly liquid assets, such as cash or U.S. government securities, as collateral for the loan in an amount at least equal to the value of the securities loaned. Investments made with cash collateral are recognized as assets in the fund’s investment portfolio. The same amount is recorded as a liability in the fund’s statement of assets and liabilities. While securities are on loan, the fund will continue to receive the equivalent of the interest, dividends or other distributions paid by the issuer, as well as a portion of the interest on the investment of the collateral. Additionally, although the fund does not have the right to vote on securities while they are on loan, the fund has a right to consent on corporate actions and a right to recall loaned securities to vote on proposals affecting them. The borrower is obligated to return the loaned security at the conclusion of the loan or, during the pendency of the loan, on demand from the fund.

The following table presents the value of the securities on loan, the type and value of collateral received and the value of the investment securities purchased, if any, from the cash collateral received by each fund (dollars in thousands):

		Collateral received
Funds	Value of investment securities on loan	Cash	U.S. government securities	Value of investment securities purchased
Global Growth Fund	$27,348	$20,453	$8,325	$18,408
Global Small Capitalization Fund	96,178	85,345	17,353	76,811
Growth Fund	78,405	81,118	—	73,006
International Fund	71,916	74,745	—	67,270
New World Fund	14,516	8,405	7,205	7,565
Washington Mutual Investors Fund	81,124	55,623	27,526	50,061
Capital World Growth and Income Fund	16,355	15,435	1,643	13,891
Growth-Income Fund	171,950	178,358	—	160,522
International Growth and Income Fund	2,221	1,413	953	1,272
Capital Income Builder	13,384	14,030	—	12,627
Asset Allocation Fund	53,318	55,304	—	49,774
American Funds Global Balanced Fund	3,814	4,005	—	3,605

Investment securities purchased from cash collateral are disclosed in the investment portfolio as short-term securities. Securities received as collateral, if any, are not recognized as fund assets. The contractual maturity of collateral received under the securities lending agreement is classified as overnight and continuous.

Index-linked bonds — Some of the funds have invested in index-linked bonds, which are fixed-income securities whose principal value is periodically adjusted to a government price index. Over the life of an index-linked bond, interest is paid on the adjusted principal value. Increases or decreases in the principal value of index-linked bonds are recorded as interest income in the fund’s statement of operations.

Mortgage dollar rolls — Some of the funds have entered into mortgage dollar roll transactions in which the fund sells a mortgage-backed security to a counterparty and simultaneously enters into an agreement with the same counterparty to buy back a similar security on a specific future date at a predetermined price. Mortgage dollar rolls are accounted for as purchase and sale transactions, which may increase the funds’ portfolio turnover rates.

Loan transactions — Some of the funds have entered into loan transactions in which the fund acquires a loan either through an agent, by assignment from another holder, or as a participation interest in another holder’s portion of a loan. The loan is often administered by a financial institution that acts as agent for the holders of the loan, and the fund may be required to receive approval from the agent and/or borrower prior to the sale of the investment. The loan’s interest rate and maturity date may change based on the terms of the loan, including potential early payments of principal.

Short-term securities — The managed risk funds hold shares of State Street Institutional U.S. Government Money Market Fund, a cash management vehicle offered and managed by State Street Bank and Trust Company.

284	American Funds Insurance Series

Unfunded commitments — Asset Allocation Fund, Capital World Bond Fund and American High-Income Trust have participated in transactions that involve unfunded commitments, which may obligate each fund to purchase new or additional bonds and/or purchase additional shares of the applicable issuer if certain contingencies are met. As of June 30, 2022, the maximum exposure from these unfunded commitments for Asset Allocation Fund, Capital World Bond Fund and American High-Income Trust was $187,000, $63,000 and $1,796,000, respectively, which would represent less than 0.01%, less than 0.01% and 0.21%, respectively, of the net assets of each fund should such commitments become due. Unrealized depreciation on these unfunded commitments for Asset Allocation Fund, Capital World Bond Fund and American High-Income Trust was $3,000, less than $1,000 and $1,000, respectively, which is disclosed as unrealized depreciation on unfunded commitments in each fund’s statement of assets and liabilities and is included in net unrealized depreciation on investments in unaffiliated issuers in each fund’s statement of operations.

Options contracts — The managed risk funds have entered into options contracts, which give the holder of the option, in return for a premium payment, the right to buy from (in the case of a call) or sell to (in the case of a put) the writer of the option, the security underlying the option (or the cash value of the index underlying the option) at a specified price. As part of their managed risk strategy, the funds will at times purchase put options on equity indexes in standardized contracts traded on foreign or domestic securities exchanges, boards of trade, or similar entities. By purchasing a put option on an equity index, the funds obtain the right (but not the obligation) to sell the cash value of the index underlying the option at a specified exercise price, and in return for this right, the funds pay the current market price, or the option premium, for the option.

The funds may terminate their position in a put option by allowing the option to expire or by exercising the option. If the option is allowed to expire, the funds will lose the entire premium. If the option is exercised, the funds complete the sale of the underlying instrument (or delivers the cash value of the index underlying the option) at the exercise price. The funds may also terminate a put option position by entering into opposing close-out transactions in advance of the option expiration date.

Premiums paid on options purchased, as well as the daily fluctuation in market value, are included in investment securities from unaffiliated issuers in each fund’s statement of assets and liabilities. Realized gains or losses are recorded at the time the option contract is closed or expires. Net realized gains or losses and net unrealized appreciation or depreciation from options contracts are recorded in investments in unaffiliated issuers in each fund’s statement of operations.

Futures contracts — Some of the funds have entered into futures contracts, which provide for the future sale by one party and purchase by another party of a specified amount of a specific financial instrument for a specified price, date, time and place designated at the time the contract is made. Futures contracts are used to strategically manage the fund’s interest rate sensitivity by increasing or decreasing the duration of the fund or a portion of the fund’s portfolio. For the managed risk funds, futures contracts are used to strategically manage portfolio volatility and downside equity risk.

Upon entering into futures contracts, and to maintain the fund’s open positions in futures contracts, the fund is required to deposit with a futures broker, known as a futures commission merchant (“FCM”), in a segregated account in the name of the FCM an amount of cash, U.S. government securities or other liquid securities, known as initial margin. The margin required for a particular futures contract is set by the exchange on which the contract is traded to serve as collateral, and may be significantly modified from time to time by the exchange during the term of the contract.

On a daily basis, each fund pays or receives variation margin based on the increase or decrease in the value of the futures contracts and records variation margin on futures contracts in each fund’s statement of assets and liabilities. Futures contracts may involve a risk of loss in excess of the variation margin shown on each fund’s statement of assets and liabilities. Each fund records realized gains or losses at the time the futures contract is closed or expires. Net realized gains or losses and net unrealized appreciation or depreciation from futures contracts are recorded in each fund’s statement of operations.

Forward currency contracts — Some of the funds have entered into forward currency contracts, which represent agreements to exchange currencies on specific future dates at predetermined rates. The series’ investment adviser uses forward currency contracts to manage the fund’s exposure to changes in exchange rates. Upon entering into these contracts, risks may arise from the potential inability of counterparties to meet the terms of their contracts and from possible movements in exchange rates.

On a daily basis, the series’ investment adviser values forward currency contracts based on the applicable exchange rates and records unrealized appreciation or depreciation for open forward currency contracts in each fund’s statement of assets and liabilities. Realized gains or losses are recorded at the time the forward contract is closed or offset by another contract with the same broker for the same settlement date and currency. Closed forward currency contracts that have not reached their settlement date are included in the respective receivables or payables for closed forward currency contracts in each fund’s statement of assets and liabilities. Net realized

American Funds Insurance Series	285

gains or losses from closed forward currency contracts and net unrealized appreciation or depreciation from open forward currency contracts are recorded in each fund’s statement of operations.

Swap contracts — Some of the funds have entered into swap agreements, which are two-party contracts entered into primarily by institutional investors for a specified time period. In a typical swap transaction, two parties agree to exchange the returns earned or realized from one or more underlying assets or rates of return. Swap agreements can be traded on a swap execution facility (SEF) and cleared through a central clearinghouse (cleared), traded over-the-counter (OTC) and cleared, or traded bilaterally and not cleared. Because clearing interposes a central clearinghouse as the ultimate counterparty to each participant’s swap, and margin is required to be exchanged under the rules of the clearinghouse, central clearing is intended to decrease (but not eliminate) counterparty risk relative to uncleared bilateral swaps. To the extent the funds enter into bilaterally negotiated swap transactions, the funds will enter into swap agreements only with counterparties that meet certain credit standards and subject to agreed collateralized procedures. The term of a swap can be days, months or years and certain swaps may be less liquid than others.

Upon entering into a centrally cleared swap contract, the funds are required to deposit cash, U.S. government securities or other liquid securities, which is known as initial margin. Generally, the initial margin required for a particular swap is set and held as collateral by the clearinghouse on which the contract is cleared. The amount of initial margin required may be significantly modified from time to time by the clearinghouse during the term of the contract.

On a daily basis, interest accruals related to the exchange of future payments are recorded as a receivable and payable in the funds’ statement of assets and liabilities for centrally cleared swaps and as unrealized appreciation or depreciation in the funds’ statement of assets and liabilities for bilateral swaps. For centrally cleared swaps, the fund also pays or receives a variation margin based on the increase or decrease in the value of the swaps, including accrued interest as applicable, and records variation margin in the statement of assets and liabilities. The funds record realized gains and losses on both the net accrued interest and any gain or loss recognized at the time the swap is closed or expires. Net realized gains or losses, as well as any net unrealized appreciation or depreciation, from swaps are recorded in the funds’ statement of operations.

Swap agreements can take different forms. Some of the funds have entered into the following types of swap agreements:

Interest rate swaps — Some of the funds have entered into interest rate swaps, which seek to manage the interest rate sensitivity of the fund by increasing or decreasing the duration of the funds or a portion of the funds’ portfolio. An interest rate swap is an agreement between two parties to exchange or swap payments based on changes in an interest rate or rates. Typically, one interest rate is fixed and the other is variable based on a designated short-term interest rate such as the Secured Overnight Financing Rate (SOFR), prime rate or other benchmark. In other types of interest rate swaps, known as basis swaps, the parties agree to swap variable interest rates based on different designated short-term interest rates. Interest rate swaps generally do not involve the delivery of securities or other principal amounts. Rather, cash payments are exchanged by the parties based on the application of the designated interest rates to a notional amount, which is the predetermined dollar principal of the trade upon which payment obligations are computed. Accordingly, the funds’ current obligation or right under the swap agreement is generally equal to the net amount to be paid or received under the swap agreement based on the relative value of the position held by each party.

286	American Funds Insurance Series

Credit default swap indices — Some of the funds have entered into centrally cleared credit default swap indices, including CDX and iTraxx indices (collectively referred to as “CDSIs”), in order to assume exposure to a diversified portfolio of credits or to hedge against existing credit risks. A CDSI is based on a portfolio of credit default swaps with similar characteristics, such as credit default swaps on high-yield bonds. In a typical CDSI transaction, one party (the protection buyer) is obligated to pay the other party (the protection seller) a stream of periodic payments over the term of the contract. If a credit event, such as a default or restructuring, occurs with respect to any of the underlying reference obligations, the protection seller must pay the protection buyer the loss on those credits.

The funds may enter into a CDSI transaction as either protection buyer or protection seller. If the funds are protection buyers, they would pay the counterparty a periodic stream of payments over the term of the contract and would not recover any of those payments if no credit events were to occur with respect to any of the underlying reference obligations. However, if a credit event did occur, the funds, as protection buyers, would have the right to deliver the referenced debt obligations or a specified amount of cash, depending on the terms of the applicable agreement, and to receive the par value of such debt obligations from the counterparty protection seller. As protection sellers, the funds would receive fixed payments throughout the term of the contract if no credit events were to occur with respect to any of the underlying reference obligations. If a credit event were to occur, however, the value of any deliverable obligation received by the funds, coupled with the periodic payments previously received by the funds, may be less than the full notional value that the funds, as a protection seller, pays to the counterparty protection buyer, effectively resulting in a loss of value to the funds. Furthermore, as protection sellers, the funds would effectively add leverage to their portfolio because it would have investment exposure to the notional amount of the swap transaction.

The following table presents the average month-end notional amounts of options contracts purchased, futures contracts, forward currency contracts, interest rate swaps and credit default swaps while held for each fund (dollars in thousands):

	Options contracts purchased	Futures contracts	Forward currency contracts		Interest rate swaps	Credit default swaps
New World Fund	Not applicable	$ 25,832	$ 4,557		Not applicable	Not applicable
International Growth and Income Fund	Not applicable	Not applicable	446		Not applicable	Not applicable
Capital Income Builder	Not applicable	59,371	98	*	$ 23,038	$ 4,064
Asset Allocation Fund	Not applicable	2,047,465	Not applicable		Not applicable	107,883
American Funds Global Balanced Fund	Not applicable	13,454	25,586		25,429	3,760
The Bond Fund of America	Not applicable	3,268,480	116,690		419,574	113,829
Capital World Bond Fund	Not applicable	310,776	507,433		345,658	56,655
American High-Income Trust	Not applicable	35,005	Not applicable		Not applicable	13,999
American Funds Mortgage Fund	Not applicable	27,578	Not applicable		25,975	Not applicable
U.S. Government Securities Fund	Not applicable	2,474,234	Not applicable		1,677,964	Not applicable
Managed Risk Growth Fund	$ 487,262	136,263	Not applicable		Not applicable	Not applicable
Managed Risk International Fund	120,077	15,697	Not applicable		Not applicable	Not applicable
Managed Risk Washington Mutual Investors Fund	347,908	40,418	Not applicable		Not applicable	Not applicable
Managed Risk Growth-Income Fund	3,860,312	264,330	Not applicable		Not applicable	Not applicable
Managed Risk Asset Allocation Fund	656,342	299,621	Not applicable		Not applicable	Not applicable

*	No contracts were held at the end of the reporting period; amount represents the average month-end notional amount of contracts while they were held.

American Funds Insurance Series	287

The following tables identify the location and fair value amounts on each fund’s statement of assets and liabilities and/or the effect on each fund’s statement of operations resulting from each fund’s use of options, futures contracts, forward currency contracts, interest rate swaps and/or credit default swaps as of, or for the six months ended June 30, 2022 (dollars in thousands):

New World Fund

		Assets		Liabilities
Contracts	Risk type	Location on statement of assets and liabilities	Value	Location on statement of assets and liabilities	Value
Futures	Interest	Unrealized appreciation*	$160	Unrealized depreciation*	$118
Forward currency	Currency	Unrealized appreciation on open forward currency contracts	40	Unrealized depreciation on open forward currency contracts	1
			$200		$119

		Net realized gain		Net unrealized appreciation
Contracts	Risk type	Location on statement of operations	Value	Location on statement of operations	Value
Futures	Interest	Net realized gain on futures contracts	$202	Net unrealized appreciation on futures contracts	$78
Forward currency	Currency	Net realized gain on forward currency contracts	298	Net unrealized appreciation on forward currency contracts	59
			$500		$137

International Growth and Income Fund

		Assets		Liabilities
Contracts	Risk type	Location on statement of assets and liabilities	Value	Location on statement of assets and liabilities	Value
Forward currency	Currency	Unrealized appreciation on open forward currency contracts	$1	Unrealized depreciation on open forward currency contracts	$—

		Net realized gain		Net unrealized appreciation
Contracts	Risk type	Location on statement of operations	Value	Location on statement of operations	Value
Forward currency	Currency	Net realized gain on forward currency contracts	$—	Net unrealized appreciation on forward currency contracts	$1

Capital Income Builder

		Assets		Liabilities
		Location on statement of		Location on statement of
Contracts	Risk type	assets and liabilities	Value	assets and liabilities	Value
Futures	Interest	Unrealized appreciation*	$15	Unrealized depreciation*	$1,042
Swap (centrally cleared)	Interest	Unrealized appreciation*	1,757	Unrealized depreciation*	—
Swap (centrally cleared)	Credit	Unrealized appreciation*	—	Unrealized depreciation*	359
			$1,772		$1,401

Refer to the end of the tables for footnotes.

288	American Funds Insurance Series

		Net realized (loss) gain		Net unrealized (depreciation) appreciation
Contracts	Risk type	Location on statement of operations	Value	Location on statement of operations	Value
Futures	Interest	Net realized loss on futures contracts	$(3,291)	Net unrealized depreciation on futures contracts	$(1,259)
Forward currency	Currency	Net realized gain on forward currency contracts	6	Net unrealized depreciation on forward currency contracts	(2)
Swap	Interest	Net realized gain on swap contracts	1,702	Net unrealized appreciation on swap contracts	306
Swap	Credit	Net realized loss on swap contracts	(112)	Net unrealized depreciation on swap contracts	(345)
			$(1,695)		$(1,300)

Asset Allocation Fund

		Assets		Liabilities
Contracts	Risk type	Location on statement of assets and liabilities	Value	Location on statement of assets and liabilities	Value
Futures	Interest	Unrealized appreciation*	$7,611	Unrealized depreciation*	$3,501
Swap (centrally cleared)	Credit	Unrealized appreciation*	1,848	Unrealized depreciation*	—
			$9,459		$3,501

		Net realized gain		Net unrealized appreciation
Contracts	Risk type	Location on statement of operations	Value	Location on statement of operations	Value
Futures	Interest	Net realized gain on futures contracts	$52,273	Net unrealized appreciation on futures contracts	$18,346
Swap	Credit	Net realized gain on swap contracts	159	Net unrealized appreciation on swap contracts	1,896
			$52,432		$20,242

American Funds Global Balanced Fund

		Assets		Liabilities
Contracts	Risk type	Location on statement of assets and liabilities	Value	Location on statement of assets and liabilities	Value
Futures	Interest	Unrealized appreciation*	$48	Unrealized depreciation*	$82
Forward currency	Currency	Unrealized appreciation on open forward currency contracts	103	Unrealized depreciation on open forward currency contracts	459
Forward currency	Currency	Receivables for closed forward currency contracts	18	Payables for closed forward currency contracts	4
Swap (centrally cleared)	Interest	Unrealized appreciation*	7	Unrealized depreciation*	654
Swap (centrally cleared)	Credit	Unrealized appreciation*	—	Unrealized depreciation*	80
			$176		$1,279

Refer to the end of the tables for footnotes.

American Funds Insurance Series	289

		Net realized gain (loss)		Net unrealized depreciation
Contracts	Risk type	Location on statement of operations	Value	Location on statement of operations	Value
Futures	Interest	Net realized gain on futures contracts	$367	Net unrealized depreciation on futures contracts	$(115)
Forward currency	Currency	Net realized loss on forward currency contracts	(537)	Net unrealized depreciation on forward currency contracts	(167)
Swap	Interest	Net realized gain on swap contracts	198	Net unrealized depreciation on swap contracts	(410)
Swap	Credit	Net realized gain on swap contracts	48	Net unrealized depreciation on swap contracts	(78)
			$76		$(770)

The Bond Fund of America

		Assets		Liabilities
Contracts	Risk type	Location on statement of assets and liabilities	Value	Location on statement of assets and liabilities	Value
Futures	Interest	Unrealized appreciation*	$11,018	Unrealized depreciation*	$25,935
Forward currency	Currency	Unrealized appreciation on open forward currency contracts	293	Unrealized depreciation on open forward currency contracts	470
Forward currency	Currency	Receivables for closed forward currency contracts	75	Payables for closed forward currency contracts	576
Swap (centrally cleared)	Interest	Unrealized appreciation*	13,225	Unrealized depreciation*	2,838
Swap (centrally cleared)	Credit	Unrealized appreciation*	8,754	Unrealized depreciation*	—
			$33,365		$29,819

		Net realized (loss) gain		Net unrealized (depreciation) appreciation
Contracts	Risk type	Location on statement of operations	Value	Location on statement of operations	Value
Futures	Interest	Net realized loss on futures contracts	$(59,525)	Net unrealized depreciation on futures contracts	$(14,940)
Forward currency	Currency	Net realized gain on forward currency contracts	1,385	Net unrealized appreciation on forward currency contracts	178
Swap	Interest	Net realized gain on swap contracts	25,750	Net unrealized appreciation on swap contracts	21,372
Swap	Credit	Net realized gain on swap contracts	2,556	Net unrealized appreciation on swap contracts	8,680
			$(29,834)		$15,290

Refer to the end of the tables for footnotes.

290	American Funds Insurance Series

Capital World Bond Fund

		Assets		Liabilities
Contracts	Risk type	Location on statement of assets and liabilities	Value	Location on statement of assets and liabilities	Value
Futures	Interest	Unrealized appreciation*	$933	Unrealized depreciation*	$2,216
Forward currency	Currency	Unrealized appreciation on open forward currency contracts	6,655	Unrealized depreciation on open forward currency contracts	4,636
Forward currency	Currency	Receivables for closed forward currency contracts	32	Payables for closed forward currency contracts	1,476
Swap (centrally cleared)	Interest	Unrealized appreciation*	33	Unrealized depreciation*	9,273
Swap (centrally cleared)	Credit	Unrealized appreciation*	3,014	Unrealized depreciation*	—
			$10,667		$17,601

		Net realized (loss) gain		Net unrealized (depreciation) appreciation
Contracts	Risk type	Location on statement of operations	Value	Location on statement of operations	Value
Futures	Interest	Net realized loss on futures contracts	$(3,835)	Net unrealized depreciation on futures contracts	$(1,107)
Forward currency	Currency	Net realized loss on forward currency contracts	(15,990)	Net unrealized appreciation on forward currency contracts	1,537
Swap	Interest	Net realized gain on swap contracts	1,384	Net unrealized depreciation on swap contracts	(5,384)
Swap	Credit	Net realized gain on swap contracts	675	Net unrealized appreciation on swap contracts	3,096
			$(17,766)		$(1,858)

American High-Income Trust

		Assets		Liabilities
		Location on statement of		Location on statement of
Contracts	Risk type	assets and liabilities	Value	assets and liabilities	Value
Futures	Interest	Unrealized appreciation*	$73	Unrealized depreciation*	$—
Swap (centrally cleared)	Credit	Unrealized appreciation*	421	Unrealized depreciation*	—
			$494		$—

		Net realized gain		Net unrealized appreciation
		Location on statement of		Location on statement of
Contracts	Risk type	operations	Value	operations	Value
Futures	Interest	Net realized gain on futures contracts	$1,276	Net unrealized appreciation on futures contracts	$284
Swap	Credit	Net realized gain on swap contracts	326	Net unrealized appreciation on swap contracts	414
			$1,602		$698

Refer to the end of the tables for footnotes.

American Funds Insurance Series	291

American Funds Mortgage Fund

		Assets		Liabilities
		Location on statement of		Location on statement of
Contracts	Risk type	assets and liabilities	Value	assets and liabilities	Value
Futures	Interest	Unrealized appreciation*	$40	Unrealized depreciation*	$134
Swap (centrally cleared)	Interest	Unrealized appreciation*	670	Unrealized depreciation*	—
			$710		$134

		Net realized (loss) gain		Net unrealized depreciation
		Location on statement of		Location on statement of
Contracts	Risk type	operations	Value	operations	Value
Futures	Interest	Net realized loss on futures contracts	$(1,437)	Net unrealized depreciation on futures contracts	$(98)
Swap	Interest	Net realized gain on swap contracts	3,125	Net unrealized depreciation on swap contracts	(1,705)
			$1,688		$(1,803)

U.S. Government Securities Fund

		Assets		Liabilities
		Location on statement of		Location on statement of
Contracts	Risk type	assets and liabilities	Value	assets and liabilities	Value
Futures	Interest	Unrealized appreciation*	$11,906	Unrealized depreciation*	$17,662
Swap (centrally cleared)	Interest	Unrealized appreciation*	23,368	Unrealized depreciation*	16,563
			$35,274		$34,225

		Net realized (loss) gain		Net unrealized depreciation
		Location on statement of		Location on statement of
Contracts	Risk type	operations	Value	operations	Value
Futures	Interest	Net realized loss on futures contracts	$(24,700)	Net unrealized depreciation on futures contracts	$(6,365)
Swap	Interest	Net realized gain on swap contracts	21,128	Net unrealized depreciation on swap contracts	(9,288)
			$(3,572)		$(15,653)

Managed Risk Growth Fund

		Assets		Liabilities
		Location on statement of		Location on statement of
Contracts	Risk type	assets and liabilities	Value	assets and liabilities	Value
Options purchased	Equity	Investment securities from unaffiliated issuers†	$424	Investment securities from unaffiliated issuers†	$—
Futures	Currency	Unrealized appreciation*	268	Unrealized depreciation*	—
Futures	Equity	Unrealized appreciation*	10,060	Unrealized depreciation*	—
Futures	Interest	Unrealized appreciation*	—	Unrealized depreciation*	(105)
			$10,752		$(105)

Refer to the end of the tables for footnotes.

292	American Funds Insurance Series

		Net realized (loss) gain		Net unrealized appreciation (depreciation)
		Location on statement of		Location on statement of
Contracts	Risk type	operations	Value	operations	Value
Options purchased	Equity	Net realized loss on investments in unaffiliated issuers	$(3,451)	Net unrealized appreciation on investments in unaffiliated issuers	$1,424
Futures	Currency	Net realized gain on futures contracts	612	Net unrealized appreciation on futures contracts	292
Futures	Equity	Net realized gain on futures contracts	24,631	Net unrealized appreciation on futures contracts	11,276
Futures	Interest	Net realized loss on futures contracts	(10,316)	Net unrealized depreciation on futures contracts	(6)
			$11,476		$12,986

Managed Risk International Fund

		Assets		Liabilities
		Location on statement of		Location on statement of
Contracts	Risk type	assets and liabilities	Value	assets and liabilities	Value
Options purchased	Equity	Investment securities from unaffiliated issuers†	$591	Investment securities from unaffiliated issuers†	$—
Futures	Currency	Unrealized appreciation*	—	Unrealized depreciation*	—
Futures	Equity	Unrealized appreciation*	1,136	Unrealized depreciation*	—
Futures	Interest	Unrealized appreciation*	—	Unrealized depreciation*	(48)
			$1,727		$(48)

		Net realized (loss) gain		Net unrealized appreciation
		Location on statement of		Location on statement of
Contracts	Risk type	operations	Value	operations	Value
Options purchased	Equity	Net realized loss on investments in unaffiliated issuers	$(910)	Net unrealized appreciation on investments in unaffiliated issuers	$948
Futures	Currency	Net realized gain on futures contracts	—	Net unrealized appreciation on futures contracts	—
Futures	Equity	Net realized gain on futures contracts	7,974	Net unrealized appreciation on futures contracts	22
Futures	Interest	Net realized loss on futures contracts	(2,349)	Net unrealized appreciation on futures contracts	1,449
			$4,715		$2,419

Managed Risk Washington Mutual Investors Fund

		Assets		Liabilities
		Location on statement of		Location on statement of
Contracts	Risk type	assets and liabilities	Value	assets and liabilities	Value
Options purchased	Equity	Investment securities from unaffiliated issuers†	$842	Investment securities from unaffiliated issuers†	$—
Futures	Currency	Unrealized appreciation*	144	Unrealized depreciation*	—
Futures	Equity	Unrealized appreciation*	3,774	Unrealized depreciation*	—
Futures	Interest	Unrealized appreciation*	—	Unrealized depreciation*	(70)
			$4,760		$(70)

Refer to the end of the tables for footnotes.

American Funds Insurance Series	293

		Net realized (loss) gain		Net unrealized appreciation (depreciation)
		Location on statement of		Location on statement of
Contracts	Risk type	operations	Value	operations	Value
Options purchased	Equity	Net realized loss on investments in unaffiliated issuers	$(2,423)	Net unrealized appreciation on investments in unaffiliated issuers	$1,000
Futures	Currency	Net realized gain on futures contracts	186	Net unrealized appreciation on futures contracts	149
Futures	Equity	Net realized gain on futures contracts	9,391	Net unrealized appreciation on futures contracts	3,844
Futures	Interest	Net realized loss on futures contracts	(5,062)	Net unrealized depreciation on futures contracts	(42)
			$2,092		$4,951

Managed Risk Growth-Income Fund

		Assets		Liabilities
		Location on statement of		Location on statement of
Contracts	Risk type	assets and liabilities	Value	assets and liabilities	Value
Options purchased	Equity	Investment securities from unaffiliated issuers†	$11,543	Investment securities from unaffiliated issuers†	$—
Futures	Currency	Unrealized appreciation*	1,057	Unrealized depreciation*	—
Futures	Equity	Unrealized appreciation*	26,222	Unrealized depreciation*	(16)
Futures	Interest	Unrealized appreciation*	—	Unrealized depreciation*	(524)
			$38,822		$(540)

		Net realized (loss) gain		Net unrealized appreciation (depreciation)
		Location on statement of		Location on statement of
Contracts	Risk type	operations	Value	operations	Value
Options purchased	Equity	Net realized loss on investments in unaffiliated issuers	$(28,252)	Net unrealized appreciation on investments in unaffiliated issuers	$19,619
Futures	Currency	Net realized gain on futures contracts	1,821	Net unrealized appreciation on futures contracts	1,066
Futures	Equity	Net realized gain on futures contracts	41,017	Net unrealized appreciation on futures contracts	26,824
Futures	Interest	Net realized loss on futures contracts	(34,975)	Net unrealized depreciation on futures contracts	(463)
			$(20,389)		$47,046

Managed Risk Asset Allocation Fund

		Assets		Liabilities
		Location on statement of		Location on statement of
Contracts	Risk type	assets and liabilities	Value	assets and liabilities	Value
Options purchased	Equity	Investment securities from unaffiliated issuers†	$1,138	Investment securities from unaffiliated issuers†	$—
Futures	Currency	Unrealized appreciation*	651	Unrealized depreciation*	—
Futures	Equity	Unrealized appreciation*	23,290	Unrealized depreciation*	—
Futures	Interest	Unrealized appreciation*	—	Unrealized depreciation*	(371)
			$25,079		$(371)

Refer to the end of the tables for footnotes.

294	American Funds Insurance Series

		Net realized (loss) gain		Net unrealized appreciation (depreciation)
Contracts	Risk type	Location on statement of operations	Value	Location on statement of operations	Value
Options purchased	Equity	Net realized loss on investments in unaffiliated issuers	$(3,697)	Net unrealized appreciation on investments in unaffiliated issuers	$781
Futures	Currency	Net realized gain on futures contracts	1,188	Net unrealized appreciation on futures contracts	660
Futures	Equity	Net realized gain on futures contracts	28,524	Net unrealized appreciation on futures contracts	23,415
Futures	Interest	Net realized loss on futures contracts	(38,673)	Net unrealized depreciation on futures contracts	(264)
			$(12,658)		$24,592

*	Includes cumulative appreciation/depreciation on futures contracts, centrally cleared interest rate swaps and/or centrally cleared credit default swaps as reported in the applicable table following each fund’s investment portfolio. Only current day’s variation margin is reported within each fund’s statement of assets and liabilities.
†	Includes options purchased as reported in the fund’s investment portfolio.

Collateral — Some funds either receive or pledge highly liquid assets, such as cash or U.S. government securities, as collateral due to securities lending and/or their use of futures contracts, forward currency contracts, interest rate swaps, credit default swaps and/or future delivery contracts. For securities lending, each participating fund receives collateral in exchange for lending investment securities. The lending agent may reinvest collateral from securities lending transactions according to agreed parameters. For futures contracts, centrally cleared interest rate swaps and centrally cleared credit default swaps, the program calls for each participating fund to pledge collateral for initial and variation margin by contract. For forward currency contracts, the program calls for each participating fund to either receive or pledge collateral based on the net gain or loss on unsettled contracts by counterparty. For future delivery contracts, the program calls for each participating fund to either receive or pledge collateral based on the net gain or loss on unsettled contracts by certain counterparties. The purpose of the collateral is to cover potential losses that could occur in the event that either party cannot meet its contractual obligation. Non-cash collateral pledged by each participating fund, if any, is disclosed in each fund’s investment portfolio, and cash collateral pledged by each participating fund, if any, is held in a segregated account with the fund’s custodian, which is reflected as pledged cash collateral in each fund’s statement of assets and liabilities.

Rights of offset — Funds that hold forward currency contracts have enforceable master netting agreements with certain counterparties, where amounts payable by each party to the other in the same currency (with the same settlement date and with the same counter-party) are settled net of each party’s payment obligation. If an early termination date occurs under these agreements following an event of default or termination event, all obligations of each party to its counterparty are settled net through a single payment in a single currency (“close-out netting”). For financial reporting purposes, the funds do not offset financial assets and financial liabilities that are subject to these master netting arrangements in the statements of assets and liabilities.

The following tables present each fund’s forward currency contracts by counterparty that are subject to master netting agreements but that are not offset in the funds’ statements of assets and liabilities. The net amount column shows the impact of offsetting on the funds’ statement of assets and liabilities as of June 30, 2022, if close-out netting was exercised (dollars in thousands):

New World Fund

	Gross amounts recognized in the	Gross amounts not offset in the statement of assets and liabilities and subject to a master netting agreement
Counterparty	statement of assets and liabilities	Available to offset	Non-cash collateral*	Cash collateral*	Net amount
Assets:
Standard Chartered Bank	$35	$—	$—	$—	$35
UBS AG	5	—	—	—	5
Total	$40	$—	$—	$—	$40
Liabilities:
Citibank	$1	$—	$—	$—	$1

Refer to the end of the tables for footnote.

American Funds Insurance Series	295

International Growth and Income Fund

	Gross amounts recognized in the	Gross amounts not offset in the statement of assets and liabilities and subject to a master netting agreement
Counterparty	statement of assets and liabilities	Available to offset	Non-cash collateral*	Cash collateral*	Net amount
Assets:
JPMorgan Chase	$1	$—	$—	$—	$1

American Funds Global Balanced Fund

	Gross amounts recognized in the	Gross amounts not offset in the statement of assets and liabilities and subject to a master netting agreement
Counterparty	statement of assets and liabilities	Available to offset	Non-cash collateral*	Cash collateral*	Net amount
Assets:
Bank of America	$20	$(20)	$—	$—	$—
Barclays Bank PLC	11	—	—	—	11
BNP Paribas	1	(1)	—	—	—
Citibank	74	(1)	—	—	73
Morgan Stanley	14	(14)	—	—	—
Standard Chartered Bank	1	(1)	—	—	—
Total	$121	$(37)	$—	$—	$84
Liabilities:
Bank of America	$44	$(20)	$—	$—	$24
Bank of New York Mellon	1	—	—	—	1
BNP Paribas	282	(1)	—	—	281
Citibank	1	(1)	—	—	—
HSBC Bank	14	—	—	—	14
JPMorgan Chase	3	—	—	—	3
Morgan Stanley	23	(14)	—	—	9
Standard Chartered Bank	95	(1)	—	—	94
Total	$463	$(37)	$—	$—	$426

The Bond Fund of America

	Gross amounts recognized in the	Gross amounts not offset in the statement of assets and liabilities and subject to a master netting agreement
Counterparty	statement of assets and liabilities	Available to offset	Non-cash collateral*	Cash collateral*	Net amount
Assets:
Bank of America	$96	$—	$—	$—	$96
Bank of New York Mellon	65	—	—	—	65
Citibank	94	(94)	—	—	—
Standard Chartered Bank	11	—	—	—	11
UBS AG	102	(30)	—	—	72
Total	$368	$(124)	$—	$—	$244
Liabilities:
Citibank	$648	$(94)	$(554)	$—	$—
JPMorgan Chase	323	—	(323)	—	—
Morgan Stanley	45	—	—	—	45
UBS AG	30	(30)	—	—	—
Total	$1,046	$(124)	$(877)	$—	$45

Refer to the end of the tables for footnote.

296	American Funds Insurance Series

Capital World Bond Fund

	Gross amounts recognized in the	Gross amounts not offset in the statement of assets and liabilities and subject to a master netting agreement
Counterparty	statement of assets and liabilities	Available to offset	Non-cash collateral*	Cash collateral*	Net amount
Assets:
Bank of America	$503	$(503)	$—	$—	$—
BNP Paribas	91	(91)	—	—	—
Citibank	5,133	(2,333)	—	(2,800)	—
Goldman Sachs	27	(27)	—	—	—
HSBC Bank	253	(42)	—	(211)	—
JPMorgan Chase	75	(75)	—	—	—
Morgan Stanley	75	(75)	—	—	—
Standard Chartered Bank	291	—	—	(291)	—
UBS AG	239	(239)	—	—	—
Total	$6,687	$(3,385)	$—	$(3,302)	$—
Liabilities:
Bank of America	$957	$(503)	$(364)	$—	$90
BNP Paribas	712	(91)	(585)	—	36
Citibank	2,333	(2,333)	—	—	—
Goldman Sachs	477	(27)	(450)	—	—
HSBC Bank	42	(42)	—	—	—
JPMorgan Chase	788	(75)	(659)	—	54
Morgan Stanley	269	(75)	(194)	—	—
UBS AG	534	(239)	(295)	—	—
Total	$6,112	$(3,385)	$(2,547)	$—	$180

*	Collateral is shown on a settlement basis.

6. Taxation and distributions

Federal income taxation — Each fund complies with the requirements under Subchapter M of the Internal Revenue Code applicable to regulated investment companies and intends to distribute substantially all of its net taxable income and net capital gains each year. The funds are not subject to income taxes to the extent such distributions are made. Therefore, no federal income tax provision is required.

As of and during the period ended June 30, 2022, none of the funds had a liability for any unrecognized tax benefits. Each fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in their respective statements of operations. During the period, none of the funds incurred any significant interest or penalties.

Each fund’s tax returns are generally not subject to examination by federal, state and, if applicable, non-U.S. tax authorities after the expiration of each jurisdiction’s statute of limitations, which is typically three years after the date of filing but can be extended in certain jurisdictions.

Non-U.S. taxation — Dividend and interest income, if any, are recorded net of non-U.S. taxes paid. The funds may file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. As a result of rulings from European courts, the funds filed for additional reclaims related to prior years. These reclaims are recorded when the amount is known and there are no significant uncertainties on collectability. During the six months ended June 30, 2022, some of the funds recognized reclaims (net of fees and the effect of realized gain or loss from currency translations) and interest related to European court rulings as follows (dollars in thousands):

Fund	Reclaims	Fees	Interest
Global Growth Fund	$353	$634	$64
Growth Fund	318	22	22
New World Fund	175	99	14
Growth-Income Fund	3,322	472	292
International Growth and Income Fund	430	104	35
Asset Allocation Fund	32	106	9

American Funds Insurance Series	297

The reclaims and interest are included in each fund’s statements of operations. Gains realized by the funds on the sale of securities in certain countries, if any, may be subject to non-U.S. taxes. If applicable, the funds record an estimated deferred tax liability based on unrealized gains to provide for potential non-U.S. taxes payable upon the sale of these securities.

Distributions — Distributions determined on a tax basis may differ from net investment income and net realized gains for financial reporting purposes. These differences are due primarily to different treatment for items such as currency gains and losses; short-term capital gains and losses; capital losses related to sales of certain securities within 30 days of purchase; unrealized appreciation of certain investments in securities outside the U.S.; cost of investments sold; paydowns on fixed-income securities; net capital losses; net operating losses; non-U.S. taxes on capital gains; amortization of premiums and discounts and income on certain investments. The fiscal year in which amounts are distributed may differ from the year in which the net investment income and net realized gains are recorded by the funds for financial reporting purposes.

Additional tax basis disclosures for each fund are as follows (dollars in thousands):

	Global Growth Fund	Global Small Capitalization Fund	Growth Fund	International Fund	New World Fund	Washington Mutual Investors Fund
As of December 31, 2021:
Undistributed ordinary income	$35,090	$155,910	$575,141	$91,536	$79,588	$436,702
Undistributed long-term capital gains	815,909	935,195	4,457,096	955,085	247,561	1,827,154
As of June 30, 2022:
Gross unrealized appreciation on investments	2,448,406	597,292	12,379,772	1,198,573	706,493	1,823,766
Gross unrealized depreciation on investments	(638,501)	(427,229)	(2,828,654)	(840,515)	(322,914)	(598,946)
Net unrealized appreciation (depreciation) on investments	1,809,905	170,063	9,551,118	358,058	383,579	1,224,820
Cost of investments	5,058,986	2,826,529	21,593,126	6,517,811	2,807,027	8,113,297

	Capital World Growth and Income Fund	Growth- Income Fund	International Growth and Income Fund	Capital Income Builder	Asset Allocation Fund	American Funds Global Balanced Fund
As of December 31, 2021:
Undistributed ordinary income	$66,586	$578,031	$753	$7,363	$333,342	$282
Late year ordinary loss deferral*	—	—	—	—	—	(110)
Undistributed long-term capital gains	354,484	2,984,322	145,163	—	2,509,013	1,947
Capital loss carryforward†	—	—	—	(20,560)	—	—
As of June 30, 2022:
Gross unrealized appreciation on investments	376,239	10,839,281	28,959	149,820	5,492,943	24,473
Gross unrealized depreciation on investments	(237,923)	(1,593,886)	(53,837)	(56,954)	(1,818,032)	(33,439)
Net unrealized appreciation (depreciation) on investments	138,316	9,245,395	(24,878)	92,866	3,674,911	(8,966)
Cost of investments	1,601,901	23,683,846	316,947	1,055,905	22,499,906	389,620

Refer to the end of the tables for footnotes.

298	American Funds Insurance Series

	The Bond Fund of America	Capital World Bond Fund	American High-Income Trust	American Funds Mortgage Fund	Ultra-Short Bond Fund	U.S. Government Securities Fund
As of December 31, 2021:
Undistributed ordinary income	$95,270	$4,353	$9,517	$499	$—	$7,641
Undistributed long-term capital gains	97,219	26,459	—	—	—	—
Capital loss carryforward†	—	—	(247,812)	(496)	(1)	(14,302)
As of June 30, 2022:
Gross unrealized appreciation on investments	59,647	13,030	23,164	1,110	14	40,623
Gross unrealized depreciation on investments	(807,938)	(286,726)	(133,062)	(2,819)	(89)	(96,426)
Net unrealized appreciation (depreciation) on investments	(748,291)	(273,696)	(109,898)	(1,709)	(75)	(55,803)
Cost of investments	13,481,793	1,887,532	945,135	140,652	416,305	2,270,134

	Managed Risk Growth Fund	Managed Risk International Fund	Managed Risk Washington Mutual Investors Fund	Managed Risk Growth- Income Fund	Managed Risk Asset Allocation Fund
As of December 31, 2021:
Undistributed ordinary income	$1,846	$3,367	$3,923	$23,113	$34,460
Undistributed long-term capital gains	83,454	—	—	50,937	87,163
Capital loss carryforward†	—	(12,234)	(23,718)	—	—
As of June 30, 2022:
Gross unrealized appreciation on investments	10,369	1,527	3,992	29,568	23,941
Gross unrealized depreciation on investments	(129,403)	(35,664)	(53,343)	(150,797)	(159,840)
Net unrealized appreciation (depreciation) on investments	(119,034)	(34,137)	(49,351)	(121,229)	(135,899)
Cost of investments	580,496	164,663	365,091	2,259,173	2,397,331

*	This deferral is considered incurred in the subsequent year.
†	Each fund’s capital loss carryforward will be used to offset any capital gains realized by the fund in the current year or in subsequent years. Funds with a capital loss carryforward will not make distributions from capital gains while a capital loss carryforward remains.

Distributions paid by each fund were characterized for tax purposes as follows (dollars in thousands):

Global Growth Fund

	Six months ended June 30, 2022			Year ended December 31, 2021
Share class	Ordinary income	Long-term capital gains	Total distributions paid	Ordinary income	Long-term capital gains	Total distributions paid
Class 1	$16,651	$361,119	$377,770	$23,870	$193,074	$216,944
Class 1A	67	1,617	1,684	55	645	700
Class 2	15,933	386,947	402,880	15,210	221,402	236,612
Class 4	2,452	66,240	68,692	1,339	30,748	32,087

Total	$35,103	$815,923	$851,026	$40,474	$445,869	$486,343

American Funds Insurance Series	299

Global Small Capitalization Fund

	Six months ended June 30, 2022			Year ended December 31, 2021
Share class	Ordinary income	Long-term capital gains	Total distributions paid	Ordinary income	Long-term capital gains	Total distributions paid
Class 1	$47,544	$285,173	$332,717	$—	$55,655	$55,655
Class 1A	209	1,252	1,461	—	39	39
Class 2	94,748	568,298	663,046	—	60,246	60,246
Class 4	13,417	80,475	93,892	—	7,215	7,215
Total	$155,918	$935,198	$1,091,116	$—	$123,155	$123,155

Growth Fund

	Six months ended June 30, 2022			Year ended December 31, 2021
Share class	Ordinary income	Long-term capital gains	Total distributions paid	Ordinary income	Long-term capital gains	Total distributions paid
Class 1	$252,019	$1,912,725	$2,164,744	$181,380	$2,073,422	$2,254,802
Class 1A	3,042	23,411	26,453	701	9,031	9,732
Class 2	274,301	2,152,577	2,426,878	167,439	2,610,409	2,777,848
Class 3	3,618	28,163	31,781	2,435	35,107	37,542
Class 4	42,175	340,245	382,420	17,483	340,551	358,034
Total	$575,155	$4,457,121	$5,032,276	$369,438	$5,068,520	$5,437,958

International Fund

	Six months ended June 30, 2022			Year ended December 31, 2021
Share class	Ordinary income	Long-term capital gains	Total distributions paid	Ordinary income	Long-term capital gains	Total distributions paid
Class 1	$44,035	$448,918	$492,953	$131,730	$—	$131,730
Class 1A	133	1,398	1,531	281	—	281
Class 2	42,435	450,228	492,663	105,815	—	105,815
Class 3	209	2,195	2,404	545	—	545
Class 4	4,760	52,350	57,110	10,725	—	10,725
Total	$91,572	$955,089	$1,046,661	$249,096	$—	$249,096

New World Fund

	Six months ended June 30, 2022			Year ended December 31, 2021
Share class	Ordinary income	Long-term capital gains	Total distributions paid	Ordinary income	Long-term capital gains	Total distributions paid
Class 1	$42,143	$129,123	$171,266	$26,785	$78,257	$105,042
Class 1A	232	724	956	77	273	350
Class 2	19,672	61,661	81,333	9,450	36,498	45,948
Class 4	17,555	56,063	73,618	5,794	28,566	34,360
Total	$79,602	$247,571	$327,173	$42,106	$143,594	$185,700

300	American Funds Insurance Series

Washington Mutual Investors Fund

	Six months ended June 30, 2022			Year ended December 31, 2021
Share class	Ordinary income	Long-term capital gains	Total distributions paid	Ordinary income	Long-term capital gains	Total distributions paid
Class 1	$256,710	$1,068,126	$1,324,836	$104,666	$—	$104,666
Class 1A	2,492	10,665	13,157	2,211	—	2,211
Class 2	131,174	551,636	682,810	46,652	—	46,652
Class 4	46,410	196,768	243,178	12,620	—	12,620
Total	$436,786	$1,827,195	$2,263,981	$166,149	$—	$166,149

Capital World Growth and Income Fund

	Six months ended June 30, 2022			Year ended December 31, 2021
Share class	Ordinary income	Long-term capital gains	Total distributions paid	Ordinary income	Long-term capital gains	Total distributions paid
Class 1	$20,817	$109,599	$130,416	$14,543	$16,997	$31,540
Class 1A	223	1,188	1,411	99	67	166
Class 2	38,548	205,827	244,375	20,948	29,988	50,936
Class 4	7,015	37,875	44,890	3,094	4,436	7,530
Total	$66,603	$354,489	$421,092	$38,684	$51,488	$90,172

Growth-Income Fund

	Six months ended June 30, 2022			Year ended December 31, 2021
Share class	Ordinary income	Long-term capital gains	Total distributions paid	Ordinary income	Long-term capital gains	Total distributions paid
Class 1	$344,468	$1,754,172	$2,098,640	$328,564	$239,575	$568,139
Class 1A	472	2,464	2,936	308	185	493
Class 2	204,025	1,071,265	1,275,290	164,258	145,765	310,023
Class 3	2,195	11,428	13,623	1,864	1,578	3,442
Class 4	26,915	145,017	171,932	16,599	16,418	33,017
Total	$578,075	$2,984,346	$3,562,421	$511,593	$403,521	$915,114

International Growth and Income Fund

	Six months ended June 30, 2022			Year ended December 31, 2021
Share class	Ordinary income	Long-term capital gains	Total distributions paid	Ordinary income	Long-term capital gains	Total distributions paid
Class 1	$16	$6,104	$6,120	$4,585	$—	$4,585
Class 1A	12	2,108	2,120	140	—	140
Class 2	459	81,276	81,735	6,218	—	6,218
Class 4	267	55,677	55,944	3,589	—	3,589
Total	$754	$145,165	$145,919	$14,532	$—	$14,532

Capital Income Builder

	Six months ended June 30, 2022			Year ended December 31, 2021
Share class	Ordinary income	Long-term capital gains	Total distributions paid	Ordinary income	Long-term capital gains	Total distributions paid
Class 1	$6,604	$—	$6,604	$16,222	$—	$16,222
Class 1A	99	—	99	218	—	218
Class 2	129	—	129	315	—	315
Class 4	4,982	—	4,982	13,009	—	13,009
Total	$11,814	$—	$11,814	$29,764	$—	$29,764

American Funds Insurance Series	301

Asset Allocation Fund

	Six months ended June 30, 2022			Year ended December 31, 2021
Share class	Ordinary income	Long-term capital gains	Total distributions paid	Ordinary income	Long-term capital gains	Total distributions paid
Class 1	$207,234	$1,525,081	$1,732,315	$424,814	$579,353	$1,004,167
Class 1A	275	2,098	2,373	423	457	880
Class 2	57,602	440,697	498,299	108,045	154,751	262,796
Class 3	385	2,914	3,299	717	976	1,693
Class 4	67,986	538,249	606,235	107,752	164,028	271,780
Total	$333,482	$2,509,039	$2,842,521	$641,751	$899,565	$1,541,316

American Funds Global Balanced Fund

	Six months ended June 30, 2022			Year ended December 31, 2021
Share class	Ordinary income	Long-term capital gains	Total distributions paid	Ordinary income	Long-term capital gains	Total distributions paid
Class 1	$72	$498	$570	$1,680	$6,058	$7,738
Class 1A	2	13	15	45	189	234
Class 2	123	850	973	2,431	10,638	13,069
Class 4	85	589	674	1,305	6,901	8,206
Total	$282	$1,950	$2,232	$5,461	$23,786	$29,247

The Bond Fund of America

	Six months ended June 30, 2022			Year ended December 31, 2021
Share class	Ordinary income	Long-term capital gains	Total distributions paid	Ordinary income	Long-term capital gains	Total distributions paid
Class 1	$60,944	$60,668	$121,612	$301,454	$133,858	$435,312
Class 1A	1,716	1,700	3,416	408	193	601
Class 2	26,337	27,763	54,100	138,464	69,578	208,042
Class 4	6,423	7,113	13,536	28,710	14,777	43,487
Total	$95,420	$97,244	$192,664	$469,036	$218,406	$687,442

Capital World Bond Fund

	Six months ended June 30, 2022			Year ended December 31, 2021
Share class	Ordinary income	Long-term capital gains	Total distributions paid	Ordinary income	Long-term capital gains	Total distributions paid
Class 1	$2,151	$11,752	$13,903	$34,401	$10,279	$44,680
Class 1A	3	20	23	34	7	41
Class 2	2,087	13,752	15,839	33,715	10,855	44,570
Class 4	120	945	1,065	1,845	612	2,457
Total	$4,361	$26,469	$30,830	$69,995	$21,753	$91,748

302	American Funds Insurance Series

American High-Income Trust

	Six months ended June 30, 2022			Year ended December 31, 2021
Share class	Ordinary income	Long-term capital gains	Total distributions paid	Ordinary income	Long-term capital gains	Total distributions paid
Class 1	$2,597	$—	$2,597	$11,054	$—	$11,054
Class 1A	12	—	12	59	—	59
Class 2	6,029	—	6,029	28,636	—	28,636
Class 3	95	—	95	429	—	429
Class 4	790	—	790	3,238	—	3,238
Total	$9,523	$—	$9,523	$43,416	$—	$43,416

American Funds Mortgage Fund

	Six months ended June 30, 2022			Year ended December 31, 2021
Share class	Ordinary income	Long-term capital gains	Total distributions paid	Ordinary income	Long-term capital gains	Total distributions paid
Class 1	$—	$—	$—	$6,294	$3,087	$9,381
Class 1A	9	—	9	39	18	57
Class 2	283	—	283	1,448	784	2,232
Class 4	207	—	207	936	551	1,487
Total	$499	$—	$499	$8,717	$4,440	$13,157

U.S. Government Securities Fund

	Six months ended June 30, 2022			Year ended December 31, 2021
Share class	Ordinary income	Long-term capital gains	Total distributions paid	Ordinary income	Long-term capital gains	Total distributions paid
Class 1	$1,291	$—	$1,291	$30,987	$9,355	$40,342
Class 1A	17	—	17	389	129	518
Class 2	5,451	—	5,451	108,143	36,124	144,267
Class 3	39	—	39	714	234	948
Class 4	855	—	855	17,596	6,057	23,653
Total	$7,653	$—	$7,653	$157,829	$51,899	$209,728

Managed Risk Growth Fund

	Six months ended June 30, 2022			Year ended December 31, 2021
Share class	Ordinary income	Long-term capital gains	Total distributions paid	Ordinary income	Long-term capital gains	Total distributions paid
Class P1	$41	$1,634	$1,675	$106	$409	$515
Class P2	1,808	81,821	83,629	3,159	23,710	26,869
Total	$1,849	$83,455	$85,304	$3,265	$24,119	$27,384

Managed Risk International Fund

	Six months ended June 30, 2022			Year ended December 31, 2021
Share class	Ordinary income	Long-term capital gains	Total distributions paid	Ordinary income	Long-term capital gains	Total distributions paid
Class P1	$52	$—	$52	$14	$—	$14
Class P2	3,316	—	3,316	917	—	917
Total	$3,368	$—	$3,368	$931	$—	$931

American Funds Insurance Series	303

Managed Risk Washington Mutual Investors Fund

	Six months ended June 30, 2022			Year ended December 31, 2021
Share class	Ordinary income	Long-term capital gains	Total distributions paid	Ordinary income	Long-term capital gains	Total distributions paid
Class P1	$33	$—	$33	$40	$—	$40
Class P2	3,892	—	3,892	5,979	—	5,979
Total	$3,925	$—	$3,925	$6,019	$—	$6,019

Managed Risk Growth-Income Fund

	Six months ended June 30, 2022			Year ended December 31, 2021
Share class	Ordinary income	Long-term capital gains	Total distributions paid	Ordinary income	Long-term capital gains	Total distributions paid
Class P1	$20,311	$44,484	$64,795	$30,716	$29,380	$60,096
Class P2	2,809	6,461	9,270	3,713	4,359	8,072
Total	$23,120	$50,945	$74,065	$34,429	$33,739	$68,168

Managed Risk Asset Allocation Fund

	Six months ended June 30, 2022			Year ended December 31, 2021
Share class	Ordinary income	Long-term capital gains	Total distributions paid	Ordinary income	Long-term capital gains	Total distributions paid
Class P1	$104	$254	$358	$114	$—	$114
Class P2	34,364	86,918	121,282	38,113	—	38,113
Total	$34,468	$87,172	$121,640	$38,227	$—	$38,227

7. Fees and transactions

CRMC, the series’ investment adviser, is the parent company of American Funds Distributors®, Inc. (“AFD”), the distributor of the series’ shares, and American Funds Service Company® (“AFS”), the series’ transfer agent. CRMC, AFD and AFS are considered related parties to the series.

Investment advisory services — The series has an investment advisory and service agreement with CRMC that provides for monthly fees accrued daily. These fees are based on annual rates that generally decrease as net asset levels increase. CRMC receives investment advisory fees from the underlying funds held by the managed risk funds, which are included in the unaudited net effective expense ratios that are provided as additional information in the financial highlights tables. Subadvisory fees for the managed risk funds are paid by CRMC to Milliman FRM. The managed risk funds are not responsible for paying any subadvisory fees.

304	American Funds Insurance Series

The series’ board of trustees approved a revised investment advisory and services agreement effective May 1, 2022. The revised agreement provides investment advisory services fees based on revised annual rates and net asset levels for some of the funds. The following table discloses the annual rates and net asset levels before and after the revised contract became effective:

	Prior to May 1, 2022				Effective May 1, 2022
			Net asset levels				Net asset levels
	Rates		(in billions)		Rates		(in billions)
Fund	Beginning with	Ending with	Up to	In excess of	Beginning with	Ending with	Up to	In excess of
Global Growth Fund	.690%	.445%	$.6	$8.0	.475%	.435%	$15.0	$15.0
Global Small Capitalization Fund	.800	.635	.6	5.0	.647	.615	15.0	15.0
Growth Fund	.500	.280	.6	34.0	.500	.275	.6	44.0
International Fund	.690	.430	.5	21.0	.478	.430	15.0	21.0
New World Fund	.850	.580	.5	4.0	.577	.510	15.0	15.0
Washington Mutual Investors Fund	.500	.350	.6	10.5	.374	.350	15.0	15.0
Capital World Growth and Income Fund	.690	.480	.6	3.0	.475	.435	15.0	15.0
Growth-Income Fund	.500	.219	.6	34.0	.500	.217	.6	44.0
International Growth and Income Fund	.690	.500	.5	1.5	.478	.450	15.0	15.0
Capital Income Builder	.500	.410	.6	1.0	.357	.330	15.0	15.0
Asset Allocation Fund	.500	.240	.6	21.0	.500	.236	.6	34.0
American Funds Global Balanced Fund	.660	.510	.5	1.0	.446	.420	15.0	15.0
The Bond Fund of America	.480	.320	.6	13.0	.352	.320	15.0	15.0
Capital World Bond Fund	.570	.450	1.0	3.0	.431	.360	15.0	15.0
American High-Income Trust	.500	.420	.6	2.0	.404	.386	15.0	15.0
American Funds Mortgage Fund	.420	.290	.6	3.0	.295	.280	15.0	15.0
Ultra-Short Bond Fund	.320	.270	1.0	2.0	.257	.242	15.0	15.0
U.S. Government Securities Fund	.420	.290	.6	3.0	.295	.280	15.0	15.0

Investment advisory services waivers — CRMC is waiving a portion of its investment advisory services fees for some of the funds. During the six months ended June 30, 2022, CRMC waived $1,000 in fees for Growth Fund in advance of the revised investment advisory and service agreement that became effective May 1, 2022. CRMC also waived a portion of its investment advisory services fees for the following funds based on the rates listed:

Fund	Waiver rates prior to May 1, 2022	Waiver rates effective May 1, 2022
Global Growth Fund	Not applicable	.11%
Global Small Capitalization Fund	Not applicable	.05
New World Fund	.18%	.07
Washington Mutual Investors Fund	.16	.11
Capital World Growth and Income Fund	.23	.14
International Growth and Income Fund	.14	.01
Capital Income Builder	.25	.14
American Funds Global Balanced Fund	Not applicable	.01
The Bond Fund of America	.19	.19
Capital World Bond Fund	.10	.10
American High-Income Trust	.19	.14
American Funds Mortgage Fund	.21	.12
U.S. Government Securities Fund	.16	.12
Managed Risk Growth Fund	.05	.05
Managed Risk International Fund	.05	.05
Managed Risk Washington Mutual Investors Fund	.05	.05
Managed Risk Growth-Income Fund	.05	.05
Managed Risk Asset Allocation Fund	.05	.05

The waiver rates for each fund, except Growth Fund, will be in effect through at least May 1, 2023, and may only be modified or terminated with the approval of the series’ board. For the six months ended June 30, 2022, total investment advisory services fees waived by CRMC were $30,987,000. CRMC does not intend to recoup these waivers. Investment advisory fees in each fund’s statement of operations are presented gross of any waivers from CRMC.

American Funds Insurance Series	305

The range of rates, net asset levels and the current annualized rates of average daily net assets for each fund before and after any investment advisory services waivers, if applicable, are as follows:

					For the	For the
					six months	six months
			Net asset level		ended	ended
	Rates		(in billions)		June 30,	June 30,
	Beginning	Ending		In excess	2022,	2022,
Fund	with	with	Up to	of	before waiver	after waiver
Global Growth Fund	.475%	.435%	$15.0	$15.0	.493%	.460%
Global Small Capitalization Fund	.647	.615	15.0	15.0	.686	.671
Growth Fund	.500	.275	.6	44.0	.311	.311
International Fund	.478	.430	15.0	21.0	.492	.492
New World Fund	.577	.510	15.0	15.0	.656	.510
Washington Mutual Investors Fund	.374	.350	15.0	15.0	.381	.227
Capital World Growth and Income Fund	.475	.435	15.0	15.0	.556	.363
Growth-Income Fund	.500	.217	.6	44.0	.252	.252
International Growth and Income Fund	.478	.450	15.0	15.0	.624	.453
Capital Income Builder	.357	.330	15.0	15.0	.433	.220
Asset Allocation Fund	.500	.236	.6	34.0	.264	.264
American Funds Global Balanced Fund	.446	.420	15.0	15.0	.593	.590
The Bond Fund of America	.352	.320	15.0	15.0	.356	.166
Capital World Bond Fund	.431	.360	15.0	15.0	.505	.436
American High-Income Trust	.404	.386	15.0	15.0	.459	.285
American Funds Mortgage Fund	.295	.280	15.0	15.0	.385	.200
Ultra-Short Bond Fund	.257	.242	15.0	15.0	.297	.297
U.S. Government Securities Fund	.295	.280	15.0	15.0	.340	.193
Managed Risk Growth Fund	.150		all		.150	.100
Managed Risk International Fund	.150		all		.150	.100
Managed Risk Washington Mutual Investors Fund	.150		all		.150	.100
Managed Risk Growth-Income Fund	.150		all		.150	.100
Managed Risk Asset Allocation Fund	.150		all		.150	.100

Class-specific fees and expenses —Expenses that are specific to individual share classes are accrued directly to the respective share class. The principal class-specific fees and expenses are further described below:

Distribution services — The series has plans of distribution for all share classes except Class 1. Under the plans, the board of trustees approves certain categories of expenses that are used to finance activities primarily intended to sell fund shares. The plans provide for payments to pay service fees to firms that have entered into agreements with the series. These payments, based on an annualized percentage of average daily net assets, range from 0.18% to 0.50% as noted in the table below. In some cases, the board of trustees has limited the amounts that may be paid to less than the maximum allowed by the plans.

Share class	Currently approved limits	Plan limits
Class 1A	0.00%	0.25%
Class 2	0.25	0.25
Class 3	0.18	0.18
Class 4	0.25	0.25
Class P1	0.00	0.25
Class P2	0.25	0.50

306	American Funds Insurance Series

Insurance administrative services — The series has an insurance administrative services plan for Class 1A, 4, P1 and P2 shares. Under the plan, these share classes pay 0.25% of each insurance company’s respective average daily net assets in each share class to compensate the insurance companies for services provided to their separate accounts and contractholders for which the shares of the fund are beneficially owned as underlying investments of such contractholders’ annuities. These services include, but are not limited to, maintenance, shareholder communications and transactional services. The insurance companies are not related parties to the series.

Transfer agent services — The series has a shareholder services agreement with AFS under which the funds compensate AFS for providing transfer agent services to all of the funds’ share classes. These services include recordkeeping, shareholder communications and transaction processing. In addition, the managed risk funds reimburse AFS for amounts paid to third parties for performing transfer agent services on behalf of fund shareholders.

Administrative services — The series has an administrative services agreement with CRMC under which each fund compensates CRMC for providing administrative services to all of the funds’ share classes except Class P1 and P2 shares. Administrative services are provided by CRMC and its affiliates to help assist third parties providing non-distribution services to fund shareholders. These services include providing in-depth information on each fund and market developments that impact fund investments. Administrative services also include, but are not limited to, coordinating, monitoring and overseeing third parties that provide services to fund shareholders. The agreement provides each fund, other than the managed risk funds, the ability to charge an administrative services fee at the annual rate of 0.05% of average daily net assets attributable to each share class. Currently each fund, other than the managed-risk funds, pays CRMC an administrative services fee at the annual rate of 0.03% of average daily net assets of each share class for CRMC’s provision of administrative services. For the managed risk funds, CRMC receives administrative services fees at an annual rate of 0.03% of average daily net assets from Class 1 shares of the underlying funds for administrative services provided to the series.

Accounting and administrative services — The managed risk funds have a subadministration agreement with Bank of New York Mellon (“BNY Mellon”) under which the fund compensates BNY Mellon for providing accounting and administrative services to each of the managed risk funds’ share classes. These services include, but are not limited to, fund accounting (including calculation of net asset value), financial reporting and tax services. BNY Mellon is not a related party to the managed risk funds.

Class-specific expenses under the agreements described above were as follows (dollars in thousands):

Global Growth Fund

Share class	Distribution services	Insurance administrative services	Administrative services
Class 1	Not applicable	Not applicable	$531
Class 1A	$—	$19	2
Class 2	4,667	Not applicable	560
Class 4	783	783	94
Total class-specific expenses	$5,450	$802	$1,187

Global Small Capitalization Fund

Share class	Distribution services	Insurance administrative services	Administrative services
Class 1	Not applicable	Not applicable	$167
Class 1A	$—	$6	1
Class 2	2,587	Not applicable	311
Class 4	361	361	43
Total class-specific expenses	$2,948	$367	$522

Growth Fund

Share class	Distribution services	Insurance administrative services	Administrative services
Class 1	Not applicable	Not applicable	$2,397
Class 1A	$—	$167	20
Class 2	22,593	Not applicable	2,711
Class 3	221	Not applicable	37
Class 4	3,412	3,413	410
Total class-specific expenses	$26,226	$3,580	$5,575

International Fund

Share class	Distribution services	Insurance administrative services	Administrative services
Class 1	Not applicable	Not applicable	$553
Class 1A	$—	$14	2
Class 2	4,574	Not applicable	549
Class 3	17	Not applicable	3
Class 4	516	516	62
Total class-specific expenses	$5,107	$530	$1,169

American Funds Insurance Series	307

New World Fund

Share class	Distribution services	Insurance administrative services	Administrative services
Class 1	Not applicable	Not applicable	$288
Class 1A	$—	$13	2
Class 2	1,127	Not applicable	135
Class 4	993	993	119
Total class-specific expenses	$2,120	$1,006	$544

Washington Mutual Investors Fund

Share class	Distribution services	Insurance administrative services	Administrative services
Class 1	Not applicable	Not applicable	$905
Class 1A	$—	$167	20
Class 2	3,862	Not applicable	464
Class 4	1,312	1,312	157
Total class-specific expenses	$5,174	$1,479	$1,546

Capital World Growth and Income Fund

Share class	Distribution services	Insurance administrative services	Administrative services
Class 1	Not applicable	Not applicable	$92
Class 1A	$—	$8	1
Class 2	1,445	Not applicable	174
Class 4	252	252	30
Total class-specific expenses	$1,697	$260	$297

Growth-Income Fund

Share class	Distribution services	Insurance administrative services	Administrative services
Class 1	Not applicable	Not applicable	$3,290
Class 1A	$—	$37	4
Class 2	16,649	Not applicable	1,998
Class 3	130	Not applicable	22
Class 4	2,170	2,170	260
Total class-specific expenses	$18,949	$2,207	$5,574

International Growth and Income Fund

Share class	Distribution services	Insurance administrative services	Administrative services
Class 1	Not applicable	Not applicable	$2
Class 1A	$—	$6	1
Class 2	231	Not applicable	28
Class 4	152	152	18
Total class-specific expenses	$383	$158	$49

Capital Income Builder

Share class	Distribution services	Insurance administrative services	Administrative services
Class 1	Not applicable	Not applicable	$84
Class 1A	$—	$12	1
Class 2	15	Not applicable	2
Class 4	683	683	82
Total class-specific expenses	$698	$695	$169

Asset Allocation Fund

Share class	Distribution services	Insurance administrative services	Administrative services
Class 1	Not applicable	Not applicable	$2,539
Class 1A	$—	$28	4
Class 2	6,085	Not applicable	730
Class 3	29	Not applicable	5
Class 4	7,234	7,234	868
Total class-specific expenses	$13,348	$7,262	$4,146

American Funds Global Balanced Fund

Share class	Distribution services	Insurance administrative services	Administrative services
Class 1	Not applicable	Not applicable	$16
Class 1A	$—	$4	—	*
Class 2	229	Not applicable	28
Class 4	154	154	18
Total class-specific expenses	$383	$158	$62

Refer to the end of the tables for footnote.

308	American Funds Insurance Series

The Bond Fund of America

Share class	Distribution services	Insurance administrative services	Administrative services
Class 1	Not applicable	Not applicable	$1,113
Class 1A	$—	$88	10
Class 2	4,207	Not applicable	505
Class 4	1,041	1,040	125
Total class-specific expenses	$5,248	$1,128	$1,753

Capital World Bond Fund

Share class	Distribution services	Insurance administrative services	Administrative services
Class 1	Not applicable	Not applicable	$120
Class 1A	$—	$2	—	*
Class 2	1,133	Not applicable	136
Class 4	75	75	9
Total class-specific expenses	$1,208	$77	$265

American High-Income Trust

Share class	Distribution services	Insurance administrative services	Administrative services
Class 1	Not applicable	Not applicable	$37
Class 1A	$—	$1	—	*
Class 2	763	Not applicable	92
Class 3	9	Not applicable	1
Class 4	102	102	12
Total class-specific expenses	$874	$103	$142

American Funds Mortgage Fund

Share class	Distribution services	Insurance administrative services	Administrative services
Class 1	Not applicable	Not applicable	$3
Class 1A	$—	$2	—	*
Class 2	67	Not applicable	8
Class 4	51	51	6
Total class-specific expenses	$118	$53	$17

Ultra-Short Bond Fund

Share class	Distribution services	Insurance administrative services	Administrative services
Class 1	Not applicable	Not applicable	$7
Class 1A	$—	$—	—	*
Class 2	329	Not applicable	39
Class 3	4	Not applicable	1
Class 4	77	77	9
Total class-specific expenses	$410	$77	$56

U.S. Government Securities Fund

Share class	Distribution services	Insurance administrative services	Administrative services
Class 1	Not applicable	Not applicable	$44
Class 1A	$—	$5	1
Class 2	1,582	Not applicable	190
Class 3	8	Not applicable	1
Class 4	271	271	32
Total class-specific expenses	$1,861	$276	$268

Managed Risk Growth Fund

Share class	Distribution services	Insurance administrative services
Class P1	Not applicable	$13
Class P2	$637	637
Total class-specific expenses	$637	$650

Managed Risk International Fund

Share class	Distribution services	Insurance administrative services
Class P1	Not applicable	$3
Class P2	$180	180
Total class-specific expenses	$180	$183

Refer to the end of the tables for footnote.

American Funds Insurance Series	309

Managed Risk Washington Mutual Investors Fund

Share class	Distribution services	Insurance administrative services
Class P1	Not applicable	$3
Class P2	$423	423
Total class-specific expenses	$423	$426

Managed Risk Growth-Income Fund

Share class	Distribution services	Insurance administrative services
Class P1	Not applicable	$2,600
Class P2	$376	376
Total class-specific expenses	$376	$2,976

Managed Risk Asset Allocation Fund

Share class	Distribution services	Insurance administrative services
Class P1	Not applicable	$9
Class P2	$3,130	3,130
Total class-specific expenses	$3,130	$3,139

*	Amount less than one thousand.

Miscellaneous fee reimbursements — CRMC reimbursed a portion of miscellaneous fees and expenses for Managed Risk International Fund. This reimbursement may be adjusted or discontinued by CRMC, subject to any restrictions in the series’ prospectus. For the six months ended June 30, 2022, total fees and expenses reimbursed by CRMC were $1,000. CRMC may recoup all or a portion of these reimbursements during the current fiscal year. Fees and expenses in each fund’s statement of operations are presented gross of any reimbursements from CRMC.

310	American Funds Insurance Series

Trustees’ deferred compensation — Trustees who are unaffiliated with CRMC may elect to defer the cash payment of part or all of their compensation. These deferred amounts, which remain as liabilities of the funds, are treated as if invested in one or more of the American Funds. These amounts represent general, unsecured liabilities of the funds and vary according to the total returns of the selected funds. Trustees’ compensation, shown on the accompanying financial statements, reflects current fees (either paid in cash or deferred) and a net decrease in the value of the deferred amounts as follows (dollars in thousands):

			Decrease in value of	Total trustees’
Fund	Current fees		deferred amounts	compensation
Global Growth Fund	$12		$(10)	$2
Global Small Capitalization Fund	6		(4)	2
Growth Fund	59		(47)	12
International Fund	12		(10)	2
New World Fund	6		(5)	1
Washington Mutual Investors Fund	15		(14)	1
Capital World Growth and Income Fund	3		(3)	—	*
Growth-Income Fund	56		(48)	8
International Growth and Income Fund	1		— *	1
Capital Income Builder	2		(2)	—	*
Asset Allocation Fund	41		(37)	4
American Funds Global Balanced Fund	1		(1)	—	*
The Bond Fund of America	18		(16)	2
Capital World Bond Fund	3		(2)	1
American High-Income Trust	1		(1)	—	*
American Funds Mortgage Fund	—	*	— *	—	*
Ultra-Short Bond Fund	—	*	— *	—	*
U.S. Government Securities Fund	3		(2)	1
Managed Risk Growth Fund	1		(1)	—	*
Managed Risk International Fund	—	*	— *	—	*
Managed Risk Washington Mutual Investors Fund	—	*	— *	—	*
Managed Risk Growth-Income Fund	3		(3)	—	*
Managed Risk Asset Allocation Fund	3		(3)	—	*

*	Amount less than one thousand.

Affiliated officers and trustees — Officers and certain trustees of the series are or may be considered to be affiliated with CRMC, AFD and AFS. No affiliated officers or trustees received any compensation directly from any fund in the series.

Investments in CCBF and CCF — Some of the funds hold shares of CCBF, a corporate bond fund, and/or CCF, an institutional prime money market fund ,which are both managed by CRMC. CCBF seeks to provide maximum total return consistent with capital preservation and prudent risk management by investing primarily in corporate debt instruments. CCBF is used as an investment vehicle for some of the funds’ corporate bond investments. CCF invests in high-quality, short-term money market instruments. CCF is used as the primary investment vehicle for some of the funds’ short-term investments. Both CCBF and CCF shares are only available for purchase by CRMC, its affiliates, and other funds managed by CRMC or its affiliates, and are not available to the public. CRMC does not receive an investment advisory services fee from either CCBF or CCF.

Security transactions with related funds — The funds may purchase from, or sell securities to, other CRMC-managed funds (or funds managed by certain affiliates of CRMC) under procedures adopted by the fund’s board of trustees. The funds involved in such transactions are considered related by virtue of having a common investment adviser (or affiliated investment advisers), common trustees and/or common officers. When such transactions occur, each transaction is executed at the current market price of the security and no brokerage commissions or fees are paid in accordance with Rule 17a-7 of the 1940 Act.

American Funds Insurance Series	311

The following table presents purchase and sale transactions between each fund and related funds, and net realized loss or gain from such sales, if any, as of June 30, 2022 (dollars in thousands):

			Net
			realized
Fund	Purchases	Sales	(loss) gain
Global Growth Fund	$24,133	$58,043	$(17,383)
Global Small Capitalization Fund	46,217	22,871	6,008
Growth Fund	142,908	202,076	50,416
International Fund	32,016	108,702	(19,737)
New World Fund	22,145	39,739	2,871
Washington Mutual Investors Fund	58,558	50,125	(7,063)
Capital World Growth and Income Fund	20,398	24,276	(47)
Growth-Income Fund	234,608	237,623	40,250
International Growth and Income Fund	1,956	2,147	(112)
Capital Income Builder	6,219	6,738	754
Asset Allocation Fund	170,065	89,729	(1,046)
American Funds Global Balanced Fund	2,516	2,384	390
The Bond Fund of America	1,289	4,841	(631)
Capital World Bond Fund	58	8,678	(127)
American High-Income Trust	57	15,977	(14)

8. Indemnifications

The series’ organizational documents provide board members and officers with indemnification against certain liabilities or expenses in connection with the performance of their duties to the series. In the normal course of business, the series may also enter into contracts that provide general indemnifications. Each fund’s maximum exposure under these arrangements is unknown since it is dependent on future claims that may be made against the series. The risk of material loss from such claims is considered remote. Insurance policies are also available to the series’ board members and officers.

9. Committed line of credit

Global Small Capitalization Fund, New World Fund and American High-Income Trust participate with other funds managed by CRMC in a $1.5 billion credit facility (the “line of credit”) to be utilized for temporary purposes to fund shareholder redemptions. Each fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which are reflected in other expenses in each fund’s statement of operations. None of the funds borrowed on this line of credit at any time during the six months ended June 30, 2022.

312	American Funds Insurance Series

10. Capital share transactions

Capital share transactions in each fund were as follows (dollars and shares in thousands):

Global Growth Fund

	Sales*		Reinvestments of distributions		Repurchases*		Net increase (decrease)
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares

Six months ended June 30, 2022

Class 1	$273,862	7,524	$377,769	11,989	$(284,167)	(7,787)	$367,464	11,726
Class 1A	1,562	43	1,684	53	(642)	(17)	2,604	79
Class 2	69,775	1,930	402,881	12,959	(133,903)	(3,589)	338,753	11,300
Class 4	57,684	1,572	68,692	2,232	(37,597)	(1,036)	88,779	2,768
Total net increase (decrease)	$402,883	11,069	$851,026	27,233	$(456,309)	(12,429)	$797,600	25,873

Year ended December 31, 2021

Class 1	$683,154	15,421	$216,944	5,062	$(307,264)	(6,960)	$592,834	13,523
Class 1A	6,731	151	700	17	(2,591)	(58)	4,840	110
Class 2	69,770	1,607	236,612	5,601	(588,817)	(13,514)	(282,435)	(6,306)
Class 4	167,855	3,876	32,087	766	(48,523)	(1,127)	151,419	3,515
Total net increase (decrease)	$927,510	21,055	$486,343	11,446	$(947,195)	(21,659)	$466,658	10,842

Global Small Capitalization Fund

	Sales*		Reinvestments of distributions		Repurchases*		Net (decrease) increase
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares

Six months ended June 30, 2022

Class 1	$111,112	4,411	$331,498	19,030	$(458,899)	(14,826)	$(16,289)	8,615
Class 1A	666	23	1,461	85	(95)	(4)	2,032	104
Class 2	88,158	3,511	663,046	40,307	(40,790)	(1,629)	710,414	42,189
Class 4	40,538	1,605	93,892	5,707	(21,262)	(857)	113,168	6,455
Total net increase (decrease)	$240,474	9,550	$1,089,897	65,129	$(521,046)	(17,316)	$809,325	57,363

Year ended December 31, 2021

Class 1	$216,763	6,235	$55,510	1,581	$(1,077,292)	(31,128)	$(805,019)	(23,312)
Class 1A	4,095	118	39	1	(153)	(4)	3,981	115
Class 2	59,596	1,785	60,246	1,778	(374,611)	(11,071)	(254,769)	(7,508)
Class 4	89,704	2,662	7,215	212	(30,621)	(901)	66,298	1,973
Total net increase (decrease)	$370,158	10,800	$123,010	3,572	$(1,482,677)	(43,104)	$(989,509)	(28,732)

Refer to the end of the tables for footnote.

American Funds Insurance Series	313

Growth Fund

	Sales*		Reinvestments of distributions		Repurchases*		Net increase (decrease)
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares

Six months ended June 30, 2022

Class 1	$1,418,602	14,319	$2,160,726	25,260	$(1,966,844)	(17,733)	$1,612,484	21,846
Class 1A	115,655	1,164	26,453	312	(12,579)	(146)	129,529	1,330
Class 2	329,809	3,246	2,426,880	28,730	(942,383)	(8,773)	1,814,306	23,203
Class 3	732	8	31,781	368	(17,151)	(161)	15,362	215
Class 4	219,002	2,173	382,419	4,638	(124,223)	(1,212)	477,198	5,599
Total net increase (decrease)	$2,083,800	20,910	$5,028,259	59,308	$(3,063,180)	(28,025)	$4,048,879	52,193

Year ended December 31, 2021

Class 1	$2,916,865	22,963	$2,251,516	19,653	$(2,207,142)	(17,684)	$2,961,239	24,932
Class 1A	68,640	560	9,733	86	(25,312)	(198)	53,061	448
Class 2	432,245	3,495	2,777,848	24,558	(3,289,822)	(26,755)	(79,729)	1,298
Class 3	1,972	15	37,541	326	(37,449)	(298)	2,064	43
Class 4	553,762	4,582	358,034	3,232	(224,958)	(1,864)	686,838	5,950
Total net increase (decrease)	$3,973,484	31,615	$5,434,672	47,855	$(5,784,683)	(46,799)	$3,623,473	32,671

International Fund

	Sales*		Reinvestments of distributions		Repurchases*		Net (decrease) increase
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares

Six months ended June 30, 2022

Class 1	$189,487	9,858	$492,954	29,203	$(776,461)	(35,444)	$(94,020)	3,617
Class 1A	1,330	67	1,531	91	(279)	(15)	2,582	143
Class 2	121,066	6,076	492,662	29,343	(172,369)	(8,901)	441,359	26,518
Class 3	46	2	2,404	142	(724)	(37)	1,726	107
Class 4	44,120	2,249	57,111	3,457	(29,344)	(1,562)	71,887	4,144
Total net increase (decrease)	$356,049	18,252	$1,046,662	62,236	$(979,177)	(45,959)	$423,534	34,529

Year ended December 31, 2021

Class 1	$366,681	15,339	$131,729	5,782	$(1,253,303)	(51,135)	$(754,893)	(30,014)
Class 1A	4,570	192	281	13	(2,479)	(103)	2,372	102
Class 2	264,867	11,161	105,815	4,673	(502,502)	(20,818)	(131,820)	(4,984)
Class 3	125	5	546	24	(3,534)	(146)	(2,863)	(117)
Class 4	95,888	4,069	10,725	480	(51,434)	(2,169)	55,179	2,380
Total net increase (decrease)	$732,131	30,766	$249,096	10,972	$(1,813,252)	(74,371)	$(832,025)	(32,633)

Refer to the end of the tables for footnote.

314	American Funds Insurance Series

New World Fund

	Sales*		Reinvestments of distributions		Repurchases*		Net (decrease) increase
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares

Six months ended June 30, 2022

Class 1	$45,979	1,663	$171,266	7,136	$(285,724)	(9,475)	$(68,479)	(676)
Class 1A	1,018	36	956	41	(427)	(16)	1,547	61
Class 2	43,469	1,599	81,333	3,433	(89,598)	(3,176)	35,204	1,856
Class 4	102,955	3,913	73,618	3,136	(73,328)	(2,849)	103,245	4,200
Total net increase (decrease)	$193,421	7,211	$327,173	13,746	$(449,077)	(15,516)	$71,517	5,441

Year ended December 31, 2021

Class 1	$180,001	5,517	$104,795	3,183	$(165,865)	(5,053)	$118,931	3,647
Class 1A	14,137	436	350	11	(21,114)	(642)	(6,627)	(195)
Class 2	82,347	2,547	45,947	1,410	(159,868)	(4,915)	(31,574)	(958)
Class 4	135,084	4,224	34,360	1,061	(74,083)	(2,295)	95,361	2,990
Total net increase (decrease)	$411,569	12,724	$185,452	5,665	$(420,930)	(12,905)	$176,091	5,484

Washington Mutual Investors Fund

	Sales*		Reinvestments of distributions		Repurchases*		Net increase (decrease)
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares

Six months ended June 30, 2022

Class 1	$170,655	10,953	$1,318,644	99,146	$(631,285)	(37,687)	$858,014	72,412
Class 1A	27,315	1,793	13,158	997	(122,921)	(7,521)	(82,448)	(4,731)
Class 2	23,873	1,497	682,809	52,323	(246,841)	(15,113)	459,841	38,707
Class 4	140,004	8,625	243,178	18,822	(99,844)	(6,147)	283,338	21,300
Total net increase (decrease)	$361,847	22,868	$2,257,789	171,288	$(1,100,891)	(66,468)	$1,518,745	127,688

Year ended December 31, 2021

Class 1	$740,227	42,419	$104,068	6,017	$(1,150,862)	(70,448)	$(306,567)	(22,012)
Class 1A	128,020	7,779	2,211	129	(4,020)	(244)	126,211	7,664
Class 2	51,950	3,263	46,652	2,739	(508,810)	(31,581)	(410,208)	(25,579)
Class 4	156,222	9,709	12,620	746	(66,538)	(4,145)	102,304	6,310
Total net increase (decrease)	$1,076,419	63,170	$165,551	9,631	$(1,730,230)	(106,418)	$(488,260)	(33,617)

Capital World Growth and Income Fund

	Sales*		Reinvestments of distributions		Repurchases*		Net increase (decrease)
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares

Six months ended June 30, 2022

Class 1	$156,039	10,673	$126,337	10,011	$(271,686)	(16,130)	$10,690	4,554
Class 1A	1,016	61	1,412	112	(206)	(13)	2,222	160
Class 2	8,074	517	244,375	19,426	(80,834)	(5,060)	171,615	14,883
Class 4	15,715	1,031	44,890	3,658	(11,105)	(711)	49,500	3,978
Total net increase (decrease)	$180,844	12,282	$417,014	33,207	$(363,831)	(21,914)	$234,027	23,575

Year ended December 31, 2021

Class 1	$171,552	9,531	$30,555	1,698	$(117,328)	(6,578)	$84,779	4,651
Class 1A	4,092	231	166	9	(605)	(34)	3,653	206
Class 2	21,440	1,205	50,935	2,838	(216,241)	(12,206)	(143,866)	(8,163)
Class 4	49,326	2,833	7,530	427	(16,390)	(939)	40,466	2,321
Total net increase (decrease)	$246,410	13,800	$89,186	4,972	$(350,564)	(19,757)	$(14,968)	(985)

Refer to the end of the tables for footnote.

American Funds Insurance Series	315

Growth-Income Fund

	Sales*		Reinvestments of distributions		Repurchases*		Net increase (decrease)
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares

Six months ended June 30, 2022

Class 1	$983,994	17,287	$2,096,076	38,989	$(2,268,124)	(37,172)	$811,946	19,104
Class 1A	2,189	36	2,936	55	(670)	(11)	4,455	80
Class 2	66,467	1,141	1,275,290	24,099	(803,795)	(13,518)	537,962	11,722
Class 3	362	7	13,623	253	(8,613)	(141)	5,372	119
Class 4	105,911	1,821	171,931	3,299	(79,148)	(1,352)	198,694	3,768
Total net increase (decrease)	$1,158,923	20,292	$3,559,856	66,695	$(3,160,350)	(52,194)	$1,558,429	34,793

Year ended December 31, 2021

Class 1	$778,306	12,603	$567,351	8,928	$(3,472,494)	(56,343)	$(2,126,837)	(34,812)
Class 1A	14,065	224	493	8	(2,433)	(39)	12,125	193
Class 2	143,239	2,361	310,023	4,964	(2,027,406)	(33,135)	(1,574,144)	(25,810)
Class 3	1,007	16	3,442	54	(23,575)	(379)	(19,126)	(309)
Class 4	302,016	4,995	33,018	536	(132,399)	(2,191)	202,635	3,340
Total net increase (decrease)	$1,238,633	20,199	$914,327	14,490	$(5,658,307)	(92,087)	$(3,505,347)	(57,398)

International Growth and Income Fund

	Sales*		Reinvestments of distributions		Repurchases*		Net (decrease) increase
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares

Six months ended June 30, 2022

Class 1	$1,807	106	$6,120	644	$(16,055)	(867)	$(8,128)	(117)
Class 1A	559	34	2,120	228	(778)	(44)	1,901	218
Class 2	4,942	323	81,734	8,827	(12,548)	(849)	74,128	8,301
Class 4	13,542	835	55,945	6,134	(6,965)	(454)	62,522	6,515
Total net increase (decrease)	$20,850	1,298	$145,919	15,833	$(36,346)	(2,214)	$130,423	14,917

Year ended December 31, 2021

Class 1	$48,015	2,368	$4,294	210	$(1,169,382)	(59,936)	$(1,117,073)	(57,358)
Class 1A	2,986	152	141	7	(561)	(28)	2,566	131
Class 2	8,004	401	6,218	322	(29,755)	(1,507)	(15,533)	(784)
Class 4	27,229	1,381	3,589	188	(13,127)	(671)	17,691	898
Total net increase (decrease)	$86,234	4,302	$14,242	727	$(1,212,825)	(62,142)	$(1,112,349)	(57,113)

Refer to the end of the tables for footnote.

316	American Funds Insurance Series

Capital Income Builder

	Sales*		Reinvestments of distributions		Repurchases*		Net increase (decrease)
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares

Six months ended June 30, 2022

Class 1	$105,918	9,131	$6,605	574	$(59,641)	(5,118)	$52,882	4,587
Class 1A	1,472	127	99	9	(506)	(44)	1,065	92
Class 2	1,275	109	129	11	(694)	(59)	710	61
Class 4	73,501	6,361	4,982	434	(53,679)	(4,680)	24,804	2,115
Total net increase (decrease)	$182,166	15,728	$11,815	1,028	$(114,520)	(9,901)	$79,461	6,855

Year ended December 31, 2021

Class 1	$107,711	9,192	$16,222	1,379	$(252,397)	(21,377)	$(128,464)	(10,806)
Class 1A	2,434	206	218	19	(451)	(39)	2,201	186
Class 2	5,007	428	315	27	(1,572)	(134)	3,750	321
Class 4	70,040	6,029	13,009	1,105	(42,227)	(3,629)	40,822	3,505
Total net increase (decrease)	$185,192	15,855	$29,764	2,530	$(296,647)	(25,179)	$(81,691)	(6,794)

Asset Allocation Fund

	Sales*		Reinvestments of distributions		Repurchases*		Net increase (decrease)
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares

Six months ended June 30, 2022

Class 1	$695,260	27,254	$1,732,314	73,497	$(1,348,858)	(51,932)	$1,078,716	48,819
Class 1A	1,613	60	2,373	101	(702)	(26)	3,284	135
Class 2	35,471	1,372	498,300	21,432	(320,105)	(12,327)	213,666	10,477
Class 3	97	4	3,299	140	(1,639)	(63)	1,757	81
Class 4	183,834	7,102	606,235	26,278	(200,321)	(7,744)	589,748	25,636
Total net increase (decrease)	$916,275	35,792	$2,842,521	121,448	$(1,871,625)	(72,092)	$1,887,171	85,148

Year ended December 31, 2021

Class 1	$1,077,099	38,077	$1,004,165	35,557	$(4,395,063)	(151,941)	$(2,313,799)	(78,307)
Class 1A	8,925	315	880	31	(1,749)	(63)	8,056	283
Class 2	117,974	4,243	262,797	9,420	(649,009)	(23,286)	(268,238)	(9,623)
Class 3	1,030	36	1,693	60	(2,340)	(83)	383	13
Class 4	687,105	24,820	271,781	9,809	(264,761)	(9,619)	694,125	25,010
Total net increase (decrease)	$1,892,133	67,491	$1,541,316	54,877	$(5,312,922)	(184,992)	$(1,879,473)	(62,624)

Refer to the end of the tables for footnote.

American Funds Insurance Series	317

American Funds Global Balanced Fund

	Sales*		Reinvestments of distributions		Repurchases*		Net (decrease) increase
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares

Six months ended June 30, 2022

Class 1	$16,606	1,287	$570	43	$(19,200)	(1,441)	$(2,024)	(111)
Class 1A	141	11	15	1	(749)	(54)	(593)	(42)
Class 2	1,967	144	973	74	(14,390)	(1,068)	(11,450)	(850)
Class 4	5,702	425	674	53	(7,031)	(529)	(655)	(51)
Total net increase (decrease)	$24,416	1,867	$2,232	171	$(41,370)	(3,092)	$(14,722)	(1,054)

Year ended December 31, 2021

Class 1	$9,259	623	$7,739	533	$(40,506)	(2,798)	$(23,508)	(1,642)
Class 1A	925	63	233	16	(252)	(17)	906	62
Class 2	5,621	383	13,069	902	(27,137)	(1,828)	(8,447)	(543)
Class 4	28,503	1,957	8,206	572	(10,476)	(713)	26,233	1,816
Total net increase (decrease)	$44,308	3,026	$29,247	2,023	$(78,371)	(5,356)	$(4,816)	(307)

The Bond Fund of America

	Sales*		Reinvestments of distributions		Repurchases*		Net (decrease) increase
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares

Six months ended June 30, 2022

Class 1	$588,890	56,026	$120,763	12,016	$(1,465,423)	(137,787)	$(755,770)	(69,745)
Class 1A	195,922	19,339	3,416	342	(4,771)	(475)	194,567	19,206
Class 2	22,979	2,184	54,100	5,465	(292,960)	(28,458)	(215,881)	(20,809)
Class 4	54,487	5,274	13,536	1,373	(55,263)	(5,377)	12,760	1,270
Total net increase (decrease)	$862,278	82,823	$191,815	19,196	$(1,818,417)	(172,097)	$(764,324)	(70,078)

Year ended December 31, 2021

Class 1	$2,441,954	212,866	$432,376	38,456	$(737,146)	(64,100)	$2,137,184	187,222
Class 1A	5,329	464	601	54	(2,565)	(223)	3,365	295
Class 2	204,371	17,879	208,042	18,765	(302,247)	(26,735)	110,166	9,909
Class 4	240,539	21,228	43,487	3,939	(60,173)	(5,327)	223,853	19,840
Total net increase (decrease)	$2,892,193	252,437	$684,506	61,214	$(1,102,131)	(96,385)	$2,474,568	217,266

Capital World Bond Fund

	Sales*		Reinvestments of distributions		Repurchases*		Net (decrease) increase
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares

Six months ended June 30, 2022

Class 1	$33,410	3,197	$13,903	1,397	$(171,939)	(15,483)	$(124,626)	(10,889)
Class 1A	156	14	24	3	(232)	(23)	(52)	(6)
Class 2	21,292	1,992	15,838	1,606	(71,774)	(6,686)	(34,644)	(3,088)
Class 4	5,188	483	1,065	109	(4,497)	(433)	1,756	159
Total net increase (decrease)	$60,046	5,686	$30,830	3,115	$(248,442)	(22,625)	$(157,566)	(13,824)

Year ended December 31, 2021

Class 1	$129,119	10,361	$44,414	3,661	$(305,638)	(24,399)	$(132,105)	(10,377)
Class 1A	1,155	95	40	3	(261)	(21)	934	77
Class 2	83,201	6,733	44,570	3,700	(58,585)	(4,813)	69,186	5,620
Class 4	19,357	1,604	2,457	206	(11,624)	(951)	10,190	859
Total net increase (decrease)	$232,832	18,793	$91,481	7,570	$(376,108)	(30,184)	$(51,795)	(3,821)

Refer to the end of the tables for footnote.

318	American Funds Insurance Series

American High-Income Trust

	Sales*		Reinvestments of distributions		Repurchases*		Net (decrease) increase
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares

Six months ended June 30, 2022

Class 1	$25,635	2,628	$2,539	271	$(42,117)	(4,252)	$(13,943)	(1,353)
Class 1A	193	20	13	2	(315)	(33)	(109)	(11)
Class 2	4,926	503	6,028	658	(56,861)	(6,042)	(45,907)	(4,881)
Class 3	211	22	95	10	(747)	(78)	(441)	(46)
Class 4	30,907	2,971	790	78	(38,568)	(3,737)	(6,871)	(688)
Total net increase (decrease)	$61,872	6,144	$9,465	1,019	$(138,608)	(14,142)	$(67,271)	(6,979)

Year ended December 31, 2021

Class 1	$160,559	15,547	$10,757	1,060	$(19,514)	(1,906)	$151,802	14,701
Class 1A	915	89	59	5	(548)	(53)	426	41
Class 2	20,019	2,003	28,636	2,874	(66,675)	(6,630)	(18,020)	(1,753)
Class 3	908	88	429	42	(1,328)	(129)	9	1
Class 4	143,656	13,002	3,238	295	(128,886)	(11,648)	18,008	1,649
Total net increase (decrease)	$326,057	30,729	$43,119	4,276	$(216,951)	(20,366)	$152,225	14,639

American Funds Mortgage Fund

	Sales*		Reinvestments of distributions		Repurchases*		Net (decrease) increase
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares

Six months ended June 30, 2022

Class 1	$755	75	$—	—	$(229,051)	(21,714)	$(228,296)	(21,639)
Class 1A	501	50	10	1	(733)	(70)	(222)	(19)
Class 2	1,372	135	282	29	(5,292)	(524)	(3,638)	(360)
Class 4	3,710	369	207	21	(3,666)	(364)	251	26
Total net increase (decrease)	$6,338	629	$499	51	$(238,742)	(22,672)	$(231,905)	(21,992)

Year ended December 31, 2021

Class 1	$35,679	3,267	$9,382	880	$(27,270)	(2,517)	$17,791	1,630
Class 1A	1,498	139	57	5	(436)	(40)	1,119	104
Class 2	6,415	588	2,232	210	(5,928)	(547)	2,719	251
Class 4	11,056	1,029	1,486	142	(4,892)	(457)	7,650	714
Total net increase (decrease)	$54,648	5,023	$13,157	1,237	$(38,526)	(3,561)	$29,279	2,699

Refer to the end of the tables for footnote.

American Funds Insurance Series	319

Ultra-Short Bond Fund

	Sales*		Reinvestments of distributions		Repurchases*		Net increase (decrease)
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares

Six months ended June 30, 2022

Class 1	$25,739	2,284	$—	—	$(15,830)	(1,405)	$9,909	879
Class 1A	—	—	—	—	—	—	—	—
Class 2	79,687	7,297	—	—	(27,286)	(2,498)	52,401	4,799
Class 3	601	54	—	—	(444)	(40)	157	14
Class 4	54,443	4,957	—	—	(25,299)	(2,303)	29,144	2,654
Total net increase (decrease)	$160,470	14,592	$—	—	$(68,859)	(6,246)	$91,611	8,346

Year ended December 31, 2021

Class 1	$16,242	1,439	$—	—	$(22,707)	(2,011)	$(6,465)	(572)
Class 1A	—	—	—	—	—	—	—	—
Class 2	86,233	7,864	—	—	(127,622)	(11,640)	(41,389)	(3,776)
Class 3	1,253	113	—	—	(915)	(83)	338	30
Class 4	35,704	3,232	—	—	(29,389)	(2,660)	6,315	572
Total net increase (decrease)	$139,432	12,648	$—	—	$(180,633)	(16,394)	$(41,201)	(3,746)

U.S. Government Securities Fund

	Sales*		Reinvestments of distributions		Repurchases*		Net (decrease) increase
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares

Six months ended June 30, 2022

Class 1	$32,067	2,893	$1,246	115	$(276,213)	(24,133)	$(242,900)	(21,125)
Class 1A	936	87	18	2	(1,271)	(114)	(317)	(25)
Class 2	22,317	2,011	5,450	508	(146,774)	(13,315)	(119,007)	(10,796)
Class 3	—	—	39	3	(1,145)	(105)	(1,106)	(102)
Class 4	35,614	3,229	855	80	(52,023)	(4,705)	(15,554)	(1,396)
Total net increase (decrease)	$90,934	8,220	$7,608	708	$(477,426)	(42,372)	$(378,884)	(33,444)

Year ended December 31, 2021

Class 1	$213,039	17,786	$38,963	3,337	$(115,497)	(9,263)	$136,505	11,860
Class 1A	4,388	354	518	44	(3,192)	(265)	1,714	133
Class 2	91,122	7,303	144,267	12,514	(129,818)	(10,810)	105,571	9,007
Class 3	1,023	86	948	81	(1,549)	(126)	422	41
Class 4	87,885	7,227	23,653	2,055	(118,823)	(9,719)	(7,285)	(437)
Total net increase (decrease)	$397,457	32,756	$208,349	18,031	$(368,879)	(30,183)	$236,927	20,604

Managed Risk Growth Fund

	Sales*		Reinvestments of distributions		Repurchases*		Net increase (decrease)
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares

Six months ended June 30, 2022

Class P1	$900	57	$1,675	136	$(1,511)	(90)	$1,064	103
Class P2	24,583	1,567	83,629	6,872	(15,325)	(974)	92,887	7,465
Total net increase (decrease)	$25,483	1,624	$85,304	7,008	$(16,836)	(1,064)	$93,951	7,568

Year ended December 31, 2021

Class P1	$3,593	199	$515	30	$(3,079)	(172)	$1,029	57
Class P2	39,055	2,202	26,869	1,558	(78,851)	(4,405)	(12,927)	(645)
Total net increase (decrease)	$42,648	2,401	$27,384	1,588	$(81,930)	(4,577)	$(11,898)	(588)

Refer to the end of the tables for footnote.

320	American Funds Insurance Series

Managed Risk International Fund

	Sales*		Reinvestments of distributions		Repurchases*		Net increase (decrease)
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares

Six months ended June 30, 2022

Class P1	$373	38	$52	6	$(64)	(7)	$361	37
Class P2	4,344	441	3,316	369	(7,438)	(802)	222	8
Total net increase (decrease)	$4,717	479	$3,368	375	$(7,502)	(809)	$583	45

Year ended December 31, 2021

Class P1	$887	80	$14	1	$(531)	(48)	$370	33
Class P2	12,803	1,181	917	80	(14,744)	(1,323)	(1,024)	(62)
Total net increase (decrease)	$13,690	1,261	$931	81	$(15,275)	(1,371)	$(654)	(29)

Managed Risk Washington Mutual Investors Fund

	Sales*		Reinvestments of distributions		Repurchases*		Net increase (decrease)
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares

Six months ended June 30, 2022

Class P1	$561	45	$33	3	$(149)	(12)	$445	36
Class P2	8,641	718	3,892	331	(25,708)	(2,107)	(13,175)	(1,058)
Total net increase (decrease)	$9,202	763	$3,925	334	$(25,857)	(2,119)	$(12,730)	(1,022)

Year ended December 31, 2021

Class P1	$971	80	$40	3	$(343)	(29)	$668	54
Class P2	9,743	800	5,979	487	(51,273)	(4,254)	(35,551)	(2,967)
Total net increase (decrease)	$10,714	880	$6,019	490	$(51,616)	(4,283)	$(34,883)	(2,913)

Managed Risk Growth-Income Fund

	Sales*		Reinvestments of distributions		Repurchases*		Net increase (decrease)
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares

Six months ended June 30, 2022

Class P1	$23,539	1,621	$64,795	4,909	$(79,453)	(5,668)	$8,881	862
Class P2	7,369	526	9,270	707	(16,895)	(1,186)	(256)	47
Total net increase (decrease)	$30,908	2,147	$74,065	5,616	$(96,348)	(6,854)	$8,625	909

Year ended December 31, 2021

Class P1	$64,192	4,303	$60,096	4,023	$(175,764)	(11,680)	$(51,476)	(3,354)
Class P2	14,838	1,008	8,072	546	(35,819)	(2,404)	(12,909)	(850)
Total net increase (decrease)	$79,030	5,311	$68,168	4,569	$(211,583)	(14,084)	$(64,385)	(4,204)

Refer to the end of the tables for footnote.

American Funds Insurance Series	321

Managed Risk Asset Allocation Fund

	Sales*		Reinvestments of distributions		Repurchases*		Net increase (decrease)
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares

Six months ended June 30, 2022

Class P1	$1,091	75	$358	28	$(503)	(38)	$946	65
Class P2	22,719	1,679	121,282	9,734	(151,469)	(11,117)	(7,468)	296
Total net increase (decrease)	$23,810	1,754	$121,640	9,762	$(151,972)	(11,155)	$(6,522)	361

Year ended December 31, 2021

Class P1	$2,097	141	$114	8	$(899)	(60)	$1,312	89
Class P2	57,616	4,016	38,113	2,632	(351,072)	(24,507)	(255,343)	(17,859)
Total net increase (decrease)	$59,713	4,157	$38,227	2,640	$(351,971)	(24,567)	$(254,031)	(17,770)

*	Includes exchanges between share classes of the fund.

11. Investment transactions and other disclosures

The following tables present additional information for each fund for the six months ended June 30, 2022 (dollars in thousands):

	Global Growth Fund	Global Small Capitalization Fund	Growth Fund	International Fund	New World Fund	Washington Mutual Investors Fund
Purchases of investment securities*	$1,154,889	$697,701	$5,277,855	$1,394,817	$674,899	$1,517,355
Sales of investment securities*	1,459,238	808,215	6,270,787	1,901,645	1,028,529	2,244,236
Non-U.S. taxes paid on dividend income	3,431	1,482	4,572	6,393	2,310	1,348
Non-U.S. taxes paid on interest income	—	—	—	—	3	—
Non-U.S. taxes paid on realized gains	—	3,797	—	6,690	3,410	—
Non-U.S. taxes provided on unrealized appreciation	6,621	8,204	—	23,665	6,335	—

	Capital World Growth and Income Fund	Growth- Income Fund	International Growth and Income Fund	Capital Income Builder	Asset Allocation Fund	American Funds Global Balanced Fund
Purchases of investment securities*	$422,513	$5,568,260	$80,130	$543,114	$12,982,950	$297,140
Sales of investment securities*	590,784	8,817,687	89,338	495,788	14,028,613	305,662
Non-U.S. taxes paid on dividend income	1,636	5,405	12	1,063	5,427	246
Non-U.S. taxes paid on interest income	—	—	—	—	—	8
Non-U.S. taxes paid on realized gains	68	—	51	6	—	6
Non-U.S. taxes provided on unrealized appreciation	383	—	—	444	1,820	—

	The Bond Fund of America	Capital World Bond Fund	American High-Income Trust	American Funds Mortgage Fund	Ultra-Short Bond Fund	U.S. Government Securities Fund
Purchases of investment securities*	$18,309,219	$826,744	$193,187	$700,738	$—	$4,089,958
Sales of investment securities*	17,477,848	1,121,381	237,197	812,455	—	3,674,672
Non-U.S. taxes paid on interest income	9	172	—	—	—	—
Non-U.S. taxes paid on realized gains	—	326	—	—	—	—
Non-U.S. taxes provided on unrealized appreciation	—	117	—	—	—	—

Refer to the end of the table for footnote.

322	American Funds Insurance Series

	Managed Risk Growth Fund	Managed Risk International Fund	Managed Risk Washington Mutual Investors Fund	Managed Risk Growth- Income Fund	Managed Risk Asset Allocation Fund
Purchases of investment securities*	$310,318	$72,749	$170,597	$897,652	$699,143
Sales of investment securities*	224,255	51,902	117,919	749,424	565,128

*	Excludes short-term securities and U.S. government obligations, if any.

12. Ownership concentration

At June 30, 2022, American Funds Insurance Series - Portfolio Series - Managed Risk Growth and Income Portfolio held 18% and 18% of the outstanding shares of American Funds Insurance Series - Capital World Growth and Income Fund and American Funds Insurance Series - Capital Income Builder, respectively. In addition, American Funds Insurance Series - Portfolio Series - Managed Risk Global Allocation Portfolio held 26% of the outstanding shares of American Funds Insurance Series - American Funds Global Balanced Fund.

American Funds Insurance Series	323

Financial highlights

		(Loss) income from investment operations[1]			Dividends and distributions
Year ended	Net asset value, beginning of year	Net investment income	Net (losses) gains on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of year	Total return[2]	Net assets, end of year (in millions)	Ratio of expenses to average net assets before waivers[3]		Ratio of expenses to average net assets after waivers[2,3]		Ratio of net income to average net assets[2]

Global Growth Fund

Class 1:
6/30/2022[4,5]	$45.46	$.16	$(12.50)	$(12.34)	$(.08)	$(3.97)	$(4.05)	$29.07	(27.84)%[6]	$3,072	.54%[7]		.50%[7]		.88%[7]
12/31/2021	41.16	.25	6.48	6.73	(.26)	(2.17)	(2.43)	45.46	16.72	4,270	.55		.54		.56
12/31/2020	32.57	.20	9.56	9.76	(.21)	(.96)	(1.17)	41.16	30.79	3,309	.56		.56		.59
12/31/2019	25.74	.32	8.60	8.92	(.41)	(1.68)	(2.09)	32.57	35.61	2,515	.56		.56		1.07
12/31/2018	30.51	.29	(2.65)	(2.36)	(.28)	(2.13)	(2.41)	25.74	(8.81)	1,942	.55		.55		.98
12/31/2017	24.05	.26	7.30	7.56	(.26)	(.84)	(1.10)	30.51	31.80	2,010	.55		.55		.94
Class 1A:
6/30/2022[4,5]	45.28	.12	(12.44)	(12.32)	(.07)	(3.97)	(4.04)	28.92	(27.91)[6]	14	.79	[7]	.75	[7]	.64	[7]
12/31/2021	41.02	.14	6.46	6.60	(.17)	(2.17)	(2.34)	45.28	16.45	18	.80		.79		.33
12/31/2020	32.47	.12	9.52	9.64	(.13)	(.96)	(1.09)	41.02	30.49	12	.81		.81		.34
12/31/2019	25.69	.25	8.55	8.80	(.34)	(1.68)	(2.02)	32.47	35.22	8	.81		.81		.83
12/31/2018	30.46	.23	(2.66)	(2.43)	(.21)	(2.13)	(2.34)	25.69	(9.02)	5	.80		.80		.77
12/31/2017[4,8]	24.50	.11	6.94	7.05	(.25)	(.84)	(1.09)	30.46	29.13 [6]	2	.80	[7]	.80	[7]	.39	[7]
Class 2:
6/30/2022[4,5]	44.94	.11	(12.33)	(12.22)	(.07)	(3.97)	(4.04)	28.68	(27.91)[6]	3,233	.79	[7]	.75	[7]	.62	[7]
12/31/2021	40.72	.13	6.41	6.54	(.15)	(2.17)	(2.32)	44.94	16.42	4,559	.80		.80		.30
12/31/2020	32.24	.12	9.44	9.56	(.12)	(.96)	(1.08)	40.72	30.47	4,387	.81		.81		.34
12/31/2019	25.50	.24	8.51	8.75	(.33)	(1.68)	(2.01)	32.24	35.28	3,895	.81		.81		.83
12/31/2018	30.24	.22	(2.63)	(2.41)	(.20)	(2.13)	(2.33)	25.50	(9.04)	3,306	.80		.80		.73
12/31/2017	23.85	.19	7.23	7.42	(.19)	(.84)	(1.03)	30.24	31.47	4,012	.80		.80		.69
Class 4:
6/30/2022[4,5]	44.57	.07	(12.23)	(12.16)	(.05)	(3.97)	(4.02)	28.39	(27.99)[6]	552	1.04	[7]	1.00	[7]	.38	[7]
12/31/2021	40.45	.03	6.35	6.38	(.09)	(2.17)	(2.26)	44.57	16.14	744	1.05		1.04		.07
12/31/2020	32.05	.03	9.38	9.41	(.05)	(.96)	(1.01)	40.45	30.17	533	1.06		1.06		.09
12/31/2019	25.39	.17	8.45	8.62	(.28)	(1.68)	(1.96)	32.05	34.87	382	1.06		1.06		.57
12/31/2018	30.13	.14	(2.60)	(2.46)	(.15)	(2.13)	(2.28)	25.39	(9.24)	249	1.05		1.05		.47
12/31/2017	23.81	.10	7.22	7.32	(.16)	(.84)	(1.00)	30.13	31.11	211	1.05		1.05		.37

Refer to the end of the tables for footnotes.

324	American Funds Insurance Series

Financial highlights (continued)

		(Loss) income from investment operations[1]			Dividends and distributions
Year ended	Net asset value, beginning of year	Net investment income (loss)	Net (losses) gains on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of year	Total return[2]	Net assets, end of year (in millions)		Ratio of expenses to average net assets before waivers[3]		Ratio of expenses to average net assets after waivers[2,3]		Ratio of net income (loss) to average net assets[2]

Global Small Capitalization Fund

Class 1:
6/30/2022[4,5]	$34.17	$.03	$(10.08)	$(10.05)	$—	$(8.50)	$(8.50)	$15.62	(31.99)%[6]	$915		.74%[7]		.72%[7]		.24%[7]
12/31/2021	32.64	(.02)	2.32	2.30	—	(.77)	(.77)	34.17	6.98	1,707		.74		.74		(.07)
12/31/2020	26.80	(.01)	7.49	7.48	(.05)	(1.59)	(1.64)	32.64	30.04	2,391		.75		.75		(.06)
12/31/2019	21.75	.12	6.61	6.73	(.10)	(1.58)	(1.68)	26.80	31.84	2,050		.75		.75		.48
12/31/2018	25.38	.11	(2.51)	(2.40)	(.09)	(1.14)	(1.23)	21.75	(10.31)	1,453		.73		.73		.42
12/31/2017	20.24	.12	5.17	5.29	(.15)	—	(.15)	25.38	26.22	1,639		.73		.73		.54
Class 1A:
6/30/2022[4,5]	33.93	— [9]	(10.00)	(10.00)	—	(8.50)	(8.50)	15.43	(32.05)[6]	4		.99	[7]	.97	[7]	.02 [7]
12/31/2021	32.49	(.07)	2.28	2.21	—	(.77)	(.77)	33.93	6.73	5		.99		.99		(.21)
12/31/2020	26.74	(.09)	7.48	7.39	(.05)	(1.59)	(1.64)	32.49	29.72	1		.99		.99		(.33)
12/31/2019	21.71	.05	6.61	6.66	(.05)	(1.58)	(1.63)	26.74	31.56	1		.99		.99		.22
12/31/2018	25.36	.05	(2.52)	(2.47)	(.04)	(1.14)	(1.18)	21.71	(10.56)	—	[10]	.98		.98		.21
12/31/2017[4,8]	20.70	.08	4.71	4.79	(.13)	—	(.13)	25.36	23.19 [6]	—	[10]	.96	[7]	.96	[7]	.35 [7]
Class 2:
6/30/2022[4,5]	32.94	— [9]	(9.69)	(9.69)	—	(8.50)	(8.50)	14.75	(32.09)[6]	1,751		.99	[7]	.97	[7]	.01 [7]
12/31/2021	31.56	(.10)	2.25	2.15	—	(.77)	(.77)	32.94	6.74	2,521		.99		.99		(.30)
12/31/2020	26.02	(.08)	7.25	7.17	(.04)	(1.59)	(1.63)	31.56	29.72	2,653		1.00		1.00		(.31)
12/31/2019	21.16	.05	6.43	6.48	(.04)	(1.58)	(1.62)	26.02	31.52	2,363		1.00		1.00		.22
12/31/2018	24.72	.04	(2.44)	(2.40)	(.02)	(1.14)	(1.16)	21.16	(10.55)	2,056		.98		.98		.17
12/31/2017	19.72	.06	5.04	5.10	(.10)	—	(.10)	24.72	25.89	2,551		.98		.98		.27
Class 4:
6/30/2022[4,5]	32.96	(.03)	(9.68)	(9.71)	—	(8.50)	(8.50)	14.75	(32.13)[6]	249		1.24	[7]	1.22	[7]	(.23)[7]
12/31/2021	31.67	(.18)	2.24	2.06	—	(.77)	(.77)	32.96	6.43	344		1.24		1.24		(.53)
12/31/2020	26.16	(.14)	7.27	7.13	(.03)	(1.59)	(1.62)	31.67	29.39	268		1.25		1.25		(.56)
12/31/2019	21.28	(.01)	6.47	6.46	— [9]	(1.58)	(1.58)	26.16	31.24	206		1.25		1.25		(.04)
12/31/2018	24.91	(.02)	(2.46)	(2.48)	(.01)	(1.14)	(1.15)	21.28	(10.80)	146		1.24		1.24		(.08)
12/31/2017	19.91	— [9]	5.09	5.09	(.09)	—	(.09)	24.91	25.62	125		1.23		1.23		— [11]

Refer to the end of the tables for footnotes.

American Funds Insurance Series	325

Financial highlights (continued)

		(Loss) income from investment operations[1]			Dividends and distributions
Year ended	Net asset value, beginning of year	Net investment income (loss)	Net (losses) gains on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of year	Total return	Net assets, end of year (in millions)	Ratio of expenses to average net assets[3]		Ratio of net income (loss) to average net assets

Growth Fund

Class 1:
6/30/2022[4,5]	$127.58	$.26	$(36.77)	$(36.51)	$(.15)	$(14.31)	$(14.46)	$76.61	(29.80)%[6]	$13,552	.34%[7]		.50%[7]
12/31/2021	120.22	.46	24.29	24.75	(.58)	(16.81)	(17.39)	127.58	22.30	19,783	.34		.37
12/31/2020	81.22	.43	41.28	41.71	(.53)	(2.18)	(2.71)	120.22	52.45	15,644	.35		.46
12/31/2019	69.96	.83	19.63	20.46	(.76)	(8.44)	(9.20)	81.22	31.11	10,841	.35		1.09
12/31/2018	77.85	.64	.25	.89	(.54)	(8.24)	(8.78)	69.96	(.01)	8,474	.34		.81
12/31/2017	67.29	.55	17.89	18.44	(.55)	(7.33)	(7.88)	77.85	28.62	8,100	.35		.75
Class 1A:
6/30/2022[4,5]	126.70	.16	(36.53)	(36.37)	(.12)	(14.31)	(14.43)	75.90	(29.89)[6]	173	.59	[7]	.31	[7]
12/31/2021	119.59	.16	24.11	24.27	(.35)	(16.81)	(17.16)	126.70	21.97	121	.59		.13
12/31/2020	80.92	.20	41.05	41.25	(.40)	(2.18)	(2.58)	119.59	52.07	60	.60		.21
12/31/2019	69.77	.65	19.55	20.20	(.61)	(8.44)	(9.05)	80.92	30.79	18	.60		.85
12/31/2018	77.74	.47	.24	.71	(.44)	(8.24)	(8.68)	69.77	(.26)	10	.59		.60
12/31/2017[4,8]	68.84	.35	16.38	16.73	(.50)	(7.33)	(7.83)	77.74	25.47 [6]	3	.59	[7]	.47	[7]
Class 2:
6/30/2022[4,5]	126.28	.13	(36.38)	(36.25)	(.09)	(14.31)	(14.40)	75.63	(29.90)[6]	14,923	.59	[7]	.25	[7]
12/31/2021	119.18	.15	24.03	24.18	(.27)	(16.81)	(17.08)	126.28	21.97	21,986	.59		.12
12/31/2020	80.57	.19	40.89	41.08	(.29)	(2.18)	(2.47)	119.18	52.10	20,594	.60		.21
12/31/2019	69.48	.63	19.47	20.10	(.57)	(8.44)	(9.01)	80.57	30.77	15,885	.60		.83
12/31/2018	77.35	.44	.27	.71	(.34)	(8.24)	(8.58)	69.48	(.25)	13,701	.59		.55
12/31/2017	66.92	.37	17.76	18.13	(.37)	(7.33)	(7.70)	77.35	28.28	15,716	.60		.50
Class 3:
6/30/2022[4,5]	128.68	.17	(37.10)	(36.93)	(.11)	(14.31)	(14.42)	77.33	(29.88)[6]	198	.52	[7]	.31	[7]
12/31/2021	121.13	.24	24.47	24.71	(.35)	(16.81)	(17.16)	128.68	22.07	302	.52		.19
12/31/2020	81.84	.26	41.56	41.82	(.35)	(2.18)	(2.53)	121.13	52.20	279	.53		.28
12/31/2019	70.44	.69	19.77	20.46	(.62)	(8.44)	(9.06)	81.84	30.86	213	.53		.90
12/31/2018	78.32	.50	.26	.76	(.40)	(8.24)	(8.64)	70.44	(.18)	187	.52		.62
12/31/2017	67.67	.42	17.98	18.40	(.42)	(7.33)	(7.75)	78.32	28.39	212	.53		.57
Class 4:
6/30/2022[4,5]	123.79	— [9]	(35.61)	(35.61)	(.05)	(14.31)	(14.36)	73.82	(29.98)[6]	2,330	.84	[7]	—	[7,11]
12/31/2021	117.24	(.15)	23.59	23.44	(.08)	(16.81)	(16.89)	123.79	21.69	3,214	.84		(.13)
12/31/2020	79.41	(.04)	40.24	40.20	(.19)	(2.18)	(2.37)	117.24	51.71	2,347	.85		(.04)
12/31/2019	68.64	.44	19.19	19.63	(.42)	(8.44)	(8.86)	79.41	30.44	1,513	.85		.59
12/31/2018	76.56	.24	.28	.52	(.20)	(8.24)	(8.44)	68.64	(.50)	1,076	.84		.31
12/31/2017	66.41	.18	17.61	17.79	(.31)	(7.33)	(7.64)	76.56	27.99	954	.85		.25

Refer to the end of the tables for footnotes.

326	American Funds Insurance Series

Financial highlights (continued)

		(Loss) income from investment operations[1]			Dividends and distributions
Year ended	Net asset value, beginning of year	Net investment income	Net (losses) gains on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of year	Total return	Net assets, end of year (in millions)	Ratio of expenses to average net assets[3]		Ratio of net income to average net assets

International Fund

Class 1:
6/30/2022[4,5]	$22.70	$.17	$(5.01)	$(4.84)	$(.09)	$(2.60)	$(2.69)	$15.17	(22.53)%[6]	$3,226	.54%[7]		1.73%[7]
12/31/2021	23.64	.38	(.67)	(.29)	(.65)	—	(.65)	22.70	(1.23)	4,747	.55		1.57
12/31/2020	20.86	.14	2.82	2.96	(.18)	—	(.18)	23.64	14.28	5,652	.55		.71
12/31/2019	17.66	.30	3.74	4.04	(.34)	(.50)	(.84)	20.86	23.21	5,353	.54		1.54
12/31/2018	21.71	.34	(2.97)	(2.63)	(.40)	(1.02)	(1.42)	17.66	(12.94)	4,811	.53		1.62
12/31/2017	16.82	.26	5.16	5.42	(.30)	(.23)	(.53)	21.71	32.46	5,014	.53		1.33
Class 1A:
6/30/2022[4,5]	22.61	.15	(5.00)	(4.85)	(.08)	(2.60)	(2.68)	15.08	(22.66)[6]	10	.79	[7]	1.53	[7]
12/31/2021	23.55	.33	(.67)	(.34)	(.60)	—	(.60)	22.61	(1.47)	12	.80		1.39
12/31/2020	20.80	.08	2.81	2.89	(.14)	—	(.14)	23.55	13.96	10	.80		.43
12/31/2019	17.62	.25	3.72	3.97	(.29)	(.50)	(.79)	20.80	22.90	7	.79		1.27
12/31/2018	21.67	.27	(2.93)	(2.66)	(.37)	(1.02)	(1.39)	17.62	(13.11)	5	.78		1.32
12/31/2017[4,8]	17.17	.09	4.93	5.02	(.29)	(.23)	(.52)	21.67	29.46 [6]	2	.77	[7]	.43	[7]
Class 2:
6/30/2022[4,5]	22.60	.15	(4.99)	(4.84)	(.08)	(2.60)	(2.68)	15.08	(22.63)[6]	3,195	.79	[7]	1.50	[7]
12/31/2021	23.54	.33	(.68)	(.35)	(.59)	—	(.59)	22.60	(1.49)	4,190	.80		1.35
12/31/2020	20.78	.09	2.80	2.89	(.13)	—	(.13)	23.54	13.97	4,481	.80		.46
12/31/2019	17.60	.25	3.72	3.97	(.29)	(.50)	(.79)	20.78	22.88	4,311	.79		1.29
12/31/2018	21.63	.29	(2.95)	(2.66)	(.35)	(1.02)	(1.37)	17.60	(13.13)	3,875	.78		1.40
12/31/2017	16.76	.22	5.13	5.35	(.25)	(.23)	(.48)	21.63	32.14	4,422	.78		1.10
Class 3:
6/30/2022[4,5]	22.76	.15	(5.03)	(4.88)	(.08)	(2.60)	(2.68)	15.20	(22.64)[6]	16	.72	[7]	1.56	[7]
12/31/2021	23.69	.34	(.67)	(.33)	(.60)	—	(.60)	22.76	(1.39)	21	.73		1.41
12/31/2020	20.92	.10	2.81	2.91	(.14)	—	(.14)	23.69	14.00	25	.73		.53
12/31/2019	17.70	.27	3.75	4.02	(.30)	(.50)	(.80)	20.92	23.05	25	.72		1.37
12/31/2018	21.75	.31	(2.98)	(2.67)	(.36)	(1.02)	(1.38)	17.70	(13.10)	24	.71		1.48
12/31/2017	16.85	.23	5.17	5.40	(.27)	(.23)	(.50)	21.75	32.23	31	.71		1.17
Class 4:
6/30/2022[4,5]	22.31	.12	(4.93)	(4.81)	(.07)	(2.60)	(2.67)	14.83	(22.78)[6]	367	1.04	[7]	1.26	[7]
12/31/2021	23.25	.27	(.67)	(.40)	(.54)	—	(.54)	22.31	(1.71)	459	1.05		1.13
12/31/2020	20.54	.04	2.76	2.80	(.09)	—	(.09)	23.25	13.66	423	1.05		.21
12/31/2019	17.40	.20	3.69	3.89	(.25)	(.50)	(.75)	20.54	22.67	379	1.04		1.03
12/31/2018	21.42	.23	(2.93)	(2.70)	(.30)	(1.02)	(1.32)	17.40	(13.41)	295	1.03		1.13
12/31/2017	16.64	.11	5.16	5.27	(.26)	(.23)	(.49)	21.42	31.89	289	1.03		.55

Refer to the end of the tables for footnotes.

American Funds Insurance Series	327

Financial highlights (continued)

		(Loss) income from investment operations[1]			Dividends and distributions
Year ended	Net asset value, beginning of year	Net investment income	Net (losses) gains on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of year	Total return[2]	Net assets, end of year (in millions)	Ratio of expenses to average net assets before waivers[3]		Ratio of expenses to average net assets after waivers[2,3]		Ratio of net income to average net assets[2]

New World Fund

Class 1:
6/30/2022[4,5]	$31.83	$.23	$(7.57)	$(7.34)	$(.14)	$(2.34)	$(2.48)	$22.01	(23.72)%[6]	$1,674	.71%[7]		.57%[7]		1.68%[7]
12/31/2021	31.59	.29	1.38	1.67	(.36)	(1.07)	(1.43)	31.83	5.16	2,443	.74		.56		.88
12/31/2020	25.84	.15	5.93	6.08	(.06)	(.27)	(.33)	31.59	23.89	2,309	.76		.64		.58
12/31/2019	20.98	.28	5.79	6.07	(.29)	(.92)	(1.21)	25.84	29.47	2,129	.76		.76		1.18
12/31/2018	25.30	.27	(3.65)	(3.38)	(.27)	(.67)	(.94)	20.98	(13.83)	1,702	.77		.77		1.11
12/31/2017	19.72	.26	5.59	5.85	(.27)	—	(.27)	25.30	29.73	2,050	.77		.77		1.14
Class 1A:
6/30/2022[4,5]	31.70	.20	(7.55)	(7.35)	(.12)	(2.34)	(2.46)	21.89	(23.82)[6]	10	.96	[7]	.82	[7]	1.46	[7]
12/31/2021	31.43	.17	1.41	1.58	(.24)	(1.07)	(1.31)	31.70	4.90	12	.99		.81		.54
12/31/2020	25.74	.07	5.92	5.99	(.03)	(.27)	(.30)	31.43	23.63	18	1.01		.87		.26
12/31/2019	20.92	.22	5.76	5.98	(.24)	(.92)	(1.16)	25.74	29.11	4	1.01		1.01		.92
12/31/2018	25.25	.21	(3.64)	(3.43)	(.23)	(.67)	(.90)	20.92	(14.02)	2	1.02		1.02		.91
12/31/2017[4,8]	20.14	.13	5.24	5.37	(.26)	—	(.26)	25.25	26.72 [6]	1	1.00	[7]	1.00	[7]	.53	[7]
Class 2:
6/30/2022[4,5]	31.48	.19	(7.49)	(7.30)	(.12)	(2.34)	(2.46)	21.72	(23.84)[6]	790	.96	[7]	.82	[7]	1.44	[7]
12/31/2021	31.25	.20	1.38	1.58	(.28)	(1.07)	(1.35)	31.48	4.92	1,086	.99		.81		.63
12/31/2020	25.59	.08	5.87	5.95	(.02)	(.27)	(.29)	31.25	23.58	1,109	1.01		.89		.34
12/31/2019	20.79	.22	5.73	5.95	(.23)	(.92)	(1.15)	25.59	29.15	981	1.01		1.01		.93
12/31/2018	25.07	.20	(3.61)	(3.41)	(.20)	(.67)	(.87)	20.79	(14.04)	843	1.02		1.02		.85
12/31/2017	19.54	.20	5.55	5.75	(.22)	—	(.22)	25.07	29.44	1,055	1.02		1.02		.89
Class 4:
6/30/2022[4,5]	31.24	.16	(7.42)	(7.26)	(.11)	(2.34)	(2.45)	21.53	(23.89)[6]	715	1.21	[7]	1.07	[7]	1.21	[7]
12/31/2021	31.04	.12	1.36	1.48	(.21)	(1.07)	(1.28)	31.24	4.63	906	1.24		1.06		.38
12/31/2020	25.47	.02	5.83	5.85	(.01)	(.27)	(.28)	31.04	23.29	807	1.26		1.14		.08
12/31/2019	20.71	.16	5.70	5.86	(.18)	(.92)	(1.10)	25.47	28.82	646	1.26		1.26		.67
12/31/2018	24.99	.14	(3.59)	(3.45)	(.16)	(.67)	(.83)	20.71	(14.25)	464	1.27		1.27		.61
12/31/2017	19.51	.14	5.52	5.66	(.18)	—	(.18)	24.99	29.06	427	1.27		1.27		.61

Refer to the end of the tables for footnotes.

328	American Funds Insurance Series

Financial highlights (continued)

		(Loss) income from investment operations[1]			Dividends and distributions
Year ended	Net asset value, beginning of year	Net investment income	Net (losses) gains on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of year	Total return[2]	Net assets, end of year (in millions)	Ratio of expenses to average net assets before waivers[3]		Ratio of expenses to average net assets after waivers[2,3]		Ratio of net income to average net assets[2]

Washington Mutual Investors Fund

Class 1:
6/30/2022[4,5]	$18.09	$.16	$(2.19)	$(2.03)	$(.08)	$(3.72)	$(3.80)	$12.26	(12.88)%[6]	$5,471	.42%[7]		.26%[7]		2.00%[7]
12/31/2021	14.35	.29	3.73	4.02	(.28)	—	(.28)	18.09	28.12	6,766	.42		.31		1.79
12/31/2020	13.56	.25	.95	1.20	(.26)	(.15)	(.41)	14.35	9.04	5,684	.43		.43		2.00
12/31/2019	12.38	.30	2.25	2.55	(.30)	(1.07)	(1.37)	13.56	21.66	5,559	.42		.42		2.28
12/31/2018	14.96	.31	(1.44)	(1.13)	(.31)	(1.14)	(1.45)	12.38	(8.45)	4,810	.41		.41		2.13
12/31/2017	13.53	.32	1.96	2.28	(.32)	(.53)	(.85)	14.96	17.30	5,581	.41		.41		2.27
Class 1A:
6/30/2022[4,5]	17.96	.14	(2.17)	(2.03)	(.06)	(3.72)	(3.78)	12.15	(12.98)[6]	57	.67	[7]	.51	[7]	1.64	[7]
12/31/2021	14.28	.27	3.67	3.94	(.26)	—	(.26)	17.96	27.70	169	.67		.53		1.62
12/31/2020	13.51	.23	.93	1.16	(.24)	(.15)	(.39)	14.28	8.79	25	.67		.67		1.78
12/31/2019	12.35	.26	2.24	2.50	(.27)	(1.07)	(1.34)	13.51	21.35	9	.67		.67		2.03
12/31/2018	14.94	.26	(1.42)	(1.16)	(.29)	(1.14)	(1.43)	12.35	(8.67)	3	.66		.66		1.84
12/31/2017[4,8]	13.75	.28	1.75	2.03	(.31)	(.53)	(.84)	14.94	15.21 [6]	1	.65	[7]	.65	[7]	2.01	[7]
Class 2:
6/30/2022[4,5]	17.83	.14	(2.16)	(2.02)	(.07)	(3.72)	(3.79)	12.02	(13.01)[6]	2,775	.67	[7]	.51	[7]	1.74	[7]
12/31/2021	14.15	.25	3.67	3.92	(.24)	—	(.24)	17.83	27.78	3,426	.67		.56		1.54
12/31/2020	13.39	.22	.91	1.13	(.22)	(.15)	(.37)	14.15	8.68	3,082	.68		.68		1.75
12/31/2019	12.24	.26	2.22	2.48	(.26)	(1.07)	(1.33)	13.39	21.38	3,093	.67		.67		2.03
12/31/2018	14.80	.27	(1.42)	(1.15)	(.27)	(1.14)	(1.41)	12.24	(8.66)	2,850	.66		.66		1.88
12/31/2017	13.39	.28	1.94	2.22	(.28)	(.53)	(.81)	14.80	17.04	3,551	.66		.66		2.02
Class 4:
6/30/2022[4,5]	17.71	.12	(2.15)	(2.03)	(.06)	(3.72)	(3.78)	11.90	(13.13)[6]	995	.92	[7]	.76	[7]	1.50	[7]
12/31/2021	14.06	.21	3.65	3.86	(.21)	—	(.21)	17.71	27.51	1,104	.92		.81		1.30
12/31/2020	13.31	.19	.91	1.10	(.20)	(.15)	(.35)	14.06	8.47	788	.93		.93		1.51
12/31/2019	12.19	.23	2.20	2.43	(.24)	(1.07)	(1.31)	13.31	21.03	621	.92		.92		1.78
12/31/2018	14.77	.23	(1.42)	(1.19)	(.25)	(1.14)	(1.39)	12.19	(8.92)	368	.91		.91		1.62
12/31/2017	13.39	.25	1.93	2.18	(.27)	(.53)	(.80)	14.77	16.70	247	.91		.91		1.76

Refer to the end of the tables for footnotes.

American Funds Insurance Series	329

Financial highlights (continued)

		(Loss) income from investment operations[1]			Dividends and distributions
Year ended	Net asset value, beginning of year	Net investment income	Net (losses) gains on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of year	Total return[2]	Net assets, end of year (in millions)		Ratio of expenses to average net assets before waivers[3]		Ratio of expenses to average net assets after waivers[2,3]		Ratio of net income to average net assets[2]

Capital World Growth and Income Fund

Class 1:
6/30/2022[4,5]	$18.42	$.21	$(3.76)	$(3.55)	$(.09)	$(3.45)	$(3.54)	$11.33	(21.20)%[6]	$551		.61%[7]		.42%[7]		2.67%[7]
12/31/2021	16.67	.38	2.10	2.48	(.33)	(.40)	(.73)	18.42	15.03	812		.63		.47		2.14
12/31/2020	15.92	.22	1.14	1.36	(.23)	(.38)	(.61)	16.67	9.03	657		.66		.66		1.49
12/31/2019	13.02	.31	3.67	3.98	(.32)	(.76)	(1.08)	15.92	31.39	625		.65		.65		2.08
12/31/2018	15.81	.29	(1.62)	(1.33)	(.28)	(1.18)	(1.46)	13.02	(9.36)	492		.63		.63		1.94
12/31/2017	13.02	.35	3.06	3.41	(.36)	(.26)	(.62)	15.81	26.40	485		.63		.63		2.43
Class 1A:
6/30/2022[4,5]	18.34	.19	(3.73)	(3.54)	(.09)	(3.45)	(3.54)	11.26	(21.28)[6]	6		.86	[7]	.67	[7]	2.47	[7]
12/31/2021	16.62	.37	2.06	2.43	(.31)	(.40)	(.71)	18.34	14.71	7		.88		.70		2.08
12/31/2020	15.88	.18	1.13	1.31	(.19)	(.38)	(.57)	16.62	8.78	2		.90		.90		1.23
12/31/2019	13.00	.26	3.68	3.94	(.30)	(.76)	(1.06)	15.88	31.04	2		.90		.90		1.77
12/31/2018	15.81	.26	(1.63)	(1.37)	(.26)	(1.18)	(1.44)	13.00	(9.62)	1		.88		.88		1.74
12/31/2017[4,8]	13.21	.18	3.03	3.21	(.35)	(.26)	(.61)	15.81	24.54 [6]	—	[10]	.84	[7]	.84	[7]	1.20	[7]
Class 2:
6/30/2022[4,5]	18.38	.19	(3.74)	(3.55)	(.09)	(3.45)	(3.54)	11.29	(21.30)[6]	992		.86	[7]	.67	[7]	2.39	[7]
12/31/2021	16.63	.33	2.11	2.44	(.29)	(.40)	(.69)	18.38	14.78	1,340		.88		.73		1.85
12/31/2020	15.89	.18	1.13	1.31	(.19)	(.38)	(.57)	16.63	8.73	1,349		.91		.91		1.23
12/31/2019	12.99	.27	3.68	3.95	(.29)	(.76)	(1.05)	15.89	31.14	1,366		.90		.90		1.84
12/31/2018	15.78	.26	(1.63)	(1.37)	(.24)	(1.18)	(1.42)	12.99	(9.63)	1,228		.88		.88		1.70
12/31/2017	13.00	.31	3.05	3.36	(.32)	(.26)	(.58)	15.78	26.06	1,538		.88		.88		2.11
Class 4:
6/30/2022[4,5]	18.04	.17	(3.67)	(3.50)	(.08)	(3.45)	(3.53)	11.01	(21.40)[6]	181		1.11	[7]	.92	[7]	2.17	[7]
12/31/2021	16.35	.29	2.06	2.35	(.26)	(.40)	(.66)	18.04	14.46	225		1.13		.97		1.65
12/31/2020	15.63	.14	1.12	1.26	(.16)	(.38)	(.54)	16.35	8.55	166		1.16		1.16		.97
12/31/2019	12.81	.23	3.61	3.84	(.26)	(.76)	(1.02)	15.63	30.73	145		1.15		1.15		1.56
12/31/2018	15.60	.21	(1.60)	(1.39)	(.22)	(1.18)	(1.40)	12.81	(9.89)	95		1.13		1.13		1.43
12/31/2017	12.89	.22	3.08	3.30	(.33)	(.26)	(.59)	15.60	25.83	79		1.14		1.14		1.49

Refer to the end of the tables for footnotes.

330	American Funds Insurance Series

Financial highlights (continued)

		(Loss) income from investment operations[1]			Dividends and distributions
Year ended	Net asset value, beginning of year	Net investment income	Net (losses) gains on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of year	Total return	Net assets, end of year (in millions)	Ratio of expenses to average net assets[3]		Ratio of net income to average net assets

Growth-Income Fund

Class 1:
6/30/2022[4,5]	$67.35	$.41	$(13.13)	$(12.72)	$(.18)	$(5.66)	$(5.84)	$48.79	(19.68)%[6]	$19,412	.28%[7]		1.38%[7]
12/31/2021	55.38	.79	12.64	13.43	(.86)	(.60)	(1.46)	67.35	24.42	25,507	.29		1.28
12/31/2020	50.71	.75	6.02	6.77	(.80)	(1.30)	(2.10)	55.38	13.81	22,903	.29		1.52
12/31/2019	45.39	1.00	10.40	11.40	(.92)	(5.16)	(6.08)	50.71	26.46	21,057	.29		2.05
12/31/2018	50.22	.84	(1.25)	(.41)	(.84)	(3.58)	(4.42)	45.39	(1.55)	16,783	.28		1.65
12/31/2017	44.41	.81	8.89	9.70	(.78)	(3.11)	(3.89)	50.22	22.68	15,765	.28		1.69
Class 1A:
6/30/2022[4,5]	67.02	.34	(13.06)	(12.72)	(.16)	(5.66)	(5.82)	48.48	(19.78)[6]	27	.53	[7]	1.14	[7]
12/31/2021	55.16	.65	12.55	13.20	(.74)	(.60)	(1.34)	67.02	24.08	32	.53		1.04
12/31/2020	50.54	.63	5.99	6.62	(.70)	(1.30)	(2.00)	55.16	13.55	16	.54		1.28
12/31/2019	45.28	.89	10.36	11.25	(.83)	(5.16)	(5.99)	50.54	26.14	11	.54		1.82
12/31/2018	50.15	.72	(1.25)	(.53)	(.76)	(3.58)	(4.34)	45.28	(1.78)	7	.53		1.43
12/31/2017[4,8]	45.39	.67	7.96	8.63	(.76)	(3.11)	(3.87)	50.15	19.83 [6]	2	.52	[7]	1.41	[7]
Class 2:
6/30/2022[4,5]	66.44	.33	(12.94)	(12.61)	(.15)	(5.66)	(5.81)	48.02	(19.79)[6]	11,636	.53	[7]	1.13	[7]
12/31/2021	54.66	.63	12.45	13.08	(.70)	(.60)	(1.30)	66.44	24.10	15,319	.54		1.03
12/31/2020	50.08	.62	5.93	6.55	(.67)	(1.30)	(1.97)	54.66	13.54	14,012	.54		1.27
12/31/2019	44.90	.87	10.27	11.14	(.80)	(5.16)	(5.96)	50.08	26.14	13,586	.53		1.80
12/31/2018	49.71	.71	(1.23)	(.52)	(.71)	(3.58)	(4.29)	44.90	(1.79)	12,035	.53		1.40
12/31/2017	44.00	.68	8.80	9.48	(.66)	(3.11)	(3.77)	49.71	22.38	13,930	.53		1.45
Class 3:
6/30/2022[4,5]	67.48	.36	(13.15)	(12.79)	(.16)	(5.66)	(5.82)	48.87	(19.75)[6]	126	.46	[7]	1.20	[7]
12/31/2021	55.49	.68	12.65	13.33	(.74)	(.60)	(1.34)	67.48	24.18	166	.47		1.10
12/31/2020	50.81	.66	6.02	6.68	(.70)	(1.30)	(2.00)	55.49	13.60	154	.47		1.34
12/31/2019	45.47	.91	10.43	11.34	(.84)	(5.16)	(6.00)	50.81	26.24	156	.46		1.87
12/31/2018	50.29	.75	(1.25)	(.50)	(.74)	(3.58)	(4.32)	45.47	(1.72)	140	.46		1.47
12/31/2017	44.47	.72	8.90	9.62	(.69)	(3.11)	(3.80)	50.29	22.47	168	.46		1.52
Class 4:
6/30/2022[4,5]	65.57	.26	(12.76)	(12.50)	(.13)	(5.66)	(5.79)	47.28	(19.88)[6]	1,568	.78	[7]	.89	[7]
12/31/2021	53.99	.48	12.28	12.76	(.58)	(.60)	(1.18)	65.57	23.80	1,928	.79		.79
12/31/2020	49.52	.49	5.85	6.34	(.57)	(1.30)	(1.87)	53.99	13.25	1,407	.79		1.02
12/31/2019	44.47	.74	10.18	10.92	(.71)	(5.16)	(5.87)	49.52	25.86	1,216	.79		1.56
12/31/2018	49.31	.58	(1.23)	(.65)	(.61)	(3.58)	(4.19)	44.47	(2.05)	899	.78		1.15
12/31/2017	43.73	.56	8.73	9.29	(.60)	(3.11)	(3.71)	49.31	22.08	827	.78		1.19

Refer to the end of the tables for footnotes.

American Funds Insurance Series	331

Financial highlights (continued)

		(Loss) income from investment operations[1]			Dividends and distributions
Year ended	Net asset value, beginning of year	Net investment income	Net (losses) gains on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of year	Total return[2]	Net assets, end of year (in millions)	Ratio of expenses to average net assets before waivers[3]		Ratio of expenses to average net assets after waivers[2,3]		Ratio of net income to average net assets[2]

International Growth and Income Fund

Class 1:
6/30/2022[4,5]	$19.62	$.31	$(3.44)	$(3.13)	$(.02)	$(7.70)	$(7.72)	$8.77	(19.00)%[6]	$13	.68%[7]		.51%[7]		3.85%[7]
12/31/2021	19.01	.54	.53	1.07	(.46)	—	(.46)	19.62	5.64	30	.67		.67		2.70
12/31/2020	18.18	.27	.85	1.12	(.29)	—	(.29)	19.01	6.24	1,120	.68		.68		1.70
12/31/2019	15.35	.46	3.03	3.49	(.47)	(.19)	(.66)	18.18	23.06	1,140	.66		.66		2.73
12/31/2018	17.72	.45	(2.39)	(1.94)	(.43)	—	(.43)	15.35	(11.00)	1,034	.65		.65		2.62
12/31/2017	14.48	.46	3.20	3.66	(.42)	—	(.42)	17.72	25.31	1,121	.66		.66		2.75
Class 1A:
6/30/2022[4,5]	19.39	.31	(3.42)	(3.11)	(.04)	(7.70)	(7.74)	8.54	(19.14)[6]	4	.92	[7]	.75	[7]	3.96	[7]
12/31/2021	18.97	.50	.52	1.02	(.60)	—	(.60)	19.39	5.39	6	.94		.92		2.50
12/31/2020	18.15	.22	.85	1.07	(.25)	—	(.25)	18.97	5.98	3	.93		.93		1.38
12/31/2019	15.33	.41	3.04	3.45	(.44)	(.19)	(.63)	18.15	22.76	2	.91		.91		2.41
12/31/2018	17.70	.41	(2.39)	(1.98)	(.39)	—	(.39)	15.33	(11.24)	2	.90		.90		2.35
12/31/2017[4,8]	14.69	.34	3.08	3.42	(.41)	—	(.41)	17.70	23.36 [6]	2	.91	[7]	.91	[7]	1.99	[7]
Class 2:
6/30/2022[4,5]	19.38	.32	(3.43)	(3.11)	(.04)	(7.70)	(7.74)	8.53	(19.16)[6]	164	.92	[7]	.75	[7]	4.03	[7]
12/31/2021	18.95	.48	.53	1.01	(.58)	—	(.58)	19.38	5.37	211	.93		.92		2.44
12/31/2020	18.12	.23	.85	1.08	(.25)	—	(.25)	18.95	6.01	221	.93		.93		1.43
12/31/2019	15.30	.42	3.02	3.44	(.43)	(.19)	(.62)	18.12	22.76	257	.91		.91		2.49
12/31/2018	17.66	.41	(2.38)	(1.97)	(.39)	—	(.39)	15.30	(11.23)	230	.90		.90		2.38
12/31/2017	14.43	.43	3.17	3.60	(.37)	—	(.37)	17.66	25.03	276	.91		.91		2.60
Class 4:
6/30/2022[4,5]	19.23	.30	(3.39)	(3.09)	(.04)	(7.70)	(7.74)	8.40	(19.24)[6]	112	1.17	[7]	1.00	[7]	3.88	[7]
12/31/2021	18.82	.44	.51	.95	(.54)	—	(.54)	19.23	5.09	132	1.18		1.17		2.21
12/31/2020	18.01	.19	.83	1.02	(.21)	—	(.21)	18.82	5.73	112	1.18		1.18		1.19
12/31/2019	15.22	.37	3.01	3.38	(.40)	(.19)	(.59)	18.01	22.47	101	1.16		1.16		2.18
12/31/2018	17.58	.36	(2.36)	(2.00)	(.36)	—	(.36)	15.22	(11.46)	71	1.15		1.15		2.10
12/31/2017	14.38	.37	3.18	3.55	(.35)	—	(.35)	17.58	24.72	63	1.16		1.16		2.24

Refer to the end of the tables for footnotes.

332	American Funds Insurance Series

Financial highlights (continued)

		(Loss) income from investment operations[1]			Dividends and distributions
Year ended	Net asset value, beginning of year	Net investment income	Net (losses) gains on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of year	Total return[2]	Net assets, end of year (in millions)	Ratio of expenses to average net assets before waivers[3]		Ratio of expenses to average net assets after waivers[2,3]		Ratio of net income to average net assets[2]

Capital Income Builder

Class 1:
6/30/2022[4,5]	$12.17	$.20	$(1.37)	$(1.17)	$(.13)	$—	$(.13)	$10.87	(9.64)%[6]	$553	.47%[7]		.26%[7]		3.43%[7]
12/31/2021	10.87	.37	1.28	1.65	(.35)	—	(.35)	12.17	15.31	563	.53		.27		3.19
12/31/2020	10.73	.31	.15	.46	(.32)	—	(.32)	10.87	4.64	621	.53		.35		3.07
12/31/2019	9.37	.32	1.36	1.68	(.32)	—	(.32)	10.73	18.16	533	.53		.53		3.17
12/31/2018	10.40	.31	(1.00)	(.69)	(.32)	(.02)	(.34)	9.37	(6.77)	317	.54		.54		3.08
12/31/2017	9.46	.32	.93	1.25	(.31)	—	(.31)	10.40	13.29	254	.54		.54		3.21
Class 1A:
6/30/2022[4,5]	12.15	.18	(1.35)	(1.17)	(.12)	—	(.12)	10.86	(9.68)[6]	10	.72	[7]	.51	[7]	3.17	[7]
12/31/2021	10.86	.34	1.27	1.61	(.32)	—	(.32)	12.15	14.95	10	.78		.52		2.94
12/31/2020	10.72	.28	.16	.44	(.30)	—	(.30)	10.86	4.38	6	.78		.60		2.81
12/31/2019	9.36	.29	1.37	1.66	(.30)	—	(.30)	10.72	17.90	6	.78		.78		2.84
12/31/2018	10.39	.28	(.99)	(.71)	(.30)	(.02)	(.32)	9.36	(7.01)	2	.79		.79		2.82
12/31/2017[4,8]	9.57	.27	.84	1.11	(.29)	—	(.29)	10.39	11.72 [6]	1	.79	[7]	.79	[7]	2.63	[7]
Class 2:
6/30/2022[4,5]	12.16	.18	(1.35)	(1.17)	(.12)	—	(.12)	10.87	(9.67)[6]	12	.72	[7]	.51	[7]	3.17	[7]
12/31/2021	10.87	.34	1.27	1.61	(.32)	—	(.32)	12.16	14.94	13	.78		.52		2.93
12/31/2020	10.72	.29	.16	.45	(.30)	—	(.30)	10.87	4.48	8	.78		.60		2.83
12/31/2019	9.36	.30	1.35	1.65	(.29)	—	(.29)	10.72	17.89	6	.78		.78		2.91
12/31/2018	10.40	.28	(1.00)	(.72)	(.30)	(.02)	(.32)	9.36	(7.08)	4	.79		.79		2.83
12/31/2017	9.46	.29	.93	1.22	(.28)	—	(.28)	10.40	13.04	1	.79		.79		2.82
Class 4:
6/30/2022[4,5]	12.14	.17	(1.35)	(1.18)	(.11)	—	(.11)	10.85	(9.81)[6]	523	.98	[7]	.76	[7]	2.91	[7]
12/31/2021	10.85	.31	1.27	1.58	(.29)	—	(.29)	12.14	14.68	559	1.03		.77		2.69
12/31/2020	10.71	.26	.15	.41	(.27)	—	(.27)	10.85	4.11	462	1.03		.85		2.55
12/31/2019	9.35	.27	1.36	1.63	(.27)	—	(.27)	10.71	17.62	454	1.03		1.03		2.68
12/31/2018	10.38	.26	(1.00)	(.74)	(.27)	(.02)	(.29)	9.35	(7.25)	352	1.04		1.04		2.58
12/31/2017	9.45	.27	.92	1.19	(.26)	—	(.26)	10.38	12.65	338	1.04		1.04		2.72

Refer to the end of the tables for footnotes.

American Funds Insurance Series	333

Financial highlights (continued)

		(Loss) income from investment operations[1]			Dividends and distributions
Year ended	Net asset value, beginning of year	Net investment income	Net (losses) gains on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of year	Total return	Net assets, end of year (in millions)	Ratio of expenses to average net assets[3]		Ratio of net income to average net assets

Asset Allocation Fund

Class 1:
6/30/2022[4,5]	$29.08	$.26	$(4.66)	$(4.40)	$(.11)	$(2.65)	$(2.76)	$21.92	(15.78)%[6]	$15,266	.30%[7]		1.97%[7]
12/31/2021	26.50	.48	3.54	4.02	(.50)	(.94)	(1.44)	29.08	15.40	18,836	.30		1.71
12/31/2020	24.05	.43	2.59	3.02	(.46)	(.11)	(.57)	26.50	12.71	19,238	.30		1.80
12/31/2019	21.29	.51	3.94	4.45	(.50)	(1.19)	(1.69)	24.05	21.54	17,730	.29		2.21
12/31/2018	23.71	.48	(1.43)	(.95)	(.44)	(1.03)	(1.47)	21.29	(4.35)	14,627	.28		2.04
12/31/2017	21.68	.44	3.06	3.50	(.41)	(1.06)	(1.47)	23.71	16.51	16,556	.29		1.90
Class 1A:
6/30/2022[4,5]	28.97	.23	(4.64)	(4.41)	(.10)	(2.65)	(2.75)	21.81	(15.88)[6]	21	.55	[7]	1.74	[7]
12/31/2021	26.42	.42	3.52	3.94	(.45)	(.94)	(1.39)	28.97	15.13	24	.55		1.49
12/31/2020	23.99	.37	2.58	2.95	(.41)	(.11)	(.52)	26.42	12.43	14	.55		1.56
12/31/2019	21.26	.45	3.92	4.37	(.45)	(1.19)	(1.64)	23.99	21.19	11	.54		1.95
12/31/2018	23.69	.42	(1.42)	(1.00)	(.40)	(1.03)	(1.43)	21.26	(4.58)	7	.53		1.82
12/31/2017[4,8]	21.97	.39	2.78	3.17	(.39)	(1.06)	(1.45)	23.69	14.78 [6]	4	.53	[7]	1.69	[7]
Class 2:
6/30/2022[4,5]	28.74	.22	(4.60)	(4.38)	(.10)	(2.65)	(2.75)	21.61	(15.91)[6]	4,342	.55	[7]	1.72	[7]
12/31/2021	26.21	.41	3.49	3.90	(.43)	(.94)	(1.37)	28.74	15.10	5,473	.55		1.46
12/31/2020	23.79	.37	2.56	2.93	(.40)	(.11)	(.51)	26.21	12.46	5,242	.55		1.55
12/31/2019	21.08	.45	3.89	4.34	(.44)	(1.19)	(1.63)	23.79	21.23	5,154	.54		1.96
12/31/2018	23.49	.41	(1.41)	(1.00)	(.38)	(1.03)	(1.41)	21.08	(4.60)	4,668	.53		1.78
12/31/2017	21.49	.37	3.04	3.41	(.35)	(1.06)	(1.41)	23.49	16.23	5,480	.54		1.64

Class 3:
6/30/2022[4,5]	29.12	.24	(4.67)	(4.43)	(.10)	(2.65)	(2.75)	21.94	(15.89)[6]	29	.48	[7]	1.79	[7]
12/31/2021	26.53	.43	3.55	3.98	(.45)	(.94)	(1.39)	29.12	15.22	36	.48		1.53
12/31/2020	24.08	.39	2.59	2.98	(.42)	(.11)	(.53)	26.53	12.50	33	.48		1.62
12/31/2019	21.32	.47	3.93	4.40	(.45)	(1.19)	(1.64)	24.08	21.30	32	.47		2.02
12/31/2018	23.73	.43	(1.41)	(.98)	(.40)	(1.03)	(1.43)	21.32	(4.49)	29	.46		1.85
12/31/2017	21.70	.39	3.07	3.46	(.37)	(1.06)	(1.43)	23.73	16.29	38	.47		1.72
Class 4:
6/30/2022[4,5]	28.56	.19	(4.57)	(4.38)	(.09)	(2.65)	(2.74)	21.44	(16.01)[6]	5,307	.80	[7]	1.48	[7]
12/31/2021	26.06	.34	3.47	3.81	(.37)	(.94)	(1.31)	28.56	14.84	6,337	.80		1.22
12/31/2020	23.67	.31	2.54	2.85	(.35)	(.11)	(.46)	26.06	12.16	5,131	.80		1.30
12/31/2019	20.99	.39	3.87	4.26	(.39)	(1.19)	(1.58)	23.67	20.92	4,493	.79		1.71
12/31/2018	23.40	.35	(1.40)	(1.05)	(.33)	(1.03)	(1.36)	20.99	(4.83)	3,594	.78		1.54
12/31/2017	21.43	.32	3.02	3.34	(.31)	(1.06)	(1.37)	23.40	15.91	3,582	.79		1.40

Refer to the end of the tables for footnotes.

334	American Funds Insurance Series

Financial highlights (continued)

		(Loss) income from investment operations[1]			Dividends and distributions
Year ended	Net asset value, beginning of year	Net investment income	Net (losses) gains on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of year	Total return[2]	Net assets, end of year (in millions)		Ratio of expenses to average net assets before waivers[3]		Ratio of expenses to average net assets after waivers[2,3]		Ratio of net income to average net assets[2]

American Funds Global Balanced Fund

Class 1:
6/30/2022[4,5]	$14.73	$.13	$(2.53)	$(2.40)	$—	$(.07)	$(.07)	$12.26	(16.31)%[6]	$99		.64%[7]		.63%[7]		1.92%[7]
12/31/2021	14.19	.18	1.37	1.55	(.19)	(.82)	(1.01)	14.73	11.05	120		.73		.73		1.24
12/31/2020	13.51	.17	1.24	1.41	(.19)	(.54)	(.73)	14.19	10.53	139		.72		.72		1.29
12/31/2019	11.67	.24	2.17	2.41	(.20)	(.37)	(.57)	13.51	20.79	134		.72		.72		1.88
12/31/2018	12.75	.23	(.96)	(.73)	(.20)	(.15)	(.35)	11.67	(5.81)	110		.72		.72		1.82
12/31/2017	11.08	.21	1.99	2.20	(.15)	(.38)	(.53)	12.75	19.91	93		.72		.72		1.68
Class 1A:
6/30/2022[4,5]	14.70	.11	(2.53)	(2.42)	—	(.07)	(.07)	12.21	(16.48)[6]	2		.89	[7]	.89	[7]	1.63	[7]
12/31/2021	14.16	.15	1.36	1.51	(.15)	(.82)	(.97)	14.70	10.83	4		.98		.98		1.02
12/31/2020	13.49	.14	1.23	1.37	(.16)	(.54)	(.70)	14.16	10.25	3		.97		.97		1.03
12/31/2019	11.65	.21	2.17	2.38	(.17)	(.37)	(.54)	13.49	20.54	2		.97		.97		1.63
12/31/2018	12.74	.18	(.94)	(.76)	(.18)	(.15)	(.33)	11.65	(6.03)	2		.98		.98		1.44
12/31/2017[4,8]	11.18	.16	1.92	2.08	(.14)	(.38)	(.52)	12.74	18.71 [6]	—	[10]	.94	[7]	.94	[7]	1.27	[7]
Class 2:
6/30/2022[4,5]	14.70	.11	(2.52)	(2.41)	—	(.07)	(.07)	12.22	(16.41)[6]	162		.89	[7]	.89	[7]	1.66	[7]
12/31/2021	14.16	.15	1.36	1.51	(.15)	(.82)	(.97)	14.70	10.79	208		.98		.98		1.01
12/31/2020	13.48	.14	1.23	1.37	(.15)	(.54)	(.69)	14.16	10.30	208		.97		.97		1.03
12/31/2019	11.65	.21	2.16	2.37	(.17)	(.37)	(.54)	13.48	20.44	207		.97		.97		1.64
12/31/2018	12.72	.20	(.96)	(.76)	(.16)	(.15)	(.31)	11.65	(6.01)	185		.97		.97		1.57
12/31/2017	11.06	.18	1.98	2.16	(.12)	(.38)	(.50)	12.72	19.57	210		.96		.96		1.43
Class 4:
6/30/2022[4,5]	14.53	.09	(2.49)	(2.40)	—	(.07)	(.07)	12.06	(16.53)[6]	112		1.14	[7]	1.13	[7]	1.42	[7]
12/31/2021	14.02	.11	1.34	1.45	(.12)	(.82)	(.94)	14.53	10.46	135		1.23		1.23		.77
12/31/2020	13.36	.10	1.22	1.32	(.12)	(.54)	(.66)	14.02	10.00	105		1.22		1.22		.78
12/31/2019	11.55	.18	2.14	2.32	(.14)	(.37)	(.51)	13.36	20.21	94		1.22		1.22		1.37
12/31/2018	12.63	.17	(.96)	(.79)	(.14)	(.15)	(.29)	11.55	(6.31)	69		1.22		1.22		1.34
12/31/2017	11.00	.13	1.99	2.12	(.11)	(.38)	(.49)	12.63	19.38	51		1.22		1.22		1.07

Refer to the end of the tables for footnotes.

American Funds Insurance Series	335

Financial highlights (continued)

		(Loss) income from investment operations[1]			Dividends and distributions
Year ended	Net asset value, beginning of year	Net investment income	Net (losses) gains on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of year	Total return[2]	Net assets, end of year (in millions)	Ratio of expenses to average net assets before waivers[3]		Ratio of expenses to average net assets after waivers[2,3]		Ratio of net income to average net assets[2]

The Bond Fund of America

Class 1:
6/30/2022[4,5]	$11.21	$.15	$(1.26)	$(1.11)	$(.06)	$(.12)	$(.18)	$9.92	(9.96)%[6]	$6,878	.39%[7]		.20%[7]		2.80%[7]
12/31/2021	11.89	.21	(.23)	(.02)	(.19)	(.47)	(.66)	11.21	(.14)	8,555	.39		.26		1.84
12/31/2020	11.17	.23	.87	1.10	(.27)	(.11)	(.38)	11.89	9.96	6,844	.40		.40		2.00
12/31/2019	10.47	.30	.71	1.01	(.31)	—	(.31)	11.17	9.70	6,481	.39		.39		2.76
12/31/2018	10.82	.29	(.35)	(.06)	(.28)	(.01)	(.29)	10.47	(.45)	5,962	.38		.38		2.70
12/31/2017	10.80	.24	.18	.42	(.24)	(.16)	(.40)	10.82	3.88	6,434	.38		.38		2.19
Class 1A:
6/30/2022[4,5]	11.16	.16	(1.28)	(1.12)	(.06)	(.12)	(.18)	9.86	(10.09)[6]	200	.63	[7]	.44	[7]	3.12	[7]
12/31/2021	11.84	.18	(.23)	(.05)	(.16)	(.47)	(.63)	11.16	(.36)	12	.64		.51		1.59
12/31/2020	11.13	.20	.87	1.07	(.25)	(.11)	(.36)	11.84	9.68	9	.65		.65		1.74
12/31/2019	10.45	.27	.71	.98	(.30)	—	(.30)	11.13	9.36	7	.64		.64		2.48
12/31/2018	10.80	.26	(.33)	(.07)	(.27)	(.01)	(.28)	10.45	(.60)	3	.63		.63		2.50
12/31/2017[4,8]	10.82	.22	.15	.37	(.23)	(.16)	(.39)	10.80	3.46 [6]	1	.62	[7]	.62	[7]	2.01	[7]
Class 2:
6/30/2022[4,5]	11.06	.13	(1.25)	(1.12)	(.05)	(.12)	(.17)	9.77	(10.14)[6]	3,092	.64	[7]	.45	[7]	2.56	[7]
12/31/2021	11.73	.18	(.22)	(.04)	(.16)	(.47)	(.63)	11.06	(.31)	3,729	.64		.52		1.57
12/31/2020	11.02	.20	.86	1.06	(.24)	(.11)	(.35)	11.73	9.73	3,840	.65		.65		1.75
12/31/2019	10.34	.27	.70	.97	(.29)	—	(.29)	11.02	9.36	3,561	.64		.64		2.51
12/31/2018	10.69	.26	(.34)	(.08)	(.26)	(.01)	(.27)	10.34	(.71)	3,524	.63		.63		2.45
12/31/2017	10.67	.21	.18	.39	(.21)	(.16)	(.37)	10.69	3.67	3,966	.63		.63		1.94
Class 4:
6/30/2022[4,5]	11.01	.12	(1.24)	(1.12)	(.05)	(.12)	(.17)	9.72	(10.22)[6]	799	.89	[7]	.70	[7]	2.32	[7]
12/31/2021	11.69	.15	(.22)	(.07)	(.14)	(.47)	(.61)	11.01	(.59)	891	.89		.76		1.34
12/31/2020	11.00	.17	.85	1.02	(.22)	(.11)	(.33)	11.69	9.38	714	.90		.90		1.48
12/31/2019	10.33	.24	.70	.94	(.27)	—	(.27)	11.00	9.08	502	.89		.89		2.25
12/31/2018	10.68	.23	(.33)	(.10)	(.24)	(.01)	(.25)	10.33	(.89)	366	.88		.88		2.22
12/31/2017	10.70	.19	.16	.35	(.21)	(.16)	(.37)	10.68	3.29	297	.88		.88		1.72

Refer to the end of the tables for footnotes.

336	American Funds Insurance Series

Financial highlights (continued)

		(Loss) income from investment operations[1]			Dividends and distributions
Year ended	Net asset value, beginning of year	Net investment income	Net (losses) gains on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of year	Total return[2]	Net assets, end of year (in millions)		Ratio of expenses to average net assets before waivers[3]		Ratio of expenses to average net assets after waivers[2,3]		Ratio of net income to average net assets[2]

Capital World Bond Fund

Class 1:
6/30/2022[4,5]	$11.79	$.12	$(2.01)	$(1.89)	$(.03)	$(.16)	$(.19)	$9.71	(16.05)%[6]	$708		.54%[7]		.47%[7]		2.33%[7]
12/31/2021	12.94	.25	(.85)	(.60)	(.24)	(.31)	(.55)	11.79	(4.73)	988		.60		.50		2.06
12/31/2020	12.12	.26	.95	1.21	(.18)	(.21)	(.39)	12.94	10.17	1,219		.59		.52		2.08
12/31/2019	11.42	.31	.61	.92	(.22)	—	(.22)	12.12	8.08	1,077		.58		.58		2.60
12/31/2018	11.88	.30	(.44)	(.14)	(.28)	(.04)	(.32)	11.42	(1.14)	1,015		.57		.57		2.56
12/31/2017	11.22	.28	.52	.80	(.07)	(.07)	(.14)	11.88	7.11	1,273		.56		.56		2.37
Class 1A:
6/30/2022[4,5]	11.76	.11	(2.02)	(1.91)	(.02)	(.16)	(.18)	9.67	(16.22)[6]	1		.79	[7]	.72	[7]	2.08	[7]
12/31/2021	12.91	.23	(.85)	(.62)	(.22)	(.31)	(.53)	11.76	(4.88)	1		.85		.75		1.85
12/31/2020	12.10	.23	.95	1.18	(.16)	(.21)	(.37)	12.91	9.89	1		.83		.76		1.83
12/31/2019	11.41	.28	.60	.88	(.19)	—	(.19)	12.10	7.75	1		.83		.83		2.35
12/31/2018	11.87	.27	(.43)	(.16)	(.26)	(.04)	(.30)	11.41	(1.29)	1		.82		.82		2.36
12/31/2017[4,8]	11.22	.26	.52	.78	(.06)	(.07)	(.13)	11.87	7.00 [6]	—	[10]	.72	[7]	.72	[7]	2.27	[7]
Class 2:
6/30/2022[4,5]	11.70	.11	(2.01)	(1.90)	(.02)	(.16)	(.18)	9.62	(16.21)[6]	817		.79	[7]	.72	[7]	2.09	[7]
12/31/2021	12.84	.22	(.84)	(.62)	(.21)	(.31)	(.52)	11.70	(4.92)	1,030		.85		.75		1.82
12/31/2020	12.03	.22	.95	1.17	(.15)	(.21)	(.36)	12.84	9.90	1,058		.84		.77		1.83
12/31/2019	11.34	.28	.60	.88	(.19)	—	(.19)	12.03	7.77	1,002		.83		.83		2.35
12/31/2018	11.79	.27	(.43)	(.16)	(.25)	(.04)	(.29)	11.34	(1.33)	1,032		.82		.82		2.32
12/31/2017	11.14	.25	.51	.76	(.04)	(.07)	(.11)	11.79	6.86	1,164		.81		.81		2.12
Class 4:
6/30/2022[4,5]	11.57	.10	(1.98)	(1.88)	(.02)	(.16)	(.18)	9.51	(16.26)[6]	56		1.04	[7]	.97	[7]	1.84	[7]
12/31/2021	12.71	.19	(.84)	(.65)	(.18)	(.31)	(.49)	11.57	(5.18)	66		1.10		1.00		1.57
12/31/2020	11.92	.19	.94	1.13	(.13)	(.21)	(.34)	12.71	9.62	61		1.09		1.02		1.58
12/31/2019	11.24	.24	.60	.84	(.16)	—	(.16)	11.92	7.54	49		1.08		1.08		2.09
12/31/2018	11.70	.24	(.43)	(.19)	(.23)	(.04)	(.27)	11.24	(1.61)	40		1.07		1.07		2.09
12/31/2017	11.08	.22	.51	.73	(.04)	(.07)	(.11)	11.70	6.63	31		1.06		1.06		1.89

Refer to the end of the tables for footnotes.

American Funds Insurance Series	337

Financial highlights (continued)

		(Loss) income from investment operations[1]			Dividends and distributions
Year ended	Net asset value, beginning of year	Net investment income	Net (losses) gains on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of year	Total return[2]	Net assets, end of year (in millions)		Ratio of expenses to average net assets before waivers[3]		Ratio of expenses to average net assets after waivers[2,3]		Ratio of net income to average net assets[2]

American High-Income Trust

Class 1:
6/30/2022[4,5]	$10.19	$.27	$(1.53)	$(1.26)	$(.10)	$—	$(.10)	$8.83	(12.42)%[6]	$229		.49%[7]		.32%[7]		5.55%[7]
12/31/2021	9.80	.51	.34	.85	(.46)	—	(.46)	10.19	8.74	278		.53		.37		4.95
12/31/2020	9.87	.61	.17	.78	(.85)	—	(.85)	9.80	8.21	123		.52		.52		6.46
12/31/2019	9.34	.67	.52	1.19	(.66)	—	(.66)	9.87	12.85	525		.51		.51		6.71
12/31/2018	10.19	.64	(.84)	(.20)	(.65)	—	(.65)	9.34	(2.15)	501		.50		.50		6.32
12/31/2017	10.18	.63	.10	.73	(.72)	—	(.72)	10.19	7.25	632		.49		.49		5.98
Class 1A:
6/30/2022[4,5]	10.16	.25	(1.52)	(1.27)	(.10)	—	(.10)	8.79	(12.60)[6]	1		.75	[7]	.57	[7]	5.27	[7]
12/31/2021	9.78	.49	.33	.82	(.44)	—	(.44)	10.16	8.42	1		.78		.64		4.75
12/31/2020	9.86	.56	.20	.76	(.84)	—	(.84)	9.78	7.94	1		.78		.78		5.85
12/31/2019	9.33	.65	.51	1.16	(.63)	—	(.63)	9.86	12.61	1		.75		.75		6.47
12/31/2018	10.18	.62	(.84)	(.22)	(.63)	—	(.63)	9.33	(2.35)	1		.75		.75		6.11
12/31/2017[4,8]	10.28	.60	.02	.62	(.72)	—	(.72)	10.18	6.02 [6]	—	[10]	.72	[7]	.72	[7]	5.74	[7]
Class 2:
6/30/2022[4,5]	9.98	.25	(1.49)	(1.24)	(.10)	—	(.10)	8.64	(12.52)[6]	540		.75	[7]	.57	[7]	5.28	[7]
12/31/2021	9.61	.48	.33	.81	(.44)	—	(.44)	9.98	8.42	673		.78		.65		4.80
12/31/2020	9.70	.55	.19	.74	(.83)	—	(.83)	9.61	7.94	665		.78		.78		5.88
12/31/2019	9.19	.64	.50	1.14	(.63)	—	(.63)	9.70	12.55	667		.76		.76		6.45
12/31/2018	10.03	.61	(.83)	(.22)	(.62)	—	(.62)	9.19	(2.34)	661		.75		.75		6.07
12/31/2017	10.04	.59	.10	.69	(.70)	—	(.70)	10.03	6.89	776		.74		.74		5.72
Class 3:
6/30/2022[4,5]	10.24	.26	(1.54)	(1.28)	(.10)	—	(.10)	8.86	(12.58)[6]	9		.68	[7]	.50	[7]	5.35	[7]
12/31/2021	9.84	.50	.34	.84	(.44)	—	(.44)	10.24	8.60	10		.71		.58		4.86
12/31/2020	9.92	.57	.19	.76	(.84)	—	(.84)	9.84	7.93	10		.71		.71		5.94
12/31/2019	9.38	.66	.52	1.18	(.64)	—	(.64)	9.92	12.70	10		.69		.69		6.52
12/31/2018	10.23	.63	(.85)	(.22)	(.63)	—	(.63)	9.38	(2.33)	10		.68		.68		6.14
12/31/2017	10.22	.61	.10	.71	(.70)	—	(.70)	10.23	7.02	12		.67		.67		5.79
Class 4:
6/30/2022[4,5]	10.99	.26	(1.65)	(1.39)	(.09)	—	(.09)	9.51	(12.68)[6]	71		.99	[7]	.82	[7]	5.03	[7]
12/31/2021	10.54	.50	.36	.86	(.41)	—	(.41)	10.99	8.18	90		1.03		.89		4.52
12/31/2020	10.56	.57	.22	.79	(.81)	—	(.81)	10.54	7.74	69		1.03		1.03		5.58
12/31/2019	9.96	.67	.54	1.21	(.61)	—	(.61)	10.56	12.27	63		1.01		1.01		6.21
12/31/2018	10.82	.63	(.90)	(.27)	(.59)	—	(.59)	9.96	(2.64)	31		1.00		1.00		5.83
12/31/2017	10.79	.61	.10	.71	(.68)	—	(.68)	10.82	6.63	34		.99		.99		5.46

Refer to the end of the tables for footnotes.

338	American Funds Insurance Series

Financial highlights (continued)

		(Loss) income from investment operations[1]			Dividends and distributions
Year ended	Net asset value, beginning of year	Net investment income	Net (losses) gains on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of year	Total return[2]	Net assets, end of year (in millions)		Ratio of expenses to average net assets before waivers		Ratio of expenses to average net assets after waivers[2]		Ratio of net income to average net assets[2]

American Funds Mortgage Fund

Class 1:
6/30/2022[4,5]	$10.63	$.03	$(.75)	$(.72)	$—	$—	$—	$9.91	(6.77)%[6]	$1		.45%[7]		.24%[7]		.56%[7]
12/31/2021	11.11	.06	(.09)	(.03)	(.08)	(.37)	(.45)	10.63	(.32)	231		.49		.29		.58
12/31/2020	10.56	.10	.64	.74	(.17)	(.02)	(.19)	11.11	6.98	224		.48		.36		.93
12/31/2019	10.30	.24	.30	.54	(.28)	—	(.28)	10.56	5.30	210		.47		.47		2.26
12/31/2018	10.47	.20	(.14)	.06	(.23)	—	(.23)	10.30	.58	209		.48		.48		1.97
12/31/2017	10.56	.16	— [9]	.16	(.18)	(.07)	(.25)	10.47	1.47	265		.47		.47		1.52
Class 1A:
6/30/2022[4,5]	10.59	.06	(.80)	(.74)	(.05)	—	(.05)	9.80	(6.94)[6]	2		.68	[7]	.50	[7]	1.21	[7]
12/31/2021	11.08	.04	(.10)	(.06)	(.06)	(.37)	(.43)	10.59	(.47)	2		.74		.54		.33
12/31/2020	10.55	.07	.63	.70	(.15)	(.02)	(.17)	11.08	6.63	1		.73		.59		.61
12/31/2019	10.28	.22	.30	.52	(.25)	—	(.25)	10.55	5.09	1		.71		.71		2.04
12/31/2018	10.46	.18	(.14)	.04	(.22)	—	(.22)	10.28	.36	1		.73		.73		1.77
12/31/2017[4,8]	10.55	.14	— [9]	.14	(.16)	(.07)	(.23)	10.46	1.31 [6]	—	[10]	.70	[7]	.70	[7]	1.38	[7]
Class 2:
6/30/2022[4,5]	10.61	.06	(.80)	(.74)	(.05)	—	(.05)	9.82	(6.93)[6]	50		.68	[7]	.50	[7]	1.21	[7]
12/31/2021	11.09	.04	(.10)	(.06)	(.05)	(.37)	(.42)	10.61	(.57)	58		.74		.54		.33
12/31/2020	10.54	.08	.63	.71	(.14)	(.02)	(.16)	11.09	6.72	58		.73		.60		.68
12/31/2019	10.28	.21	.31	.52	(.26)	—	(.26)	10.54	5.04	56		.72		.72		2.01
12/31/2018	10.45	.18	(.15)	.03	(.20)	—	(.20)	10.28	.32	57		.73		.73		1.72
12/31/2017	10.54	.14	(.01)	.13	(.15)	(.07)	(.22)	10.45	1.22	63		.72		.72		1.27
Class 4:
6/30/2022[4,5]	10.49	.05	(.79)	(.74)	(.05)	—	(.05)	9.70	(7.05)[6]	40		.93	[7]	.75	[7]	.97	[7]
12/31/2021	10.97	.01	(.09)	(.08)	(.03)	(.37)	(.40)	10.49	(.78)	43		.99		.79		.08
12/31/2020	10.44	.04	.63	.67	(.12)	(.02)	(.14)	10.97	6.38	37		.98		.85		.41
12/31/2019	10.19	.18	.31	.49	(.24)	—	(.24)	10.44	4.80	28		.97		.97		1.71
12/31/2018	10.38	.15	(.15)	— [9]	(.19)	—	(.19)	10.19	.07	24		.98		.98		1.49
12/31/2017	10.48	.11	— [9]	.11	(.14)	(.07)	(.21)	10.38	.97	12		.97		.97		1.03

Refer to the end of the tables for footnotes.

American Funds Insurance Series	339

Financial highlights (continued)

		Income (loss) from investment operations[1]				Dividends and distributions
Year ended	Net asset value, beginning of year	Net investment income (loss)	Net gains (losses) on securities (both realized and unrealized)		Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of year	Total return	Net assets, end of year (in millions)		Ratio of expenses to average net assets		Ratio of net income (loss) to average net assets

Ultra-Short Bond Fund

Class 1:
6/30/2022[4,5]	$11.27	$.01	$—	[9]	$.01	$—	$—	$—	$11.28	.09%[6]	$47		.33%[7]		.15%[7]
12/31/2021	11.31	(.03)	(.01)		(.04)	—	—	—	11.27	(.35)	37		.37		(.28)
12/31/2020	11.30	.02	.02		.04	(.03)	—	(.03)	11.31	.34	44		.37		.16
12/31/2019	11.31	.22	—	[9]	.22	(.23)	—	(.23)	11.30	1.92	30		.36		1.92
12/31/2018	11.29	.18	—	[9]	.18	(.16)	—	(.16)	11.31	1.58	37		.35		1.60
12/31/2017	11.27	.08	(.01)		.07	(.05)	—	(.05)	11.29	.66	37		.35		.68
Class 1A:
6/30/2022[4,5]	11.28	.01	(.01)		—	—	—	—	11.28	.00 [6]	—	[10]	.33	[7]	.14 [7]
12/31/2021	11.31	(.03)	—	[9]	(.03)	—	—	—	11.28	(.27)	—	[10]	.36		(.28)
12/31/2020	11.30	.03	.01		.04	(.03)	—	(.03)	11.31	.32	—	[10]	.35		.26
12/31/2019	11.31	.22	—	[9]	.22	(.23)	—	(.23)	11.30	1.92	—	[10]	.37		1.90
12/31/2018	11.29	.18	—	[9]	.18	(.16)	—	(.16)	11.31	1.58	—	[10]	.35		1.60
12/31/2017[4,8]	11.27	.08	—	[9]	.08	(.06)	—	(.06)	11.29	.67 [6]	—	[10]	.34	[7]	.69 [7]
Class 2:
6/30/2022[4,5]	10.93	— [9]	(.01)		(.01)	—	—	—	10.92	(.09)[6]	297		.58	[7]	(.09)[7]
12/31/2021	10.99	(.06)	—	[9]	(.06)	—	—	—	10.93	(.55)	245		.62		(.53)
12/31/2020	11.01	— [9]	—	[9]	— [9]	(.02)	—	(.02)	10.99	.03	288		.62		(.05)
12/31/2019	11.03	.18	—	[9]	.18	(.20)	—	(.20)	11.01	1.62	230		.61		1.66
12/31/2018	11.01	.15	—	[9]	.15	(.13)	—	(.13)	11.03	1.36	247		.60		1.34
12/31/2017	10.99	.05	—	[9]	.05	(.03)	—	(.03)	11.01	.46	249		.60		.42
Class 3:
6/30/2022[4,5]	11.07	— [9]	(.01)		(.01)	—	—	—	11.06	(.09)[6]	5		.51	[7]	(.04)[7]
12/31/2021	11.12	(.05)	—	[9]	(.05)	—	—	—	11.07	(.45)	5		.55		(.46)
12/31/2020	11.13	— [9]	.02		.02	(.03)	—	(.03)	11.12	.13	4		.55		.03
12/31/2019	11.14	.20	—	[9]	.20	(.21)	—	(.21)	11.13	1.76	3		.54		1.74
12/31/2018	11.12	.16	(.01)		.15	(.13)	—	(.13)	11.14	1.38	4		.53		1.42
12/31/2017	11.10	.06	—	[9]	.06	(.04)	—	(.04)	11.12	.54	4		.53		.50
Class 4:
6/30/2022[4,5]	11.00	(.02)	—	[9]	(.02)	—	—	—	10.98	(.18)[6]	75		.83	[7]	(.33)[7]
12/31/2021	11.08	(.09)	.01		(.08)	—	—	—	11.00	(.72)	46		.87		(.79)
12/31/2020	11.13	(.04)	.01		(.03)	(.02)	—	(.02)	11.08	(.25)	40		.87		(.35)
12/31/2019	11.15	.16	—	[9]	.16	(.18)	—	(.18)	11.13	1.40	22		.86		1.40
12/31/2018	11.13	.12	.01		.13	(.11)	—	(.11)	11.15	1.14	18		.86		1.11
12/31/2017	11.12	.02	—	[9]	.02	(.01)	—	(.01)	11.13	.16	15		.85		.19

Refer to the end of the tables for footnotes.

340	American Funds Insurance Series

Financial highlights (continued)

		(Loss) income from investment operations[1]			Dividends and distributions
Year ended	Net asset value, beginning of year	Net investment income	Net (losses) gains on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of year	Total return[2]	Net assets, end of year (in millions)		Ratio of expenses to average net assets before waivers		Ratio of expenses to average net assets after waivers[2]		Ratio of net income to average net assets[2]

U.S. Government Securities Fund

Class 1:
6/30/2022[4,5]	$11.67	$.15	$(.98)	$(.83)	$(.05)	$—	$(.05)	$10.79	(7.08)%[6]	$255		.37%[7]		.23%[7]		2.64%[7]
12/31/2021	13.04	.18	(.26)	(.08)	(.18)	(1.11)	(1.29)	11.67	(.44)	522		.39		.29		1.50
12/31/2020	12.34	.16	1.07	1.23	(.26)	(.27)	(.53)	13.04	10.09	429		.38		.38		1.21
12/31/2019	11.94	.25	.43	.68	(.28)	—	(.28)	12.34	5.69	1,418		.37		.37		2.07
12/31/2018	12.08	.24	(.13)	.11	(.25)	—	(.25)	11.94	.91	1,445		.36		.36		2.02
12/31/2017	12.05	.21	.01	.22	(.19)	—	(.19)	12.08	1.83	1,558		.36		.36		1.68
Class 1A:
6/30/2022[4,5]	11.63	.14	(.97)	(.83)	(.05)	—	(.05)	10.75	(7.15)[6]	4		.62	[7]	.48	[7]	2.47	[7]
12/31/2021	13.00	.16	(.26)	(.10)	(.16)	(1.11)	(1.27)	11.63	(.65)	5		.64		.53		1.28
12/31/2020	12.32	.09	1.10	1.19	(.24)	(.27)	(.51)	13.00	9.75	4		.64		.64		.69
12/31/2019	11.93	.22	.43	.65	(.26)	—	(.26)	12.32	5.42	2		.62		.62		1.82
12/31/2018	12.08	.22	(.14)	.08	(.23)	—	(.23)	11.93	.70	1		.61		.61		1.82
12/31/2017[4,8]	12.05	.18	.03	.21	(.18)	—	(.18)	12.08	1.73 [6]	—	[10]	.58	[7]	.58	[7]	1.53	[7]
Class 2:
6/30/2022[4,5]	11.53	.13	(.96)	(.83)	(.05)	—	(.05)	10.65	(7.21)[6]	1,170		.62	[7]	.48	[7]	2.46	[7]
12/31/2021	12.89	.15	(.25)	(.10)	(.15)	(1.11)	(1.26)	11.53	(.62)	1,391		.64		.54		1.24
12/31/2020	12.21	.09	1.10	1.19	(.24)	(.27)	(.51)	12.89	9.80	1,439		.64		.64		.73
12/31/2019	11.82	.22	.42	.64	(.25)	—	(.25)	12.21	5.31	1,343		.62		.62		1.82
12/31/2018	11.96	.21	(.14)	.07	(.21)	—	(.21)	11.82	.73	1,323		.61		.61		1.77
12/31/2017	11.93	.17	.02	.19	(.16)	—	(.16)	11.96	1.59	1,473		.61		.61		1.43
Class 3:
6/30/2022[4,5]	11.70	.14	(.98)	(.84)	(.05)	—	(.05)	10.81	(7.18)[6]	8		.55	[7]	.41	[7]	2.53	[7]
12/31/2021	13.07	.16	(.26)	(.10)	(.16)	(1.11)	(1.27)	11.70	(.62)	9		.57		.47		1.31
12/31/2020	12.37	.10	1.12	1.22	(.25)	(.27)	(.52)	13.07	9.91	10		.57		.57		.78
12/31/2019	11.97	.23	.43	.66	(.26)	—	(.26)	12.37	5.49	9		.55		.55		1.88
12/31/2018	12.11	.22	(.14)	.08	(.22)	—	(.22)	11.97	.71	9		.54		.54		1.84
12/31/2017	12.07	.18	.03	.21	(.17)	—	(.17)	12.11	1.72	10		.54		.54		1.50
Class 4:
6/30/2022[4,5]	11.52	.12	(.97)	(.85)	(.04)	—	(.04)	10.63	(7.35)[6]	204		.87	[7]	.73	[7]	2.22	[7]
12/31/2021	12.88	.12	(.25)	(.13)	(.12)	(1.11)	(1.23)	11.52	(.88)	238		.89		.79		.98
12/31/2020	12.22	.05	1.10	1.15	(.22)	(.27)	(.49)	12.88	9.48	272		.89		.89		.42
12/31/2019	11.84	.19	.42	.61	(.23)	—	(.23)	12.22	5.14	124		.87		.87		1.56
12/31/2018	11.98	.18	(.12)	.06	(.20)	—	(.20)	11.84	.50	91		.86		.86		1.53
12/31/2017	11.96	.14	.01	.15	(.13)	—	(.13)	11.98	1.28	62		.86		.86		1.18

Refer to the end of the tables for footnotes.

American Funds Insurance Series	341

Financial highlights (continued)

		(Loss) income from investment operations[1]			Dividends and distributions							Ratio of expenses		Ratio of expenses
Year ended	Net asset value, beginning of year	Net investment (loss) income	Net (losses) gains on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of year	Total return[2]	Net assets, end of year (in millions)		to average net assets before waivers/ reimburse- ments[12]		to average net assets after waivers/ reimburse- ments[2,12]		Net effective expense ratio[2,5,13]		Ratio of net (loss) income to average net assets[2]

Managed Risk Growth Fund

Class P1:
6/30/2022[4,5]	$18.53	$— [9]	$(4.04)	$(4.04)	$(.06)	$(2.54)	$(2.60)	$11.89	(22.20)%[6]	$9		.41%[7]		.36%[7]		.68%[7]		(.02)%[7]
12/31/2021	17.25	.04	2.16	2.20	(.18)	(.74)	(.92)	18.53	13.08	13		.41		.36		.69		.19
12/31/2020	13.78	.07	4.20	4.27	(.12)	(.68)	(.80)	17.25	32.45	11		.42		.37		.72		.49
12/31/2019	12.30	.15	2.44	2.59	(.19)	(.92)	(1.11)	13.78	22.01	6		.42		.37		.73		1.19
12/31/2018	13.22	.11	(.04)	.07	(.10)	(.89)	(.99)	12.30	(.04)[14]	3		.42	[14]	.37	[14]	.71	[14]	.82	[14]
12/31/2017	10.71	.08	2.70	2.78	(.07)	(.20)	(.27)	13.22	26.23 [14]	2		.42	[14]	.36	[14]	.70	[14]	.69	[14]
Class P2:
6/30/2022[4,5]	18.42	(.02)	(4.01)	(4.03)	(.06)	(2.54)	(2.60)	11.79	(22.32)[6]	462		.66	[7]	.61	[7]	.93	[7]	(.28)[7]
12/31/2021	17.11	(.01)	2.16	2.15	(.10)	(.74)	(.84)	18.42	12.89	584		.67		.62		.95		(.07)
12/31/2020	13.71	.03	4.16	4.19	(.11)	(.68)	(.79)	17.11	32.03	554		.67		.62		.97		.20
12/31/2019	12.21	.09	2.45	2.54	(.12)	(.92)	(1.04)	13.71	21.74	434		.68		.63		.99		.73
12/31/2018	13.14	.06	(.04)	.02	(.06)	(.89)	(.95)	12.21	(.37)	340		.68		.63		.97		.46
12/31/2017	10.64	.04	2.70	2.74	(.04)	(.20)	(.24)	13.14	25.99	286		.69		.63		.97		.34

Managed Risk International Fund

Class P1:
6/30/2022[4,5]	$10.55	$.03	$(1.67)	$(1.64)	$(.26)	$—	$(.26)	$8.65	(15.68)%[6,14]	$2		.42%[7,14]		.37%[7,14]		.87%[7,14]		.60%[7,14]
12/31/2021	11.07	.24	(.67)	(.43)	(.09)	—	(.09)	10.55	(3.92)[14]	2		.44	[14]	.36	[14]	.87	[14]	2.12	[14]
12/31/2020	11.01	.08	.22	.30	(.16)	(.08)	(.24)	11.07	3.13 [14]	2		.43	[14]	.35	[14]	.86	[14]	.82	[14]
12/31/2019	9.82	.17	1.54	1.71	(.20)	(.32)	(.52)	11.01	17.91 [14]	1		.41	[14]	.33	[14]	.84	[14]	1.64	[14]
12/31/2018	11.25	.32	(1.44)	(1.12)	(.26)	(.05)	(.31)	9.82	(10.11)[14]	—	[10]	.33	[14]	.28	[14]	.77	[14]	3.02	[14]
12/31/2017	8.89	.11	2.47	2.58	(.10)	(.12)	(.22)	11.25	29.28 [14]	—	[10]	.28	[14]	.20	[14]	.69	[14]	1.13	[14]
Class P2:
6/30/2022[4,5]	10.48	.01	(1.66)	(1.65)	(.22)	—	(.22)	8.61	(15.83)[6]	131		.69	[7]	.64	[7]	1.14	[7]	.27	[7]
12/31/2021	10.99	.20	(.65)	(.45)	(.06)	—	(.06)	10.48	(4.13)	160		.71		.63		1.14		1.79
12/31/2020	10.92	.04	.23	.27	(.12)	(.08)	(.20)	10.99	2.80	168		.71		.63		1.14		.42
12/31/2019	9.76	.13	1.55	1.68	(.20)	(.32)	(.52)	10.92	17.64	165		.71		.63		1.14		1.21
12/31/2018	11.15	.16	(1.32)	(1.16)	(.18)	(.05)	(.23)	9.76	(10.50)	151		.69		.64		1.13		1.49
12/31/2017	8.83	.11	2.41	2.52	(.08)	(.12)	(.20)	11.15	28.69	148		.71		.63		1.12		1.03

Managed Risk Washington Mutual Investors Fund

Class P1:
6/30/2022[4,5]	$12.95	$.04	$(1.26)	$(1.22)	$(.15)	$—	$(.15)	$11.58	(9.45)%[6,14]	$3		.40%[7,14]		.35%[7,14]		.74%[7,14]		.60%[7,14]
12/31/2021	11.24	.16	1.79	1.95	(.24)	—	(.24)	12.95	17.46 [14]	2		.41	[14]	.36	[14]	.77	[14]	1.33	[14]
12/31/2020	12.01	.18	(.35)	(.17)	(.26)	(.34)	(.60)	11.24	(.93)[14]	2		.40	[14]	.35	[14]	.76	[14]	1.66	[14]
12/31/2019	11.28	.25	1.28	1.53	(.20)	(.60)	(.80)	12.01	14.14 [14]	1		.38	[14]	.33	[14]	.74	[14]	2.14	[14]
12/31/2018	13.04	.40	(1.27)	(.87)	(.45)	(.44)	(.89)	11.28	(6.99)[14]	—	[10]	.33	[14]	.28	[14]	.67	[14]	3.21	[14]
12/31/2017	11.67	.19	1.59	1.78	(.22)	(.19)	(.41)	13.04	15.48 [14]	—	[10]	.30	[14]	.25	[14]	.64	[14]	1.59	[14]
Class P2:
6/30/2022[4,5]	12.88	.02	(1.25)	(1.23)	(.14)	—	(.14)	11.51	(9.56)[6]	319		.67	[7]	.62	[7]	1.01	[7]	.25	[7]
12/31/2021	11.18	.11	1.79	1.90	(.20)	—	(.20)	12.88	17.11	371		.68		.62		1.03		.91
12/31/2020	11.91	.13	(.33)	(.20)	(.19)	(.34)	(.53)	11.18	(1.25)	355		.68		.63		1.04		1.18
12/31/2019	11.21	.18	1.31	1.49	(.19)	(.60)	(.79)	11.91	13.88	365		.68		.63		1.04		1.62
12/31/2018	12.96	.19	(1.10)	(.91)	(.40)	(.44)	(.84)	11.21	(7.38)	336		.68		.63		1.02		1.49
12/31/2017	11.61	.17	1.55	1.72	(.18)	(.19)	(.37)	12.96	15.03	367		.68		.63		1.02		1.43

Refer to the end of the tables for footnotes.

342	American Funds Insurance Series

Financial highlights (continued)

		(Loss) income from investment operations[1]				Dividends and distributions						Ratio of expenses		Ratio of expenses
Year ended	Net asset value, beginning of year	Net investment (loss) income		Net (losses) gains on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of year	Total return[2]	Net assets, end of year (in millions)	to average net assets before waivers/ reimburse- ments[12]		to average net assets after waivers/ reimburse- ments[2,12]		Net effective expense ratio[2,5,13]		Ratio of net (loss) income to average net assets[2]

Managed Risk Growth-Income Fund

Class P1:
6/30/2022[4,5]	$15.73	$.02		$(2.50)	$(2.48)	$(.14)	$(.31)	$(.45)	$12.80	(15.87)%[6]	$1,905	.41%[7]		.36%[7]		.64%[7]		.30%[7]
12/31/2021	14.01	.14		1.99	2.13	(.21)	(.20)	(.41)	15.73	15.32	2,328	.41		.36		.66		.96
12/31/2020	13.76	.17		1.08	1.25	(.26)	(.74)	(1.00)	14.01	9.85	2,120	.41		.36		.66		1.24
12/31/2019	11.73	.22		2.01	2.23	(.10)	(.10)	(.20)	13.76	19.14	1,987	.42		.37		.67		1.71
12/31/2018	12.66	(.02)		(.15)	(.17)	(.19)	(.57)	(.76)	11.73	(1.66)	1,662	.40		.35		.64		(.20)
12/31/2017	11.07	.19		2.03	2.22	(.13)	(.50)	(.63)	12.66	20.64 [14]	2	.44	[14]	.37	[14]	.66	[14]	1.61	[14]
Class P2:
6/30/2022[4,5]	15.64	—	[9]	(2.49)	(2.49)	(.13)	(.31)	(.44)	12.71	(16.01)[6]	277	.66	[7]	.61	[7]	.89	[7]	.04	[7]
12/31/2021	13.93	.10		1.98	2.08	(.17)	(.20)	(.37)	15.64	15.05	340	.66		.61		.91		.70
12/31/2020	13.69	.14		1.07	1.21	(.23)	(.74)	(.97)	13.93	9.58	315	.66		.61		.91		1.02
12/31/2019	11.67	.19		2.00	2.19	(.07)	(.10)	(.17)	13.69	18.84	283	.67		.62		.92		1.47
12/31/2018	12.58	.16		(.36)	(.20)	(.14)	(.57)	(.71)	11.67	(1.97)	230	.69		.64		.93		1.25
12/31/2017	11.02	.13		2.05	2.18	(.12)	(.50)	(.62)	12.58	20.40	206	.70		.63		.92		1.08

Managed Risk Asset Allocation Fund

Class P1:
6/30/2022[4,5]	$15.33	$.03		$(2.22)	$(2.19)	$(.20)	$(.48)	$(.68)	$12.46	(14.40)%[6]	$7	.41%[7]		.36%[7]		.64%[7]		.48%[7]
12/31/2021	13.84	.21		1.55	1.76	(.27)	—	(.27)	15.33	12.82	7	.41		.36		.66		1.43
12/31/2020	13.81	.25		.51	.76	(.21)	(.52)	(.73)	13.84	6.10	5	.41		.36		.66		1.91
12/31/2019	12.23	.26		1.92	2.18	(.03)	(.57)	(.60)	13.81	18.25	2	.41		.36		.65		2.01
12/31/2018	13.59	.22		(.80)	(.58)	(.25)	(.53)	(.78)	12.23	(4.63)	2	.37		.32		.59		1.67
12/31/2017	12.02	.19		1.60	1.79	(.10)	(.12)	(.22)	13.59	15.06	1,656	.43		.38		.66		1.45
Class P2:
6/30/2022[4,5]	14.93	.01		(2.16)	(2.15)	(.19)	(.48)	(.67)	12.11	(14.50)[6]	2,285	.66	[7]	.61	[7]	.89	[7]	.20	[7]
12/31/2021	13.45	.15		1.53	1.68	(.20)	—	(.20)	14.93	12.50	2,812	.66		.61		.91		1.03
12/31/2020	13.46	.15		.56	.71	(.20)	(.52)	(.72)	13.45	5.88	2,773	.66		.61		.91		1.15
12/31/2019	12.22	.19		1.93	2.12	(.31)	(.57)	(.88)	13.46	17.98	2,830	.66		.61		.90		1.51
12/31/2018	13.55	.17		(.79)	(.62)	(.18)	(.53)	(.71)	12.22	(4.89)	2,541	.62		.57		.84		1.27
12/31/2017	12.01	.15		1.61	1.76	(.10)	(.12)	(.22)	13.55	14.80	2,798	.68		.63		.91		1.13

Refer to the end of the tables for footnotes.

American Funds Insurance Series	343

Financial highlights (continued)

Portfolio turnover rate for all share classes	Six months ended	Year ended December 31,
excluding mortgage dollar roll transactions[15,16]	June 30, 2022[4,5,6]	2021	2020	2019	2018	2017
Capital Income Builder	24%	60%	110%	44%	42%	59%
Asset Allocation Fund	20	45	49	47	34	39
American Funds Global Balanced Fund	86	36	68	60	30	28
The Bond Fund of America	39	87	72	146	98	153
Capital World Bond Fund	45	64	88	110	78	74
American Funds Mortgage Fund	16	38	123	84	60	98
U.S. Government Securities Fund	31	126	112	103	76	120

Portfolio turnover rate for all share classes	Six months ended	Year ended December 31,
including mortgage dollar roll transactions[15,16]	June 30, 2022[4,5,6]	2021	2020	2019	2018	2017
Global Growth Fund	15%	18%	17%	14%	25%	31%
Global Small Capitalization Fund	21	29	38	50	43	33
Growth Fund	14	25	32	21	35	24
International Fund	20	44	40	32	29	29
New World Fund	20	43	70	38	58	56
Washington Mutual Investors Fund	15	90	40	37	49	34
Capital World Growth and Income Fund	22	85	36	29	49	41
Growth-Income Fund	16	24	33	27	39	27
International Growth and Income Fund	26	41	56	28	38	51
Capital Income Builder	51	93	184	72	98	88
Asset Allocation Fund	54	124	145	79	86	85
American Funds Global Balanced Fund	92	39	86	74	51	41
The Bond Fund of America	190	456	461	373	514	502
Capital World Bond Fund	72	91	145	159	125	105
American High-Income Trust	21	56	78	58	67	78
American Funds Mortgage Fund	634	975	1143	350	811	680
Ultra-Short Bond Fund	— [17]	— [17]	— [17]	— [17]	— [17]	— [17]
U.S. Government Securities Fund	297	433	867	277	446	551
Managed Risk Growth Fund	45	32	80	10	7	25
Managed Risk International Fund	37	24	71	8	8	25
Managed Risk Washington Mutual Investors Fund	36	16	101	13	11	32
Managed Risk Growth-Income Fund	33	13	38	6	14	26
Managed Risk Asset Allocation Fund	23	5	30	8	12	1

[1]	Based on average shares outstanding.
[2]	This column reflects the impact of certain waivers/reimbursements from CRMC. During some of the years shown, CRMC waived a portion of investment advisory services fees on some funds, including each of the managed risk funds. In addition, during some of the years shown, CRMC reimbursed a portion of miscellaneous fees and expenses for some of the managed risk funds.
[3]	Ratios do not include expenses of any Central Funds. The fund indirectly bears its proportionate share of the expenses of any Central Funds, if applicable.
[4]	Based on operations for a period that is less than a full year.
[5]	Unaudited.
[6]	Not annualized.
[7]	Annualized.
[8]	Class 1A shares began investment operations on January 6, 2017.
[9]	Amount less than $.01.
[10]	Amount less than $1 million.
[11]	Amount less than .01%.
[12]	This column does not include expenses of the underlying funds in which each fund invests.
[13]	This column reflects the net effective expense ratios for each fund and class, which include each class’s expense ratio combined with the weighted average net expense ratio of the underlying funds for the periods presented. Refer to the expense example for further information regarding fees and expenses.
[14]	All or a significant portion of assets in this class consisted of seed capital invested by CRMC and/or its affiliates. Certain fees (including, where applicable, fees for distribution services) are not charged or accrued on these seed capital assets. If such fees were paid by the fund on seed capital assets, fund expenses would have been higher and net income and total return would have been lower.
[15]	Refer to Note 5 for further information on mortgage dollar rolls.
[16]	Rates do not include the fund’s portfolio activity with respect to any Central Funds, if applicable.
[17]	Amount is either less than 1% or there is no turnover.

Refer to the notes to financial statements.

344	American Funds Insurance Series

Expense example	unaudited

The funds in American Funds Insurance Series serve as the underlying investment vehicle for various insurance products. As an owner of an insurance contract that invests in one of the funds in the series, you incur two types of costs: (1) transaction costs, such as initial sales charges on purchase payments and contingent deferred sales charges on redemptions (loads), and (2) ongoing costs, including management fees, distribution and service (12b-1) fees, and other expenses. Additional fees are charged by the insurance companies related to the various benefits they provide. This example is intended to help you understand your ongoing costs (in dollars) of investing in the underlying funds so you can compare these costs with the ongoing costs of investing in other mutual funds that serve a similar function in other annuity products. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period (January 1, 2022, through June 30, 2022).

Actual expenses:

The first line of each share class in the tables on the following pages provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading titled “Expenses paid during period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes:

The second line of each share class in the tables on the following pages provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio for the share class and an assumed rate of return of 5.00% per year before expenses, which is not the actual return of the share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5.00% hypothetical example with the 5.00% hypothetical examples that appear in the shareholder reports of the other funds.

Notes:

Additional fees are charged by the insurance companies related to the various benefits they provide. You can estimate the impact of these fees by adding the amount of the fees to the total estimated expenses you paid on your account during the period as calculated above. In addition, your ending account value would be lower by the amount of these fees.

Note that the expenses shown in the tables on the following pages are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the second line of each share class in the tables is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

American Funds Insurance Series	345

Expense example (continued)

	Beginning account value 1/1/2022	Ending account value 6/30/2022	Expenses paid during period[1]	Annualized expense ratio
Global Growth Fund
Class 1 – actual return	$1,000.00	$721.63	$2.13	.50%
Class 1 – assumed 5% return	1,000.00	1,022.32	2.51	.50
Class 1A – actual return	1,000.00	720.89	3.20	.75
Class 1A – assumed 5% return	1,000.00	1,021.08	3.76	.75
Class 2 – actual return	1,000.00	720.93	3.20	.75
Class 2 – assumed 5% return	1,000.00	1,021.08	3.76	.75
Class 4 – actual return	1,000.00	720.06	4.26	1.00
Class 4 – assumed 5% return	1,000.00	1,019.84	5.01	1.00
Global Small Capitalization Fund
Class 1 – actual return	$1,000.00	$680.14	$3.00	.72%
Class 1 – assumed 5% return	1,000.00	1,021.22	3.61	.72
Class 1A – actual return	1,000.00	679.46	4.04	.97
Class 1A – assumed 5% return	1,000.00	1,019.98	4.86	.97
Class 2 – actual return	1,000.00	679.13	4.04	.97
Class 2 – assumed 5% return	1,000.00	1,019.98	4.86	.97
Class 4 – actual return	1,000.00	678.74	5.08	1.22
Class 4 – assumed 5% return	1,000.00	1,018.74	6.11	1.22
Growth Fund
Class 1 – actual return	$1,000.00	$701.98	$1.43	.34%
Class 1 – assumed 5% return	1,000.00	1,023.11	1.71	.34
Class 1A – actual return	1,000.00	701.09	2.49	.59
Class 1A – assumed 5% return	1,000.00	1,021.87	2.96	.59
Class 2 – actual return	1,000.00	701.01	2.49	.59
Class 2 – assumed 5% return	1,000.00	1,021.87	2.96	.59
Class 3 – actual return	1,000.00	701.15	2.19	.52
Class 3 – assumed 5% return	1,000.00	1,022.22	2.61	.52
Class 4 – actual return	1,000.00	700.18	3.54	.84
Class 4 – assumed 5% return	1,000.00	1,020.63	4.21	.84
International Fund
Class 1 – actual return	$1,000.00	$774.70	$2.38	.54%
Class 1 – assumed 5% return	1,000.00	1,022.12	2.71	.54
Class 1A – actual return	1,000.00	773.42	3.47	.79
Class 1A – assumed 5% return	1,000.00	1,020.88	3.96	.79
Class 2 – actual return	1,000.00	773.69	3.47	.79
Class 2 – assumed 5% return	1,000.00	1,020.88	3.96	.79
Class 3 – actual return	1,000.00	773.59	3.17	.72
Class 3 – assumed 5% return	1,000.00	1,021.22	3.61	.72
Class 4 – actual return	1,000.00	772.17	4.57	1.04
Class 4 – assumed 5% return	1,000.00	1,019.64	5.21	1.04
New World Fund
Class 1 – actual return	$1,000.00	$762.76	$2.49	.57%
Class 1 – assumed 5% return	1,000.00	1,021.97	2.86	.57
Class 1A – actual return	1,000.00	761.75	3.58	.82
Class 1A – assumed 5% return	1,000.00	1,020.73	4.11	.82
Class 2 – actual return	1,000.00	761.59	3.58	.82
Class 2 – assumed 5% return	1,000.00	1,020.73	4.11	.82
Class 4 – actual return	1,000.00	761.06	4.67	1.07
Class 4 – assumed 5% return	1,000.00	1,019.49	5.36	1.07

Refer to the end of the tables for footnotes.

346	American Funds Insurance Series

Expense example (continued)

	Beginning account value 1/1/2022	Ending account value 6/30/2022	Expenses paid during period[1]	Annualized expense ratio
Washington Mutual Investors Fund
Class 1 – actual return	$1,000.00	$871.16	$1.21	.26%
Class 1 – assumed 5% return	1,000.00	1,023.51	1.30	.26
Class 1A – actual return	1,000.00	870.17	2.36	.51
Class 1A – assumed 5% return	1,000.00	1,022.27	2.56	.51
Class 2 – actual return	1,000.00	869.85	2.36	.51
Class 2 – assumed 5% return	1,000.00	1,022.27	2.56	.51
Class 4 – actual return	1,000.00	868.65	3.52	.76
Class 4 – assumed 5% return	1,000.00	1,021.03	3.81	.76
Capital World Growth and Income Fund
Class 1 – actual return	$1,000.00	$787.96	$1.86	.42%
Class 1 – assumed 5% return	1,000.00	1,022.71	2.11	.42
Class 1A – actual return	1,000.00	787.16	2.97	.67
Class 1A – assumed 5% return	1,000.00	1,021.47	3.36	.67
Class 2 – actual return	1,000.00	787.04	2.97	.67
Class 2 – assumed 5% return	1,000.00	1,021.47	3.36	.67
Class 4 – actual return	1,000.00	786.00	4.07	.92
Class 4 – assumed 5% return	1,000.00	1,020.23	4.61	.92
Growth-Income Fund
Class 1 – actual return	$1,000.00	$803.18	$1.25	.28%
Class 1 – assumed 5% return	1,000.00	1,023.41	1.40	.28
Class 1A – actual return	1,000.00	802.25	2.37	.53
Class 1A – assumed 5% return	1,000.00	1,022.17	2.66	.53
Class 2 – actual return	1,000.00	802.13	2.37	.53
Class 2 – assumed 5% return	1,000.00	1,022.17	2.66	.53
Class 3 – actual return	1,000.00	802.49	2.06	.46
Class 3 – assumed 5% return	1,000.00	1,022.51	2.31	.46
Class 4 – actual return	1,000.00	801.21	3.48	.78
Class 4 – assumed 5% return	1,000.00	1,020.93	3.91	.78
International Growth and Income Fund
Class 1 – actual return	$1,000.00	$810.03	$2.29	.51%
Class 1 – assumed 5% return	1,000.00	1,022.27	2.56	.51
Class 1A – actual return	1,000.00	808.58	3.36	.75
Class 1A – assumed 5% return	1,000.00	1,021.08	3.76	.75
Class 2 – actual return	1,000.00	808.41	3.36	.75
Class 2 – assumed 5% return	1,000.00	1,021.08	3.76	.75
Class 4 – actual return	1,000.00	807.59	4.48	1.00
Class 4 – assumed 5% return	1,000.00	1,019.84	5.01	1.00
Capital Income Builder
Class 1 – actual return	$1,000.00	$903.64	$1.23	.26%
Class 1 – assumed 5% return	1,000.00	1,023.51	1.30	.26
Class 1A – actual return	1,000.00	903.17	2.41	.51
Class 1A – assumed 5% return	1,000.00	1,022.27	2.56	.51
Class 2 – actual return	1,000.00	903.26	2.41	.51
Class 2 – assumed 5% return	1,000.00	1,022.27	2.56	.51
Class 4 – actual return	1,000.00	901.95	3.58	.76
Class 4 – assumed 5% return	1,000.00	1,021.03	3.81	.76

Refer to the end of the tables for footnotes.

American Funds Insurance Series	347

Expense example (continued)

	Beginning account value 1/1/2022	Ending account value 6/30/2022	Expenses paid during period[1]	Annualized expense ratio
Asset Allocation Fund
Class 1 – actual return	$1,000.00	$842.19	$1.37	.30%
Class 1 – assumed 5% return	1,000.00	1,023.31	1.51	.30
Class 1A – actual return	1,000.00	841.23	2.51	.55
Class 1A – assumed 5% return	1,000.00	1,022.07	2.76	.55
Class 2 – actual return	1,000.00	840.91	2.51	.55
Class 2 – assumed 5% return	1,000.00	1,022.07	2.76	.55
Class 3 – actual return	1,000.00	841.06	2.19	.48
Class 3 – assumed 5% return	1,000.00	1,022.41	2.41	.48
Class 4 – actual return	1,000.00	839.89	3.65	.80
Class 4 – assumed 5% return	1,000.00	1,020.83	4.01	.80
American Funds Global Balanced Fund
Class 1 – actual return	$1,000.00	$836.93	$2.87	.63%
Class 1 – assumed 5% return	1,000.00	1,021.67	3.16	.63
Class 1A – actual return	1,000.00	835.23	4.05	.89
Class 1A – assumed 5% return	1,000.00	1,020.38	4.46	.89
Class 2 – actual return	1,000.00	835.91	4.05	.89
Class 2 – assumed 5% return	1,000.00	1,020.38	4.46	.89
Class 4 – actual return	1,000.00	834.67	5.14	1.13
Class 4 – assumed 5% return	1,000.00	1,019.19	5.66	1.13
The Bond Fund of America
Class 1 – actual return	$1,000.00	$900.38	$.94	.20%
Class 1 – assumed 5% return	1,000.00	1,023.80	1.00	.20
Class 1A – actual return	1,000.00	899.08	2.07	.44
Class 1A – assumed 5% return	1,000.00	1,022.61	2.21	.44
Class 2 – actual return	1,000.00	898.60	2.12	.45
Class 2 – assumed 5% return	1,000.00	1,022.56	2.26	.45
Class 4 – actual return	1,000.00	897.76	3.29	.70
Class 4 – assumed 5% return	1,000.00	1,021.32	3.51	.70
Capital World Bond Fund
Class 1 – actual return	$1,000.00	$839.53	$2.14	.47%
Class 1 – assumed 5% return	1,000.00	1,022.46	2.36	.47
Class 1A – actual return	1,000.00	837.83	3.28	.72
Class 1A – assumed 5% return	1,000.00	1,021.22	3.61	.72
Class 2 – actual return	1,000.00	837.85	3.28	.72
Class 2 – assumed 5% return	1,000.00	1,021.22	3.61	.72
Class 4 – actual return	1,000.00	837.41	4.42	.97
Class 4 – assumed 5% return	1,000.00	1,019.98	4.86	.97
American High-Income Trust
Class 1 – actual return	$1,000.00	$875.82	$1.49	.32%
Class 1 – assumed 5% return	1,000.00	1,023.21	1.61	.32
Class 1A – actual return	1,000.00	873.98	2.65	.57
Class 1A – assumed 5% return	1,000.00	1,021.97	2.86	.57
Class 2 – actual return	1,000.00	874.79	2.65	.57
Class 2 – assumed 5% return	1,000.00	1,021.97	2.86	.57
Class 3 – actual return	1,000.00	874.18	2.32	.50
Class 3 – assumed 5% return	1,000.00	1,022.32	2.51	.50
Class 4 – actual return	1,000.00	873.17	3.81	.82
Class 4 – assumed 5% return	1,000.00	1,020.73	4.11	.82

Refer to the end of the tables for footnotes.

348	American Funds Insurance Series

Expense example (continued)

	Beginning account value 1/1/2022	Ending account value 6/30/2022	Expenses paid during period[1]	Annualized expense ratio
American Funds Mortgage Fund
Class 1 – actual return	$1,000.00	$932.26	$1.15	.24%
Class 1 – assumed 5% return	1,000.00	1,023.60	1.20	.24
Class 1A – actual return	1,000.00	930.57	2.39	.50
Class 1A – assumed 5% return	1,000.00	1,022.32	2.51	.50
Class 2 – actual return	1,000.00	930.65	2.39	.50
Class 2 – assumed 5% return	1,000.00	1,022.32	2.51	.50
Class 4 – actual return	1,000.00	929.47	3.59	.75
Class 4 – assumed 5% return	1,000.00	1,021.08	3.76	.75
Ultra-Short Bond Fund
Class 1 – actual return	$1,000.00	$1,000.89	$1.64	.33%
Class 1 – assumed 5% return	1,000.00	1,023.16	1.66	.33
Class 1A – actual return	1,000.00	999.99	1.64	.33
Class 1A – assumed 5% return	1,000.00	1,023.16	1.66	.33
Class 2 – actual return	1,000.00	999.08	2.87	.58
Class 2 – assumed 5% return	1,000.00	1,021.92	2.91	.58
Class 3 – actual return	1,000.00	999.09	2.53	.51
Class 3 – assumed 5% return	1,000.00	1,022.27	2.56	.51
Class 4 – actual return	1,000.00	998.18	4.11	.83
Class 4 – assumed 5% return	1,000.00	1,020.68	4.16	.83
U.S. Government Securities Fund
Class 1 – actual return	$1,000.00	$929.18	$1.10	.23%
Class 1 – assumed 5% return	1,000.00	1,023.65	1.15	.23
Class 1A – actual return	1,000.00	928.52	2.30	.48
Class 1A – assumed 5% return	1,000.00	1,022.41	2.41	.48
Class 2 – actual return	1,000.00	927.90	2.29	.48
Class 2 – assumed 5% return	1,000.00	1,022.41	2.41	.48
Class 3 – actual return	1,000.00	928.21	1.96	.41
Class 3 – assumed 5% return	1,000.00	1,022.76	2.06	.41
Class 4 – actual return	1,000.00	926.54	3.49	.73
Class 4 – assumed 5% return	1,000.00	1,021.17	3.66	.73

Refer to the end of the tables for footnotes.

American Funds Insurance Series	349

Expense example (continued)

	Beginning account value 1/1/2022	Ending account value 6/30/2022	Expenses paid during period[1,2]	Annualized expense ratio[2]	Effective expenses paid during period[3]	Effective annualized expense ratio[4]
Managed Risk Growth Fund
Class P1 – actual return	$1,000.00	$778.05	$1.59	.36%	$3.00	.68%
Class P1 – assumed 5% return	1,000.00	1,023.01	1.81	.36	3.41	.68
Class P2 – actual return	1,000.00	776.82	2.69	.61	4.10	.93
Class P2 – assumed 5% return	1,000.00	1,021.77	3.06	.61	4.66	.93
Managed Risk International Fund
Class P1 – actual return	$1,000.00	$843.21	$1.69	.37%	$3.98	.87%
Class P1 – assumed 5% return	1,000.00	1,022.96	1.86	.37	4.36	.87
Class P2 – actual return	1,000.00	841.68	2.92	.64	5.21	1.14
Class P2 – assumed 5% return	1,000.00	1,021.62	3.21	.64	5.71	1.14
Managed Risk Washington Mutual Investors Fund
Class P1 – actual return	$1,000.00	$905.49	$1.65	.35%	$3.50	.74%
Class P1 – assumed 5% return	1,000.00	1,023.06	1.76	.35	3.71	.74
Class P2 – actual return	1,000.00	904.43	2.93	.62	4.77	1.01
Class P2 – assumed 5% return	1,000.00	1,021.72	3.11	.62	5.06	1.01
Managed Risk Growth-Income Fund
Class P1 – actual return	$1,000.00	$841.25	$1.64	.36%	$2.92	.64%
Class P1 – assumed 5% return	1,000.00	1,023.01	1.81	.36	3.21	.64
Class P2 – actual return	1,000.00	839.91	2.78	.61	4.06	.89
Class P2 – assumed 5% return	1,000.00	1,021.77	3.06	.61	4.46	.89
Managed Risk Asset Allocation Fund
Class P1 – actual return	$1,000.00	$855.99	$1.66	.36%	$2.95	.64%
Class P1 – assumed 5% return	1,000.00	1,023.01	1.81	.36	3.21	.64
Class P2 – actual return	1,000.00	855.00	2.81	.61	4.09	.89
Class P2 – assumed 5% return	1,000.00	1,021.77	3.06	.61	4.46	.89

[1]	The “expenses paid during period” are equal to the “annualized expense ratio,” multiplied by the average account value over the period, multiplied by the number of days in the period, and divided by 365 (to reflect the one-half year period).
[2]	The “expenses paid during period” and “annualized expense ratio” do not include the expenses of the underlying funds in which each fund invests.
[3]	The “effective expenses paid during period” are equal to the “effective annualized expense ratio,” multiplied by the average account value over the period, multiplied by the number of days in the period, and divided by 365 (to reflect the period).
[4]	The “effective annualized expense ratio” reflects the net annualized expense ratio of the class plus the class’s pro-rata share of the weighted average expense ratio of the underlying funds in which it invests.

350	American Funds Insurance Series

Approval of Investment Advisory and Service Agreement — American Funds Insurance Series

The series’ board has approved the continuation of the series’ Investment Advisory and Service Agreement (the “agreement”) with Capital Research and Management Company (“CRMC”) for an additional one-year term through April 30, 2023. The agreement was amended to lower the current fee schedule resulting in an overall lower advisory fee for Global Growth Fund, Global Small Capitalization Fund, International Fund, New World Fund, Washington Mutual Investors Fund, Capital World Growth and Income Fund, International Growth and Income Fund, Capital Income Builder, American Funds Global Balanced Fund, The Bond Fund of America, Capital World Bond Fund, American High-Income Trust, American Funds Mortgage Fund, Ultra-Short Bond Fund and U.S. Government Securities Fund and to add additional advisory fee breakpoints for Growth Fund when the fund’s net assets exceed $44 billion, for Growth-Income Fund when the fund’s net assets exceed $44 billion, and for Asset Allocation Fund when the fund’s net assets exceed $34 billion. The board approved the agreement following the recommendation of the series’ Contracts Committee (the “committee”), which is composed of all the series’ independent board members. The board and the committee determined in the exercise of their business judgment that the advisory fee structure for each fund within the series was fair and reasonable in relation to the services provided, and that approving the agreement was in the best interests of each fund and its shareholders.

In reaching this decision, the board and the committee took into account their interactions with CRMC as well as information furnished to them throughout the year and otherwise provided to them, as well as information prepared specifically in connection with their review of the agreement, and were advised by their independent counsel with respect to the matters considered. They considered the following factors,among others, but did not identify any single issue or particular piece of information that, in isolation, was the controlling factor, and each board and committee member did not necessarily attribute the same weight to each factor.

1. Nature, extent and quality of services

The board and the committee considered the depth and quality of CRMC’s investment management process, including its global research capabilities; the experience, capability and integrity of its senior management and other personnel; the low turnover rates of its key personnel; the overall financial strength and stability of CRMC and the Capital Group organization; the resources and systems CRMC devotes to investment management (the manner in which each fund’s assets are managed, including liquidity management), financial, investment operations, compliance, trading, proxy voting, shareholder communications, and other services; and the ongoing evolution of CRMC’s organizational structure designed to maintain and strengthen these qualities. The board and the committee also considered the nature, extent and quality of administrative and shareholder services provided by CRMC to the funds under the agreement and other agreements, as well as the benefits to each fund’s shareholders from investing in a fund that is part of a large family of funds. The board and the committee considered the risks assumed by CRMC in providing services to the funds,including operational, business, financial, reputational, regulatory and litigation risks. The board and the committee concluded that the nature, extent and quality of the services provided by CRMC have benefited and should continue to benefit each fund and its shareholders.

2. Investment results

The board and the committee considered the investment results of each fund in light of its objectives. They compared each fund’s investment results with those of other funds (including funds that currently form the basis of the Lipper index for the category in which each fund is included),and data such as relevant market and fund indexes over various periods (including each fund’s lifetime) through September 30, 2021. They generally placed greater emphasis on investment results over longer term periods. On the basis of this evaluation and the board’s and the committee’s ongoing review of investment results, and considering the relative market conditions during certain reporting periods, the board and the committee concluded that each fund’s investment results have been satisfactory for renewal of the agreement, and that CRMC’s record in managing the funds indicated that its continued management should benefit each fund and its shareholders.

3. Advisory fees and total expenses

The board and the committee compared the advisory fees and total expense levels of each fund to those of other relevant funds. They observed that the advisory fees and total expenses of each fund generally compared favorably to those of other similar funds included in the comparable Lipper category. The board and the committee also considered the breakpoint discounts in each fund’s advisory fee structure that reduce the level of fees charged by CRMC to the fund as fund assets increase. The board also

American Funds Insurance Series	351

considered and approved the amended fee schedule to the agreement that lowered the current fee schedule and resulted in an overall lower advisory fee. The board noted that there would be no diminution in services provided as a result of the lower advisory fee for certain funds.

In addition, the board and committee reviewed information regarding the effective advisory fees charged to non-mutual fund clients by CRMC and its affiliates. They noted that, to the extent there were differences between the advisory fees paid by each fund and the advisory fees paid by those clients,the differences appropriately reflected the investment, operational, regulatory and market differences between advising the funds and the other clients. The board and the committee concluded that each fund’s cost structure was fair and reasonable in relation to the services provided, as well as in relation to the risks assumed by the adviser in sponsoring and managing each fund, and that each fund’s shareholders receive reasonable value in return for the advisory fees and other amounts paid to CRMC by the funds.

4. Ancillary benefits

The board and the committee considered a variety of other benefits that CRMC and its affiliates receive as a result of CRMC’s relationship with the series and other American Funds, including fees for administrative services provided to certain share classes; fees paid to CRMC’s affiliated transfer agent; sales charges and distribution fees received and retained by the series’ principal underwriter, an affiliate of CRMC; and possible ancillary benefits to CRMC and its institutional management affiliates in managing other investment vehicles. The board and the committee reviewed CRMC’s portfolio trading practices, noting that through December 31, 2018, CRMC benefited from research obtained with commissions from portfolio transactions made on behalf of each fund, and since that time has undertaken to bear the cost of obtaining such research. The board and the committee took these ancillary benefits into account in evaluating the reasonableness of the other amounts paid to CRMC by the funds.

5. Adviser financial information

The board and the committee reviewed information regarding CRMC’s costs of providing services to the American Funds, including personnel, systems and resources of investment, compliance, trading, accounting and other administrative operations. They considered CRMC’s costs and related cost allocation methodology as well as its track record of investing in technology, infrastructure and staff to maintain and expand services and capabilities, respond to industry and regulatory developments, and attract and retain qualified personnel. They noted information regarding the compensation structure for CRMC’s investment professionals. They reviewed information on the profitability of the investment adviser and its affiliates. The board and the committee also compared CRMC’s profitability and compensation data to the reported results and data of several large, publicly held investment management companies. The board and the committee noted the competitiveness and cyclicality of both the mutual fund industry and the capital markets, and the importance in that environment of CRMC’s long-term profitability for maintaining its independence,company culture and management continuity. They further considered the breakpoint discounts in the funds’ advisory fee structure and CRMC’s sharing of potential economies of scale, or efficiencies, through breakpoints and other fee reductions and costs voluntarily absorbed. The board and the committee concluded that each fund’s advisory fee structure reflected a reasonable sharing of benefits between CRMC and the funds’ shareholders.

352	American Funds Insurance Series

Approval of Investment Advisory and Service Agreement and Subadvisory Agreement — American Funds Insurance Series Managed Risk Funds

The series’ board has approved the continuation of the series’ Investment Advisory and Service Agreement (the “advisory agreement”) with Capital Research and Management Company (“CRMC”) with respect to the Managed Risk Funds for an additional one-year term through April 30, 2023. The board has also approved the series’ Subadvisory Agreement (the “subadvisory agreement”) with CRMC and Milliman Financial Risk Management LLC (“Milliman FRM”) with respect to these funds for the same term. The advisory and subadvisory agreements are jointly referred to below as the “agreements.” The board approved the agreements following the recommendation of the series’ Contracts Committee (the “committee”), which is composed of all the series’ independent board members. The board and the committee determined in the exercise of their business judgment that the advisory fee structure for each fund within the series was fair and reasonable in relation to the services provided, and that approving the agreements was in the best interests of each fund and its shareholders.

In reaching this decision, the board and the committee took into account their interactions with CRMC and Milliman FRM as well as information furnished to them throughout the year and otherwise provided to them, as well as information prepared specifically in connection with their review of the agreements, and were advised by their independent counsel with respect to the matters considered. They considered the following factors,among others, but did not identify any single issue or particular piece of information that, in isolation, was the controlling factor, and each board and committee member did not necessarily attribute the same weight to each factor.

1. Nature, extent and quality of services

The board and the committee considered the depth and quality of CRMC’s investment management process, including its global research capabilities; the experience, capability and integrity of its senior management and other personnel; the low turnover rates of its key personnel; the overall financial strength and stability of CRMC and the Capital Group organization; the resources and systems CRMC devotes to investment management (the manner in which each fund’s assets are managed, including liquidity management), financial, investment operations, compliance, trading, proxy voting, shareholder communications, and other services; and the ongoing evolution of CRMC’s organizational structure designed to maintain and strengthen these qualities. The board and the committee also considered the nature, extent and quality of the oversight of Milliman FRM’s services provided by CRMC, administrative and shareholder services provided by CRMC to the funds under the advisory agreement and other agreements, as well as the benefits to each fund’s shareholders from investing in a fund that is part of a large family of funds. The board and the committee considered the risks assumed by CRMC in providing services to the funds,including operational, business, financial, reputational, regulatory and litigation risks. The board and the committee concluded that the nature, extent and quality of the services provided by CRMC have benefited and should continue to benefit each fund and its shareholders.

The board and the committee also considered the depth and quality of Milliman FRM’s investment management process, including its experience in applying the Milliman Managed Risk Strategy to other funds in the series and risk management services for other clients; the experience, capability and integrity of its senior management and other personnel; and the services provided to each fund under the subadvisory agreement. The board and the committee concluded that the nature, extent and quality of the services provided by Milliman FRM have benefited and should continue to benefit each fund and its shareholders.

2. Investment results

The board and the committee considered the investment results of each fund in light of its objectives. They compared each fund’s investment results with those of other funds (including funds that currently form the basis of the Lipper index for the category in which each fund is included),and data such as relevant market and fund indexes over various periods (including each fund’s lifetime) through September 30, 2021. They generally placed greater emphasis on investment results over longer term periods. The board and the committee also considered the volatility of the funds compared with the S&P 500 Managed Risk indexes and those of a group of funds with volatility management strategies identified by management over various periods (including each fund’s lifetime) through September 30, 2021. On the basis of this evaluation and the board’s and the committee’s ongoing review of investment results, and considering the relative market conditions during certain reporting periods, the board and the committee concluded that each fund’s investment results and the results of the services provided by CRMC and Milliman FRM have been satisfactory for renewal of the agreements, and that CRMC’s and Milliman FRM’s record in managing the funds indicated that their continued management should benefit each fund and its shareholders.

American Funds Insurance Series	353

3. Advisory fees and total expenses

The board and the committee compared the advisory fees and total expense levels of each fund to those of other relevant funds. The board and the committee noted CRMC’s waiver of a portion of the advisory fee payable by each fund under the advisory agreement, CRMC’s commitment not to remove the waiver without board approval and CRMC’s agreement to pay the fees due to Milliman FRM under the subadvisory agreement. They observed that each fund’s advisory fees and total expenses generally compared favorably to those of other similar funds included in the comparable Lipper category.

The board and the committee also considered the breakpoint discounts in each underlying fund’s advisory fee structure that reduce the level of fees charged by CRMC to the underlying fund as its assets increase. In addition, they reviewed information regarding the effective advisory fees charged to non-mutual fund clients by CRMC and its affiliates. They noted that, to the extent there were differences between the advisory fees paid by each fund and the advisory fees paid by those clients,the differences appropriately reflected the investment, operational, regulatory and market differences between advising the funds and the other clients. They also reviewed the fees paid to Milliman FRM by other funds which it advised or subadvised. The board and the committee concluded that each fund’s cost structure was fair and reasonable in relation to the services that CRMC provided, directly and through Milliman FRM, as well as in relation to the risks assumed by the adviser in sponsoring and managing each fund, and that each fund’s shareholders receive reasonable value in return for the advisory fees and other amounts paid to CRMC (and indirectly to Milliman FRM) by the funds.

4. Ancillary benefits

The board and the committee considered a variety of other benefits that CRMC and its affiliates receive as a result of CRMC’s relationship with the series and the other American Funds, including fees for administrative services provided to certain share classes; fees paid to CRMC’s affiliated transfer agent; sales charges and distribution fees received and retained by the series’ principal underwriter, an affiliate of CRMC; and possible ancillary benefits to CRMC and its institutional management affiliates in managing other investment vehicles. The board and the committee reviewed CRMC’s portfolio trading practices, noting that through December 31, 2018, CRMC benefited from research obtained with commissions from portfolio transactions made on behalf of each fund, and since that time has undertaken to bear the cost of obtaining such research. The board and the committee also reviewed similar ancillary benefits received by Milliman FRM as a result of its relationship with the series. The board and the committee took these ancillary benefits into account in evaluating the reasonableness of the advisory fees and other amounts paid to CRMC (and indirectly to Milliman FRM) by each fund.

354	American Funds Insurance Series

5. Adviser financial information

The board and the committee reviewed information regarding CRMC’s costs of providing services to the American Funds, including personnel, systems and resources of investment, compliance, trading, accounting and other administrative operations. They considered CRMC’s costs and related cost allocation methodology as well as its track record of investing in technology, infrastructure and staff to maintain and expand services and capabilities, respond to industry and regulatory developments, and attract and retain qualified personnel. They noted information regarding the compensation structure for CRMC’s investment professionals. They reviewed information on the profitability of the investment adviser and its affiliates. The board and the committee also compared CRMC’s profitability and compensation data to the reported results and data of several large, publicly held investment management companies. The board and the committee noted the competitiveness and cyclicality of both the mutual fund industry and the capital markets, and the importance in that environment of CRMC’s long-term profitability for maintaining its independence,company culture and management continuity. They further considered the breakpoint discounts in the funds’ advisory fee structure and CRMC’s sharing of potential economies of scale, or efficiencies, through breakpoints and other fee reductions and costs voluntarily absorbed. The board and the committee concluded that each fund’s advisory fee structure reflected a reasonable sharing of benefits between CRMC and the funds’ shareholders.

American Funds Insurance Series	355

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356	American Funds Insurance Series

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American Funds Insurance Series	357

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358	American Funds Insurance Series

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American Funds Insurance Series	359

Office of the series

333 South Hope Street

Los Angeles, CA 90071-1406

Investment adviser

Capital Research and Management Company

333 South Hope Street

Los Angeles, CA 90071-1406

Investment subadviser

Milliman Financial Risk Management LLC

(Managed Risk Funds only)

71 South Wacker Drive, 31st Floor

Chicago, IL 60606-4637

Custodian of assets

State Street Bank and Trust Company

One Lincoln Street

Boston, MA 02111-2900

Counsel

Morgan, Lewis & Bockius LLP

One Federal Street

Boston, MA 02110-1726

Independent registered public accounting firm

PricewaterhouseCoopers LLP

601 South Figueroa Street

Los Angeles, CA 90017-3874

360	American Funds Insurance Series

Investors should carefully consider investment objectives, risks, charges and expenses. This and other important information is contained in the series prospectuses and summary prospectuses, which can be obtained from your financial professional and should be read carefully before investing. You may also call American Funds Service Company (AFS) at (800) 421-4225 or visit the Capital Group website at capitalgroup.com/afis.

“American Funds Proxy Voting Procedures and Principles” — which describes how we vote proxies relating to portfolio securities — is available on the Capital Group website or upon request by calling AFS. The series files its proxy voting record with the U.S. Securities and Exchange Commission (SEC) for the 12 months ended June 30 by August 31. The proxy voting record is available free of charge on the SEC website at sec.gov and on the Capital Group website.

American Funds Insurance Series files a complete list of its portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form NPORT-P. This filing is available free of charge on the SEC website and on our website.

This report is for the information of American Funds Insurance Series investors, but it also may be used as sales literature when preceded or accompanied by the current prospectuses or summary prospectuses for American Funds Insurance Series and the prospectus for the applicable insurance contract, which give details about charges, expenses, investment objectives and operating policies of the series. If used as sales material after September 30, 2022, this report must be accompanied by a statistical update for the most recently completed calendar quarter.

Fund attribution data was produced using FactSet, a third-party software system, based on daily portfolios. Securities in their initial period of acquisition may not be included in this analysis. The analysis includes equity investments only and excludes forward contracts and fixed income investments, if applicable. It does not account for buy-and-sell transactions that might have occurred intraday. As a result, average portfolio weight percentages are approximate, and the actual average portfolio weight percentages might be higher or lower. Data elements, such as pricing, income, market cap, etc., were provided by FactSet. The indexes provided for attribution are based on FactSet’s methodology. The indexes are broad-based market benchmarks and may not be used by Capital Group® as the sole comparative index for the funds. Capital Group believes the software and information from FactSet to be reliable. However, Capital Group cannot be responsible for inaccuracies, incomplete information or updating of information by FactSet.

Hedge instruments, including exchange-traded futures contracts and exchange-traded put options, may not provide an effective hedge of the underlying securities because changes in the prices of such instruments may not track those of the securities they are intended to hedge. In addition, the managed risk strategy may not effectively protect the funds from market declines and will limit the funds’ participation in market gains. The use of the managed risk strategy could cause the funds’ returns to lag those of the underlying funds in certain market conditions.

BLOOMBERG® is a trademark and service mark of Bloomberg Finance L.P. and its affiliates (collectively “Bloomberg”). Bloomberg or Bloomberg’s licensors own all proprietary rights in the Bloomberg Indices. Neither Bloomberg nor Bloomberg’s licensors approves or endorses this material, or guarantees the accuracy or completeness of any information herein, or makes any warranty, express or implied, as to the results to be obtained therefrom and, to the maximum extent allowed by law, neither shall have any liability or responsibility for injury or damages arising in connection therewith. MSCI has not approved, reviewed or produced this report, makes no express or implied warranties or representations and is not liable whatsoever for any data in the report. You may not redistribute the MSCI data or use it as a basis for other indices or investment products. The S&P 500 is a product of S&P Dow Jones Indices LLC and/or its affiliates and has been licensed for use by Capital Group. Copyright © 2022 S&P Dow Jones Indices LLC, a division of S&P Global, and/or its affiliates. All rights reserved. Redistribution or reproduction in whole or in part is prohibited without written permission of S&P Dow Jones Indices LLC.

American Funds Distributors, Inc., member FINRA.

The Capital Advantage®

Since 1931, Capital Group, home of American Funds, has helped investors pursue long-term investment success. Our consistent approach — in combination with The Capital SystemSM — has resulted in superior outcomes.

Aligned with investor success

We base our decisions on a long-term perspective, which we believe aligns our goals with the interests of our clients. American Funds Insurance Series portfolio managers average 28 years of investment industry experience, including 23 years at our company, reflecting a career commitment to our long-term approach.1

The Capital System

The Capital System combines individual accountability with teamwork. Funds using The Capital System are divided into portions that are managed independently by investment professionals with diverse backgrounds, ages and investment approaches. An extensive global research effort is the backbone of our system.

American Funds Insurance Series’ superior outcomes

American Funds Insurance Series equity funds have beaten their comparable Lipper indexes in 89% of 10-year periods and 100% of 20-year periods.2 Our fixed income funds have helped investors achieve diversification through attention to correlation between bonds and equities.3 We strive to keep management fees competitive. Over the past 20 years, most funds’ fees have been below industry averages.4

[1]	Portfolio manager experience as of the American Funds Insurance Series prospectus dated May 1, 2022.
[2]	Based on Class 1 share results for rolling calendar-year periods starting the first full calendar year after each fund’s inception through December 31, 2021. Periods covered are the shorter of the fund’s lifetime or since the inception date of the comparable Lipper index or average. The comparable Lipper indexes are: Capital World Funds Index (Global Growth Fund, Capital World Growth and Income Fund), Growth Funds Index (Growth Fund), International Funds Index (International Fund), Emerging Markets Funds Index (New World Fund), Growth & Income Funds Index (Washington Mutual Investors Fund, Growth and Income Fund) and Balanced Funds Index (Asset Allocation Fund). The Lipper Global Small-/Mid-Cap Funds Average was used for Global Small Capitalization Fund. Lipper source: Refinitiv Lipper. There have been periods when the fund has lagged the index.
[3]	Based on Class 1 share results as of December 31, 2021. Three of our five fixed income funds showed a three-year correlation below 0.3. Standard & Poor’s 500 Index was used as an equity market proxy. Correlation based on monthly total returns. Correlation is a statistical measure of how two securities move in relation to each other. A correlation ranges from –1 to 1. A positive correlation close to 1 implies that as one security moves, either up or down, the other security will move in “lockstep,” in the same direction. A negative correlation close to –1 indicates that the securities have moved in the opposite direction.
[4]	Based on management fees for the 20-year period ended December 31, 2021, versus comparable Lipper categories, excluding funds of funds.

All Capital Group trademarks mentioned are owned by The Capital Group Companies, Inc., an affiliated company or fund. All other company and product names mentioned are the property of their respective companies.

American Funds Insurance Series® Portfolio SeriesSM Semi-annual report for the six months ended June 30, 2022

Portfolios that invest
in global companies
for the long term

American Funds Insurance Series — Portfolio Series, from Capital Group, serves as an underlying investment vehicle for variable annuities and insurance products. For over 90 years, Capital Group has invested with a long-term focus based on thorough research and attention to risk.

American Funds Global Growth PortfolioSM seeks to provide long-term growth of capital.

American Funds Growth and Income PortfolioSM seeks to provide long-term growth of capital while providing current income.

American Funds Managed Risk Growth PortfolioSM seeks to provide long-term growth of capital while seeking to manage volatility and provide downside protection.

American Funds Managed Risk Growth and Income PortfolioSM seeks to provide long-term growth of capital and current income while seeking to manage volatility and provide downside protection.

American Funds Managed Risk Global Allocation PortfolioSM seeks to provide high total return (including income and capital gains) consistent with preservation of capital over the long term while seeking to manage volatility and provide downside protection.

Figures shown are past results and are not predictive of results in future periods. Current and future results may be lower or higher than those shown. Prices and returns will vary, so investors may lose money. Investing for short periods makes losses more likely. For current information and month-end results, visit capitalgroup.com/afis. For information about your insurance contract and month-end results, go to the website of the company that issued your contract.

Here are the average annual total returns on a $1,000 investment with all distributions reinvested for periods ended June 30, 2022. Also shown are the estimated gross and net expense ratios as of the series prospectus dated May 1, 2022:

	Cumulative total returns	Average annual total returns		Gross	Net
	1 year	5 years	Lifetime*	expense ratios	expense ratios

American Funds Global Growth Portfolio, Class 4	–25.34%	6.22%	6.22%	0.98%	0.98%
American Funds Growth and Income Portfolio, Class 4	–13.41	5.60	5.41	0.81	0.81
American Funds Managed Risk Growth Portfolio, Class P2	–16.14	4.84	4.42	1.00	0.95
American Funds Managed Risk Growth and Income Portfolio, Class P2	–11.32	3.86	3.65	0.98	0.93
American Funds Managed Risk Global Allocation Portfolio, Class P2	–15.45	2.54	2.44	1.11	1.06

*	Since May 1, 2015, for all funds.

Investment results assume all distributions are reinvested and reflect applicable fees and expenses. The investment adviser is currently waiving a portion of its management fee equal to 0.05% of each fund’s daily net assets for the three managed risk portfolios. Investment results and net expense ratios shown reflect the waiver, without which the results would have been lower and the expenses would have been higher. This waiver will be in effect through at least May 1,2023, unless modified or terminated by the series board. The waiver may only be modified or terminated with the approval of the series board. Refer to the funds’ most recent prospectus for details.

Investing outside the United States involves risks such as currency fluctuations, periods of illiquidity and price volatility, as more fully described in the funds’ prospectuses. These risks may be heightened in connection with investments in developing countries. Small-company stocks entail additional risks, and they can fluctuate in price more than larger company stocks. The return of principal for bond funds and funds with significant underlying bond holdings is not guaranteed. Fund shares are subject to the same interest rate, inflation and credit risks associated with the underlying bond holdings. Lower rated bonds are subject to greater fluctuations in value and risk of loss of income and principal than higher rated bonds. Hedge instruments, including exchange-traded futures contracts and exchange-traded put options, may not provide an effective hedge of the underlying securities because changes in the prices of such instruments may not track those of the securities they are intended to hedge. In addition, the managed risk strategy may not effectively protect the funds from market declines and will limit the funds’ participation in market gains. The use of the managed risk strategy could cause the funds’ returns to lag those of the underlying funds in certain market conditions. Refer to the funds’ prospectuses and the Risk Factors section of this report for more information on these and other risks associated with investing in the funds.

Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value.

Fellow investors:

Results for American Funds Insurance Series Portfolio Series for the periods ended June 30, 2022, are shown in the table on the following page, as well as results of the fund’s benchmarks.

For additional information about the series, its results, holdings and the Portfolio Solutions Committee, visit capitalgroup.com/afis. You can also access information about Capital Group’s American Funds and read our insights about the markets, retirement, saving for college, investing fundamentals and more at capitalgroup.com.

Contents

1	Letter to investors

2	Results at a glance

Investment portfolios

3	American Funds Global Growth Portfolio

4	American Funds Growth and Income Portfolio

6	American Funds Managed Risk Growth Portfolio

8	American Funds Managed Risk Growth and Income Portfolio

11	American Funds Managed Risk Global Allocation Portfolio

13	Financial statements

Allocations may not achieve fund objectives. The portfolios’ risks are directly related to the risks of the underlying funds. Underlying fund allocations are as of June 2022. Allocation percentages and underlying funds are subject to the Portfolio Solutions Committee’s discretion and will evolve over time. Underlying funds may be added or removed during the year.

American Funds Insurance Series – Portfolio Series	1

Results at a glance

For periods ended June 30, 2022, with all distributions reinvested

	Cumulative total returns		Average annual total returns
				Lifetime
	6 months	1 year	5 years	(since 5/1/15)

American Funds Global Growth Portfolio (Class 4)	–26.98%	–25.34%	6.22%	6.22%
MSCI ACWI (All Country World Index)[1]	–20.18	–15.75	7.00	6.38
Morningstar U.S. Insurance World Large-Stock Growth Category Average[2]	–26.89	–24.31	7.02	6.74
American Funds Growth and Income Portfolio (Class 4)	–17.05	–13.41	5.60	5.41
70%/30% S&P 500/Bloomberg U.S. Aggregate Index[3]	–17.07	–10.30	8.39	7.97
Morningstar U.S. Insurance — 50% to 70% Equity Allocation Category Average[2]	–16.50	–13.00	4.85	4.63
American Funds Managed Risk Growth Portfolio (Class P2)	–18.87	–16.14	4.84	4.42
S&P 500 Managed Risk Index — Moderate[4]	–13.22	–6.26	6.66	6.12
American Funds Managed Risk Growth and Income Portfolio (Class P2)	–14.46	–11.32	3.86	3.65
S&P 500 Managed Risk Index — Moderate[4]	–13.22	–6.26	6.66	6.12
American Funds Managed Risk Global Allocation Portfolio (Class P2)	–17.80	–15.45	2.54	2.44
S&P Global LargeMidCap Managed Risk Index — Moderate[4]	–14.84	–11.46	4.52	3.79
S&P 500 Index[5]	–19.96	–10.62	11.31	10.60
Bloomberg U.S. Aggregate Index[6]	–10.35	–10.29	0.88	1.24
Bloomberg Global Aggregate Index[7]	–13.91	–15.25	–0.55	0.22

The market indexes shown are unmanaged and, therefore, have no expenses. Investors cannot invest directly in an index.

[1]	Source: MSCI. MSCI ACWI is a free float-adjusted, market capitalization-weighted index that is designed to measure equity market results in the global developed and emerging markets, consisting of more than 40 developed and emerging market country indexes. Index results reflect dividends net of withholding taxes.
[2]	Source: Morningstar, Inc.
[3]	The 70%/30% Blended Index weights the total returns of the S&P 500 and Bloomberg U.S. Aggregate Indexes at the corresponding percentages. The blend is rebalanced monthly.
[4]	Source: S&P Dow Jones Indices LLC. The S&P Managed Risk Index Series is designed to simulate a dynamic protective portfolio that allocates between the underlying equity index and cash, based on realized volatilities of the underlying equity and bond indices, while maintaining a fixed allocation to the underlying bond index. These indices are generated and published under agreements between S&P Dow Jones Indices and Milliman Financial Risk Management LLC.
[5]	Source: S&P Dow Jones Indices LLC. S&P 500 is a market capitalization-weighted index based on the results of approximately 500 widely held common stocks.
[6]	Source: Bloomberg Index Services Ltd. Bloomberg U.S. Aggregate Index represents the U.S. investment-grade fixed-rate bond market.
[7]	Source: Bloomberg Index Services Ltd. Bloomberg Global Aggregate Index represents the global investment-grade fixed income markets.

The Portfolio Series features five objective-based portfolios that offer retirement investors a structured approach with broad diversification.

The funds invest in underlying American Funds Insurance Series funds that are aligned to help investors pursue retirement goals such as accumulating assets, planning an income strategy or preserving capital.

The Portfolio Series funds are actively monitored; allocations and funds may change. The managed risk strategy is operated by Milliman Financial Risk Management LLC.

2	American Funds Insurance Series – Portfolio Series

American Funds Global Growth Portfolio
Investment portfolio June 30, 2022	unaudited

Growth funds 80.09%	Shares	Value (000)
American Funds Insurance Series - Global Growth Fund, Class 1	642,278	$18,671
American Funds Insurance Series - Growth Fund, Class 1	160,759	12,315
American Funds Insurance Series - Global Small Capitalization Fund, Class 1[1]	586,376	9,159
American Funds Insurance Series - International Fund, Class 1	404,572	6,137
American Funds Insurance Series - New World Fund, Class 1	140,364	3,090

Total growth funds (cost: $61,603,000)		49,372

Growth-and-income funds 20.00%
American Funds Insurance Series - Capital World Growth and Income Fund, Class 1	1,088,172	12,329

Total growth-and-income funds (cost: $14,626,000)		12,329
Total investment securities 100.09% (cost: $76,229,000)		61,701
Other assets less liabilities (0.09)%		(54)

Net assets 100.00%		$61,647

Investments in affiliates2

	Value of affiliates at 1/1/2022 (000)	Additions (000)	Reductions (000)	Net realized (loss) gain (000)	Net unrealized depreciation (000)	Value of affiliates at 6/30/2022 (000)	Dividend income (000)	Capital gain distributions received (000)
Growth funds 80.09%
American Funds Insurance Series - Global Growth Fund, Class 1	$25,184	$3,302	$373	$(41)	$(9,401)	$18,671	$49	$2,268
American Funds Insurance Series - Growth Fund, Class 1	16,742	3,222	702	(94)	(6,853)	12,315	20	1,931
American Funds Insurance Series - Global Small Capitalization Fund, Class 1[1]	12,680	4,068	115	(34)	(7,440)	9,159	—	3,329
American Funds Insurance Series - International Fund, Class 1	8,437	1,078	605	(130)	(2,643)	6,137	32	900
American Funds Insurance Series - New World Fund, Class 1	4,217	328	148	(34)	(1,273)	3,090	17	300
						49,372

Growth-and-income funds 20.00%
American Funds Insurance Series - Capital World Growth and Income Fund, Class 1	16,853	3,271	1,406	5	(6,394)	12,329	78	2,897
Total 100.09%				$(328)	$(34,004)	$61,701	$196	$11,625

[1]	Fund did not produce income during the last 12 months.
[2]	Part of the same “group of investment companies” as the fund as defined under the Investment Company Act of 1940, as amended.

Refer to the notes to financial statements.

American Funds Insurance Series – Portfolio Series	3

American Funds Growth and Income Portfolio
Investment portfolio June 30, 2022	unaudited

Growth funds 9.62%	Shares	Value (000)
American Funds Insurance Series - Growth Fund, Class 1	399,724	$30,623

Total growth funds (cost: $31,496,000)		30,623

Growth-and-income funds 39.40%
American Funds Insurance Series - Growth-Income Fund, Class 1	1,287,541	62,819
American Funds Insurance Series - Capital World Growth and Income Fund, Class 1	5,525,370	62,602

Total growth-and-income funds (cost: $146,690,000)		125,421

Asset allocation funds 9.96%
American Funds Insurance Series - Asset Allocation Fund, Class 1	1,446,423	31,706

Total asset allocation funds (cost: $40,965,000)		31,706

Equity-income funds 10.16%
American Funds Insurance Series - Capital Income Builder, Series 1	2,976,136	32,351

Total equity-income funds (cost: $28,872,000)		32,351

Fixed income funds 30.95%
American Funds Insurance Series - The Bond Fund of America, Class 1	9,933,324	98,538

Total fixed income funds (cost: $111,814,000)		98,538
Total investment securities 100.09% (cost: $359,837,000)		318,639
Other assets less liabilities (0.09)%		(273)

Net assets 100.00%		$318,366

4	American Funds Insurance Series – Portfolio Series

American Funds Growth and Income Portfolio (continued)

Investments in affiliates1

	Value of affiliates at 1/1/2022 (000)	Additions (000)	Reductions (000)	Net realized (loss) gain (000)	Net unrealized depreciation (000)	Value of affiliates at 6/30/2022 (000)	Dividend income (000)	Capital gain distributions received (000)
Growth funds 9.62%
American Funds Insurance Series - Growth Fund, Class 1	$37,645	$10,228	$591	$(52)	$(16,607)	$30,623	$49	$4,750

Growth-and-income funds 39.40%
American Funds Insurance Series - Growth-Income Fund, Class 1	75,346	9,794	687	(44)	(21,590)	62,819	206	6,454
American Funds Insurance Series - Capital World Growth and Income Fund, Class 1	75,361	18,985	407	(128)	(31,209)	62,602	396	14,711
						125,421

Asset allocation funds 9.96%
American Funds Insurance Series - Asset Allocation Fund, Class 1	37,647	3,579	—	—	(9,520)	31,706	147	3,432

Equity-income funds 10.16%
American Funds Insurance Series - Capital Income Builder, Series 1	37,800	402	1,977	9	(3,883)	32,351	402	—

Fixed income funds 30.95%
American Funds Insurance Series - The Bond Fund of America, Class 1	113,219	5,768	7,581	(638)	(12,230)	98,538	582	1,145
Total 100.09%				$(853)	$(95,039)	$318,639	$1,782	$30,492

[1]	Part of the same “group of investment companies” as the fund as defined under the Investment Company Act of 1940, as amended.

Refer to the notes to financial statements.

American Funds Insurance Series – Portfolio Series	5

American Funds Managed Risk Growth Portfolio
Investment portfolio June 30, 2022	unaudited

Growth funds 54.20%	Shares	Value (000)
American Funds Insurance Series – Growth Fund, Class 1	6,271,826	$480,485
American Funds Insurance Series – Global Growth Fund, Class 1	8,302,584	241,356
American Funds Insurance Series – Global Small Capitalization Fund, Class 1[1]	10,175,087	158,935

Total growth funds (cost: $1,241,253,000)		880,776

Growth-and-income funds 19.86%
American Funds Insurance Series – Growth-Income Fund, Class 1	4,956,670	241,836
American Funds Insurance Series – Washington Mutual Investors Fund, Class 1	6,598,762	80,901

Total growth-and-income funds (cost: $352,192,000)		322,737

Fixed income funds 18.22%
American Funds Insurance Series – The Bond Fund of America, Class 1	29,850,242	296,114

Total fixed income funds (cost: $331,329,000)		296,114

Short-term securities 3.94%
State Street Institutional U.S. Government Money Market Fund, Premier Class 0.74%[2]	63,964,440	63,964

Total short-term securities (cost: $63,964,000)		63,964

Options purchased 0.09%
Options purchased*		1,556

Total options purchased (cost: $1,749,000)		1,556
Total investment securities 96.31% (cost: $1,990,487,000)		1,565,147
Other assets less liabilities 3.69%		59,966

Net assets 100.00%		$1,625,113

*	Options purchased

Put

Description	Number of contracts	Notional amount (000)	Exercise price	Expiration date	Value at 6/30/2022 (000)
S&P 500 Index	150	USD 56,781	$2,950.00	9/16/2022	$276
S&P 500 Index	69	26,119	3,025.00	9/16/2022	161
S&P 500 Index	40	15,141	2,650.00	12/16/2022	133
S&P 500 Index	230	87,064	2,675.00	12/16/2022	792
S&P 500 Index	50	18,927	2,725.00	12/16/2022	194
					$1,556

6	American Funds Insurance Series – Portfolio Series

American Funds Managed Risk Growth Portfolio (continued)

Futures contracts

Contracts	Type	Number of contracts	Expiration	Notional amount (000)	Value and unrealized (depreciation) appreciation at 6/30/2022 (000)
5 Year U.S. Treasury Note Futures	Long	1,011	September 2022	USD 113,485	$(52)
Japanese Yen Currency Contracts	Short	92	September 2022	(8,528)	128
Nikkei 225 Index Contracts	Short	44	September 2022	(8,555)	359
FTSE 100 Index Contracts	Short	237	September 2022	(20,544)	7
British Pound Currency Contracts	Short	285	September 2022	(21,729)	476
Russell 2000 Mini Index Contracts	Short	395	September 2022	(33,733)	1,716
S&P Mid 400 E-mini Index Contracts	Short	247	September 2022	(56,020)	3,077
Euro Stoxx 50 Index Contracts	Short	1,756	September 2022	(63,321)	2,862
Mini MSCI Emerging Market Index Contracts	Short	1,273	September 2022	(63,822)	237
Euro Currency Contracts	Short	523	September 2022	(68,892)	1,304
S&P 500 E-mini Index Contracts	Short	2,932	September 2022	(555,541)	16,997
					$27,111

Investments in affiliates3

	Value of affiliates at 1/1/2022 (000)	Additions (000)	Reductions (000)	Net realized gain (loss) (000)	Net unrealized depreciation (000)	Value of affiliates at 6/30/2022 (000)	Dividend income (000)	Capital gain distributions received (000)
Growth funds 54.20%
American Funds Insurance Series – Growth Fund, Class 1	$594,971	$379,438	$240,792	$45,387	$(298,519)	$480,485	$753	$73,126
American Funds Insurance Series – Global Growth Fund, Class 1	298,430	122,376	64,374	(16,360)	(98,716)	241,356	608	28,510
American Funds Insurance Series – Global Small Capitalization Fund, Class 1[1]	198,324	131,895	49,271	10,568	(132,581)	158,935	—	55,512
						880,776

Growth-and-income funds 19.86%
American Funds Insurance Series – Growth-Income Fund, Class 1	298,430	95,948	70,701	21,260	(103,101)	241,836	779	24,366
American Funds Insurance Series – Washington Mutual Investors Fund, Class 1	100,106	38,288	26,987	6,612	(37,118)	80,901	389	18,483
						322,737

Fixed income funds 18.22%
American Funds Insurance Series – The Bond Fund of America, Class 1	398,536	117,970	176,673	(24,601)	(19,118)	296,114	1,849	3,634
Total 92.28%				$42,866	$(689,153)	$1,499,627	$4,378	$203,631

[1]	Fund did not produce income during the last 12 months.
[2]	Rate represents the seven-day yield at 6/30/2022.
[3]	Part of the same “group of investment companies” as the fund as defined under the Investment Company Act of 1940, as amended.

Refer to the notes to financial statements.

American Funds Insurance Series – Portfolio Series	7

American Funds Managed Risk Growth and Income Portfolio
Investment portfolio June 30, 2022	unaudited

Growth funds 9.85%	Shares	Value (000)
American Funds Insurance Series – Growth Fund, Class 1	1,669,425	$127,895

Total growth funds (cost: $172,187,000)		127,895

Growth-and-income funds 49.42%
American Funds Insurance Series – Growth-Income Fund, Class 1	6,588,963	321,475
American Funds Insurance Series – Capital World Growth and Income Fund, Class 1	28,243,419	319,998

Total growth-and-income funds (cost: $785,360,000)		641,473

Asset allocation funds 4.97%
American Funds Insurance Series – Asset Allocation Fund, Class 1	2,943,733	64,527

Total asset allocation funds (cost: $81,448,000)		64,527

Equity-income funds 14.91%
American Funds Insurance Series – Capital Income Builder Fund, Class 1	17,809,454	193,589

Total equity-income funds (cost: $187,256,000)		193,589

Fixed income funds 13.58%
American Funds Insurance Series – The Bond Fund of America, Class 1	17,774,740	176,325

Total fixed income funds (cost: $195,684,000)		176,325

Short-term securities 3.61%
State Street Institutional U.S. Government Money Market Fund, Premier Class 0.74%[1]	46,788,597	46,789

Total short-term securities (cost: $46,789,000)		46,789

Options purchased 0.17%
Options purchased*		2,191

Total options purchased (cost: $2,359,000)		2,191
Total investment securities 96.51% (cost: $1,471,083,000)		1,252,789
Other assets less liabilities 3.49%		45,365

Net assets 100.00%		$1,298,154

8	American Funds Insurance Series – Portfolio Series

American Funds Managed Risk Growth and Income Portfolio (continued)

*	Options purchased

Put

Description	Number of contracts	Notional amount (000)	Exercise price	Expiration date	Value at 6/30/2022 (000)
S&P 500 Index	20	USD 7,571	$2,950.00	9/16/2022	$37
S&P 500 Index	178	67,380	3,025.00	9/16/2022	416
S&P 500 Index	90	34,068	2,375.00	12/16/2022	193
S&P 500 Index	20	7,571	2,500.00	12/16/2022	53
S&P 500 Index	90	34,068	2,575.00	12/16/2022	287
S&P 500 Index	105	39,747	2,650.00	12/16/2022	348
S&P 500 Index	170	64,351	2,675.00	12/16/2022	585
S&P 500 Index	70	26,498	2,725.00	12/16/2022	272
					$2,191

Futures contracts

Contracts	Type	Number of contracts	Expiration	Notional amount (000)	Value and unrealized (depreciation) appreciation at 6/30/2022 (000)
5 Year U.S. Treasury Note Futures	Long	899	September 2022	USD100,913	$(451)
Russell 2000 Mini Index Contracts	Short	55	September 2022	(4,697)	241
Nikkei 225 Index Contracts	Short	59	September 2022	(11,471)	514
Japanese Yen Currency Contracts	Short	127	September 2022	(11,772)	177
FTSE 100 Index Contracts	Short	321	September 2022	(27,826)	38
British Pound Currency Contracts	Short	386	September 2022	(29,430)	611
S&P Mid 400 E-mini Index Contracts	Short	164	September 2022	(37,195)	1,933
Mini MSCI Emerging Market Index Contracts	Short	926	September 2022	(46,425)	202
Euro Stoxx 50 Index Contracts	Short	1,629	September 2022	(58,742)	2,500
Euro Currency Contracts	Short	484	September 2022	(63,755)	1,205
S&P 500 E-mini Index Contracts	Short	2,139	September 2022	(405,287)	11,825
					$18,795

American Funds Insurance Series – Portfolio Series	9

American Funds Managed Risk Growth and Income Portfolio (continued)

Investments in affiliates2

	Value of affiliates at 1/1/2022 (000)	Additions (000)	Reductions (000)	Net realized gain (loss) (000)	Net unrealized depreciation (000)	Value of affiliates at 6/30/2022 (000)	Dividend income (000)	Capital gain distributions received (000)
Growth funds 9.85%
American Funds Insurance Series – Growth Fund, Class 1	$152,822	$116,464	$74,814	$2,089	$(68,666)	$127,895	$202	$19,581

Growth-and-income funds 49.42%
American Funds Insurance Series – Growth-Income Fund, Class 1	382,784	163,624	118,084	33,395	(140,244)	321,475	1,033	32,314
American Funds Insurance Series – Capital World Growth and Income Fund, Class 1	382,784	194,794	102,547	22,865	(177,898)	319,998	1,963	72,892
						641,473

Asset allocation funds 4.97%
American Funds Insurance Series – Asset Allocation Fund, Class 1	77,139	18,769	12,454	(1,454)	(17,473)	64,527	293	6,848

Equity-income funds 14.91%
American Funds Insurance Series – Capital Income Builder Fund, Class 1	229,961	38,847	52,591	11,825	(34,453)	193,589	2,387	—

Fixed income funds 13.58%
American Funds Insurance Series – The Bond Fund of America, Class 1	229,961	79,487	107,312	(15,531)	(10,280)	176,325	1,126	2,213
Total 92.73%				$53,189	$(449,014)	$1,203,809	$7,004	$133,848

[1]	Rate represents the seven-day yield at 6/30/2022.
[2]	Part of the same “group of investment companies” as the fund as defined under the Investment Company Act of 1940, as amended.

Refer to the notes to financial statements.

10	American Funds Insurance Series – Portfolio Series

American Funds Managed Risk Global Allocation Portfolio
Investment portfolio June 30, 2022	unaudited

Growth funds 24.76%	Shares	Value (000)
American Funds Insurance Series – Global Growth Fund, Class 1	3,365,919	$97,847

Total growth funds (cost: $131,396,000)		97,847

Growth-and-income funds 19.80%
American Funds Insurance Series – Capital World Growth and Income Fund, Class 1	6,905,040	78,234

Total growth-and-income funds (cost: $95,723,000)		78,234

Asset allocation funds 9.95%
American Funds Insurance Series – Asset Allocation Fund, Class 1	1,793,718	39,319

Total asset allocation funds (cost: $42,768,000)		39,319

Balanced funds 24.96%
American Funds Insurance Series – American Funds Global Balanced Fund, Class 1	8,044,372	98,624

Total balanced funds (cost: $105,653,000)		98,624

Fixed income funds 14.07%
American Funds Insurance Series – Capital World Bond Fund, Class 1	5,726,786	55,607

Total fixed income funds (cost: $66,504,000)		55,607

Short-term securities 3.31%
State Street Institutional U.S. Government Money Market Fund, Premier Class 0.74%[1]	13,069,676	13,070

Total short-term securities (cost: $13,070,000)		13,070

Options purchased 0.13%
Options purchased*		529

Total options purchased (cost: $619,000)		529
Total investment securities 96.98% (cost: $455,733,000)		383,230
Other assets less liabilities 3.02%		11,931

Net assets 100.00%		$395,161

*	Options purchased

Put

Description	Number of contracts	Notional amount (000)	Exercise price	Expiration date	Value at 6/30/2022 (000)
S&P 500 Index	50	USD 18,927	$2,950.00	9/16/2022	$92
S&P 500 Index	30	11,356	3,000.00	9/16/2022	62
S&P 500 Index	4	1,514	3,025.00	9/16/2022	9
S&P 500 Index	30	11,356	2,650.00	12/16/2022	99
S&P 500 Index	55	20,820	2,675.00	12/16/2022	189

American Funds Insurance Series – Portfolio Series	11

American Funds Managed Risk Global Allocation Portfolio (continued)

*	Options purchased (continued)

Put (continued)

Description	Number of contracts	Notional amount (000)	Exercise price	Expiration date	Value at 6/30/2022 (000)
S&P 500 Index	20	USD7,571	$ 2,725.00	12/16/2022	$78
					$529

Futures contracts

Contracts	Type	Number of contracts	Expiration	Notional amount (000)	Value and unrealized appreciation at 6/30/2022 (000)
5 Year U.S. Treasury Note Futures	Long	224	September 2022	USD 25,144	$130
Russell 2000 Mini Index Contracts	Short	24	September 2022	(2,050)	84
Nikkei 225 Index Contracts	Short	20	September 2022	(3,888)	177
Japanese Yen Currency Contracts	Short	43	September 2022	(3,986)	62
S&P Mid 400 E-mini Index Contracts	Short	33	September 2022	(7,484)	411
FTSE 100 Index Contracts	Short	112	September 2022	(9,709)	20
British Pound Currency Contracts	Short	134	September 2022	(10,217)	203
Mini MSCI Emerging Market Index Contracts	Short	447	September 2022	(22,410)	71
Euro Stoxx 50 Index Contracts	Short	806	September 2022	(29,064)	1,232
Euro Currency Contracts	Short	240	September 2022	(31,614)	542
S&P 500 E-mini Index Contracts	Short	469	September 2022	(88,864)	2,481
					$5,413

Investments in affiliates2

	Value of affiliates at 1/1/2022 (000)	Additions (000)	Reductions (000)	Net realized gain (loss) (000)	Net unrealized depreciation (000)	Value of affiliates at 6/30/2022 (000)	Dividend income (000)	Capital gain distributions received (000)
Growth funds 24.76%
American Funds Insurance Series – Global Growth Fund, Class 1	$120,215	$64,311	$40,443	$4,991	$(51,227)	$97,847	$247	$11,561

Growth-and-income funds 19.80%
American Funds Insurance Series – Capital World Growth and Income Fund, Class 1	96,446	44,825	24,888	2,977	(41,126)	78,234	479	17,806

Asset allocation funds 9.95%
American Funds Insurance Series – Asset Allocation Fund, Class 1	47,995	11,687	8,809	726	(12,280)	39,319	178	4,164

Balanced funds 24.96%
American Funds Insurance Series – American Funds Global Balanced Fund, Class 1	120,215	17,090	19,190	564	(20,055)	98,624	—	568

Fixed income funds 14.07%
American Funds Insurance Series – Capital World Bond Fund, Class 1	72,221	21,898	25,939	(4,313)	(8,260)	55,607	181	987
Total 93.54%				$4,945	$(132,948)	$369,631	$1,085	$35,086

[1]	Rate represents the seven-day yield at 6/30/2022.
[2]	Part of the same “group of investment companies” as the fund as defined under the Investment Company Act of 1940, as amended.

Refer to the notes to financial statements.

12	American Funds Insurance Series – Portfolio Series

Financial statements

Statements of assets and liabilities	unaudited
at June 30, 2022	(dollars and shares in thousands, except per-share amounts)

		Global Growth Portfolio		Growth and Income Portfolio	Managed Risk Growth Portfolio	Managed Risk Growth and Income Portfolio	Managed Risk Global Allocation Portfolio
	Assets:
	Investment securities, at value:
	Unaffiliated issuers	$—		$—	$65,520	$48,980	$13,599
	Affiliated issuers	61,701		318,639	1,499,627	1,203,809	369,631
	Cash collateral pledged for futures contracts	—		—	53,780	40,689	11,721
	Receivables for:
	Sales of investments	1		62	—	321	83
	Sales of fund’s shares	5		2	369	124	149
	Dividends	—		—	51	37	11
	Variation margin on futures contracts	—		—	8,048	6,492	1,822
		61,707		318,703	1,627,395	1,300,452	397,016
	Liabilities:
	Payables for:
	Purchases of investments	5		—	340	289	1,202
	Repurchases of fund’s shares	1		64	3	159	92
	Investment advisory services	—		—	136	108	33
	Insurance administrative fees	41		207	1,052	833	254
	Services provided by related parties	13		64	328	263	80
	Trustees’ deferred compensation	—	*	2	11	9	3
	Variation margin on futures contracts	—		—	412	456	191
	Bank overdraft denominated in currencies other than U.S. dollars	—		—	—	181	—
		60		337	2,282	2,298	1,855
	Net assets at June 30, 2022	$61,647		$318,366	$1,625,113	$1,298,154	$395,161

	Net assets consist of:
	Capital paid in on shares of beneficial interest	$65,008		$329,395	$1,749,525	$1,308,431	$425,304
	Total accumulated loss	(3,361)		(11,029)	(124,412)	(10,277)	(30,143)
	Net assets at June 30, 2022	$61,647		$318,366	$1,625,113	$1,298,154	$395,161

	Investment securities, at cost:
	Unaffiliated issuers	$—		$—	$65,713	$49,148	$13,689
	Affiliated issuers	76,229		359,837	1,924,774	1,421,935	442,044

	Shares of beneficial interest issued and outstanding (no stated par value) — unlimited shares authorized
Class 4:	Net assets	$61,647		$318,366
	Shares outstanding	5,627		29,306	Not applicable	Not applicable	Not applicable
	Net asset value per share	$10.96		$10.86
Class P2:	Net assets				$1,625,113	$1,298,154	$395,161
	Shares outstanding	Not applicable		Not applicable	169,441	128,553	41,812
	Net asset value per share				$9.59	$10.10	$9.45

*	Amount less than one thousand.

Refer to the notes to financial statements.

American Funds Insurance Series – Portfolio Series	13

Financial statements (continued)

Statements of operations	unaudited
for the six months ended June 30, 2022	(dollars in thousands)

	Global Growth Portfolio		Growth and Income Portfolio	Managed Risk Growth Portfolio	Managed Risk Growth and Income Portfolio	Managed Risk Global Allocation Portfolio
Investment income:
Income:
Dividends:
Unaffiliated issuers	$—		$—	$102	$77	$23
Affiliated issuers	196		1,782	4,378	7,004	1,085
	196		1,782	4,480	7,081	1,108
Fees and expenses:
Investment advisory services	—		—	1,323	1,042	321
Distribution services	89		431	2,205	1,737	534
Insurance administrative services	89		431	2,205	1,737	534
Transfer agent services	—	*	— *	— *	— *	— *
Accounting and administrative services	—		—	44	34	11
Reports to shareholders	—	*	2	11	9	3
Registration statement and prospectus	1		3	7	2	— *
Trustees’ compensation	—	*	1	— *	— *	— *
Auditing and legal	—	*	— *	1	1	— *
Custodian	3		13	3	3	3
Other	—	*	— *	1	— *	— *
Total fees and expenses before waivers	182		881	5,800	4,565	1,406
Less waivers of fees and expenses:
Investment advisory services waivers	—		—	442	348	107
Total fees and expenses after waivers	182		881	5,358	4,217	1,299
Net investment income (loss)	14		901	(878)	2,864	(191)

Net realized gain and unrealized depreciation:
Net realized (loss) gain on:
Investments in:
Unaffiliated issuers	—		—	(9,646)	(8,376)	(2,175)
Affiliated issuers	(328)		(853)	42,866	53,189	4,945
Futures contracts	—		—	43,414	24,035	3,746
Currency transactions	—		—	(599)	(630)	(236)
Capital gain distributions received from affiliated issuers	11,625		30,492	203,631	133,848	35,086
	11,297		29,639	279,666	202,066	41,366
Net unrealized (depreciation) appreciation on:
Investments in:
Unaffiliated issuers	—		—	4,008	3,474	881
Affiliated issuers	(34,004)		(95,039)	(689,153)	(449,014)	(132,948)
Futures contracts	—		—	27,976	19,535	5,181
Currency translations	—		—	—	(1)	—
	(34,004)		(95,039)	(657,169)	(426,006)	(126,886)
Net realized gain and unrealized depreciation	(22,707)		(65,400)	(377,503)	(223,940)	(85,520)
Net decrease in net assets resulting from operations	$(22,693)		$(64,499)	$(378,381)	$(221,076)	$(85,711)

*	Amount less than one thousand.

Refer to the notes to financial statements.

14	American Funds Insurance Series – Portfolio Series

Financial statements (continued)

Statements of changes in net assets	(dollars in thousands)

	Global Growth Portfolio		Growth and Income Portfolio		Managed Risk Growth Portfolio
	Six months ended June 30, 2022*	Year ended December 31, 2021	Six months ended June 30, 2022*	Year ended December 31, 2021	Six months ended June 30, 2022*	Year ended December 31, 2021
Operations:
Net investment income (loss)	$14	$381	$901	$4,363	$(878)	$4,460
Net realized gain	11,297	8,596	29,639	29,430	279,666	282,863
Net unrealized (depreciation) appreciation	(34,004)	804	(95,039)	5,432	(657,169)	(87,129)
Net (decrease) increase in net assets resulting from operations	(22,693)	9,781	(64,499)	39,225	(378,381)	200,194

Distributions paid to shareholders	(8,821)	(1,572)	(30,890)	(10,434)	(239,752)	(18,360)

Net capital share transactions	9,117	5,159	37,041	35,193	249,101	59,229

Total (decrease) increase in net assets	(22,397)	13,368	(58,348)	63,984	(369,032)	241,063

Net assets:
Beginning of period	84,044	70,676	376,714	312,730	1,994,145	1,753,082
End of period	$61,647	$84,044	$318,366	$376,714	$1,625,113	$1,994,145

	Managed Risk Growth and Income Portfolio		Managed Risk Global Allocation Portfolio
	Six months ended June 30, 2022*	Year ended December 31, 2021	Six months ended June 30, 2022*	Year ended December 31, 2021
Operations:
Net investment income (loss)	$2,864	$15,751	$(191)	$3,149
Net realized gain	202,066	121,319	41,366	44,187
Net unrealized (depreciation) appreciation	(426,006)	14,188	(126,886)	(8,638)
Net (decrease) increase in net assets resulting from operations	(221,076)	151,258	(85,711)	38,698

Distributions paid to shareholders	(93,767)	(16,939)	(38,288)	(3,407)

Net capital share transactions	78,452	10,702	36,750	(949)

Total (decrease) increase in net assets	(236,391)	145,021	(87,249)	34,342

Net assets:
Beginning of period	1,534,545	1,389,524	482,410	448,068
End of period	$1,298,154	$1,534,545	$395,161	$482,410

*	Unaudited.

Refer to the notes to financial statements.

American Funds Insurance Series – Portfolio Series	15

Notes to financial statements	unaudited

1. Organization

American Funds Insurance Series (the “series”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end, diversified management investment company with 34 different funds (the “funds”), including five funds in the series covered in this report. The other 29 funds in the series are covered in separate reports. Twenty-three funds in the series are covered in the American Funds Insurance Series report and six funds in the series are covered in the American Funds Insurance Series — Target Date Series report. The assets of each fund are segregated, with each fund accounted for separately. Capital Research and Management Company (“CRMC”) is the series’ investment adviser. Milliman Financial Risk Management LLC (“Milliman FRM”) is the subadviser for the risk management strategy for eight of the funds (the “managed risk funds”), three of which are covered in this report.

The managed risk funds covered in this report are Managed Risk Growth Portfolio, Managed Risk Growth and Income Portfolio and Managed Risk Global Allocation Portfolio. The managed risk funds invest in other funds within the series (the “underlying funds”) and employ Milliman FRM to implement the risk management strategy, which consists of using hedging instruments — primarily exchange-traded options and futures contracts — to attempt to stabilize the volatility of the funds around target volatility levels and reduce the downside exposure of the funds during periods of significant market declines.

Shareholders approved a proposal to reorganize the series from a Massachusetts business trust to a Delaware statutory trust. The series reserved the right to delay implementing the reorganization and has elected to do so.

The investment objective(s) for each fund in the American Funds Insurance Series – Portfolio Series are as follows:

Global Growth Portfolio — Seeks to provide long-term growth of capital.

Growth and Income Portfolio — Seeks to provide long-term growth of capital while providing current income.

Managed Risk Growth Portfolio — Seeks to provide long-term growth of capital while seeking to manage volatility and provide downside protection.

Managed Risk Growth and Income Portfolio — Seeks to provide long-term growth of capital and current income while seeking to manage volatility and provide downside protection.

Managed Risk Global Allocation Portfolio — Seeks to provide high total return (including income and capital gains) consistent with preservation of capital over the long term while seeking to manage volatility and provide downside protection.

Each fund offers one share class (Class 4 for Global Growth Portfolio and Growth and Income Portfolio, and Class P2 for the three managed risk funds). Share classes have different fees and expenses (“class-specific fees and expenses”), primarily due to different arrangements for certain distribution expenses. Differences in class-specific fees and expenses will result in differences in net investment income and, therefore, the payment of different per-share dividends by each class of each fund.

2. Significant accounting policies

Each fund is an investment company that applies the accounting and reporting guidance issued in Topic 946 by the U.S. Financial Accounting Standards Board. Each fund’s financial statements have been prepared to comply with U.S. generally accepted accounting principles (“U.S. GAAP”). These principles require the series’ investment adviser to make estimates and assumptions that affect reported amounts and disclosures. Actual results could differ from those estimates. Subsequent events, if any, have been evaluated through the date of issuance in the preparation of the financial statements. The funds follow the significant accounting policies described in this section, as well as the valuation policies described in the next section on valuation.

Security transactions and related investment income — Security transactions are recorded by each fund as of the date the trades are executed with brokers. Realized gains and losses from security transactions are determined based on the specific identified cost of the securities. In the event a security is purchased with a delayed payment date, each fund will segregate liquid assets sufficient to meet their payment obligations. Dividend income is recognized on the ex-dividend date and interest income is recognized on an accrual basis.

16	American Funds Insurance Series – Portfolio Series

Fees and expenses — The fees and expenses of the underlying funds are not included in the fees and expenses reported for each of the funds; however, they are indirectly reflected in the valuation of each of the underlying funds. These fees are included in the unaudited net effective expense ratios that are provided as additional information in the financial highlights tables.

Distributions paid to shareholders — Income dividends and capital gain distributions paid to shareholders are recorded on each fund’s ex-dividend date.

Currency translation — Assets and liabilities, including investment securities, denominated in currencies other than U.S. dollars are translated into U.S. dollars at the exchange rates supplied by one or more pricing vendors on the valuation date. Purchases and sales of investment securities and income and expenses are translated into U.S. dollars at the exchange rates on the dates of such transactions. The effects of changes in exchange rates on investment securities are included with the net realized gain or loss and net unrealized appreciation or depreciation on investments in each fund’s statement of operations. The realized gain or loss and unrealized appreciation or depreciation resulting from all other transactions denominated in currencies other than U.S. dollars are disclosed separately.

3. Valuation

Security valuation — The net asset value of each share class of each fund is calculated based on the reported net asset values of the underlying funds in which each fund invests. The net asset value of each underlying fund is calculated based on the policies and procedures of the underlying fund contained in each underlying fund’s statement of additional information. The net asset value per share of each fund and each underlying fund is calculated once daily as of the close of regular trading on the New York Stock Exchange, normally 4 p.m. New York time, each day the New York Stock Exchange is open. State Street Institutional U.S. Government Money Market Fund held by the managed risk funds is managed to maintain a $1.00 net asset value per share. Exchange-traded options and futures are generally valued at the official closing price for options and official settlement price for futures of the exchange or market on which such instruments are traded, as of the close of business on the day such instruments are being valued.

Processes and structure — The series’ board of trustees has delegated authority to the series’ investment adviser to make fair value determinations, subject to board oversight. The investment adviser has established a Joint Fair Valuation Committee (the “Fair Valuation Committee”) to administer, implement and oversee the fair valuation process, and to make fair value decisions. The Fair Valuation Committee regularly reviews its own fair value decisions, as well as decisions made under its standing instructions to the investment adviser’s valuation teams. The Fair Valuation Committee reviews changes in fair value measurements from period to period and may, as deemed appropriate, update the fair valuation guidelines to better reflect the results of back testing and address new or evolving issues. The Fair Valuation Committee reports any changes to the fair valuation guidelines to the board of trustees. The series’ board and audit committee also regularly review reports that describe fair value determinations and methods. Pricing decisions, processes and controls over security valuation are also subject to additional internal reviews facilitated by the investment adviser’s global risk management group.

Classifications — The series’ investment adviser classifies each fund’s assets and liabilities into three levels based on the method used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Level 3 values are based on significant unobservable inputs that reflect the investment adviser’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. At June 30, 2022, all of the investment securities held by each fund were classified as Level 1.

American Funds Insurance Series – Portfolio Series	17

4. Risk factors

Investing in the funds may involve certain risks including, but not limited to, those described below.

Allocation risk — Investments in each fund are subject to risks related to the investment adviser’s allocation choices. The selection of the underlying funds and the allocation of each fund’s assets could cause each fund to lose value or its results to lag relevant benchmarks or other funds with similar objectives. Some of the funds may invest in an underlying fixed-income fund that is a non-diversified investment company under the Investment Company Act of 1940. To the extent that any of the funds that invest in the non-diversified investment company invests a larger percentage of its assets in securities of one or more issuers, poor performance by these securities could have a greater adverse impact on that fund’s investment results.

Fund structure — Each fund invests in underlying funds and incurs expenses related to the underlying funds. In addition, investors in each fund will incur fees to pay for certain expenses related to the operations of the fund. An investor holding the underlying funds directly and in the same proportions as a fund would incur lower overall expenses but would not receive the benefit of the portfolio management and other services provided by a fund. Additionally, in accordance with an exemption under the Investment Company Act of 1940, as amended, the investment adviser considers only proprietary funds when selecting underlying investment options and allocations. This means that each fund’s investment adviser did not, nor does it expect to, consider any unaffiliated funds as underlying investment options for each fund. This strategy could raise certain conflicts of interest when choosing underlying investments for each fund, including the selection of funds that result in greater compensation to the adviser or funds with relatively lower historical investment results. The investment adviser has policies and procedures designed to mitigate material conflicts of interest that may arise in connection with its management of each fund.

Underlying fund risks — Because each fund’s investments consist of underlying funds, each fund’s risks are directly related to the risks of the underlying funds. For this reason, it is important to understand the risks associated with investing both in each fund and the applicable underlying funds.

Market conditions — The prices of, and the income generated by, the securities held by the underlying funds may decline —sometimes rapidly or unpredictably — due to various factors, including events or conditions affecting the general economy or particular industries; overall market changes; local, regional or global political, social or economic instability; governmental, governmental agency or central bank responses to economic conditions; and currency exchange rate, interest rate and commodity price fluctuations.

Economies and financial markets throughout the world are highly interconnected. Economic, financial or political events, trading and tariff arrangements, wars, terrorism, cybersecurity events, natural disasters, public health emergencies (such as the spread of infectious disease) and other circumstances in one country or region, including actions taken by governmental or quasi-governmental authorities in response to any of the foregoing, could have impacts on global economies or markets. As a result, whether or not the underlying funds invest in securities of issuers located in or with significant exposure to the countries affected, the value and liquidity of each fund’s investments may be negatively affected by developments in other countries and regions.

Issuer risks — The prices of, and the income generated by, securities held by the underlying funds may decline in response to various factors directly related to the issuers of such securities, including reduced demand for an issuer’s goods or services, poor management performance, major litigation, investigations or other controversies related to the issuer, changes in government regulations affecting the issuer or its competitive environment and strategic initiatives such as mergers, acquisitions or dispositions and the market response to any such initiatives.

Investing in growth-oriented stocks — Growth-oriented common stocks and other equity-type securities (such as preferred stocks, convertible preferred stocks and convertible bonds) may involve larger price swings and greater potential for loss than other types of investments. These risks may be even greater in the case of smaller capitalization stocks.

Investing in income-oriented stocks — The value of an underlying fund’s securities and income provided by an underlying fund may be reduced by changes in the dividend policies of, and the capital resources available for dividend payments at, the companies in which the underlying fund invests.

18	American Funds Insurance Series – Portfolio Series

Investing outside the U.S. — Securities of issuers domiciled outside the U.S., or with significant operations or revenues outside the U.S., may lose value because of adverse political, social, economic or market developments (including social instability, regional conflicts, terrorism and war) in the countries or regions in which the issuers operate or generate revenue. These securities may also lose value due to changes in foreign currency exchange rates against the U.S. dollar and/or currencies of other countries. Issuers of these securities may be more susceptible to actions of foreign governments, such as nationalization, currency blockage or the imposition of price controls or punitive taxes, each of which could adversely impact the value of these securities. Securities markets in certain countries may be more volatile and/or less liquid than those in the U.S. Investments outside the U.S. may also be subject to different accounting and auditing practices and standards and different regulatory, legal and reporting requirements, and may be more difficult to value, than those in the U.S. In addition, the value of investments outside the U.S. may be reduced by foreign taxes, including foreign withholding taxes on interest and dividends. Further, there may be increased risks of delayed settlement of securities purchased or sold by the underlying funds. The risks of investing outside the U.S. may be heightened in connection with investments in emerging markets.

Investing in emerging markets — Investing in emerging markets may involve risks in addition to and greater than those generally associated with investing in the securities markets of developed countries. For instance, emerging market countries tend to have less developed political, economic and legal systems and accounting and auditing practices and standards than those in developed countries. Accordingly, the governments of these countries may be less stable and more likely to intervene in the market economy, for example, by imposing capital controls, nationalizing a company or industry, placing restrictions on foreign ownership and on withdrawing sale proceeds of securities from the country, and/or imposing punitive taxes that could adversely affect the prices of securities. Information regarding issuers in emerging markets may be limited, incomplete or inaccurate, and there may be fewer rights and remedies available to the fund and its shareholders. In addition, the economies of these countries may be dependent on relatively few industries, may have limited access to capital and may be more susceptible to changes in local and global trade conditions and downturns in the world economy. Securities markets in these countries can also be relatively small and have substantially lower trading volumes. As a result, securities issued in these countries may be more volatile and less liquid, and may be more difficult to value, than securities issued in countries with more developed economies and/or markets. Less certainty with respect to security valuations may lead to additional challenges and risks in calculating the underlying fund’s net asset value. Additionally, emerging markets are more likely to experience problems with the clearing and settling of trades and the holding of securities by banks, agents and depositories that are less established than those in developed countries.

Investing in small companies — Investing in smaller companies may pose additional risks. For example, it is often more difficult to value or dispose of small company stocks and more difficult to obtain information about smaller companies than about larger companies. Furthermore, smaller companies often have limited product lines, operating histories, markets and/or financial resources, may be dependent on one or a few key persons for management, and can be more susceptible to losses. Moreover, the prices of their stocks may be more volatile than stocks of larger, more established companies, particularly during times of market turmoil.

Investing in debt instruments — The prices of, and the income generated by, bonds and other debt securities held by an underlying fund may be affected by factors such as the interest rates, maturities and credit ratings of these securities.

Rising interest rates will generally cause the prices of bonds and other debt securities to fall. A general rise in interest rates may cause investors to sell debt securities on a large scale, which could also adversely affect the price and liquidity of debt securities and could also result in increased redemptions from the fund. Falling interest rates may cause an issuer to redeem, call or refinance a debt security before its stated maturity, which may result in the fund failing to recoup the full amount of its initial investment and having to reinvest the proceeds in lower yielding securities. Longer maturity debt securities generally have greater sensitivity to changes in interest rates and may be subject to greater price fluctuations than shorter maturity debt securities.

Bonds and other debt securities are also subject to credit risk, which is the possibility that the credit strength of an issuer or guarantor will weaken or be perceived to be weaker, and/or an issuer of a debt security will fail to make timely payments of principal or interest and the security will go into default. A downgrade or default affecting any of the underlying funds’ securities could cause the value of the underlying funds’ shares to decrease. Lower quality debt securities generally have higher rates of interest and may be subject to greater price fluctuations than higher quality debt securities. Credit risk is gauged, in part, by the credit ratings of the debt securities in which an underlying fund invests. However, ratings are only the opinions of the rating agencies issuing them and are not guarantees as to credit quality or an evaluation of market risk. The underlying funds’ investment adviser relies on its own credit analysts to research issuers and issues in seeking to assess credit and default risks.

American Funds Insurance Series – Portfolio Series	19

Investing in lower rated debt instruments — Lower rated bonds and other lower rated debt securities generally have higher rates of interest and involve greater risk of default or price declines due to changes in the issuer’s creditworthiness than those of higher quality debt securities. The market prices of these securities may fluctuate more than the prices of higher quality debt securities and may decline significantly in periods of general economic difficulty. These risks may be increased with respect to investments in junk bonds.

Liquidity risk — Certain underlying fund holdings may be or may become difficult or impossible to sell, particularly during times of market turmoil. Liquidity may be impacted by the lack of an active market for a holding, legal or contractual restrictions on resale, or the reduced number and capacity of market participants to make a market in such holding. Market prices for less liquid or illiquid holdings may be volatile, and reduced liquidity may have an adverse impact on the market price of such holdings. Additionally, the sale of less liquid or illiquid holdings may involve substantial delays (including delays in settlement) and additional costs and the underlying fund may be unable to sell such holdings when necessary to meet its liquidity needs or may be forced to sell at a loss.

Management — The investment adviser to the funds and to the underlying funds actively manages each underlying fund’s investments. Consequently, the underlying funds are subject to the risk that the methods and analyses, including models, tools and data, employed by the investment adviser in this process may be flawed or incorrect and may not produce the desired results. This could cause an underlying fund to lose value or its investment results to lag relevant benchmarks or other funds with similar objectives.

Investing in the managed risk funds may involve additional risks including, but not limited to, those described below.

Investing in options and futures contracts — In addition to the risks generally associated with investing in derivative instruments, options and futures contracts are subject to the creditworthiness of the clearing organizations, exchanges and, in the case of futures, futures commission merchants with which a fund transacts. While both options and futures contracts are generally liquid instruments, under certain market conditions, options and futures may be deemed to be illiquid. For example, a fund may be temporarily prohibited from closing out its position in an options or futures contract if intraday price change limits or limits on trading volume imposed by the applicable exchange are triggered. If a fund is unable to close out a position on an options or futures contract, the fund would remain subject to the risk of adverse price movements until the fund is able to close out the position in question. The ability of a fund to successfully utilize options and futures contracts may depend in part upon the ability of the fund’s investment adviser or subadviser to accurately forecast interest rates and other economic factors and to assess and predict the impact of such economic factors on the options and futures in which the fund invests. If the investment adviser or subadviser incorrectly forecasts economic developments or incorrectly predicts the impact of such developments on the options and futures in which it invests, a fund could be exposed to the risk of loss. Whereas the risk of loss on a put option purchased by the fund is limited to the initial cost of the option, the amount of a potential loss on a futures contract could greatly exceed the relatively small initial amount invested in entering the futures position.

Hedging — There may be imperfect or even negative correlation between the prices of the options and futures contracts in which the fund invests and the prices of the underlying securities or indexes which the fund seeks to hedge. For example, options and futures contracts may not provide an effective hedge because changes in options and futures contract prices may not track those of the underlying securities or indexes they are intended to hedge. In addition, there are significant differences between the securities market, on the one hand, and the options and futures markets, on the other, that could result in an imperfect correlation between the markets, causing a given hedge not to achieve its objectives. The degree of imperfection of correlation depends on circumstances such as variations in speculative market demand for options and futures, including technical influences in options and futures trading, and differences between the financial instruments being hedged and the instruments underlying the standard contracts available for trading. A decision as to whether, when and how to hedge involves the exercise of skill and judgment, and even a well-conceived hedge may be unsuccessful to some degree because of market behavior or unexpected interest rate trends. In addition, a fund’s investment in exchange-traded options and futures and their resulting costs could limit the fund’s gains in rising markets relative to those of the underlying fund, or to those of unhedged funds in general.

Short positions — A fund may suffer losses from short positions in futures and options contracts. Losses from short positions in futures contracts occur when the underlying index increases in value. As the underlying index increases in value, the holder of the short position in the corresponding futures contract is required to pay the difference in value of the futures contract resulting from the increase in the index on a daily basis. Losses from a short position in an index futures contract could potentially be very large if the value of the underlying index rises dramatically in a short period of time.

20	American Funds Insurance Series – Portfolio Series

Investing in mortgage-related and other asset-backed securities — Mortgage-related securities, such as mortgage-backed securities, and other asset-backed securities, include debt obligations that represent interests in pools of mortgages or other income-bearing assets, such as consumer loans or receivables. While such securities are subject to the risks associated with investments in debt instruments generally (for example, credit, extension and interest rate risks), they are also subject to other and different risks. Mortgage-backed and other asset-backed securities are subject to changes in the payment patterns of borrowers of the underlying debt, potentially increasing the volatility of the securities and an underlying fund’s net asset value. When interest rates fall, borrowers are more likely to refinance or prepay their debt before its stated maturity. This may result in an underlying fund having to reinvest the proceeds in lower yielding securities, effectively reducing the underlying fund’s income. Conversely, if interest rates rise and borrowers repay their debt more slowly than expected, the time in which the mortgage-backed and other asset-backed securities are paid off could be extended, reducing the underlying fund’s cash available for reinvestment in higher yielding securities. Mortgage-backed securities are also subject to the risk that underlying borrowers will be unable to meet their obligations and the value of property that secures the mortgages may decline in value and be insufficient, upon foreclosure, to repay the associated loans. Investments in asset-backed securities are subject to similar risks.

Investing in future delivery contracts — The underlying funds may enter into contracts, such as to-be-announced contracts and mortgage dollar rolls, that involve the underlying fund selling mortgage-related securities and simultaneously contracting to repurchase similar securities for delivery at a future date at a predetermined price. This can increase the underlying fund’s market exposure, and the market price of the securities that the underlying fund contracts to repurchase could drop below their purchase price. While the underlying fund can preserve and generate capital through the use of such contracts by, for example, realizing the difference between the sale price and the future purchase price, the income generated by the underlying fund may be reduced by engaging in such transactions. In addition, these transactions increase the turnover rate of the underlying fund.

Investing in securities backed by the U.S. government — Securities backed by the U.S. Treasury or the full faith and credit of the U.S. government are guaranteed only as to the timely payment of interest and principal when held to maturity. Accordingly, the current market values for these securities will fluctuate with changes in interest rates and the credit rating of the U.S. government. Securities issued by U.S. government-sponsored entities and federal agencies and instrumentalities that are not backed by the full faith and credit of the U.S. government are neither issued nor guaranteed by the U.S. government.

Asset allocation — A certain fund’s percentage allocation to equity securities, debt securities and money market instruments (through its investments in the underlying funds) could cause the fund to underperform relative to relevant benchmarks and other funds with similar investment objectives.

Currency — The prices of, and the income generated by, many debt securities held by the underlying funds may also be affected by changes in relative currency values. If the U.S. dollar appreciates against foreign currencies, the value in U.S. dollars of an underlying fund’s securities denominated in such currencies would generally fall and vice versa.

Nondiversification risk — As nondiversified funds, the managed risk funds have the ability to invest a larger percentage of their assets in the securities of a smaller number of issuers than a diversified fund. To the extent that the fund’s invest a larger percentage of their assets in securities of one or more issuers, poor performance by these securities could have a greater adverse impact on a managed risk fund’s investment results.

Management — The managed risk funds are subject to the risk that the managed risk strategy or the methods employed by the subadviser in implementing the managed risk strategy may not produce the desired results. This could cause the managed risk funds to lose value or their investment results to lag relevant benchmarks or other funds with similar objectives.

5. Certain investment techniques

Options contracts — The managed risk funds have entered into options contracts, which give the holder of the option, in return for a premium payment, the right to buy from (in the case of a call) or sell to (in the case of a put) the writer of the option, the security underlying the option (or the cash value of the index underlying the option) at a specified price. As part of their managed risk strategy, the fund will at times purchase put options on equity indexes in standardized contracts traded on foreign or domestic securities exchanges, boards of trade, or similar entities. By purchasing a put option on an equity index, the fund obtains the right (but not the obligation) to sell the cash value of the index underlying the option at a specified exercise price, and in return for this right, the fund pays the current market price, or the option premium, for the option.

American Funds Insurance Series – Portfolio Series	21

The fund may terminate its position in a put option by allowing the option to expire or by exercising the option. If the option is allowed to expire, the fund will lose the entire premium. If the option is exercised, the fund completes the sale of the underlying instrument (or delivers the cash value of the index underlying the option) at the exercise price. The fund may also terminate a put option position by entering into opposing close-out transactions in advance of the option expiration date.

Premiums paid on options purchased, as well as the daily fluctuation in market value, are included in investment securities from unaffiliated issuers in the fund’s statement of assets and liabilities. Realized gains or losses are recorded at the time the option contract is closed or expires. Net realized gains or losses and net unrealized appreciation or depreciation from options contracts are recorded in investments in unaffiliated issuers in the fund’s statement of operations. The average month-end notional amount of options contracts while held by Managed Risk Growth Portfolio, Managed Risk Growth and Income Portfolio and Managed Risk Global Allocation Portfolio was $1,347,707,000, $1,194,959,000 and $311,744,000, respectively.

Futures contracts — The managed risk funds have entered into futures contracts, which provide for the future sale by one party and purchase by another party of a specified amount of a specific financial instrument for a specified price, date, time and place designated at the time the contract is made. Futures contracts are used to strategically manage portfolio volatility and downside equity risk.

Upon entering into futures contracts, and to maintain the fund’s open positions in futures contracts, the fund is required to deposit with a futures broker, known as a futures commission merchant (“FCM”), in a segregated account in the name of the FCM an amount of cash, U.S. government securities, suitable money market instruments, or other liquid securities, known as initial margin. The margin required for a particular futures contract is set by the exchange on which the contract is traded to serve as collateral, and may be significantly modified from time to time by the exchange during the term of the contract. When initial margin is deposited with brokers, a receivable is recorded in each fund’s statement of assets and liabilities.

On a daily basis, each fund pays or receives variation margin based on the increase or decrease in the value of the futures contracts and records variation margin on futures contracts in the statement of assets and liabilities. Futures contracts may involve a risk of loss in excess of the variation margin shown on each fund’s statement of assets and liabilities. Each fund records realized gains or losses at the time the futures contract is closed or expires. Net realized gains or losses and net unrealized appreciation or depreciation from futures contracts are recorded in each fund’s statement of operations. The average month-end notional amount of futures contracts while held by Managed Risk Growth Portfolio, Managed Risk Growth and Income Portfolio and Managed Risk Global Allocation Portfolio was $660,833,000, $793,878,000 and $269,654,000, respectively.

The following tables identify the location and fair value amounts on each fund’s statement of assets and liabilities and the effect on each fund’s statement of operations resulting from the managed risk funds’ use of options purchased and futures contracts as of June 30, 2022 (dollars in thousands):

Managed Risk Growth Portfolio

		Assets		Liabilities
Contracts	Risk type	Location on statement of assets and liabilities	Value	Location on statement of assets and liabilities	Value
Options purchased	Equity	Investment securities from unaffiliated issuers*	$1,556	Investment securities from unaffiliated issuers*	$—
Futures	Currency	Unrealized appreciation†	1,908	Unrealized depreciation†	—
Futures	Equity	Unrealized appreciation†	25,255	Unrealized depreciation†	—
Futures	Interest	Unrealized appreciation†	—	Unrealized depreciation†	(52)
			$28,719		$(52)

Refer to the end of the tables for footnotes.

22	American Funds Insurance Series – Portfolio Series

		Net realized (loss) gain		Net unrealized appreciation
Contracts	Risk type	Location on statement of operations	Value	Location on statement of operations	Value
Options purchased	Equity	Net realized loss on options purchased contracts	$(9,646)	Net unrealized appreciation on options purchased contracts	$4,008
Futures	Currency	Net realized gain on futures contracts	4,420	Net unrealized appreciation on futures contracts	1,992
Futures	Equity	Net realized gain on futures contracts	53,744	Net unrealized appreciation on futures contracts	25,952
Futures	Interest	Net realized loss on futures contracts	(14,750)	Net unrealized appreciation on futures contracts	32
			$33,768		$31,984

Managed Risk Growth and Income Portfolio

		Assets		Liabilities
Contracts	Risk type	Location on statement of assets and liabilities	Value	Location on statement of assets and liabilities	Value
Options purchased	Equity	Investment securities from unaffiliated issuers*	$2,191	Investment securities from unaffiliated issuers*	$—
Futures	Currency	Unrealized appreciation†	1,993	Unrealized depreciation†	—
Futures	Equity	Unrealized appreciation†	17,253	Unrealized depreciation†	—
Futures	Interest	Unrealized appreciation†	—	Unrealized depreciation†	(451)
			$21,437		$(451)

		Net realized (loss) gain		Net unrealized appreciation (depreciation)
Contracts	Risk type	Location on statement of operations	Value	Location on statement of operations	Value
Options purchased	Equity	Net realized loss on options purchased contracts	$(8,376)	Net unrealized appreciation on options purchased contracts	$3,474
Futures	Currency	Net realized gain on futures contracts	4,719	Net unrealized appreciation on futures contracts	2,070
Futures	Equity	Net realized gain on futures contracts	32,626	Net unrealized appreciation on futures contracts	17,773
Futures	Interest	Net realized loss on futures contracts	(13,310)	Net unrealized depreciation on futures contracts	(308)
			$15,659		$23,009

Managed Risk Global Allocation Portfolio

		Assets		Liabilities
Contracts	Risk type	Location on statement of assets and liabilities	Value	Location on statement of assets and liabilities	Value
Options purchased	Equity	Investment securities from unaffiliated issuers*	$529	Investment securities from unaffiliated issuers*	$—
Futures	Currency	Unrealized appreciation†	807	Unrealized depreciation†	—
Futures	Equity	Unrealized appreciation†	4,476	Unrealized depreciation†	—
Futures	Interest	Unrealized appreciation†	130	Unrealized depreciation†	—
			$5,942		$—

Refer to the end of the tables for footnotes.

American Funds Insurance Series – Portfolio Series	23

		Net realized (loss) gain		Net unrealized appreciation
Contracts	Risk type	Location on statement of operations	Value	Location on statement of operations	Value
Options purchased	Currency	Net realized loss on options purchased contracts	$(2,175)	Net unrealized appreciation on options purchased contracts	$881
Futures	Equity	Net realized gain on futures contracts	1,665	Net unrealized appreciation on futures contracts	808
Futures	Interest	Net realized gain on futures contracts	5,616	Net unrealized appreciation on futures contracts	4,217
Futures	Currency	Net realized loss on futures contracts	(3,535)	Net unrealized appreciation on futures contracts	156
			$1,571		$6,062

*	Includes options purchased as reported in the fund’s investment portfolio.
†	Includes cumulative appreciation/depreciation on futures contracts as reported in the applicable table following each fund’s investment portfolio. Only current day’s variation margin is reported within each fund’s statement of assets and liabilities.

Collateral — Funds that invest in futures contracts participate in a collateral program. The program calls for each fund to pledge highly liquid assets, such as cash or U.S. government securities, as collateral for initial and variation margin by contract. The purpose of the collateral is to cover potential losses that could occur in the event that either party cannot meet its contractual obligations. Non-cash collateral pledged by the fund, if any, is disclosed in the fund’s investment portfolio, and cash collateral pledged by the fund, if any, is held in a segregated account with the fund’s custodian, which is reflected as pledged cash collateral in each fund’s statement of assets and liabilities.

6. Taxation and distributions

Federal income taxation — Each fund complies with the requirements under Subchapter M of the Internal Revenue Code applicable to regulated investment companies and intends to distribute substantially all of its net taxable income and net capital gains each year. The funds are not subject to income taxes to the extent such distributions are made. Therefore, no federal income tax provision is required.

As of and during the period ended June 30, 2022, none of the funds had a liability for any unrecognized tax benefits. Each fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in their respective statements of operations. During the period, none of the funds incurred any significant interest or penalties.

Each fund’s tax returns are generally not subject to examination by federal, state and, if applicable, non-U.S. tax authorities after the expiration of each jurisdiction’s statute of limitations, which is typically three years after the date of filing but can be extended in certain jurisdictions.

Distributions — Distributions determined on a tax basis may differ from net investment income and net realized gains for financial reporting purposes. These differences are due primarily to different treatment for items such as short-term capital gains and losses and capital losses related to sales of certain securities within 30 days of purchase. The fiscal year in which amounts are distributed may differ from the year in which the net investment income and net realized gains are recorded by the funds for financial reporting purposes.

24	American Funds Insurance Series – Portfolio Series

Additional tax basis disclosures for each fund are as follows (dollars in thousands):

	Global Growth Portfolio	Growth and Income Portfolio	Managed Risk Growth Portfolio	Managed Risk Growth and Income Portfolio	Managed Risk Global Allocation Portfolio
As of December 31, 2021:
Undistributed ordinary income	$646	$5,566	$10,204	$15,599	$4,557
Undistributed long-term capital gains	8,175	25,322	229,530	78,160	33,727
As of June 30, 2022:
Gross unrealized appreciation on investments	105	4,256	27,339	25,779	5,470
Gross unrealized depreciation on investments	(15,009)	(46,365)	(474,870)	(255,969)	(82,770)
Net unrealized depreciation on investments	(14,904)	(42,109)	(447,531)	(230,190)	(77,300)
Cost of investments	76,605	360,748	2,039,789	1,501,774	465,943

Distributions paid by each fund were characterized for tax purposes as follows (dollars in thousands):

Global Growth Portfolio

	Six months ended June 30, 2022			Year ended December 31, 2021
Share class	Ordinary income	Long-term capital gains	Total distributions paid	Ordinary income	Long-term capital gains	Total distributions paid
Class 4	$646	$8,175	$8,821	$214	$1,358	$1,572

Growth and Income Portfolio

	Six months ended June 30, 2022			Year ended December 31, 2021
Share class	Ordinary income	Long-term capital gains	Total distributions paid	Ordinary income	Long-term capital gains	Total distributions paid
Class 4	$5,568	$25,322	$30,890	$5,732	$4,702	$10,434

Managed Risk Growth Portfolio

	Six months ended June 30, 2022			Year ended December 31, 2021
Share class	Ordinary income	Long-term capital gains	Total distributions paid	Ordinary income	Long-term capital gains	Total distributions paid
Class P2	$10,212	$229,540	$239,752	$18,360	$—	$18,360

Managed Risk Growth and Income Portfolio

	Six months ended June 30, 2022			Year ended December 31, 2021
Share class	Ordinary income	Long-term capital gains	Total distributions paid	Ordinary income	Long-term capital gains	Total distributions paid
Class P2	$15,602	$78,165	$93,767	$16,939	$—	$16,939

Managed Risk Global Allocation Portfolio

	Six months ended June 30, 2022			Year ended December 31, 2021
Share class	Ordinary income	Long-term capital gains	Total distributions paid	Ordinary income	Long-term capital gains	Total distributions paid
Class P2	$4,559	$33,729	$38,288	$3,407	$—	$3,407

American Funds Insurance Series – Portfolio Series	25

7. Fees and transactions

CRMC, the series’ investment adviser, is the parent company of American Funds Distributors®, Inc. (“AFD”), the distributor of the series’ shares, and American Funds Service Company® (“AFS”), the series’ transfer agent. CRMC, AFD and AFS are considered related parties to the series.

Investment advisory services — The series has an investment advisory and service agreement with CRMC that provides for monthly fees accrued daily. These fees are based on an annual rate of 0.150% of daily net assets for the three managed risk funds. CRMC receives investment advisory fees from the underlying funds. These fees are included in the net effective expense ratios that are provided as additional information in the financial highlights tables. Subadvisory fees for the managed risk funds are paid by CRMC to Milliman FRM. The managed risk funds are not responsible for paying any subadvisory fees.

Investment advisory services waivers — CRMC waived a portion of the investment advisory services fees equal to 0.05% of each fund’s daily net assets for the three managed risk funds. For the six months ended June 30, 2022, total investment advisory services fees waived by CRMC were $897,000. CRMC does not intend to recoup these waivers. Investment advisory services fees are presented in each fund’s statement of operations gross of the waivers from CRMC.

Class-specific fees and expenses —Expenses that are specific to individual share classes are accrued directly to the respective share class. The principal class-specific fees and expenses are further described below:

Distribution services — The series has plans of distribution for all share classes. Under the plans, the board of trustees approves certain categories of expenses that are used to finance activities primarily intended to sell fund shares. The plans provide for payments to pay service fees to firms that have entered into agreements with the series. These payments, based on an annualized percentage of average daily net assets, range from 0.25% to 0.50% as noted in the table below. In some cases, the board of trustees has limited the amounts that may be paid to less than the maximum allowed by the plans.

Share class	Currently approved limits	Plan limits
Class 4	0.25%	0.25%
Class P2	0.25	0.50

Insurance administrative services — The series has an insurance administrative services plan for all share classes. Under the plan, each share class pays 0.25% of each insurance company’s respective average daily net assets to compensate the insurance companies for services provided to their separate accounts and contractholders for which the shares of the fund are beneficially owned as underlying investments of such contractholders’ annuities. These services include, but are not limited to, maintenance, shareholder communications and transactional services. The insurance companies are not related parties to the series.

Transfer agent services — The series has a shareholder services agreement with AFS under which the funds compensate AFS for providing transfer agent services to the funds. These services include recordkeeping, shareholder communications and transaction processing. In addition, the managed risk funds reimburse AFS for amounts paid to third parties for performing transfer agent services on behalf of fund shareholders.

Administrative services — The series has an administrative services agreement with CRMC to provide administrative services to all of the funds. Administrative services are provided by CRMC and its affiliates to help assist third parties providing non-distribution services to fund shareholders. These services include providing in-depth information on each fund and market developments that impact fund investments. Administrative services also include, but are not limited to, coordinating, monitoring and overseeing third parties that provide services to fund shareholders. CRMC receives administrative services fee at the annual rate of 0.03% of average daily net assets from the Class 1 shares of the underlying funds for administrative services provided to the series.

Accounting and administrative services — The three managed risk funds have a subadministration agreement with Bank of New York Mellon (“BNY Mellon”) under which each fund compensates BNY Mellon for providing accounting and administrative services. These services include, but are not limited to, fund accounting (including calculation of net asset value), financial reporting and tax services. BNY Mellon is not a related party to the managed risk funds.

26	American Funds Insurance Series – Portfolio Series

Trustees’ deferred compensation — Trustees who are unaffiliated with CRMC may elect to defer the cash payment of part or all of their compensation. These deferred amounts, which remain as liabilities of the funds, are treated as if invested in one or more of the American Funds. These amounts represent general, unsecured liabilities of the funds and vary according to the total returns of the selected funds. Trustees’ compensation in each fund’s statement of operations reflects current fees (either paid in cash or deferred) and a net increase or decrease in the value of the deferred amounts.

Affiliated officers and trustees — Officers and certain trustees of the series are or may be considered to be affiliated with CRMC, AFD and AFS. No affiliated officers or trustees received any compensation directly from any fund in the series.

8. Indemnifications

The series’ organizational documents provide board members and officers with indemnification against certain liabilities or expenses in connection with the performance of their duties to the series. In the normal course of business, the series may also enter into contracts that provide general indemnifications. Each fund’s maximum exposure under these arrangements is unknown since it is dependent on future claims that may be made against the series. The risk of material loss from such claims is considered remote. Insurance policies are also available to the series’ board members and officers.

9. Capital share transactions

Capital share transactions in each fund were as follows (dollars and shares in thousands):

Global Growth Portfolio

	Sales		Reinvestments of distributions		Repurchases		Net increase
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares

Six months ended June 30, 2022

Class 4	$3,583	258	$8,821	752	$(3,287)	(230)	$9,117	780

Year ended December 31, 2021

Class 4	$12,509	747	$1,572	93	$(8,922)	(529)	$5,159	311

Growth and Income Portfolio

	Sales		Reinvestments of distributions		Repurchases		Net increase
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares

Six months ended June 30, 2022

Class 4	$17,429	1,358	$30,891	2,714	$(11,279)	(863)	$37,041	3,209

Year ended December 31, 2021

Class 4	$46,703	3,326	$10,433	745	$(21,943)	(1,582)	$35,193	2,489

Managed Risk Growth Portfolio

	Sales		Reinvestments of distributions		Repurchases		Net increase
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares

Six months ended June 30, 2022

Class P2	$40,251	3,315	$239,752	24,365	$(30,902)	(2,691)	$249,101	24,989

Year ended December 31, 2021

Class P2	$129,307	9,721	$18,360	1,371	$(88,438)	(6,636)	$59,229	4,456

American Funds Insurance Series – Portfolio Series	27

Managed Risk Growth and Income Portfolio

	Sales		Reinvestments of distributions		Repurchases		Net increase
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares

Six months ended June 30, 2022

Class P2	$26,995	2,392	$93,767	9,025	$(42,310)	(3,666)	$78,452	7,751

Year ended December 31, 2021

Class P2	$64,009	5,216	$16,939	1,367	$(70,246)	(5,764)	$10,702	819

Managed Risk Global Allocation Portfolio

	Sales		Reinvestments of distributions		Repurchases		Net increase (decrease)
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares

Six months ended June 30, 2022

Class P2	$9,857	876	$38,288	3,947	$(11,395)	(1,019)	$36,750	3,804

Year ended December 31, 2021

Class P2	$22,259	1,801	$3,407	275	$(26,615)	(2,176)	$(949)	(100)

10. Investment transactions

Each fund engaged in purchases and sales of investment securities during the six months ended June 30, 2022, as follows (dollars in thousands):

	Global Growth Portfolio	Growth and Income Portfolio	Managed Risk Growth Portfolio	Managed Risk Growth and Income Portfolio	Managed Risk Global Allocation Portfolio
Purchases of investment securities*	$15,269	$48,756	$885,915	$611,985	$159,811
Sales of investment securities*	3,349	11,243	628,798	467,802	119,269

*	Excludes short-term securities and U.S. government obligations, if any.

11. Ownership concentration

At June 30, 2022, Managed Risk Growth and Income Portfolio held 18% and 18% of the outstanding shares of American Funds Insurance Series - Capital World Growth and Income Fund and American Funds Insurance Series - Capital Income Builder, respectively. In addition, Managed Risk Global Allocation Portfolio held 26% of the outstanding shares of American Funds Insurance Series - American Funds Global Balanced Fund.

28	American Funds Insurance Series – Portfolio Series

Financial highlights

		(Loss) income from investment operations[1]				Dividends and distributions						Ratio of expenses	Ratio of expenses
Year ended	Net asset value, beginning of year	Net investment income (loss)		Net (losses) gains on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distribu- tions	Net asset value, end of year	Total return[2]	Net assets, end of year (in millions)	to average net assets before waivers/ reimburse- ments[3]	to average net assets after waivers/ reimburse- ments[2,3]	Net effective expense ratio[2,4,5]	Ratio of net income (loss) to average net assets[2]
Global Growth Portfolio
Class 4:
6/30/2022[5,6]	$17.34	$—	[7]	$(4.56)	$(4.56)	$(.10)	$(1.72)	$(1.82)	$10.96	(26.98)%[8]	$62	.51%[9]	.51%[9]	1.03%[9]	.04%[9]
12/31/2021	15.58	.08		2.02	2.10	(.05)	(.29)	(.34)	17.34	13.49	84	.52	.52	1.04	.48
12/31/2020	13.35	.03		2.91	2.94	(.12)	(.59)	(.71)	15.58	23.80	71	.55	.55	1.15	.24
12/31/2019	10.68	.12		3.18	3.30	(.09)	(.54)	(.63)	13.35	31.67	54	.61	.56	1.18	.97
12/31/2018	12.17	.08		(1.22)	(1.14)	(.12)	(.23)	(.35)	10.68	(9.77)	36	.59	.58	1.20	.69
12/31/2017	9.77	.12		2.59	2.71	(.06)	(.25)	(.31)	12.17	28.11	30	.62	.56	1.18	1.05
Growth and Income Portfolio
Class 4:
6/30/2022[5,6]	$14.44	$.03		$(2.44)	$(2.41)	$(.16)	$(1.01)	$(1.17)	$10.86	(17.05)%[8]	$318	.51%[9]	.51%[9]	.83%[9]	.52%[9]
12/31/2021	13.25	.18		1.44	1.62	(.23)	(.20)	(.43)	14.44	12.32	377	.52	.52	.84	1.28
12/31/2020	12.13	.18		1.53	1.71	(.22)	(.37)	(.59)	13.25	14.86	313	.52	.52	.91	1.49
12/31/2019	10.59	.22		1.81	2.03	(.19)	(.30)	(.49)	12.13	19.57	257	.52	.52	.96	1.92
12/31/2018	11.40	.20		(.58)	(.38)	(.16)	(.27)	(.43)	10.59	(3.51)	168	.53	.53	.97	1.81
12/31/2017	10.13	.17		1.38	1.55	(.13)	(.15)	(.28)	11.40	15.43	134	.53	.53	.97	1.59
Managed Risk Growth Portfolio
Class P2:
6/30/2022[5,6]	$13.80	$(.01)		$(2.55)	$(2.56)	$(.07)	$(1.58)	$(1.65)	$9.59	(18.87)%[8]	$1,625	.66%[9]	.61%[9]	.99%[9]	(.10)%[9]
12/31/2021	12.52	.03		1.38	1.41	(.13)	—	(.13)	13.80	11.29	1,994	.66	.61	1.01	.24
12/31/2020	11.61	.07		1.38	1.45	(.13)	(.41)	(.54)	12.52	13.35	1,753	.66	.61	1.03	.65
12/31/2019	10.28	.13		1.80	1.93	(.14)	(.46)	(.60)	11.61	19.26	1,474	.66	.61	1.02	1.20
12/31/2018	11.16	.12		(.53)	(.41)	(.14)	(.33)	(.47)	10.28	(3.98)	1,073	.66	.61	1.00	1.06
12/31/2017	9.76	.10		1.63	1.73	(.09)	(.24)	(.33)	11.16	18.00	904	.68	.63	1.03	.95
Managed Risk Growth and Income Portfolio
Class P2:
6/30/2022[5,6]	$12.70	$.02		$(1.84)	$(1.82)	$(.13)	$(.65)	$(.78)	$10.10	(14.46)%[8]	$1,298	.66%[9]	.61%[9]	.99%[9]	.41%[9]
12/31/2021	11.58	.13		1.13	1.26	(.14)	—	(.14)	12.70	10.93	1,535	.66	.61	1.04	1.07
12/31/2020	11.55	.13		.39	.52	(.18)	(.31)	(.49)	11.58	4.96	1,390	.66	.61	1.05	1.16
12/31/2019	10.18	.18		1.74	1.92	(.18)	(.37)	(.55)	11.55	19.29	1,288	.67	.62	1.08	1.66
12/31/2018	11.13	.17		(.67)	(.50)	(.17)	(.28)	(.45)	10.18	(4.72)	974	.66	.61	1.07	1.54
12/31/2017	9.68	.15		1.44	1.59	(.12)	(.02)	(.14)	11.13	16.55	851	.68	.63	1.08	1.38
Managed Risk Global Allocation Portfolio
Class P2:
6/30/2022[5,6]	$12.69	$—	[7]	$(2.23)	$(2.23)	$(.12)	$(.89)	$(1.01)	$9.45	(17.80)%[8]	$395	.66%[9]	.61%[9]	1.13%[9]	(.08)%[9]
12/31/2021	11.76	.08		.94	1.02	(.09)	—	(.09)	12.69	8.70	482	.67	.62	1.19	.68
12/31/2020	11.60	.07		.52	.59	(.12)	(.31)	(.43)	11.76	5.65	448	.68	.63	1.20	.61
12/31/2019	10.07	.13		1.89	2.02	(.15)	(.34)	(.49)	11.60	20.44	424	.68	.63	1.20	1.20
12/31/2018	11.04	.14		(.88)	(.74)	(.10)	(.13)	(.23)	10.07	(6.90)	325	.68	.63	1.20	1.27
12/31/2017	9.34	.10		1.67	1.77	(.07)	—	(.07)	11.04	19.03	251	.70	.63	1.19	.94

Refer to the end of the tables for footnotes.

American Funds Insurance Series – Portfolio Series	29

Financial highlights (continued)

	Six months ended	Year ended December 31,
Portfolio turnover rate	June 30, 2022[5,6,8]	2021	2020	2019	2018	2017
Global Growth Portfolio	5%	36%	14%	14%	12%	10%
Growth and Income Portfolio	3	36	7	6	5	10
Managed Risk Growth Portfolio	37	46	80	6	4	7
Managed Risk Growth and Income Portfolio	35	44	73	5	4	10
Managed Risk Global Allocation Portfolio	29	29	49	6	3	8

[1]	Based on average shares outstanding.
[2]	This column reflects the impact of certain waivers/reimbursements from CRMC. During the years shown, CRMC waived a portion of investment advisory services fees on each of the managed risk funds. In addition, during some of the years shown, CRMC reimbursed a portion of miscellaneous fees and expenses for some of the funds.
[3]	This column does not include expenses of the underlying funds in which each fund invests.
[4]	This column reflects the net effective expense ratios for each fund and class, which include each class’s expense ratio combined with the weighted average net expense ratio of the underlying funds for the periods presented. Refer to the expense example for further information regarding fees and expenses.
[5]	Unaudited.
[6]	Based on operations for a period that is less than a full year.
[7]	Amount less than $.01.
[8]	Not annualized.
[9]	Annualized.

30	American Funds Insurance Series – Portfolio Series

Expense example	unaudited

The funds in American Funds Insurance Series serve as the underlying investment vehicle for various insurance products. As an owner of an insurance contract that invests in one of the funds in the series, you incur two types of costs: (1) transaction costs, such as initial sales charges on purchase payments and contingent deferred sales charges on redemptions (loads), and (2) ongoing costs, including management fees, distribution and service (12b-1) fees, and other expenses. Additional fees are charged by the insurance companies related to the various benefits they provide. This example is intended to help you understand your ongoing costs (in dollars) of investing in the underlying funds so you can compare these costs with the ongoing costs of investing in other mutual funds that serve a similar function in other annuity products. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period (January 1, 2022, through June 30, 2022).

Actual expenses:

The first line of each share class in the tables on the following page provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading titled “Expenses paid during period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes:

The second line of each share class in the tables on the following page provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio for the share class and an assumed rate of return of 5.00% per year before expenses, which is not the actual return of the share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5.00% hypothetical example with the 5.00% hypothetical examples that appear in the shareholder reports of the other funds.

Notes:

Additional fees are charged by the insurance companies related to the various benefits they provide. You can estimate the impact of these fees by adding the amount of the fees to the total estimated expenses you paid on your account during the period as calculated above. In addition, your ending account value would be lower by the amount of these fees.

Note that the expenses shown in the tables on the following page are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the second line of each share class in the tables is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

American Funds Insurance Series – Portfolio Series	31

Expense example (continued)

	Beginning account value 1/1/2022	Ending account value 6/30/2022	Expenses paid during period[1,2]	Annualized expense ratio[2]	Effective expenses paid during period[3]	Effective annualized expense ratio[4]
Global Growth Portfolio
Class 4 – actual return	$1,000.00	$730.23	$2.19	.51%	$4.42	1.03%
Class 4 – assumed 5% return	1,000.00	1,022.27	2.56	.51	5.16	1.03
Growth and Income Portfolio
Class 4 – actual return	$1,000.00	$829.51	$2.31	.51%	$3.77	.83%
Class 4 – assumed 5% return	1,000.00	1,022.27	2.56	.51	4.16	.83
Managed Risk Growth Portfolio
Class P2 – actual return	$1,000.00	$811.32	$2.74	.61%	$4.45	.99%
Class P2 – assumed 5% return	1,000.00	1,021.77	3.06	.61	4.96	.99
Managed Risk Growth and Income Portfolio
Class P2 – actual return	$1,000.00	$855.36	$2.81	.61%	$4.55	.99%
Class P2 – assumed 5% return	1,000.00	1,021.77	3.06	.61	4.96	.99
Managed Risk Global Allocation Portfolio
Class P2 – actual return	$1,000.00	$822.05	$2.76	.61%	$5.10	1.13%
Class P2 – assumed 5% return	1,000.00	1,021.77	3.06	.61	5.66	1.13

[1]	The “expenses paid during period” are equal to the “annualized expense ratio,” multiplied by the average account value over the period, multiplied by the number of days in the period, and divided by 365 (to reflect the one-half year period).
[2]	The “expenses paid during period” and “annualized expense ratio” do not include the expenses of the underlying funds in which each fund invests.
[3]	The “effective expenses paid during period” are equal to the “effective annualized expense ratio,” multiplied by the average account value over the period, multiplied by the number of days in the period, and divided by 365 (to reflect the period).
[4]	The “effective annualized expense ratio” reflects the net annualized expense ratio of the class plus the class’s pro-rata share of the weighted average expense ratio of the underlying funds in which it invests.

32	American Funds Insurance Series – Portfolio Series

Approval of Investment Advisory and Service Agreement — American Funds Insurance Series

Portfolio Series — American Funds Global Growth Portfolio

Portfolio Series — American Funds Growth and Income Portfolio

The series’ board has approved the continuation of the series’ Investment Advisory and Service Agreement (the “agreement”) with Capital Research and Management Company (“CRMC”) with respect to Portfolio Series — American Funds Global Growth Portfolio and Portfolio Series — American Funds Growth and Income Portfolio, for an additional one-year term through April 30, 2023. The board approved the agreement following the recommendation of the series’ Contracts Committee (the “committee”), which is composed of all the series’ independent board members. The board and the committee determined in the exercise of their business judgment that the advisory fee structure for each fund within the series was fair and reasonable in relation to the services provided, and that approving the agreement was in the best interests of each fund and its shareholders.

In reaching this decision, the board and the committee took into account their interactions with CRMC as well as information furnished to them throughout the year and otherwise provided to them, as well as information prepared specifically in connection with their review of the agreement, and were advised by their independent counsel with respect to the matters considered. They considered the following factors, among others, but did not identify any single issue or particular piece of information that, in isolation, was the controlling factor, and each board and committee member did not necessarily attribute the same weight to each factor.

1. Nature, extent and quality of services

The board and the committee considered the depth and quality of CRMC’s investment management process, including its global research capabilities; the experience, capability and integrity of its senior management and other personnel; the low turnover rates of its key personnel; the overall financial strength and stability of CRMC and the Capital Group organization; the resources and systems CRMC devotes to investment management (the manner in which each fund’s assets are managed, including liquidity management), financial, investment operations, compliance, trading, proxy voting, shareholder communications, and other services; and the ongoing evolution of CRMC’s organizational structure designed to maintain and strengthen these qualities. The board and the committee also considered the nature, extent and quality of administrative and shareholder services provided by CRMC to the funds under the agreement and other agreements, as well as the benefits to each fund’s shareholders from investing in a fund that is part of a large family of funds. The board and the committee considered the risks assumed by CRMC in providing services to the funds, including operational, business, financial, reputational, regulatory and litigation risks. The board and the committee concluded that the nature, extent and quality of the services provided by CRMC have benefited and should continue to benefit each fund and its shareholders.

2. Investment results

The board and the committee considered the investment results of each fund in light of its objectives. They compared each fund’s investment results with those of other funds (including funds that currently form the basis of the Lipper index for the category in which each fund is included), and data such as relevant market and fund indexes over various periods (including each fund’s lifetime) through September 30, 2021. They generally placed greater emphasis on investment results over longer term periods. On the basis of this evaluation and the board’s and the committee’s ongoing review of investment results, and considering the relative market conditions during certain reporting periods, the board and the committee concluded that each fund’s investment results have been satisfactory for renewal of the agreement, and that CRMC’s record in managing the funds indicated that its continued management should benefit each fund and its shareholders.

American Funds Insurance Series – Portfolio Series	33

3. Advisory fees and total expenses

The board and the committee compared the total expense levels of each fund to those of other relevant funds. They observed that each fund’s total expenses generally compared favorably to those of other similar funds included in the comparable Lipper category.

The board and the committee also reviewed the fee schedule of the funds (including the fees and total expenses of the underlying American Funds in which the funds invest) to those of other relevant funds. The board and the committee noted CRMC’s prior elimination of the entire advisory fee payable by the funds under the agreement. The board and the committee also considered the breakpoint discounts in each underlying fund’s advisory fee structure that reduce the level of fees charged by CRMC to the underlying fund as its assets increase. In addition, they reviewed information regarding the effective advisory fees charged to non-mutual fund clients by CRMC and its affiliates. They noted that, to the extent there were differences between the advisory fees paid by the underlying American Funds and the advisory fees paid by those clients, the differences appropriately reflected the investment, operational, regulatory and market differences between advising the underlying funds and the other clients. The board and the committee concluded that each fund’s cost structure was fair and reasonable in relation to the services provided, as well as in relation to the risks assumed by the adviser in sponsoring and managing each fund, and that each fund’s shareholders receive reasonable value in return for other amounts paid to CRMC by the funds.

4. Ancillary benefits

The board and the committee considered a variety of other benefits that CRMC and its affiliates receive as a result of CRMC’s relationship with the series and the other American Funds, including fees for administrative services provided to certain share classes; fees paid to CRMC’s affiliated transfer agent; sales charges and distribution fees received and retained by the series’ principal underwriter, an affiliate of CRMC; and possible ancillary benefits to CRMC and its institutional management affiliates in managing other investment vehicles. The board and the committee reviewed CRMC’s portfolio trading practices, noting that through December 31, 2018, CRMC benefited from research obtained with commissions from portfolio transactions made on behalf of each fund, and since that time has undertaken to bear the cost of obtaining such research. The board and the committee took these ancillary benefits into account in evaluating the reasonableness of the other amounts paid to CRMC by the funds.

34	American Funds Insurance Series – Portfolio Series

5. Adviser financial information

The board and the committee reviewed information regarding CRMC’s costs of providing services to the American Funds, including personnel, systems and resources of investment, compliance, trading, accounting and other administrative operations. They considered CRMC’s costs and related cost allocation methodology as well as its track record of investing in technology, infrastructure and staff to maintain and expand services and capabilities, respond to industry and regulatory developments, and attract and retain qualified personnel. They noted information regarding the compensation structure for CRMC’s investment professionals. They reviewed information on the profitability of the investment adviser and its affiliates. The board and the committee also compared CRMC’s profitability and compensation data to the reported results and data of several large, publicly held investment management companies. The board and the committee noted the competitiveness and cyclicality of both the mutual fund industry and the capital markets, and the importance in that environment of CRMC’s long-term profitability for maintaining its independence, company culture and management continuity. They further considered the breakpoint discounts in the underlying funds’ advisory fee structure and CRMC’s sharing of potential economies of scale, or efficiencies, through breakpoints and other fee reductions and costs voluntarily absorbed. The board and the committee concluded that each fund’s expense structure reflected a reasonable sharing of benefits between CRMC and the funds’ shareholders.

American Funds Insurance Series – Portfolio Series	35

Approval of Investment Advisory and Service Agreement and Subadvisory Agreement — American Funds Insurance Series

Portfolio Series — American Funds Managed Risk Growth Portfolio

Portfolio Series — American Funds Managed Risk Growth and Income Portfolio

Portfolio Series — American Funds Managed Risk Global Allocation Portfolio

The series’ board has approved the continuation of the series’ Investment Advisory and Service Agreement (the “advisory agreement”) with Capital Research and Management Company (“CRMC”) with respect to Portfolio Series — American Funds Managed Risk Growth Portfolio, Portfolio Series — American Funds Managed Risk Growth and Income Portfolio, and Portfolio Series — American Funds Managed Risk Global Allocation Portfolio, for an additional one-year term through April 30, 2023. The board has also approved the series’ Subadvisory Agreement (the “subadvisory agreement”) with CRMC and Milliman Financial Risk Management LLC (“Milliman FRM”) with respect to these funds for the same term. The advisory and subadvisory agreements are jointly referred to below as the “agreements.” The board approved the agreements following the recommendation of the series’ Contracts Committee (the “committee”), which is composed of all the series’ independent board members. The board and the committee determined in the exercise of their business judgment that the advisory fee structure for each fund within the series was fair and reasonable in relation to the services provided, and that approving the agreements was in the best interests of each fund and its shareholders.

In reaching this decision, the board and the committee took into account their interactions with CRMC and Milliman FRM as well as information furnished to them throughout the year and otherwise provided to them, as well as information prepared specifically in connection with their review of the agreements, and were advised by their independent counsel with respect to the matters considered. They considered the following factors, among others, but did not identify any single issue or particular piece of information that, in isolation, was the controlling factor, and each board and committee member did not necessarily attribute the same weight to each factor.

1. Nature, extent and quality of services

The board and the committee considered the depth and quality of CRMC’s investment management process, including its global research capabilities; the experience, capability and integrity of its senior management and other personnel; the low turnover rates of its key personnel; the overall financial strength and stability of CRMC and the Capital Group organization; the resources and systems CRMC devotes to investment management (the manner in which each fund’s assets are managed, including liquidity management), financial, investment operations, compliance, trading, proxy voting, shareholder communications, and other services; and the ongoing evolution of CRMC’s organizational structure designed to maintain and strengthen these qualities. The board and the committee also considered the nature, extent and quality of the oversight of Milliman FRM’s services provided by CRMC, administrative and shareholder services provided by CRMC to the funds under the advisory agreement and other agreements, as well as the benefits to each fund’s shareholders from investing in a fund that is part of a large family of funds. The board and the committee considered the risks assumed by CRMC in providing services to the funds, including operational, business, financial, reputational, regulatory and litigation risks. The board and the committee concluded that the nature, extent and quality of the services provided by CRMC have benefited and should continue to benefit each fund and its shareholders.

The board and the committee also considered the depth and quality of Milliman FRM’s investment management process, including its experience in applying the Milliman Managed Risk Strategy to other funds in the series and risk management services for other clients; the experience, capability and integrity of its senior management and other personnel; and the services provided to each fund under the subadvisory agreement. The board and the committee concluded that the nature, extent and quality of the services provided by Milliman FRM have benefited and should continue to benefit each fund and its shareholders.

2. Investment results

The board and the committee considered the investment results of each fund in light of its objectives. They compared each fund’s investment results with those of other funds (including funds that currently form the basis of the Lipper index for the category in which each fund is included), and data such as relevant market and fund indexes over various periods (including each fund’s lifetime) through September 30, 2021. They generally placed greater emphasis on investment results over longer term periods. The board and the committee also considered the volatility of the funds compared with the S&P 500 Managed Risk indexes and those of asset allocation and balanced funds with

36	American Funds Insurance Series – Portfolio Series

volatility management analytics over various periods (including each fund’s lifetime) through September 30, 2021. On the basis of this evaluation and the board’s and the committee’s ongoing review of investment results, and considering the relative market conditions during certain reporting periods, the board and the committee concluded that each fund’s investment results and the results of the services provided by CRMC and Milliman FRM have been satisfactory for renewal of the agreements, and that CRMC’s and Milliman FRM’s record in managing the funds indicated that their continued management should benefit each fund and its shareholders.

3. Advisory fees and total expenses

The board and the committee compared the advisory fees and total expense levels of each fund to those of other relevant funds. The board and the committee noted CRMC’s waiver of a portion of the advisory fee payable by each fund under the advisory agreement, CRMC’s commitment not to remove the waiver without board approval and CRMC’s agreement to pay the fees due to Milliman FRM under the subadvisory agreement. They observed that each fund’s advisory fees and expenses generally compared favorably to those of other similar funds included in the comparable Lipper category.

The board and the committee also considered the breakpoint discounts in each underlying fund’s advisory fee structure that reduce the level of fees charged by CRMC to the underlying fund as its assets increase. In addition, they reviewed information regarding the effective advisory fees charged to non-mutual fund clients by CRMC and its affiliates. They noted that, to the extent there were differences between the advisory fees paid by each fund and the advisory fees paid by those clients, the differences appropriately reflected the investment, operational, regulatory and market differences between advising the funds and the other clients. They also reviewed the fees paid to Milliman FRM by other funds which it advised or subadvised. The board and the committee concluded that each fund’s cost structure was fair and reasonable in relation to the services that CRMC provided, directly and through Milliman FRM, as well as in relation to the risks assumed by the adviser in sponsoring and managing each fund, and that each fund’s shareholders receive reasonable value in return for the advisory fees and other amounts paid to CRMC (and indirectly to Milliman FRM) by the funds.

4. Ancillary benefits

The board and the committee considered a variety of other benefits that CRMC and its affiliates receive as a result of CRMC’s relationship with the series and the American Funds, including fees for administrative services provided to certain share classes; fees paid to CRMC’s affiliated transfer agent; sales charges and distribution fees received and retained by the series’ principal underwriter, an affiliate of CRMC; and possible ancillary benefits to CRMC and its institutional management affiliates in managing other investment vehicles. The board and the committee reviewed CRMC’s portfolio trading practices, noting that through December 31, 2018, CRMC benefited from research obtained with commissions from portfolio transactions made on behalf of each fund, and since that time has undertaken to bear the cost of obtaining such research. The board and the committee also reviewed similar ancillary benefits received by Milliman FRM as a result of its relationship with the series. The board and the committee took these ancillary benefits into account in evaluating the reasonableness of the advisory fees and other amounts paid to CRMC (and indirectly to Milliman FRM) by each fund.

American Funds Insurance Series – Portfolio Series	37

5. Adviser financial information

The board and the committee reviewed information regarding CRMC’s costs of providing services to the American Funds, including personnel, systems and resources of investment, compliance, trading, accounting and other administrative operations. They considered CRMC’s costs and related cost allocation methodology as well as its track record of investing in technology, infrastructure and staff to maintain and expand services and capabilities, respond to industry and regulatory developments, and attract and retain qualified personnel. They noted information regarding the compensation structure for CRMC’s investment professionals. They reviewed information on the profitability of the investment adviser and its affiliates. The board and the committee also compared CRMC’s profitability and compensation data to the reported results and data of several large, publicly held investment management companies. The board and the committee noted the competitiveness and cyclicality of both the mutual fund industry and the capital markets, and the importance in that environment of CRMC’s long-term profitability for maintaining its independence, company culture and management continuity. They further considered the breakpoint discounts in the funds’ advisory fee structure and CRMC’s sharing of potential economies of scale, or efficiencies, through breakpoints and other fee reductions and costs voluntarily absorbed. The board and the committee concluded that each fund’s advisory fee structure reflected a reasonable sharing of benefits between CRMC and the funds’ shareholders.

38	American Funds Insurance Series – Portfolio Series

Office of the series

333 South Hope Street
Los Angeles, CA 90071-1406

Investment adviser

Capital Research and Management Company
333 South Hope Street
Los Angeles, CA 90071-1406

Investment subadviser

Milliman Financial Risk Management LLC
(Managed Risk Funds only)
71 South Wacker Drive, 31st Floor
Chicago, IL 60606-4637

Custodian of assets

State Street Bank and Trust Company
One Lincoln Street
Boston, MA 02111-2900

Counsel

Morgan, Lewis & Bockius LLP
One Federal Street
Boston, MA 02110-1726

Independent registered public accounting firm

PricewaterhouseCoopers LLP
601 South Figueroa Street
Los Angeles, CA 90017-3874

American Funds Insurance Series – Portfolio Series	39

Investors should carefully consider investment objectives, risks, charges and expenses. This and other important information is contained in the series prospectuses, which can be obtained from your financial professional and should be read carefully before investing. You may also call American Funds Service Company (AFS) at (800) 421-4225 or visit the Capital Group website at capitalgroup.com/individual/investments.

“Proxy Voting Guidelines for American Funds Insurance Series — Portfolio Series” — which describes how we vote proxies relating to the underlying funds held in the portfolios — is available on our website or upon request by calling AFS. The series files its proxy voting record with the U.S. Securities and Exchange Commission (SEC) for the 12 months ended June 30 by August 31. The proxy voting record is available free of charge on the SEC website at sec.gov and on our website.

American Funds Insurance Series — Portfolio Series files a complete list of its portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form NPORT-P. The list of portfolio holdings is available free of charge on the SEC website and on our website.

This report is for the information of American Funds Insurance Series — Portfolio Series investors, but it also may be used as sales literature when preceded or accompanied by the current prospectuses or summary prospectuses for American Funds Insurance Series — Portfolio Series and the prospectus for the applicable insurance contract, which give details about charges, expenses, investment objectives and operating policies of the series. If used as sales material after September 30, 2022, this report must be accompanied by a statistical update for the most recently completed calendar quarter.

BLOOMBERG® is a trademark and service mark of Bloomberg Finance L.P. and its affiliates (collectively “Bloomberg”). Bloomberg or Bloomberg’s licensors own all proprietary rights in the Bloomberg Indices. Neither Bloomberg nor Bloomberg’s licensors approves or endorses this material, or guarantees the accuracy or completeness of any information herein, or makes any warranty, express or implied, as to the results to be obtained therefrom and, to the maximum extent allowed by law, neither shall have any liability or responsibility for injury or damages arising in connection therewith.

©2022 Morningstar, Inc. All rights reserved. The information contained herein: (1) is proprietary to Morningstar and/or its content providers; (2) may not be copied or distributed; and (3) is not warranted to be accurate, complete or timely. Neither Morningstar nor its content providers are responsible for any damages or losses arising from any use of this information. Past performance is no guarantee of future results.

MSCI has not approved, reviewed or produced this report, makes no express or implied warranties or representations and is not liable whatsoever for any data in the report. You may not redistribute the MSCI data or use it as a basis for other indices or investment products.

The S&P 500 is a product of S&P Dow Jones Indices LLC and/or its affiliates and has been licensed for use by Capital Group. Copyright © 2022 S&P Dow Jones Indices LLC, a division of S&P Global, and/or its affiliates. All rights reserved. Redistribution or reproduction in whole or in part is prohibited without written permission of S&P Dow Jones Indices LLC.

American Funds Distributors, Inc., member FINRA

The Capital Advantage®

Since 1931, Capital Group, home of American Funds, has helped investors pursue long-term investment success. Our consistent approach — in combination with The Capital SystemSM — has resulted in superior outcomes.

Aligned with investor success
We base our decisions on a long-term perspective, which we believe aligns our goals with the interests of our clients. American Funds Insurance Series portfolio managers average 28 years of investment industry experience, including 23 years at our company, reflecting a career commitment to our long-term approach.[1]

The Capital System
The Capital System combines individual accountability with teamwork. Funds using The Capital System are divided into portions that are managed independently by investment professionals with diverse backgrounds, ages and investment approaches. An extensive global research effort is the backbone of our system.

American Funds Insurance Series’ superior outcomes
American Funds Insurance Series equity funds have beaten their comparable Lipper indexes in 89% of 10-year periods and 100% of 20-year periods.[2] Our fixed income funds have helped investors achieve diversification through attention to correlation between bonds and equities.[3] We strive to keep management fees competitive. Over the past 20 years, most funds’ fees have been below industry averages.[4]

[1]	Portfolio manager experience as of the American Funds Insurance Series prospectus dated May 1, 2022.
[2]	Based on Class 1 share results for rolling calendar-year periods starting the first full calendar year after each fund’s inception through December 31, 2021. Periods covered are the shorter of the fund’s lifetime or since the inception date of the comparable Lipper index or average. The comparable Lipper indexes are: Capital World Funds Index (Global Growth Fund, Capital World Growth and Income Fund), Growth Funds Index (Growth Fund), International Funds Index (International Fund), Emerging Markets Funds Index (New World Fund), Growth & Income Funds Index (Washington Mutual Investors Fund, Growth and Income Fund) and Balanced Funds Index (Asset Allocation Fund). The Lipper Global Small-/Mid-Cap Funds Average was used for Global Small Capitalization Fund. Lipper source: Refinitiv Lipper. There have been periods when the fund has lagged the index.
[3]	Based on Class 1 share results as of December 31, 2021. Three of our five fixed income funds showed a three-year correlation below 0.3. Standard & Poor’s 500 Index was used as an equity market proxy. Correlation based on monthly total returns. Correlation is a statistical measure of how two securities move in relation to each other. A correlation ranges from –1 to 1. A positive correlation close to 1 implies that as one security moves, either up or down, the other security will move in “lockstep,” in the same direction. A negative correlation close to –1 indicates that the securities have moved in the opposite direction.
[4]	Based on management fees for the 20-year period ended December 31, 2021, versus comparable Lipper categories, excluding funds of funds.

All Capital Group trademarks mentioned are owned by The Capital Group Companies, Inc., an affiliated company or fund. All other company and product names mentioned are the property of their respective companies.

American Funds Insurance Series® Target Date Series Semi-annual report for the six months ended June 30, 2022

Offering variable
annuity investors
a balanced approach
to building and
preserving wealth
through retirement

Depending on the proximity to its target date, each fund will seek to achieve the following objectives to varying degrees: growth, income and conservation of capital. Each fund will increasingly emphasize income and conservation of capital by investing a greater portion of its assets in fixed income, equity-income and balanced funds as it approaches and passes its target date. In this way, each fund seeks to balance total return and stability over time.

American Funds, by Capital Group, is one of the nation’s largest mutual fund families. For over 90 years, Capital Group has invested with a long-term focus based on thorough research and attention to risk.

Fund results shown in this report, unless otherwise indicated, are for Class 4 shares at net asset value. Results are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Prices and returns will vary, so investors may lose money. Investing for short periods makes losses more likely. For current information and month-end results, visit capitalgroup.com/afis. For information about your insurance contract and month-end results, go to the website of the company that issued your contract.

Here are the total returns on a $1,000 investment with all distributions reinvested for periods ended June 30, 2022. Also shown are the expense ratios as of the series prospectus dated May 1, 2022:

	Cumulative	Average annual
	total returns	total returns
Class 4 shares	1 year	Lifetime*	Expense ratio

American Funds® IS 2035 Target Date Fund	–14.08%	4.48%	0.90%
American Funds® IS 2030 Target Date Fund	–12.18	3.67	0.88
American Funds® IS 2025 Target Date Fund	–10.55	3.52	0.87
American Funds® IS 2020 Target Date Fund	–8.93	3.15	0.85
American Funds® IS 2015 Target Date Fund	–8.07	3.08	0.84
American Funds® IS 2010 Target Date Fund	–7.12	2.96	0.83

*	Since December 6, 2019.

The target date funds invest in Class R-6 shares of the underlying funds.

Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower. Expense ratios are as of the series prospectus dated May 1, 2022, and are restated to reflect current fees. Visit capitalgroup.com/afis for more information.

Each target date fund is composed of a mix of the American Funds and is subject to the risks and returns of the underlying funds. Investing outside the United States involves risks such as currency fluctuations, periods of illiquidity and price volatility, as more fully described in the prospectus. These risks may be heightened in connection with investments in developing countries. Small company stocks entail additional risks, and they can fluctuate in price more than larger company stocks. The return of principal for bond funds and for funds with significant underlying bond holdings is not guaranteed. Fund shares are subject to the same interest rate, inflation and credit risks associated with the underlying bond holdings. Investments in mortgage-related securities involve additional risks, such as prepayment risk, as more fully described in the prospectus. Lower rated bonds are subject to greater fluctuations in value and risk of loss of income and principal than higher rated bonds. While not directly correlated to changes in interest rates, the values of inflation linked bonds generally fluctuate in response to changes in real interest rates and may experience greater losses than other debt securities with similar durations. Fund shares of U.S. Government Securities Fund® are not guaranteed by the U.S. government.

The funds’ allocation strategy does not guarantee that investors’ retirement savings goals will be met. The allocation strategy promotes asset accumulation prior to retirement, but it is also intended to provide equity exposure throughout retirement to deliver capital growth potential. The funds may seek dividend income to help dampen risk while maintaining equity exposure, and may invest in fixed income securities to help provide current income, capital preservation and inflation protection. The funds’ risks are directly related to the risks of the underlying funds. Refer to the series prospectus and the Risk Factors section of this report for more information on these and other risks associated with investing in the series.

Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value.

Fellow investors:

Results for the American Funds Insurance Series — Target Date Series for the periods ended June 30, 2022, are shown in the table on the following page, as well as results of each fund’s applicable benchmark.

For additional information about the series, its investment results, holdings and portfolio managers, visit capitalgroup.com/afis. You can also access information about Capital Group’s American Funds and read our insights about the markets, retirement, saving for college, investing fundamentals and more at capitalgroup.com.

Contents

1	Letter to investors

2	Results at a glance

3	Investment approach for American Funds Insurance Series — Target Date Series

Investment portfolios

4	American Funds IS 2035 Target Date Fund

6	American Funds IS 2030 Target Date Fund

8	American Funds IS 2025 Target Date Fund

10	American Funds IS 2020 Target Date Fund

12	American Funds IS 2015 Target Date Fund

14	American Funds IS 2010 Target Date Fund

16	Financial statements

American Funds Insurance Series – Target Date Series	1

Results at a glance

For periods ended June 30, 2022, with distributions reinvested

	Cumulative		Average annual
	total returns		total returns
Class 4 shares	6 months	1 year	Lifetime (since 12/6/19)

American Funds IS 2035 Target Date Fund	–18.31%	–14.08%	4.48%
S&P Target Date 2035 Index	–16.94	–13.15	3.82
S&P Target Date Through 2035 Index	–16.96	–12.97	4.06
American Funds IS 2030 Target Date Fund	–15.97	–12.18	3.67
S&P Target Date 2030 Index	–15.59	–12.24	3.23
S&P Target Date Through 2030 Index	–15.76	–12.27	3.44
American Funds IS 2025 Target Date Fund	–13.95	–10.55	3.52
S&P Target Date 2025 Index	–14.40	–11.40	2.73
S&P Target Date Through 2025 Index	–14.68	–11.41	3.23
American Funds IS 2020 Target Date Fund	–12.19	–8.93	3.15
S&P Target Date 2020 Index	–13.60	–10.86	1.95
S&P Target Date Through 2020 Index	–14.07	–11.21	2.56
American Funds IS 2015 Target Date Fund	–11.31	–8.07	3.08
S&P Target Date 2015 Index	–12.81	–10.27	1.99
S&P Target Date Through 2015 Index	–12.96	–10.35	2.26
American Funds IS 2010 Target Date Fund	–10.09	–7.12	2.96
S&P Target Date 2010 Index	–12.08	–10.01	1.61
S&P 500 Index	–19.96	–10.62	9.21
MSCI All Country World Index (ACWI) ex USA	–18.42	–19.42	0.42
Bloomberg U.S. Aggregate Index	–10.35	–10.29	–1.96

The S&P 500 Index is a market capitalization-weighted index based on the results of approximately 500 widely held common stocks. Source: S&P Dow Jones Indices LLC.

The MSCI ACWI ex USA is a free float-adjusted market capitalization-weighted index designed to measure developed and emerging equity markets excluding the U.S., and its results reflect dividends net of withholding taxes. Source: MSCI.

The Bloomberg U.S. Aggregate Index represents the U.S. investment-grade fixed-rate bond market. Source: Bloomberg Index Services Ltd.

The market indexes are unmanaged and, therefore, have no expenses. Investors cannot invest directly in an index.

The S&P Target Date Indexes are a series of unmanaged indexes composed of different allocations to stocks, bonds, and short-term investments that reflect reductions in potential risk over time. The S&P Target Date Style Index Series (“Through” variant), a subset of the S&P Target Date Index Series, comprises a set of multi-asset-class indexes, each corresponding to a particular target date. The “Through” variant indexes are based on funds with an asset allocation and glide path that aim to be more sensitive to longevity risk at, and beyond, the retirement date. Each index is fully investable, with varying levels of exposure to the asset classes determined during an annual survey process of target date funds’ holdings.

As of January 1, 2022, the series will be using the S&P Target Date Index (as opposed to the S&P Target Date Through Index) as its primary prospectus benchmark index because the S&P Target Date Index is more similar to how the fund is managed.

2	American Funds Insurance Series – Target Date Series

Investment approach for American Funds Insurance Series – Target Date Series

The glide path illustrates the investment approach of the funds by showing how investments in the various fund categories will change over time. Each fund’s asset mix becomes relatively more conservative — both prior to and after retirement — as time elapses. Even in retirement a fairly substantial portion will remain invested in funds that concentrate on stocks. We believe that with retirement lasting two decades or longer for many people, an equity component makes sense, particularly in the early years of retirement. The allocations shown reflect the target allocations as of May 1, 2022.

The Target Date Solutions Committee continually monitors the funds in the series. Each target date fund will continue to be managed for approximately 30 years after the fund reaches its target date. The target date is the year that corresponds roughly to the year in which an investor is assumed to retire and begin taking withdrawals. The funds may be subject to an allocation approach that will not meet an investor’s retirement goals. The funds’ investment adviser anticipates that the funds will invest their assets within a range that deviates no more than 10% above or below these allocations. The investment adviser will monitor the funds on an ongoing basis and may make modifications to either the investment approach or the underlying fund allocations that the investment adviser believes could benefit shareholders.

American Funds Insurance Series – Target Date Series	3

American Funds® IS 2035 Target Date Fund

Investment portfolio June 30, 2022	unaudited

Growth funds 27.59%	Shares	Value (000)
AMCAP Fund, Class R-6[1]	230	$7
The Growth Fund of America, Class R-6	131	7
American Funds Global Insight Fund, Class R-6	259	5
New Perspective Fund, Class R-6	112	5
SMALLCAP World Fund, Inc., Class R-6[1]	95	5
The New Economy Fund, Class R-6[1]	50	2
New World Fund, Inc., Class R-6	17	1

Total growth funds (cost: $40,000)		32

Growth-and-income funds 31.03%
American Mutual Fund, Class R-6	173	8
Capital World Growth and Income Fund, Class R-6	160	8
Fundamental Investors, Class R-6	123	7
Washington Mutual Investors Fund, Class R-6	126	6
The Investment Company of America, Class R-6	110	5
International Growth and Income Fund, Class R-6	75	2

Total growth-and-income funds (cost: $38,000)		36

Equity-income funds 7.76%
The Income Fund of America, Class R-6	209	5
Capital Income Builder, Class R-6	68	4

Total equity-income funds (cost: $9,000)		9

Balanced funds 13.79%
American Balanced Fund, Class R-6	334	10
American Funds Global Balanced Fund, Class R-6	184	6

Total balanced funds (cost: $17,000)		16

Fixed income funds 19.83%
U.S. Government Securities Fund, Class R-6	729	10
American Funds Inflation Linked Bond Fund, Class R-6	373	4
American Funds Mortgage Fund, Class R-6	342	3
Capital World Bond Fund, Class R-6	184	3
Intermediate Bond Fund of America, Class R-6	202	3

Total fixed income funds (cost: $25,000)		23
Total investment securities 100.00% (cost: $129,000)		116
Other assets less liabilities 0.00%		—	[2]

Net assets 100.00%		$116

4	American Funds Insurance Series – Target Date Series

American Funds® IS 2035 Target Date Fund (continued)

Investments in affiliates3

	Value of affiliates at 1/1/2022 (000)	Additions (000)		Reductions (000)		Net realized (loss) gain (000)		Net unrealized depreciation (000)	Value of affiliates at 6/30/2022 (000)	Dividend income (000)		Capital gain distributions received (000)
Growth funds 27.59%
AMCAP Fund, Class R-6[1]	$10	$—	[2]	$—		$—		$(3)	$7	$—		$1
The Growth Fund of America, Class R-6	10	—		—	[2]	—	[2]	(3)	7	—		—
American Funds Global Insight Fund, Class R-6	5	1		—		—		(1)	5	—	[2]	—
New Perspective Fund, Class R-6	8	—		1		—	[2]	(2)	5	—		—
SMALLCAP World Fund, Inc., Class R-6[1]	7	1		—		—		(3)	5	—		—
The New Economy Fund, Class R-6[1]	4	—		1		—	[2]	(1)	2	—		—
New World Fund, Inc., Class R-6	2	—		1		—	[2]	— [2]	1	—		—
									32

Growth-and-income funds 31.03%
American Mutual Fund, Class R-6	10	—	[2]	1		—	[2]	(1)	8	—	[2]	—
Capital World Growth and Income Fund, Class R-6	10	—	[2]	—		—		(2)	8	—	[2]	—
Fundamental Investors, Class R-6	10	—	[2]	1		—	[2]	(2)	7	—	[2]	—	[2]
Washington Mutual Investors Fund, Class R-6	8	—	[2]	1		—	[2]	(1)	6	—	[2]	—	[2]
The Investment Company of America, Class R-6	6	—	[2]	—	[2]	—	[2]	(1)	5	—	[2]	—	[2]
International Growth and Income Fund, Class R-6	3	—	[2]	—		—		(1)	2	—	[2]	—
									36

Equity-income funds 7.76%
The Income Fund of America, Class R-6	6	—	[2]	—	[2]	—	[2]	(1)	5	—	[2]	—
Capital Income Builder, Class R-6	5	—	[2]	—		—		(1)	4	—	[2]	—
									9

Balanced funds 13.79%
American Balanced Fund, Class R-6	11	1		—	[2]	—	[2]	(2)	10	—	[2]	—	[2]
American Funds Global Balanced Fund, Class R-6	7	—	[2]	—		—		(1)	6	—	[2]	—
									16

Fixed income funds 19.83%
U.S. Government Securities Fund, Class R-6	10	1		—	[2]	—	[2]	(1)	10	1		—
American Funds Inflation Linked Bond Fund, Class R-6	4	—	[2]	—	[2]	—	[2]	— [2]	4	—		—
American Funds Mortgage Fund, Class R-6	2	1		—		—		— [2]	3	—	[2]	—
Capital World Bond Fund, Class R-6	2	1		—		—		— [2]	3	—	[2]	—
Intermediate Bond Fund of America, Class R-6	2	1		—		—		— [2]	3	—	[2]	—
									23
Total 100.00%						$—	[2]	$(27)	$116	$1		$1

[1]	Fund did not produce income during the last 12 months.
[2]	Amount less than one thousand.
[3]	Part of the same “group of investment companies” as the fund as defined under the Investment Company Act of 1940, as amended.

Refer to the notes to financial statements.

American Funds Insurance Series – Target Date Series	5

American Funds® IS 2030 Target Date Fund

Investment portfolio June 30, 2022	unaudited

Growth funds 19.43%	Shares	Value (000)
AMCAP Fund, Class R-6[1]	594	$18
The Growth Fund of America, Class R-6	289	15
American Funds Global Insight Fund, Class R-6	641	11
SMALLCAP World Fund, Inc., Class R-6[1]	165	9
New Perspective Fund, Class R-6	163	8

Total growth funds (cost: $76,000)		61

Growth-and-income funds 28.98%
American Mutual Fund, Class R-6	459	22
Capital World Growth and Income Fund, Class R-6	434	22
Washington Mutual Investors Fund, Class R-6	310	16
Fundamental Investors, Class R-6	237	14
The Investment Company of America, Class R-6	266	11
International Growth and Income Fund, Class R-6	201	6

Total growth-and-income funds (cost: $97,000)		91

Equity-income funds 8.28%
Capital Income Builder, Class R-6	203	13
The Income Fund of America, Class R-6	547	13

Total equity-income funds (cost: $26,000)		26

Balanced funds 13.06%
American Balanced Fund, Class R-6	884	25
American Funds Global Balanced Fund, Class R-6	494	16

Total balanced funds (cost: $45,000)		41

Fixed income funds 30.25%
Intermediate Bond Fund of America, Class R-6	1,631	21
U.S. Government Securities Fund, Class R-6	1,633	21
American Funds Mortgage Fund, Class R-6	1,739	16
Capital World Bond Fund, Class R-6	958	16
American Funds Inflation Linked Bond Fund, Class R-6	1,405	14
The Bond Fund of America, Class R-6	622	7

Total fixed income funds (cost: $106,000)		95
Total investment securities 100.00% (cost: $350,000)		314
Other assets less liabilities 0.00%		—	[2]

Net assets 100.00%		$314

6	American Funds Insurance Series – Target Date Series

American Funds® IS 2030 Target Date Fund (continued)

Investments in affiliates3

	Value of affiliates at 1/1/2022 (000)	Additions (000)	Reductions (000)		Net realized loss (000)		Net unrealized depreciation (000)	Value of affiliates at 6/30/2022 (000)	Dividend income (000)		Capital gain distributions received (000)
Growth funds 19.43%
AMCAP Fund, Class R-6[1]	$17	$8	$—	[2]	$—	[2]	$(7)	$18	$—		$1
The Growth Fund of America, Class R-6	14	7	1		—	[2]	(5)	15	—		—
American Funds Global Insight Fund, Class R-6	10	3	—		—		(2)	11	—		—
SMALLCAP World Fund, Inc., Class R-6[1]	9	3	—		—		(3)	9	—		—
New Perspective Fund, Class R-6	7	3	—		—		(2)	8	—		—
								61

Growth-and-income funds 28.98%
American Mutual Fund, Class R-6	20	6	2		—	[2]	(2)	22	—	[2]	—
Capital World Growth and Income Fund, Class R-6	19	8	—	[2]	—	[2]	(5)	22	1		—
Washington Mutual Investors Fund, Class R-6	14	5	—	[2]	—	[2]	(3)	16	—	[2]	1
Fundamental Investors, Class R-6	13	5	1		—	[2]	(3)	14	—	[2]	—	[2]
The Investment Company of America, Class R-6	10	4	—	[2]	—	[2]	(3)	11	—	[2]	—	[2]
International Growth and Income Fund, Class R-6	6	2	1		—	[2]	(1)	6	—	[2]	—
								91

Equity-income funds 8.28%
Capital Income Builder, Class R-6	11	4	1		—	[2]	(1)	13	—	[2]	—
The Income Fund of America, Class R-6	11	4	1		—	[2]	(1)	13	—	[2]	—
								26

Balanced funds 13.06%
American Balanced Fund, Class R-6	22	8	1		—	[2]	(4)	25	—	[2]	—	[2]
American Funds Global Balanced Fund, Class R-6	14	5	—	[2]	—	[2]	(3)	16	—	[2]	—
								41

Fixed income funds 30.25%
Intermediate Bond Fund of America, Class R-6	16	6	—		—		(1)	21	—	[2]	—
U.S. Government Securities Fund, Class R-6	18	6	1		—	[2]	(2)	21	1		—
American Funds Mortgage Fund, Class R-6	14	4	1		—	[2]	(1)	16	—	[2]	—
Capital World Bond Fund, Class R-6	14	5	—		—		(3)	16	—	[2]	—
American Funds Inflation Linked Bond Fund, Class R-6	12	3	—		—		(1)	14	—		—
The Bond Fund of America, Class R-6	6	2	—		—		(1)	7	—	[2]	—	[2]
								95
Total 100.00%					$—	[2]	$(54)	$314	$2		$2

[1]	Fund did not produce income during the last 12 months.
[2]	Amount less than one thousand.
[3]	Part of the same “group of investment companies” as the fund as defined under the Investment Company Act of 1940, as amended.

Refer to the notes to financial statements.

American Funds Insurance Series – Target Date Series	7

American Funds® IS 2025 Target Date Fund

Investment portfolio June 30, 2022	unaudited

Growth funds 11.08%	Shares	Value (000)
AMCAP Fund, Class R-6[1]	1,941	$59
American Funds Global Insight Fund, Class R-6	2,281	40
The Growth Fund of America, Class R-6	494	26
New Perspective Fund, Class R-6	273	13
SMALLCAP World Fund, Inc., Class R-6[1]	232	13

Total growth funds (cost: $183,000)		151

Growth-and-income funds 24.94%
American Mutual Fund, Class R-6	1,839	89
Capital World Growth and Income Fund, Class R-6	1,716	85
Washington Mutual Investors Fund, Class R-6	1,326	67
The Investment Company of America, Class R-6	971	40
Fundamental Investors, Class R-6	670	39
International Growth and Income Fund, Class R-6	654	20

Total growth-and-income funds (cost: $362,000)		340

Equity-income funds 10.56%
The Income Fund of America, Class R-6	3,548	82
Capital Income Builder, Class R-6	992	62

Total equity-income funds (cost: $149,000)		144

Balanced funds 12.55%
American Balanced Fund, Class R-6	3,830	109
American Funds Global Balanced Fund, Class R-6	1,928	62

Total balanced funds (cost: $188,000)		171

Fixed income funds 40.94%
Intermediate Bond Fund of America, Class R-6	9,831	127
The Bond Fund of America, Class R-6	7,651	91
American Funds Inflation Linked Bond Fund, Class R-6	8,117	82
American Funds Mortgage Fund, Class R-6	8,347	79
U.S. Government Securities Fund, Class R-6	6,071	79
Capital World Bond Fund, Class R-6	4,174	69
American High-Income Trust, Class R-6	3,490	31

Total fixed income funds (cost: $615,000)		558
Total investment securities 100.07% (cost: $1,497,000)		1,364
Other assets less liabilities (0.07)%		(1)

Net assets 100.00%		$1,363

8	American Funds Insurance Series – Target Date Series

American Funds® IS 2025 Target Date Fund (continued)

Investments in affiliates2

	Value of affiliates at 1/1/2022 (000)	Additions (000)	Reductions (000)		Net realized (loss) gain (000)		Net unrealized depreciation (000)	Value of affiliates at 6/30/2022 (000)	Dividend income (000)		Capital gain distributions received (000)
Growth funds 11.08%
AMCAP Fund, Class R-6[1]	$57	$29	$3		$(1)		$(23)	$59	$—		$4
American Funds Global Insight Fund, Class R-6	35	14	1		—	[3]	(8)	40	—		—
The Growth Fund of America, Class R-6	29	10	4		(1)		(8)	26	—		—
New Perspective Fund, Class R-6	15	4	2		—	[3]	(4)	13	—		—
SMALLCAP World Fund, Inc., Class R-6[1]	14	5	1		(1)		(4)	13	—		—
								151

Growth-and-income funds 24.94%
American Mutual Fund, Class R-6	77	29	9		—	[3]	(8)	89	1		—
Capital World Growth and Income Fund, Class R-6	77	33	6		(1)		(18)	85	1		—
Washington Mutual Investors Fund, Class R-6	59	23	4		—	[3]	(11)	67	1		2
The Investment Company of America, Class R-6	36	15	2		—	[3]	(9)	40	—	[3]	—	[3]
Fundamental Investors, Class R-6	36	14	2		—	[3]	(9)	39	—	[3]	1
International Growth and Income Fund, Class R-6	19	8	2		(1)		(4)	20	—	[3]	—
								340

Equity-income funds 10.56%
The Income Fund of America, Class R-6	64	27	1		—	[3]	(8)	82	1		—
Capital Income Builder, Class R-6	51	19	2		—	[3]	(6)	62	1		—
								144

Balanced funds 12.55%
American Balanced Fund, Class R-6	94	36	5		—	[3]	(16)	109	1		1
American Funds Global Balanced Fund, Class R-6	53	21	2		—	[3]	(10)	62	1		—
								171

Fixed income funds 40.94%
Intermediate Bond Fund of America, Class R-6	100	39	4		(1)		(7)	127	1		—
The Bond Fund of America, Class R-6	68	33	—		—		(10)	91	1		—	[3]
American Funds Inflation Linked Bond Fund, Class R-6	64	26	—		—		(8)	82	—		—
American Funds Mortgage Fund, Class R-6	60	25	—	[3]	—	[3]	(6)	79	—	[3]	—
U.S. Government Securities Fund, Class R-6	63	23	1		—	[3]	(6)	79	1		—
Capital World Bond Fund, Class R-6	54	26	—		—		(11)	69	1		—
American High-Income Trust, Class R-6	20	15	—		—		(4)	31	1		—
								558
Total 100.07%					$(6)		$(198)	$1,364	$12		$8

[1]	Fund did not produce income during the last 12 months.
[2]	Part of the same “group of investment companies” as the fund as defined under the Investment Company Act of 1940, as amended.
[3]	Amount less than one thousand.

Refer to the notes to financial statements.

American Funds Insurance Series – Target Date Series	9

American Funds® IS 2020 Target Date Fund

Investment portfolio June 30, 2022	unaudited

Growth funds 4.24%	Shares	Value (000)
American Funds Global Insight Fund, Class R-6	3,539	$63
AMCAP Fund, Class R-6[1]	1,581	48

Total growth funds (cost: $140,000)		111

Growth-and-income funds 22.32%
American Mutual Fund, Class R-6	3,281	158
Capital World Growth and Income Fund, Class R-6	2,708	134
Washington Mutual Investors Fund, Class R-6	2,556	130
The Investment Company of America, Class R-6	1,845	75
Fundamental Investors, Class R-6	1,260	74
International Growth and Income Fund, Class R-6	436	14

Total growth-and-income funds (cost: $641,000)		585

Equity-income funds 15.41%
The Income Fund of America, Class R-6	11,256	260
Capital Income Builder, Class R-6	2,307	144

Total equity-income funds (cost: $423,000)		404

Balanced funds 11.87%
American Balanced Fund, Class R-6	7,348	210
American Funds Global Balanced Fund, Class R-6	3,162	101

Total balanced funds (cost: $355,000)		311

Fixed income funds 46.24%
Intermediate Bond Fund of America, Class R-6	18,936	244
The Bond Fund of America, Class R-6	18,346	218
American Funds Inflation Linked Bond Fund, Class R-6	18,628	188
American Funds Mortgage Fund, Class R-6	17,518	165
U.S. Government Securities Fund, Class R-6	10,684	138
American High-Income Trust, Class R-6	14,692	132
Capital World Bond Fund, Class R-6	7,658	127

Total fixed income funds (cost: $1,358,000)		1,212
Total investment securities 100.08% (cost: $2,917,000)		2,623
Other assets less liabilities (0.08)%		(2)

Net assets 100.00%		$2,621

10	American Funds Insurance Series – Target Date Series

American Funds® IS 2020 Target Date Fund (continued)

Investments in affiliates2

	Value of affiliates at 1/1/2022 (000)	Additions (000)		Reductions (000)		Net realized (loss) gain (000)		Net unrealized depreciation (000)	Value of affiliates at 6/30/2022 (000)	Dividend income (000)		Capital gain distributions received (000)
Growth funds 4.24%
American Funds Global Insight Fund, Class R-6	$78	$1		$1		$—	[3]	$(15)	$63	$—		$—
AMCAP Fund, Class R-6[1]	66	5		—	[3]	—	[3]	(23)	48	—		3
									111

Growth-and-income funds 22.32%
American Mutual Fund, Class R-6	179	4		9		—	[3]	(16)	158	2		—
Capital World Growth and Income Fund, Class R-6	167	5		1		—	[3]	(37)	134	2		—
Washington Mutual Investors Fund, Class R-6	149	9		4		—	[3]	(24)	130	1		4
The Investment Company of America, Class R-6	90	5		—		—		(20)	75	1		1
Fundamental Investors, Class R-6	89	6		—		—		(21)	74	1		2
International Growth and Income Fund, Class R-6	18	—	[3]	1		—	[3]	(3)	14	—	[3]	—
									585

Equity-income funds 15.41%
The Income Fund of America, Class R-6	286	10		5		(1)		(30)	260	4		—
Capital Income Builder, Class R-6	161	3		2		—	[3]	(18)	144	2		—
									404

Balanced funds 11.87%
American Balanced Fund, Class R-6	239	7		—		—		(36)	210	2		1
American Funds Global Balanced Fund, Class R-6	119	3		—	[3]	—	[3]	(21)	101	1		—
									311

Fixed income funds 46.24%
Intermediate Bond Fund of America, Class R-6	268	8		15		(1)		(16)	244	2		—
The Bond Fund of America, Class R-6	239	9		2		—	[3]	(28)	218	3		—	[3]
American Funds Inflation Linked Bond Fund, Class R-6	209	5		9		—	[3]	(17)	188	—		—
American Funds Mortgage Fund, Class R-6	179	4		5		—	[3]	(13)	165	1		—
U.S. Government Securities Fund, Class R-6	149	4		3		—	[3]	(12)	138	2		—
American High-Income Trust, Class R-6	149	6		1		—	[3]	(22)	132	3		—
Capital World Bond Fund, Class R-6	149	3		—	[3]	—	[3]	(25)	127	2		—
									1,212
Total 100.08%						$(2)		$(397)	$2,623	$29		$11

[1]	Fund did not produce income during the last 12 months.
[2]	Part of the same “group of investment companies” as the fund as defined under the Investment Company Act of 1940, as amended.
[3]	Amount less than one thousand.

Refer to the notes to financial statements.

American Funds Insurance Series – Target Date Series	11

American Funds® IS 2015 Target Date Fund

Investment portfolio June 30, 2022	unaudited

Growth funds 1.48%	Shares	Value (000)
American Funds Global Insight Fund, Class R-6	11,731	$208
AMCAP Fund, Class R-6[1]	3,376	103

Total growth funds (cost: $388,000)		311

Growth-and-income funds 20.75%
American Mutual Fund, Class R-6	26,100	1,261
Capital World Growth and Income Fund, Class R-6	20,906	1,037
Washington Mutual Investors Fund, Class R-6	18,502	939
The Investment Company of America, Class R-6	15,222	622
Fundamental Investors, Class R-6	8,789	516

Total growth-and-income funds (cost: $4,434,000)		4,375

Equity-income funds 18.44%
The Income Fund of America, Class R-6	113,586	2,625
Capital Income Builder, Class R-6	20,192	1,262

Total equity-income funds (cost: $3,875,000)		3,887

Balanced funds 11.45%
American Balanced Fund, Class R-6	55,077	1,574
American Funds Global Balanced Fund, Class R-6	26,318	840

Total balanced funds (cost: $2,674,000)		2,414

Fixed income funds 47.96%
Intermediate Bond Fund of America, Class R-6	190,731	2,455
The Bond Fund of America, Class R-6	144,510	1,714
American Funds Inflation Linked Bond Fund, Class R-6	146,193	1,472
American Funds Mortgage Fund, Class R-6	136,780	1,288
Capital World Bond Fund, Class R-6	64,162	1,064
American High-Income Trust, Class R-6	116,460	1,048
U.S. Government Securities Fund, Class R-6	41,636	539
Short-Term Bond Fund of America, Class R-6	55,374	532

Total fixed income funds (cost: $11,195,000)		10,112
Total investment securities 100.08% (cost: $22,566,000)		21,099
Other assets less liabilities (0.08)%		(17)

Net assets 100.00%		$21,082

12	American Funds Insurance Series – Target Date Series

American Funds® IS 2015 Target Date Fund (continued)

Investments in affiliates2

	Value of affiliates at 1/1/2022 (000)	Additions (000)	Reductions (000)	Net realized (loss) gain (000)	Net unrealized depreciation (000)	Value of affiliates at 6/30/2022 (000)	Dividend income (000)	Capital gain distributions received (000)
Growth funds 1.48%
American Funds Global Insight Fund, Class R-6	$231	$37	$13	$— [3]	$(47)	$208	$—	$—
AMCAP Fund, Class R-6[1]	115	32	—	—	(44)	103	—	7
						311

Growth-and-income funds 20.75%
American Mutual Fund, Class R-6	1,150	277	54	1	(113)	1,261	12	—
Capital World Growth and Income Fund, Class R-6	959	354	25	(3)	(248)	1,037	12	—
Washington Mutual Investors Fund, Class R-6	882	259	45	— [3]	(157)	939	9	26
The Investment Company of America, Class R-6	576	191	3	— [3]	(142)	622	5	8
Fundamental Investors, Class R-6	499	151	3	(1)	(130)	516	3	10
						4,375

Equity-income funds 18.44%
The Income Fund of America, Class R-6	2,376	576	40	(1)	(286)	2,625	39	—
Capital Income Builder, Class R-6	1,148	280	22	— [3]	(144)	1,262	18	—
						3,887

Balanced funds 11.45%
American Balanced Fund, Class R-6	1,450	367	1	— [3]	(242)	1,574	13	9
American Funds Global Balanced Fund, Class R-6	763	235	4	(1)	(153)	840	10	—
						2,414

Fixed income funds 47.96%
Intermediate Bond Fund of America, Class R-6	2,106	602	103	(4)	(146)	2,455	24	—
The Bond Fund of America, Class R-6	1,532	404	23	(1)	(198)	1,714	22	2
American Funds Inflation Linked Bond Fund, Class R-6	1,344	328	76	(2)	(122)	1,472	—	—
American Funds Mortgage Fund, Class R-6	1,148	257	21	(1)	(95)	1,288	9	—
Capital World Bond Fund, Class R-6	956	298	—	—	(190)	1,064	12	—
American High-Income Trust, Class R-6	959	249	—	—	(160)	1,048	27	—
U.S. Government Securities Fund, Class R-6	574	72	58	(5)	(44)	539	7	—
Short-Term Bond Fund of America, Class R-6	382	167	—	—	(17)	532	3	—
						10,112
Total 100.08%				$(18)	$(2,678)	$21,099	$225	$62

[1]	Fund did not produce income during the last 12 months.
[2]	Part of the same “group of investment companies” as the fund as defined under the Investment Company Act of 1940, as amended.
[3]	Amount less than one thousand.

Refer to the notes to financial statements.

American Funds Insurance Series – Target Date Series	13

American Funds® IS 2010 Target Date Fund

Investment portfolio June 30, 2022	unaudited

Growth-and-income funds 17.93%	Shares	Value (000)
American Mutual Fund, Class R-6	435,236	$21,022
Washington Mutual Investors Fund, Class R-6	298,305	15,133
Capital World Growth and Income Fund, Class R-6	304,940	15,128
The Investment Company of America, Class R-6	277,042	11,320
Fundamental Investors, Class R-6	95,451	5,608

Total growth-and-income funds (cost: $71,858,000)		68,211

Equity-income funds 21.93%
The Income Fund of America, Class R-6	2,546,847	58,858
Capital Income Builder, Class R-6	393,380	24,586

Total equity-income funds (cost: $86,639,000)		83,444

Balanced funds 9.92%
American Balanced Fund, Class R-6	925,917	26,463
American Funds Global Balanced Fund, Class R-6	354,070	11,302

Total balanced funds (cost: $42,101,000)		37,765

Fixed income funds 50.30%
Intermediate Bond Fund of America, Class R-6	4,797,139	61,739
The Bond Fund of America, Class R-6	2,904,640	34,449
Short-Term Bond Fund of America, Class R-6	3,018,064	29,004
American Funds Mortgage Fund, Class R-6	2,658,281	25,041
American Funds Inflation Linked Bond Fund, Class R-6	2,245,536	22,612
Capital World Bond Fund, Class R-6	566,338	9,395
American High-Income Trust, Class R-6	1,017,073	9,154

Total fixed income funds (cost: $207,811,000)		191,394
Total investment securities 100.08% (cost: $408,409,000)		380,814
Other assets less liabilities (0.08)%		(307)

Net assets 100.00%		$380,507

14	American Funds Insurance Series – Target Date Series

American Funds® IS 2010 Target Date Fund (continued)

Investments in affiliates1

	Value of affiliates at 1/1/2022 (000)	Additions (000)	Reductions (000)	Net realized loss (000)	Net unrealized depreciation (000)	Value of affiliates at 6/30/2022 (000)	Dividend income (000)	Capital gain distributions received (000)
Growth-and-income funds 17.93%
American Mutual Fund, Class R-6	$17,676	$5,533	$358	$(3)	$(1,826)	$21,022	$196	$—
Washington Mutual Investors Fund, Class R-6	12,626	5,051	92	(3)	(2,449)	15,133	131	428
Capital World Growth and Income Fund, Class R-6	13,257	5,731	391	(34)	(3,435)	15,128	177	—
The Investment Company of America, Class R-6	9,469	4,491	190	(18)	(2,432)	11,320	93	150
Fundamental Investors, Class R-6	5,050	2,014	115	(17)	(1,324)	5,608	38	107
						68,211

Equity-income funds 21.93%
The Income Fund of America, Class R-6	47,346	18,104	390	(13)	(6,189)	58,858	841	—
Capital Income Builder, Class R-6	20,201	7,153	96	(4)	(2,668)	24,586	339	—
						83,444

Balanced funds 9.92%
American Balanced Fund, Class R-6	22,095	8,273	20	(1)	(3,884)	26,463	207	157
American Funds Global Balanced Fund, Class R-6	10,100	3,216	—	—	(2,014)	11,302	130	—
						37,765

Fixed income funds 50.30%
Intermediate Bond Fund of America, Class R-6	49,239	16,552	438	(19)	(3,595)	61,739	582	—
The Bond Fund of America, Class R-6	27,776	10,475	—	—	(3,802)	34,449	426	43
Short-Term Bond Fund of America, Class R-6	22,095	7,832	—	—	(923)	29,004	167	—
American Funds Mortgage Fund, Class R-6	20,201	6,599	—	—	(1,759)	25,041	166	—
American Funds Inflation Linked Bond Fund, Class R-6	19,570	5,019	71	(2)	(1,904)	22,612	—	—
Capital World Bond Fund, Class R-6	9,469	1,810	149	(2)	(1,733)	9,395	110	—
American High-Income Trust, Class R-6	9,469	1,531	382	(19)	(1,445)	9,154	242	—
						191,394
Total 100.08%				$(135)	$(41,382)	$380,814	$3,845	$885

[1]	Part of the same “group of investment companies” as the fund as defined under the Investment Company Act of 1940, as amended.

Refer to the notes to financial statements.

American Funds Insurance Series – Target Date Series	15

Financial statements

Statements of assets and liabilities	unaudited
at June 30, 2022	(dollars and shares in thousands, except per-share amounts)

		IS 2035 Fund		IS 2030 Fund		IS 2025 Fund		IS 2020 Fund		IS 2015 Fund	IS 2010 Fund
	Assets:
	Investment securities of affiliated issuers, at value	$116		$314		$1,364		$2,623		$21,099	$380,814
	Cash	—	*	—	*	—	*	—	*	1	—
	Receivables for:
	Sales of investments	—	*	—	*	—	*	—	*	1	—
	Sales of fund’s shares	—		—		—		—		—	797
	Dividends and capital gain distributions	—	*	—	*	1		3		19	343
	Total assets	116		314		1,365		2,626		21,120	381,954

	Liabilities:
	Payables for:
	Purchases of investments	—	*	—	*	1		2		19	1,105
	Repurchases of fund’s shares	—	*	—	*	—	*	—	*	2	35
	Insurance administrative fees	—	*	—	*	1		2		13	231
	Services provided by related parties	—	*	—	*	—	*	1		4	76
	Total liabilities	—	*	—	*	2		5		38	1,447
	Net assets at June 30, 2022	$116		$314		$1,363		$2,621		$21,082	$380,507

	Net assets consist of:
	Capital paid in on shares of beneficial interest	$128		$348		$1,485		$2,889		$22,347	$404,487
	Total accumulated loss	(12)		(34)		(122)		(268)		(1,265)	(23,980)
	Net assets at June 30, 2022	$116		$314		$1,363		$2,621		$21,082	$380,507

	Investment securities from affiliated issuers, at cost	$129		$350		$1,497		$2,917		$22,566	$408,409

	Shares of beneficial interest issued and outstanding (no stated par value) — unlimited shares authorized
Class 1:	Net assets	$12		$11		$11		$11		$11	$11
	Shares outstanding	1		1		1		1		1	1
	Net asset value per share	$9.76		$9.88		$10.21		$10.14		$10.14	$10.25
Class 1A:	Net assets	$11		$11		$11		$11		$11	$11
	Shares outstanding	1		1		1		1		1	1
	Net asset value per share	$9.76		$9.88		$10.21		$10.14		$10.14	$10.25
Class 2:	Net assets	$11		$11		$11		$11		$11	$11
	Shares outstanding	1		1		1		1		1	1
	Net asset value per share	$9.76		$9.88		$10.21		$10.14		$10.14	$10.25
Class 4:	Net assets	$82		$281		$1,330		$2,588		$21,049	$380,474
	Shares outstanding	9		29		131		257		2,088	37,359
	Net asset value per share	$9.73		$9.85		$10.16		$10.07		$10.08	$10.18

*	Amount less than one thousand.

Refer to the notes to financial statements.

16	American Funds Insurance Series – Target Date Series

Financial statements (continued)

Statements of operations	unaudited
for the six months ended June 30, 2022	(dollars in thousands)

	IS 2035 Fund		IS 2030 Fund		IS 2025 Fund		IS 2020 Fund		IS 2015 Fund	IS 2010 Fund
Investment income:
Income:
Dividends from affiliated issuers	$1		$2		$12		$29		$225	$3,845
Fees and expenses*:
Distribution services	—	†	1		1		4		25	441
Insurance administrative services	—	†	—	†	2		3		25	441
Transfer agent services	—		—		—	†	—	†	— †	— †
Reports to shareholders	—	†	—	†	—	†	—	†	1	17
Registration statement and prospectus	—	†	—	†	—	†	—	†	1	16
Auditing and legal	—	†	—	†	—	†	—	†	— †	— †
Custodian	—	†	—	†	—	†	—	†	1	17
Other	—	†	—	†	—	†	—	†	1	11
Total fees and expenses	—	†	1		3		7		54	943
Net investment income	1		1		9		22		171	2,902
Net realized gain and unrealized depreciation:
Net realized loss on investments in affiliated issuers	—	†	—	†	(6)		(2)		(18)	(135)
Capital gain distributions received from affiliated issuers	1		2		8		11		62	885
	1		2		2		9		44	750
Net unrealized depreciation on investments in affiliated issuers	(27)		(54)		(198)		(397)		(2,678)	(41,382)
Net realized gain and unrealized depreciation	(26)		(52)		(196)		(388)		(2,634)	(40,632)
Net decrease in net assets resulting from operations	$(25)		$(51)		$(187)		$(366)		$(2,463)	$(37,730)

*	Additional information related to class-specific fees and expenses is included in the notes to financial statements.
†	Amount less than one thousand.

Refer to the notes to financial statements.

American Funds Insurance Series – Target Date Series	17

Financial statements (continued)

Statements of changes in net assets	(dollars in thousands)

	IS 2035 Fund		IS 2030 Fund		IS 2025 Fund
	Six months ended June 30, 2022*	Year ended December 31, 2021	Six months ended June 30, 2022*	Year ended December 31, 2021	Six months ended June 30, 2022*	Year ended December 31, 2021
Operations:
Net investment income	$1	$2	$1	$3	$9	$13
Net realized gain	1	8	2	15	2	39
Net unrealized (depreciation) appreciation	(27)	8	(54)	14	(198)	25
Net (decrease) increase in net assets resulting from operations	(25)	18	(51)	32	(187)	77

Distributions paid to shareholders	(10)	(2)	(17)	(3)	(46)	(10)

Net capital share transactions	9	2	106	74	452	549

Total (decrease) increase in net assets	(26)	18	38	103	219	616

Net assets:
Beginning of year	142	124	276	173	1,144	528
End of year	$116	$142	$314	$276	$1,363	$1,144

	IS 2020 Fund		IS 2015 Fund		IS 2010 Fund
	Six months ended June 30, 2022*	Year ended December 31, 2021	Six months ended June 30, 2022*	Year ended December 31, 2021	Six months ended June 30, 2022*	Year ended December 31, 2021
Operations:
Net investment income	$22	$35	$171	$268	$2,902	$3,575
Net realized gain	9	73	44	531	750	6,436
Net unrealized (depreciation) appreciation	(397)	45	(2,678)	594	(41,382)	6,256
Net (decrease) increase in net assets resulting from operations	(366)	153	(2,463)	1,393	(37,730)	16,267

Distributions paid to shareholders	(97)	(22)	(672)	(198)	(8,366)	(2,239)

Net capital share transactions	103	1,804	5,083	6,227	111,204	175,011

Total (decrease) increase in net assets	(360)	1,935	1,948	7,422	65,108	189,039

Net assets:
Beginning of year	2,981	1,046	19,134	11,712	315,399	126,360
End of year	$2,621	$2,981	$21,082	$19,134	$380,507	$315,399

*	Unaudited.

Refer to the notes to financial statements.

18	American Funds Insurance Series – Target Date Series

Notes to financial statements	unaudited

1. Organization

American Funds Insurance Series (the “series”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end, diversified management investment company with 34 different funds (the “funds”), including six funds in the American Funds Insurance Series — Target Date Series covered in this report. The other 28 funds in the series are covered in separate reports. Twenty-three funds in the series are covered in the American Funds Insurance Series report and five funds in the series are covered in the American Funds Insurance Series — Portfolio Series report. The assets of each fund are segregated, with each fund accounted for separately. Capital Research and Management Company (“CRMC”) is the series’ investment adviser.

Shareholders approved a proposal to reorganize the series from a Massachusetts business trust to a Delaware statutory trust. The series reserved the right to delay implementing the reorganization and has elected to do so.

Each fund in the American Funds Insurance Series — Target Date Series is designed for investors who plan to retire in, or close to, the year designated in the fund’s name. Depending on its proximity to its target date, each fund seeks to achieve the following objectives to varying degrees: growth, income and conservation of capital. As each fund approaches and passes its target date, it will increasingly emphasize income and conservation of capital by investing a greater portion of its assets in fixed income, equity-income and balanced funds. Each fund will attempt to achieve its investment objectives by investing in a mix of American Funds (the “underlying funds”) in different combinations and weightings. CRMC is also the investment adviser of the underlying funds.

Each fund offers four share classes (Classes 1, 1A, 2 and 4). Share classes have different fees and expenses (“class-specific fees and expenses”), primarily due to different arrangements for certain distribution expenses. Differences in class-specific fees and expenses will result in differences in net investment income and, therefore, the payment of different per-share dividends by each class of each fund.

2. Significant accounting policies

Each fund is an investment company that applies the accounting and reporting guidance issued in Topic 946 by the U.S. Financial Accounting Standards Board. Each fund’s financial statements have been prepared to comply with U.S. generally accepted accounting principles (“U.S. GAAP”). These principles require the series’ investment adviser to make estimates and assumptions that affect reported amounts and disclosures. Actual results could differ from those estimates. Subsequent events, if any, have been evaluated through the date of issuance in the preparation of the financial statements. The funds follow the significant accounting policies described in this section, as well as the valuation policies described in the next section on valuation.

Security transactions and related investment income — Security transactions are recorded by each fund as of the date the trades are executed with brokers. Realized gains and losses from security transactions are determined based on the specific identified cost of the securities. In the event a security is purchased with a delayed payment date, each fund will segregate liquid assets sufficient to meet their payment obligations. Dividend income is recognized on the ex-dividend date and interest income is recognized on an accrual basis.

Fees and expenses — The fees and expenses of the underlying funds are not included in the fees and expenses reported for each of the funds; however, they are indirectly reflected in the valuation of each of the underlying funds. These fees are included in the unaudited net effective expense ratios that are provided as additional information in the financial highlights tables.

Class allocations — Income, fees and expenses (other than class-specific fees and expenses), realized gains and losses and unrealized appreciation and depreciation are allocated daily among the various share classes of each fund based on their relative net assets. Class-specific fees and expenses, such as distribution expenses, are accrued daily and charged directly to the respective share class of each fund.

Distributions paid to shareholders — Income dividends and capital gain distributions paid to shareholders are recorded on each fund’s ex-dividend date.

American Funds Insurance Series – Target Date Series	19

3. Valuation

Security valuation — The net asset value of each share class of each fund is calculated based on the reported net asset values of the underlying funds in which each fund invests. The net asset value of each underlying fund is calculated based on the policies and procedures of the underlying fund contained in each underlying fund’s statement of additional information. The net asset value per share of each fund and each underlying fund is calculated once daily as of the close of regular trading on the New York Stock Exchange, normally 4 p.m. New York time, each day the New York Stock Exchange is open.

Processes and structure — The series’ board of trustees has delegated authority to the series’ investment adviser to make fair value determinations, subject to board oversight. The investment adviser has established a Joint Fair Valuation Committee (the “Fair Valuation Committee”) to administer, implement and oversee the fair valuation process, and to make fair value decisions. The Fair Valuation Committee regularly reviews its own fair value decisions, as well as decisions made under its standing instructions to the investment adviser’s valuation teams. The Fair Valuation Committee reviews changes in fair value measurements from period to period and may, as deemed appropriate, update the fair valuation guidelines to better reflect the results of back testing and address new or evolving issues. The Fair Valuation Committee reports any changes to the fair valuation guidelines to the board of trustees. The series’ board and audit committee also regularly review reports that describe fair value determinations and methods. Pricing decisions, processes and controls over security valuation are also subject to additional internal reviews facilitated by the investment adviser’s global risk management group.

Classifications — The series’ investment adviser classifies each fund’s assets and liabilities into three levels based on the method used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Level 3 values are based on significant unobservable inputs that reflect the investment adviser’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. At June 30, 2022, all of the investment securities held by each fund were classified as Level 1.

4. Risk factors

Investing in the funds may involve certain risks including, but not limited to, those described below.

Allocation risk — Investments in each fund are subject to risks related to the investment adviser’s allocation choices. The selection of the underlying funds and the allocation of each fund’s assets could cause each fund to lose value or its results to lag relevant benchmarks or other funds with similar objectives. For investors who are close to or in retirement, each fund’s equity exposure may result in investment volatility that could reduce an investor’s available retirement assets at a time when the investor has a need to withdraw funds. For investors who are farther from retirement, there is a risk each fund may invest too much in investments designed to ensure capital conservation and current income, which may prevent the investor from meeting his or her retirement goals.

Fund structure — Each fund invests in underlying funds and incurs expenses related to the underlying funds. In addition, investors in each fund will incur fees to pay for certain expenses related to the operations of the fund. An investor holding the underlying funds directly and in the same proportions as a fund would incur lower overall expenses but would not receive the benefit of the portfolio management and other services provided by the fund. Additionally, in accordance with an exemption under the Investment Company Act of 1940, as amended, the investment adviser considers only proprietary funds when selecting underlying investment options and allocations. This means that each fund’s investment adviser did not, nor does it expect to, consider any unaffiliated funds as underlying investment options for each fund. This strategy could raise certain conflicts of interest when choosing underlying investments for each fund, including the selection of funds that result in greater compensation to the adviser or funds with relatively lower historical investment results. The investment adviser has policies and procedures designed to mitigate material conflicts of interest that may arise in connection with its management of each fund.

20	American Funds Insurance Series – Target Date Series

Underlying fund risks — Because each fund’s investments consist of underlying funds, each fund’s risks are directly related to the risks of the underlying funds. For this reason, it is important to understand the risks associated with investing both in each fund and the applicable underlying funds, as described below.

Market conditions — The prices of, and the income generated by, the common stocks, bonds and other securities held by the underlying funds may decline — sometimes rapidly or unpredictably — due to various factors, including events or conditions affecting the general economy or particular industries; overall market changes; local, regional or global political, social or economic instability; governmental, governmental agency or central bank responses to economic conditions; and currency exchange rate, interest rate and commodity price fluctuations.

Economies and financial markets throughout the world are highly interconnected. Economic, financial or political events, trading and tariff arrangements, wars, terrorism, cybersecurity events, natural disasters, public health emergencies (such as the spread of infectious disease) and other circumstances in one country or region, including actions taken by governmental or quasi-governmental authorities in response to any of the foregoing, could have impacts on global economies or markets. As a result, whether or not the underlying funds invest in securities of issuers located in or with significant exposure to the countries affected, the value and liquidity of the underlying funds’ investments may be negatively affected by developments in other countries and regions.

Issuer risks — The prices of, and the income generated by, securities held by the underlying funds may decline in response to various factors directly related to the issuers of such securities, including reduced demand for an issuer’s goods or services, poor management performance, major litigation, investigations or other controversies related to the issuer, changes in government regulations affecting the issuer or its competitive environment and strategic initiatives such as mergers, acquisitions or dispositions and the market response to any such initiatives.

Investing in stocks — Investing in stocks may involve larger price swings and greater potential for loss than other types of investments. As a result, the value of the underlying funds may be subject to sharp declines in value. The value of the underlying fund’s securities and income provided by an underlying fund may be reduced by changes in the dividend policies of, and the capital resources available at, the companies in which the underlying fund invests. These risks may be even greater in the case of smaller capitalization stocks. As the fund nears its target date, a decreasing proportion of the fund’s assets will be invested in underlying funds that invest primarily in stocks. Accordingly, these risks are expected to be more significant the further the fund is removed from its target date and are expected to lessen as the fund approaches its target date.

Investing outside the U.S. — Securities of issuers domiciled outside the U.S., or with significant operations or revenues outside the U.S., may lose value because of adverse political, social, economic or market developments (including social instability, regional conflicts, terrorism and war) in the countries or regions in which the issuers operate or generate revenue. These securities may also lose value due to changes in foreign currency exchange rates against the U.S. dollar and/or currencies of other countries. Issuers of these securities may be more susceptible to actions of foreign governments, such as nationalization, currency blockage or the imposition of price controls or punitive taxes, each of which could adversely impact the value of these securities. Securities markets in certain countries may be more volatile and/or less liquid than those in the U.S. Investments outside the U.S. may also be subject to different accounting and auditing practices and standards and different regulatory, legal and reporting requirements, and may be more difficult to value, than those in the U.S. In addition, the value of investments outside the U.S. may be reduced by foreign taxes, including foreign withholding taxes on interest and dividends. Further, there may be increased risks of delayed settlement of securities purchased or sold by the underlying funds. The risks of investing outside the U.S. may be heightened in connection with investments in emerging markets.

Investing in debt instruments — The prices of, and the income generated by, bonds and other debt securities held by an underlying fund may be affected by factors such as the interest rates, maturities and credit ratings of these securities.

Rising interest rates will generally cause the prices of bonds and other debt securities to fall. A general rise in interest rates may cause investors to sell debt securities on a large scale, which could also adversely affect the price and liquidity of debt securities and could also result in increased redemptions from the fund. Falling interest rates may cause an issuer to redeem, call or refinance a debt security before its stated maturity, which may result in the fund failing to recoup the full amount of its initial investment and having to reinvest the proceeds in lower yielding securities. Longer maturity debt securities generally have greater sensitivity to changes in interest rates and may be subject to greater price fluctuations than shorter maturity debt securities.

American Funds Insurance Series – Target Date Series	21

Bonds and other debt securities are also subject to credit risk, which is the possibility that the credit strength of an issuer or guarantor will weaken or be perceived to be weaker, and/or an issuer of a debt security will fail to make timely payments of principal or interest and the security will go into default. A downgrade or default affecting any of the underlying funds’ securities could cause the value of the underlying funds’ shares to decrease. Lower quality debt securities generally have higher rates of interest and may be subject to greater price fluctuations than higher quality debt securities. Credit risk is gauged, in part, by the credit ratings of the debt securities in which an underlying fund invests. However, ratings are only the opinions of the rating agencies issuing them and are not guarantees as to credit quality or an evaluation of market risk. The underlying funds’ investment adviser relies on its own credit analysts to research issuers and issues in seeking to assess credit and default risks. These risks will be more significant as the fund approaches and passes its target date because a greater proportion of the fund’s assets will consist of underlying funds that primarily invest in bonds.

Investing in lower rated debt instruments — Lower rated bonds and other lower rated debt securities generally have higher rates of interest and involve greater risk of default or price declines due to changes in the issuer’s creditworthiness than those of higher quality debt securities. The market prices of these securities may fluctuate more than the prices of higher quality debt securities and may decline significantly in periods of general economic difficulty. These risks may be increased with respect to investments in lower quality, higher yielding debt securities rated Ba1 or below and BB+ or below by Nationally Recognized Statistical Rating Organizations designated by the fund’s investment adviser or unrated but determined by the investment adviser to be of equivalent quality, which securities are sometimes referred to as “junk bonds.”

Investing in mortgage-related and other asset-backed securities — Mortgage-related securities, such as mortgage-backed securities, and other asset-backed securities, include debt obligations that represent interests in pools of mortgages or other income-bearing assets, such as consumer loans or receivables. While such securities are subject to the risks associated with investments in debt instruments generally (for example, credit, extension and interest rate risks), they are also subject to other and different risks. Mortgage-backed and other asset-backed securities are subject to changes in the payment patterns of borrowers of the underlying debt, potentially increasing the volatility of the securities and an underlying fund’s net asset value. When interest rates fall, borrowers are more likely to refinance or prepay their debt before its stated maturity. This may result in an underlying fund having to reinvest the proceeds in lower yielding securities, effectively reducing the underlying fund’s income. Conversely, if interest rates rise and borrowers repay their debt more slowly than expected, the time in which the mortgage-backed and other asset-backed securities are paid off could be extended, reducing an underlying fund’s cash available for reinvestment in higher yielding securities. Mortgage-backed securities are also subject to the risk that underlying borrowers will be unable to meet their obligations and the value of property that secures the mortgages may decline in value and be insufficient, upon foreclosure, to repay the associated loans. Investments in asset-backed securities are subject to similar risks.

Investing in securities backed by the U.S. government — Securities backed by the U.S. Treasury or the full faith and credit of the U.S. government are guaranteed only as to the timely payment of interest and principal when held to maturity. Accordingly, the current market values for these securities will fluctuate with changes in interest rates and the credit rating of the U.S. government. Securities issued by U.S. government-sponsored entities and federal agencies and instrumentalities that are not backed by the full faith and credit of the U.S. government are neither issued nor guaranteed by the U.S. government.

Investing in inflation-linked bonds — The values of inflation-linked bonds generally fluctuate in response to changes in real interest rates — i.e., rates of interest after factoring in inflation. A rise in real interest rates may cause the prices of inflation-linked securities to fall, while a decline in real interest rates may cause the prices to increase. Inflation-linked bonds may experience greater losses than other debt securities with similar durations when real interest rates rise faster than nominal interest rates. There can be no assurance that the value of an inflation-linked security will be directly correlated to changes in interest rates; for example, if interest rates rise for reasons other than inflation, the increase may not be reflected in the security’s inflation measure.

Investing in inflation-linked bonds may also reduce an underlying fund’s distributable income during periods of deflation. If prices for goods and services decline throughout the economy, the principal and income on inflation-linked securities may decline and result in losses to the underlying fund.

22	American Funds Insurance Series – Target Date Series

Investing in derivatives — The use of derivatives involves a variety of risks, which may be different from, or greater than, the risks associated with investing in traditional securities, such as stocks and bonds. Changes in the value of a derivative may not correlate perfectly with, and may be more sensitive to market events than, the underlying asset, rate or index, and a derivative instrument may expose the underlying fund to losses in excess of its initial investment. Derivatives may be difficult to value, difficult for the underlying fund to buy or sell at an opportune time or price and difficult, or even impossible, to terminate or otherwise offset. The underlying fund’s use of derivatives may result in losses to the underlying fund, and investing in derivatives may reduce the underlying fund’s returns and increase the underlying fund’s price volatility. The underlying fund’s counterparty to a derivative transaction (including, if applicable, the underlying fund’s clearing broker, the derivatives exchange or the clearinghouse) may be unable or unwilling to honor its financial obligations in respect of the transaction. In certain cases, the underlying fund may be hindered or delayed in exercising remedies against or closing out derivative instruments with a counterparty, which may result in additional losses.

Interest rate risk — The values and liquidity of the securities held by the underlying fund may be affected by changing interest rates. For example, the values of these securities may decline when interest rates rise and increase when interest rates fall. Longer maturity debt securities generally have greater sensitivity to changes in interest rates and may be subject to greater price fluctuations than shorter maturity debt securities. The underlying fund may invest in variable and floating rate securities. When the underlying fund holds variable or floating rate securities, a decrease in market interest rates will adversely affect the income received from such securities and the net asset value of the fund’s shares. Although the values of such securities are generally less sensitive to interest rate changes than those of other debt securities, the value of variable and floating rate securities may decline if their interest rates do not rise as quickly, or as much, as market interest rates. Conversely, floating rate securities will not generally increase in value if interest rates decline. During periods of extremely low short-term interest rates, the underlying fund may not be able to maintain a positive yield and, given the current low interest rate environment, risks associated with rising rates are currently heightened.

Liquidity risk — Certain underlying fund holdings may be or may become difficult or impossible to sell, particularly during times of market turmoil. Liquidity may be impacted by the lack of an active market for a holding, legal or contractual restrictions on resale, or the reduced number and capacity of market participants to make a market in such holding. Market prices for less liquid or illiquid holdings may be volatile, and reduced liquidity may have an adverse impact on the market price of such holdings. Additionally, the sale of less liquid or illiquid holdings may involve substantial delays (including delays in settlement) and additional costs and the underlying fund may be unable to sell such holdings when necessary to meet its liquidity needs or may be forced to sell at a loss.

Management — The investment adviser to the funds and to the underlying funds actively manages each underlying fund’s investments. Consequently, the underlying funds are subject to the risk that the methods and analyses, including models, tools and data, employed by the investment adviser in this process may be flawed or incorrect and may not produce the desired results. This could cause an underlying fund to lose value or its investment results to lag relevant benchmarks or other funds with similar objectives.

5. Taxation and distributions

Federal income taxation — Each fund complies with the requirements under Subchapter M of the Internal Revenue Code applicable to regulated investment companies and intends to distribute substantially all of its net taxable income and net capital gains each year. The funds are not subject to income taxes to the extent such distributions are made. Therefore, no federal income tax provision is required.

As of and during the period ended June 30, 2022, none of the funds had a liability for any unrecognized tax benefits. Each fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in their respective statements of operations. During the period, none of the funds incurred any significant interest or penalties.

Each fund’s tax returns are generally not subject to examination by federal, state and, if applicable, non-U.S. tax authorities after the expiration of each jurisdiction’s statute of limitations, which is typically three years after the date of filing but can be extended in certain jurisdictions.

Distributions — Distributions determined on a tax basis may differ from net investment income and net realized gains for financial reporting purposes. These differences are due primarily to different treatment for items such as short-term capital gains and losses and capital losses related to sales of certain securities within 30 days of purchase. The fiscal year in which amounts are distributed may differ from the year in which the net investment income and net realized gains are recorded by the funds for financial reporting purposes.

American Funds Insurance Series – Target Date Series	23

Additional tax basis disclosures for each fund are as follows (dollars in thousands):

	IS 2035 Fund	IS 2030 Fund	IS 2025 Fund	IS 2020 Fund	IS 2015 Fund	IS 2010 Fund
As of December 31, 2021
Undistributed ordinary income	$2	$7	$17	$39	$288	$2,932
Undistributed long-term capital gains	7	10	29	58	384	5,431
As of June 30, 2022
Gross unrealized appreciation on investments	1	1	2	4	163	422
Gross unrealized depreciation on investments	(14)	(38)	(136)	(303)	(1,657)	(28,186)
Net unrealized depreciation on investments	(13)	(37)	(134)	(299)	(1,494)	(27,764)
Cost of investments	129	351	1,498	2,922	22,593	408,578

Distributions paid by each fund were characterized for tax purposes as follows (dollars in thousands):

IS 2035 Fund

	Six months ended June 30, 2022						Year ended December 31, 2021
Share class	Ordinary income		Long-term capital gains		Total distributions paid		Ordinary income		Long-term capital gains		Total distributions paid
Class 1	$—	*	$—	*	$—	*	$—	*	$—	*	$—	*
Class 1A	—	*	1		1		—	*	—	*	—	*
Class 2	—	*	1		1		—	*	—	*	—	*
Class 4	3		5		8		1		1		2
Total	$3		$7		$10		$1		$1		$2

IS 2030 Fund

	Six months ended June 30, 2022						Year ended December 31, 2021
Share class	Ordinary income		Long-term capital gains		Total distributions paid		Ordinary income		Long-term capital gains		Total distributions paid
Class 1	$—	*	$1		$1		$—	*	$—	*	$—	*
Class 1A	—	*	—	*	—	*	—	*	—	*	—	*
Class 2	—	*	—	*	—	*	—	*	—	*	—	*
Class 4	7		9		16		2		1		3
Total	$7		$10		$17		$2		$1		$3

IS 2025 Fund

	Six months ended June 30, 2022						Year ended December 31, 2021
Share class	Ordinary income		Long-term capital gains		Total distributions paid		Ordinary income		Long-term capital gains		Total distributions paid
Class 1	$—	*	$—	*	$—	*	$—	*	$—	*	$—	*
Class 1A	—	*	—	*	—	*	—	*	—	*	—	*
Class 2	—	*	—	*	—	*	—	*	—	*	—	*
Class 4	17		29		46		5		5		10
Total	$17		$29		$46		$5		$5		$10

Refer to the end of the tables for footnote.

24	American Funds Insurance Series – Target Date Series

IS 2020 Fund

	Six months ended June 30, 2022						Year ended December 31, 2021
Share class	Ordinary income		Long-term capital gains		Total distributions paid		Ordinary income		Long-term capital gains		Total distributions paid
Class 1	$—	*	$—	*	$—	*	$—	*	$—	*	$—	*
Class 1A	—	*	—	*	—	*	—	*	—	*	—	*
Class 2	—	*	—	*	—	*	—	*	—	*	—	*
Class 4	39		58		97		15		7		22
Total	$39		$58		$97		$15		$7		$22

IS 2015 Fund

	Six months ended June 30, 2022						Year ended December 31, 2021
Share class	Ordinary income		Long-term capital gains		Total distributions paid		Ordinary income		Long-term capital gains		Total distributions paid
Class 1	$—	*	$1		$1		$—	*	$—	*	$—	*
Class 1A	—	*	—	*	—	*	—	*	—	*	—	*
Class 2	—	*	—	*	—	*	—	*	—	*	—	*
Class 4	288		383		671		142		56		198
Total	$288		$384		$672		$142		$56		$198

IS 2010 Fund

	Six months ended June 30, 2022						Year ended December 31, 2021
Share class	Ordinary income		Long-term capital gains		Total distributions paid		Ordinary income		Long-term capital gains		Total distributions paid
Class 1	$—	*	$—	*	$—	*	$—	*	$—	*	$—	*
Class 1A	—	*	—	*	—	*	—	*	—	*	—	*
Class 2	—	*	—	*	—	*	—	*	—	*	—	*
Class 4	2,935		5,431		8,366		1,695		544		2,239
Total	$2,935		$5,431		$8,366		$1,695		$544		$2,239

*	Amount less than one thousand.

6. Fees and transactions

CRMC, the series’ investment adviser, is the parent company of American Funds Distributors®, Inc. (“AFD”), the distributor of the series’ shares, and American Funds Service Company® (“AFS”), the series’ transfer agent. CRMC, AFD and AFS are considered related parties to the series.

Investment advisory services — The series has an investment advisory and service agreement with CRMC that provides for monthly fees accrued daily. CRMC receives investment advisory fees from the underlying funds. These fees are included in the net effective expense ratios that are provided as additional information in the financial highlights tables.

American Funds Insurance Series – Target Date Series	25

Class-specific fees and expenses —Expenses that are specific to individual share classes are accrued directly to the respective share class. The principal class-specific fees and expenses are further described below:

Distribution services — The series has plans of distribution for all share classes except Class 1. Under the plans, the board of trustees approves certain categories of expenses that are used to finance activities primarily intended to sell fund shares. The plans provide for payments to pay service fees to firms that have entered into agreements with the series. These payments are based on an annualized percentage of average net assets as noted in the table below. In some cases, the board of trustees has limited the amounts that may be paid to less than the maximum allowed by the plans.

Share class	Currently approved limits	Plan limits
Class 1A	0.00%	0.25%
Class 2	0.25	0.25
Class 4	0.25	0.25

Insurance administrative services — The series has an insurance administrative services plan for Class 1A and 4 shares. Under the plan, each share class pays 0.25% of each insurance company’s respective average daily net assets to compensate the insurance companies for services provided to their separate accounts and contractholders for which the shares of the fund are beneficially owned as underlying investments of such contractholders’ annuities. These services include, but are not limited to, maintenance, shareholder communications and transactional services. The insurance companies are not related parties to the series.

Transfer agent services — The series has a shareholder services agreement with AFS under which the funds compensate AFS for providing transfer agent services to the funds. These services include recordkeeping, shareholder communications and transaction processing. In addition, the funds reimburse AFS for amounts paid to third parties for performing transfer agent services on behalf of fund shareholders.

Administrative services — The series has an administrative services agreement with CRMC under which each fund compensates CRMC for providing administrative services to all of the funds’ share classes. Administrative services are provided by CRMC and its affiliates to help assist third parties providing non-distribution services to fund shareholders. These services include providing in-depth information on each fund and market developments that impact fund investments. Administrative services also include, but are not limited to, coordinating, monitoring and overseeing third parties that provide services to fund shareholders. The agreement provides each underlying fund the ability to charge an administrative services fee at the annual rate of 0.05% of the average daily net assets for Class R-6 shares. Currently CRMC receives an administrative services fee at the annual rate of 0.03% of the average daily net assets of the Class R-6 shares of each underlying fund for CRMC’s provision of administrative services. These fees are included in the net effective expense ratios that are provided as supplementary information in the financial highlights tables.

26	American Funds Insurance Series – Target Date Series

Class-specific expenses under the agreements described above were as follows (dollars in thousands):

IS 2035 Fund

Share class	Distribution services		Insurance administrative services
Class 1	Not applicable		Not applicable
Class 1A	$—		$—
Class 2	—		Not applicable
Class 4	—	*	—	*
Total class-specific expenses	$—	*	$—	*

IS 2025 Fund

Share class	Distribution services		Insurance administrative services
Class 1	Not applicable		Not applicable
Class 1A	$—		$—
Class 2	—		Not applicable
Class 4	1		2
Total class-specific expenses	$1		$2

IS 2015 Fund

Share class	Distribution services		Insurance administrative services
Class 1	Not applicable		Not applicable
Class 1A	$—		$—
Class 2	—		Not applicable
Class 4	25		25
Total class-specific expenses	$25		$25

IS 2030 Fund

Share class	Distribution services	Insurance administrative services
Class 1	Not applicable	Not applicable
Class 1A	$—	$—
Class 2	—	Not applicable
Class 4	1	—	*
Total class-specific expenses	$1	$—	*

IS 2020 Fund

Share class	Distribution services	Insurance administrative services
Class 1	Not applicable	Not applicable
Class 1A	$—	$—
Class 2	—	Not applicable
Class 4	4	3
Total class-specific expenses	$4	$3

IS 2010 Fund

Share class	Distribution services	Insurance administrative services
Class 1	Not applicable	Not applicable
Class 1A	$—	$—
Class 2	—	Not applicable
Class 4	441	441
Total class-specific expenses	$441	$441

*	Amount less than one thousand.

Trustees’ deferred compensation — Trustees who are unaffiliated with CRMC may elect to defer the cash payment of part or all of their compensation. These deferred amounts, which remain as liabilities of the funds, are treated as if invested in one or more of the American Funds. These amounts represent general, unsecured liabilities of the funds and vary according to the total returns of the selected funds. Trustees’ compensation in each fund’s statement of operations reflects current fees (either paid in cash or deferred) and a net increase or decrease in the value of the deferred amounts.

Affiliated officers and trustees — Officers and certain trustees of the series are or may be considered to be affiliated with CRMC, AFD and AFS. No affiliated officers or trustees received any compensation directly from any fund in the series.

7. Indemnifications

The series’ organizational documents provide board members and officers with indemnification against certain liabilities or expenses in connection with the performance of their duties to the series. In the normal course of business, the series may also enter into contracts that provide general indemnifications. Each fund’s maximum exposure under these arrangements is unknown since it is dependent on future claims that may be made against the series. The risk of material loss from such claims is considered remote. Insurance policies are also available to the series’ board members and officers.

American Funds Insurance Series – Target Date Series	27

8. Capital share transactions

Capital share transactions in each fund were as follows (dollars and shares in thousands):

IS 2035 Fund

	Sales				Reinvestments of distributions				Repurchases				Net increase
Share class	Amount		Shares		Amount		Shares		Amount		Shares		Amount		Shares

Six months ended June 30, 2022

Class 1	$—		—		$1		—	*	$—		—		$1		—	*
Class 1A	—		—		1		—	*	—		—		1		—	*
Class 2	—		—		1		—	*	—		—		1		—	*
Class 4	—		—		6		1		—	*	—	*	6		1
Total net increase	$—		—		$9		1		$—	*	—	*	$9		1

Year ended December 31, 2021

Class 1	$—		—		$—	*	—	*	$—		—		$—	*	—	*
Class 1A	—		—		—	*	—	*	—		—		—	*	—	*
Class 2	—		—		—	*	—	*	—		—		—	*	—	*
Class 4	—	*	—	*	2		—	*	—	*	—	*	2		—	*
Total net increase	$—	*	—	*	$2		—	*	$—	*	—	*	$2		—	*

IS 2030 Fund

	Sales		Reinvestments of distributions				Repurchases		Net increase
Share class	Amount	Shares	Amount		Shares		Amount	Shares	Amount		Shares

Six months ended June 30, 2022

Class 1	$—	—	$1		—	*	$—	—	$1		—	*
Class 1A	—	—	1		—	*	—	—	1		—	*
Class 2	—	—	1		—	*	—	—	1		—	*
Class 4	96	9	14		2		(7)	(1)	103		10
Total net increase (decrease)	$96	9	$17		2		$(7)	(1)	$106		10

Year ended December 31, 2021

Class 1	$—	—	$—	*	—	*	$—	—	$—	*	—	*
Class 1A	—	—	—	*	—	*	—	—	—	*	—	*
Class 2	—	—	—	*	—	*	—	—	—	*	—	*
Class 4	188	16	3		—	*	(117)	(10)	74		6
Total net increase (decrease)	$188	16	$3		—	*	$(117)	(10)	$74		6

Refer to the end of the tables for footnotes.

28	American Funds Insurance Series – Target Date Series

IS 2025 Fund

	Sales		Reinvestments of distributions				Repurchases		Net increase
Share class	Amount	Shares	Amount		Shares		Amount	Shares	Amount		Shares

Six months ended June 30, 2022

Class 1	$—	—	$—	*	—	*	$—	—	$—	*	—	*
Class 1A	—	—	—	*	—	*	—	—	—	*	—	*
Class 2	—	—	—	*	—	*	—	—	—	*	—	*
Class 4	456	40	46		4		(50)	(4)	452		40
Total net increase (decrease)	$456	40	$46		4		$(50)	(4)	$452		40

Year ended December 31, 2021

Class 1	$—	—	$ —*		—	*	$—	—	$—	*	—	*
Class 1A	—	—	—	*	—	*	—	—	—	*	—	*
Class 2	—	—	—	*	—	*	—	—	—	*	—	*
Class 4	573	49	10		1		(34)	(3)	549		47
Total net increase (decrease)	$573	49	$10		1		$(34)	(3)	$549		47

IS 2020 Fund

	Sales		Reinvestments of distributions				Repurchases		Net increase
Share class	Amount	Shares	Amount		Shares		Amount	Shares	Amount		Shares

Six months ended June 30, 2022

Class 1	$—	—	$—	*	—	*	$—	—	$—	*	—	*
Class 1A	—	—	—	*	—	*	—	—	—	*	—	*
Class 2	—	—	—	*	—	*	—	—	—	*	—	*
Class 4	57	5	97		10		(51)	(5)	103		10
Total net increase (decrease)	$57	5	$97		10		$(51)	(5)	$103		10

Year ended December 31, 2021

Class 1	$—	—	$—	*	—	*	$—	—	$—	*	—	*
Class 1A	—	—	—	*	—	*	—	—	—	*	—	*
Class 2	—	—	—	*	—	*	—	—	—	*	—	*
Class 4	2,214	190	22		2		(432)	(38)	1,804		154
Total net increase (decrease)	$2,214	190	$22		2		$(432)	(38)	$1,804		154

IS 2015 Fund

	Sales		Reinvestments of distributions				Repurchases		Net increase
Share class	Amount	Shares	Amount		Shares		Amount	Shares	Amount		Shares

Six months ended June 30, 2022

Class 1	$—	—	$—	*	—	*	$—	—	$—	*	—	*
Class 1A	—	—	—	*	—	*	—	—	—	*	—	*
Class 2	—	—	—	*	—	*	—	—	—	*	—	*
Class 4	4,861	436	672		67		(450)	(41)	5,083		462
Total net increase (decrease)	$4,861	436	$672		67		$(450)	(41)	$5,083		462

Year ended December 31, 2021

Class 1	$—	—	$—	*	—	*	$—	—	$—	*	—	*
Class 1A	—	—	—	*	—	*	—	—	—	*	—	*
Class 2	—	—	—	*	—	*	—	—	—	*	—	*
Class 4	7,058	621	198		17		(1,029)	(90)	6,227		548
Total net increase (decrease)	$7,058	621	$198		17		$(1,029)	(90)	$6,227		548

Refer to the end of the tables for footnotes.

American Funds Insurance Series – Target Date Series	29

IS 2010 Fund

	Sales		Reinvestments of distributions				Repurchases		Net increase
Share class	Amount	Shares	Amount		Shares		Amount	Shares	Amount		Shares

Six months ended June 30, 2022

Class 1	$—	—	$—	*	—	*	$—	—	$—	*	—	*
Class 1A	—	—	—	*	—	*	—	—	—	*	—	*
Class 2	—	—	—	*	—	*	—	—	—	*	—	*
Class 4	106,935	9,675	8,366		826		(4,097)	(375)	111,204		10,126
Total net increase (decrease)	$106,935	9,675	$8,366		826		$(4,097)	(375)	$111,204		10,126

Year ended December 31, 2021

Class 1	$—	—	$—	*	—	*	$—	—	$—	*	—	*
Class 1A	—	—	—	*	—	*	—	—	—	*	—	*
Class 2	—	—	—	*	—	*	—	—	—	*	—	*
Class 4	175,669	15,529	2,239		195		(2,897)	(259)	175,011		15,465
Total net increase (decrease)	$175,669	15,529	$2,239		195		$(2,897)	(259)	$175,011		15,465

*	Amount less than one thousand.

9. Investment transactions

Each fund engaged in purchases and sales of investment securities during the six months ended June 30, 2022, as follows (dollars in thousands):

	IS 2035 Fund	IS 2030 Fund	IS 2025 Fund	IS 2020 Fund	IS 2015 Fund	IS 2010 Fund
Purchases of investment securities*	$7	$100	$477	$98	$5,137	$109,384
Sales of investment securities*	6	8	53	59	492	2,692

*	Excludes short-term securities and U.S. government obligations, if any.

10. Ownership concentration

At June 30, 2022, CRMC held aggregate ownership of 39% and 14% of the outstanding shares of IS 2035 Fund and IS 2030 Fund, respectively. The ownership percentages represent the seed money invested in the funds when they began operations on December 6, 2019.

30	American Funds Insurance Series – Target Date Series

Financial highlights

		(Loss) income from investment operations[1]			Dividends and distributions
Year ended	Net asset value, beginning of year	Net investment income	Net (losses) gains on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distribu- tions	Net asset value, end of year	Total return[2]		Net assets, end of year (in millions)		Ratio of expenses to average net assets before reimburse- ments[3]		Ratio of expenses to average net assets after reimburse- ments[2,3]		Net effective expense ratio[2,4,5]		Ratio of net income to average net assets[2]
IS 2035 Fund
Class 1:
6/30/2022[5,6]	$12.93	$.08	$(2.42)	$(2.34)	$(.07)	$(.76)	$(.83)	$9.76	(18.06)%[7]		$—	[8]	.03%[9]		.03%[9]		.37%[9]		1.36%[9]
12/31/2021	11.39	.17	1.58	1.75	(.10)	(.11)	(.21)	12.93	15.46		—	[8]	4.86		.06		.40		1.40
12/31/2020	10.19	.15	1.43	1.58	(.12)	(.26)	(.38)	11.39	16.03		—	[8]	46.43		.06		.42		1.52
12/31/2019[6,10]	10.00	.08	.19	.27	(.08)	—	(.08)	10.19	2.70	[7]	—	[8]	—	[7]	—	[7]	.37	[9]	.75	[7]
Class 1A:
6/30/2022[5,6]	12.93	.08	(2.42)	(2.34)	(.07)	(.76)	(.83)	9.76	(18.06)[7]		—	[8]	.03	[9]	.03	[9]	.37	[9]	1.36	[9]
12/31/2021	11.38	.17	1.59	1.76	(.10)	(.11)	(.21)	12.93	15.56		—	[8]	4.86		.06		.40		1.40
12/31/2020	10.19	.15	1.42	1.57	(.12)	(.26)	(.38)	11.38	15.93		—	[8]	46.43		.06		.42		1.51
12/31/2019[6,10]	10.00	.08	.19	.27	(.08)	—	(.08)	10.19	2.70	[7]	—	[8]	—	[7]	—	[7]	.37	[9]	.75	[7]
Class 2:
6/30/2022[5,6]	12.93	.08	(2.42)	(2.34)	(.07)	(.76)	(.83)	9.76	(18.06)[7,11]		—	[8]	.03	[9,11]	.03	[9,11]	.37	[9,11]	1.36	[9,11]
12/31/2021	11.38	.17	1.59	1.76	(.10)	(.11)	(.21)	12.93	15.56	[11]	—	[8]	4.86	[11]	.06	[11]	.40	[11]	1.40	[11]
12/31/2020	10.19	.15	1.42	1.57	(.12)	(.26)	(.38)	11.38	15.93	[11]	—	[8]	46.43	[11]	.06	[11]	.42	[11]	1.51	[11]
12/31/2019[6,10]	10.00	.08	.19	.27	(.08)	—	(.08)	10.19	2.70	[7,11]	—	[8]	—	[7,11]	—	[7,11]	.37	[9,11]	.75	[7,11]
Class 4:
6/30/2022[5,6]	12.92	.05	(2.42)	(2.37)	(.06)	(.76)	(.82)	9.73	(18.31)[7]		—	[8]	.46	[9]	.46	[9]	.80	[9]	.94	[9]
12/31/2021	11.39	.12	1.58	1.70	(.06)	(.11)	(.17)	12.92	14.99		—	[8]	5.31		.49		.83		.97
12/31/2020	10.19	.35	1.22	1.57	(.11)	(.26)	(.37)	11.39	16.01		—	[8]	52.83		.18		.54		3.35
12/31/2019[6,10]	10.00	.08	.19	.27	(.08)	—	(.08)	10.19	2.70	[7]	—	[8]	—	[7]	—	[7]	.37		.75	[7]
IS 2030 Fund
Class 1:
6/30/2022[5,6]	$12.41	$.09	$(2.04)	$(1.95)	$(.06)	$(.52)	$(.58)	$9.88	(15.73)%[7]		$—	[8]	.03%[9]		.03%[9]		.35%[9]		1.54%[9]
12/31/2021	11.14	.19	1.27	1.46	(.12)	(.07)	(.19)	12.41	13.07		—	[8]	2.53		.06		.38		1.59
12/31/2020	10.15	.17	1.16	1.33	(.13)	(.21)	(.34)	11.14	13.41		—	[8]	45.36		.06		.41		1.71
12/31/2019[6,10]	10.00	.07	.16	.23	(.08)	—	(.08)	10.15	2.28	[7]	—	[8]	—	[7]	—	[7]	.35	[9]	.69	[7]
Class 1A:
6/30/2022[5,6]	12.41	.09	(2.04)	(1.95)	(.06)	(.52)	(.58)	9.88	(15.73)[7]		—	[8]	.03	[9]	.03	[9]	.35	[9]	1.54	[9]
12/31/2021	11.14	.19	1.27	1.46	(.12)	(.07)	(.19)	12.41	13.07		—	[8]	2.53		.06		.38		1.59
12/31/2020	10.15	.17	1.16	1.33	(.13)	(.21)	(.34)	11.14	13.41		—	[8]	45.36		.06		.41		1.71
12/31/2019[6,10]	10.00	.07	.16	.23	(.08)	—	(.08)	10.15	2.28	[7]	—	[8]	—	[7]	—	[7]	.35	[9]	.69	[7]
Class 2:
6/30/2022[5,6]	12.41	.09	(2.04)	(1.95)	(.06)	(.52)	(.58)	9.88	(15.73)[7,11]		—	[8]	.03	[9,11]	.03	[9,11]	.35	[9,11]	1.54	[9,11]
12/31/2021	11.14	.19	1.27	1.46	(.12)	(.07)	(.19)	12.41	13.07	[11]	—	[8]	2.53	[11]	.06	[11]	.38	[11]	1.59	[11]
12/31/2020	10.15	.17	1.16	1.33	(.13)	(.21)	(.34)	11.14	13.41	[11]	—	[8]	45.36	[11]	.06	[11]	.41	[11]	1.72	[11]
12/31/2019[6,10]	10.00	.07	.16	.23	(.08)	—	(.08)	10.15	2.28	[7,11]	—	[8]	—	[7,11]	—	[7,11]	.35	[9,11]	.69	[7,11]
Class 4:
6/30/2022[5,6]	12.40	.06	(2.04)	(1.98)	(.05)	(.52)	(.57)	9.85	(15.97)[7]		—	[8]	.51	[9]	.51	[9]	.83	[9]	1.16	[9]
12/31/2021	11.14	.13	1.27	1.40	(.07)	(.07)	(.14)	12.40	12.55		—	[8]	2.93		.53		.85		1.10
12/31/2020	10.15	.46	.87	1.33	(.13)	(.21)	(.34)	11.14	13.39		—	[8]	44.54		.25		.60		4.38
12/31/2019[6,10]	10.00	.07	.16	.23	(.08)	—	(.08)	10.15	2.287		—	[8]	—	[7]	—	[7]	.35	[9]	.69	[7]

Refer to the end of the tables for footnotes.

American Funds Insurance Series – Target Date Series	31

Financial highlights (continued)

		(Loss) income from investment operations[1]			Dividends and distributions
Year ended	Net asset value, beginning of year	Net investment income	Net (losses) gains on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distribu- tions	Net asset value, end of year	Total return[2]		Net assets, end of year (in millions)		Ratio of expenses to average net assets before reimburse- ments[3]		Ratio of expenses to average net assets after reimburse- ments[2,3]		Net effective expense ratio[2,4,5]		Ratio of net income to average net assets[2]
IS 2025 Fund
Class 1:
6/30/2022[5,6]	$12.27	$.10	$(1.80)	$(1.70)	$(.06)	$(.30)	$(.36)	$10.21	(13.84)%[7]		$—	[8]	.03%[9]		.03%[9]		.33%[9]		1.79%[9]
12/31/2021	11.17	.21	1.06	1.27	(.09)	(.08)	(.17)	12.27	11.42		—	[8]	1.26		.06		.37		1.77
12/31/2020	10.12	.19	1.10	1.29	(.19)	(.05)	(.24)	11.17	12.75		—	[8]	20.72		.06		.38		1.85
12/31/2019[6,10]	10.00	.07	.13	.20	(.08)	—	(.08)	10.12	1.98	[7]	—	[8]	—	[7]	—	[7]	.33	[9]	.66	[7]
Class 1A:
6/30/2022[5,6]	12.27	.10	(1.80)	(1.70)	(.06)	(.30)	(.36)	10.21	(13.84	)7	—	[8]	.03	[9]	.03	[9]	.33	[9]	1.79	[9]
12/31/2021	11.17	.21	1.06	1.27	(.09)	(.08)	(.17)	12.27	11.42		—	[8]	1.26		.06		.37		1.77
12/31/2020	10.12	.19	1.10	1.29	(.19)	(.05)	(.24)	11.17	12.75		—	[8]	20.72		.06		.38		1.85
12/31/2019[6,10]	10.00	.07	.13	.20	(.08)	—	(.08)	10.12	1.98	[7]	—	[8]	—	[7]	—	[7]	.33	[9]	.66	[7]
Class 2:
6/30/2022[5,6]	12.27	.10	(1.80)	(1.70)	(.06)	(.30)	(.36)	10.21	(13.84)[7,11]		—	[8]	.03	[9,11]	.03	[9,11]	.33	[9,11]	1.79	[9,11]
12/31/2021	11.17	.21	1.06	1.27	(.09)	(.08)	(.17)	12.27	11.42	[11]	—	[8]	1.26	[11]	.06	[11]	.37	[11]	1.77	[11]
12/31/2020	10.12	.19	1.10	1.29	(.19)	(.05)	(.24)	11.17	12.75	[11]	—	[8]	20.72	[11]	.06	[11]	.38	[11]	1.85	[11]
12/31/2019[6,10]	10.00	.07	.13	.20	(.08)	—	(.08)	10.12	1.98	[7,11]	—	[8]	—	[7,11]	—	[7,11]	.33	[9,11]	.66	[7,11]
Class 4:
6/30/2022[5,6]	12.22	.08	(1.79)	(1.71)	(.05)	(.30)	(.35)	10.16	(13.95)[7]		1		.53	[9]	.53	[9]	.83	[9]	1.38	[9]
12/31/2021	11.16	.18	1.02	1.20	(.06)	(.08)	(.14)	12.22	10.77		1		1.35		.55		.86		1.48
12/31/2020	10.12	.20	1.06	1.26	(.17)	(.05)	(.22)	11.16	12.42		1		7.44		.54		.86		1.93
12/31/2019[6,10]	10.00	.07	.13	.20	(.08)	—	(.08)	10.12	1.98	[7]	—	[8]	—	[7]	—	[7]	.33	[9]	.66	[7]
IS 2020 Fund
Class 1:
6/30/2022[5,6]	$11.97	$.11	$(1.54)	$(1.43)	$(.09)	$(.31)	$(.40)	$10.14	(11.97)%[7]		$—	[8]	.04%[9]		.04%[9]		.32%[9]		2.04%[9]
12/31/2021	10.94	.24	.93	1.17	(.09)	(.05)	(.14)	11.97	10.68		—	[8]	.68		.06		.35		2.09
12/31/2020	10.09	.25	.81	1.06	(.19)	(.02)	(.21)	10.94	10.52		—	[8]	14.67		.06		.36		2.41
12/31/2019[6,10]	10.00	.07	.10	.17	(.08)	—	(.08)	10.09	1.68	[7]	—	[8]	—	[7]	—	[7]	.31	[9]	.65	[7]
Class 1A:
6/30/2022[5,6]	11.97	.11	(1.54)	(1.43)	(.09)	(.31)	(.40)	10.14	(11.97	)7	—	[8]	.04	[9]	.04	[9]	.32	[9]	2.04	[9]
12/31/2021	10.95	.24	.92	1.16	(.09)	(.05)	(.14)	11.97	10.58		—	[8]	.68		.06		.35		2.09
12/31/2020	10.09	.25	.82	1.07	(.19)	(.02)	(.21)	10.95	10.62		—	[8]	14.67		.06		.36		2.41
12/31/2019[6,10]	10.00	.07	.10	.17	(.08)	—	(.08)	10.09	1.68	[7]	—	[8]	—	[7]	—	[7]	.31	[9]	.65	[7]
Class 2:
6/30/2022[5,6]	11.97	.11	(1.54)	(1.43)	(.09)	(.31)	(.40)	10.14	(11.97	)7,11	—	[8]	.04	[9,11]	.04	[9,11]	.32	[9,11]	2.04	[9,11]
12/31/2021	10.94	.24	.93	1.17	(.09)	(.05)	(.14)	11.97	10.68	[11]	—	[8]	.68	[11]	.06	[11]	.35	[11]	2.09	[11]
12/31/2020	10.09	.25	.81	1.06	(.19)	(.02)	(.21)	10.94	10.52	[11]	—	[8]	14.67	[11]	.06	[11]	.36	[11]	2.41	[11]
12/31/2019[6,10]	10.00	.07	.10	.17	(.08)	—	(.08)	10.09	1.68	[7,11]	—	[8]	—	[7,11]	—	[7,11]	.31	[9,11]	.65	[7,11]
Class 4:
6/30/2022[5,6]	11.91	.09	(1.54)	(1.45)	(.08)	(.31)	(.39)	10.07	(12.19)[7]		3		.54	[9]	.54	[9]	.82	[9]	1.54	[9]
12/31/2021	10.92	.23	.87	1.10	(.06)	(.05)	(.11)	11.91	10.10		3		.94		.56		.85		1.96
12/31/2020	10.09	.29	.73	1.02	(.17)	(.02)	(.19)	10.92	10.15		1		5.79		.54		.84		2.75
12/31/2019[6,10]	10.00	.07	.10	.17	(.08)	—	(.08)	10.09	1.68	[7]	—	[8]	—	[7]	—	[7]	.31	[9]	.65	[7]

Refer to the end of the tables for footnotes.

32	American Funds Insurance Series – Target Date Series

Financial highlights (continued)

		(Loss) income from investment operations[1]			Dividends and distributions
Year ended	Net asset value, beginning of year	Net investment income	Net (losses) gains on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distribu- tions	Net asset value, end of year	Total return[2]		Net assets, end of year (in millions)		Ratio of expenses to average net assets before reimburse- ments[3]		Ratio of expenses to average net assets after reimburse- ments[2,3]		Net effective expense ratio[2,4,5]		Ratio of net income to average net assets[2]
IS 2015 Fund
Class 1:
6/30/2022[5,6]	$11.79	$.12	$(1.43)	$(1.31)	$(.07)	$(.27)	$(.34)	$10.14	(11.03)%[7]		$—	[8]	.03%[9]		.03%[9]		.31%[9]		2.11%[9]
12/31/2021	10.85	.25	.86	1.11	(.13)	(.04)	(.17)	11.79	10.26		—	[8]	.12		.06		.34		2.16
12/31/2020	10.09	.76	.20	.96	(.20)	— [12]	(.20)	10.85	9.62		—	[8]	7.60		.06		.35		7.46
12/31/2019[6,10]	10.00	.07	.10	.17	(.08)	—	(.08)	10.09	1.69	[7]	—	[8]	—	[7]	—	[7]	.30	[9]	.65	[7]
Class 1A:
6/30/2022[5,6]	11.79	.12	(1.43)	(1.31)	(.07)	(.27)	(.34)	10.14	(11.03)[7]		—	[8]	.03	[9]	.03	[9]	.31	[9]	2.11	[9]
12/31/2021	10.85	.25	.86	1.11	(.13)	(.04)	(.17)	11.79	10.26		—	[8]	.12		.06		.34		2.16
12/31/2020	10.09	.76	.20	.96	(.20)	— [12]	(.20)	10.85	9.62		—	[8]	7.60		.06		.35		7.46
12/31/2019[6,10]	10.00	.07	.10	.17	(.08)	—	(.08)	10.09	1.69	[7]	—	[8]	—	[7]	—	[7]	.30	[9]	.65	[7]
Class 2:
6/30/2022[5,6]	11.79	.12	(1.43)	(1.31)	(.07)	(.27)	(.34)	10.14	(11.03)[7,11]		—	[8]	.03	[9,11]	.03	[9,11]	.31	[9,11]	2.11	[9,11]
12/31/2021	10.85	.25	.86	1.11	(.13)	(.04)	(.17)	11.79	10.26	[11]	—	[8]	.12	[11]	.06	[11]	.34	[11]	2.16	[11]
12/31/2020	10.09	.76	.20	.96	(.20)	— [12]	(.20)	10.85	9.62	[11]	—	[8]	7.60	[11]	.06	[11]	.35	[11]	7.46	[11]
12/31/2019[6,10]	10.00	.07	.10	.17	(.08)	—	(.08)	10.09	1.69	[7,11]	—	[8]	—	[7,11]	—	[7,11]	.30	[9,11]	.65	[7,11]
Class 4:
6/30/2022[5,6]	11.75	.09	(1.42)	(1.33)	(.07)	(.27)	(.34)	10.08	(11.31)[7]		21		.53	[9]	.53	[9]	.81	[9]	1.67	[9]
12/31/2021	10.83	.20	.85	1.05	(.09)	(.04)	(.13)	11.75	9.74		19		.62		.56		.84		1.76
12/31/2020	10.09	.27	.65	.92	(.18)	— [12]	(.18)	10.83	9.20		12		.93		.56		.85		2.58
12/31/2019[6,10]	10.00	.07	.10	.17	(.08)	—	(.08)	10.09	1.69	[7]	—	[8]	—	[7]	—	[7]	.30	[9]	.65	[7]
IS 2010 Fund
Class 1:
6/30/2022[5,6]	$11.63	$.11	$(1.25)	$(1.14)	$(.06)	$(.18)	$(.24)	$10.25	(9.82)%[7]		$—	[8]	.03%[9]		.03%[9]		.30%[9]		2.07%[9]
12/31/2021	10.76	.23	.76	.99	(.09)	(.03)	(.12)	11.63	9.28		—	[8]	.08		.06		.33		2.07
12/31/2020	10.08	.25	.65	.90	(.22)	— [12]	(.22)	10.76	9.02		—	[8]	.10		.08		.37		2.51
12/31/2019[6,10]	10.00	.06	.09	.15	(.07)	—	(.07)	10.08	1.54	[7]	—	[8]	—	[7]	—	[7]	.30	[9]	.62	[7]
Class 1A:
6/30/2022[5,6]	11.63	.11	(1.25)	(1.14)	(.06)	(.18)	(.24)	10.25	(9.82)[7]		—	[8]	.03	[9]	.03	[9]	.30	[9]	2.07	[9]
12/31/2021	10.76	.23	.76	.99	(.09)	(.03)	(.12)	11.63	9.28		—	[8]	.08		.06		.33		2.07
12/31/2020	10.08	.26	.64	.90	(.22)	— [12]	(.22)	10.76	9.02		—	[8]	.10		.08		.37		2.51
12/31/2019[6,10]	10.00	.06	.09	.15	(.07)	—	(.07)	10.08	1.54	[7]	—	[8]	—	[7]	—	[7]	.30	[9]	.62	[7]
Class 2:
6/30/2022[5,6]	11.63	.11	(1.25)	(1.14)	(.06)	(.18)	(.24)	10.25	(9.82)[7,11]		—	[8]	.03	[9,11]	.03	[9,11]	.30	[9,11]	2.07	[9,11]
12/31/2021	10.76	.23	.76	.99	(.09)	(.03)	(.12)	11.63	9.28	[11]	—	[8]	.08	[11]	.06	[11]	.33	[11]	2.07	[11]
12/31/2020	10.08	.25	.65	.90	(.22)	— [12]	(.22)	10.76	9.02	[11]	—	[8]	.10	[11]	.08	[11]	.37	[11]	2.51	[11]
12/31/2019[6,10]	10.00	.06	.09	.15	(.07)	—	(.07)	10.08	1.54	[7,11]	—	[8]	—	[7,11]	—	[7,11]	.30	[9,11]	.62	[7,11]
Class 4:
6/30/2022[5,6]	11.58	.09	(1.26)	(1.17)	(.05)	(.18)	(.23)	10.18	(10.09	)7	381		.53	[9]	.53	[9]	.80	[9]	1.65	[9]
12/31/2021	10.74	.20	.73	.93	(.06)	(.03)	(.09)	11.58	8.75		315		.58		.56		.83		1.81
12/31/2020	10.08	.24	.62	.86	(.20)	— [12]	(.20)	10.74	8.55		126		.55		.55		.84		2.36
12/31/2019[6,10]	10.00	.06	.09	.15	(.07)	—	(.07)	10.08	1.54	[7]	—	[8]	—	[7]	—	[7]	.30	[9]	.62	[7]

	Six months ended	Year ended June 30,
Portfolio turnover rate for all share classes	June 30, 2022[5,6,7]	2021	2020	2019
IS 2035 Fund	5%	18%	48%	—%[13]
IS 2030 Fund	3	60	45	—	[13]
IS 2025 Fund	4	10	10	—	[13]
IS 2020 Fund	2	30	15	—	[13]
IS 2015 Fund	2	15	5	—	[13]
IS 2010 Fund	1	7	1	—	[13]

Refer to the end of the tables for footnotes.

American Funds Insurance Series – Target Date Series	33

Financial highlights (continued)

[1]	Based on average shares outstanding.
[2]	This column reflects the impact of certain reimbursements from CRMC. During some of the years shown, CRMC reimbursed a portion of miscellaneous fees and expenses for each of the funds. No expenses were accrued on any of the funds during the period December 6, 2019, commencement of operations, through December 31, 2019.
[3]	This column does not include expenses of the underlying funds in which each fund invests.
[4]	This column reflects the net effective expense ratios for each fund and class, which include each class’s expense ratio combined with the weighted average net expense ratio of the underlying funds for the periods presented. Refer to the expense example for further information regarding fees and expenses.
[5]	Unaudited.
[6]	Based on operations for a period that is less than a full year.
[7]	Not annualized.
[8]	Amount less than $1 million.
[9]	Annualized.
[10]	For the period December 6, 2019, commencement of operations, through December 31, 2019.
[11]	All or a significant portion of assets in this class consisted of seed capital invested by CRMC and/or its affiliates. Fees for distribution services are not charged or accrued on these seed capital assets. If such fees were paid by the fund on seed capital assets, fund expenses would have been higher and net income and total return would have been lower.
[12]	Amount less than $.01.
[13]	There was no turnover.

34	American Funds Insurance Series – Target Date Series

Expense example	unaudited

The funds in American Funds Insurance Series serve as the underlying investment vehicle for various insurance products. As an owner of an insurance contract that invests in one of the funds in the series, you incur two types of costs: (1) transaction costs, such as initial sales charges on purchase payments and contingent deferred sales charges on redemptions (loads), and (2) ongoing costs, including management fees, distribution and service (12b-1) fees, and other expenses. Additional fees are charged by the insurance companies related to the various benefits they provide. This example is intended to help you understand your ongoing costs (in dollars) of investing in the underlying funds so you can compare these costs with the ongoing costs of investing in other mutual funds that serve a similar function in other annuity products. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period (January 1, 2022, through June 30, 2022).

Actual expenses:

The first line of each share class in the tables on the following pages provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading titled “Expenses paid during period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes:

The second line of each share class in the tables on the following pages provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio for the share class and an assumed rate of return of 5.00% per year before expenses, which is not the actual return of the share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5.00% hypothetical example with the 5.00% hypothetical examples that appear in the shareholder reports of the other funds.

Notes:

Additional fees are charged by the insurance companies related to the various benefits they provide. You can estimate the impact of these fees by adding the amount of the fees to the total estimated expenses you paid on your account during the period as calculated above. In addition, your ending account value would be lower by the amount of these fees.

Note that the expenses shown in the tables on the following pages are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the second line of each share class in the tables is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

American Funds Insurance Series – Target Date Series	35

Expense example (continued)

	Beginning account value 1/1/2022	Ending account value 6/30/2022	Expenses paid during period[1,2]	Annualized expense ratio[2]	Effective expenses paid during period[3]	Effective annualized expense ratio[4]
IS 2035 Fund
Class 1 – actual return	$1,000.00	$819.41	$.14	.03%	$1.67	.37%
Class 1 – assumed 5% return	1,000.00	1,024.65	.15	.03	1.86	.37
Class 1A – actual return	1,000.00	819.41	.14	.03	1.67	.37
Class 1A – assumed 5% return	1,000.00	1,024.65	.15	.03	1.86	.37
Class 2 – actual return	1,000.00	819.41	.14	.03	1.67	.37
Class 2 – assumed 5% return	1,000.00	1,024.65	.15	.03	1.86	.37
Class 4 – actual return	1,000.00	816.93	2.07	.46	3.60	.80
Class 4 – assumed 5% return	1,000.00	1,022.51	2.31	.46	4.01	.80
IS 2030 Fund
Class 1 – actual return	$1,000.00	$842.67	$.14	.03%	$1.60	.35%
Class 1 – assumed 5% return	1,000.00	1,024.65	.15	.03	1.76	.35
Class 1A – actual return	1,000.00	842.67	.14	.03	1.60	.35
Class 1A – assumed 5% return	1,000.00	1,024.65	.15	.03	1.76	.35
Class 2 – actual return	1,000.00	842.67	.14	.03	1.60	.35
Class 2 – assumed 5% return	1,000.00	1,024.65	.15	.03	1.76	.35
Class 4 – actual return	1,000.00	840.33	2.33	.51	3.79	.83
Class 4 – assumed 5% return	1,000.00	1,022.27	2.56	.51	4.16	.83
IS 2025 Fund
Class 1 – actual return	$1,000.00	$861.61	$.14	.03%	$1.52	.33%
Class 1 – assumed 5% return	1,000.00	1,024.65	.15	.03	1.66	.33
Class 1A – actual return	1,000.00	861.61	.14	.03	1.52	.33
Class 1A – assumed 5% return	1,000.00	1,024.65	.15	.03	1.66	.33
Class 2 – actual return	1,000.00	861.61	.14	.03	1.52	.33
Class 2 – assumed 5% return	1,000.00	1,024.65	.15	.03	1.66	.33
Class 4 – actual return	1,000.00	860.45	2.44	.53	3.83	.83
Class 4 – assumed 5% return	1,000.00	1,022.17	2.66	.53	4.16	.83
IS 2020 Fund
Class 1 – actual return	$1,000.00	$880.28	$.19	.04%	$1.49	.32%
Class 1 – assumed 5% return	1,000.00	1,024.60	.20	.04	1.61	.32
Class 1A – actual return	1,000.00	880.28	.19	.04	1.49	.32
Class 1A – assumed 5% return	1,000.00	1,024.60	.20	.04	1.61	.32
Class 2 – actual return	1,000.00	880.28	.19	.04	1.49	.32
Class 2 – assumed 5% return	1,000.00	1,024.60	.20	.04	1.61	.32
Class 4 – actual return	1,000.00	878.05	2.51	.54	3.82	.82
Class 4 – assumed 5% return	1,000.00	1,022.12	2.71	.54	4.11	.82
IS 2015 Fund
Class 1 – actual return	$1,000.00	$889.70	$.14	.03%	$1.45	.31%
Class 1 – assumed 5% return	1,000.00	1,024.65	.15	.03	1.56	.31
Class 1A – actual return	1,000.00	889.70	.14	.03	1.45	.31
Class 1A – assumed 5% return	1,000.00	1,024.65	.15	.03	1.56	.31
Class 2 – actual return	1,000.00	889.70	.14	.03	1.45	.31
Class 2 – assumed 5% return	1,000.00	1,024.65	.15	.03	1.56	.31
Class 4 – actual return	1,000.00	886.94	2.48	.53	3.79	.81
Class 4 – assumed 5% return	1,000.00	1,022.17	2.66	.53	4.06	.81

Refer to the end of the tables for footnotes.

36	American Funds Insurance Series – Target Date Series

Expense example (continued)

	Beginning account value 1/1/2022	Ending account value 6/30/2022	Expenses paid during period[1,2]	Annualized expense ratio[2]	Effective expenses paid during period[3]	Effective annualized expense ratio[4]
IS 2010 Fund
Class 1 – actual return	$1,000.00	$901.84	$.14	.03%	$1.41	.30%
Class 1 – assumed 5% return	1,000.00	1,024.65	.15	.03	1.51	.30
Class 1A – actual return	1,000.00	901.84	.14	.03	1.41	.30
Class 1A – assumed 5% return	1,000.00	1,024.65	.15	.03	1.51	.30
Class 2 – actual return	1,000.00	901.84	.14	.03	1.41	.30
Class 2 – assumed 5% return	1,000.00	1,024.65	.15	.03	1.51	.30
Class 4 – actual return	1,000.00	899.12	2.50	.53	3.77	.80
Class 4 – assumed 5% return	1,000.00	1,022.17	2.66	.53	4.01	.80

[1]	The “expenses paid during period” are equal to the “annualized expense ratio,” multiplied by the average account value over the period, multiplied by the number of days in the period, and divided by 365 (to reflect the one-half year period).
[2]	The “expenses paid during period” and “annualized expense ratio” do not include the expenses of the underlying funds in which each fund invests.
[3]	The “effective expenses paid during period” are equal to the “effective annualized expense ratio,” multiplied by the average account value over the period, multiplied by the number of days in the period, and divided by 365 (to reflect the period).
[4]	The “effective annualized expense ratio” reflects the net annualized expense ratio of the class plus the class’s pro-rata share of the weighted average expense ratio of the underlying funds in which it invests.

American Funds Insurance Series – Target Date Series	37

Approval of Investment Advisory and Service Agreement

The series’ board has approved the continuation of the series’ Investment Advisory and Service Agreement (the “agreement”) with Capital Research and Management Company (“CRMC”) for an additional one-year term through April 30, 2023.The board approved the agreement following the recommendation of the series’ Contracts Committee (the “committee”), which is composed of all the series’ independent board members. The board and the committee determined in the exercise of their business judgment that the advisory fee structure for each fund within the series was fair and reasonable in relation to the services provided, and that approving the agreement was in the best interests of each fund and its shareholders.

In reaching this decision, the board and the committee took into account their interactions with CRMC as well as information furnished to them throughout the year and otherwise provided to them, as well as information prepared specifically in connection with their review of the agreement, and were advised by their independent counsel with respect to the matters considered. They considered the following factors, among others, but did not identify any single issue or particular piece of information that, in isolation, was the controlling factor, and each board and committee member did not necessarily attribute the same weight to each factor.

1. Nature, extent and quality of services

The board and the committee considered the depth and quality of CRMC’s investment management process, including its global research capabilities; the experience, capability and integrity of its senior management and other personnel; the low turnover rates of its key personnel; the overall financial strength and stability of CRMC and the Capital Group organization; the resources and systems CRMC devotes to investment management (the manner in which each fund’s assets are managed, including liquidity management), financial, investment operations, compliance, trading, proxy voting, shareholder communications, and other services; and the ongoing evolution of CRMC’s organizational structure designed to maintain and strengthen these qualities. The board and the committee also considered the nature, extent and quality of administrative and shareholder services provided by CRMC to the funds under the agreement and other agreements, as well as the benefits to each fund’s shareholders from investing in a fund that is part of a large family of funds. The board and the committee considered the risks assumed by CRMC in providing services to the funds, including operational, business, financial, reputational, regulatory and litigation risks. The board and the committee concluded that the nature, extent and quality of the services provided by CRMC have benefited and should continue to benefit each fund and its shareholders.

2. Investment results

The board and the committee considered the investment results of each fund in light of its objectives. They compared each fund’s investment results with those of other funds (including funds that currently form the basis of the Lipper index for the category in which each fund is included),and data such as relevant market and fund indexes over various periods (including each fund’s lifetime) through September 30, 2021, while recognizing the funds’ short operational history. On the basis of this evaluation and the board’s and the committee’s ongoing review of investment results, and considering the relative market conditions during certain reporting periods, the board and the committee concluded that each fund’s investment results have been satisfactory for renewal of the agreement, and that CRMC’s record in managing the funds indicated that its continued management should benefit each fund and its shareholders.

3. Advisory fees and total expenses

The board and the committee compared the total expense levels of each fund to those of other relevant funds. They observed that each fund’s total expenses generally compared favorably to those of other similar funds included in the comparable Lipper category.

The board and the committee also reviewed the fee schedule of the funds (including the fees and total expenses of the underlying American Funds in which the funds invest) to those of other relevant funds. The board and the committee noted CRMC’s prior elimination of the entire advisory fee payable by the funds under the agreement. The board and committee also considered the breakpoint discounts in each underlying fund’s advisory fee structure that reduce the level of fees charged by CRMC to the underlying fund as its assets increase. In addition, they reviewed information regarding

38	American Funds Insurance Series – Target Date Series

the effective advisory fees charged to non-mutual fund clients by CRMC and its affiliates. They noted that, to the extent there were differences between the advisory fees paid by the underlying funds and the advisory fees paid by those clients, the differences appropriately reflected the investment, operational, regulatory and market differences between advising the underlying funds and the other clients. The board and the committee concluded that each fund’s cost structure was fair and reasonable in relation to the services provided, as well as in relation to the risks assumed by the adviser in sponsoring and managing each fund, and that each fund’s shareholders receive reasonable value in return for other amounts paid to CRMC by the funds.

4. Ancillary benefits

The board and the committee considered a variety of other benefits that CRMC and its affiliates receive as a result of CRMC’s relationship with the series and the other American Funds, including fees for administrative services provided to certain share classes; fees paid to CRMC’s affiliated transfer agent; sales charges and distribution fees received and retained by the series’ principal underwriter, an affiliate of CRMC; and possible ancillary benefits to CRMC and its institutional management affiliates in managing other investment vehicles. The board and the committee reviewed CRMC’s portfolio trading practices, noting that through December 31, 2018, CRMC benefited from research obtained with commissions from portfolio transactions made on behalf of each fund, and since that time has undertaken to bear the cost of obtaining such research. The board and the committee took these ancillary benefits into account in evaluating the reasonableness of the other amounts paid to CRMC by the funds.

5. Adviser financial information

The board and the committee reviewed information regarding CRMC’s costs of providing services to the American Funds, including personnel, systems and resources of investment, compliance, trading, accounting and other administrative operations. They considered CRMC’s costs and related cost allocation methodology as well as its track record of investing in technology, infrastructure and staff to maintain and expand services and capabilities, respond to industry and regulatory developments, and attract and retain qualified personnel. They noted information regarding the compensation structure for CRMC’s investment professionals. They reviewed information on the profitability of the investment adviser and its affiliates. The board and the committee also compared CRMC’s profitability and compensation data to the reported results and data of several large, publicly held investment management companies. The board and the committee noted the competitiveness and cyclicality of both the mutual fund industry and the capital markets, and the importance in that environment of CRMC’s long-term profitability for maintaining its independence, company culture and management continuity. They further considered the breakpoint discounts in the underlying funds’ advisory fee structure and CRMC’s sharing of potential economies of scale, or efficiencies, through breakpoints and other fee reductions and costs voluntarily absorbed. The board and the committee concluded that each fund’s expense structure reflected a reasonable sharing of benefits between CRMC and the funds’ shareholders.

American Funds Insurance Series – Target Date Series	39

Office of the series

333 South Hope Street

Los Angeles, CA 90071-1406

Investment adviser

Capital Research and Management Company

333 South Hope Street

Los Angeles, CA 90071-1406

Custodian of assets

State Street Bank and Trust Company

One Lincoln Street

Boston, MA 02111-2900

Counsel

Morgan, Lewis & Bockius LLP

One Federal Street

Boston, MA 02110-1726

Independent registered public accounting firm

PricewaterhouseCoopers LLP

601 South Figueroa Street

Los Angeles, CA 90017-3874

40	American Funds Insurance Series – Target Date Series

Investors should carefully consider investment objectives, risks, charges and expenses. This and other important information is contained in the series prospectuses and summary prospectuses, which can be obtained from your financial professional and should be read carefully before investing. You may also call American Funds Service Company (AFS) at (800) 421-4225 or visit the Capital Group website at capitalgroup.com.

“Proxy Voting Guidelines for American Funds Insurance Series — Target Date Series” — which describes how we vote proxies relating to the underlying funds held in the portfolios — is available on our website or upon request by calling AFS. The series files its proxy voting record with the U.S. Securities and Exchange Commission (SEC) for the 12 months ended June 30 by August 31. The proxy voting record is available free of charge on the SEC website at sec.gov and on our website.

American Funds Insurance Series — Target Date Series files a complete list of its portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form NPORT-P. This filing is available free of charge on the SEC website. Additionally, the list of portfolio holdings is available by calling AFS.

This report is for the information of American Funds Insurance Series — Target Date Series investors, but it also may be used as sales literature when preceded or accompanied by the current prospectuses or summary prospectuses for American Funds Insurance Series — Target Date Series and the prospectus for the applicable insurance contract, which give details about charges, expenses, investment objectives and operating policies of the series. If used as sales material after September 30, 2022, this report must be accompanied by a statistical update for the most recently completed calendar quarter.

BLOOMBERG® is a trademark and service mark of Bloomberg Finance L.P. and its affiliates (collectively “Bloomberg”). Bloomberg or Bloomberg’s licensors own all proprietary rights in the Bloomberg Indices. Neither Bloomberg nor Bloomberg’s licensors approves or endorses this material, or guarantees the accuracy or completeness of any information herein, or makes any warranty, express or implied, as to the results to be obtained therefrom and, to the maximum extent allowed by law, neither shall have any liability or responsibility for injury or damages arising in connection therewith.

MSCI has not approved, reviewed or produced this report, makes no express or implied warranties or representations and is not liable whatsoever for any data in the report. You may not redistribute the MSCI data or use it as a basis for other indices or investment products.

The S&P 500 Index is a product of S&P Dow Jones Indices LLC and/or its affiliates and has been licensed for use by Capital Group. Copyright © 2022 S&P Dow Jones Indices LLC, a division of S&P Global, and/or its affiliates. All rights reserved. Redistribution or reproduction in whole or in part are prohibited without written permission of S&P Dow Jones Indices LLC.

American Funds Distributors, Inc., member FINRA.

The Capital Advantage®

Since 1931, Capital Group, home of American Funds, has helped investors pursue long-term investment success. Our consistent approach — in combination with The Capital SystemSM — has resulted in superior outcomes.

Aligned with investor success

We base our decisions on a long-term perspective, which we believe aligns our goals with the interests of our clients. American Funds Insurance Series portfolio managers average 28 years of investment industry experience, including 23 years at our company, reflecting a career commitment to our long-term approach.1

The Capital System

The Capital System combines individual accountability with teamwork. Funds using The Capital System are divided into portions that are managed independently by investment professionals with diverse backgrounds, ages and investment approaches. An extensive global research effort is the backbone of our system.

American Funds Insurance Series’ superior outcomes

American Funds Insurance Series equity funds have beaten their comparable Lipper indexes in 89% of 10-year periods and 100% of 20-year periods.2 Our fixed income funds have helped investors achieve diversification through attention to correlation between bonds and equities.3 We strive to keep management fees competitive. Over the past 20 years, most funds’ fees have been below industry averages.4

[1]	Portfolio manager experience as of the American Funds Insurance Series prospectus dated May 1, 2022.
[2]	Based on Class 1 share results for rolling calendar-year periods starting the first full calendar year after each fund’s inception through December 31, 2021. Periods covered are the shorter of the fund’s lifetime or since the inception date of the comparable Lipper index or average. The comparable Lipper indexes are: Capital World Funds Index (Global Growth Fund, Capital World Growth and Income Fund), Growth Funds Index (Growth Fund), International Funds Index (International Fund), Emerging Markets Funds Index (New World Fund), Growth & Income Funds Index (Washington Mutual Investors Fund, Growth and Income Fund) and Balanced Funds Index (Asset Allocation Fund). The Lipper Global Small-/Mid-Cap Funds Average was used for Global Small Capitalization Fund. Lipper source: Refinitiv Lipper. There have been periods when the fund has lagged the index.
[3]	Based on Class 1 share results as of December 31, 2021. Three of our five fixed income funds showed a three-year correlation below 0.3. Standard & Poor’s 500 Index was used as an equity market proxy. Correlation based on monthly total returns. Correlation is a statistical measure of how two securities move in relation to each other. A correlation ranges from –1 to 1.A positive correlation close to 1 implies that as one security moves, either up or down, the other security will move in “lockstep,” in the same direction. A negative correlation close to –1 indicates that the securities have moved in the opposite direction.
[4]	Based on management fees for the 20-year period ended December 31, 2021, versus comparable Lipper categories, excluding funds of funds.

All Capital Group trademarks mentioned are owned by The Capital Group Companies, Inc., an affiliated company or fund. All other company and product names mentioned are the property of their respective companies.

ITEM 2 – Code of Ethics

Not applicable for filing of semi-annual reports to shareholders.

ITEM 3 – Audit Committee Financial Expert

Not applicable for filing of semi-annual reports to shareholders.

ITEM 4 – Principal Accountant Fees and Services

Not applicable for filing of semi-annual reports to shareholders.

ITEM 5 – Audit Committee of Listed Registrants

Not applicable to this Registrant, insofar as the Registrant is not a listed issuer as defined in Rule 10A-3 under the Securities Exchange Act of 1934.

ITEM 6 – Schedule of Investments

Not applicable, insofar as the schedule is included as part of the report to shareholders filed under Item 1 of this Form.

ITEM 7 – Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 8 – Portfolio Managers of Closed-End Management Investment Companies

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 9 – Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 10 – Submission of Matters to a Vote of Security Holders

There have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s board of trustees since the Registrant last submitted a proxy statement to its shareholders. The procedures are as follows. The Registrant has a nominating and governance committee comprised solely of persons who are not considered ‘‘interested persons’’ of the Registrant within the meaning of the Investment Company Act of 1940, as amended. The committee periodically reviews such issues as the board’s composition, responsibilities, committees, compensation and other relevant issues, and recommends any appropriate changes to the full board of trustees. While the committee normally is able to identify from its own resources an ample number of qualified candidates, it will consider shareholder suggestions of persons to be considered as nominees to fill future vacancies on the board. Such suggestions must be sent in writing to the nominating and governance committee of the Registrant, c/o the Registrant’s Secretary, and must be accompanied by complete biographical and occupational data on the prospective nominee, along with a written consent of the prospective nominee for consideration of his or her name by the nominating and governance committee.

ITEM 11 – Controls and Procedures

(a)	The Registrant’s Principal Executive Officer and Principal Financial Officer have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures (as such term is defined in Rule 30a-3 under the Investment Company Act of 1940), that such controls and procedures are adequate and reasonably designed to achieve the purposes described in paragraph (c) of such rule.

(b)

There were no changes in the Registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s semi-annual period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 12 – Exhibits

(a)(1)	Not applicable for filing of semi-annual reports to shareholders.

(a)(2)	The certifications required by Rule 30a-2 of the Investment Company Act of 1940 and Sections 302 and 906 of the Sarbanes-Oxley Act of 2002 are attached as exhibits hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

AMERICAN FUNDS INSURANCE SERIES

By __/s/ Maria Manotok____________________
Maria Manotok, Principal Executive Officer

Date: August 31, 2022

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By __/s/ Maria Manotok_________________
Maria Manotok, Principal Executive Officer

Date: August 31, 2022

By ___/s/ Gregory F. Niland __________
Gregory F. Niland, Treasurer and Principal Financial Officer

Date: August 31, 2022